UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210
(Name and address of agent for service)

Copy to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Item 1. Report to Shareholders.

Annual Report
September 30, 2018
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones Global Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities. The Dow Jones Global Select Real Estate Securities Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate.
The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the United States. The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a measure of the type of global real estate securities that represent the ownership and operation of commercial or residential real estate.
The S&P China BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in China available to foreign investors. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P Global Natural Resources Index is comprised of 90 of the largest U.S. and foreign publicly traded companies, based on market capitalization, in natural resources and commodities businesses that meet certain investability requirements. The Index component securities represent a combination of the component securities included in each of the following three sub-indices: the S&P Global Natural Resources-Agriculture Index, the S&P Global Natural Resources-Energy Index and the S&P Global Natural Resources-Metals and Mining Index. The weight of each sub-index equals one-third of the total weight of the Index.
The S&P Developed Ex-U.S. Under USD2 Billion Index (the “Index”) is a market capitalization weighted index designed to define and measure the investable universe of publicly traded small-cap companies, as defined by the Index, domiciled in developed countries outside the United States. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
The S&P BMI North American Natural Resources Index comprises publicly traded large- and mid-capitalization U.S. and Canadian companies in the natural resources and commodities businesses that meet certain investability requirements and are classified within the sub-industries of one of three natural resources categories: energy, metals & mining or agriculture.
See accompanying notes to financial statements.
2

SPDR DOW JONES GLOBAL REAL ESTATE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones Global Real Estate ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Dow Jones Global Select Real Estate Securities Index. The Fund’s benchmark is the Dow Jones Global Select Real Estate Securities Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 3.60%, and the Index was 3.23%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Index lagged the broader MSCI World Index by almost 2% during the first fiscal quarter as the US Tax Cuts and Jobs Act brought initial fear that the legislation would hurt the sector since REITs do not pay corporate tax and, therefore, would not benefit in the same way as other GICS sectors would. This kickoff to the fiscal year led to an overall underperformance versus the broader index by approximately 8% for the Reporting Period even though the Index enjoyed positive returns. The second fiscal quarter brought news of “trade wars” between the US and China that focused partly on steel and aluminum. If that wasn’t enough to trigger real estate investors’ concern, the previously announced US tariffs against Canadian lumber were enacted during this period fully bringing expectations of higher construction prices and, therefore, higher home prices. This added noise came at a time when the Federal Reserve Bank raised interest rates in each of the four fiscal quarters given investors yet another reason to explore alternative income-producing options.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Simon Property Group, Inc., Link Real Estate Investment Trust and Prologis, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Unibail-Rodamco-Westfield, Ventas, Inc. and NEPI Rockcastle Plc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR Dow Jones Global Real Estate ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones Global Select Real Estate Securities Index	Net Value Asset	Market Value	Dow Jones Global Select Real Estate Securities Index
ONE YEAR	3.60%	3.41%	3.23%	3.60%	3.41%	3.23%
FIVE YEARS	33.34%	33.00%	31.60%	5.92%	5.87%	5.65%
TEN YEARS	82.06%	81.79%	78.09%	6.17%	6.16%	5.94%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Dow Jones Global Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Simon Property Group, Inc. REIT	4.8%
Prologis, Inc. REIT	3.8
Public Storage REIT	2.7
AvalonBay Communities, Inc. REIT	2.2
Equity Residential REIT	2.1
Welltower, Inc. REIT	2.1
Mitsui Fudosan Co., Ltd.	2.1
Digital Realty Trust, Inc. REIT	2.0
Link REIT	1.8
Ventas, Inc. REIT	1.7
TOTAL	25.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	86.5%
Real Estate Management & Development	13.0
Diversified Financial Services	0.0*
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones International Real Estate ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Dow Jones Global ex-U.S. Select Real Estate Securities Index. The Fund’s benchmark is the Dow Jones Global ex-U.S. Select Real Estate Securities Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 2.87%, and the Index was 3.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Strengthened by its non-exposure to the US, the Index beat the broader MSCI World ex-U.S. Index by close to 0.50% during the Reporting Period. The U.S. Tax Cuts and Jobs Act, signed during the first fiscal quarter, brought initial fear that the legislation would hurt the sector since REITs do not pay corporate tax and, therefore, would not benefit in the same way as other sectors would. The second fiscal quarter brought news of trade wars between the US and China that focused partly on steel and aluminum. In addition, previously announced US tariffs against Canadian lumber were enacted during this period fully bringing expectations of higher construction prices and, therefore, higher home prices. This added noise came at a time when the Federal Reserve Bank raised interest rates in each of the four fiscal quarters given investors yet another reason to explore alternative income-producing options. European REITs benefited from a stronger Euro and Sterling versus US Dollars during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Link Real Estate Investment Trust, Mitsui Fudosan Co., Ltd., and Goodman Group. The top negative contributors to the Fund’s performance during the Reporting Period were BR Malls Participacoes S.A., Unibail-Rodamco-Westfield, and NEPI Rockcastle Plc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Dow Jones International Real Estate ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones Global ex-U.S. Select Real Estate Securities Index	Net Value Asset	Market Value	Dow Jones Global ex-U.S. Select Real Estate Securities Index
ONE YEAR	2.87%	2.59%	3.13%	2.87%	2.59%	3.13%
FIVE YEARS	13.52%	12.86%	15.28%	2.57%	2.45%	2.89%
TEN YEARS	67.02%	65.44%	73.96%	5.26%	5.16%	5.69%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.59%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Mitsui Fudosan Co., Ltd.	4.9%
Link REIT	4.4
Unibail-Rodamco-Westfield	4.0
Deutsche Wohnen SE	3.6
Scentre Group REIT	3.2
Goodman Group REIT	2.6
Gecina SA REIT	1.9
Unibail-Rodamco-Westfield	1.8
Land Securities Group PLC REIT	1.8
Segro PLC REIT	1.8
TOTAL	30.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	68.6%
Real Estate Management & Development	30.8
Diversified Financial Services	0.0*
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P CHINA ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P China ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S&P China BMI Index. The Fund’s benchmark is the S&P China BMI Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –2.64%, and the Index was –2.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in return of the fund and index was largely due to sampling.
The first half of the fiscal year saw positive results with the Index returning 9.41%. That strong advance by China coincided with stabilization in the Chinese currency against the U.S. dollar this year, as well as a rate of economic growth in 2017 now estimated at approximately 6.8% by J.P. Morgan (against earlier consensus estimates and an official target of 6.5%). Closing out the second quarter of the fiscal year, escalating threats of more aggressive tariff measures than already announced by the United States resulted in a marginal return of 1.91% for the Index. China, which had held on to a positive 2018 year to date gain through May before closing the half way point of 2018 down –1.32%. During the last quarter of the fiscal year, China endured a challenging quarter. The Index fell –7.81% amid decelerating economic data and an ongoing trade dispute with the United States that culminated in U.S. tariffs of 10% on an additional $200 billion in Chinese goods. From an economic standpoint, a number of Chinese indicators continued to either plateau or slow down. Fixed asset investment growth eased to its slowest pace since 1990, industrial production has flat-lined at an approximate 6% growth rate and credit growth, as measured by total social financing, also moderated.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Ping An Insurance (Group) Company of China, Ltd. Class H, CNOOC Limited, and China Petroleum & Chemical Corporation Class H. The top negative contributors to the Fund’s performance during the Reporting Period were Tencent Holdings Ltd., JD.com, Inc. Sponsored ADR Class A, and Alibaba Group Holding Ltd. Sponsored ADR.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P China ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P China BMI Index	Net Value Asset	Market Value	S&P China BMI Index
ONE YEAR	– 2.64%	– 3.65%	– 2.51%	– 2.64%	– 3.65%	– 2.51%
FIVE YEARS	44.62%	44.25%	44.97%	7.66%	7.60%	7.71%
TEN YEARS	131.87%	128.58%	138.11%	8.77%	8.62%	9.06%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P China ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.59%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Tencent Holdings, Ltd.	13.1%
Alibaba Group Holding, Ltd. ADR	12.1
China Construction Bank Corp. Class H	5.5
Baidu, Inc. ADR	3.7
Industrial & Commercial Bank of China, Ltd. Class H	3.3
China Mobile, Ltd.	3.2
Ping An Insurance Group Co. of China, Ltd. Class H	3.0
Bank of China, Ltd. Class H	2.0
CNOOC, Ltd.	1.9
China Petroleum & Chemical Corp. Class H	1.5
TOTAL	49.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Communication Services	24.1%
Financials	22.0
Consumer Discretionary	21.1
Industrials	6.3
Energy	5.6
Real Estate	5.3
Health Care	3.7
Information Technology	3.3
Consumer Staples	3.1
Utilities	2.5
Materials	2.3
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P GLOBAL NATURAL RESOURCES ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Natural Resources ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S& P Global Natural Resources Index. The Fund’s benchmark is the S&P Global Natural Resources Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 13.17%, and the Index was 13.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative security misweights between the Fund and the Index, the effects of cash holdings on the Fund performance, and Fund expenses contributed to the difference between the Fund’s performance and that of the Index.
Ongoing strong demand for raw materials, positive macroeconomic data and corporate earnings were primary drivers of Fund performance during the Reporting Period. The Fund had positive performance in three of the four quarters in the Reporting Period. In the first quarter of the Reporting Period, Fund performance was aided by a strong global economy, tax reform in the United States and recovering oil prices. Geopolitical factors such as tensions with North Korea and political unrest in Europe and Saudi Arabia hurt the Fund’s performance during the Reporting Period. The second quarter of the Reporting Period had negative performance as a result of a global trade war as the US and China levied tariffs on a number of products, profit-taking by investors amid high volatility and increased inflation fears. The demand for raw materials, especially China’s appetite for iron-ore used in the production of steel, helped pace positive performance in the second half of the Reporting Period. Additionally, strong corporate earnings, increased M&A activity, and softening of the relationship between North and South Korea also contributed to the positive performance for the Reporting Period despite the ongoing trade war between the US and China and hawkish comments from some central banks.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Vale S.A. Sponsored ADR, BHP Billiton Limited and UPM-Kymmene Oyj. The top negative contributors to the Fund’s performance during the Reporting Period were Newmont Mining Corporation, Amcor Ltd, and Barrick Gold Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR S&P Global Natural Resources ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Natural Resources Index	Net Value Asset	Market Value	S&P Global Natural Resources Index
ONE YEAR	13.17%	12.88%	13.45%	13.17%	12.88%	13.45%
FIVE YEARS	18.84%	18.98%	18.79%	3.51%	3.54%	3.50%
SINCE INCEPTION(1)	22.13%	22.13%	22.50%	2.51%	2.51%	2.55%

(1)	For the period September 13, 2010 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Natural Resources ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
BHP Billiton, Ltd.	5.1%
Nutrien, Ltd.	4.5
Exxon Mobil Corp.	4.1
TOTAL SA	4.0
Royal Dutch Shell PLC Class A	3.7
BP PLC	3.5
Glencore PLC	3.4
Vale SA ADR	3.4
Chevron Corp.	2.7
UPM-Kymmene Oyj	2.6
TOTAL	37.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018

% of Net Assets
Metals & Mining	33.3%
Oil, Gas & Consumable Fuels	31.9
Chemicals	10.0
Containers & Packaging	8.1
Paper & Forest Products	6.9
Food Products	4.5
Equity Real Estate Investment Trusts (REITs)	2.1
Energy Equipment & Services	1.4
Household Products	0.9
Short-Term Investments	0.5
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P INTERNATIONAL SMALL CAP ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P International Small Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S& P Developed Ex-U.S. Under USD 2 Billion Index. The Fund’s benchmark is the S&P Developed Ex-U.S. Under USD 2 Billion Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 4.02%, and the Index was 3.89%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending, tax withholding differences, compounding (the exponential growth of outperformance or underperformance), and security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Index delivered the best quarter of the Reporting Period by gaining 7.39%. The final quarter of 2017 got underway in early October with a notable move higher in both U.S. interest rates and global equities as the reflation thematic that powered growth assets higher through much of 2017 gained strength anew. The Organization for Economic Cooperation and Development (OECD) estimated that all 45 economies it tracks were on track to expand in 2017, the first time since 2007, with 33 of those countries seeing accelerating growth from a year ago. In another measure of the breadth of the current growth upswing, JP Morgan estimated that 75% of the 24 countries in its global growth aggregate were achieving above potential growth in 2017. With steady firming in the global growth backdrop, the ECB announced a tapering in its monthly asset purchases to €30 billion a month through September 2018 on its scheduled monetary policy meeting on October 26th.
Although the Index ended up down 0.77% in the first quarter of 2018, global equity markets opened the first month of 2018 with an acceleration of positive momentum following up on what was the strongest year for global equity markets since 2009. A selection of sentiment indicators released in January also indicated considerable optimism among retail investors that market gains could continue. The fifteen month run of gains for global equity markets and historically low volatility across asset classes came to an abrupt end in February as developed equities fell into correction territory for the first time in two years. Premonitions that equity market resilience would be tested in February began to emerge in the closing days of January as the CBOE VIX Index of implied volatility finished the month at the highest closing level since the end of 2016. In March, global equities were further challenged by an important early salvo in a possible trade war launched with an announcement by the Trump administration that it would impose tariffs on imported steel and aluminum. This was followed by an announcement of possible tariffs on $60 billion in Chinese goods followed by an announcement from China that it would respond in kind imposing tariffs on U.S. imports.
After declining for the first time in ten quarters in the first three months of 2018, global equities managed a near symmetric positive outcome in the second quarter. The Index lost 2.36% resulting in the worst quarter of this Reporting Period. In particular, European shares fared worst among the developed markets so far this year in U.S. dollar terms. The euro slipped approximately 5.2% in the second quarter driven by heightened
See accompanying notes to financial statements.
15

SPDR S&P INTERNATIONAL SMALL CAP ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
political uncertainty in Italy at the end of May and more dovish than expected ECB guidance on interest rates communicated following the June 14th governing council meeting. European economic performance underwhelmed in the first half relative to expectations as measured by the Citibank Economic Surprises Index.
The Index lost 0.15% in the third quarter of 2018 but managed to deliver annualized gain of 3.89% for the Reporting Period. To that end, the third quarter delivered middling returns in non-U.S. developed markets and deeper challenges across emerging markets. In part, these divergent outcomes reflected the relative tenor of economic growth around the world, but policy issues including volatile trade conflicts and populist agendas have also been important factors in the dispersion of results.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Net One Systems Co., Ltd., Altri SGPS SA, and Fancl Corp. The top negative contributors to the Fund’s performance during the Reporting Period were Amarin Corp. PLC ADR, Aurora Cannabis, and Invocare Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
16

SPDR S&P International Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Developed Ex-U.S. Under USD2 Billion Index	Net Value Asset	Market Value	S&P Developed Ex-U.S. Under USD2 Billion Index
ONE YEAR	4.02%	3.33%	3.89%	4.02%	3.33%	3.89%
FIVE YEARS	37.45%	37.48%	37.57%	6.57%	6.57%	6.59%
TEN YEARS	116.19%	109.73%	111.79%	8.01%	7.69%	7.79%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P International Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
17

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Nikkon Holdings Co., Ltd.	0.3%
Wihlborgs Fastigheter AB	0.3
NIPPON REIT Investment Corp.	0.2
Iwatani Corp.	0.2
Shochiku Co., Ltd.	0.2
Toagosei Co., Ltd.	0.2
Kanematsu Corp.	0.2
Senior PLC	0.2
Barco NV	0.2
NET One Systems Co., Ltd.	0.2
TOTAL	2.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Industrials	21.0%
Consumer Discretionary	14.5
Information Technology	10.7
Materials	10.6
Real Estate	9.1
Financials	9.1
Health Care	8.3
Consumer Staples	6.2
Communication Services	4.3
Energy	4.3
Utilities	1.4
Short-Term Investments	9.2
Liabilities in Excess of Other Assets	(8.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P North American Natural Resources ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S&P BMI North American Natural Resources Index. The Fund’s benchmark is the S&P BMI North American Natural Resources Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 3.67%, and the Index was 3.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Differences in tax witholdings contributed to the difference between the Fund’s performance and that of the Index.
The Fund ended the Reporting Period with slight positive performance, but lagged the broader equity markets. President Trump’s willingness to confront seemingly all US trade partners has played a role in the performance of parts of the natural resources markets. The threat of tariff action and a stronger U.S. dollar have hurt both the metals and agriculture sectors. Traditionally considered a safe haven investment, gold has also not benefited from rising stock markets. Within the energy complex, crude oil proved resilient as prices reached and then surpassed their highest levels since the end of 2014 supported by continued compliance by OPEC members to the current quota agreement. Upcoming U.S. sanctions against Iranian supplies has also helped support the increase in oil prices.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ConocoPhillips, Chevron Corporation and Exxon Mobil Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Barrick Gold Corporation, Newmont Mining Corporation, and Franco-Nevada Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
19

SPDR S&P North American Natural Resources ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P BMI North American Natural Resources Index	Net Value Asset	Market Value	S&P BMI North American Natural Resources Index
ONE YEAR	3.67%	3.62%	3.60%	3.67%	3.62%	3.60%
SINCE INCEPTION(1)	47.56%	47.61%	47.48%	14.92%	14.94%	14.93%

(1)	For the period ended December 15, 2015 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/15, 12/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P North American Natural Resources ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
20

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Exxon Mobil Corp.	10.5%
Chevron Corp.	9.7
Nutrien, Ltd.	6.2
Freeport-McMoRan, Inc.	5.5
Archer-Daniels-Midland Co.	4.8
Newmont Mining Corp.	4.7
Barrick Gold Corp.	3.8
ConocoPhillips	3.8
Teck Resources, Ltd. Class B	3.5
Franco-Nevada Corp.	3.4
TOTAL	55.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018

% of Net Assets
Oil, Gas & Consumable Fuels	45.9%
Metals & Mining	33.1
Chemicals	12.2
Food Products	7.7
Paper & Forest Products	0.6
Short-Term Investments	7.1
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
21

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.6%
BWP Trust REIT	1,001,238	$ 2,419,650
Charter Hall Retail REIT	664,780	2,039,447
Dexus REIT	2,042,396	15,605,316
Goodman Group REIT	3,243,518	24,313,348
GPT Group REIT	3,632,367	13,692,923
Investa Office Fund REIT	1,006,598	4,020,350
Scentre Group REIT	10,775,361	30,952,166
Vicinity Centres REIT	6,503,380	12,328,468
		105,371,668
AUSTRIA — 0.4%
CA Immobilien Anlagen AG	147,977	5,290,319
IMMOFINANZ AG (a)	187,480	4,886,488
		10,176,807
BELGIUM — 0.2%
Cofinimmo SA REIT	42,894	5,350,814
BRAZIL — 0.2%
BR Malls Participacoes SA (a)	1,783,921	4,297,259
CANADA — 1.2%
Artis Real Estate Investment Trust	149,188	1,356,150
Boardwalk Real Estate Investment Trust	46,491	1,804,466
Canadian Apartment Properties REIT	143,113	5,280,101
Dream Office Real Estate Investment Trust	60,832	1,138,423
First Capital Realty, Inc.	350,714	5,290,827
H&R Real Estate Investment Trust	283,272	4,354,491
RioCan Real Estate Investment Trust	309,288	5,905,329
SmartCentres Real Estate Investment Trust	132,578	3,129,317
		28,259,104
FRANCE — 4.4%
Covivio REIT	109,086	11,371,625
Gecina SA REIT	110,980	18,536,283
Klepierre SA REIT	419,890	14,889,543
Mercialys SA REIT	22,288	359,318
Unibail-Rodamco-Westfield (b)	1,672,120	17,083,264
Unibail-Rodamco-Westfield (b)	194,945	39,221,950
		101,461,983
GERMANY — 2.7%
alstria office REIT-AG	319,263	4,739,129
Deutsche EuroShop AG	102,532	3,320,253
See accompanying notes to financial statements.
22

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Deutsche Wohnen SE	717,760	$ 34,447,571
Grand City Properties SA	209,119	5,421,341
LEG Immobilien AG	127,034	15,086,981
		63,015,275
HONG KONG — 3.8%
Hang Lung Properties, Ltd.	4,005,018	7,830,998
Hongkong Land Holdings, Ltd.	2,380,800	15,760,896
Hysan Development Co., Ltd.	1,235,731	6,245,851
Link REIT	4,308,682	42,426,606
Wharf Real Estate Investment Co., Ltd.	2,335,000	15,069,521
		87,333,872
JAPAN — 11.4%
Activia Properties, Inc. REIT	1,287	5,574,715
Advance Residence Investment Corp. REIT	2,732	6,980,027
Aeon Mall Co., Ltd.	207,200	3,560,808
AEON REIT Investment Corp.	3,007	3,232,422
Daiwa House REIT Investment Corp.	3,510	8,031,421
Daiwa Office Investment Corp. REIT	617	3,720,958
Frontier Real Estate Investment Corp.	1,000	3,895,761
Fukuoka REIT Corp.	1,611	2,493,409
GLP J-REIT	7,719	7,509,350
Heiwa Real Estate Co., Ltd.	71,300	1,261,725
Hoshino Resorts REIT, Inc.	418	2,057,155
Hulic Co., Ltd.	995,700	9,774,226
Hulic Reit, Inc.	1,986	2,888,473
Industrial & Infrastructure Fund Investment Corp. REIT	3,438	3,468,722
Invincible Investment Corp. REIT	11,633	4,864,793
Japan Excellent, Inc. REIT	2,643	3,504,299
Japan Hotel REIT Investment Corp.	8,117	5,909,899
Japan Logistics Fund, Inc. REIT	1,850	3,640,225
Japan Prime Realty Investment Corp. REIT	1,874	6,681,956
Japan Real Estate Investment Corp. REIT	2,803	14,707,822
Japan Rental Housing Investments, Inc. REIT	3,319	2,623,993
Japan Retail Fund Investment Corp. REIT	5,298	9,613,222
Kenedix Office Investment Corp. REIT	866	5,527,579
Kenedix Residential Next Investment Corp. REIT	1,789	2,738,981
Kenedix Retail REIT Corp.	1,028	2,201,984
Leopalace21 Corp.	503,000	2,803,178
MCUBS MidCity Investment Corp. REIT	3,325	2,529,207
Mitsui Fudosan Co., Ltd.	2,006,500	47,501,682
Mori Hills REIT Investment Corp.	3,218	4,091,026
Mori Trust Sogo Reit, Inc.	1,950	2,781,177
Nippon Building Fund, Inc. REIT	2,858	16,531,285
See accompanying notes to financial statements.
23

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Nippon Prologis REIT, Inc.	4,424	$ 8,759,586
NIPPON REIT Investment Corp.	911	2,947,506
Nomura Real Estate Master Fund, Inc. REIT	8,747	11,951,705
NTT Urban Development Corp.	221,200	2,535,567
Orix JREIT, Inc. REIT	5,586	8,724,360
Premier Investment Corp. REIT	2,694	2,831,920
Tokyu Fudosan Holdings Corp.	1,037,500	7,234,230
Tokyu REIT, Inc.	1,979	2,733,681
United Urban Investment Corp. REIT	6,183	9,705,761
Unizo Holdings Co., Ltd.	65,800	1,268,671
		261,394,467
MALTA — 0.0% (c)
BGP Holdings PLC (a)(d)	1,313,937	—
MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	6,102,468	8,031,431
NETHERLANDS — 0.3%
Eurocommercial Properties NV	82,258	3,013,415
Wereldhave NV REIT (e)	81,501	2,863,567
		5,876,982
PHILIPPINES — 0.7%
SM Prime Holdings, Inc.	23,281,500	15,577,017
ROMANIA — 0.4%
NEPI Rockcastle PLC	958,874	8,709,737
SINGAPORE — 2.8%
Ascendas Real Estate Investment Trust	5,157,120	9,964,355
CapitaLand Commercial Trust REIT	5,563,908	7,248,331
CapitaLand Mall Trust REIT	5,458,604	8,868,958
CapitaLand, Ltd.	5,059,451	12,478,757
Keppel REIT	3,656,612	3,184,666
Mapletree Commercial Trust REIT	3,797,900	4,475,148
Mapletree Industrial Trust REIT	2,538,700	3,678,872
Mapletree Logistics Trust REIT (e)	4,270,973	3,844,767
Mapletree North Asia Commercial Trust REIT	4,265,800	3,559,126
Suntec Real Estate Investment Trust	4,534,695	6,405,358
		63,708,338
SOUTH AFRICA — 0.9%
Growthpoint Properties, Ltd. REIT	6,012,698	9,870,151
Hyprop Investments, Ltd. REIT	515,219	3,360,460
Redefine Properties, Ltd. REIT	10,887,512	7,709,063
		20,939,674
See accompanying notes to financial statements.
24

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
SPAIN — 0.7%
Inmobiliaria Colonial Socimi SA REIT	598,004	$ 6,216,503
Martinsa Fadesa SA (a)(d)	178	—
Merlin Properties Socimi SA REIT	741,567	10,064,638
		16,281,141
SWEDEN — 0.9%
Castellum AB	552,907	9,891,547
Fabege AB	548,944	7,600,972
Kungsleden AB (e)	380,127	2,795,428
		20,287,947
SWITZERLAND — 0.9%
PSP Swiss Property AG	81,689	7,948,955
Swiss Prime Site AG (a)	153,701	13,162,458
		21,111,413
THAILAND — 0.3%
Central Pattana PCL NVDR	2,724,900	6,993,404
UNITED KINGDOM — 4.5%
British Land Co. PLC REIT	2,011,344	16,178,000
Capital & Counties Properties PLC	1,522,841	5,288,346
Derwent London PLC REIT	224,270	8,355,559
Grainger PLC	842,657	3,296,600
Great Portland Estates PLC REIT	570,034	4,973,772
Hammerson PLC REIT	1,605,261	9,560,284
Intu Properties PLC REIT (e)	1,754,043	3,524,820
Land Securities Group PLC REIT	1,520,441	17,515,441
Segro PLC REIT	2,042,581	16,988,612
Shaftesbury PLC REIT	466,422	5,507,590
Tritax Big Box REIT PLC	2,982,198	5,736,178
UNITE Group PLC REIT	532,363	6,199,454
		103,124,656
UNITED STATES — 57.8%
Acadia Realty Trust REIT	164,921	4,622,736
Alexandria Real Estate Equities, Inc. REIT	214,066	26,927,362
American Assets Trust, Inc. REIT	76,423	2,849,814
American Campus Communities, Inc. REIT	277,335	11,415,109
American Homes 4 Rent Class A, REIT	520,116	11,385,339
Apartment Investment & Management Co. Class A, REIT	318,456	14,053,464
Apple Hospitality REIT, Inc.	438,224	7,664,538
Ashford Hospitality Trust, Inc. REIT	171,616	1,096,626
AvalonBay Communities, Inc. REIT	279,738	50,674,539
Boston Properties, Inc. REIT	312,498	38,465,379
See accompanying notes to financial statements.
25

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Braemar Hotels & Resorts, Inc. REIT	61,830	$ 727,739
Brandywine Realty Trust REIT	364,145	5,724,359
Brixmor Property Group, Inc. REIT	612,498	10,724,843
Camden Property Trust REIT	187,836	17,575,815
CBL & Associates Properties, Inc. REIT (e)	354,684	1,415,189
Cedar Realty Trust, Inc. REIT	158,521	738,708
Chatham Lodging Trust REIT	92,831	1,939,240
Chesapeake Lodging Trust REIT	122,276	3,921,391
Columbia Property Trust, Inc. REIT	238,755	5,644,168
Corporate Office Properties Trust REIT	209,684	6,254,874
Cousins Properties, Inc. REIT	850,751	7,563,176
CubeSmart REIT	374,824	10,693,729
DDR Corp. REIT	295,171	3,952,340
DiamondRock Hospitality Co. REIT	411,630	4,803,722
Digital Realty Trust, Inc. REIT	417,112	46,916,758
Douglas Emmett, Inc. REIT	326,711	12,323,539
Duke Realty Corp. REIT	723,064	20,513,326
Easterly Government Properties, Inc. REIT	123,377	2,389,812
EastGroup Properties, Inc. REIT	71,977	6,882,441
Equity Commonwealth REIT	245,842	7,889,070
Equity LifeStyle Properties, Inc. REIT	180,282	17,388,199
Equity Residential REIT	745,374	49,388,481
Essex Property Trust, Inc. REIT	133,634	32,968,844
Extra Space Storage, Inc. REIT	256,019	22,181,486
Federal Realty Investment Trust REIT	148,686	18,804,318
First Industrial Realty Trust, Inc. REIT	254,994	8,006,812
Forest City Realty Trust, Inc. Class A, REIT	540,752	13,567,468
Franklin Street Properties Corp. REIT	221,951	1,773,388
HCP, Inc. REIT	950,896	25,027,583
Healthcare Realty Trust, Inc. REIT	253,454	7,416,064
Hersha Hospitality Trust REIT	73,364	1,663,162
Highwoods Properties, Inc. REIT	209,381	9,895,346
Hospitality Properties Trust REIT	332,638	9,593,280
Host Hotels & Resorts, Inc. REIT	1,501,032	31,671,775
Hudson Pacific Properties, Inc. REIT	317,147	10,377,050
Independence Realty Trust, Inc. REIT	177,495	1,869,022
Invitation Homes, Inc. REIT	600,452	13,756,355
JBG SMITH Properties REIT	219,202	8,073,210
Kilroy Realty Corp. REIT	203,185	14,566,333
Kimco Realty Corp. REIT	852,813	14,276,090
Kite Realty Group Trust REIT	169,332	2,819,378
LaSalle Hotel Properties REIT	223,461	7,729,516
Liberty Property Trust REIT	299,150	12,639,087
Life Storage, Inc. REIT	94,331	8,976,538
See accompanying notes to financial statements.
26

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
LTC Properties, Inc. REIT	80,259	$ 3,540,224
Macerich Co. REIT	214,128	11,839,137
Mack-Cali Realty Corp. REIT	182,778	3,885,860
Mid-America Apartment Communities, Inc. REIT	230,283	23,069,751
National Storage Affiliates Trust REIT	114,248	2,906,469
NorthStar Realty Europe Corp. REIT	103,493	1,465,461
Paramount Group, Inc. REIT	420,973	6,352,483
Park Hotels & Resorts, Inc. REIT	407,129	13,361,974
Pebblebrook Hotel Trust REIT (e)	139,725	5,081,798
Pennsylvania Real Estate Investment Trust	129,733	1,227,274
Piedmont Office Realty Trust, Inc. Class A, REIT	259,758	4,917,219
Prologis, Inc. REIT	1,274,050	86,367,849
PS Business Parks, Inc. REIT	40,350	5,128,081
Public Storage REIT	303,218	61,137,845
QTS Realty Trust, Inc. Class A, REIT	103,216	4,404,227
Ramco-Gershenson Properties Trust REIT	164,043	2,230,985
Regency Centers Corp. REIT	342,956	22,178,965
Retail Opportunity Investments Corp. REIT (e)	228,254	4,261,502
Retail Properties of America, Inc. Class A, REIT	444,290	5,415,895
Retail Value, Inc. REIT (a)	30,778	1,006,133
Rexford Industrial Realty, Inc. REIT	184,773	5,905,345
RLJ Lodging Trust REIT	354,771	7,815,605
Ryman Hospitality Properties, Inc. REIT	103,887	8,951,943
Saul Centers, Inc. REIT	23,232	1,300,992
Senior Housing Properties Trust REIT	480,943	8,445,359
Seritage Growth Properties Class A, REIT (e)	53,980	2,563,510
Simon Property Group, Inc. REIT	625,778	110,606,261
SL Green Realty Corp. REIT	175,244	17,091,547
Summit Hotel Properties, Inc. REIT	211,981	2,868,103
Sun Communities, Inc. REIT	164,594	16,712,875
Sunstone Hotel Investors, Inc. REIT	464,452	7,598,435
Tanger Factory Outlet Centers, Inc. REIT (e)	190,083	4,349,099
Taubman Centers, Inc. REIT	123,452	7,386,133
Tier REIT, Inc.	105,185	2,534,958
UDR, Inc. REIT	541,725	21,901,942
Universal Health Realty Income Trust REIT	26,277	1,955,272
Urban Edge Properties REIT	230,775	5,095,512
Ventas, Inc. REIT	721,384	39,228,862
Vornado Realty Trust REIT	350,327	25,573,871
Washington Prime Group, Inc. REIT (e)	376,528	2,748,654
Washington Real Estate Investment Trust	159,201	4,879,511
Weingarten Realty Investors REIT	241,095	7,174,987
Welltower, Inc. REIT	752,908	48,427,043
See accompanying notes to financial statements.
27

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	226,493	$ 5,367,884
		1,328,440,765
TOTAL COMMON STOCKS (Cost $2,200,153,853)		2,285,743,754

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g)	3,565,512	3,565,512
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	10,956,272	10,956,272
TOTAL SHORT-TERM INVESTMENTS (Cost $14,521,784)		14,521,784
TOTAL INVESTMENTS — 100.1% (Cost $2,214,675,637)		2,300,265,538
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,994,554)
NET ASSETS — 100.0%		$ 2,298,270,984

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(e)	All or a portion of the shares of the security are on loan at September 30, 2018.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.

NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
28

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 105,371,668	$—	$0(a)	$ 105,371,668
Austria	10,176,807	—	—	10,176,807
Belgium	5,350,814	—	—	5,350,814
Brazil	4,297,259	—	—	4,297,259
Canada	28,259,104	—	—	28,259,104
France	101,461,983	—	—	101,461,983
Germany	63,015,275	—	—	63,015,275
Hong Kong	87,333,872	—	—	87,333,872
Japan	261,394,467	—	—	261,394,467
Malta	—	—	0(a)	0
Mexico	8,031,431	—	—	8,031,431
Netherlands	5,876,982	—	—	5,876,982
Philippines	15,577,017	—	—	15,577,017
Romania	8,709,737	—	—	8,709,737
Singapore	63,708,338	—	—	63,708,338
South Africa	20,939,674	—	—	20,939,674
Spain	16,281,141	—	0(a)	16,281,141
Sweden	20,287,947	—	—	20,287,947
Switzerland	21,111,413	—	—	21,111,413
Thailand	6,993,404	—	—	6,993,404
United Kingdom	103,124,656	—	—	103,124,656
United States	1,328,440,765	—	—	1,328,440,765
Short-Term Investments	14,521,784	—	—	14,521,784
TOTAL INVESTMENTS	$2,300,265,538	$—	$ 0	$2,300,265,538

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
See accompanying notes to financial statements.
29

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,970,115	$ 3,970,115	$227,055,356	$227,459,959	$—	$—	3,565,512	$ 3,565,512	$ 65,053
State Street Navigator Securities Lending Government Money Market Portfolio	22,923,440	22,923,440	507,243,687	519,210,855	—	—	10,956,272	10,956,272	319,267
Total		$26,893,555	$734,299,043	$746,670,814	$—	$—		$14,521,784	$384,320
See accompanying notes to financial statements.
30

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 11.0%
BWP Trust REIT	3,113,130	$ 7,523,370
Charter Hall Retail REIT	2,122,471	6,511,429
Dexus REIT	6,343,844	48,471,350
Goodman Group REIT	10,074,628	75,519,217
GPT Group REIT	11,282,423	42,531,314
Investa Office Fund REIT	3,117,770	12,452,365
Scentre Group REIT	33,469,139	96,139,919
Vicinity Centres REIT	20,200,022	38,293,216
		327,442,180
AUSTRIA — 1.1%
CA Immobilien Anlagen AG	458,606	16,395,603
IMMOFINANZ AG (a)	580,899	15,140,580
		31,536,183
BELGIUM — 0.6%
Cofinimmo SA REIT	132,938	16,583,357
BRAZIL — 0.4%
BR Malls Participacoes SA (a)	5,511,116	13,275,641
CANADA — 3.0%
Artis Real Estate Investment Trust	485,079	4,409,468
Boardwalk Real Estate Investment Trust	145,678	5,654,236
Canadian Apartment Properties REIT	445,841	16,449,139
Dream Office Real Estate Investment Trust	191,720	3,587,890
First Capital Realty, Inc.	1,087,011	16,398,510
H&R Real Estate Investment Trust	877,516	13,489,280
RioCan Real Estate Investment Trust	958,661	18,304,002
SmartCentres Real Estate Investment Trust	420,363	9,922,076
		88,214,601
FRANCE — 10.5%
Covivio REIT	338,829	35,321,088
Gecina SA REIT	344,826	57,594,092
Klepierre SA REIT	1,304,213	46,248,151
Mercialys SA REIT	69,344	1,117,937
Unibail-Rodamco-Westfield (b)	5,332,529	54,479,941
Unibail-Rodamco-Westfield (b)	598,113	120,337,315
		315,098,524
GERMANY — 6.5%
alstria office REIT-AG	989,446	14,687,301
Deutsche EuroShop AG	317,435	10,279,373
See accompanying notes to financial statements.
31

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Deutsche Wohnen SE	2,229,422	$ 106,997,009
Grand City Properties SA	648,095	16,801,649
LEG Immobilien AG	394,580	46,861,634
		195,626,966
HONG KONG — 9.1%
Hang Lung Properties, Ltd.	12,418,755	24,282,349
Hongkong Land Holdings, Ltd.	7,395,000	48,954,900
Hysan Development Co., Ltd.	3,836,846	19,392,869
Link REIT	13,382,355	131,772,988
Wharf Real Estate Investment Co., Ltd.	7,266,000	46,892,995
		271,296,101
JAPAN — 27.1%
Activia Properties, Inc. REIT	3,989	17,278,584
Advance Residence Investment Corp. REIT	8,471	21,642,683
Aeon Mall Co., Ltd.	641,440	11,023,382
AEON REIT Investment Corp.	9,352	10,053,081
Daiwa House REIT Investment Corp.	10,885	24,906,559
Daiwa Office Investment Corp. REIT	1,912	11,530,748
Frontier Real Estate Investment Corp.	3,109	12,111,921
Fukuoka REIT Corp.	4,983	7,712,386
GLP J-REIT	23,934	23,283,946
Heiwa Real Estate Co., Ltd.	223,800	3,960,364
Hoshino Resorts REIT, Inc. (c)	1,290	6,348,638
Hulic Co., Ltd.	3,084,490	30,278,702
Hulic Reit, Inc.	6,187	8,998,480
Industrial & Infrastructure Fund Investment Corp. REIT	10,646	10,741,133
Invincible Investment Corp. REIT	36,057	15,078,642
Japan Excellent, Inc. REIT	8,181	10,847,019
Japan Hotel REIT Investment Corp.	25,164	18,321,634
Japan Logistics Fund, Inc. REIT	5,728	11,270,925
Japan Prime Realty Investment Corp. REIT	5,792	20,652,023
Japan Real Estate Investment Corp. REIT	8,706	45,681,877
Japan Rental Housing Investments, Inc. REIT (c)	10,525	8,321,037
Japan Retail Fund Investment Corp. REIT	16,457	29,861,229
Kenedix Office Investment Corp. REIT	2,691	17,176,344
Kenedix Residential Next Investment Corp. REIT (c)	5,416	8,291,961
Kenedix Retail REIT Corp. (c)	3,179	6,809,444
Leopalace21 Corp. (c)	1,627,000	9,067,139
MCUBS MidCity Investment Corp. REIT (c)	10,547	8,022,721
Mitsui Fudosan Co., Ltd.	6,232,400	147,545,218
Mori Hills REIT Investment Corp.	9,991	12,701,505
Mori Trust Sogo Reit, Inc.	6,033	8,604,534
Nippon Building Fund, Inc. REIT	8,877	51,346,472
See accompanying notes to financial statements.
32

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Nippon Prologis REIT, Inc.	13,720	$ 27,165,805
NIPPON REIT Investment Corp.	2,825	9,140,181
Nomura Real Estate Master Fund, Inc. REIT	27,168	37,121,747
NTT Urban Development Corp. (c)	699,431	8,017,424
Orix JREIT, Inc. REIT	17,324	27,057,073
Premier Investment Corp. REIT	8,473	8,906,776
Tokyu Fudosan Holdings Corp.	3,216,800	22,429,948
Tokyu REIT, Inc.	6,124	8,459,353
United Urban Investment Corp. REIT	19,204	30,145,470
Unizo Holdings Co., Ltd.	202,800	3,910,129
		811,824,237
MALTA — 0.0% (d)
BGP Holdings PLC (a)(e)	32,410,441	—
MEXICO — 0.8%
Fibra Uno Administracion SA de CV REIT	18,919,196	24,899,470
NETHERLANDS — 0.6%
Eurocommercial Properties NV	254,392	9,319,319
Wereldhave NV REIT (c)	252,177	8,860,330
		18,179,649
PHILIPPINES — 1.6%
SM Prime Holdings, Inc.	72,615,200	48,584,851
ROMANIA — 0.9%
NEPI Rockcastle PLC	2,972,089	26,996,366
SINGAPORE — 6.6%
Ascendas Real Estate Investment Trust	16,011,268	30,936,252
CapitaLand Commercial Trust REIT	17,428,529	22,704,857
CapitaLand Mall Trust REIT (c)	16,928,647	27,505,102
CapitaLand, Ltd.	15,715,097	38,760,111
Keppel REIT	11,565,253	10,072,566
Mapletree Commercial Trust REIT	11,766,300	13,864,488
Mapletree Industrial Trust REIT	7,870,700	11,405,559
Mapletree Logistics Trust REIT (c)	13,226,702	11,906,791
Mapletree North Asia Commercial Trust REIT	13,207,600	11,019,625
Suntec Real Estate Investment Trust	14,057,276	19,856,217
		198,031,568
SOUTH AFRICA — 2.2%
Growthpoint Properties, Ltd. REIT	18,678,887	30,662,347
Hyprop Investments, Ltd. REIT	1,603,264	10,457,116
Redefine Properties, Ltd. REIT	33,759,093	23,903,621
		65,023,084
See accompanying notes to financial statements.
33

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
SPAIN — 1.7%
Inmobiliaria Colonial Socimi SA REIT	1,853,135	$ 19,264,118
Martinsa Fadesa SA (a)(e)	35,998	—
Merlin Properties Socimi SA REIT	2,303,913	31,268,989
		50,533,107
SWEDEN — 2.1%
Castellum AB	1,717,371	30,723,893
Fabege AB	1,702,003	23,566,843
Kungsleden AB	1,176,320	8,650,579
		62,941,315
SWITZERLAND — 2.2%
PSP Swiss Property AG	253,323	24,650,237
Swiss Prime Site AG (a)	477,409	40,883,766
		65,534,003
THAILAND — 0.7%
Central Pattana PCL NVDR	8,448,459	21,682,811
UNITED KINGDOM — 10.7%
British Land Co. PLC REIT	6,247,400	50,250,199
Capital & Counties Properties PLC	4,719,026	16,387,686
Derwent London PLC REIT	695,529	25,913,113
Grainger PLC	2,608,694	10,205,599
Great Portland Estates PLC REIT	1,766,566	15,413,988
Hammerson PLC REIT	4,986,070	29,695,011
Intu Properties PLC REIT (c)	5,392,692	10,836,833
Land Securities Group PLC REIT	4,722,613	54,404,380
Segro PLC REIT	6,342,991	52,756,104
Shaftesbury PLC REIT	1,445,357	17,067,020
Tritax Big Box REIT PLC	9,243,633	17,779,880
UNITE Group PLC REIT	1,650,359	19,218,699
		319,928,512
TOTAL COMMON STOCKS (Cost $2,920,116,059)		2,973,232,526

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g)	2,860,224	2,860,224
See accompanying notes to financial statements.
34

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	21,488,695	$ 21,488,695
TOTAL SHORT-TERM INVESTMENTS (Cost $24,348,919)		24,348,919
TOTAL INVESTMENTS — 100.2% (Cost $2,944,464,978)		2,997,581,445
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(7,240,149)
NET ASSETS — 100.0%		$ 2,990,341,296

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.

NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
35

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 327,442,180	$—	$0(a)	$ 327,442,180
Austria	31,536,183	—	—	31,536,183
Belgium	16,583,357	—	—	16,583,357
Brazil	13,275,641	—	—	13,275,641
Canada	88,214,601	—	—	88,214,601
France	315,098,524	—	—	315,098,524
Germany	195,626,966	—	—	195,626,966
Hong Kong	271,296,101	—	—	271,296,101
Japan	811,824,237	—	—	811,824,237
Malta	—	—	0(a)	0
Mexico	24,899,470	—	—	24,899,470
Netherlands	18,179,649	—	—	18,179,649
Philippines	48,584,851	—	—	48,584,851
Romania	26,996,366	—	—	26,996,366
Singapore	198,031,568	—	—	198,031,568
South Africa	65,023,084	—	—	65,023,084
Spain	50,533,107	—	0(a)	50,533,107
Sweden	62,941,315	—	—	62,941,315
Switzerland	65,534,003	—	—	65,534,003
Thailand	21,682,811	—	—	21,682,811
United Kingdom	319,928,512	—	—	319,928,512
Short-Term Investments	24,348,919	—	—	24,348,919
TOTAL INVESTMENTS	$2,997,581,445	$—	$ 0	$2,997,581,445

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
See accompanying notes to financial statements.
36

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,755,745	$ 3,755,745	$ 227,177,743	$ 228,073,264	$—	$—	2,860,224	$ 2,860,224	$ 50,674
State Street Navigator Securities Lending Government Money Market Portfolio	60,686,836	60,686,836	1,291,914,497	1,331,112,638	—	—	21,488,695	21,488,695	950,407
Total		$64,442,581	$1,519,092,240	$1,559,185,902	$—	$—		$24,348,919	$1,001,081
See accompanying notes to financial statements.
37

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 0.1%
Other Security	1,712,000	$ 1,128,950
AIR FREIGHT & LOGISTICS — 0.3%
Other Securities	1,002,142	3,417,034
AIRLINES — 0.3%
Other Securities	4,374,000	3,414,610
AUTO COMPONENTS — 0.5%
Other Securities	3,884,400	5,407,601
AUTOMOBILES — 2.0%
Geely Automobile Holdings, Ltd.	3,224,000	6,427,482
Other Securities	12,931,191	13,928,695
		20,356,177
BANKS — 14.8%
Agricultural Bank of China, Ltd. Class H	16,848,000	8,268,006
Bank of China, Ltd. Class H	47,204,700	20,993,541
Bank of Communications Co., Ltd. Class H	13,818,824	10,366,458
China CITIC Bank Corp., Ltd. Class H	7,109,471	4,551,937
China Construction Bank Corp. Class H	65,102,623	56,908,323
China Merchants Bank Co., Ltd. Class H	2,429,235	9,872,289
Industrial & Commercial Bank of China, Ltd. Class H	47,218,789	34,516,923
Other Securities	12,927,959	8,127,932
		153,605,409
BEVERAGES — 0.5%
China Resources Beer Holdings Co., Ltd.	1,043,667	4,194,728
Other Securities	1,658,000	1,449,078
		5,643,806
BIOTECHNOLOGY — 0.7%
BeiGene, Ltd. ADR (a)	28,623	4,929,453
Other Securities	572,639	2,370,541
		7,299,994
BUILDING PRODUCTS — 0.0% (b)
Other Security	353,000	200,299
CAPITAL MARKETS — 1.2%
Other Securities	23,174,894	12,638,296
CHEMICALS — 0.3%
China Lumena New Materials Corp. (a)(c)(d)	3,564,548	—
Other Securities	5,338,999	2,779,811
		2,779,811
See accompanying notes to financial statements.
38

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Other Securities	3,982,125	$ 3,945,058
COMMUNICATIONS EQUIPMENT — 0.3%
China Fiber Optic Network System Group, Ltd. (a)(d)	1,131,600	—
Other Securities	4,182,707	2,790,822
		2,790,822
CONSTRUCTION & ENGINEERING — 1.0%
Other Securities	15,076,769	10,705,650
CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class H	843,500	5,093,404
China Shanshui Cement Group, Ltd. (a)(c)(d)	1,896,000	—
Other Securities	4,899,293	3,608,679
		8,702,083
CONSUMER FINANCE — 0.1%
Other Securities	17,826,900	989,551
CONTAINERS & PACKAGING — 0.0% (b)
Other Securities	9,877,714	458,090
DISTRIBUTORS — 0.0% (b)
Other Security	587,000	399,090
DIVERSIFIED CONSUMER SERVICES — 1.2%
New Oriental Education & Technology Group, Inc. ADR (a)	78,932	5,841,757
TAL Education Group ADR (a)	187,497	4,820,548
Other Securities	2,644,497	1,885,826
		12,548,131
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Security	1,150,000	1,094,902
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
China Telecom Corp., Ltd. Class H	9,336,951	4,641,687
China Unicom Hong Kong, Ltd.	3,819,805	4,500,837
Other Securities	2,769,600	1,880,088
		11,022,612
ELECTRICAL EQUIPMENT — 0.6%
Other Securities	12,845,556	5,877,984
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
AAC Technologies Holdings, Inc.	462,245	4,802,684
Anxin-China Holdings, Ltd. (a)(d)	3,068,000	—
Sunny Optical Technology Group Co., Ltd.	425,000	4,904,536
Other Securities	4,774,495	4,172,951
		13,880,171
See accompanying notes to financial statements.
39

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.2%
Other Securities	4,121,900	$ 1,774,066
ENTERTAINMENT — 1.1%
NetEase, Inc. ADR	45,910	10,478,957
Other Security	48,642	1,316,739
		11,795,696
FOOD & STAPLES RETAILING — 0.2%
Other Security	1,425,500	1,854,540
FOOD PRODUCTS — 1.9%
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	2,729,000	—
China Mengniu Dairy Co., Ltd. (a)	1,822,220	6,066,382
Want Want China Holdings, Ltd.	4,675,933	3,937,993
Other Securities	14,447,450	9,699,769
		19,704,144
GAS UTILITIES — 0.8%
China Gas Holdings, Ltd.	1,486,000	4,206,431
Other Securities	2,570,500	4,658,107
		8,864,538
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Other Securities	2,198,500	1,800,573
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Sinopharm Group Co., Ltd. Class H	764,400	3,741,456
Other Securities	1,120,000	2,136,733
		5,878,189
HEALTH CARE TECHNOLOGY — 0.1%
Other Security	143,054	956,143
HOTELS, RESTAURANTS & LEISURE — 1.3%
Yum China Holdings, Inc.	255,836	8,982,402
Other Securities	33,787,999	4,109,218
		13,091,620
HOUSEHOLD DURABLES — 0.3%
Other Securities	2,923,423	3,275,570
HOUSEHOLD PRODUCTS — 0.1%
Other Security	430,000	738,565
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.1%
Other Securities	27,932,508	11,131,416
See accompanying notes to financial statements.
40

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.7%
CITIC, Ltd.	4,242,000	$ 6,321,067
Other Security	317,000	702,473
		7,023,540
INSURANCE — 5.8%
China Life Insurance Co., Ltd. Class H	4,727,040	10,740,939
China Pacific Insurance Group Co., Ltd. Class H	1,569,400	6,057,059
PICC Property & Casualty Co., Ltd. Class H	4,456,287	5,262,188
Ping An Insurance Group Co. of China, Ltd. Class H (c)	3,058,600	31,074,991
Other Securities	6,131,111	7,697,810
		60,832,987
INTERNET & CATALOG RETAIL — 1.0%
Ctrip.com International, Ltd. ADR (a)	239,963	8,919,425
Other Security	225,749	1,408,674
		10,328,099
INTERACTIVE MEDIA & SERVICES — 18.5%
58.com, Inc. ADR (a)	49,913	3,673,597
Baidu, Inc. ADR (a)	168,321	38,491,646
Tencent Holdings, Ltd.	3,293,415	136,031,352
Other Securities	2,603,852	14,089,986
		192,286,581
INTERNET & DIRECT MARKETING RETAIL — 13.4%
Alibaba Group Holding, Ltd. ADR (a)	760,944	125,373,134
JD.com, Inc. ADR (a)	491,613	12,826,183
Other Security	14,411	700,086
		138,899,403
IT SERVICES — 0.5%
Other Securities	6,130,644	5,452,483
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Other Securities	681,000	2,759,837
MACHINERY — 1.4%
China Conch Venture Holdings, Ltd.	1,048,000	3,656,328
Other Securities	11,553,130	10,741,169
		14,397,497
MARINE — 0.2%
Other Securities	5,090,575	1,969,227
MEDIA — 0.2%
Other Securities	7,559,900	2,166,560
See accompanying notes to financial statements.
41

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
METALS & MINING — 0.9%
China Metal Recycling Holdings, Ltd. (a)(c)(d)	268,085	$ —
Other Securities	19,700,770	9,499,722
		9,499,722
MULTILINE RETAIL — 0.1%
Other Securities	2,140,120	728,866
OIL, GAS & CONSUMABLE FUELS — 5.4%
China Petroleum & Chemical Corp. Class H	15,354,640	15,384,270
China Shenhua Energy Co., Ltd. Class H	2,158,700	4,932,658
CNOOC, Ltd.	9,735,174	19,283,978
PetroChina Co., Ltd. Class H	12,656,930	10,255,075
Other Securities	8,403,313	6,203,610
		56,059,591
PAPER & FOREST PRODUCTS — 0.2%
Other Securities	2,363,000	2,387,018
PERSONAL PRODUCTS — 0.5%
Hengan International Group Co., Ltd.	513,500	4,738,041
PHARMACEUTICALS — 1.9%
China Animal Healthcare, Ltd. (a)(c)(d)	763,600	—
CSPC Pharmaceutical Group, Ltd.	2,660,000	5,649,810
Hua Han Health Industry Holdings, Ltd. (a)(c)(d)	3,728,400	—
Sino Biopharmaceutical, Ltd.	4,625,500	4,315,218
Other Securities	8,751,732	9,568,976
		19,534,004
PROFESSIONAL SERVICES — 0.1%
Other Security	13,572	1,044,908
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.3%
China Evergrande Group (c)	1,912,600	5,365,125
China Overseas Land & Investment, Ltd.	2,513,862	7,870,978
China Resources Land, Ltd.	1,762,555	6,171,837
Country Garden Holdings Co., Ltd.	4,324,500	5,454,743
Sunac China Holdings, Ltd. (c)	1,261,300	3,884,692
Other Securities	57,363,446	26,555,853
		55,303,228
ROAD & RAIL — 0.1%
Other Securities	2,665,300	1,470,530
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Hanergy Thin Film Power Group, Ltd. (a)(c)(d)	17,589,376	—
See accompanying notes to financial statements.
42

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Other Securities	12,697,189	$ 4,039,969
		4,039,969
SOFTWARE — 0.3%
Other Securities	2,749,610	3,598,874
SPECIALTY RETAIL — 0.3%
Other Securities	11,972,248	2,752,091
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Coolpad Group, Ltd. (a)(d)	2,629,400	—
Other Securities	5,945,600	4,658,938
		4,658,938
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Shenzhou International Group Holdings, Ltd.	425,000	5,453,105
Other Securities	8,847,118	6,004,271
		11,457,376
TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
Other Security	1,806,000	177,717
TRANSPORTATION INFRASTRUCTURE — 1.0%
Other Securities	12,150,961	10,841,350
WATER UTILITIES — 0.6%
Guangdong Investment, Ltd.	2,124,000	3,773,032
Other Securities	6,286,400	2,560,445
		6,333,477
WIRELESS TELECOMMUNICATION SERVICES — 3.2%
China Mobile, Ltd.	3,341,004	32,940,799
TOTAL COMMON STOCKS (Cost $908,672,905)		1,032,853,904
RIGHTS — 0.0% (b)
METALS & MINING — 0.0% (b)
Other Security (Cost: $156,417)	1,159,600	4,446
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e)(f)	539,688	539,688
See accompanying notes to financial statements.
43

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	14,615,815	$ 14,615,815
TOTAL SHORT-TERM INVESTMENTS (Cost $15,155,503)		15,155,503
TOTAL INVESTMENTS — 100.8% (Cost $923,984,825)		1,048,013,853
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(8,413,106)
NET ASSETS — 100.0%		$ 1,039,600,747

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.
ADR=	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018 and reflects the complete schedule of portfolio holdings.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 1,128,950	$ —	$ —	$ 1,128,950
Air Freight & Logistics	3,417,034	—	—	3,417,034
Airlines	3,414,610	—	—	3,414,610
See accompanying notes to financial statements.
44

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Auto Components	$ 5,407,601	$ —	$ —	$ 5,407,601
Automobiles	20,356,177	—	—	20,356,177
Banks	153,605,409	—	—	153,605,409
Beverages	5,643,806	—	—	5,643,806
Biotechnology	7,299,994	—	—	7,299,994
Building Products	200,299	—	—	200,299
Capital Markets	12,638,296	—	—	12,638,296
Chemicals	2,779,811	—	0(a)	2,779,811
Commercial Services & Supplies	3,945,058	—	—	3,945,058
Communications Equipment	2,684,412	106,410	0(a)	2,790,822
Construction & Engineering	10,705,650	—	—	10,705,650
Construction Materials	8,702,083	—	0(a)	8,702,083
Consumer Finance	989,551	—	—	989,551
Containers & Packaging	458,090	—	—	458,090
Distributors	399,090	—	—	399,090
Diversified Consumer Services	12,548,131	—	—	12,548,131
Diversified Financial Services	1,094,902	—	—	1,094,902
Diversified Telecommunication Services	11,022,612	—	—	11,022,612
Electrical Equipment	5,839,040	38,944	—	5,877,984
Electronic Equipment, Instruments & Components	13,880,171	—	0(a)	13,880,171
Energy Equipment & Services	1,774,066	—	—	1,774,066
Entertainment	11,795,696	—	—	11,795,696
Food & Staples Retailing	1,854,540	—	—	1,854,540
Food Products	19,523,181	180,963	0(a)	19,704,144
Gas Utilities	8,864,538	—	—	8,864,538
Health Care Equipment & Supplies	1,800,573	—	—	1,800,573
Health Care Providers & Services	5,878,189	—	—	5,878,189
Health Care Technology	956,143	—	—	956,143
Hotels, Restaurants & Leisure	13,091,620	—	—	13,091,620
Household Durables	3,275,570	—	—	3,275,570
Household Products	738,565	—	—	738,565
Independent Power and Renewable Electricity Producers	11,131,416	—	—	11,131,416
Industrial Conglomerates	7,023,540	—	—	7,023,540
Insurance	60,832,987	—	—	60,832,987
Internet & Catalog Retail	10,328,099	—	—	10,328,099
Interactive Media & Services	192,159,847	126,734	—	192,286,581
Internet & Direct Marketing Retail	138,899,403	—	—	138,899,403
IT Services	5,452,483	—	—	5,452,483
Life Sciences Tools & Services	2,759,837	—	—	2,759,837
See accompanying notes to financial statements.
45

SPDR S&P CHINA ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Machinery	$ 14,397,497	$ —	$ —	$ 14,397,497
Marine	1,969,227	—	—	1,969,227
Media	2,166,560	—	—	2,166,560
Metals & Mining	9,499,722	—	0(a)	9,499,722
Multiline Retail	728,866	—	—	728,866
Oil, Gas & Consumable Fuels	56,059,591	—	—	56,059,591
Paper & Forest Products	2,387,018	—	—	2,387,018
Personal Products	4,738,041	—	—	4,738,041
Pharmaceuticals	19,534,004	—	0(a)	19,534,004
Professional Services	1,044,908	—	—	1,044,908
Real Estate Management & Development	55,303,228	—	—	55,303,228
Road & Rail	1,470,530	—	—	1,470,530
Semiconductors & Semiconductor Equipment	4,039,969	—	0(a)	4,039,969
Software	3,598,874	—	—	3,598,874
Specialty Retail	2,752,091	—	—	2,752,091
Technology Hardware, Storage & Peripherals	4,658,938	—	0(a)	4,658,938
Textiles, Apparel & Luxury Goods	11,457,376	—	—	11,457,376
Trading Companies & Distributors	177,717	—	—	177,717
Transportation Infrastructure	10,841,350	—	—	10,841,350
Water Utilities	6,333,477	—	—	6,333,477
Wireless Telecommunication Services	32,940,799	—	—	32,940,799
Rights
Metals & Mining	—	4,446	—	4,446
Short-Term Investments	15,155,503	—	—	15,155,503
TOTAL INVESTMENTS	$1,047,556,356	$457,497	$ 0	$1,048,013,853

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,785,729	$ 2,785,729	$ 71,959,236	$ 74,205,277	$—	$—	539,688	$ 539,688	$ 24,359
State Street Navigator Securities Lending Government Money Market Portfolio	22,187,451	22,187,451	121,229,540	128,801,176	—	—	14,615,815	14,615,815	659,391
Total		$24,973,180	$193,188,776	$203,006,453	$—	$—		$15,155,503	$683,750
See accompanying notes to financial statements.
46

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 9.1%
Amcor, Ltd.	2,239,738	$ 22,169,302
BHP Billiton, Ltd.	3,153,934	79,026,691
Fortescue Metals Group, Ltd.	1,722,975	4,886,903
Newcrest Mining, Ltd.	773,040	10,856,659
South32, Ltd.	5,212,839	14,785,264
Woodside Petroleum, Ltd.	337,722	9,427,364
		141,152,183
AUSTRIA — 0.3%
Voestalpine AG	111,621	5,108,121
BRAZIL — 4.3%
Fibria Celulose SA ADR	439,207	8,138,506
Petroleo Brasileiro SA ADR	537,084	6,482,604
Vale SA ADR (a)	3,539,746	52,529,830
		67,150,940
CANADA — 10.5%
Barrick Gold Corp.	1,186,357	13,144,835
Canadian Natural Resources, Ltd.	394,576	12,881,872
Franco-Nevada Corp.	188,427	11,778,510
Goldcorp, Inc.	880,143	8,960,763
Imperial Oil, Ltd.	89,112	2,881,697
Nutrien, Ltd.	1,226,673	70,779,032
Suncor Energy, Inc.	589,489	22,793,331
Teck Resources, Ltd. Class B	512,118	12,333,462
Wheaton Precious Metals Corp.	448,454	7,840,833
		163,394,335
CHILE — 0.8%
Antofagasta PLC	358,292	3,994,820
Sociedad Quimica y Minera de Chile SA ADR (a)	179,921	8,225,988
		12,220,808
CHINA — 0.7%
CNOOC, Ltd.	5,796,000	11,481,041
COLOMBIA — 0.2%
Ecopetrol SA ADR (a)	81,637	2,198,484
FINLAND — 4.0%
Stora Enso Oyj Class R	1,101,406	21,076,180
UPM-Kymmene Oyj	1,029,132	40,402,369
		61,478,549
See accompanying notes to financial statements.
47

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
FRANCE — 4.0%
TOTAL SA	960,659	$ 62,306,551
GERMANY — 1.1%
KS AG	370,154	7,773,201
ThyssenKrupp AG	390,878	9,870,061
		17,643,262
HONG KONG — 0.2%
Nine Dragons Paper Holdings, Ltd.	3,256,000	3,520,270
IRELAND — 1.2%
Smurfit Kappa Group PLC	457,026	18,080,257
ISRAEL — 0.4%
Israel Chemicals, Ltd.	978,652	5,974,939
ITALY — 1.1%
Eni SpA	917,842	17,357,802
JAPAN — 3.6%
JFE Holdings, Inc.	584,500	13,415,429
Nippon Steel & Sumitomo Metal Corp.	895,100	18,940,642
Oji Holdings Corp.	1,964,000	14,265,088
Sumitomo Metal Mining Co., Ltd.	278,400	9,769,797
		56,390,956
LUXEMBOURG — 1.3%
ArcelorMittal	639,737	19,913,854
MEXICO — 0.1%
Fresnillo PLC	191,622	2,052,552
NETHERLANDS — 3.9%
OCI NV (b)	122,250	3,909,076
Royal Dutch Shell PLC Class A	1,661,272	57,116,637
		61,025,713
NORWAY — 2.3%
Equinor ASA	393,579	11,092,110
Norsk Hydro ASA	1,382,889	8,297,368
Yara International ASA	340,471	16,711,439
		36,100,917
PERU — 0.2%
Southern Copper Corp.	86,069	3,713,017
RUSSIA — 3.2%
Gazprom PJSC ADR	2,391,568	11,957,840
LUKOIL PJSC ADR	171,854	13,181,202
MMC Norilsk Nickel PJSC ADR	689,103	11,921,482
See accompanying notes to financial statements.
48

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Novatek PJSC GDR	32,863	$ 6,046,792
Novolipetsk Steel PJSC GDR	99,433	2,679,719
Rosneft Oil Co. PJSC GDR	420,617	3,157,993
		48,945,028
SINGAPORE — 1.1%
Wilmar International, Ltd.	6,973,519	16,434,099
SOUTH KOREA — 1.7%
Korea Zinc Co., Ltd.	12,679	4,983,587
POSCO ADR	310,220	20,474,520
POSCO	4,195	1,113,750
		26,571,857
SPAIN — 0.6%
Repsol SA	460,483	9,180,714
SWEDEN — 0.9%
Svenska Cellulosa AB SCA Class B	1,177,786	13,336,375
SWITZERLAND — 3.4%
Glencore PLC (b)	12,286,884	53,147,316
UNITED KINGDOM — 9.4%
Anglo American PLC	1,426,928	32,061,324
BP PLC	7,136,761	54,844,326
DS Smith PLC	2,623,633	16,364,305
Mondi PLC	710,214	19,486,286
Rio Tinto, Ltd.	418,372	23,841,689
		146,597,930
UNITED STATES — 29.5%
Anadarko Petroleum Corp.	90,667	6,111,863
Archer-Daniels-Midland Co.	651,151	32,733,361
Avery Dennison Corp.	102,198	11,073,153
Bunge, Ltd.	163,544	11,237,108
CF Industries Holdings, Inc.	272,114	14,813,886
Chevron Corp.	336,885	41,194,298
ConocoPhillips	205,872	15,934,493
Devon Energy Corp.	92,094	3,678,234
EOG Resources, Inc.	101,912	13,000,914
Exxon Mobil Corp.	746,069	63,430,786
FMC Corp.	156,797	13,669,562
Freeport-McMoRan, Inc.	1,364,476	18,993,506
Halliburton Co.	154,103	6,245,795
Ingredion, Inc.	83,864	8,802,365
International Paper Co.	482,381	23,709,026
Marathon Petroleum Corp.	81,720	6,535,148
See accompanying notes to financial statements.
49

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Mosaic Co.	408,977	$ 13,283,573
Newmont Mining Corp.	540,262	16,315,912
Nucor Corp.	323,150	20,503,868
Occidental Petroleum Corp.	134,731	11,070,846
Packaging Corp. of America	109,522	12,013,468
Phillips 66	73,861	8,325,612
Pioneer Natural Resources Co.	29,944	5,215,945
Rayonier, Inc. REIT	150,176	5,077,451
Schlumberger, Ltd.	243,728	14,847,910
Sealed Air Corp.	187,037	7,509,536
Valero Energy Corp.	75,789	8,620,999
WestRock Co.	298,916	15,974,071
Weyerhaeuser Co. REIT	881,669	28,451,459
		458,374,148
TOTAL COMMON STOCKS (Cost $1,400,101,059)		1,540,852,018

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	1,438,649	1,438,649
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	5,844,772	5,844,772
TOTAL SHORT-TERM INVESTMENTS (Cost $7,283,421)		7,283,421
TOTAL INVESTMENTS — 99.6% (Cost $1,407,384,480)		1,548,135,439
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		5,685,486
NET ASSETS — 100.0%		$ 1,553,820,925

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
50

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 141,152,183	$—	$—	$ 141,152,183
Austria	5,108,121	—	—	5,108,121
Brazil	67,150,940	—	—	67,150,940
Canada	163,394,335	—	—	163,394,335
Chile	12,220,808	—	—	12,220,808
China	11,481,041	—	—	11,481,041
Colombia	2,198,484	—	—	2,198,484
Finland	61,478,549	—	—	61,478,549
France	62,306,551	—	—	62,306,551
Germany	17,643,262	—	—	17,643,262
Hong Kong	3,520,270	—	—	3,520,270
Ireland	18,080,257	—	—	18,080,257
Israel	5,974,939	—	—	5,974,939
Italy	17,357,802	—	—	17,357,802
Japan	56,390,956	—	—	56,390,956
Luxembourg	19,913,854	—	—	19,913,854
Mexico	2,052,552	—	—	2,052,552
Netherlands	61,025,713	—	—	61,025,713
Norway	36,100,917	—	—	36,100,917
Peru	3,713,017	—	—	3,713,017
Russia	48,945,028	—	—	48,945,028
Singapore	16,434,099	—	—	16,434,099
South Korea	26,571,857	—	—	26,571,857
Spain	9,180,714	—	—	9,180,714
Sweden	13,336,375	—	—	13,336,375
Switzerland	53,147,316	—	—	53,147,316
United Kingdom	146,597,930	—	—	146,597,930
United States	458,374,148	—	—	458,374,148
Short-Term Investments	7,283,421	—	—	7,283,421
TOTAL INVESTMENTS	$1,548,135,439	$—	$—	$1,548,135,439
See accompanying notes to financial statements.
51

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	799,218	$ 799,218	$161,226,430	$160,586,999	$—	$—	1,438,649	$1,438,649	$ 47,422
State Street Navigator Securities Lending Government Money Market Portfolio	27,454,617	27,454,617	584,445,852	606,055,697	—	—	5,844,772	5,844,772	418,248
Total		$28,253,835	$745,672,282	$766,642,696	$—	$—		$7,283,421	$465,670
See accompanying notes to financial statements.
52

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS - 99.5%
AUSTRALIA – 6.1%
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	$ —
Astro Japan Property Group REIT (a)(b)	33,776	—
InvoCare, Ltd. (c)	125,966	1,126,524
Jacana Minerals, Ltd. (a)(b)(c)	12,051	—
Quintis, Ltd. (a)(b)(c)	148,677	—
Tiger Resources, Ltd. (a)(b)	2,464	—
Other Securities	50,955,729	52,359,222
		53,485,746
AUSTRIA – 0.4%
Other Securities	104,120	3,174,913
BELGIUM – 1.2%
Barco NV	12,702	1,702,539
Other Securities	691,758	8,509,064
		10,211,603
CANADA – 8.3%
Celestica, Inc. (b)	112,341	1,215,883
Colossus Minerals, Inc. (a)(b)	390	—
Enercare, Inc.	49,307	1,103,934
GASFRAC Energy Services, Inc. (a)(b)	21,904	—
Granite Real Estate Investment Trust	25,319	1,086,527
Great Basin Gold, Ltd. (a)(b)	266,255	—
Lightstream Resources, Ltd. (a)(b)	64,736	—
Maxar Technologies, Ltd. (c)	33,163	1,091,408
Poseidon Concepts Corp. (a)(b)	43,064	—
Southern Pacific Resource Corp. (a)(b)	281,142	—
Twin Butte Energy, Ltd. (a)(b)	83,708	—
Other Securities	12,225,175	67,460,705
		71,958,457
CHINA – 0.2%
Other Securities	4,387,411	1,478,966
DENMARK – 0.8%
Amagerbanken A/S (a)(b)	308,573	—
OW Bunker A/S (a)(b)(c)	9,828	—
Sydbank A/S	36,216	1,066,114
Other Securities	285,111	6,414,585
		7,480,699
FINLAND – 0.7%
Other Securities	864,169	6,067,575
See accompanying notes to financial statements.
53

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
FRANCE – 2.4%
CGG SA (b)	430,271	$ 1,203,421
SMCP SA (b)(d)	37,617	1,048,611
Solutions 30 SE (b)	21,541	1,276,013
Other Securities	1,218,949	17,501,916
		21,029,961
GERMANY – 2.6%
Indus Holding AG	23,037	1,431,524
Other Securities	1,340,983	21,203,396
		22,634,920
GREECE – 0.0% (e)
TT Hellenic Postbank SA (a)(b)	129,076	—
HONG KONG – 1.9%
China Household Holdings, Ltd. (a)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
Peace Mark Holdings, Ltd. (a)(b)	504,228	—
Road King Infrastructure, Ltd.	609,482	1,046,843
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Town Health International Medical Group, Ltd. (a)(b)(c)	1,848,000	81,478
Other Securities	77,262,459	15,171,696
		16,300,017
INDIA – 0.0% (e)
Other Security	16,439	198,090
IRELAND – 0.8%
Other Securities	2,658,749	7,452,578
ISRAEL – 1.6%
Other Securities	2,392,336	13,899,183
ITALY – 1.3%
Other Securities	27,941,328	11,588,115
JAPAN – 38.4%
Awa Bank, Ltd.	48,800	1,514,461
Bank of Okinawa, Ltd.	29,800	1,054,682
DTS Corp.	33,962	1,352,978
FCC Co., Ltd.	38,428	1,155,360
Fukuoka REIT Corp.	852	1,318,674
Iwatani Corp. (c)	53,000	1,887,441
Japan Logistics Fund, Inc. REIT	631	1,241,612
Kanematsu Corp.	118,299	1,780,968
Kiyo Bank, Ltd.	90,360	1,448,656
Marudai Food Co., Ltd.	62,931	1,221,115
See accompanying notes to financial statements.
54

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Maruha Nichiro Corp.	36,220	$ 1,336,108
Nakanishi, Inc.	77,040	1,603,403
NET One Systems Co., Ltd. (c)	68,900	1,654,789
Nikkon Holdings Co., Ltd. (c)	108,480	2,813,594
NIPPON REIT Investment Corp.	585	1,892,746
Nippon Suisan Kaisha, Ltd.	163,999	1,068,444
Penta-Ocean Construction Co., Ltd.	165,000	1,099,661
Premier Investment Corp. REIT	1,446	1,520,028
Seiren Co., Ltd.	66,180	1,122,179
Shima Seiki Manufacturing, Ltd. (c)	25,545	1,128,986
Shimachu Co., Ltd.	43,960	1,420,374
SHO-BOND Holdings Co., Ltd. (c)	14,100	1,138,328
Shochiku Co., Ltd. (c)	14,960	1,828,101
Toagosei Co., Ltd.	156,400	1,805,171
Toei Co., Ltd.	11,640	1,400,879
Zenrin Co., Ltd. (c)	50,165	1,554,614
Other Securities	20,018,294	296,379,205
		334,742,557
LIECHTENSTEIN – 0.0% (e)
Other Security	1,753	274,579
LUXEMBOURG – 0.1%
Other Securities	36,871	686,182
MACAU – 0.1%
Other Security	3,131,740	568,323
MALTA – 0.1%
Other Securities	39,278	525,367
NETHERLANDS – 1.7%
Corbion NV	41,396	1,346,280
Other Securities	1,289,418	13,401,686
		14,747,966
NEW ZEALAND – 1.1%
Other Securities	4,759,303	9,689,486
NORWAY – 1.5%
Other Securities	4,014,249	13,014,282
PERU – 0.0% (e)
Other Security	211,609	451,866
PORTUGAL – 0.2%
Altri SGPS SA	134,127	1,286,813
Other Securities	151,850	405,456
		1,692,269
See accompanying notes to financial statements.
55

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
SINGAPORE – 1.6%
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	$ —
Hyflux, Ltd. (a)(b)	33,300	—
Midas Holdings, Ltd. (a)(b)	1,078,700	—
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(b)	1,254	—
Other Securities	21,607,272	13,681,308
		13,681,308
SOUTH KOREA – 11.0%
CNK International Co., Ltd. (a)(b)	16,071	—
Hanjin Shipping Co., Ltd. (a)(b)	1,732	—
JB Financial Group Co., Ltd.	212,246	1,153,792
Woojeon Co., Ltd. (a)(b)	7,674	—
Other Securities	8,341,702	94,407,556
		95,561,348
SPAIN – 1.1%
Let's GOWEX SA (a)(b)(c)	9,561	—
Other Securities	16,459,682	9,839,470
		9,839,470
SWEDEN – 3.1%
Wihlborgs Fastigheter AB	182,706	2,196,614
Other Securities	2,805,300	24,523,159
		26,719,773
SWITZERLAND – 2.4%
Valora Holding AG (b)	5,073	1,368,484
Other Securities	869,794	19,724,967
		21,093,451
UNITED ARAB EMIRATES – 0.0% (e)
Other Security	3	133
UNITED KINGDOM – 7.7%
Cairn Energy PLC (b)	351,837	1,067,199
Drax Group PLC	215,904	1,092,975
Greene King PLC	162,890	1,041,266
J D Wetherspoon PLC	89,154	1,518,372
QinetiQ Group PLC	289,541	1,080,622
Saga PLC	644,002	1,098,472
Senior PLC	433,713	1,765,751
SVG Capital PLC (a)(b)	16,733	—
Other Securities	23,491,585	58,839,622
		67,504,279
See accompanying notes to financial statements.
56

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
UNITED STATES – 1.1%
Ferroglobe Representation & Warranty Insurance Trust (a)(b)	19,857	$ —
Other Securities	1,679,426	9,251,822
		9,251,822
TOTAL COMMON STOCKS (Cost $818,913,970)		867,005,284
WARRANTS - 0.0% (e)
AUSTRALIA – 0.0% (e)
Other Security	50	—
CANADA – 0.0% (e)
Other Security	7,412	13,475
FRANCE – 0.0% (e)
Other Securities	2,262	505
SINGAPORE – 0.0% (e)
Other Securities	504,369	85
TOTAL WARRANTS (Cost $39,646)		14,065
RIGHTS - 0.0% (e)
FRANCE – 0.0% (e)
Other Security	9,141	4,248
JAPAN – 0.0% (e)
Other Security	16,200	73,523
SINGAPORE – 0.0% (e)
Other Security	1,800	26
SWEDEN – 0.0% (e)
Other Security	39,912	30,390
TOTAL RIGHTS (Cost $37,680)		108,187
SHORT-TERM INVESTMENTS - 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f)(g)	116,772	116,772
See accompanying notes to financial statements.
57

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f)(h)	80,083,724	$ 80,083,724
TOTAL SHORT-TERM INVESTMENTS (Cost $80,200,496)		80,200,496
TOTAL INVESTMENTS - 108.7% (Cost $899,191,792)		947,328,032
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7)%		(76,212,010)
NET ASSETS - 100.0%		$ 871,116,022

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of securities is $81,478, representing less than 0.05% of the Fund's net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
58

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018 and reflects the complete schedule of portfolio holdings.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 53,485,746	$ —	$ 0(a)	$ 53,485,746
Austria	3,174,913	—	—	3,174,913
Belgium	10,211,603	—	—	10,211,603
Canada	71,851,792	106,665	0(a)	71,958,457
China	1,478,966	—	—	1,478,966
Denmark	7,480,699	—	—	7,480,699
Finland	6,067,575	—	—	6,067,575
France	21,029,961	—	—	21,029,961
Germany	22,634,920	—	—	22,634,920
Greece	—	—	0(a)	0
Hong Kong	15,995,537	223,002	81,478	16,300,017
India	198,090	—	—	198,090
Ireland	7,452,578	—	—	7,452,578
Israel	13,899,183	—	—	13,899,183
Italy	11,588,115	—	—	11,588,115
Japan	333,710,906	1,031,651	—	334,742,557
Liechtenstein	274,579	—	—	274,579
Luxembourg	686,182	—	—	686,182
Macau	568,323	—	—	568,323
Malta	525,367	—	—	525,367
Netherlands	14,747,966	—	—	14,747,966
New Zealand	9,689,486	—	—	9,689,486
Norway	13,014,282	—	—	13,014,282
Peru	451,866	—	—	451,866
Portugal	1,692,269	—	—	1,692,269
Singapore	13,669,261	12,047	0(a)	13,681,308
South Korea	95,519,479	41,869	0(a)	95,561,348
Spain	9,839,470	—	0(a)	9,839,470
Sweden	26,719,773	—	—	26,719,773
Switzerland	21,093,451	—	—	21,093,451
United Arab Emirates	133	—	—	133
United Kingdom	67,502,649	1,630	0(a)	67,504,279
See accompanying notes to financial statements.
59

SPDR S&P INTERNATIONAL SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United States	$ 9,251,822	$ —	$ 0(a)	$ 9,251,822
Warrants
Australia	—	—	0(a)	0
Canada	13,475	—	—	13,475
France	505	—	—	505
Singapore	85	—	0(a)	85
Rights
France	4,248	—	—	4,248
Japan	—	73,523	—	73,523
Singapore	—	26	0(a)	26
Sweden	—	30,390	—	30,390
Short-Term Investments	80,200,496	—	—	80,200,496
TOTAL INVESTMENTS	$945,725,751	$1,520,803	$81,478	$947,328,032

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,500	$ 73,500	$ 92,899,566	$ 92,856,294	$—	$—	116,772	$ 116,772	$ 31,429
State Street Navigator Securities Lending Government Money Market Portfolio	66,029,680	66,029,680	198,392,951	184,338,907	—	—	80,083,724	80,083,724	2,856,164
Total		$66,103,180	$291,292,517	$277,195,201	$—	$—		$80,200,496	$2,887,593
See accompanying notes to financial statements.
60

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
CANADA — 36.5%
Agnico Eagle Mines, Ltd. (a)	488,498	$ 16,673,783
ARC Resources, Ltd. (a)	105,222	1,172,209
Barrick Gold Corp.	2,441,489	26,991,241
Cameco Corp.	117,731	1,341,620
Canadian Natural Resources, Ltd.	325,372	10,622,542
Cenovus Energy, Inc.	303,439	3,044,719
Crescent Point Energy Corp. (a)	163,368	1,038,902
Encana Corp.	286,473	3,752,118
First Quantum Minerals, Ltd.	1,442,428	16,415,067
Franco-Nevada Corp.	389,272	24,333,264
Goldcorp, Inc.	1,818,352	18,512,697
Husky Energy, Inc.	89,732	1,574,441
Imperial Oil, Ltd.	73,480	2,376,191
Kinross Gold Corp. (b)	2,615,238	7,121,799
Lundin Mining Corp.	1,331,111	7,043,787
Nutrien, Ltd. (a)	766,344	44,216,258
Peyto Exploration & Development Corp. (a)	49,026	422,141
PrairieSky Royalty, Ltd. (a)	62,327	1,094,074
Seven Generations Energy, Ltd. Class A (b)	83,153	990,683
Suncor Energy, Inc.	486,072	18,794,583
Teck Resources, Ltd. Class B	1,053,765	25,378,079
Tourmaline Oil Corp.	75,281	1,324,377
Vermilion Energy, Inc. (a)	44,780	1,474,421
West Fraser Timber Co., Ltd.	71,595	4,071,599
Wheaton Precious Metals Corp.	926,430	16,197,832
Yamana Gold, Inc. (a)	1,985,251	4,945,465
		260,923,892
UNITED STATES — 63.0%
Anadarko Petroleum Corp.	153,267	10,331,728
Antero Resources Corp. (b)	64,164	1,136,344
Apache Corp.	113,698	5,419,984
Archer-Daniels-Midland Co.	675,700	33,967,439
Bunge, Ltd.	170,213	11,695,335
Cabot Oil & Gas Corp.	134,328	3,025,067
CF Industries Holdings, Inc.	282,006	15,352,407
Chevron Corp.	568,491	69,515,080
Cimarex Energy Co.	28,417	2,641,076
Concho Resources, Inc. (b)	56,563	8,639,998
ConocoPhillips	348,057	26,939,612
Continental Resources, Inc. (b)	25,703	1,755,001
Devon Energy Corp.	155,720	6,219,457
See accompanying notes to financial statements.
61

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
EOG Resources, Inc.	172,240	$ 21,972,657
EQT Corp.	75,034	3,318,754
Exxon Mobil Corp.	880,359	74,848,122
FMC Corp.	162,537	14,169,976
Freeport-McMoRan, Inc.	2,819,077	39,241,552
Hess Corp.	77,864	5,573,505
Ingredion, Inc.	87,319	9,165,002
Marathon Oil Corp.	253,806	5,908,604
Mosaic Co.	423,755	13,763,562
Newmont Mining Corp.	1,116,225	33,709,995
Noble Energy, Inc.	144,095	4,494,323
Occidental Petroleum Corp.	227,872	18,724,242
Pioneer Natural Resources Co.	50,749	8,839,968
		450,368,790
TOTAL COMMON STOCKS (Cost $625,520,778)		711,292,682

SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	2,632,481	2,632,481
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	48,221,868	48,221,868
TOTAL SHORT-TERM INVESTMENTS (Cost $50,854,349)		50,854,349
TOTAL INVESTMENTS — 106.6% (Cost $676,375,127)		762,147,031
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(47,440,402)
NET ASSETS — 100.0%		$ 714,706,629

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
62

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Canada	$260,923,892	$—	$—	$260,923,892
United States	450,368,790	—	—	450,368,790
Short-Term Investments	50,854,349	—	—	50,854,349
TOTAL INVESTMENTS	$762,147,031	$—	$—	$762,147,031
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,488,016	$3,488,016	$ 42,493,009	$ 43,348,544	$—	$—	2,632,481	$ 2,632,481	$26,356
State Street Navigator Securities Lending Government Money Market Portfolio	4,770,511	4,770,511	244,892,222	201,440,865	—	—	48,221,868	48,221,868	20,327
Total		$8,258,527	$287,385,231	$244,789,409	$—	$—		$50,854,349	$46,683
See accompanying notes to financial statements.
63

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2018

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,285,743,754	$2,973,232,526
Investments in affiliated issuers, at value	14,521,784	24,348,919
Total Investments	2,300,265,538	2,997,581,445
Foreign currency, at value	1,840,469	4,303,016
Cash	—	567,050
Receivable for investments sold	124,691	387,481
Dividends receivable — unaffiliated issuers	9,437,798	11,647,859
Dividends receivable — affiliated issuers	7,408	6,204
Securities lending income receivable — unaffiliated issuers	2,592	4,395
Securities lending income receivable — affiliated issuers	24,617	56,818
Receivable for foreign taxes recoverable	319,614	1,066,054
Other Receivable	21,367	—
TOTAL ASSETS	2,312,044,094	3,015,620,322
LIABILITIES
Due to custodian	5,408	—
Payable upon return of securities loaned	10,956,272	21,488,695
Payable for investments purchased	1,846,340	1,743,674
Advisory fee payable	965,090	1,478,163
Accrued expenses and other liabilities	—	568,494
TOTAL LIABILITIES	13,773,110	25,279,026
NET ASSETS	$2,298,270,984	$2,990,341,296
NET ASSETS CONSIST OF:
Paid-in Capital	$2,281,622,676	$3,577,127,467
Total distributable earnings (loss)	16,648,308	(586,786,171)
NET ASSETS	$2,298,270,984	$2,990,341,296
NET ASSET VALUE PER SHARE
Net asset value per share	$ 47.58	$ 38.32
Shares outstanding (unlimited amount authorized, $0.01 par value)	48,300,000	78,035,379
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,200,153,853	$2,920,116,059
Investments in affiliated issuers	14,521,784	24,348,919
Total cost of investments	$2,214,675,637	$2,944,464,978
Foreign currency, at cost	$ 1,848,471	$ 4,298,142
* Includes investments in securities on loan, at value	$ 24,970,792	$ 26,899,627
See accompanying notes to financial statements.
64

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2018

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,032,858,350	$1,540,852,018
Investments in affiliated issuers, at value	15,155,503	7,283,421
Total Investments	1,048,013,853	1,548,135,439
Foreign currency, at value	2,395,274	6,202,578
Cash	—	145,954
Receivable for investments sold	2,190,632	—
Dividends receivable — unaffiliated issuers	2,254,414	5,703,056
Dividends receivable — affiliated issuers	305	5,545
Securities lending income receivable — unaffiliated issuers	97,273	4,217
Securities lending income receivable — affiliated issuers	31,811	14,971
Receivable for foreign taxes recoverable	—	75,339
Other Receivable	—	10,619
TOTAL ASSETS	1,054,983,562	1,560,297,718
LIABILITIES
Payable upon return of securities loaned	14,615,815	5,844,772
Payable for investments purchased	267,042	134,190
Advisory fee payable	499,958	497,831
TOTAL LIABILITIES	15,382,815	6,476,793
NET ASSETS	$1,039,600,747	$1,553,820,925
NET ASSETS CONSIST OF:
Paid-in Capital	$1,042,451,150	$1,601,904,597
Total distributable earnings (loss)	(2,850,403)	(48,083,672)
NET ASSETS	$1,039,600,747	$1,553,820,925
NET ASSET VALUE PER SHARE
Net asset value per share	$ 97.16	$ 50.61
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,700,000	30,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 908,829,322	$1,400,101,059
Investments in affiliated issuers	15,155,503	7,283,421
Total cost of investments	$ 923,984,825	$1,407,384,480
Foreign currency, at cost	$ 2,401,062	$ 6,213,599
* Includes investments in securities on loan, at value	$ 73,427,298	$ 17,450,348
See accompanying notes to financial statements.
65

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2018

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$867,127,536	$711,292,682
Investments in affiliated issuers, at value	80,200,496	50,854,349
Total Investments	947,328,032	762,147,031
Foreign currency, at value	—	320,413
Cash	3,253	—
Receivable for investments sold	6,011,653	—
Dividends receivable — unaffiliated issuers	2,861,159	652,529
Dividends receivable — affiliated issuers	1,392	3,398
Securities lending income receivable — unaffiliated issuers	90,829	—
Securities lending income receivable — affiliated issuers	189,963	5,145
Receivable for foreign taxes recoverable	269,872	—
Other Receivable	2,783	—
TOTAL ASSETS	956,758,936	763,128,516
LIABILITIES
Due to custodian	722,175	—
Payable upon return of securities loaned	80,083,724	48,221,868
Payable for investments purchased	4,408,861	—
Deferred foreign taxes payable	30,781	—
Advisory fee payable	283,868	200,019
Accrued expenses and other liabilities	113,505	—
TOTAL LIABILITIES	85,642,914	48,421,887
NET ASSETS	$871,116,022	$714,706,629
NET ASSETS CONSIST OF:
Paid-in Capital	$873,681,306	$625,339,813
Total distributable earnings (loss)**	(2,565,284)	89,366,816
NET ASSETS	$871,116,022	$714,706,629
NET ASSET VALUE PER SHARE
Net asset value per share	$ 34.43	$ 34.28
Shares outstanding (unlimited amount authorized, $0.01 par value)	25,300,000	20,850,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$818,991,296	$625,520,778
Investments in affiliated issuers	80,200,496	50,854,349
Total cost of investments	$899,191,792	$676,375,127
Foreign currency, at cost	$ —	$ 319,353
* Includes investments in securities on loan, at value	$108,903,680	$ 47,465,282
**Includes deferred foreign taxes	$ 30,781	$ —
See accompanying notes to financial statements.
66

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2018

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 94,854,544	$ 147,879,320
Dividend income — affiliated issuers	65,053	50,674
Unaffiliated securities lending income	34,274	61,468
Affiliated securities lending income	319,267	950,407
Foreign taxes withheld	(4,973,294)	(16,162,029)
TOTAL INVESTMENT INCOME (LOSS)	90,299,844	132,779,840
EXPENSES
Advisory fee	12,893,976	20,759,690
Trustees’ fees and expenses	48,200	61,941
Miscellaneous expenses	3,828	25,284
TOTAL EXPENSES	12,946,004	20,846,915
NET INVESTMENT INCOME (LOSS)	77,353,840	111,932,925
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,841,816)	(11,466,898)
In-kind redemptions — unaffiliated issuers	85,048,749	127,257,663
Foreign currency transactions	308,736	917,943
Net realized gain (loss)	79,515,669	116,708,708
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(68,921,605)	(118,562,346)
Foreign currency translations	1,090	(55,183)
Net change in unrealized appreciation/depreciation	(68,920,515)	(118,617,529)
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,595,154	(1,908,821)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 87,948,994	$ 110,024,104
See accompanying notes to financial statements.
67

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2018

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 25,157,529	$ 52,462,733
Dividend income — affiliated issuers	24,359	47,422
Unaffiliated securities lending income	1,021,763	127,166
Affiliated securities lending income	659,391	418,248
Foreign taxes withheld	(1,791,523)	(2,997,554)
TOTAL INVESTMENT INCOME (LOSS)	25,071,519	50,058,015
EXPENSES
Advisory fee	6,691,356	5,841,638
Trustees’ fees and expenses	20,024	25,579
Miscellaneous expenses	497	11,378
TOTAL EXPENSES	6,711,877	5,878,595
NET INVESTMENT INCOME (LOSS)	18,359,642	44,179,420
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,700,947)	(14,297,538)
In-kind redemptions — unaffiliated issuers	3,729,260	95,367,773
Foreign currency transactions	16,362	(452,326)
Net realized gain (loss)	1,044,675	80,617,909
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(59,495,130)	39,105,711
Foreign currency translations	(33,273)	14,922
Net change in unrealized appreciation/depreciation	(59,528,403)	39,120,633
NET REALIZED AND UNREALIZED GAIN (LOSS)	(58,483,728)	119,738,542
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(40,124,086)	$163,917,962
See accompanying notes to financial statements.
68

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2018

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 20,694,234	$ 16,738,233
Dividend income — affiliated issuers	31,429	26,356
Unaffiliated securities lending income	888,556	35,657
Affiliated securities lending income	2,856,164	20,327
Foreign taxes withheld	(1,926,089)	(702,813)
TOTAL INVESTMENT INCOME (LOSS)	22,544,294	16,117,760
EXPENSES
Advisory fee	3,589,455	2,940,770
Trustees’ fees and expenses	16,408	16,037
Miscellaneous expenses	16,623	37
TOTAL EXPENSES	3,622,486	2,956,844
NET INVESTMENT INCOME (LOSS)	18,921,808	13,160,916
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(57,244,168)	(987,133)
In-kind redemptions — unaffiliated issuers	23,088,170	139,641,802
Foreign currency transactions	(570,491)	(79,980)
Net realized gain (loss)	(34,726,489)	138,574,689
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	47,854,953	(121,219,285)
Foreign currency translations	(14,396)	35,691
Net change in unrealized appreciation/depreciation	47,840,557	(121,183,594)
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,114,068	17,391,095
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 32,035,876	$ 30,552,011
*Includes foreign deferred taxes	$ (30,781)	$ —
See accompanying notes to financial statements.
69

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 77,353,840	$ 64,602,385
Net realized gain (loss)	79,515,669	16,578,175
Net change in unrealized appreciation/depreciation	(68,920,515)	(96,432,712)
Net increase (decrease) in net assets resulting from operations	87,948,994	(15,252,152)
Net equalization credits and charges	(269,699)	(65,431)
Distributions to shareholders(a)	(96,040,795)	(90,734,532)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	58,219,518	475,561,849
Cost of shares redeemed	(440,022,954)	(175,481,476)
Net income equalization	269,699	65,431
Net increase (decrease) in net assets from beneficial interest transactions	(381,533,737)	300,145,804
Net increase (decrease) in net assets during the period	(389,895,237)	194,093,689
Net assets at beginning of period	2,688,166,221	2,494,072,532
NET ASSETS AT END OF PERIOD(b)	$2,298,270,984	$2,688,166,221
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,200,000	10,000,000
Shares redeemed	(9,300,000)	(3,800,000)
Net increase (decrease)	(8,100,000)	6,200,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $89,877,393 from net investment income and $857,139 from net realized capital gains. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $(18,273,130) as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
70

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 111,932,925	$ 113,061,250
Net realized gain (loss)	116,708,708	5,247,767
Net change in unrealized appreciation/depreciation	(118,617,529)	(154,768,441)
Net increase (decrease) in net assets resulting from operations	110,024,104	(36,459,424)
Net equalization credits and charges	17,048,570	15,880,576
Distributions to shareholders(a)	(100,321,089)	(311,582,179)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	142,178,233	256,719,441
Cost of shares redeemed	(816,172,538)	(782,280,454)
Net income equalization	(17,048,570)	(15,880,576)
Net increase (decrease) in net assets from beneficial interest transactions	(691,042,875)	(541,441,589)
Net increase (decrease) in net assets during the period	(664,291,290)	(873,602,616)
Net assets at beginning of period	3,654,632,586	4,528,235,202
NET ASSETS AT END OF PERIOD(b)	$2,990,341,296	$3,654,632,586
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,500,000	7,000,000
Shares redeemed	(20,700,000)	(20,600,000)
Net increase (decrease)	(17,200,000)	(13,600,000)

(a)For the period ended September 30, 2017, the distributions to shareholders was $311,582,179 from net investment income. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $(92,868,098) as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
71

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P China ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,359,642	$ 16,238,110
Net realized gain (loss)	1,044,675	12,351,245
Net change in unrealized appreciation/depreciation	(59,528,403)	216,230,520
Net increase (decrease) in net assets resulting from operations	(40,124,086)	244,819,875
Distributions to shareholders(a)	(23,276,903)	(13,804,543)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	83,609,512	65,862,580
Cost of shares redeemed	(9,846,888)	(79,843,509)
Other capital	—	81,680
Net increase (decrease) in net assets from beneficial interest transactions	73,762,624	(13,899,249)
Net increase (decrease) in net assets during the period	10,361,635	217,116,083
Net assets at beginning of period	1,029,239,112	812,123,029
NET ASSETS AT END OF PERIOD(b)	$1,039,600,747	$1,029,239,112
SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	800,000
Shares redeemed	(100,000)	(1,000,000)
Net increase (decrease)	600,000	(200,000)

(a)For the period ended September 30, 2017, the distributions to shareholders was $13,804,543 from net investment income. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $12,797,160 as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
72

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 44,179,420	$ 27,102,435
Net realized gain (loss)	80,617,909	(14,310,322)
Net change in unrealized appreciation/depreciation	39,120,633	164,355,129
Net increase (decrease) in net assets resulting from operations	163,917,962	177,147,242
Distributions to shareholders(a)	(36,141,842)	(21,131,997)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	522,289,400	383,018,989
Cost of shares redeemed	(322,398,136)	(35,713,570)
Net increase (decrease) in net assets from beneficial interest transactions	199,891,264	347,305,419
Net increase (decrease) in net assets during the period	327,667,384	503,320,664
Net assets at beginning of period	1,226,153,541	722,832,877
NET ASSETS AT END OF PERIOD(b)	$1,553,820,925	$1,226,153,541
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,550,000	9,150,000
Shares redeemed	(6,600,000)	(900,000)
Net increase (decrease)	3,950,000	8,250,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $21,131,997 from net investment income. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $11,067,062 as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
73

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,921,808	$ 15,381,998
Net realized gain (loss)	(34,726,489)	30,389,035
Net change in unrealized appreciation/depreciation	47,840,557	74,520,391
Net increase (decrease) in net assets resulting from operations	32,035,876	120,291,424
Distributions to shareholders(a)	(47,609,634)	(26,995,838)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	127,692,904	109,633,538
Cost of shares redeemed	(127,432,661)	(18,811,709)
Net increase (decrease) in net assets from beneficial interest transactions	260,243	90,821,829
Net increase (decrease) in net assets during the period	(15,313,515)	184,117,415
Net assets at beginning of period	886,429,537	702,312,122
NET ASSETS AT END OF PERIOD(b)	$ 871,116,022	$886,429,537
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,500,000	3,500,000
Shares redeemed	(3,600,000)	(600,000)
Net increase (decrease)	(100,000)	2,900,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $18,173,278 from net investment income and $8,822,560 from net realized capital gains. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $9,085,380 as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
74

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,160,916	$ 13,633,658
Net realized gain (loss)	138,574,689	7,457,091
Net change in unrealized appreciation/depreciation	(121,183,594)	17,983,725
Net increase (decrease) in net assets resulting from operations	30,552,011	39,074,474
Net equalization credits and charges	(24,268)	344,809
Distributions to shareholders(a)	(17,806,549)	(40,935,283)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	142,982,041	199,954,790
Cost of shares redeemed	(457,780,878)	(10,426,420)
Net income equalization	24,268	(344,809)
Net increase (decrease) in net assets from beneficial interest transactions	(314,774,569)	189,183,561
Net increase (decrease) in net assets during the period	(302,053,375)	187,667,561
Net assets at beginning of period	1,016,760,004	829,092,443
NET ASSETS AT END OF PERIOD(b)	$ 714,706,629	$1,016,760,004
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,150,000	6,150,000
Shares redeemed	(13,500,000)	(300,000)
Net increase (decrease)	(9,350,000)	5,850,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $13,273,288 from net investment income and $27,661,995 from net realized capital gains. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $4,191,349 as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
75

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 47.66	$ 49.68	$ 45.11	$ 44.24	$ 42.16
Income (loss) from investment operations:
Net investment income (loss) (a)	1.43	1.19	1.23	1.17	1.23
Net realized and unrealized gain (loss) (b)	0.27	(1.51)	4.88	1.04	2.24
Total from investment operations	1.70	(0.32)	6.11	2.21	3.47
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	0.03	0.02	0.07
Distributions to shareholders from:
Net investment income	(1.78)	(1.68)	(1.57)	(1.36)	(1.46)
Net realized gains	—	(0.02)	—	—	—
Total distributions	(1.78)	(1.70)	(1.57)	(1.36)	(1.46)
Net asset value, end of period	$ 47.58	$ 47.66	$ 49.68	$ 45.11	$ 44.24
Total return (d)	3.60%	(0.55)%	13.71%	4.96%	8.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,298,271	$2,688,166	$2,494,073	$1,899,194	$1,473,132
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.00%	2.52%	2.56%	2.46%	2.77%
Portfolio turnover rate (e)	11%	13%	9%	6%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
76

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 38.37	$ 41.61	$ 39.24	$ 41.54	$ 42.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	1.16	1.08	1.02	1.39
Net realized and unrealized gain (loss) (b)	(0.33)	(1.36)	2.32	(2.07)	0.16
Total from investment operations	0.93	(0.20)	3.40	(1.05)	1.55
Net equalization credits and charges (a)	0.19	0.16	0.08	(0.01)	(0.06)
Distributions to shareholders from:
Net investment income	(1.17)	(3.20)	(1.11)	(1.24)	(1.95)
Net asset value, end of period	$ 38.32	$ 38.37	$ 41.61	$ 39.24	$ 41.54
Total return (c)	2.87%	0.48%	8.93%	(2.66)%	3.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,990,341	$3,654,633	$4,528,235	$4,753,058	$4,903,056
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.60%	0.59%
Net investment income (loss)	3.18%	3.03%	2.65%	2.40%	3.27%
Portfolio turnover rate (d)	15%	18%	14%	8%	8%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
77

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 101.90	$ 78.85	$ 68.73	$ 76.42	$ 74.18
Income (loss) from investment operations:
Net investment income (loss) (a)	1.74	1.57(b)	1.38	1.92	1.77
Net realized and unrealized gain (loss) (c)	(4.21)	22.78	10.68	(8.34)	1.93
Total from investment operations	(2.47)	24.35	12.06	(6.42)	3.70
Other capital	—	0.01	0.00(d)	0.02	—
Distributions to shareholders from:
Net investment income	(2.27)	(1.31)	(1.94)	(1.29)	(1.46)
Net asset value, end of period	$ 97.16	$ 101.90	$ 78.85	$ 68.73	$ 76.42
Total return (e)	(2.64)%	31.50%(b)	17.81%	(8.69)%	5.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,039,601	$1,029,239	$812,123	$817,908	$947,605
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	1.62%	1.85%(b)	1.94%	2.32%	2.33%
Portfolio turnover rate (f)	3%	5%	6%	14%	10%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.19 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 31.24%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
78

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 45.84	$ 39.07	$ 32.56	$ 48.62	$ 48.54
Income (loss) from investment operations:
Net investment income (loss) (a)	1.49	1.19	0.97	1.51	1.33
Net realized and unrealized gain (loss) (b)	4.52	6.51	6.63	(16.27)	(0.10)
Total from investment operations	6.01	7.70	7.60	(14.76)	1.23
Distributions to shareholders from:
Net investment income	(1.24)	(0.93)	(1.09)	(1.30)	(1.15)
Net asset value, end of period	$ 50.61	$ 45.84	$ 39.07	$ 32.56	$ 48.62
Total return (c)	13.17%	19.95%	23.87%	(30.97)%	2.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,553,821	$1,226,154	$722,833	$569,822	$595,617
Ratios to average net assets:
Total expenses	0.40%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss)	3.03%	2.82%	2.75%	3.52%	2.63%
Portfolio turnover rate (d)	19%	25%	23%	21%	18%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
79

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 34.90	$ 31.21	$ 27.57	$ 32.76	$ 32.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	0.63	0.62	0.57	0.54
Net realized and unrealized gain (loss) (b)	0.71	4.23	3.76	(2.14)	0.36
Total from investment operations	1.45	4.86	4.38	(1.57)	0.90
Distributions to shareholders from:
Net investment income	(0.91)	(0.79)	(0.59)	(0.49)	(0.96)
Net realized gains	(1.01)	(0.38)	(0.15)	(3.13)	—
Total distributions	(1.92)	(1.17)	(0.74)	(3.62)	(0.96)
Net asset value, end of period	$ 34.43	$ 34.90	$ 31.21	$ 27.57	$ 32.76
Total return (c)	4.02%	16.30%	16.18%	(4.77)%	2.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$871,116	$886,430	$702,312	$650,556	$792,719
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.47%	0.60%
Net investment income (loss)	2.11%	1.99%	2.15%	1.93%	1.59%
Portfolio turnover rate (d)	29%	31%	20%	17%	51%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
80

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/18	Year Ended 9/30/17	For the Period 12/16/15* - 9/30/16
Net asset value, beginning of period	$ 33.67	$ 34.05	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	0.50	0.39
Net realized and unrealized gain (loss) (b)	0.72	0.75	8.91
Total from investment operations	1.26	1.25	9.30
Net equalization credits and charges (a)	(0.00)(c)	0.01	(0.02)
Distributions to shareholders from:
Net investment income	(0.50)	(0.51)	(0.25)
Net realized gains	(0.15)	(1.13)	—
Total distributions	(0.65)	(1.64)	(0.25)
Net asset value, end of period	$ 34.28	$ 33.67	$ 34.05
Total return (d)	3.67%	3.74%	37.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$714,707	$1,016,760	$829,092
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%(e)
Net investment income (loss)	1.57%	1.53%	1.63%(e)
Portfolio turnover rate (f)	20%	15%	15%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
81

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2018, the Trust consists of thirty-one (31) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
82

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
83

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Funds had no material transfers between levels for the period ended September 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are
84

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
85

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended September 30, 2018:
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P North American Natural Resources ETF
Distributions
The SPDR Dow Jones Global Real Estate ETF and the SPDR Dow Jones International Real Estate ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR S&P North American Natural Resources ETF, SPDR S&P China ETF, SPDR S&P International Small Cap ETF and SPDR S&P Global Natural Resources ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid
86

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
87

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, and short term investments) for the period ended September 30, 2018, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$280,662,767	$270,160,941
SPDR Dow Jones International Real Estate ETF	591,131,793	531,879,799
SPDR S&P China ETF	105,332,124	38,568,882
SPDR S&P Global Natural Resources ETF	334,772,426	273,829,157
88

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

	Purchases	Sales
SPDR S&P International Small Cap ETF	$258,140,133	$286,936,766
SPDR S&P North American Natural Resources ETF	171,729,624	172,748,101
For the period ended September 30, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$ 57,938,581	$438,818,374	$ 85,048,749
SPDR Dow Jones International Real Estate ETF	141,135,753	811,086,863	127,257,663
SPDR S&P China ETF	11,919,223	9,784,713	3,729,260
SPDR S&P Global Natural Resources ETF	459,438,321	319,702,921	95,367,773
SPDR S&P International Small Cap ETF	101,259,362	101,031,068	23,088,170
SPDR S&P North American Natural Resources ETF	142,723,327	459,636,014	139,641,802
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including
89

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”,) a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, foreign currencies, passive foreign investment companies, expired capital loss carryforwards, partnership income adjustments, wash sale loss deferrals and distributions in excess of current earnings. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
90

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The tax character of distributions paid during the periods ended September 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 96,040,795	$ —	$ 96,040,795
SPDR Dow Jones International Real Estate ETF	100,321,089	—	100,321,089
SPDR S&P China ETF	23,276,903	—	23,276,903
SPDR S&P Global Natural Resources ETF	36,141,842	—	36,141,842
SPDR S&P International Small Cap ETF	39,860,144	7,749,490	47,609,634
SPDR S&P North American Natural Resources ETF	14,359,927	3,446,622	17,806,549
The tax character of distributions paid during the periods ended September 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 87,939,400	$ 2,795,132	$ 90,734,532
SPDR Dow Jones International Real Estate ETF	311,582,179	—	311,582,179
SPDR S&P China ETF	13,804,543	—	13,804,543
SPDR S&P Global Natural Resources ETF	21,131,997	—	21,131,997
SPDR S&P International Small Cap ETF	23,340,656	3,655,182	26,995,838
SPDR S&P North American Natural Resources ETF	40,935,283	—	40,935,283
At September 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Dow Jones Global Real Estate ETF	$ —	$ (39,884,702)	$—	$ 56,533,010	$—	$ 16,648,308
SPDR Dow Jones International Real Estate ETF	56,917,071	(586,095,473)	—	(57,607,769)	—	(586,786,171)
SPDR S&P China ETF	12,226,150	(131,895,853)	—	116,819,300	—	(2,850,403)
SPDR S&P Global Natural Resources ETF	17,900,166	(197,531,949)	—	131,548,111	—	(48,083,672)
SPDR S&P International Small Cap ETF	17,516,390	(59,781,670)	—	39,699,999	—	(2,565,281)
SPDR S&P North American Natural Resources ETF	4,509,185	—	—	84,857,631	—	89,366,816

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

As of September 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Expiring 2019	Non-Expiring Short Term**	Non-Expiring Long Term**
SPDR Dow Jones Global Real Estate ETF	$ —	$ 15,841,171	$ 24,043,531
SPDR Dow Jones International Real Estate ETF	64,649,806	101,653,932	419,791,735
SPDR S&P China ETF	20,718,358	17,207,524	93,969,971
SPDR S&P Global Natural Resources ETF	—	18,848,923	178,683,026
SPDR S&P International Small Cap ETF	—	1,391,361	58,390,309

** Must be utilized prior to losses subject to expiration.
As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$2,243,693,676	$217,143,136	$160,571,274	$ 56,571,862
SPDR Dow Jones International Real Estate ETF	3,055,091,565	202,242,413	259,752,533	(57,510,120)
SPDR S&P China ETF	931,161,133	260,452,053	143,599,333	116,852,720
SPDR S&P Global Natural Resources ETF	1,416,569,727	167,676,347	36,110,634	131,565,713
SPDR S&P International Small Cap ETF	907,578,993	99,276,184	59,527,145	39,749,039
SPDR S&P North American Natural Resources ETF	677,291,295	98,382,306	13,526,570	84,855,736
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 24,970,792	$ 10,956,272	$ 15,069,372	$ 26,025,644
SPDR Dow Jones International Real Estate ETF	26,899,627	21,488,695	7,073,650	28,562,345
SPDR S&P China ETF	73,427,298	14,615,815	65,848,557	80,464,372
SPDR S&P Global Natural Resources ETF	17,450,348	5,844,772	12,109,843	17,954,615
SPDR S&P International Small Cap ETF	108,903,680	80,083,724	35,809,207	115,892,931
SPDR S&P North American Natural Resources ETF	47,465,282	48,221,868	1,246,420	49,468,288

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2018:
		Remaining Contractual Maturity of the Agreements As of September 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$10,956,272	$—	$—	$—	$10,956,272	$10,956,272
SPDR Dow Jones International Real Estate ETF	Common Stocks	21,488,695	—	—	—	21,488,695	21,488,695
SPDR S&P China ETF	Common Stocks	14,615,815	—	—	—	14,615,815	14,615,815
SPDR S&P Global Natural Resources ETF	Common Stocks	5,844,772	—	—	—	5,844,772	5,844,772
SPDR S&P International Small Cap ETF	Common Stocks	80,081,919	—	—	—	80,081,919	80,081,919
SPDR S&P International Small Cap ETF	Warrants	1,805	—	—	—	1,805	1,805
SPDR S&P North American Natural Resources ETF	Common Stocks	48,221,868	—	—	—	48,221,868	48,221,868
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The following Fund participates in the credit facility as of September 30, 2018:
SPDR S&P International Small Cap ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Effective October 11, 2018, the Agreement was renewed, and as a result, the Fund and other affiliated Funds continue to participate in a $500 million revolving credit facility. Pursuant to the renewed agreement, the line of credit will terminate on October 10, 2019 or such earlier date on which the commitments shall terminate as provided in the renewed agreement.
The Fund had no outstanding loans as of September 30, 2018.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    New Accounting Pronouncements
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)- Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years
95

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds. The impact would most likely be limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.
In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (The “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
96

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the six funds listed below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (six of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the "Funds") as of September 30, 2018, the related statements of operations and of changes in net assets for each of the periods indicated below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations and the changes in each of their net assets for each of the periods indicated below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
SPDR Dow Jones Global Real Estate ETF (1)
SPDR Dow Jones International Real Estate ETF (1)
SPDR S&P China ETF (1)*
SPDR S&P Global Natural Resources ETF (1)
SPDR S&P International Small Cap ETF (1)*
SPDR S&P North American Natural Resources ETF (1)
(1) Statement of operations for the year ended September 30, 2018 and statements of changes in net assets for the years ended September 30, 2018 and 2017
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopersLLP
Boston, Massachusetts
November 26, 2018
We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.
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OTHER INFORMATION
September 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2018 to September 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
Annualized Expense Ratio	0.50%	0.59%	0.59%
Actual:
Ending Account Value	$1,051.80	$ 981.70	$ 892.50
Expenses Paid During Period(a)	2.57	2.93	2.80
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.60	1,022.10	1,022.10
Expenses Paid During Period(a)	2.54	2.99	2.99

	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
Annualized Expense Ratio	0.40%	0.41%	0.35%
Actual:
Ending Account Value	$1,063.20	$ 982.40	$1,026.90
Expenses Paid During Period(a)	2.07	2.04	1.78
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.00	1,023.30
Expenses Paid During Period(a)	2.03	2.08	1.78

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Funds hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
SPDR S&P International Small Cap ETF	$7,749,490
SPDR S&P North American Natural Resources ETF	3,797,686
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2018, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Dow Jones International Real Estate ETF	$9,850,453
SPDR S&P China ETF	1,712,360
SPDR S&P Global Natural Resources ETF	2,158,672
SPDR S&P International Small Cap ETF	1,504,021
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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

The amount of foreign source income earned on the following Funds during the year ended September 30, 2018 were as follows:
Amount
SPDR Dow Jones International Real Estate ETF	$147,879,205
SPDR S&P China ETF	25,181,888
SPDR S&P Global Natural Resources ETF	41,229,255
SPDR S&P International Small Cap ETF	20,674,840
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC website, at www.sec.gov.
Information regarding how the investment adviser voted for the most recent period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR S&P China ETF
SPDR S&P International Small Cap ETF
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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Approval of Advisory Agreement
At an in-person meeting held prior to September 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives and in overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ Index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
Approval of State Street Global Advisors Asia Limited Sub-Advisory Agreement
At an in-person meeting held prior to September 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Asia Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Asia Limited (“SSGA Asia Limited”), an affiliate of the Adviser, with respect to the SPDR MSCI China A Shares IMI ETF (the “Fund”), which is sub-advised by SSGA Asia Limited. The Independent Trustees also met separately to consider the SSGA Asia Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

To evaluate the SSGA Asia Limited Sub-Advisory Agreement, the Board requested, and SSGA Asia Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Asia Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Asia Limited with respect to the Fund under the SSGA Asia Limited Sub-Advisory Agreement and (ii) investment performance of the Fund. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Asia Limited under the SSGA Asia Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Fund.
The Board considered the background and experience of SSGA Asia Limited’s senior management and, in particular, SSGA Asia Limited’s experience in investing in Asian equity securities. The Board reviewed the Fund’s performance and the extent to which the Fund tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by the Fund and SSGA Asia Limited’s fees paid by the Adviser. The Board also considered whether SSGA Asia Limited benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Asia Limited Sub-Advisory Agreement for the Fund. The Board’s conclusions with respect to the SSGA Asia Limited Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by SSGA Asia Limited with respect to the Fund were appropriate; (b) the performance and, more importantly, the index tracking, of the Fund had been satisfactory; (c) SSGA Asia Limited’s fees, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Asia Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to SSGA Asia Limited adequately shared the economies of scale with the Fund by way of the relatively low fee structure of the Trust.
106

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Putnam Acquisition
Financing Inc.
(Director); Putnam
Acquisition
Financing LLC
(Director); Putnam
GP Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director);
University of Notre
					Dame (Trustee).
107

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Guggenheim / Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	195	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

108

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02210 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
109

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016);
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
110

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
111

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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment adviser, administrator and securities lending agent.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC
(SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2018 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2019 SPDRISRAAR

Annual Report
September 30, 2018
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
SPDR STOXX Europe 50 ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The EURO STOXX 50 Index is a market capitalization weighted index designed to represent the performance of some of the largest companies across components of the 19 EURO STOXX Supersector Indexes. The EURO STOXX Supersector Indexes are subsets of the EURO STOXX Index. The EURO STOXX Index is a broad yet liquid subset of the STOXX Europe 600 Index. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, which in turn covers approximately 95% of the free float market capitalization of the represented countries.
The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States.
The S&P Emerging Markets Dividend Opportunities Index is comprised of 100 of the highest yielding emerging markets stocks that meet certain investability requirements. The Index includes publicly traded companies with market capitalizations of at least U.S. $1 billion, float-adjusted market capitalization of U.S. $300 million and three-month average daily value traded above the liquidity threshold of U.S. $1 million as of the rebalancing reference date. Stocks must have a positive, cumulative three-year earnings growth and stocks must be profitable, as measured by positive earnings per share before extraordinary items, over the latest 12-month period as of the rebalancing reference date.
The S&P® Emerging Markets Under USD2 Billion Index (the “Index”) is a float adjusted market capitalization weighted index that represents the small capitalization segment of emerging countries included in the S&P Global BMI Index. A country will be eligible for inclusion in the Global Equity Index if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. All publicly listed companies with float-adjusted market capitalization of at least of $100 million and sufficient liquidity based on 12-month median value traded ratio and 6-month median daily value traded are included for each country.
The S&P International Dividend Opportunities® Index is designed to measure the performance of the 100 highest dividend-yielding common stocks and ADRs listed in primary exchanges of countries included in the S&P/Citigroup Broad Market Index.
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
The STOXX® Europe 50 Index is a market capitalization weighted index designed to represent the performance of some of the largest companies across all components of the 19 STOXX Europe 600 Supersector Indexes. The STOXX Europe 600 Supersector Indexes are subsets of the STOXX Europe 600 Index, which contains 600 of the largest stocks traded on the major exchanges in Europe. The STOXX Europe 600 Index is derived from the STOXX Europe Total Market Index (TMI) and is a subset of the STOXX Global 1800 Index. The Index captures approximately 50% of the free-float market capitalization of the STOXX Europe Total Market Index, which in turn covers approximately 95% of the free-float market capitalization of the represented countries.
See accompanying notes to financial statements.
2

SPDR EURO STOXX 50 ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the EURO STOXX 50 Index. The Fund’s benchmark is the EURO STOXX 50 Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –4.40%, and the Index was –4.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
Globally, the last quarter of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. Global markets, including the European domestic market were further enticed on December 20th with the passage of a U.S. bill that reduced tax rates. Large capitalization stocks continued the trend as they outperformed small cap stocks for the fourth quarter of 2017. The Fund closed out the year down –0.78% for the fourth Quarter, 2017.
The year began with an acceleration of positive momentum and the Fund had a strong start to 2018 as it was up 6.93% for the month of January of 2018. However, the market was tested later in the first quarter of 2018 with mounting inflation pressure due to increased average hourly earnings and escalating talk of a global trade war. The Fund closed out the first quarter of 2018 down 1.48%.
European equity markets managed to post modest gains for the first month of the second quarter. However, escalating tensions around a possible global trade war, heightened political uncertainty in Italy, and more dovish than expected ECB guidance on interest rates contributed to a selloff in shares to close out the quarter. The Fund closed out with a return of –2.01% for the second quarter, 2018.
The Fund started Q3 2018 with up and down returns in July and August as constructive dialogue between the UK and EU negotiator Barnier lifted sentiment temporarily, only to be dashed by increased acrimony surrounding Prime Minister Theresa May’s comments at an EU summit in Salzburg. Ultimately, the Fund posted a –0.20% return for the quarter.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Total SA, LVMH Moet Hennessy Louis Vuitton SE, and Airbus SE. The top negative contributors to the Fund’s performance during the Reporting Period were Anheuser-Busch InBev SA, Banco Santander S.A., and Bayer AG.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR EURO STOXX 50 ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Euro Stoxx 50 Index	Net Value Asset	Market Value	Euro Stoxx 50 Index
ONE YEAR	– 4.40%	– 4.46%	– 4.62%	– 4.40%	– 4.46%	– 4.62%
FIVE YEARS	16.52%	16.09%	15.19%	3.11%	3.03%	2.87%
TEN YEARS	29.45%	26.90%	25.49%	2.61%	2.41%	2.30%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.29%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
TOTAL SA	6.2%
SAP SE	4.8
Siemens AG	3.9
Sanofi	3.6
Allianz SE	3.4
LVMH Moet Hennessy Louis Vuitton SE	3.4
Unilever NV	3.0
Bayer AG	3.0
BASF SE	2.9
Banco Santander SA	2.9
TOTAL	37.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	18.1%
Industrials	13.0
Consumer Discretionary	11.8
Consumer Staples	10.6
Health Care	10.4
Information Technology	10.2
Energy	7.9
Materials	7.4
Communication Services	5.3
Utilities	3.9
Real Estate	1.0
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR MSCI ACWI EX-US ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI ACWI ex-US ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the MSCI ACWI ex USA Index. The Fund’s benchmark is the MSCI ACWI ex USA Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 1.76%, and the Index was 1.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Global equity markets had slightly positive gains during the Reporting Period as the Index gained 1.76%. The majority of that gain came in the first fiscal quarter on the back of a strong economic performance for Global Equities, their strongest calendar year performance since 2009. December also capped a fourteen month run of gains for global equities, the longest such streak since the end of the global financial crisis. The positive run would come to an end starting in the second fiscal quarter as global equities would begin to decline. Regional equity markets emerged from the most volatile quarter in two years mostly in negative territory with a more uncertain trajectory for the balance of 2018. European shares were further weighed down by an approximately 7.3% decline in local terms of its largest constituent, the U.K., where Brexit concerns continue to weigh on longer term economic sentiments. Among Pacific equities, Japanese shares were hindered by a move into negative territory of its own Citibank Economic Surprise Index during the first quarter as well as a near 6% gain in the Japanese Yen against the USD, putting pressure on exporters. For the Reporting Period, emerging markets underperformed developed markets by approximately 12% mainly due to the resurgence of the US Dollar and consequent increases to emerging market debt spreads. Threats of aggressive tariffs against China also significantly contributed to this lag.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR, Total SA and BP p.l.c. The top negative contributors to the Fund’s performance during the Reporting Period were Banco Santander S.A., British American Tobacco p.l.c., and Bayer AG.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR MSCI ACWI ex-US ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI Ex USA Index	Net Value Asset	Market Value	MSCI ACWI Ex USA Index
ONE YEAR	1.76%	1.03%	1.76%	1.76%	1.03%	1.76%
FIVE YEARS	24.04%	23.80%	22.38%	4.40%	4.36%	4.12%
TEN YEARS	68.25%	64.91%	65.77%	5.34%	5.13%	5.18%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI Ex-US ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.34% (0.30% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2019, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.30% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Nestle SA	1.3%
Tencent Holdings, Ltd.	1.2
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.1
Samsung Electronics Co., Ltd. GDR	1.1
Novartis AG	1.0
HSBC Holdings PLC	0.9
Alibaba Group Holding, Ltd. ADR	0.9
Roche Holding AG	0.8
TOTAL SA	0.8
BP PLC	0.8
TOTAL	9.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	21.9%
Industrials	12.4
Consumer Discretionary	10.1
Consumer Staples	9.4
Health Care	8.6
Information Technology	8.4
Communication Services	7.8
Materials	7.7
Energy	7.5
Utilities	2.9
Real Estate	2.6
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P EMERGING MARKETS DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Markets Dividend ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S&P Emerging Markets Dividend Opportunities Index. The Fund’s benchmark is the S&P Emerging Markets Dividend Opportunities Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 5.26%, and the Index was 6.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The success of emerging markets in the Fund in the last quarter of 2017 can be chalked up to a number of supporting factors, including the emergence of Brazil and Russia from two years in recession, strong advances made by China and Korea, a weaker US dollar that kept currency financing costs down and an acceleration in global trade. The Fund witnessed a positive momentum in the first and second quarter of 2018 as investor sentiment improved and risk appetite in emerging markets increased. The third quarter of 2018 also published decent gains in the Fund owing to strong economic growth and optimism amongst investors on continued strength in corporate balance sheets.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ASE Technology Holding Co., Ltd., PT Bank Rakyat Indonesia (Persero) Tbk Class B, and Oil company LUKOIL PJSC. The top negative contributors to the Fund’s performance during the Reporting Period were PT Telekomunikasi Indonesia, Tbk Class B, China Merchants Port Holdings Co., Ltd., and Vodacom Group Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P Emerging Markets Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging Markets Dividend Opportunities Index	Net Value Asset	Market Value	S&P Emerging Markets Dividend Opportunities Index
ONE YEAR	5.26%	4.48%	6.54%	5.26%	4.48%	6.54%
FIVE YEARS	– 6.37%	– 6.71%	– 0.72%	– 1.31%	– 1.38%	– 0.14%
SINCE INCEPTION(1)	– 12.33%	– 12.54%	– 2.01%	– 1.72%	– 1.75%	– 0.27%

(1)	For the period February 23, 2011 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.49%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
China Mobile, Ltd.	2.7%
PTT Global Chemical PCL NVDR	2.6
Vodacom Group, Ltd.	2.4
Land & Houses PCL	2.3
PTT PCL NVDR	2.3
China Communications Construction Co., Ltd. Class H	2.3
Gazprom PJSC ADR	2.2
Foschini Group, Ltd.	2.1
Truworths International, Ltd.	2.1
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.0
TOTAL	23.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	24.3%
Industrials	12.5
Communication Services	11.5
Energy	10.5
Information Technology	9.2
Real Estate	8.7
Materials	6.7
Consumer Discretionary	6.5
Consumer Staples	5.3
Utilities	4.2
Health Care	0.3
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P EMERGING MARKETS SMALL CAP ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S&P Emerging Markets Under USD2 Billion Index. The Fund’s benchmark is the S&P Emerging Markets Under USD2 Billion Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –6.49%, and the Index was –7.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security misweights and securities lending income contributed to the difference between the Fund’s performance and that of the Index.
Emerging market small cap equities posted solid returns over the first four months of the Reporting Period, advancing about 12% as the global reflation theme continued to power growth assets. In February, however, global equities sold off aggressively, driven by negative news around economic data in the US and a steep increase in volatility. The strengthening of the US dollar and potential trade conflicts also impacted performance and the Fund declined about 18% from February through the end of the Reporting Period. Emerging small cap equities underperformed large and mid-cap equities by over 6% over the Reporting Period despite some short-lived small cap outperformance as announced tariffs and possible retaliation were seen as more threatening to large multinational firms than smaller domestically oriented firms.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were PT Indah Kiat Pulp & Paper Tbk, Tatung Co., and Walsin Technology Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were HTC Corporation, Indiabulls Real Estate Limited, and Sohu.com Limited Sponsored ADR.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR S&P Emerging Markets Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging Markets Under USD2 Billion Index	Net Value Asset	Market Value	S&P Emerging Markets Under USD2 Billion Index
ONE YEAR	– 6.49%	– 6.95%	– 7.14%	– 6.49%	– 6.95%	– 7.14%
FIVE YEARS	10.49%	11.82%	11.92%	2.01%	2.26%	2.28%
TEN YEARS	79.81%	77.23%	100.57%	6.04%	5.89%	7.21%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.65%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Moneta Money Bank A/S	0.3%
Bursa Malaysia Bhd	0.3
Estacio Participacoes SA	0.3
Reunert, Ltd.	0.3
Chipbond Technology Corp.	0.3
BR Malls Participacoes SA	0.3
WHA Corp. PCL NVDR	0.3
Teco Electric and Machinery Co., Ltd.	0.3
Accton Technology Corp.	0.3
Chinasoft International, Ltd.	0.3
TOTAL	3.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Information Technology	17.4%
Consumer Discretionary	14.9
Industrials	14.2
Materials	11.8
Financials	9.5
Real Estate	9.3
Consumer Staples	6.2
Health Care	5.9
Utilities	3.8
Communication Services	3.8
Energy	2.8
Short-Term Investment	2.6
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P INTERNATIONAL DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P International Dividend ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S&P International Dividend Opportunities Index. The Fund’s benchmark is the S&P International Dividend Opportunities Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –1.49%, and the Index was –1.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, income from securities lending, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.
Over the Reporting Period, the performance of the Fund was lower than the MSCI EAFE Index, its broad-based market cap counterpart. Despite the Fund’s positive returns and best performing quarter, the Fund’s performance was behind that of MSCI EAFE Index for the fourth quarter of 2017. This performance was driven by both a move higher in both U.S. interest rates as well as the renewed reflation thematic that powered growth assets higher through much of 2017. During the first quarter of 2018, the Fund experienced the strongest month of the year in January before pulling back over the next two months of the quarter. The Fund’s quarterly performance ended at roughly –2.64%. This negative performance continued through the second quarter of 2018 returning roughly –1.94% with returns. Despite strength in the US markets, developed markets returned smaller returns. For the third quarter of 2018, the Fund generated negative returns of –0.25%.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Public Joint-Stock Company Gazprom Sponsored ADR, Axel Springer SE and Hikari Tsushin, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were bpost SA, SSE plc and Vodacom Group Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P International Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P International Dividend Opportunities Index	Net Value Asset	Market Value	S&P International Dividend Opportunities Index
ONE YEAR	– 1.49%	– 2.28%	– 1.00%	– 1.49%	– 2.28%	– 1.00%
FIVE YEARS	3.87%	3.23%	6.71%	0.76%	0.64%	1.31%
TEN YEARS	33.74%	30.70%	37.75%	2.95%	2.71%	3.25%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P International Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
National Australia Bank, Ltd.	2.2%
Westpac Banking Corp.	1.9
SSE PLC	1.9
Vodacom Group, Ltd.	1.9
Singapore Telecommunications, Ltd.	1.8
Commonwealth Bank of Australia	1.7
BCE, Inc.	1.7
EDP - Energias de Portugal SA	1.7
Swisscom AG	1.6
TOTAL SA	1.6
TOTAL	18.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	25.0%
Communication Services	16.9
Real Estate	14.8
Utilities	12.2
Industrials	8.7
Consumer Discretionary	5.7
Consumer Staples	5.5
Materials	5.4
Information Technology	2.1
Energy	1.7
Health Care	1.6
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR STOXX EUROPE 50 ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR STOXX Europe 50 ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the STOXX® Europe 50 ETF Index. The Fund’s benchmark is the STOXX® Europe 50 ETF Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –1.68%, and the Index was –1.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
Globally, the last quarter of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. Global markets, including the European domestic market were further enticed on December 20th with the passage of a U.S. bill that reduced tax rates. Large capitalization stocks continued the trend as they outperformed small cap stocks for the fourth quarter of 2017. The Fund closed out the year up 2.09% for the fourth quarter, 2017.
The year began with an acceleration of positive momentum and the Fund had a strong start to 2018 as it was up 4.87% for the month of January of 2018. However, the market was tested later in the first quarter of 2018 with mounting inflation pressure due to increased average hourly earnings and escalating talk of a global trade war. The Fund closed out the first quarter of 2018 down 3.61%.
European equity markets managed to post modest gains for the first month of the second quarter. However, escalating tensions around a possible global trade war, heightened political uncertainty in Italy, and more dovish than expected ECB guidance on interest rates contributed to a selloff in shares to close out the quarter. The Fund closed out with a return of –0.90% for the second quarter, 2018.
The Fund started Q3 2018 with up and down returns in July and August as constructive dialogue between the UK and EU negotiator Barnier lifted sentiments temporarily, only to be dashed by increased acrimony surrounding Prime Minister Theresa May’s comments at an EU summit in Salzburg. Ultimately, the Fund posted a 0.82% return for the quarter.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Total SA, BP PLC., and Royal Dutch Shell PLC Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Banco Santander S.A., British American Tobacco PLC., and Bayer AG.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR STOXX Europe 50 ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	STOXX Europe 50 Index	Net Value Asset	Market Value	STOXX Europe 50 Index
ONE YEAR	– 1.68%	– 2.35%	– 1.84%	– 1.68%	– 2.35%	– 1.84%
FIVE YEARS	11.50%	10.75%	11.69%	2.20%	2.06%	2.23%
TEN YEARS	35.26%	32.63%	35.27%	3.07%	2.86%	3.07%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.29%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR STOXX Europe 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Nestle SA	6.1%
Novartis AG	5.2
HSBC Holdings PLC	4.2
TOTAL SA	4.1
Roche Holding AG	4.0
Royal Dutch Shell PLC Class A	3.7
BP PLC	3.6
SAP SE	3.1
Siemens AG	2.6
British American Tobacco PLC	2.5
TOTAL	39.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	20.6%
Health Care	20.2
Consumer Staples	18.9
Energy	12.5
Industrials	8.7
Materials	5.8
Information Technology	5.0
Consumer Discretionary	3.6
Communication Services	3.4
Utilities	0.8
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BELGIUM — 2.7%
Anheuser-Busch InBev SA	947,445	$ 82,776,371
FINLAND — 1.1%
Nokia Oyj	6,269,590	34,786,715
FRANCE — 39.3%
Air Liquide SA	476,804	62,746,404
Airbus SE	636,093	79,925,735
AXA SA	2,316,720	62,293,622
BNP Paribas SA	1,283,711	78,592,178
Danone SA	723,779	56,072,621
Engie SA	2,057,815	30,271,265
Essilor International Cie Generale d'Optique SA	243,967	36,115,195
Kering SA	83,125	44,576,973
L'Oreal SA	272,173	65,659,955
LVMH Moet Hennessy Louis Vuitton SE	297,831	105,370,452
Orange SA	2,279,138	36,359,536
Safran SA	399,285	55,976,960
Sanofi	1,261,686	112,194,677
Schneider Electric SE	599,738	48,274,062
Societe Generale SA	899,461	38,623,429
TOTAL SA	2,966,201	192,382,263
Unibail-Rodamco-Westfield	153,961	30,976,175
Vinci SA	619,342	59,002,354
Vivendi SA	1,085,772	27,959,112
		1,223,372,968
GERMANY — 30.6%
adidas AG	199,319	48,825,233
Allianz SE	478,588	106,728,911
BASF SE	1,022,546	90,917,418
Bayer AG	1,038,215	92,262,357
Bayerische Motoren Werke AG	356,746	32,199,940
Daimler AG	994,182	62,760,224
Deutsche Post AG	1,091,298	38,926,219
Deutsche Telekom AG	3,610,493	58,227,941
Fresenius SE & Co. KGaA	456,287	33,515,754
Linde AG	190,230	45,007,934
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	166,483	36,885,314
SAP SE	1,203,168	148,132,782
Siemens AG	946,312	121,279,213
Volkswagen AG Preference Shares	203,815	35,888,424
		951,557,664
See accompanying notes to financial statements.
21

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
IRELAND — 1.0%
CRH PLC	938,955	$ 30,732,990
ITALY — 4.6%
Enel SpA	8,648,570	44,319,908
Eni SpA	2,828,130	53,484,281
Intesa Sanpaolo SpA	18,166,869	46,442,883
		144,247,072
NETHERLANDS — 7.3%
ASML Holding NV	480,359	89,772,024
ING Groep NV	4,332,276	56,277,179
Koninklijke Ahold Delhaize NV	1,388,082	31,842,068
Koninklijke Philips NV	1,058,131	48,220,548
		226,111,819
SPAIN — 10.0%
Amadeus IT Group SA	488,552	45,407,583
Banco Bilbao Vizcaya Argentaria SA	7,423,400	47,336,294
Banco Santander SA	17,964,490	90,463,446
Iberdrola SA	6,512,121	47,939,526
Industria de Diseno Textil SA	1,237,330	37,524,201
Telefonica SA	5,191,989	41,115,900
		309,786,950
UNITED KINGDOM — 3.0%
Unilever NV	1,684,709	93,857,372
TOTAL COMMON STOCKS (Cost $3,226,333,887)		3,097,229,921

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (a) (b)	156,443	156,443
State Street Navigator Securities Lending Government Money Market Portfolio (a) (c)	2,152,850	2,152,850
TOTAL SHORT-TERM INVESTMENTS (Cost $2,309,293)		2,309,293
TOTAL INVESTMENTS — 99.7% (Cost $3,228,643,180)		3,099,539,214
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		8,840,074
NET ASSETS — 100.0%		$ 3,108,379,288

See accompanying notes to financial statements.
22

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2018.
(c)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$ 82,776,371	$—	$—	$ 82,776,371
Finland	34,786,715	—	—	34,786,715
France	1,223,372,968	—	—	1,223,372,968
Germany	951,557,664	—	—	951,557,664
Ireland	30,732,990	—	—	30,732,990
Italy	144,247,072	—	—	144,247,072
Netherlands	226,111,819	—	—	226,111,819
Spain	309,786,950	—	—	309,786,950
United Kingdom	93,857,372	—	—	93,857,372
Short-Term Investments	2,309,293	—	—	2,309,293
TOTAL INVESTMENTS	$3,099,539,214	$—	$—	$3,099,539,214
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	164,128	$ 164,128	$ 121,675,999	$ 121,683,684	$—	$—	156,443	$ 156,443	$ 27,408
State Street Navigator Securities Lending Government Money Market Portfolio	2,656,640	2,656,640	1,934,379,643	1,934,883,433	—	—	2,152,850	2,152,850	2,572,333
Total		$2,820,768	$2,056,055,642	$2,056,567,117	$—	$—		$2,309,293	$2,599,741
See accompanying notes to financial statements.
23

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS - 99.3%
AUSTRALIA – 4.7%
Australia & New Zealand Banking Group, Ltd.	249,143	$ 5,079,938
BHP Billiton, Ltd.	244,770	6,133,091
Commonwealth Bank of Australia	138,812	7,172,239
CSL, Ltd.	41,326	6,013,478
Westpac Banking Corp.	273,294	5,522,932
Other Securities	5,689,918	43,599,270
		73,520,948
AUSTRIA – 0.3%
Other Securities	101,641	4,207,456
BELGIUM – 0.8%
Anheuser-Busch InBev SA	64,721	5,654,544
Other Securities	96,148	7,340,332
		12,994,876
BRAZIL – 1.5%
Other Securities	3,382,700	23,424,863
CANADA – 6.7%
Bank of Nova Scotia (a)	89,379	5,323,603
Canadian National Railway Co.	66,372	5,951,195
Royal Bank of Canada	112,894	9,043,049
Toronto-Dominion Bank (a)	142,578	8,657,703
Other Securities	2,479,745	74,783,710
		103,759,260
CHILE – 0.2%
Other Securities	484,495	3,419,737
CHINA – 7.2%
Alibaba Group Holding, Ltd. ADR (b)	80,776	13,308,654
China Huishan Dairy Holdings Co., Ltd. (a)(b)(c)	1,418,000	—
China Mobile, Ltd.	521,000	5,136,826
Tencent Holdings, Ltd.	434,600	17,950,737
Other Securities	52,953,314	74,854,320
		111,250,537
COLOMBIA – 0.1%
Other Securities	142,394	1,402,782
DENMARK – 1.2%
Novo Nordisk A/S Class B	157,817	7,433,218
Other Securities	166,853	10,903,677
		18,336,895
See accompanying notes to financial statements.
24

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
EGYPT – 0.0% (d)
Other Security	155,087	$ 720,306
FINLAND – 0.8%
Other Securities	626,370	12,355,629
FRANCE – 7.3%
Air Liquide SA	37,880	4,984,928
Airbus SE	48,913	6,145,968
BNP Paribas SA	80,387	4,921,504
L'Oreal SA	23,757	5,731,221
LVMH Moet Hennessy Louis Vuitton SE	21,848	7,729,664
Sanofi (a)	95,271	8,471,917
TOTAL SA	184,293	11,952,900
Other Securities	1,362,572	63,160,220
		113,098,322
GERMANY – 6.3%
Allianz SE	41,638	9,285,603
BASF SE	74,397	6,614,845
Bayer AG	73,969	6,573,354
SAP SE	87,723	10,800,364
Siemens AG	69,629	8,923,643
Other Securities	1,307,359	56,046,275
		98,244,084
GREECE – 0.1%
Other Securities	378,378	1,283,035
HONG KONG – 2.8%
AIA Group, Ltd.	990,200	8,845,478
Hanergy Thin Film Power Group, Ltd. (b)(c)	448,000	—
Other Securities	10,448,095	34,446,901
		43,292,379
HUNGARY – 0.1%
Other Securities	122,403	1,986,987
INDIA – 2.0%
Reliance Industries, Ltd. GDR (e)	145,397	4,994,387
Other Securities	3,160,393	26,161,815
		31,156,202
INDONESIA – 0.5%
Other Securities	21,689,100	7,849,076
IRELAND – 0.5%
Other Securities	290,209	7,339,047
See accompanying notes to financial statements.
25

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
ISRAEL – 0.5%
Other Securities	567,286	$ 6,976,306
ITALY – 1.2%
Other Securities	3,720,676	19,103,403
JAPAN – 17.0%
Mitsubishi UFJ Financial Group, Inc.	861,400	5,377,636
SoftBank Group Corp.	69,300	6,998,028
Sony Corp.	103,100	6,322,970
Toyota Motor Corp.	177,500	11,087,401
Other Securities	11,234,458	233,192,221
		262,978,256
LUXEMBOURG – 0.1%
Other Securities	67,354	1,850,493
MACAU – 0.0% (d)
Other Securities	132,400	258,191
MALAYSIA – 0.5%
Other Securities	6,312,033	7,313,082
MEXICO – 0.8%
Other Securities	6,585,471	13,037,031
NETHERLANDS – 3.3%
ASML Holding NV	32,521	6,077,696
Royal Dutch Shell PLC Class A	321,676	11,059,629
Royal Dutch Shell PLC Class B	287,281	10,073,765
Other Securities	1,138,845	24,370,821
		51,581,911
NEW ZEALAND – 0.1%
Other Securities	478,106	1,448,867
NORWAY – 0.6%
Other Securities	491,336	8,715,987
PERU – 0.1%
Other Securities	28,076	2,011,087
PHILIPPINES – 0.2%
Other Securities	9,670,727	3,566,757
POLAND – 0.2%
Other Securities	376,337	3,558,873
PORTUGAL – 0.1%
Other Securities	197,913	976,316
QATAR – 0.1%
Other Securities	131,714	2,243,925
See accompanying notes to financial statements.
26

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
ROMANIA – 0.0% (d)
Other Security	26,564	$ 241,289
RUSSIA – 0.9%
Other Securities	1,178,100	13,832,282
SINGAPORE – 1.0%
Other Securities	2,893,687	15,446,188
SOUTH AFRICA – 1.5%
Naspers, Ltd. Class N	34,202	7,375,475
Other Securities	2,369,147	15,384,491
		22,759,966
SOUTH KOREA – 3.7%
Samsung Electronics Co., Ltd. GDR	15,491	16,219,077
Samsung Electronics Co., Ltd. Preference Shares	28,137	960,095
Other Securities	562,317	40,189,736
		57,368,908
SPAIN – 1.9%
Banco Santander SA	1,182,475	5,954,567
Other Securities	2,311,478	23,554,425
		29,508,992
SWEDEN – 1.9%
Other Securities	2,129,876	28,841,555
SWITZERLAND – 6.1%
Nestle SA	243,458	20,392,848
Novartis AG	183,844	15,884,965
Roche Holding AG	53,639	13,055,561
Other Securities	1,738,767	45,971,970
		95,305,344
TAIWAN – 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	375,818	16,596,123
Other Securities	14,002,633	27,128,340
		43,724,463
THAILAND – 0.6%
Other Securities	10,552,596	8,851,520
TURKEY – 0.1%
Other Securities	2,423,505	1,802,367
UNITED ARAB EMIRATES – 0.1%
Other Securities	339,212	749,287
See accompanying notes to financial statements.
27

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
UNITED KINGDOM – 10.7%
AstraZeneca PLC	92,694	$ 7,207,930
BP PLC	1,529,859	11,756,606
British American Tobacco PLC	170,704	7,979,329
Diageo PLC	184,170	6,530,136
GlaxoSmithKline PLC	357,186	7,158,234
HSBC Holdings PLC	1,526,825	13,336,090
Unilever NV	131,709	7,337,683
Unilever PLC	107,486	5,909,444
Other Securities	15,677,429	99,149,741
		166,365,193
UNITED STATES – 0.1%
Other Security	29,470	756,243
TOTAL COMMON STOCKS (Cost $1,477,726,224)		1,540,816,503
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f)(g)	48,847	48,847
State Street Navigator Securities Lending Government Money Market Portfolio (f)(h)	24,362,815	24,362,815
TOTAL SHORT-TERM INVESTMENTS (Cost $24,411,662)		24,411,662
TOTAL INVESTMENTS - 100.9% (Cost $1,502,137,886)		1,565,228,165
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(14,336,213)
NET ASSETS - 100.0%		$ 1,550,891,952

See accompanying notes to financial statements.
28

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of securities is $0, representing 0.0% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018 and reflects the complete schedule of portfolio holdings.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 73,520,948	$ —	$ —	$ 73,520,948
Austria	4,207,456	—	—	4,207,456
Belgium	12,994,876	—	—	12,994,876
Brazil	23,424,863	—	—	23,424,863
Canada	103,759,260	—	—	103,759,260
Chile	3,419,737	—	—	3,419,737
China	111,250,537	—	0(a)	111,250,537
Colombia	1,402,782	—	—	1,402,782
Denmark	18,336,895	—	—	18,336,895
See accompanying notes to financial statements.
29

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Egypt	$ 720,306	$ —	$ —	$ 720,306
Finland	12,355,629	—	—	12,355,629
France	113,098,322	—	—	113,098,322
Germany	98,244,084	—	—	98,244,084
Greece	1,283,035	—	—	1,283,035
Hong Kong	43,292,379	—	0(a)	43,292,379
Hungary	1,986,987	—	—	1,986,987
India	31,156,202	—	—	31,156,202
Indonesia	7,849,076	—	—	7,849,076
Ireland	7,339,047	—	—	7,339,047
Israel	6,976,306	—	—	6,976,306
Italy	19,103,403	—	—	19,103,403
Japan	262,978,256	—	—	262,978,256
Luxembourg	1,850,493	—	—	1,850,493
Macau	258,191	—	—	258,191
Malaysia	7,313,082	—	—	7,313,082
Mexico	13,037,031	—	—	13,037,031
Netherlands	51,581,911	—	—	51,581,911
New Zealand	1,448,867	—	—	1,448,867
Norway	8,715,987	—	—	8,715,987
Peru	2,011,087	—	—	2,011,087
Philippines	3,566,757	—	—	3,566,757
Poland	3,558,873	—	—	3,558,873
Portugal	976,316	—	—	976,316
Qatar	2,243,925	—	—	2,243,925
Romania	241,289	—	—	241,289
Russia	13,832,282	—	—	13,832,282
Singapore	15,446,188	—	—	15,446,188
South Africa	22,759,966	—	—	22,759,966
South Korea	57,368,908	—	—	57,368,908
Spain	29,508,992	—	—	29,508,992
Sweden	28,841,555	—	—	28,841,555
Switzerland	95,305,344	—	—	95,305,344
Taiwan	43,724,463	—	—	43,724,463
Thailand	3,462,422	5,389,098	—	8,851,520
Turkey	1,802,367	—	—	1,802,367
United Arab Emirates	749,287	—	—	749,287
United Kingdom	166,365,193	—	—	166,365,193
See accompanying notes to financial statements.
30

SPDR MSCI ACWI EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
United States	$ 756,243	$ —	$ —	$ 756,243
Short-Term Investments	24,411,662	—	—	24,411,662
TOTAL INVESTMENTS	$1,559,839,067	$5,389,098	$ 0	$1,565,228,165

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,559,265	$ 1,559,265	$ 54,308,324	$ 55,818,742	$—	$—	48,847	$ 48,847	$ 21,663
State Street Navigator Securities Lending Government Money Market Portfolio	19,433,641	19,433,641	399,885,592	394,956,418	—	—	24,362,815	24,362,815	420,778
Total		$20,992,906	$454,193,916	$450,775,160	$—	$—		$24,411,662	$442,441
See accompanying notes to financial statements.
31

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 1.6%
Ultrapar Participacoes SA	682,356	$ 6,378,373
CHILE — 0.3%
Aguas Andinas SA Class A	2,232,645	1,232,321
Banco de Chile ADR (a)	8	729
		1,233,050
CHINA — 17.9%
China Communications Construction Co., Ltd. Class H	8,960,000	9,160,500
China Lesso Group Holdings, Ltd.	3,000,000	1,702,258
China Merchants Port Holdings Co., Ltd.	2,619,812	5,015,372
China Mobile, Ltd.	1,081,000	10,658,175
China Overseas Land & Investment, Ltd.	2,144,000	6,712,929
China Resources Land, Ltd.	2,210,000	7,738,629
China Telecom Corp., Ltd. Class H	14,038,000	6,978,724
China Zhongwang Holdings, Ltd. (a)	3,060,400	1,497,953
CITIC, Ltd.	4,281,000	6,379,182
Guangdong Investment, Ltd.	2,816,000	5,002,288
Jiangsu Expressway Co., Ltd. Class H	1,534,000	1,968,250
Longfor Group Holdings, Ltd. (b)	2,498,500	6,449,884
Zhejiang Expressway Co., Ltd. Class H	3,468,000	2,885,236
		72,149,380
COLOMBIA — 0.2%
Grupo Aval Acciones y Valores SA Preference Shares	1,707,668	669,980
HONG KONG — 4.3%
China State Construction International Holdings, Ltd.	4,134,000	4,369,152
Lee & Man Paper Manufacturing, Ltd.	3,634,000	3,371,652
Shanghai Industrial Holdings, Ltd.	697,000	1,544,554
Shenzhen International Holdings, Ltd.	1,984,937	4,099,296
Yuexiu Property Co., Ltd.	19,012,000	3,401,552
Yuexiu Transport Infrastructure, Ltd.	926,000	734,892
		17,521,098
INDIA — 1.7%
Infosys, Ltd. ADR	662,438	6,736,994
INDONESIA — 2.7%
Bank Rakyat Indonesia Persero Tbk PT	24,234,200	5,122,822
Telekomunikasi Indonesia Persero Tbk PT	23,524,100	5,746,249
		10,869,071
MALAYSIA — 3.9%
Alliance Bank Malaysia Bhd	564,400	570,060
See accompanying notes to financial statements.
32

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Astro Malaysia Holdings Bhd	1,253,100	$ 445,102
Gamuda Bhd	3,454,500	2,804,668
Malayan Banking Bhd	3,336,900	7,893,742
Petronas Gas Bhd	302,700	1,382,392
Telekom Malaysia Bhd	2,366,800	1,841,512
Westports Holdings Bhd	681,100	625,391
		15,562,867
MEXICO — 1.5%
Grupo Aeroportuario del Centro Norte SAB de CV	520,572	3,715,140
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,260,827	2,245,306
		5,960,446
POLAND — 1.0%
Asseco Poland SA	46,868	605,987
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	1,922,343	3,374,179
		3,980,166
QATAR — 1.1%
Doha Bank QPSC	84,587	487,801
Qatar Electricity & Water Co. QSC	42,762	2,248,777
Qatar Islamic Bank SAQ	48,226	1,854,082
		4,590,660
RUSSIA — 5.7%
Gazprom PJSC ADR (c)	665,256	3,326,280
Gazprom PJSC ADR (c)	1,766,767	8,780,832
LUKOIL PJSC ADR	57,430	4,404,881
LUKOIL PJSC	85,551	6,552,004
		23,063,997
SOUTH AFRICA — 20.2%
Absa Group, Ltd.	730,469	7,839,847
AECI, Ltd.	105,526	780,973
AVI, Ltd.	422,346	3,172,240
FirstRand, Ltd.	1,125,072	5,395,893
Foschini Group, Ltd.	691,552	8,472,352
JSE, Ltd.	73,351	825,139
Liberty Holdings, Ltd.	191,419	1,525,535
Nedbank Group, Ltd. (a)	338,768	6,335,000
Reunert, Ltd.	177,132	951,296
RMB Holdings, Ltd.	1,033,657	5,781,394
Sanlam, Ltd.	1,045,977	5,847,345
SPAR Group, Ltd.	328,217	4,270,619
Standard Bank Group, Ltd.	424,921	5,254,742
Tiger Brands, Ltd.	275,230	5,154,418
See accompanying notes to financial statements.
33

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Truworths International, Ltd.	1,413,444	$ 8,340,081
Tsogo Sun Holdings, Ltd.	409,721	590,641
Vodacom Group, Ltd.	1,101,760	9,804,409
Vukile Property Fund, Ltd. REIT	592,218	844,098
		81,186,022
TAIWAN — 16.1%
Asustek Computer, Inc.	658,000	5,689,320
Cheng Shin Rubber Industry Co., Ltd.	2,034,000	3,197,589
Chin-Poon Industrial Co., Ltd.	976,000	1,203,498
CTCI Corp.	601,000	966,466
Formosa Taffeta Co., Ltd.	1,004,000	1,224,871
Fubon Financial Holding Co., Ltd.	3,593,000	6,095,615
Hotai Motor Co., Ltd.	147,000	1,258,982
Hua Nan Financial Holdings Co., Ltd.	3,523,235	2,134,734
Huaku Development Co., Ltd.	309,000	678,053
Lite-On Technology Corp.	2,663,000	3,349,137
Mega Financial Holding Co., Ltd.	7,926,000	7,138,670
Phison Electronics Corp.	667,000	5,308,388
Pou Chen Corp.	2,907,000	3,070,473
Sercomm Corp.	585,000	957,980
Simplo Technology Co., Ltd.	296,800	2,036,472
Sinbon Electronics Co., Ltd.	413,000	1,152,445
Taiwan Hon Chuan Enterprise Co., Ltd.	374,000	625,926
Taiwan Mobile Co., Ltd.	2,183,200	7,829,574
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	185,643	8,197,995
TTY Biopharm Co., Ltd.	409,000	1,139,944
Wistron NeWeb Corp.	726,616	1,763,411
		65,019,543
THAILAND — 17.9%
Bangkok Bank PCL	429,915	2,898,005
Bangkok Bank PCL NVDR	296,200	1,923,377
Electricity Generating PCL (d)	32,200	234,978
Electricity Generating PCL NVDR	550,300	4,015,795
Glow Energy PCL (d)	43,400	118,095
Glow Energy PCL NVDR	699,600	1,903,674
Land & Houses PCL	26,443,989	9,403,398
Major Cineplex Group PCL (d)	665,400	506,148
Major Cineplex Group PCL NVDR	216,000	164,304
Pruksa Holding PCL NVDR	37,000	24,255
PTT Global Chemical PCL (d)	8,600	21,606
PTT Global Chemical PCL NVDR	4,203,500	10,560,741
PTT PCL NVDR	5,553,830	9,316,490
Ratchaburi Electricity Generating Holding PCL (d)	549,200	878,822
See accompanying notes to financial statements.
34

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Siam Cement PCL	177,800	$ 2,583,983
Siam Cement PCL NVDR	561,600	7,745,009
Siam Commercial Bank PCL NVDR	1,546,300	7,124,264
Thai Beverage PCL (a)	7,612,700	3,788,660
Thai Union Group PCL NVDR	5,090,900	2,817,783
Thanachart Capital PCL NVDR	971,400	1,614,494
Thanachart Capital PCL	247,200	410,853
Tisco Financial Group PCL NVDR	1,398,800	3,622,434
Tisco Financial Group PCL (d)	211,500	547,716
		72,224,884
TURKEY — 1.5%
Enka Insaat ve Sanayi A/S	1,510,747	1,310,238
Turkiye Is Bankasi A/S Class C	6,675,896	4,911,934
		6,222,172
UNITED ARAB EMIRATES — 2.1%
Air Arabia PJSC	3,114,183	813,933
Dubai Investments PJSC	2,435,841	1,246,752
Emirates Telecommunications Group Co. PJSC	532,701	2,421,994
First Abu Dhabi Bank PJSC	1,026,481	3,996,319
		8,478,998
TOTAL COMMON STOCKS (Cost $402,811,573)		401,847,701

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f)	1,312,188	1,312,188
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	5,021,748	5,021,748
TOTAL SHORT-TERM INVESTMENTS (Cost $6,333,936)		6,333,936
TOTAL INVESTMENTS — 101.3% (Cost $409,145,509)		408,181,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(5,336,872)
NET ASSETS — 100.0%		$ 402,844,765

See accompanying notes to financial statements.
35

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $2,307,365 representing 0.6% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 6,378,373	$ —	$—	$ 6,378,373
Chile	1,233,050	—	—	1,233,050
China	72,149,380	—	—	72,149,380
Colombia	669,980	—	—	669,980
Hong Kong	17,521,098	—	—	17,521,098
India	6,736,994	—	—	6,736,994
Indonesia	10,869,071	—	—	10,869,071
Malaysia	15,562,867	—	—	15,562,867
Mexico	5,960,446	—	—	5,960,446
Poland	3,980,166	—	—	3,980,166
Qatar	4,590,660	—	—	4,590,660
Russia	23,063,997	—	—	23,063,997
South Africa	81,186,022	—	—	81,186,022
Taiwan	65,019,543	—	—	65,019,543
Thailand	69,917,519	2,307,365	—	72,224,884
Turkey	6,222,172	—	—	6,222,172
United Arab Emirates	8,478,998	—	—	8,478,998
Short-Term Investments	6,333,936	—	—	6,333,936
TOTAL INVESTMENTS	$405,874,272	$2,307,365	$—	$408,181,637
See accompanying notes to financial statements.
36

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,195	$ 26,195	$ 54,210,793	$ 52,924,800	$—	$—	1,312,188	$1,312,188	$ 11,591
State Street Navigator Securities Lending Government Money Market Portfolio	16,561,043	16,561,043	129,631,822	141,171,117	—	—	5,021,748	5,021,748	98,824
Total		$16,587,238	$183,842,615	$194,095,917	$—	$—		$6,333,936	$110,415
See accompanying notes to financial statements.
37

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS - 99.6%
BRAZIL – 6.2%
BR Malls Participacoes SA (a)	546,400	$ 1,316,214
CVC Brasil Operadora e Agencia de Viagens SA	105,258	1,141,522
Estacio Participacoes SA	212,000	1,326,609
SLC Agricola SA	71,211	1,087,543
Other Securities	9,641,787	24,480,255
		29,352,143
CHILE – 1.5%
Vina Concha y Toro SA	617,798	1,234,097
Other Securities	11,664,852	5,940,431
		7,174,528
CHINA – 14.2%
Boshiwa International Holding, Ltd. (a)(b)(c)	1,843,000	—
China Animal Healthcare, Ltd. (a)(b)(c)	1,059,700	—
China Forestry Holdings Co., Ltd. (a)(b)(c)	1,642,000	—
China Hongxing Sports, Ltd. (a)(b)(c)	4,053,000	—
China Shanshui Cement Group, Ltd. (a)(b)(c)	1,224,000	—
China Travel International Investment Hong Kong, Ltd.	3,472,000	1,118,154
Chinasoft International, Ltd. (a)	1,880,000	1,254,150
Coolpad Group, Ltd. (a)(b)(c)	2,353,600	—
Fanhua, Inc. ADR (b)	38,523	1,040,891
Fu Shou Yuan International Group, Ltd.	1,406,000	1,097,862
National Agricultural Holdings, Ltd. (a)(b)(c)	396,000	30,112
Noah Holdings, Ltd. ADR (a)(b)	24,783	1,044,356
Real Gold Mining, Ltd. (a)(b)(c)	251,500	—
Silergy Corp.	64,000	1,152,851
Tong Ren Tang Technologies Co., Ltd. Class H	733,000	1,073,519
Other Securities	195,499,141	59,115,928
		66,927,823
COLOMBIA – 0.2%
Other Securities	557,669	725,666
CZECH REPUBLIC – 0.4%
Moneta Money Bank A/S (d)	414,172	1,524,451
Other Security	870	584,004
		2,108,455
EGYPT – 0.6%
Other Securities	6,876,065	2,926,694
GREECE – 1.6%
Other Securities	2,738,121	7,547,063
See accompanying notes to financial statements.
38

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
HONG KONG – 2.9%
Anxin-China Holdings, Ltd. (a)(c)	2,248,000	$ —
China High Precision Automation Group, Ltd. (c)	1,226,000	—
China Lumena New Materials Corp. (a)(b)(c)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a)(b)(c)	693,675	—
Hua Han Health Industry Holdings, Ltd. (a)(b)(c)	2,414,560	—
Other Securities	78,506,125	13,491,542
		13,491,542
HUNGARY – 0.2%
Other Security	525,738	755,176
INDIA – 10.3%
Bata India, Ltd.	89,315	1,195,508
Chennai Super Kings Cricket, Ltd. (a)(c)	418,560	—
MakeMyTrip, Ltd. (a)(b)	37,092	1,018,175
Other Securities	28,618,595	46,110,992
		48,324,675
INDONESIA – 3.1%
Other Securities	186,735,762	14,654,155
LUXEMBOURG – 0.0% (e)
Other Security	73,200	166,799
MALAYSIA – 4.9%
Bursa Malaysia Bhd	714,409	1,349,928
Other Securities	53,806,354	21,880,211
		23,230,139
MEXICO – 2.5%
Bolsa Mexicana de Valores SAB de CV	579,269	1,185,226
Megacable Holdings SAB de CV	240,612	1,238,880
PLA Administradora Industrial S de RL de CV (a)	753,716	1,157,222
Other Securities	10,709,813	8,136,523
		11,717,851
MONACO – 0.3%
GasLog, Ltd.	53,212	1,050,937
Other Security	44,095	286,177
		1,337,114
PAKISTAN – 1.6%
Pakistan State Oil Co., Ltd.	405,798	1,041,912
Other Securities	8,436,975	6,358,066
		7,399,978
See accompanying notes to financial statements.
39

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
PERU – 0.2%
Ferreycorp SAA	1,579,144	$ 1,125,002
PHILIPPINES – 1.0%
Other Securities	23,786,487	4,928,127
POLAND – 1.6%
Asseco Poland SA	90,265	1,167,095
Other Securities	2,389,780	6,328,183
		7,495,278
QATAR – 0.4%
Other Securities	465,902	1,973,916
RUSSIA – 0.9%
Globaltrans Investment PLC GDR	108,677	1,141,108
Other Securities	965,557	3,146,665
		4,287,773
SINGAPORE – 0.3%
Other Securities	3,920,192	1,311,218
SOUTH AFRICA – 7.0%
Barloworld, Ltd.	124,286	1,081,764
JSE, Ltd.	108,193	1,217,083
Reunert, Ltd.	246,557	1,324,147
Super Group, Ltd. (a)	411,165	1,162,492
Other Securities	23,918,028	27,985,034
		32,770,520
TAIWAN – 29.7%
Accton Technology Corp.	456,341	1,270,395
Chipbond Technology Corp.	685,000	1,323,650
CTCI Corp. (b)	664,000	1,067,776
Epistar Corp.	919,572	1,045,071
Far Eastern International Bank	3,419,314	1,209,465
Formosa Taffeta Co., Ltd.	951,000	1,160,212
Great Wall Enterprise Co., Ltd.	915,777	1,132,237
Highwealth Construction Corp.	745,730	1,182,109
King's Town Bank Co., Ltd.	1,129,000	1,135,175
LCY Chemical Corp.	712,862	1,211,723
Radiant Opto-Electronics Corp.	486,331	1,099,035
Ruentex Industries, Ltd. (a)	520,000	1,033,767
Simplo Technology Co., Ltd.	163,277	1,120,313
Sino-American Silicon Products, Inc. (a)(b)	437,058	1,122,240
Teco Electric and Machinery Co., Ltd.	1,773,000	1,286,213
Tripod Technology Corp.	427,353	1,165,903
See accompanying notes to financial statements.
40

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Other Securities	127,775,214	$ 121,446,577
		140,011,861
THAILAND – 5.1%
Central Plaza Hotel PCL NVDR	796,902	1,028,777
CPN Retail Growth Leasehold REIT (f)	1,380,500	1,173,895
Inter Far East Energy Corp. NVDR (a)(c)	283,900	—
International Engineering PCL (a)(c)	63,855,934	—
Srisawad Corp. PCL NVDR	749,282	1,117,899
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,817,200	1,129,429
WHA Corp. PCL NVDR	9,673,130	1,304,108
Other Securities	72,259,061	18,399,937
		24,154,045
TURKEY – 2.1%
Other Securities	10,940,414	9,959,981
UNITED ARAB EMIRATES – 0.5%
Other Securities	11,410,030	2,581,035
UNITED KINGDOM – 0.0% (e)
Other Security	1,233,766	127,289
UNITED STATES – 0.3%
Luxoft Holding, Inc. (a)	24,734	1,171,155
Other Security	6,000	11,928
		1,183,083
TOTAL COMMON STOCKS (Cost $560,103,561)		469,748,929
WARRANTS - 0.0% (e)
MALAYSIA – 0.0% (e)
Other Security	565,200	16,389
THAILAND – 0.0% (e)
International Engineering PCL (expiring 5/22/19) (a)(c)	13,635,806	—
Other Security	776,702	14,410
		14,410
TOTAL WARRANTS (Cost $0)		30,799
RIGHTS - 0.0% (e)
HONG KONG – 0.0% (e)
Other Security (cost $138,410)	680,600	2,609
See accompanying notes to financial statements.
41

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
SHORT-TERM INVESTMENT - 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost: $12,167,528) (g)(h)	12,167,528	$ 12,167,528
TOTAL INVESTMENTS - 102.2% (Cost $572,409,499)		481,949,865
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%		(10,600,944)
NET ASSETS - 100.0%		$ 471,348,921

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of securities is $30,112, representing 0.0% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $5,783,681 representing 1.2% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
42

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018 and reflects the complete schedule of portfolio holdings.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 29,352,143	$ —	$ —	$ 29,352,143
Chile	7,174,528	—	—	7,174,528
China	66,345,572	552,139	30,112	66,927,823
Colombia	725,666	—	—	725,666
Czech Republic	2,108,455	—	—	2,108,455
Egypt	2,926,694	—	—	2,926,694
Greece	7,477,889	69,174	—	7,547,063
Hong Kong	13,439,096	52,446	0(a)	13,491,542
Hungary	755,176	—	—	755,176
India	48,324,675	—	0(a)	48,324,675
Indonesia	14,654,155	—	—	14,654,155
Luxembourg	166,799	—	—	166,799
Malaysia	23,230,139	—	—	23,230,139
Mexico	11,717,851	—	—	11,717,851
Monaco	1,337,114	—	—	1,337,114
Pakistan	7,399,978	—	—	7,399,978
Peru	1,125,002	—	—	1,125,002
Philippines	4,928,127	—	—	4,928,127
Poland	7,495,278	—	—	7,495,278
Qatar	1,973,916	—	—	1,973,916
Russia	4,287,773	—	—	4,287,773
Singapore	1,311,218	—	—	1,311,218
South Africa	32,770,520	—	—	32,770,520
Taiwan	139,023,754	988,107	—	140,011,861
Thailand	20,034,839	4,119,206	0(a)	24,154,045
Turkey	9,959,981	—	—	9,959,981
United Arab Emirates	2,581,035	—	—	2,581,035
United Kingdom	127,289	—	—	127,289
United States	1,183,083	—	—	1,183,083
Warrants
Malaysia	16,389	—	—	16,389
See accompanying notes to financial statements.
43

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Thailand	$ 14,410	$ —	$ 0(a)	$ 14,410
Rights
Hong Kong	—	2,609	0(a)	2,609
Short-Term Investment	12,167,528	—	—	12,167,528
TOTAL INVESTMENTS	$476,136,072	$5,783,681	$30,112	$481,949,865

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	379,285	$ 379,285	$ 38,761,634	$ 39,140,919	$—	$—	—	$ —	$ 15,414
State Street Navigator Securities Lending Government Money Market Portfolio	16,261,252	16,261,252	75,414,401	79,508,125	—	—	12,167,528	12,167,528	744,840
Total		$16,640,537	$114,176,035	$118,649,044	$—	$—		$12,167,528	$760,254
See accompanying notes to financial statements.
44

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 15.5%
Amcor, Ltd.	1,012,328	$ 10,020,192
AusNet Services	4,864,715	5,719,782
Charter Hall Group REIT	502,764	2,604,629
Commonwealth Bank of Australia	292,106	15,092,744
DuluxGroup, Ltd.	843,715	4,682,307
Goodman Group REIT	502,363	3,765,703
GPT Group REIT	1,582,921	5,967,132
Investa Office Fund REIT	737,303	2,944,786
Mirvac Group REIT	3,735,863	6,514,434
National Australia Bank, Ltd.	959,026	19,297,457
Perpetual, Ltd.	193,303	5,954,029
Sonic Healthcare, Ltd.	455,611	8,211,767
Stockland REIT	2,270,686	6,818,265
Transurban Group Stapled Security	1,512,878	12,281,898
Vicinity Centres REIT	3,940,684	7,470,361
Westpac Banking Corp.	806,268	16,293,676
		133,639,162
CANADA — 17.0%
BCE, Inc.	371,144	15,025,503
Canadian Imperial Bank of Commerce (a)	144,858	13,563,487
Fortis, Inc.	336,783	10,911,707
Great-West Lifeco, Inc.	397,494	9,637,523
H&R Real Estate Investment Trust	202,180	3,107,935
IGM Financial, Inc. (a)	154,373	4,239,704
Intact Financial Corp.	102,610	8,525,696
Power Corp. of Canada	614,155	13,332,190
Power Financial Corp.	462,926	10,597,231
RioCan Real Estate Investment Trust	277,564	5,299,613
Royal Bank of Canada	123,672	9,906,389
Shaw Communications, Inc. Class B (a)	609,716	11,872,623
Sun Life Financial, Inc.	224,188	8,906,122
TELUS Corp.	338,111	12,453,554
Toronto-Dominion Bank	145,332	8,824,933
		146,204,210
CHINA — 1.1%
China Telecom Corp., Ltd. Class H	19,406,000	9,647,323
FINLAND — 2.6%
Elisa Oyj	275,844	11,703,944
Kone Oyj Class B	192,632	10,296,606
		22,000,550
See accompanying notes to financial statements.
45

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
FRANCE — 9.3%
Air Liquide SA	54,719	$ 7,200,905
Bureau Veritas SA	258,123	6,664,771
Cie Generale des Etablissements Michelin SCA	76,034	9,091,870
Covivio REIT	60,533	6,310,237
Danone SA	110,506	8,561,123
Gecina SA REIT	27,060	4,519,660
ICADE REIT	34,612	3,200,065
Orange SA	776,692	12,390,720
TOTAL SA	218,179	14,150,683
Vinci SA	85,560	8,150,976
		80,241,010
GERMANY — 2.8%
Bayerische Motoren Werke AG Preference Shares	70,119	5,513,704
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	61,738	13,678,426
Talanx AG	127,506	4,848,734
		24,040,864
HONG KONG — 4.2%
CK Infrastructure Holdings, Ltd.	1,512,500	11,984,179
CLP Holdings, Ltd.	862,000	10,096,269
Hongkong Land Holdings, Ltd.	1,035,200	6,853,024
Sino Land Co., Ltd.	4,064,597	6,970,938
		35,904,410
ITALY — 2.7%
A2A SpA	6,037,726	10,484,160
Terna Rete Elettrica Nazionale SpA	2,409,709	12,877,628
		23,361,788
JAPAN — 5.4%
Advance Residence Investment Corp. REIT	1,213	3,099,112
Canon Marketing Japan, Inc.	234,300	4,975,407
Daiwa House REIT Investment Corp.	1,982	4,535,122
GLP J-REIT	3,664	3,564,485
Kenedix Office Investment Corp. REIT	752	4,799,929
Nippon Paper Industries Co., Ltd.	486,800	8,961,560
Nippon Prologis REIT, Inc.	2,319	4,591,655
United Urban Investment Corp. REIT	3,053	4,792,445
Yahoo! Japan Corp.	2,069,800	7,452,993
		46,772,708
MALAYSIA — 1.4%
Gamuda Bhd	5,693,300	4,622,324
See accompanying notes to financial statements.
46

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Public Bank Bhd	1,249,700	$ 7,549,233
		12,171,557
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	2,326,123	6,245,520
PORTUGAL — 1.7%
EDP - Energias de Portugal SA	3,932,788	14,516,886
SINGAPORE — 4.9%
CapitaLand, Ltd.	4,349,800	10,728,456
Mapletree Commercial Trust REIT	2,128,700	2,508,294
SATS, Ltd.	1,283,000	4,901,570
Singapore Exchange, Ltd.	1,628,200	8,782,401
Singapore Telecommunications, Ltd.	6,622,700	15,704,284
		42,625,005
SOUTH AFRICA — 4.6%
AVI, Ltd.	686,820	5,158,703
Sanlam, Ltd.	2,194,499	12,267,949
Shoprite Holdings, Ltd.	439,701	5,954,859
Vodacom Group, Ltd.	1,805,970	16,071,075
		39,452,586
SOUTH KOREA — 1.5%
Hyundai Motor Co. Preference Shares	85,837	6,554,333
KCC Corp.	21,403	6,541,011
		13,095,344
SPAIN — 1.5%
Iberdrola SA	1,727,240	12,715,223
SWEDEN — 2.2%
ICA Gruppen AB (a)	332,454	10,541,990
Securitas AB Class B	471,982	8,212,929
		18,754,919
SWITZERLAND — 7.2%
Givaudan SA	3,142	7,761,718
Helvetia Holding AG	15,551	9,520,371
Nestle SA	106,242	8,899,181
PSP Swiss Property AG	71,144	6,922,847
Roche Holding AG Bearer Shares	20,792	5,083,056
Swiss Prime Site AG (b)	117,063	10,024,898
Swisscom AG	31,041	14,154,035
		62,366,106
See accompanying notes to financial statements.
47

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
TAIWAN — 3.5%
Pou Chen Corp.	4,788,000	$ 5,057,249
Taiwan Mobile Co., Ltd.	3,631,000	13,021,796
Taiwan Semiconductor Manufacturing Co., Ltd.	1,369,000	11,769,643
		29,848,688
UNITED KINGDOM — 9.8%
Carnival PLC	153,307	9,524,186
Close Brothers Group PLC	331,942	6,847,985
DS Smith PLC	1,274,041	7,946,537
Experian PLC	266,730	6,853,973
Kingfisher PLC	2,490,471	8,379,060
Prudential PLC	321,695	7,381,212
RELX PLC	305,634	6,440,760
Sage Group PLC	862,526	6,595,690
SSE PLC	1,078,618	16,119,308
Unilever PLC	152,687	8,394,538
		84,483,249
TOTAL COMMON STOCKS (Cost $876,373,247)		858,087,108

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	269,768	269,768
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	20,719,247	20,719,247
TOTAL SHORT-TERM INVESTMENTS (Cost $20,989,015)		20,989,015
TOTAL INVESTMENTS — 102.0% (Cost $897,362,262)		879,076,123
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(17,166,510)
NET ASSETS — 100.0%		$ 861,909,613

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust
See accompanying notes to financial statements.
48

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$133,639,162	$—	$—	$133,639,162
Canada	146,204,210	—	—	146,204,210
China	9,647,323	—	—	9,647,323
Finland	22,000,550	—	—	22,000,550
France	80,241,010	—	—	80,241,010
Germany	24,040,864	—	—	24,040,864
Hong Kong	35,904,410	—	—	35,904,410
Italy	23,361,788	—	—	23,361,788
Japan	46,772,708	—	—	46,772,708
Malaysia	12,171,557	—	—	12,171,557
New Zealand	6,245,520	—	—	6,245,520
Portugal	14,516,886	—	—	14,516,886
Singapore	42,625,005	—	—	42,625,005
South Africa	39,452,586	—	—	39,452,586
South Korea	13,095,344	—	—	13,095,344
Spain	12,715,223	—	—	12,715,223
Sweden	18,754,919	—	—	18,754,919
Switzerland	62,366,106	—	—	62,366,106
Taiwan	29,848,688	—	—	29,848,688
United Kingdom	84,483,249	—	—	84,483,249
Short-Term Investments	20,989,015	—	—	20,989,015
TOTAL INVESTMENTS	$879,076,123	$—	$—	$879,076,123
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	870,594	$ 870,594	$ 84,571,353	$ 85,172,179	$—	$—	269,768	$ 269,768	$ 23,208
State Street Navigator Securities Lending Government Money Market Portfolio	513,248	513,248	682,205,358	661,999,359	—	—	20,719,247	20,719,247	488,893
Total		$1,383,842	$766,776,711	$747,171,538	$—	$—		$20,989,015	$512,101
See accompanying notes to financial statements.
49

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BELGIUM — 1.7%
Anheuser-Busch InBev SA	37,839	$ 3,305,917
DENMARK — 1.9%
Novo Nordisk A/S Class B	78,032	3,675,326
FRANCE — 19.5%
Air Liquide SA	18,988	2,498,781
Airbus SE	25,405	3,192,164
AXA SA	92,265	2,480,887
BNP Paribas SA	51,270	3,138,885
L'Oreal SA	10,840	2,615,079
LVMH Moet Hennessy Louis Vuitton SE	11,892	4,207,303
Safran SA	15,902	2,229,349
Sanofi	50,375	4,479,567
Schneider Electric SE	23,884	1,922,469
TOTAL SA (a)	118,388	7,678,425
Vinci SA	24,665	2,349,741
		36,792,650
GERMANY — 14.4%
Allianz SE	19,109	4,261,458
BASF SE	40,834	3,630,665
Bayer AG	41,460	3,684,398
Daimler AG	39,593	2,499,407
Deutsche Telekom AG	143,791	2,318,978
SAP SE	48,028	5,913,157
Siemens AG	37,780	4,841,880
		27,149,943
ITALY — 2.1%
Eni SpA	112,633	2,130,063
Intesa Sanpaolo SpA	723,508	1,849,620
		3,979,683
NETHERLANDS — 6.8%
ASML Holding NV	19,183	3,585,020
ING Groep NV	172,537	2,241,292
Royal Dutch Shell PLC Class A	203,334	6,984,797
		12,811,109
SPAIN — 3.8%
Banco Bilbao Vizcaya Argentaria SA	295,642	1,885,200
Banco Santander SA	717,377	3,612,482
See accompanying notes to financial statements.
50

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Telefonica SA	206,775	$ 1,637,473
		7,135,155
SWITZERLAND — 20.1%
ABB, Ltd.	81,357	1,931,479
Glencore PLC (b)	536,848	2,322,153
Nestle SA	136,082	11,398,679
Novartis AG	113,325	9,791,800
Roche Holding AG	31,218	7,598,361
UBS Group AG (b)	170,955	2,712,738
Zurich Insurance Group AG	6,711	2,131,196
		37,886,406
UNITED KINGDOM — 29.2%
AstraZeneca PLC	56,311	4,378,770
Barclays PLC	715,018	1,601,709
BP PLC	888,046	6,824,424
British American Tobacco PLC	101,950	4,765,516
Diageo PLC	109,422	3,879,788
GlaxoSmithKline PLC	220,486	4,418,679
HSBC Holdings PLC	898,977	7,852,136
Lloyds Banking Group PLC	3,162,781	2,444,546
National Grid PLC	150,688	1,555,138
Prudential PLC	114,914	2,636,673
Reckitt Benckiser Group PLC	32,658	2,987,950
Rio Tinto PLC	50,179	2,538,913
Unilever NV	67,276	3,748,035
Unilever PLC	53,191	2,924,374
Vodafone Group PLC	1,184,458	2,540,854
		55,097,505
TOTAL COMMON STOCKS (Cost $206,816,607)		187,833,694

SHORT-TERM INVESTMENT — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c) (d) (Cost $86,582)	86,582	86,582
TOTAL INVESTMENTS — 99.6% (Cost $206,903,189)		187,920,276
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		810,395
NET ASSETS — 100.0%		$ 188,730,671

See accompanying notes to financial statements.
51

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$ 3,305,917	$—	$—	$ 3,305,917
Denmark	3,675,326	—	—	3,675,326
France	36,792,650	—	—	36,792,650
Germany	27,149,943	—	—	27,149,943
Italy	3,979,683	—	—	3,979,683
Netherlands	12,811,109	—	—	12,811,109
Spain	7,135,155	—	—	7,135,155
Switzerland	37,886,406	—	—	37,886,406
United Kingdom	55,097,505	—	—	55,097,505
Short-Term Investment	86,582	—	—	86,582
TOTAL INVESTMENTS	$187,920,276	$—	$—	$187,920,276
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	76,612	$ 76,612	$ 8,860,425	$ 8,937,037	$—	$—	—	$ —	$ 1,744
State Street Navigator Securities Lending Government Money Market Portfolio	128,419	128,419	131,620,546	131,662,383	—	—	86,582	86,582	80,922
Total		$205,031	$140,480,971	$140,599,420	$—	$—		$86,582	$82,666
See accompanying notes to financial statements.
52

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2018

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,097,229,921	$1,540,816,503
Investments in affiliated issuers, at value	2,309,293	24,411,662
Total Investments	3,099,539,214	1,565,228,165
Foreign currency, at value	2,213,755	5,296,565
Cash	658	8
Receivable for investments sold	24,918,178	—
Dividends receivable — unaffiliated issuers	1,953,939	3,959,672
Dividends receivable — affiliated issuers	837	98
Securities lending income receivable — unaffiliated issuers	—	11,878
Securities lending income receivable — affiliated issuers	72	17,958
Receivable from Adviser	—	54,535
Receivable for foreign taxes recoverable	7,592,679	1,213,707
Other Receivable	20,907	2,034
TOTAL ASSETS	3,136,240,239	1,575,784,620
LIABILITIES
Payable upon return of securities loaned	2,152,850	24,362,815
Payable for fund shares repurchased	24,928,099	—
Deferred foreign taxes payable	—	102,460
Advisory fee payable	749,598	427,393
Accrued expenses and other liabilities	30,404	—
TOTAL LIABILITIES	27,860,951	24,892,668
NET ASSETS	$3,108,379,288	$1,550,891,952
NET ASSETS CONSIST OF:
Paid-in Capital	$3,673,610,192	$1,546,637,524
Total distributable earnings (loss)**	(565,230,904)	4,254,428
NET ASSETS	$3,108,379,288	$1,550,891,952
NET ASSET VALUE PER SHARE
Net asset value per share	$ 38.35	$ 37.46
Shares outstanding (unlimited amount authorized, $0.01 par value)	81,050,967	41,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,226,333,887	$1,477,726,224
Investments in affiliated issuers	2,309,293	24,411,662
Total cost of investments	$3,228,643,180	$1,502,137,886
Foreign currency, at cost	$ 2,243,617	$ 5,342,306
* Includes investments in securities on loan, at value	$ 2,000,083	$ 48,267,653
**Includes deferred foreign taxes	$ —	$ 102,460
See accompanying notes to financial statements.
53

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2018

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 401,847,701	$ 469,782,337
Investments in affiliated issuers, at value	6,333,936	12,167,528
Total Investments	408,181,637	481,949,865
Foreign currency, at value	469,790	1,237,404
Cash	102	—
Receivable for investments sold	4,815,334	2,632,858
Dividends receivable — unaffiliated issuers	661,094	943,429
Dividends receivable — affiliated issuers	1,475	3,129
Securities lending income receivable — unaffiliated issuers	1,857	44,082
Securities lending income receivable — affiliated issuers	7,758	40,041
Receivable for foreign taxes recoverable	16,874	851
TOTAL ASSETS	414,155,921	486,851,659
LIABILITIES
Due to Broker	—	2,561,743
Payable upon return of securities loaned	5,021,748	12,167,528
Payable for investments purchased	624	519,341
Payable for fund shares repurchased	6,125,739	—
Advisory fee payable	163,045	254,126
TOTAL LIABILITIES	11,311,156	15,502,738
NET ASSETS	$ 402,844,765	$ 471,348,921
NET ASSETS CONSIST OF:
Paid-in Capital	$ 634,304,520	$ 628,504,135
Total distributable earnings (loss)	(231,459,755)	(157,155,214)
NET ASSETS	$ 402,844,765	$ 471,348,921
NET ASSET VALUE PER SHARE
Net asset value per share	$ 30.87	$ 44.89
Shares outstanding (unlimited amount authorized, $0.01 par value)	13,050,000	10,500,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 402,811,573	$ 560,241,971
Investments in affiliated issuers	6,333,936	12,167,528
Total cost of investments	$ 409,145,509	$ 572,409,499
Foreign currency, at cost	$ 480,182	$ 1,235,261
* Includes investments in securities on loan, at value	$ 5,982,171	$ 25,404,654
See accompanying notes to financial statements.
54

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2018

	SPDR S&P International Dividend ETF	SPDR STOXX Europe 50 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 858,087,108	$187,833,694
Investments in affiliated issuers, at value	20,989,015	86,582
Total Investments	879,076,123	187,920,276
Foreign currency, at value	1,368,225	407,142
Cash	82	—
Receivable for investments sold	10,706,005	48,870
Dividends receivable — unaffiliated issuers	1,911,820	255,998
Dividends receivable — affiliated issuers	1,423	304
Securities lending income receivable — unaffiliated issuers	—	9
Securities lending income receivable — affiliated issuers	20,486	157
Receivable for foreign taxes recoverable	1,285,011	564,796
TOTAL ASSETS	894,369,175	189,197,552
LIABILITIES
Due to custodian	—	16,882
Payable upon return of securities loaned	20,719,247	86,582
Payable for investments purchased	—	317,990
Payable for fund shares repurchased	11,415,308	—
Advisory fee payable	325,007	45,427
TOTAL LIABILITIES	32,459,562	466,881
NET ASSETS	$ 861,909,613	$188,730,671
NET ASSETS CONSIST OF:
Paid-in Capital	$1,293,836,941	$245,831,898
Total distributable earnings (loss)	(431,927,328)	(57,101,227)
NET ASSETS	$ 861,909,613	$188,730,671
NET ASSET VALUE PER SHARE
Net asset value per share	$ 38.05	$ 33.70
Shares outstanding (unlimited amount authorized, $0.01 par value)	22,651,326	5,600,370
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 876,373,247	$206,816,607
Investments in affiliated issuers	20,989,015	86,582
Total cost of investments	$ 897,362,262	$206,903,189
Foreign currency, at cost	$ 1,365,285	$ 411,614
* Includes investments in securities on loan, at value	$ 27,199,218	$ 80,439
See accompanying notes to financial statements.
55

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2018

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 147,524,668	$ 49,605,507
Dividend income — affiliated issuers	27,408	21,663
Unaffiliated securities lending income	240,861	139,465
Affiliated securities lending income	2,572,333	420,778
Foreign taxes withheld	(20,171,511)	(4,488,494)
TOTAL INVESTMENT INCOME (LOSS)	130,193,759	45,698,919
EXPENSES
Advisory fee	11,857,714	5,338,281
Trustees’ fees and expenses	78,288	28,806
Miscellaneous expenses	64,950	5,843
TOTAL EXPENSES	12,000,952	5,372,930
Expenses waived/reimbursed by the Adviser	—	(661,493)
NET EXPENSES	12,000,952	4,711,437
NET INVESTMENT INCOME (LOSS)	118,192,807	40,987,482
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(94,750,197)	(8,044,461)
In-kind redemptions — unaffiliated issuers	202,554,896	32,860,444
Foreign currency transactions	(479,244)	(589,598)
Net realized gain (loss)	107,325,455	24,226,385
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(414,496,834)	(38,014,845)
Foreign currency translations	(320,823)	(80,141)
Net change in unrealized appreciation/depreciation	(414,817,657)	(38,094,986)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(307,492,202)	(13,868,601)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(189,299,395)	$ 27,118,881
** Includes foreign deferred taxes	$ —	$ 37,801
See accompanying notes to financial statements.
56

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2018

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$18,762,327	$ 16,355,526
Dividend income — affiliated issuers	11,591	15,414
Unaffiliated securities lending income	29,447	610,431
Affiliated securities lending income	98,824	744,840
Foreign taxes withheld	(2,118,499)	(2,010,129)
Other Income	—	118
TOTAL INVESTMENT INCOME (LOSS)	16,783,690	15,716,200
EXPENSES
Advisory fee	2,218,688	3,375,429
Trustees’ fees and expenses	8,441	9,477
Miscellaneous expenses	693	21
TOTAL EXPENSES	2,227,822	3,384,927
NET INVESTMENT INCOME (LOSS)	14,555,868	12,331,273
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	6,041,079	(10,935,164)
In-kind redemptions — unaffiliated issuers	6,373,343	1,257,482
Foreign currency transactions	(536,879)	(275,661)
Net realized gain (loss)	11,877,543	(9,953,343)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(5,028,802)	(39,064,841)
Foreign currency translations	4,692	(26,311)
Net change in unrealized appreciation/depreciation	(5,024,110)	(39,091,152)
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,853,433	(49,044,495)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$21,409,301	$(36,713,222)
* Includes foreign capital gain taxes	$ —	$ (176,930)
See accompanying notes to financial statements.
57

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2018

	SPDR S&P International Dividend ETF	SPDR STOXX Europe 50 ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 52,211,129	$ 9,609,852
Dividend income — affiliated issuers	23,208	1,744
Unaffiliated securities lending income	94,125	11,975
Affiliated securities lending income	488,893	80,922
Foreign taxes withheld	(4,443,826)	(688,231)
TOTAL INVESTMENT INCOME (LOSS)	48,373,529	9,016,262
EXPENSES
Advisory fee	5,190,450	737,982
Trustees’ fees and expenses	22,454	4,965
Miscellaneous expenses	25,933	3,627
TOTAL EXPENSES	5,238,837	746,574
NET INVESTMENT INCOME (LOSS)	43,134,692	8,269,688
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,407,807)	(2,496,270)
In-kind redemptions — unaffiliated issuers	14,117,839	11,591,084
Foreign currency transactions	(426,045)	(22,260)
Net realized gain (loss)	6,283,987	9,072,554
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(61,667,805)	(21,014,718)
Foreign currency translations	54,807	(25,865)
Net change in unrealized appreciation/depreciation	(61,612,998)	(21,040,583)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(55,329,011)	(11,968,029)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(12,194,319)	$ (3,698,341)
See accompanying notes to financial statements.
58

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 118,192,807	$ 89,168,391
Net realized gain (loss)	107,325,455	(47,488,563)
Net change in unrealized appreciation/depreciation	(414,817,657)	767,645,429
Net increase (decrease) in net assets resulting from operations	(189,299,395)	809,325,257
Net equalization credits and charges	(7,893,180)	11,045,586
Distributions to shareholders(a)	(111,215,340)	(96,010,453)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	320,267,379	1,783,480,945
Cost of shares redeemed	(1,467,040,414)	(479,844,142)
Net income equalization	7,893,180	(11,045,586)
Net increase (decrease) in net assets from beneficial interest transactions	(1,138,879,855)	1,292,591,217
Net increase (decrease) in net assets during the period	(1,447,287,770)	2,016,951,607
Net assets at beginning of period	4,555,667,058	2,538,715,451
NET ASSETS AT END OF PERIOD(b)	$ 3,108,379,288	$4,555,667,058
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,700,000	46,900,000
Shares redeemed	(36,950,000)	(14,100,000)
Net increase (decrease)	(29,250,000)	32,800,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $96,010,453 from net investment income. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $0 as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
59

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 40,987,482	$ 30,530,226
Net realized gain (loss)	24,226,385	(2,679,958)
Net change in unrealized appreciation/depreciation	(38,094,986)	194,915,268
Net increase (decrease) in net assets resulting from operations	27,118,881	222,765,536
Distributions to shareholders(a)	(37,197,017)	(27,970,511)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	201,250,528	419,780,280
Cost of shares redeemed	(102,175,691)	—
Other capital	120,679	(99,689)
Net increase (decrease) in net assets from beneficial interest transactions	99,195,516	419,680,591
Net increase (decrease) in net assets during the period	89,117,380	614,475,616
Net assets at beginning of period	1,461,774,572	847,298,956
NET ASSETS AT END OF PERIOD(b)	$1,550,891,952	$1,461,774,572
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,200,000	12,600,000
Shares redeemed	(2,600,000)	—
Net increase (decrease)	2,600,000	12,600,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $27,970,511 from net investment income. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $9,518,243 as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
60

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,555,868	$ 14,349,782
Net realized gain (loss)	11,877,543	28,726,180
Net change in unrealized appreciation/depreciation	(5,024,110)	3,575,929
Net increase (decrease) in net assets resulting from operations	21,409,301	46,651,891
Net equalization credits and charges	(143,636)	447,960
Distributions to shareholders(a)	(14,440,071)	(13,211,413)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	45,547,969	95,845,524
Cost of shares redeemed	(72,596,389)	(6,518,090)
Net income equalization	143,636	(447,960)
Other capital	66,368	47,441
Net increase (decrease) in net assets from beneficial interest transactions	(26,838,416)	88,926,915
Net increase (decrease) in net assets during the period	(20,012,822)	122,815,353
Net assets at beginning of period	422,857,587	300,042,234
NET ASSETS AT END OF PERIOD(b)	$402,844,765	$422,857,587
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,350,000	3,250,000
Shares redeemed	(2,250,000)	(250,000)
Net increase (decrease)	(900,000)	3,000,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $13,211,413 from net investment income. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $1,028,057 as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
61

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,331,273	$ 9,287,724
Net realized gain (loss)	(9,953,343)	20,776,592
Net change in unrealized appreciation/depreciation	(39,091,152)	37,278,832
Net increase (decrease) in net assets resulting from operations	(36,713,222)	67,343,148
Distributions to shareholders(a)	(14,850,712)	(8,720,849)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	58,400,001	133,120,554
Cost of shares redeemed	(14,895,095)	(33,210,110)
Other capital	69,568	249,509
Net increase (decrease) in net assets from beneficial interest transactions	43,574,474	100,159,953
Net increase (decrease) in net assets during the period	(7,989,460)	158,782,252
Net assets at beginning of period	479,338,381	320,556,129
NET ASSETS AT END OF PERIOD(b)	$471,348,921	$479,338,381
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,100,000	3,000,000
Shares redeemed	(300,000)	(800,000)
Net increase (decrease)	800,000	2,200,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $8,720,849 from net investment income. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $7,196,499 as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
62

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Dividend ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 43,134,692	$ 44,330,093
Net realized gain (loss)	6,283,987	77,464,040
Net change in unrealized appreciation/depreciation	(61,612,998)	45,336,374
Net increase (decrease) in net assets resulting from operations	(12,194,319)	167,130,507
Net equalization credits and charges	(3,381,984)	(211,475)
Distributions to shareholders(a)	(44,083,053)	(58,780,820)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	36,351,454	226,668,368
Cost of shares redeemed	(370,125,230)	(93,577,293)
Net income equalization	3,381,984	211,475
Other capital	(801)	12,771
Net increase (decrease) in net assets from beneficial interest transactions	(330,392,593)	133,315,321
Net increase (decrease) in net assets during the period	(390,051,949)	241,453,533
Net assets at beginning of period	1,251,961,562	1,010,508,029
NET ASSETS AT END OF PERIOD(b)	$ 861,909,613	$1,251,961,562
SHARES OF BENEFICIAL INTEREST:
Shares sold	900,000	5,950,000
Shares redeemed	(9,350,000)	(2,450,000)
Net increase (decrease)	(8,450,000)	3,500,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $58,780,820 from net investment income. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $5,335,031 as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
63

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR STOXX Europe 50 ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,269,688	$ 6,456,978
Net realized gain (loss)	9,072,554	(5,560,708)
Net change in unrealized appreciation/depreciation	(21,040,583)	39,673,053
Net increase (decrease) in net assets resulting from operations	(3,698,341)	40,569,323
Net equalization credits and charges	(420,736)	837,646
Distributions to shareholders(a)	(7,892,615)	(7,278,371)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	115,916,959
Cost of shares redeemed	(117,342,970)	(17,804,866)
Net income equalization	420,736	(837,646)
Other capital	—	41,867
Net increase (decrease) in net assets from beneficial interest transactions	(116,922,234)	97,316,314
Net increase (decrease) in net assets during the period	(128,933,926)	131,444,912
Net assets at beginning of period	317,664,597	186,219,685
NET ASSETS AT END OF PERIOD(b)	$ 188,730,671	$317,664,597
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	3,400,000
Shares redeemed	(3,350,000)	(600,000)
Net increase (decrease)	(3,350,000)	2,800,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $7,278,371 from net investment income. See Note 11 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $0 as of September 30, 2017. See Note 11 on the notes to financial statements.
See accompanying notes to financial statements.
64

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 41.30	$ 32.76	$ 33.77	$ 39.88	$ 38.33
Income (loss) from investment operations:
Net investment income (loss) (a)	1.17	1.04	1.05	1.20	1.32
Net realized and unrealized gain (loss) (b)	(2.89)	8.34	(0.83)	(6.11)	1.46
Total from investment operations	(1.72)	9.38	0.22	(4.91)	2.78
Net equalization credits and charges (a)	(0.08)	0.13	(0.06)	(0.01)	0.06
Distributions to shareholders from:
Net investment income	(1.15)	(0.97)	(1.17)	(1.19)	(1.29)
Net asset value, end of period	$ 38.35	$ 41.30	$ 32.76	$ 33.77	$ 39.88
Total return (c)	(4.40)%	29.30%	0.62%	(12.60)%	7.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,108,379	$4,555,667	$2,538,715	$4,044,421	$4,949,488
Ratios to average net assets:
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	2.89%	2.83%	3.13%	3.16%	3.16%
Portfolio turnover rate (d)	7%	4%	7%	6%	6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
65

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 37.67	$ 32.34	$ 30.31	$ 35.09	$ 34.29
Income (loss) from investment operations:
Net investment income (loss) (a)	1.00	0.90	0.87	0.94	1.17
Net realized and unrealized gain (loss) (b)	(0.31)	5.22	2.00	(4.92)	0.72
Total from investment operations	0.69	6.12	2.87	(3.98)	1.89
Other capital	0.00(c)	(0.00)(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.90)	(0.79)	(0.84)	(0.80)	(1.09)
Net asset value, end of period	$ 37.46	$ 37.67	$ 32.34	$ 30.31	$ 35.09
Total return (d)	1.76%	19.24%	9.66%	(11.58)%	5.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,550,892	$1,461,775	$847,299	$715,311	$575,494
Ratios to average net assets:
Total expenses	0.34%	0.34%	0.34%	0.34%	0.35%
Net expenses	0.30%	0.30%	0.30%	0.32%	0.35%
Net investment income (loss)	2.61%	2.62%	2.80%	2.74%	3.25%
Portfolio turnover rate (e)	3%	3%	7%	8%	3%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
66

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 30.31	$ 27.40	$ 25.06	$ 36.66	$ 40.34
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	1.18	1.28	1.44	1.77
Net realized and unrealized gain (loss) (b)	0.57	2.70	2.29	(11.68)	(3.86)
Total from investment operations	1.62	3.88	3.57	(10.24)	(2.09)
Net equalization credits and charges (a)	(0.01)	0.04	0.04	(0.03)	0.04
Other capital	0.00(c)	0.00(c)	0.02	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.05)	(1.01)	(1.29)	(1.34)	(1.64)
Net asset value, end of period	$ 30.87	$ 30.31	$ 27.40	$ 25.06	$ 36.66
Total return (d)	5.26%	14.47%	14.70%	(28.56)%	(5.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$402,845	$422,858	$300,042	$298,163	$491,217
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.53%	0.59%
Net investment income (loss)	3.21%	4.05%	4.91%	4.32%	4.50%
Portfolio turnover rate (e)	55%	123%	48%	78%	67%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
67

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 49.42	$ 42.74	$ 37.00	$ 48.31	$ 46.15
Income (loss) from investment operations:
Net investment income (loss) (a)	1.19	1.04	0.89	1.01	1.01
Net realized and unrealized gain (loss) (b)	(4.25)	6.61	5.84	(11.19)	2.11
Total from investment operations	(3.06)	7.65	6.73	(10.18)	3.12
Other capital	0.01	0.03	0.04	0.04	0.05
Distributions to shareholders from:
Net investment income	(1.48)	(1.00)	(1.03)	(1.17)	(1.01)
Net asset value, end of period	$ 44.89	$ 49.42	$ 42.74	$ 37.00	$ 48.31
Total return (c)	(6.49)%	18.46%	18.67%	(21.38)%	6.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$471,349	$479,338	$320,556	$373,681	$570,082
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	2.37%	2.30%	2.29%	2.26%	2.10%
Portfolio turnover rate (d)	24%	34%	19%	12%	23%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
68

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 40.25	$ 36.61	$ 33.95	$ 46.33	$ 46.60
Income (loss) from investment operations:
Net investment income (loss) (a)	1.50	1.51	1.68	2.05	2.41
Net realized and unrealized gain (loss) (b)	(1.95)	4.13	2.56	(12.36)	(0.29)
Total from investment operations	(0.45)	5.64	4.24	(10.31)	2.12
Net equalization credits and charges (a)	(0.12)	(0.01)	0.05	(0.01)	0.03
Other capital	(0.00)(c)	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.63)	(1.99)	(1.63)	(2.06)	(2.42)
Net asset value, end of period	$ 38.05	$ 40.25	$ 36.61	$ 33.95	$ 46.33
Total return (d)	(1.49)%	15.84%	12.98%	(22.86)%	4.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$861,910	$1,251,962	$1,010,508	$974,416	$1,450,114
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%	0.46%
Net investment income (loss)	3.74%	3.95%	4.81%	4.84%	4.96%
Portfolio turnover rate (e)	47%	122%	39%	76%	62%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
69

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 35.49	$ 30.28	$ 31.54	$ 36.86	$ 36.47
Income (loss) from investment operations:
Net investment income (loss) (a)	1.14	0.95	1.10	1.23	2.03(b)
Net realized and unrealized gain (loss) (c)	(1.68)	5.14	(1.21)	(5.37)	0.22
Total from investment operations	(0.54)	6.09	(0.11)	(4.14)	2.25
Net equalization credits and charges (a)	(0.06)	0.12	(0.04)	0.04	0.11
Other capital	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(1.19)	(1.01)	(1.11)	(1.22)	(1.97)
Net asset value, end of period	$ 33.70	$ 35.49	$ 30.28	$ 31.54	$ 36.86
Total return (d)	(1.68)%	20.83%	(0.42)%	(11.36)%	6.33%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$188,731	$317,665	$186,220	$247,626	$261,730
Ratios to average net assets:
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	3.25%	2.92%	3.57%	3.50%	5.28%(b)
Portfolio turnover rate (e)	5%	8%	8%	9%	9%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.76 per share and 1.96% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been 4.56%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
70

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2018, the Trust consists of thirty-one (31) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
SPDR STOXX Europe 50 ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
71

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Funds had no transfers between levels for the period ended September 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The following Funds utilized equalization during the period ended September 30, 2018:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P International Dividend ETF
SPDR STOXX Europe 50 ETF
Distributions
The SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P International Dividend ETF, and the SPDR STOXX Europe 50 ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR MSCI ACWI Ex-US ETF and the SPDR S&P Emerging Markets Small Cap ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI ex-US ETF	0.34
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P International Dividend ETF	0.45
SPDR STOXX Europe 50 ETF	0.29
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The Adviser pays all expenses of each Fund other than management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2019.
The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until January 31, 2019, so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF will be limited to 0.30% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of the Fund and, therefore, do not include the Fund’s acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2019, the waiver may be cancelled or modified at any time. The waiver and/or reimbursement may not be terminated prior to January 31, 2019, except with the approval of the Board. For the period ended September 30, 2018, SPDR MSCI ACWI ex-US ETF waived $661,493.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, and short term investments) for the period ended September 30, 2018, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$297,660,171	$299,407,285
SPDR MSCI ACWI ex-US ETF	49,622,545	39,008,266
SPDR S&P Emerging Markets Dividend ETF	244,813,438	253,500,654
SPDR S&P Emerging Markets Small Cap ETF	147,837,881	125,582,138
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

	Purchases	Sales
SPDR S&P International Dividend ETF	$539,658,478	$557,157,201
SPDR STOXX Europe 50 ETF	12,118,966	12,967,485
For the period ended September 30, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$320,239,585	$1,466,131,948	$202,554,896
SPDR MSCI ACWI ex-US ETF	185,542,780	94,088,396	32,860,444
SPDR S&P Emerging Markets Dividend ETF	29,617,492	48,038,266	6,373,343
SPDR S&P Emerging Markets Small Cap ETF	23,637,671	6,068,475	1,257,482
SPDR S&P International Dividend ETF	33,392,784	348,759,094	14,117,839
SPDR STOXX Europe 50 ETF	—	116,227,775	11,591,084
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies and wash sale loss deferals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the period ended September 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$111,215,340	$—	$111,215,340
SPDR MSCI ACWI ex-US ETF	37,197,017	—	37,197,017
SPDR S&P Emerging Markets Dividend ETF	14,440,071	—	14,440,071
SPDR S&P Emerging Markets Small Cap ETF	14,850,712	—	14,850,712
SPDR S&P International Dividend ETF	44,083,053	—	44,083,053
SPDR STOXX Europe 50 ETF	7,892,615	—	7,892,615
79

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The tax character of distributions paid during the period ended September 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$ 96,010,453	$ —	$ 96,010,453
SPDR MSCI ACWI ex-US ETF	27,970,511	—	27,970,511
SPDR S&P Emerging Markets Dividend ETF	13,211,413	—	13,211,413
SPDR S&P Emerging Markets Small Cap ETF	8,720,849	—	8,720,849
SPDR S&P International Dividend ETF	58,780,820	—	58,780,820
SPDR STOXX Europe 50 ETF	7,278,371	—	7,278,371
At September 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR EURO STOXX 50 ETF	$ 6,498,311	$(441,485,118)	$—	$(130,244,097)	$—	$(565,230,904)
SPDR MSCI ACWI ex-US ETF	16,894,117	(70,406,371)	—	57,766,682	—	4,254,428
SPDR S&P Emerging Markets Dividend ETF	796,894	(230,644,642)	—	(1,612,007)	—	(231,459,755)
SPDR S&P Emerging Markets Small Cap ETF	9,801,514	(71,871,758)	—	(95,232,141)	—	(157,302,385)
SPDR S&P International Dividend ETF	7,679,837	(418,363,920)	—	(21,243,245)	—	(431,927,328)
SPDR STOXX Europe 50 ETF	354,815	(38,291,392)	—	(19,164,650)	—	(57,101,227)

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of September 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Expiring 2019	Non-Expiring Short Term**	Non-Expiring Long Term**
SPDR EURO STOXX 50 ETF	$8,709,645	$ 46,689,574	$386,085,899
SPDR MSCI ACWI ex-US ETF	2,453,209	8,149,028	59,804,134
SPDR S&P Emerging Markets Dividend ETF	362,314	90,530,125	139,752,203
SPDR S&P Emerging Markets Small Cap ETF	—	529,107	71,342,651
SPDR S&P International Dividend ETF	—	152,513,900	265,850,020
SPDR STOXX Europe 50 ETF	2,032,222	2,917,298	33,341,872

** Must be utilized prior to losses subject to expiration.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$3,229,777,364	$262,823,014	$393,061,164	$(130,238,150)
SPDR MSCI ACWI ex-US ETF	1,507,301,515	208,765,146	150,838,496	57,926,650
SPDR S&P Emerging Markets Dividend ETF	409,783,223	27,250,834	28,852,420	(1,601,586)
SPDR S&P Emerging Markets Small Cap ETF	577,004,651	35,015,102	130,069,888	(95,054,786)
SPDR S&P International Dividend ETF	900,336,934	29,394,323	50,655,134	(21,260,811)
SPDR STOXX Europe 50 ETF	207,075,623	10,231,122	29,386,469	(19,155,347)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The market value of securities on loan as of September 30, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 2,000,083	$ 2,152,850	$ —	$ 2,152,850
SPDR MSCI ACWI ex-US ETF	48,267,653	24,362,815	26,632,234	50,995,049
SPDR S&P Emerging Markets Dividend ETF	5,982,171	5,021,748	1,384,523	6,406,271
SPDR S&P Emerging Markets Small Cap ETF	25,404,654	12,167,528	16,178,068	28,345,596
SPDR S&P International Dividend ETF	27,199,218	20,719,247	7,803,262	28,522,509
SPDR STOXX Europe 50 ETF	80,439	86,582	—	86,582

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2018:
		Remaining Contractual Maturity of the Agreements As of September 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$ 2,152,850	$—	$—	$—	$ 2,152,850	$ 2,152,850
SPDR MSCI ACWI ex-US ETF	Common Stocks	24,362,815	—	—	—	24,362,815	24,362,815
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	5,021,748	—	—	—	5,021,748	5,021,748
82

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

		Remaining Contractual Maturity of the Agreements As of September 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	$12,167,528	$—	$—	$—	$12,167,528	$12,167,528
SPDR S&P International Dividend ETF	Common Stocks	20,719,247	—	—	—	20,719,247	20,719,247
SPDR STOXX Europe 50 ETF	Common Stocks	86,582	—	—	—	86,582	86,582
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2018:
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Effective October 11, 2018, the Agreement was renewed, and as a result, the Funds and other affiliated Funds continue to participate in a $500 million revolving credit facility. Pursuant to the renewed agreement, the line of credit will terminate on October 10, 2019 or such earlier date on which the commitments shall terminate as provided in the renewed agreement.
The Funds had no outstanding loans as of September 30, 2018.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    New Accounting Pronouncements
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)- Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds. The impact would most likely be limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (The “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the six funds listed below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (six of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the "Funds") as of September 30, 2018, the related statements of operations and of changes in net assets for each of the periods indicated below, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations and the changes in each of their net assets for each of the periods indicated below, and each of the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.
SPDR EURO STOXX 50 ETF (1)
SPDR MSCI ACWI ex-US ETF (1)*
SPDR S&P Emerging Markets Dividend ETF (1)
SPDR S&P Emerging Markets Small Cap ETF (1)*
SPDR S&P International Dividend ETF (1)
SPDR STOXX Europe 50 ETF (1)
(1) Statement of operations for the year ended September 30, 2018 and statements of changes in net assets for the years ended September 30, 2018 and 2017
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
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SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopersLLP
Boston, Massachusetts
November 26, 2018
We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.
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OTHER INFORMATION
September 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2018 to September 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
Annualized Expense Ratio	0.29%	0.30%	0.49%
Actual:
Ending Account Value	$ 978.00	$ 984.80	$ 903.50
Expenses Paid During Period(a)	1.44	1.49	2.34
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.60	1,023.60	1,022.60
Expenses Paid During Period(a)	1.47	1.52	2.48

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF	SPDR STOXX Europe 50 ETF
Annualized Expense Ratio	0.65%	0.46%	0.29%
Actual:
Ending Account Value	$ 874.10	$ 978.20	$ 999.20
Expenses Paid During Period(a)	3.05	2.28	1.45
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.80	1,022.80	1,023.60
Expenses Paid During Period(a)	3.29	2.33	1.47

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2018, the total amount of foreign taxes that will be passed through are:
Amount
SPDR EURO STOXX 50 ETF	$10,314,359
SPDR MSCI ACWI ex-US ETF	3,072,661
SPDR S&P Emerging Markets Dividend ETF	1,768,813
SPDR S&P Emerging Markets Small Cap ETF	2,038,125
SPDR S&P International Dividend ETF	2,532,017
SPDR STOXX Europe 50 ETF	384,425
The amount of foreign source income earned on the following Funds during the year ended September 30, 2018 were as follows:
Amount
SPDR EURO STOXX 50 ETF	$147,524,575
SPDR MSCI ACWI ex-US ETF	49,600,545
SPDR S&P Emerging Markets Dividend ETF	18,762,154
SPDR S&P Emerging Markets Small Cap ETF	16,353,990
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Amount
SPDR S&P International Dividend ETF	$ 52,213,929
SPDR STOXX Europe 50 ETF	9,609,850
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC website, at www.sec.gov.
Information regarding how the investment adviser voted for the most recent period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Small Cap ETF
91

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Approval of Advisory Agreement
At an in-person meeting held prior to September 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives and in overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ Index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
93

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
Approval of State Street Global Advisors Asia Limited Sub-Advisory Agreement
At an in-person meeting held prior to September 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Asia Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Asia Limited (“SSGA Asia Limited”), an affiliate of the Adviser, with respect to the SPDR MSCI China A Shares IMI ETF (the “Fund”), which is sub-advised by SSGA Asia Limited. The Independent Trustees also met separately to consider the SSGA Asia Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
94

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

To evaluate the SSGA Asia Limited Sub-Advisory Agreement, the Board requested, and SSGA Asia Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Asia Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Asia Limited with respect to the Fund under the SSGA Asia Limited Sub-Advisory Agreement and (ii) investment performance of the Fund. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Asia Limited under the SSGA Asia Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Fund.
The Board considered the background and experience of SSGA Asia Limited’s senior management and, in particular, SSGA Asia Limited’s experience in investing in Asian equity securities. The Board reviewed the Fund’s performance and the extent to which the Fund tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by the Fund and SSGA Asia Limited’s fees paid by the Adviser. The Board also considered whether SSGA Asia Limited benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Asia Limited Sub-Advisory Agreement for the Fund. The Board’s conclusions with respect to the SSGA Asia Limited Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by SSGA Asia Limited with respect to the Fund were appropriate; (b) the performance and, more importantly, the index tracking, of the Fund had been satisfactory; (c) SSGA Asia Limited’s fees, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Asia Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to SSGA Asia Limited adequately shared the economies of scale with the Fund by way of the relatively low fee structure of the Trust.
95

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Putnam Acquisition
Financing Inc.
(Director); Putnam
Acquisition
Financing LLC
(Director); Putnam
GP Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director);
University of Notre
					Dame (Trustee).
96

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Guggenheim / Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	195	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

97

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02210 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
98

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016);
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
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The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment adviser, administrator and securities lending agent.
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Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
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Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2018 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2019 SPDRISIAR

Annual Report
September 30, 2018
SPDR® Index Shares Funds
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF (formerly, SPDR Portfolio World ex-US ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P Emerging BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging markets. The S&P Emerging BMI Index is “float-adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P Developed Ex-U.S. BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in developed countries outside the United States. The S&P Developed Ex-U.S. BMI Index is “float-adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.
See accompanying notes to financial statements.
1

SPDR PORTFOLIO EMERGING MARKETS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Emerging Markets ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S&P Emerging BMI Index. The Fund’s benchmark is the S&P Emerging BMI Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –1.88%, and the Index was –2.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security misweights and tax withholdings differences contributed to the difference between the Fund’s performance and that of the Index.
During the Reporting Period, there has been a general increase in geopolitical tensions which have had a negative impact on this Fund’s return. Increasing US sanctions on Russia and a burgeoning trade war between the US and China were two of the more significant geopolitical events to impact the constituents of this Fund. Additionally, volatility increased and returns were negatively impacted for a number of emerging market countries that were in the midst of significant elections that had far reaching potential economic impact in their markets. Conversely, there was some good geopolitical news such as a notable de-escalation in regard to North Korea’s nuclear weapons program. For non-geopolitical issues, slowing growth in China has negatively impacted the returns during this Reporting Period though the Chinese authorities have been actively introducing measures to help mitigate the slow down. Additionally, emerging markets have been broadly hurt by both the four increases in the Fed Funds Rate during the Reporting Period and the anticipation of future rate increases by the Federal Reserve. These have contributed to a strengthening US dollar. This is particularly impactful for many of the Emerging Market countries due to the propensity to have borrowed in US Dollars which has led to increases in both debt servicing concerns and capital outflows. Conversely, some of the emerging market countries have been positively impacted by rising commodity prices.
The Fund invested in futures to achieve the desired exposure during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance were Taiwan Semiconductor Manufacturing Co., Ltd., Infosys Limited, and Reliance Industries Limited. The top negative contributors to the Fund’s performance were Hon Hai Precision Industry Co., Ltd., Steinhoff International Holdings NV, and Banco Bradesco SA Pfd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Portfolio Emerging Markets ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging BMI Index	Net Value Asset	Market Value	S&P Emerging BMI Index
ONE YEAR	– 1.88%	– 2.47%	– 2.11%	– 1.88%	– 2.47%	– 2.11%
FIVE YEARS	20.34%	20.48%	21.37%	3.77%	3.80%	3.95%
TEN YEARS	67.92%	66.55%	74.45%	5.32%	5.23%	5.72%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Emerging Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.11%. (Prior to October 16, 2017 the total expense ratio was 0.59%).
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Tencent Holdings, Ltd.	4.5%
Alibaba Group Holding, Ltd. ADR	3.9
Taiwan Semiconductor Manufacturing Co., Ltd.	2.7
Naspers, Ltd. Class N	1.9
China Construction Bank Corp. Class H	1.7
Baidu, Inc. ADR	1.3
Industrial & Commercial Bank of China, Ltd. Class H	1.2
China Mobile, Ltd.	1.1
Ping An Insurance Group Co. of China, Ltd. Class H	1.0
Housing Development Finance Corp., Ltd.	1.0
TOTAL	20.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	24.6%
Communication Services	13.6
Information Technology	11.7
Consumer Discretionary	10.9
Energy	8.9
Materials	7.8
Consumer Staples	6.6
Industrials	6.1
Real Estate	3.5
Health Care	2.8
Utilities	2.5
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Developed World ex-US ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S& P Developed Ex-U.S. BMI Index. The Fund’s benchmark is the S&P Developed Ex-U.S. BMI Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 3.28%, and the Index was 3.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.
Global equity markets had positive gains during the Reporting Period as the Index gained just over 3.0%. Most of that gain came in the first fiscal quarter on the back of strong economic performance in the United States and, specifically, the impact from the Tax Cuts and Jobs Act. The US tax legislation provided a boost to US as well as international markets in December of 2017. Facing the continued prospects of rising prices and inflationary pressures on wages, the Federal Reserve Bank raised interest rates in each of the four fiscal quarters. As a result, the U.S. dollar strengthened, negatively impacting global markets later in the period. In addition, the continued threats of aggressive tariffs against Russia and China sparked additional fears across the globe and significantly contributed to the lag in performance toward the end of the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Sika AG, Total SA, and BP Plc. The top negative contributors to the Fund’s performance during the Reporting Period were British American Tobacco p.l.c., Landing International Development Limited, and Bayer AG.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Portfolio Developed World ex-US ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Developed Ex-US BMI Index	Net Value Asset	Market Value	S&P Developed Ex-US BMI Index
ONE YEAR	3.28%	2.91%	3.03%	3.28%	2.91%	3.03%
FIVE YEARS	25.92%	25.82%	26.50%	4.72%	4.70%	4.81%
TEN YEARS	73.57%	69.41%	76.79%	5.67%	5.41%	5.86%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Developed World Ex-US ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. (Prior to October 16, 2017 the total expense ratio was 0.34%).
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Nestle SA	1.3%
Novartis AG	1.1
Samsung Electronics Co., Ltd. GDR	1.0
Roche Holding AG	0.9
HSBC Holdings PLC	0.9
TOTAL SA	0.8
Toyota Motor Corp.	0.8
Royal Dutch Shell PLC Class A	0.8
BP PLC	0.8
Royal Dutch Shell PLC Class B	0.6
TOTAL	9.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	19.6%
Industrials	14.9
Consumer Discretionary	10.4
Consumer Staples	10.1
Health Care	10.0
Materials	8.2
Information Technology	7.7
Energy	6.5
Communication Services	5.4
Real Estate	3.6
Utilities	3.0
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS - 99.0%
BRAZIL – 7.0%
Ambev SA ADR	1,550,841	$ 7,087,343
Banco Bradesco SA Preference Shares ADR	1,486,010	10,520,951
Itau Unibanco Holding SA Preference Shares ADR	1,219,741	13,392,756
Petroleo Brasileiro SA Preference Shares ADR	767,753	8,030,696
Vale SA ADR	716,915	10,639,019
Other Securities	11,467,197	54,927,951
		104,598,716
CHILE – 1.4%
Other Securities	7,101,336	20,368,277
CHINA – 31.7%
Alibaba Group Holding, Ltd. ADR (a)	348,954	57,493,661
Baidu, Inc. ADR (a)	82,104	18,775,543
Bank of China, Ltd. Class H	22,114,900	9,835,251
China Construction Bank Corp. Class H	29,580,280	25,857,086
China Huishan Dairy Holdings Co., Ltd. (a)(b)(c)	310,600	—
China Life Insurance Co., Ltd. Class H	2,278,260	5,176,739
China Merchants Bank Co., Ltd. Class H	1,500,423	6,097,644
China Mobile, Ltd.	1,658,102	16,348,141
China Overseas Land & Investment, Ltd.	1,711,200	5,357,819
China Petroleum & Chemical Corp. Class H	8,199,643	8,215,466
CNOOC, Ltd.	4,989,355	9,883,194
Coolpad Group, Ltd. (a)(c)	253,600	—
Industrial & Commercial Bank of China, Ltd. Class H	23,844,590	17,430,390
JD.com, Inc. ADR (a)	261,422	6,820,500
National Agricultural Holdings, Ltd. (a)(b)(c)	72,000	5,475
NetEase, Inc. ADR	25,843	5,898,665
PetroChina Co., Ltd. Class H	6,756,970	5,474,727
Ping An Insurance Group Co. of China, Ltd. Class H (b)	1,491,500	15,153,452
Tencent Holdings, Ltd.	1,600,124	66,091,589
Other Securities	203,656,494	190,478,025
		470,393,367
COLOMBIA – 0.5%
Other Securities	4,726,272	7,939,244
CZECH REPUBLIC – 0.3%
Other Securities	140,524	4,344,877
EGYPT – 0.4%
Other Securities	2,391,288	5,291,277
GREECE – 0.3%
Other Securities	2,351,185	3,780,718
See accompanying notes to financial statements.
8

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
HONG KONG – 1.2%
Asian Citrus Holdings, Ltd. (a)(c)	51,000	$ —
China Fiber Optic Network System Group, Ltd. (a)(c)	88,800	—
Hanergy Thin Film Power Group, Ltd. (a)(c)	856,000	—
Hua Han Health Industry Holdings, Ltd. (a)(b)(c)	283,600	—
Other Securities	65,872,553	18,103,385
		18,103,385
HUNGARY – 0.6%
Other Securities	456,967	9,033,321
INDIA – 12.7%
CORE Education & Technologies, Ltd. (a)(c)	9,253	—
Era Infra Engineering, Ltd. (a)(c)	2,941	—
HDFC Bank, Ltd.	494,261	13,677,918
Hindustan Unilever, Ltd.	352,574	7,822,872
Housing Development Finance Corp., Ltd.	589,919	14,278,009
ICICI Bank, Ltd. ADR	744,874	6,323,980
Infosys, Ltd. ADR	1,356,711	13,797,751
Maruti Suzuki India, Ltd.	64,129	6,500,437
REI Agro, Ltd. (a)(c)	1,873,023	—
Reliance Industries, Ltd. GDR (d)	388,721	13,352,566
Tata Consultancy Services, Ltd.	345,063	10,394,731
Other Securities	55,545,108	102,695,672
		188,843,936
INDONESIA – 2.5%
Bank Central Asia Tbk PT	4,733,748	7,671,712
Sigmagold Inti Perkasa Tbk PT (a)(c)	1,312,600	—
Other Securities	144,146,795	29,546,953
		37,218,665
MACAU – 0.0% (e)
Other Security	35,000	2,460
MALAYSIA – 2.5%
Other Securities	49,637,686	37,220,189
MEXICO – 3.5%
America Movil SAB de CV Series L	8,188,410	6,586,023
Fomento Economico Mexicano SAB de CV	668,696	6,622,144
Grupo Financiero Banorte SAB de CV Series O	686,883	4,970,000
Wal-Mart de Mexico SAB de CV	1,800,284	5,490,605
Other Securities	18,364,664	28,694,839
		52,363,611
See accompanying notes to financial statements.
9

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
MONACO – 0.0% (e)
Other Security	7,241	$ 143,010
NETHERLANDS – 0.0% (e)
Other Security	163,771	474,936
PERU – 0.8%
Credicorp, Ltd.	29,460	6,571,937
Other Securities	2,227,126	5,698,107
		12,270,044
PHILIPPINES – 1.2%
Other Securities	52,292,245	18,395,254
POLAND – 1.2%
Other Securities	1,807,966	17,561,578
QATAR – 0.7%
Other Securities	747,885	10,230,330
RUSSIA – 4.3%
Gazprom PJSC ADR	1,892,123	9,460,615
LUKOIL PJSC ADR	137,559	10,550,775
Novatek PJSC GDR	27,590	5,076,560
Tatneft PJSC ADR (b)	86,178	6,592,617
Other Securities	3,992,755	32,529,792
		64,210,359
SINGAPORE – 0.0% (e)
Other Security	11,371	80,273
SOUTH AFRICA – 6.6%
FirstRand, Ltd.	1,178,827	5,653,705
Naspers, Ltd. Class N	126,817	27,347,395
Sasol, Ltd.	148,642	5,751,149
Standard Bank Group, Ltd.	407,450	5,038,689
Other Securities	14,833,217	54,264,677
		98,055,615
TAIWAN – 14.8%
Formosa Chemicals & Fibre Corp.	1,211,243	5,077,755
Formosa Plastics Corp.	1,717,714	6,582,142
Fubon Financial Holding Co., Ltd.	2,900,903	4,921,455
Hon Hai Precision Industry Co., Ltd.	4,594,495	11,917,728
Pihsiang Machinery Manufacturing Co., Ltd. (c)	51,000	—
ProMOS Technologies, Inc. (a)(c)	257	—
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	151,421	6,686,751
Taiwan Semiconductor Manufacturing Co., Ltd.	4,635,500	39,852,578
Transasia Airways Corp. (c)	361,784	—
See accompanying notes to financial statements.
10

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Wei Mon Industry Co., Ltd. (a)(c)	240,450	$ —
Other Securities	127,247,737	144,862,229
		219,900,638
THAILAND – 3.3%
PTT PCL (f)	3,226,726	5,412,798
Other Securities	129,415,240	43,807,735
		49,220,533
TURKEY – 0.8%
Other Securities	7,843,480	11,496,870
UNITED ARAB EMIRATES – 0.7%
Other Securities	14,515,834	9,692,145
UNITED KINGDOM – 0.0% (e)
Other Security	837	171
TOTAL COMMON STOCKS (Cost $1,600,063,927)		1,471,233,799
PREFERRED STOCKS - 0.0% (e)
SOUTH AFRICA – 0.0% (e)
Other Security (cost: $147,392)	32,130	139,634
WARRANTS - 0.0% (e)
INDONESIA – 0.0% (e)
Other Security	1,696,566	40,076
MALAYSIA – 0.0% (e)
Other Security	179,301	11,698
SOUTH AFRICA – 0.0% (e)
Other Security	335	85
THAILAND – 0.0% (e)
Other Securities	32,616	470
TOTAL WARRANTS (Cost $0)		52,329
RIGHTS - 0.0% (e)
HONG KONG – 0.0% (e)
Other Security (cost $6,704)	286,666	1,099
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (g)(h)	6,996,511	6,996,511
See accompanying notes to financial statements.
11

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (g)(i)	23,721,708	$ 23,721,708
TOTAL SHORT-TERM INVESTMENTS (Cost $30,718,219)		30,718,219
TOTAL INVESTMENTS - 101.1% (Cost $1,630,936,242)		1,502,145,080
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%		(15,896,847)
NET ASSETS - 100.0%		$ 1,486,248,233

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of these securities is $5,475, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $41,995,924 representing 2.8% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2018.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See accompanying notes to financial statements.
12

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Index Futures	13	10/30/2018	$528,824	$533,843	$5,019
During the period ended September 30, 2018, average notional value related to futures contracts was $520,350 or less than 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018 and reflects the complete schedule of portfolio holdings.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 104,598,716	$ —	$ —	$ 104,598,716
Chile	20,368,277	—	—	20,368,277
China	470,231,869	156,023	5,475	470,393,367
Colombia	7,939,244	—	—	7,939,244
Czech Republic	4,344,877	—	—	4,344,877
Egypt	5,291,277	—	—	5,291,277
Greece	3,765,032	15,686	—	3,780,718
Hong Kong	18,094,093	9,292	0(a)	18,103,385
Hungary	9,033,321	—	—	9,033,321
India	188,770,949	72,987	0(a)	188,843,936
Indonesia	37,191,797	26,868	0(a)	37,218,665
Macau	2,460	—	—	2,460
Malaysia	37,220,070	119	—	37,220,189
Mexico	51,499,469	864,142	—	52,363,611
Monaco	143,010	—	—	143,010
Netherlands	474,936	—	—	474,936
Peru	12,270,044	—	—	12,270,044
Philippines	18,395,254	—	—	18,395,254
Poland	17,561,578	—	—	17,561,578
Qatar	10,230,330	—	—	10,230,330
Russia	64,210,359	—	—	64,210,359
Singapore	80,273	—	—	80,273
South Africa	98,055,615	—	—	98,055,615
See accompanying notes to financial statements.
13

SPDR PORTFOLIO EMERGING MARKETS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Taiwan	$ 219,896,598	$ 4,040	$ 0(a)	$ 219,900,638
Thailand	8,413,123	40,807,410	—	49,220,533
Turkey	11,496,870	—	—	11,496,870
United Arab Emirates	9,653,887	38,258	—	9,692,145
United Kingdom	171	—	—	171
Preferred Stocks
South Africa	139,634	—	—	139,634
Warrants
Indonesia	40,076	—	—	40,076
Malaysia	11,698	—	—	11,698
South Africa	85	—	—	85
Thailand	470	—	—	470
Rights
Hong Kong	—	1,099	—	1,099
Short-Term Investments	30,718,219	—	—	30,718,219
TOTAL INVESTMENTS	$1,460,143,681	$41,995,924	$5,475	$1,502,145,080
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	5,019	—	—	5,019
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,460,148,700	$41,995,924	$5,475	$1,502,150,099

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$163,658,325	$156,661,814	$—	$—	6,996,511	$ 6,996,511	$ 64,763
State Street Navigator Securities Lending Government Money Market Portfolio	8,647,800	8,647,800	211,830,114	196,756,206	—	—	23,721,708	23,721,708	379,768
Total		$8,647,800	$375,488,439	$353,418,020	$—	$—		$30,718,219	$444,531
See accompanying notes to financial statements.
14

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS - 99.4%
AUSTRALIA – 5.8%
Australia & New Zealand Banking Group, Ltd.	466,278	$ 9,507,244
BHP Billiton, Ltd.	532,429	13,340,831
Commonwealth Bank of Australia	285,335	14,742,895
CSL, Ltd.	86,164	12,537,999
Westpac Banking Corp.	539,940	10,911,517
Other Securities	24,447,914	134,403,873
		195,444,359
AUSTRIA – 0.3%
Other Securities	210,273	9,794,003
BELGIUM – 1.1%
Anheuser-Busch InBev SA	163,975	14,326,167
Other Securities	315,455	21,394,636
		35,720,803
BERMUDA – 0.0% (a)
Other Security	7,760,000	58,511
CANADA – 8.2%
Bank of Nova Scotia	201,470	11,999,981
Canadian National Railway Co.	131,795	11,817,299
Royal Bank of Canada	238,254	19,084,650
Suncor Energy, Inc.	323,772	12,519,050
Toronto-Dominion Bank	331,010	20,099,779
Other Securities	9,047,567	200,215,772
		275,736,531
CAYMAN ISLANDS – 0.0% (a)
Other Security	1,130,000	12,708
CHILE – 0.0% (a)
Other Security	57,804	644,493
CHINA – 0.1%
Other Securities	2,541,900	4,098,097
DENMARK – 1.4%
Novo Nordisk A/S Class B	329,783	15,532,857
Other Securities	540,504	30,796,514
		46,329,371
FINLAND – 0.9%
Other Securities	1,822,350	31,192,016
FRANCE – 8.2%
Airbus SE	105,203	13,218,864
See accompanying notes to financial statements.
15

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
BNP Paribas SA	184,180	$ 11,275,986
L'Oreal SA	40,102	9,674,345
LVMH Moet Hennessy Louis Vuitton SE	42,348	14,982,416
Sanofi	201,471	17,915,689
TOTAL SA	430,363	27,912,541
Other Securities	4,321,741	182,415,429
		277,395,270
GERMANY – 7.4%
Allianz SE	71,864	16,026,241
BASF SE	151,212	13,444,681
Bayer AG	151,616	13,473,557
Daimler AG	156,759	9,895,804
SAP SE	175,198	21,570,194
Siemens AG	137,103	17,571,101
Other Securities	3,756,668	159,030,952
		251,012,530
HONG KONG – 2.8%
AIA Group, Ltd.	2,074,400	18,530,660
Other Securities	39,105,730	74,185,933
		92,716,593
IRELAND – 0.5%
Irish Bank Resolution Corp., Ltd. (b)(c)	5,635	—
Other Securities	865,989	17,446,752
		17,446,752
ISRAEL – 0.6%
Other Securities	1,864,754	19,625,724
ITALY – 1.8%
Other Securities	13,373,446	61,993,610
JAPAN – 23.7%
Mitsubishi Corp.	326,738	10,070,958
Mitsubishi UFJ Financial Group, Inc.	2,252,224	14,060,413
SoftBank Group Corp.	154,436	15,595,201
Sony Corp.	217,020	13,309,516
Toyota Motor Corp.	445,988	27,858,299
Other Securities	35,073,701	718,048,382
		798,942,769
JORDAN – 0.0% (a)
Other Security	23,470	566,212
LUXEMBOURG – 0.2%
Other Securities	226,466	6,871,187
See accompanying notes to financial statements.
16

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
MACAU – 0.0% (a)
Other Securities	230,000	$ 513,622
MALTA – 0.0% (a)
Other Securities	72,814	754,868
MEXICO – 0.0% (a)
Other Security	33,382	357,570
NETHERLANDS – 3.7%
ASML Holding NV	72,212	13,495,360
Royal Dutch Shell PLC Class A	751,391	25,833,775
Royal Dutch Shell PLC Class B	616,046	21,602,203
Other Securities	3,187,204	62,518,862
		123,450,200
NEW ZEALAND – 0.2%
Other Securities	2,678,304	7,229,869
NORWAY – 0.8%
Other Securities	1,788,057	26,010,814
PORTUGAL – 0.2%
Other Securities	2,651,524	6,106,776
SINGAPORE – 1.1%
Other Securities	18,321,370	36,540,389
SOUTH AFRICA – 0.0% (a)
Other Security	95,100	669,185
SOUTH KOREA – 4.9%
Digitech Systems Co., Ltd. (b)(c)	19,094	—
Samsung Electronics Co., Ltd. GDR	32,055	33,561,585
Samsung Electronics Co., Ltd. Preference Shares	121,483	4,145,262
Other Securities	3,868,278	128,219,587
		165,926,434
SPAIN – 2.4%
Banco Santander SA	2,667,539	13,432,876
Let's GOWEX SA (b)(c)(d)	4,019	—
Other Securities	6,755,996	66,583,087
		80,015,963
SWEDEN – 2.7%
Other Securities	6,344,728	90,204,448
SWITZERLAND – 7.1%
Nestle SA	512,116	42,896,531
Novartis AG	434,482	37,541,237
Roche Holding AG	123,410	30,037,600
See accompanying notes to financial statements.
17

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Other Securities	4,209,358	$ 127,321,913
		237,797,281
UNITED KINGDOM – 13.1%
Afren PLC (b)(c)(d)	55,933	—
AstraZeneca PLC	228,785	17,790,431
BP PLC	3,252,994	24,998,492
British American Tobacco PLC	375,492	17,551,870
Diageo PLC	457,802	16,232,335
GlaxoSmithKline PLC	877,029	17,576,217
HSBC Holdings PLC	3,344,059	29,208,764
Prudential PLC	426,489	9,785,685
Reckitt Benckiser Group PLC	110,772	10,134,765
Rio Tinto PLC	197,492	9,992,527
Unilever NV	276,943	15,428,862
Unilever PLC	240,234	13,207,760
Vodafone Group PLC	4,807,003	10,311,798
Other Securities	43,529,386	250,739,312
		442,958,818
UNITED STATES – 0.2%
Other Securities	912,932	6,756,758
TOTAL COMMON STOCKS (Cost $3,322,876,015)		3,350,894,534
WARRANTS - 0.0% (a)
CANADA – 0.0% (a)
Other Security	1,711	3,111
FRANCE – 0.0% (a)
Other Security	13	2
TOTAL WARRANTS (Cost $9,154)		3,113
RIGHTS - 0.0% (a)
AUSTRALIA – 0.0% (a)
Other Security	5,530	3,201
HONG KONG – 0.0% (a)
China Smartpay Group (expiring 10/02/18) (b)(c)	4,268	—
TOTAL RIGHTS (Cost $0)		3,201
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e)(f)	6,540,078	6,540,078
See accompanying notes to financial statements.
18

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	63,672,719	$ 63,672,719
TOTAL SHORT-TERM INVESTMENTS (Cost $70,212,797)		70,212,797
TOTAL INVESTMENTS - 101.5% (Cost $3,393,097,966)		3,421,113,645
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%		(49,370,576)
NET ASSETS - 100.0%		$ 3,371,743,069

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2018.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.
GDR	Global Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018 and reflects the complete schedule of portfolio holdings.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 195,444,359	$ —	$—	$ 195,444,359
Austria	9,794,003	—	—	9,794,003
Belgium	35,720,803	—	—	35,720,803
See accompanying notes to financial statements.
19

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Bermuda	$ 58,511	$ —	$—	$ 58,511
Canada	275,736,531	—	—	275,736,531
Cayman Islands	12,708	—	—	12,708
Chile	644,493	—	—	644,493
China	4,098,097	—	—	4,098,097
Denmark	46,329,371	—	—	46,329,371
Finland	31,192,016	—	—	31,192,016
France	277,395,270	—	—	277,395,270
Germany	251,012,530	—	—	251,012,530
Hong Kong	92,664,959	51,634	—	92,716,593
Ireland	17,446,752	—	0(a)	17,446,752
Israel	19,625,724	—	—	19,625,724
Italy	61,993,610	—	—	61,993,610
Japan	798,942,769	—	—	798,942,769
Jordan	566,212	—	—	566,212
Luxembourg	6,871,187	—	—	6,871,187
Macau	513,622	—	—	513,622
Malta	754,868	—	—	754,868
Mexico	357,570	—	—	357,570
Netherlands	123,450,200	—	—	123,450,200
New Zealand	7,229,869	—	—	7,229,869
Norway	26,010,814	—	—	26,010,814
Portugal	6,106,776	—	—	6,106,776
Singapore	36,499,797	40,592	—	36,540,389
South Africa	669,185	—	—	669,185
South Korea	165,860,095	66,339	0(a)	165,926,434
Spain	79,980,243	35,720	0(a)	80,015,963
Sweden	90,204,448	—	—	90,204,448
Switzerland	237,797,281	—	—	237,797,281
United Kingdom	442,958,818	—	0(a)	442,958,818
United States	6,756,758	—	—	6,756,758
Warrants
Canada	3,111	—	—	3,111
France	2	—	—	2
Rights
Australia	3,201	—	—	3,201
Hong Kong	—	—	0(a)	0
Short-Term Investments	70,212,797	—	—	70,212,797
TOTAL INVESTMENTS	$3,420,919,360	$194,285	$ 0	$3,421,113,645

See accompanying notes to financial statements.
20

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,169,081	$ 1,169,081	$173,379,565	$168,008,568	$—	$—	6,540,078	$ 6,540,078	$ 72,423
State Street Navigator Securities Lending Government Money Market Portfolio	22,963,226	22,963,226	576,250,507	535,541,014	—	—	63,672,719	63,672,719	990,625
Total		$24,132,307	$749,630,072	$703,549,582	$—	$—		$70,212,797	$1,063,048
See accompanying notes to financial statements.
21

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2018

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,471,426,861	$3,350,900,848
Investments in affiliated issuers, at value	30,718,219	70,212,797
Total Investments	1,502,145,080	3,421,113,645
Foreign currency, at value	5,287,078	6,143,191
Cash at broker	16,454	—
Cash	—	24
Receivable from broker — variation margin on open futures contracts	4,995	—
Receivable for investments sold	896,215	517,388
Foreign currency contracts sold	—	1
Dividends receivable — unaffiliated issuers	2,534,696	8,653,098
Dividends receivable — affiliated issuers	13,505	11,690
Securities lending income receivable — unaffiliated issuers	32,701	46,697
Securities lending income receivable — affiliated issuers	32,830	84,106
Receivable for foreign taxes recoverable	420	1,867,556
Other Receivable	—	24,345
TOTAL ASSETS	1,510,963,974	3,438,461,741
LIABILITIES
Due to Broker	814,070	—
Payable upon return of securities loaned	23,721,708	63,672,719
Payable for investments purchased	47,170	2,915,794
Deferred foreign taxes payable	—	24,085
Advisory fee payable	132,793	106,074
TOTAL LIABILITIES	24,715,741	66,718,672
NET ASSETS	$1,486,248,233	$3,371,743,069
NET ASSETS CONSIST OF:
Paid-in Capital	$1,643,288,701	$3,332,937,919
Total distributable earnings (loss)	(157,040,468)	38,805,150
NET ASSETS	$1,486,248,233	$3,371,743,069
NET ASSET VALUE PER SHARE
Net asset value per share	$ 34.81	$ 30.76
Shares outstanding (unlimited amount authorized, $0.01 par value)	42,700,000	109,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,600,218,023	$3,322,885,169
Investments in affiliated issuers	30,718,219	70,212,797
Total cost of investments	$1,630,936,242	$3,393,097,966
Foreign currency, at cost	$ 5,287,848	$ 6,162,491
* Includes investments in securities on loan, at value	$ 53,383,527	$ 108,700,407
**Includes deferred foreign taxes	$ —	$ 24,085
See accompanying notes to financial statements.
22

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2018

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 43,914,005	$ 79,314,346
Dividend income — affiliated issuers	64,763	72,423
Unaffiliated securities lending income	303,365	336,406
Affiliated securities lending income	379,768	990,625
Foreign taxes withheld	(4,742,626)	(7,035,819)
TOTAL INVESTMENT INCOME (LOSS)	39,919,275	73,677,981
EXPENSES
Advisory fee	1,626,918	1,064,211
Trustees’ fees and expenses	22,519	36,089
Miscellaneous expenses	3,029	10,264
TOTAL EXPENSES	1,652,466	1,110,564
NET INVESTMENT INCOME (LOSS)	38,266,809	72,567,417
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(21,820,973)	(519,323)
In-kind redemptions — unaffiliated issuers	36,571,025	(441)
Foreign currency transactions	(1,062,911)	(895,895)
Futures contracts	48,834	—
Net realized gain (loss)	13,735,975	(1,415,659)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(173,610,818)	(48,047,820)
Foreign currency translations	20,514	(87,184)
Futures contracts	6,109	—
Net change in unrealized appreciation/depreciation	(173,584,195)	(48,135,004)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(159,848,220)	(49,550,663)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(121,581,411)	$ 23,016,754
* Includes foreign deferred taxes	$ 287,885	$ (24,085)
See accompanying notes to financial statements.
23

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 38,266,809	$ 7,916,297
Net realized gain (loss)	13,735,975	(718,708)
Net change in unrealized appreciation/depreciation	(173,584,195)	71,340,770
Net increase (decrease) in net assets resulting from operations	(121,581,411)	78,538,359
Distributions to shareholders(b)	(22,002,213)	(4,140,214)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,237,280,090	253,169,111
Cost of shares redeemed	(170,565,852)	—
Other capital	681,628	85,243
Net increase (decrease) in net assets from beneficial interest transactions	1,067,395,866	253,254,354
Net increase (decrease) in net assets during the period	923,812,242	327,652,499
Net assets at beginning of period	562,435,991	234,783,492
NET ASSETS AT END OF PERIOD(c)	$1,486,248,233	$562,435,991
SHARES OF BENEFICIAL INTEREST:
Shares sold	31,800,000	7,800,000
Shares redeemed	(4,700,000)	—
Net increase (decrease)	27,100,000	7,800,000

(a)After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)For the period ended September 30, 2017, the distributions to shareholders was $4,140,214 from net investment income. See Note 13 on the notes to financial statements.
(c)Undistributed (distributions in excess of) net investment income amounted to $5,456,624 as of September 30, 2017. See Note 13 on the notes to financial statements.
See accompanying notes to financial statements.
24

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 72,567,417	$ 20,021,553
Net realized gain (loss)	(1,415,659)	10,416,165
Net change in unrealized appreciation/depreciation	(48,135,004)	118,542,737
Net increase (decrease) in net assets resulting from operations	23,016,754	148,980,455
Distributions to shareholders(a)	(60,014,456)	(21,128,852)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,395,365,048	341,888,994
Cost of shares redeemed	—	(91,199,248)
Other capital	—	1,822
Net increase (decrease) in net assets from beneficial interest transactions	2,395,365,048	250,691,568
Net increase (decrease) in net assets during the period	2,358,367,346	378,543,171
Net assets at beginning of period	1,013,375,723	634,832,552
NET ASSETS AT END OF PERIOD(b)	$3,371,743,069	$1,013,375,723
SHARES OF BENEFICIAL INTEREST:
Shares sold	76,400,000	12,600,000
Shares redeemed	—	(3,400,000)
Net increase (decrease)	76,400,000	9,200,000

(a)For the period ended September 30, 2017, the distributions to shareholders was $21,128,852 from net investment income. See Note 13 on the notes to financial statements.
(b)Undistributed (distributions in excess of) net investment income amounted to $5,551,897 as of September 30, 2017. See Note 13 on the notes to financial statements.
See accompanying notes to financial statements.
25

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)	Year Ended 9/30/15(a)	Year Ended 9/30/14(a)
Net asset value, beginning of period	$ 36.06	$ 30.10	$ 26.21	$ 33.18	$ 31.57
Income (loss) from investment operations:
Net investment income (loss) (b)	1.04	0.70	0.56	0.64	0.70
Net realized and unrealized gain (loss) (c)	(1.71)	5.64	3.91	(6.94)	1.43
Total from investment operations	(0.67)	6.34	4.47	(6.30)	2.13
Net equalization credits and charges (b)	—	—	—	0.00(d)	—
Other capital	0.02	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(0.60)	(0.39)	(0.58)	(0.67)	(0.52)
Net asset value, end of period	$ 34.81	$ 36.06	$ 30.10	$ 26.21	$ 33.18
Total return (e)	(1.88)%	21.36%	17.38%	(19.34)%	6.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,486,248	$562,436	$234,783	$188,707	$285,285
Ratios to average net assets:
Total expenses	0.12%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	2.78%	2.16%	2.05%	2.02%	2.12%
Portfolio turnover rate (f)	10%	0%(g)	12%	18%	9%

(a)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount is less than 0.005%.
See accompanying notes to financial statements.
26

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 30.52	$ 26.45	$ 25.17	$ 28.46	$ 28.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.97	0.70	0.69	0.71	0.89
Net realized and unrealized gain (loss) (b)	0.03	4.16	1.32	(3.25)	0.40
Total from investment operations	1.00	4.86	2.01	(2.54)	1.29
Other capital	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.76)	(0.79)	(0.69)	(0.75)	(0.83)
Net realized gains	—	—	(0.04)	—	—
Total distributions	(0.76)	(0.79)	(0.73)	(0.75)	(0.83)
Net asset value, end of period	$ 30.76	$ 30.52	$ 26.45	$ 25.17	$ 28.46
Total return (d)	3.28%	18.75%	8.12%	(9.14)%	4.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,371,743	$1,013,376	$634,833	$714,914	$825,443
Ratios to average net assets:
Total expenses	0.05%	0.34%	0.34%	0.34%	0.34%
Net investment income (loss)	3.09%	2.49%	2.70%	2.53%	3.06%
Portfolio turnover rate (e)	3%	5%	3%	8%	17%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
27

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2018, the Trust consists of thirty-one (31) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
28

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
29

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Funds had no material transfers between levels for the period ended September 30, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are
30

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
The SPDR Portfolio Emerging Markets ETF and the SPDR Portfolio Developed World ex-US ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
31

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2018, the SPDR Portfolio Emerging Markets ETF entered into futures contracts for return enhancement, hedging and exposing cash reserves to markets.
32

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The following tables summarize the value of the Fund's derivative instruments as of September 30, 2018, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$4,995	$—	$4,995

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$48,834	$—	$48,834

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$6,109	$—	$6,109
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid
33

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Emerging Markets ETF	0.11% (1)
SPDR Portfolio Developed World ex-US ETF	0.04 (2)

(1)	Effective October 16, 2017, the advisory fee of the Fund was reduced from 0.59% to 0.11% of the Fund's average daily net assets.
(2)	Effective October 16, 2017, the advisory fee of the Fund was reduced from 0.34% to 0.04% of the Fund's average daily net assets.
The Adviser pays all expenses of each Fund other than management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2019.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
34

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended September 30, 2018, were as follows:
	Purchases	Sales
SPDR Portfolio Emerging Markets ETF	$460,247,869	$128,345,478
SPDR Portfolio Developed World ex-US ETF	233,639,151	75,835,303
For the period ended September 30, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Emerging Markets ETF	$ 857,113,587	$116,872,905	$36,571,025
SPDR Portfolio Developed World ex-US ETF	2,233,417,961	4,148	(441)
35

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies and wash sale loss deferals. In addition, certain
36

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the period ended September 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Emerging Markets ETF	$22,002,213	$—	$22,002,213
SPDR Portfolio Developed World ex-US ETF	60,014,456	—	60,014,456
The tax character of distributions paid during the period ended September 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Emerging Markets ETF	$ 4,140,214	$ —	$ 4,140,214
SPDR Portfolio Developed World ex-US ETF	21,128,852	—	21,128,852
At September 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Portfolio Emerging Markets ETF	$23,252,402	$(47,212,795)	$—	$(133,080,075)	$—	$(157,040,468)
SPDR Portfolio Developed World ex-US ETF	23,545,052	(5,860,517)	—	21,120,615	—	38,805,150

* The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of September 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Expiring 2019	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Emerging Markets ETF	$—	$14,237,975	$32,974,820
SPDR Portfolio Developed World ex-US ETF	—	—	5,860,517
37

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Emerging Markets ETF	$1,635,224,501	$ 80,911,229	$213,990,650	$(133,079,421)
SPDR Portfolio Developed World ex-US ETF	3,399,892,565	229,616,718	208,395,638	21,221,080
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2018, and the value of the invested cash collateral are disclosed in the Funds Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash
38

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Emerging Markets ETF	$ 53,383,527	$ 23,721,708	$ 33,731,809	$ 57,453,517
SPDR Portfolio Developed World ex-US ETF	108,700,407	63,672,719	51,189,837	114,862,556

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2018:
		Remaining Contractual Maturity of the Agreements As of September 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Emerging Markets ETF	Common Stocks	$23,721,708	$—	$—	$—	$23,721,708	$23,721,708
SPDR Portfolio Developed World ex-US ETF	Common Stocks	63,672,719	—	—	—	63,672,719	63,672,719
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The following Fund participates in the line of credit as of September 30, 2018:
SPDR Portfolio Emerging Markets ETF
39

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Effective October 11, 2018, the Agreement was renewed, and as a result, the Fund and other affiliated Funds continue to participate in a $500 million revolving credit facility. Pursuant to the renewed agreement, the line of credit will terminate on October 10, 2019 or such earlier date on which the commitments shall terminate as provided in the renewed agreement.
The Fund had no outstanding loans as of September 30, 2018.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
40

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

12.    Stock Splits
The Board authorized a 2-for-1 split for the SPDR Portfolio Emerging Markets ETF, effective after the close of trading on October 13, 2017 for the shareholders of record on October 11, 2017. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV of shares outstanding by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund has been adjusted to reflect the stock split.
13.    New Accounting Pronouncements
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)- Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds. The impact would most likely be limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.
In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (The “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
41

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of SPDR Portfolio Developed World ex-US ETF and SPDR Portfolio Emerging Markets ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of SPDR Portfolio Developed World ex-US ETF and SPDR Portfolio Emerging Markets ETF (two of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the "Funds") as of September 30, 2018, the related statements of operations for the year ended September 30, 2018, the statements of changes in net assets for each of the two years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2018, and each of the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial
42

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopersLLP
Boston, Massachusetts
November 26, 2018
We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.
43

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2018 to September 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
44

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
Annualized Expense Ratio	0.11%	0.04%
Actual:
Ending Account Value	$ 906.90	$1,003.50
Expenses Paid During Period(a)	0.53	0.20
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.50	1,024.90
Expenses Paid During Period(a)	0.56	0.20

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
45

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2018, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Portfolio Emerging Markets ETF	$4,290,517
SPDR Portfolio Developed World ex-US ETF	4,978,328
The amount of foreign source income earned on the following Funds during the year ended September 30, 2018 were as follows:
Amount
SPDR Portfolio Emerging Markets ETF	$43,787,133
SPDR Portfolio Developed World ex-US ETF	79,313,430
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
46

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC website, at www.sec.gov.
Information regarding how the investment adviser voted for the most recent period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
Approval of Advisory Agreement
At an in-person meeting held prior to September 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
47

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel.The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives and in overseeing third-party sub-advisers, as applicable.
Investment Performance
48

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ Index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board
49

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
Approval of State Street Global Advisors Asia Limited Sub-Advisory Agreement
At an in-person meeting held prior to September 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Asia Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Asia Limited (“SSGA Asia Limited”), an affiliate of the Adviser, with respect to the SPDR MSCI China A Shares IMI ETF (the “Fund”), which is sub-advised by SSGA Asia Limited. The Independent Trustees also met separately to consider the SSGA Asia Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the SSGA Asia Limited Sub-Advisory Agreement, the Board requested, and SSGA Asia Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Asia Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Asia Limited with respect to the Fund under the SSGA Asia Limited Sub-Advisory Agreement and (ii) investment performance of the Fund. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Asia Limited under the SSGA Asia Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Fund.
50

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

The Board considered the background and experience of SSGA Asia Limited’s senior management and, in particular, SSGA Asia Limited’s experience in investing in Asian equity securities. The Board reviewed the Fund’s performance and the extent to which the Fund tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by the Fund and SSGA Asia Limited’s fees paid by the Adviser. The Board also considered whether SSGA Asia Limited benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Asia Limited Sub-Advisory Agreement for the Fund. The Board’s conclusions with respect to the SSGA Asia Limited Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by SSGA Asia Limited with respect to the Fund were appropriate; (b) the performance and, more importantly, the index tracking, of the Fund had been satisfactory; (c) SSGA Asia Limited’s fees, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Asia Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to SSGA Asia Limited adequately shared the economies of scale with the Fund by way of the relatively low fee structure of the Trust.
51

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Putnam Acquisition
Financing Inc.
(Director); Putnam
Acquisition
Financing LLC
(Director); Putnam
GP Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director);
University of Notre
					Dame (Trustee).
52

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Guggenheim / Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	195	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

53

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02210 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
54

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016);
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
55

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
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The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
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Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2018 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2019 SPDRISPTAR

Annual Report
September 30, 2018
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The EURO STOXX® Small Index is designed to provide a representation of small companies across the Eurozone. The Eurozone consists of European Union countries that have adopted the Euro as their currency. The Index consists of the Eurozone stocks included in the STOXX® Europe Small 200 Index.
The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity investment opportunity set.
The MSCI ACWI Low Carbon Target Index is designed to address two dimensions of carbon exposure - carbon emissions and fossil fuel reserves. By overweighting companies with low carbon emissions relative to sales and per dollar of market capitalization, the Index aims to reflect a lower carbon exposure than that of the broad market. The Index is designed to achieve a target level of tracking relative to a broad market index (such as the Parent Index) while minimizing the carbon exposure. The Index is a subset of the MSCI ACWI Index (the "Parent Index"), which measures the combined equity market performance of developed and emerging market countries.
The Solactive GBS Canada Large & Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Canada. Securities eligible for inclusion in the Index include common stock, preferred stock, real estate investment trusts ("REITs") and depositary receipts.
The MSCI China A International IMI Index is a free-float adjusted, market capitalization weighted index (giving greater weight to larger companies, based on the value of securities available in the market) designed to capture large, mid and small cap representation across Chinese securities with A share listings on the Shanghai or Shenzhen Stock Exchanges. The Index is comprised solely of A Shares and aims to capture approximately 99% of the investible Chinese domestic A Shares equity universe.
The MSCI EAFE ex Fossil Fuels Index is designed to measure the performance of companies in the MSCI EAFE Index that are "fossil fuel reserves free," which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the Index, fossil fuel reserves are defined as proved and probable coal, oil or natural gas reserves used for energy purposes, but do not include metallurgical or coking coal, which is primarily used in connection with steel production. The Index is a subset of the MSCI EAFE Index (the "Parent Index"), which serves as the initial universe of eligible securities for the Index. The Parent Index captures large and mid-capitalization representation across developed market Europe, Australasia, and Far East countries, excluding the United States and Canada.
The MSCI EAFE (Europe, Australasia, Far East) Factor Mix A-Series Index captures large- and mid-cap representation across 21 developed market Europe, Australasia, and Far East (EAFE) countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EAFE Value Weighted Index, the MSCI EAFE Minimum Volatility Index, and the MSCI EAFE Quality Index.
The MSCI Emerging Markets ex Fossil Fuels Index is designed to measure the performance of companies in the MSCI Emerging Markets Index that are "fossil fuel reserves free," which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the Index, fossil fuel reserves are defined as proved and probable coal, oil or natural gas reserves used for energy purposes, but do not include metallurgical or coking coal, which is primarily used in connection with steel production. The Index is a subset of the MSCI Emerging Markets Index (the "Parent Index"), which serves as the initial universe of eligible securities for the Index. The Parent Index captures large and mid-capitalization representation across 23 emerging market countries.
See accompanying notes to financial statements.
1

The MSCI Emerging Markets (EM) Factor Mix A-Series Index captures large- and mid-cap representation across 23 emerging markets countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EM Value Weighted Index, the MSCI EM Minimum Volatility Index, and the MSCI EM Quality Index.
The Solactive GBS Germany Large & Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Germany. Securities eligible for inclusion in the Index include common stock, preferred stock, real estate investment trusts ("REITs") and depositary receipts.
The Solactive GBS Japan Large & Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Japan. Securities eligible for inclusion in the Index include common stock, preferred stock, real estate investment trusts ("REITs") and depositary receipts.
The Solactive GBS United Kingdom Large & Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in the United Kingdom. Securities eligible for inclusion in the Index include common stock, preferred stock, real estate investment trusts ("REITs") and depositary receipts.
The MSCI World Factor Mix A-Series Index captures large-and mid-cap representation across 23 developed countries and aims to represent the performance of value, low volatility, and quality factor strategies. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI World Value Weighted Index, the MSCI World Minimum Volatility Index, and the MSCI World Quality Index.
The S&P® Asia Pacific Emerging BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P Global Dividend Aristocrats Index is designed to measure the performance of high dividend-yield companies included in the S&P Global BMI (Broad Market Index) that have followed a managed-dividends policy of increasing or stable dividends for at least ten consecutive years.
The S&P Global Infrastructure Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry, from both developed markets and emerging markets.
See accompanying notes to financial statements.
2

SPDR EURO STOXX SMALL CAP ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR EURO STOXX Small Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the EURO STOXX Small Index. The Fund’s benchmark is the EURO STOXX Small Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –2.59%, and the Index was –2.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
In the last quarter of 2017, the Fund witnessed middling returns owing to rising commodity prices, residual support from the European Central Bank on slow reduction of their QE effort, and mild optimism on a soft resolution for Catalonia’s secession plans. As the year 2018 progressed forward, the Fund observed marginal returns as Eurozone regional markets weathered political headlines, cabinet shake ups, trade tariffs and climbing energy prices. The Italian election, German political instability, Brexit squabbles and technology sector weakness also contributed to the overall negative returns in the second and third quarter of 2018 in the Fund.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Sartorius AG Pref, FinecoBank SpA, and Amer Sports Oyj Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Wacker Chemie AG, Signify NV, and Altran Technologies SA.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR EURO STOXX Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	EURO STOXX Small Index	Net Value Asset	Market Value	EURO STOXX Small Index
ONE YEAR	– 2.59%	– 3.22%	– 2.51%	– 2.59%	– 3.22%	– 2.51%
SINCE INCEPTION(1)	8.43%	7.95%	9.21%	1.89%	1.78%	2.06%

(1)	For the period June 4, 2014 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR EURO STOXX Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR EURO STOXX Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
FinecoBank Banca Fineco SpA	1.6%
Galapagos NV	1.5
Gemalto NV	1.5
Merlin Properties Socimi SA REIT	1.5
Amer Sports Oyj	1.4
Elis SA	1.4
Metso Oyj	1.4
Amundi SA	1.4
Dassault Aviation SA	1.3
Cellnex Telecom SA	1.3
TOTAL	14.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Industrials	18.7%
Financials	18.5
Communication Services	11.5
Health Care	10.9
Consumer Staples	7.9
Information Technology	7.7
Consumer Discretionary	7.2
Real Estate	6.3
Materials	5.2
Energy	3.0
Utilities	2.7
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(4.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR MSCI ACWI IMI ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI ACWI IMI ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the MSCI ACWI IMI Index. The Fund’s benchmark is the MSCI ACWI IMI Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 10.17%, and the Index was 9.63%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Optimization, dividend tax withholdings, and securities lending contributed to the difference between the Fund’s performance and that of the Index.
Global equity markets had positive gains during the Reporting Period as the Index gained 9.63%. Over half of that gain came in the first fiscal quarter on the back of strong economic performance in the United States and, specifically, the impact from the Tax Cuts and Jobs Act. The U.S. tax legislation provided a boost to U.S. as well as international markets in December of 2017. The final quarter of the Reporting Period was also fruitful producing just under a 4% gain thanks in large part to low unemployment rates and continued strength in corporate balance sheets. Facing the continued prospects of rising prices and inflationary pressures on wages, the Federal Reserve Bank raised interest rates in each of the four fiscal quarters. For the Reporting Period, emerging markets underperformed developed markets by approximately 12% mainly due to the resurgence of the US Dollar and consequent increases to emerging market debt spreads. Threats of aggressive tariffs against China also significantly contributed to this lag.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Amazon.com, Inc., Apple Inc., and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Prothena Corp. Plc, Celgene Corporation, and General Electric Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR MSCI ACWI IMI ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI IMI Index	Net Value Asset	Market Value	MSCI ACWI IMI Index
ONE YEAR	10.17%	10.00%	9.63%	10.17%	10.00%	9.63%
FIVE YEARS	56.03%	57.20%	51.70%	9.31%	9.47%	8.69%
SINCE INCEPTION(1)	88.28%	88.06%	83.02%	10.07%	10.05%	9.61%

(1)	For the period February 27, 2012 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/27/12, 2/28/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI IMI ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.25%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR MSCI ACWI IMI ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Apple, Inc.	2.1%
Amazon.com, Inc.	1.7
Microsoft Corp.	1.6
JPMorgan Chase & Co.	0.9
Visa, Inc. Class A	0.8
Alphabet, Inc. Class A	0.8
Alphabet, Inc. Class C	0.8
UnitedHealth Group, Inc.	0.7
Bank of America Corp.	0.7
Cisco Systems, Inc.	0.6
TOTAL	10.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	16.0%
Information Technology	15.9
Industrials	12.8
Health Care	12.5
Consumer Discretionary	10.3
Communication Services	8.1
Consumer Staples	7.0
Energy	6.5
Materials	4.8
Real Estate	3.5
Utilities	2.2
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR MSCI ACWI LOW CARBON TARGET ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the MSCI ACWI Low Carbon Target Index. The Fund’s benchmark is the MSCI ACWI Low Carbon Target Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 9.36%, and the Index was 9.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security misweights and dividend tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
In the fourth quarter of 2017, global markets were higher across the board on the back of a strong global economy, Spain dissolving Catalan’s parliament, U.S. tax reform, and stabilizing oil prices. The success of emerging markets in the last quarter of 2017 in the Fund can be chalked up to a number of supporting factors, including the emergence of Brazil and Russia from two years in recession, strong advances made by China and Korea, a weaker U.S. dollar that kept currency financing costs down and an acceleration in global trade. The positive momentum edged forward in the Fund in the first quarter of 2018 against a backdrop of strong, synchronized and accelerating global growth. In spite of concerns related to tariffs and trade wars, the Fund performance inched forward in the third quarter of 2018 on the back of growth expectations and an improving economic backdrop. The Swiss market was also aided by its exposure to the health care sector that gained strides as well as an appreciating Swiss franc.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Amazon.com, Inc., Apple Inc., and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Philip Morris International Inc., Celgene Corporation, and General Electric Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR MSCI ACWI Low Carbon Target ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI Low Carbon Target Index	Net Value Asset	Market Value	MSCI ACWI Low Carbon Target Index
ONE YEAR	9.36%	8.74%	9.11%	9.36%	8.74%	9.11%
SINCE INCEPTION(1)	33.06%	32.68%	31.79%	7.70%	7.62%	7.43%

(1)	For the period November 25, 2014 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/25/14, 11/26/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI Low Carbon Target ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.20% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its management fee and/or reimburse certain expenses, until January 31, 2019, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.20% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR MSCI ACWI Low Carbon Target ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Apple, Inc.	2.5%
Microsoft Corp.	1.8
Amazon.com, Inc.	1.8
Alphabet, Inc. Class A	0.9
Johnson & Johnson	0.9
JPMorgan Chase & Co.	0.8
Facebook, Inc. Class A	0.8
Alphabet, Inc. Class C	0.7
Bank of America Corp.	0.6
Visa, Inc. Class A	0.6
TOTAL	11.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	18.6%
Information Technology	15.8
Industrials	12.3
Health Care	11.8
Consumer Discretionary	10.7
Communication Services	9.0
Consumer Staples	8.0
Energy	4.4
Materials	3.5
Real Estate	2.9
Utilities	2.5
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR SOLACTIVE CANADA ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Canada ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Solactive GBS Canada Large & Mid Cap Index. The Fund’s benchmark is the Solactive GBS Canada Large & Mid Cap Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 1.54%, and the Index was 1.55%.* The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, dividend tax withholding differences, cash and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
The last quarter of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. Global markets, including the Canadian domestic market were further enticed on December 20th with the passage of a U.S. bill that reduced tax rates. Large capitalization stocks continued the trend as they outperformed small cap stocks for the fourth quarter of 2017. The Fund closed out the year up 4.15% for the Fourth Quarter, 2017.
The Fund had a soft start to 2018 as it was down 6.65% for the First Quarter, 2018. The year began with an acceleration of positive momentum. However, the market was tested later in the first quarter of 2018 with mounting inflation pressure due to increased average hourly earnings.
Canadian equity markets managed to post modest gains for the first two months of the second quarter. However, tensions around a possible global trade war contributed to a two week selloff in shares to close the quarter. The Fund closed out the reporting period with a return of 3.21% for the Second Quarter, 2018.
The Fund started Q3 2018 with a strong 2.32% return in July as economic data continued to post strong results and hopes were high for a comprehensive re-write of the NAFTA. The ensuing two months of the quarter posted negative returns as the NAFTA re-write timeline was pushed further in the future. Despite the promising start, the Fund ultimately posted a 1.20% return for the quarter.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Constellation Software Inc., CGI Group Inc. Class A, and Canadian Pacific Railway Limited. The top negative contributors to the Fund’s performance during the Reporting Period were Great-West Lifeco Inc., CI Financial Corp., and Enbridge Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Effective September 18, 2018, the Fund changed its benchmark index from the MSCI Canada Factor Mix A-Series Capped Index to the Solactive GBS Canada Large & Mid Cap Index. Performance of the Fund prior to September 18, 2018 is therefore based on the Fund’s investment strategy to track an index different from the Solactive GBS Canada Large & Mid Cap Index during such period. Index returns represent the Fund’s prior benchmark index from October 1, 2017 through September 17, 2018 and the Solactive GBS Canada Large & Mid Cap Index from September 18, 2018 through September 30, 2018.
See accompanying notes to financial statements.
12

SPDR Solactive Canada ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	Solactive GBS Canada Large & Mid Cap Index(2)	Net Value Asset(1)	Market Value(1)	Solactive GBS Canada Large & Mid Cap Index(2)
ONE YEAR	1.54%	1.50%	1.55%	1.54%	1.50%	1.55%
SINCE INCEPTION(3)	8.43%	8.62%	8.67%	1.90%	1.94%	1.95%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI Canada Factor Mix A-Series Capped Index to the Solactive GBS Canada Large & Mid Cap Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS Canada Large & Mid Cap Index inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS Canada Large & Mid Cap Index from September 18, 2018 through September 30, 2018.
(3)	For the period June 11, 2014 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive Canada ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR Solactive Canada ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Royal Bank of Canada	7.8%
Toronto-Dominion Bank	7.6
Bank of Nova Scotia	5.0
Canadian National Railway Co.	4.5
Suncor Energy, Inc.	4.3
Enbridge, Inc.	3.7
Bank of Montreal	3.6
Canadian Imperial Bank of Commerce	2.8
Canadian Natural Resources, Ltd.	2.6
BCE, Inc.	2.4
TOTAL	44.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

		% of Net Assets
	Financials	39.2%
	Energy	19.7
	Industrials	10.2
	Materials	8.9
	Communication Services	6.0
	Information Technology	4.1
	Consumer Discretionary	3.7
	Consumer Staples	3.6
	Utilities	2.8
	Real Estate	1.3
	Health Care	0.0 *
	Short-Term Investments	3.2
	Liabilities in Excess of Other Assets	(2.7)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR MSCI CHINA A SHARES IMI ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI China A Shares IMI ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the MSCI China A International IMI Index. The Fund’s benchmark is the MSCI China A International IMI Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –20.13%, and the Index was –26.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security misweights and liquidation of the prolonged suspended stocks which had been removed from index at zero price contributed to the difference between the Fund’s performance and that of the Index.
China started the period with strong economic growth along with the continuing 'Goldilocks' scenario of a synchronized global economic growth upswing coupled with benign inflation. Additionally, the revival of U.S. President Trump's tax plan also breathed life into U.S. equities. Throughout the past 12 months, however, there are diverging picture between U.S. and the rest of the world. Both Eurozone and the Emerging Markets had slowed during the Reporting Period.
Continued with strong economic growth of approximately 6.8% YOY in Q4 2017, China’s economy got off to a strong start in Q1 with the same GDP growth, and higher than the government’s target of approximately 6.5%. However, growth rate has since slowed down slightly to approximately 6.7% in Q2 and to approximately 6.5% in Q3 this year. It is worth noting that while the 2018 economic growth targets announced in this year’s Government Work Report were the same as last year, the goal of “achieving better results in practical work” was removed, marking a further de-emphasis of the importance of growth rates as China’s economy continues to deepen its transition from ‘high-speed’ to ‘high-quality’ development.
During the past 12 months, China A shares market sank to the lowest level since 2014. Much of the demises were due to external factors affecting the China A shares, from the U.S. Fed’s interest rate hike to Sino-US trade frictions, from maintaining a tight balance of liquidity to a new regulation of asset management.
Imports and exports continued to grow in China, but the trade surplus narrowed. Escalating Sino-US trade friction increased uncertainty over a recovery in exports. On March 9, Trump signs tariffs on imported steel and aluminum from all nations, including China. China retaliated immediately by installing its tariff on $3 billion of U.S. imports. Since then, the trade conflicts escalated with U.S. announced tariff on $50 billion of Chinese goods on June 15 whereas China responded back with tariff on $34 billion of U.S. imports. Further on, US-China trade tensions continued to escalate with a 10% tariff on USD$ 200 billion of imports from China becoming effective on the September 24, with the rate increasing to 25% by the end of 2018. As trade war looms, for the first time on April 17 in over two years, the People’s Bank of China (PBOC) cut the deposit reserve ratio of financial institutions in order to strengthen financial support for small and micro enterprises and increase the stability of funds in the banking system; however, there was no change in the policy direction of pursuing a stable and neutral monetary policy.
There was continued strengthening of financial regulation, as off-balance-sheet financing was brought back to the balance sheet and the overall growth rate of total social financing dropped. The rapid development of the service sector continued to underpin the steady growth in GDP.
Meanwhile, Chinese yuan depreciated about 5.3% against a strong U.S. dollar amid several US Fed rate hikes over the period. While the China stock market underperformed the global market, valuation of MSCI China A IMI appears comparative attractive at end of Sep 30, 2018 with a forward PE of 12.4 versus MSCI AC World IMI’s 16.0. (Source: Factset).
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Kweichow Moutai Co., Ltd. Class A,, China Railway Group Limited Class A., and Chongqing Brewery Co. Ltd Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Hunan Tianrun Digital Entertainment & Cultural Media Co. Ltd. Class A., ZTE Corporation Class A., and Shenzhen Hifuture Electirc Co. Ltd. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR MSCI China A Shares IMI ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI China A International IMI Index	Net Value Asset	Market Value	MSCI China A International IMI Index
ONE YEAR	– 20.13%	– 20.05%	– 26.84%	– 20.13%	– 20.05%	– 26.84%
SINCE INCEPTION(1)	– 22.93%	– 22.99%	– 28.09%	– 8.51%	– 8.53%	– 10.67%

(1)	For the period October 28, 2015 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/28/15, 10/29/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI China A Shares IMI ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.65%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR MSCI China A Shares IMI ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Kweichow Moutai Co., Ltd. Class A	3.0%
Ping An Insurance Group Co. of China, Ltd. Class A	2.7
China Merchants Bank Co., Ltd. Class A	2.2
Midea Group Co., Ltd. Class A	1.3
Shanghai Pudong Development Bank Co., Ltd. Class A	1.0
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	1.0
Wuliangye Yibin Co., Ltd. Class A	0.9
Industrial Bank Co., Ltd. Class A	0.9
SAIC Motor Corp., Ltd. Class A	0.9
Industrial & Commercial Bank of China, Ltd. Class A	0.9
TOTAL	14.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	21.9%
Industrials	15.6
Consumer Discretionary	10.9
Consumer Staples	10.1
Materials	10.0
Information Technology	8.9
Health Care	7.4
Real Estate	5.0
Energy	3.2
Utilities	3.1
Communication Services	2.2
Short-Term Investment	0.8
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the MSCI EAFE ex Fossil Fuels Index. The Fund’s benchmark is the MSCI EAFE ex Fossil Fuels Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 1.48%, and the Index was 1.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Tax withholdings and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began in an environment that saw strong and sustained global economic growth, with equity market returns across the globe accelerating into the first quarter of 2018 on the heels of one of the largest U.S. corporate tax reform bills passed in December 2017.
However, with inflation pressures beginning to appear, the markets took pause in early 2018. But as global markets attempted to regain their footing, the Trump administration’s first salvo in a trade war, imposing tariffs on imported steel and aluminum, put a hard stop on attempts to advance further. Ongoing emphasis on the imposition and counter-imposition of import taxes and tariffs in the second and third quarters of 2018 left markets rising slowly, but not without intermittent setbacks to their progress.
Global growth and economic strength was reflected in the price of oil, which appreciated over 40% during the Reporting Period. Energy sector companies followed suit, and the sector was among the strongest performing sectors during the Reporting Period. Due to the Fund’s exclusion of many companies belonging to the Energy sector, however, the Fund slightly underperformed the MSCI EAFE Index during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Sony Corporation, LVMH Moet Hennessy Louis Vuitton SE, and AIA Group Limited. The top negative contributors to the Fund’s performance during the Reporting Period were Banco Santander S.A., British American Tobacco PLC, and Bayer AG.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE ex Fossil Fuels Index	Net Value Asset	Market Value	MSCI EAFE ex Fossil Fuels Index
ONE YEAR	1.48%	0.95%	1.39%	1.48%	0.95%	1.39%
SINCE INCEPTION(1)	22.67%	23.05%	22.39%	11.13%	11.30%	11.01%

(1)	For the period October 24, 2016 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/16, 10/25/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI EAFE Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.20% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its management fee and/or reimburse certain expenses, until January 31, 2019, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.20% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Nestle SA	2.0%
Novartis AG	1.4
HSBC Holdings PLC	1.3
Roche Holding AG	1.3
Toyota Motor Corp.	1.1
SAP SE	0.9
AIA Group, Ltd.	0.8
British American Tobacco PLC	0.8
Sanofi	0.8
GlaxoSmithKline PLC	0.7
TOTAL	11.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	21.5%
Industrials	15.9
Consumer Staples	12.2
Health Care	12.1
Consumer Discretionary	12.0
Information Technology	6.7
Materials	6.6
Communication Services	6.0
Real Estate	3.7
Utilities	2.4
Energy	0.4
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR MSCI EAFE STRATEGICFACTORS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI EAFE StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the MSCI EAFE (Europe, Australasia, Far East) Factor Mix-A-Series Index. The Fund’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) Factor Mix-A-Series Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 3.95%, and the Index was 3.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect cash drag, security misweights, and tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
Global equity markets continued their strong growth in to the last quarter of 2017. The Fund returned 3.74% for the fourth quarter of 2017 as optimism continued surrounding positive macroeconomic data and strong company earnings.
The positive run however came to an abrupt end at the start of 2018 as concerns grew about U.S. interest rate rises and the outlook for global trade. Despite this, the economic backdrop remained largely positive as economic releases continued to affirm a growing global economy. Continued uncertainty surrounding Brexit weighed heavily on UK equities. Worries over a possible trade war with the U.S. weighed on European stock returns, as the U.S. imposed tariffs on steel and aluminum imports from the EU, and threatened to impose 20% tariffs on the import of cars manufactured outside of the U.S. These fears were partially mitigated following a meeting between President Trump and EU President Juncker.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were CSL Limited, AstraZeneca PLC, and Recruit Holdings Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Banco Santander S.A., Danske Bank A/S, and Bayer AG.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR MSCI EAFE StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE Factor Mix A-Series Index	Net Value Asset	Market Value	MSCI EAFE Factor Mix A-Series Index
ONE YEAR	3.95%	3.57%	3.79%	3.95%	3.57%	3.79%
SINCE INCEPTION(1)	17.89%	18.12%	18.33%	3.88%	3.92%	3.97%

(1)	For the period June 4, 2014 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI EAFE Strategicfactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR MSCI EAFE StrategicFactors ETF
Performance Summary (Unaudited)  (continued)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Nestle SA	2.7%
Roche Holding AG	2.4
AstraZeneca PLC	1.3
Diageo PLC	1.3
Novo Nordisk A/S Class B	1.2
SAP SE	1.2
Unilever NV	0.9
CSL, Ltd.	0.9
AIA Group, Ltd.	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.9
TOTAL	13.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	17.1%
Consumer Staples	14.7
Industrials	14.3
Health Care	13.9
Consumer Discretionary	11.2
Communication Services	6.9
Materials	5.7
Information Technology	5.5
Utilities	4.4
Real Estate	3.3
Energy	2.4
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the MSCI Emerging Markets ex Fossil Fuels Index. The Fund’s benchmark is the MSCI Emerging Markets ex Fossil Fuels Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –2.41%, and the Index was –2.82%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, securities lending, and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Fund started off the Reporting Period enjoying positive performance as fossil fuel competitors, mainly wind and solar power developers, were reaping the benefits of U.S. tax incentives and lower costs of imported panels. Despite fears of potential upcoming tariffs from Trump administration, renewable energy continued to grow throughout the final quarter of 2017. China, in particular, consciously slowed the pace of domestic installations, creating a surplus of cheap panels that could spill into global markets. This surplus was also helpful in the U.S. as consumers were still enjoying the big incentive to install solar quickly before the tax incentives began to phase out.
Unfortunately, the negative impact finally started to hit toward the second half of the Reporting Period once President Trump made the official tariffs announcement in January. As a result, many of the renewable energy companies were eventually forced to cancel or freeze investments in solar energy projects causing a large drag in performance through the second half of the Reporting Period. In addition, overall emerging markets were broadly hurt by both the four increases in the Fed Funds Rate during the period as well as the anticipation of additional future rate increases by the Federal Reserve. As a result, the Fund ended up finishing the Reporting Period off in negative territory.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd., Vale S.A., and ASE Technology Holding Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Tencent Holdings Ltd., Hon Hai Precision Industry Co., Ltd., and Steinhoff International Holdings NV.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets ex Fossil Fuels Index	Net Value Asset	Market Value	MSCI Emerging Markets ex Fossil Fuels Index
ONE YEAR	– 2.41%	– 3.21%	– 2.82%	– 2.41%	– 3.21%	– 2.82%
SINCE INCEPTION(1)	18.11%	17.98%	17.61%	8.97%	8.91%	8.75%

(1)	For the period October 24, 2016 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/16, 10/25/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Tencent Holdings, Ltd.	5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5
Samsung Electronics Co., Ltd.	4.3
Alibaba Group Holding, Ltd. ADR	4.2
Naspers, Ltd. Class N	2.1
China Construction Bank Corp. Class H	1.7
Baidu, Inc. ADR	1.5
China Mobile, Ltd.	1.4
Vale SA	1.2
Industrial & Commercial Bank of China, Ltd. Class H	1.2
TOTAL	27.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	25.7%
Information Technology	16.5
Communication Services	15.9
Consumer Discretionary	11.3
Materials	8.6
Consumer Staples	7.3
Industrials	5.3
Health Care	3.0
Utilities	2.4
Real Estate	2.3
Energy	1.1
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI Emerging Markets StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the MSCI Emerging Markets (EM) Factor Mix A-Series Index. The Fund’s benchmark is the MSCI Emerging Markets (EM) Factor Mix A-Series Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 0.23%, and the Index was 0.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund recorded a strong return for the fourth quarter in 2017 posting a return of 7.13%. South Africa and Greece posted the largest returns for the fourth quarter of 2017. The positive returns across Emerging Market equities continued in to the first quarter of 2018 despite an increase in global market volatility. This volatility stemmed from concern over growing trade tensions with the U.S.
Emerging markets posted negative returns for the second quarter of 2018. Political uncertainty weighed on some economies such as Brazil and Mexico. Additionally, countries exposed to current account deficits felt the effects of tightening financial conditions. Turkey proved vulnerable as currency weakness saw the Lira lose approximately 14% of its value versus the U.S. Dollar in the second quarter of 2018. Escalating threats of more aggressive trade tariffs by the U.S. Government also contributed to the underperformance of countries with close trade ties with the U.S. China was particularly hard hit following U.S. tariffs of 10% on an additional $200bn in Chinese goods.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Infosys, Ltd., Taiwan Semiconductor Manufacturing Co., Ltd., and Tata Consultancy Services Limited. The top negative contributors to the Fund’s performance during the Reporting Period were Ambev SA Sponsored ADR, Hon Hai Precision Industry Co., Ltd., and SK hynix Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR MSCI Emerging Markets StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets Factor Mix A-Series Index	Net Value Asset	Market Value	MSCI Emerging Markets Factor Mix A-Series Index
ONE YEAR	0.23%	– 0.80%	0.90%	0.23%	– 0.80%	0.90%
SINCE INCEPTION(1)	7.99%	7.51%	11.40%	1.79%	1.69%	2.53%

(1)	For the period June 4, 2014 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI Emerging Markets Strategicfactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Samsung Electronics Co., Ltd.	2.1
Tencent Holdings, Ltd.	2.0
SK Hynix, Inc.	1.9
Tata Consultancy Services, Ltd.	1.7
Infosys, Ltd. ADR	1.2
China Construction Bank Corp. Class H	1.2
Samsung Electronics Co., Ltd. GDR	1.1
Bank Central Asia Tbk PT	1.1
China Mobile, Ltd.	1.1
TOTAL	16.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	21.9%
Information Technology	21.5
Communication Services	11.3
Consumer Staples	11.1
Consumer Discretionary	8.6
Energy	6.7
Industrials	5.1
Materials	4.3
Utilities	3.9
Health Care	3.5
Real Estate	1.5
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
29

SPDR SOLACTIVE GERMANY ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Germany ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Solactive GBS Germany Large & Mid Cap Index. The Fund’s benchmark is the Solactive GBS Germany Large & Mid Cap Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –1.64%, and the Index was –1.69%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholdings differences and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Germany continued to benefit from a solid economic growth rate in the fourth quarter of 2018 leading the Fund to round out the fiscal year with a return of approximately 4.05% for the third quarter of 2017.
The Fund had a soft start to 2018, returning –6.89% in the first fiscal half of 2018. Fears surrounding a potential trade war between the EU and the U.S. weighed heavily on market sentiment. Further to existing levies on imports of EU steel and aluminum in to the U.S., the Trump administration considered imposing a further 20% import tariff on vehicles built outside the U.S. The German market bounced back in the month of July following a meeting between President Trump and EU President Juncker that resulted in an agreement to place the proposed car tariffs on hold.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Wirecard AG, SAP SE, and MTU Aero Engines AG. The top negative contributors to the Fund’s performance during the Reporting Period were BASF SE, Continental AG, and Bayer AG.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Effective September 18, 2018, the Fund changed its benchmark index from the MSCI Germany Factor Mix A-Series Capped Index to the Solactive GBS Germany Large & Mid Cap Index. Performance of the Fund prior to September 18, 2018 is therefore based on the Fund’s investment strategy to track an index different from the Solactive GBS Germany Large & Mid Cap Index during such period. Index returns represent the Fund’s prior benchmark index from October 1, 2018 through September 17, 2018 and the Solactive GBS Germany Large & Mid Cap Index from September 18, 2018 through September 30, 2018.
See accompanying notes to financial statements.
30

SPDR Solactive Germany ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	Solactive GBS Germany Large & Mid Cap Index(2)	Net Value Asset(1)	Market Value(1)	Solactive GBS Germany Large & Mid Cap Index(2)
ONE YEAR	– 1.64%	– 2.21%	– 1.69%	– 1.64%	– 2.21%	– 1.69%
SINCE INCEPTION(3)	10.45%	10.05%	10.70%	2.34%	2.25%	2.39%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI Germany Factor Mix A-Series Capped Index to the Solactive GBS Germany Large & Mid Cap Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS Germany Large & Mid Cap Index inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS Germany Large & Mid Cap Index from September 18, 2018 through September 30, 2018.
(3)	For the period June 11, 2014 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive Germany ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR Solactive Germany ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
SAP SE	10.0%
Siemens AG	8.1
Allianz SE	7.7
Bayer AG	6.7
BASF SE	6.6
Daimler AG	4.6
Deutsche Telekom AG	4.2
adidas AG	4.0
Linde AG	3.3
Deutsche Post AG	2.8
TOTAL	58.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Consumer Discretionary	17.2%
Financials	15.8
Materials	13.4
Industrials	12.5
Health Care	12.5
Information Technology	11.9
Communication Services	5.2
Consumer Staples	3.4
Real Estate	3.4
Utilities	3.3
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
32

SPDR SOLACTIVE JAPAN ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive Japan ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Solactive GBS Japan Large & Mid Cap Index. The Fund’s benchmark is the Solactive GBS Japan Large & Mid Cap Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 9.52%, and the Index was 9.73%.* The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, dividend tax withholding differences, cash and small security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Globally, the last quarter of 2017 experienced positive economic news with strong manufacturing output and low unemployment claims. Global markets, including the Japanese domestic market were further enticed on December 20th with the passage of a U.S. bill that reduced tax rates. Large capitalization stocks continued the trend as they outperformed small cap stocks for the fourth quarter of 2017. The Fund closed out the year up 6.43% for the fourth quarter, 2017.
The year began with an acceleration of positive momentum and the Fund had a strong start to 2018 as it was up 3.22% for the month of January of 2018. However, the market was tested later in the first quarter of 2018 with mounting inflation pressure due to increased average hourly earnings and escalating talk of a global trade war. The Fund closed out the first quarter of 2018 up 1.33%.
Japanese equity markets managed to post modest gains for the first two months of the second quarter. However, escalating tensions around a possible global trade war contributed to a two week selloff in shares to close out the quarter. The Fund closed the second quarter, 2018, with a return of –1.52%.
The Fund started Q3 2018 with muted returns in July and August as economic data continued to post strong results while talks a global trade war lingered. The final month of the quarter posted a strong positive return of 3.30% as the talks on trade between Washington and Beijing began to become more amicable. Ultimately, the Fund posted a 3.20% return for the quarter.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Recruit Holdings Co., Ltd., Astellas Pharma Inc., and Kao Corp. The top negative contributors to the Fund’s performance during the Reporting Period were SUBARU CORP, Daito Trust Construction Co., Ltd., and Japan Tobacco Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Effective September 18, 2018, the Fund changed its benchmark index from the MSCI Japan Factor Mix A-Series Capped Index to the Solactive GBS Japan Large & Mid Cap Index. Performance of the Fund prior to September 18, 2018 is therefore based on the Fund’s investment strategy to track an index different from the Solactive GBS Japan Large & Mid Cap Index during such period. Index returns represent the Fund’s prior benchmark index from October 1, 2017 through September 17, 2018 and the Solactive GBS Japan Large & Mid Cap Index from September 18, 2018 through September 30, 2018.
See accompanying notes to financial statements.
33

SPDR Solactive Japan ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	Solactive GBS Japan Large & Mid Cap Index(2)	Net Value Asset(1)	Market Value(1)	Solactive GBS Japan Large & Mid Cap Index(2)
ONE YEAR	9.52%	9.22%	9.73%	9.52%	9.22%	9.73%
SINCE INCEPTION(3)	42.14%	41.95%	43.87%	8.51%	8.47%	8.82%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI Japan Factor Mix A-Series Capped Index to the Solactive GBS Japan Large & Mid Cap Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS Japan Large & Mid Cap Index inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS Japan Large & Mid Cap Index from September 18, 2018 through September 30, 2018.
(3)	For the period June 11, 2014 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive Japan ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
34

SPDR Solactive Japan ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Toyota Motor Corp.	4.1%
SoftBank Group Corp.	2.3
Sony Corp.	2.1
Mitsubishi UFJ Financial Group, Inc.	1.9
Nippon Telegraph & Telephone Corp.	1.5
Keyence Corp.	1.5
Honda Motor Co., Ltd.	1.4
Sumitomo Mitsui Financial Group, Inc.	1.3
KDDI Corp.	1.3
Mitsubishi Corp.	1.2
TOTAL	18.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Industrials	21.7%
Consumer Discretionary	18.4
Financials	11.0
Information Technology	10.1
Communication Services	8.6
Consumer Staples	8.4
Health Care	8.4
Materials	6.0
Real Estate	3.4
Utilities	1.9
Energy	1.3
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
35

SPDR SOLACTIVE UNITED KINGDOM ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Solactive United Kingdom ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Solactive GBS United Kingdom Large & Mid Cap Index. The Fund’s benchmark is the Solactive GBS United Kingdom Large & Mid Cap Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 2.46%, and the Index was 3.15%.* The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash, and slight security misweights contributed to the difference between the Fund’s performance and that of the Index.
The developed markets rallied with MSCI World returning over 11% for the Reporting Period. The rally was fueled by strong performance in North America and Asia Pacific markets. The European markets performance was mixed over the reporting period on continued concerns about trade, mixed macro data, and uncertainty around Brexit. The U.S. dollar strengthened against most major currencies and was up nearly 3% against GBP. The UK market was a laggard during the reporting period that saw many ebbs and flows with respect to Brexit negotiations. There was some positive momentum with economic data such that the Bank of England increased interest rates in a unanimous decision in August, but cabinet resignations and a House of Commons summer recess left a vacuum whereby UK equities and the pound struggled. However, some seemingly constructive dialogue between the UK and EU negotiator Barnier lifted sentiment temporarily, only to be dashed by increased acrimony surrounding Prime Minister Theresa May’s comments at an EU summit in Salzburg.
The Fund’s performance was mainly driven by the strong returns in Energy, Health Care and Communication Services sectors. Consumer Staples, Telecommunications Services and Utilities were the weakest performing sectors in the in the UK.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were BP plc., AstraZeneca PLC, and Royal Dutch Shell Plc Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Associated British Foods plc, Vodafone Group Plc, and British American Tobacco plc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Effective September 18, 2018, the Fund changed its benchmark index from the MSCI UK Factor Mix A-Series Capped Index to the Solactive GBS United Kingdom Large & Mid Cap Index. Performance of the Fund prior to September 18, 2018 is therefore based on the Fund’s investment strategy to track an index different from the Solactive GBS United Kingdom Large & Mid Cap Index during such period. Index returns represent the Fund’s prior benchmark index from October 1, 2017 through September 17, 2018 and the Solactive GBS United Kingdom Large & Mid Cap Index from September 18, 2018 through September 30, 2018.
See accompanying notes to financial statements.
36

SPDR Solactive United Kingdom ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	Solactive GBS United Kingdom Large & Mid Cap Index(2)	Net Value Asset(1)	Market Value(1)	Solactive GBS United Kingdom Large & Mid Cap Index(2)
ONE YEAR	2.46%	2.03%	3.15%	2.46%	2.03%	3.15%
SINCE INCEPTION(3)	1.59%	1.34%	3.67%	0.37%	0.31%	0.84%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective September 18, 2018, the Fund’s benchmark index changed from the MSCI United Kingdom Factor Mix A-Series Capped Index to the Solactive GBS United Kingdom Large & Mid Cap Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to September 18, 2018.
(2)	The Solactive GBS United Kingdom Large & Mid Cap Index inception date was July 24, 2018. Index returns represent the Fund’s prior benchmark index from June 11, 2014 through September 17, 2018 and the Solactive GBS United Kingdom Large & Mid Cap Index from September 18, 2018 through September 30, 2018.
(3)	For the period June 11, 2014 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/11/14, 6/12/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Solactive United Kingdom ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.14% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the Fund, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.14% of the Fund’s average daily net assets.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
37

SPDR Solactive United Kingdom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
HSBC Holdings PLC	6.9%
Royal Dutch Shell PLC Class A	6.2
BP PLC	6.1
Royal Dutch Shell PLC Class B	5.2
British American Tobacco PLC	4.3
GlaxoSmithKline PLC	4.0
AstraZeneca PLC	3.9
Diageo PLC	3.5
Reckitt Benckiser Group PLC	2.5
Unilever PLC	2.5
TOTAL	45.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	20.6%
Energy	18.2
Consumer Staples	16.7
Industrials	9.1
Health Care	9.1
Materials	7.2
Communication Services	7.0
Consumer Discretionary	6.4
Utilities	2.9
Real Estate	1.2
Information Technology	0.9
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
38

SPDR MSCI WORLD STRATEGIC FACTORS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI World StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the MSCI World Factor Mix-A-Series Index. The Fund’s benchmark is the MSCI World Factor Mix-A-Series Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 11.93%, and the Index was 11.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash and dividends receivable, as well as withholding tax differentials and security misweights were the main factors that contributed to the difference between the Fund’s performance and that of the Index.
The Fund tracks a multi-factor Index, which aims to provide exposure to stocks that exhibit higher quality, as well as to provide exposure to value securities and lower volatility, relative to the market-capitalization weighted index, the MSCI World Index. Strong global equity markets continued throughout the Reporting Period, on the back of strong economic performance in the United States, low unemployment rates and continued strength in corporate balance sheets. At the same time, fiscal stimulus from tax legislation enacted by Congress provided another boost to stocks across the U.S. and international markets. The Federal Reserve Bank, fearing overheating in the economy and facing the prospects of rising prices and inflationary pressures on wages, raised interest rates, which impacted stocks in more defensive sectors, such as Utilities and Consumer Staples.
For the Reporting Period the Fund outperformed the MSCI World Index by 0.69%. Most of this out-performance can be attributed to overweights to the IT and Health Care sectors, both of which enjoyed very strong performance over this period. Consumer Discretionary and Communication Services were the top 2 sectors that detracted performance. From a country perspective, the US and United Kingdom were the top 2 contributors to out-performance, while Japan and Singapore were the top 2 detractors.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc, Microsoft Corp. and Visa Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Facebook, General Electric and PG&E Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
39

SPDR MSCI World StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Factor Mix A-Series Index	Net Value Asset	Market Value	MSCI World Factor Mix A-Series Index
ONE YEAR	11.93%	11.89%	11.61%	11.93%	11.89%	11.61%
SINCE INCEPTION(1)	45.26%	44.91%	43.97%	9.01%	8.95%	8.79%

(1)	For the period June 4, 2014 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI World StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
40

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Apple, Inc.	2.6%
Microsoft Corp.	2.2
Johnson & Johnson	1.8
Facebook, Inc. Class A	1.4
Visa, Inc. Class A	1.3
Alphabet, Inc. Class C	1.0
Procter & Gamble Co.	1.0
Alphabet, Inc. Class A	1.0
Roche Holding AG	1.0
Mastercard, Inc. Class A	0.9
TOTAL	14.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Information Technology	18.3%
Health Care	14.2
Financials	13.2
Industrials	11.6
Consumer Discretionary	10.1
Consumer Staples	9.9
Communication Services	9.2
Utilities	4.1
Materials	3.4
Real Estate	2.9
Energy	2.7
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
41

SPDR S&P EMERGING ASIA PACIFIC ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S&P Asia Pacific Emerging BMI Index. The Fund’s benchmark is the S&P Asia Pacific Emerging BMI Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 0.63%, and the Index was –0.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending and security misweights contributed to the difference between the Fund’s performance and that of the Index.
The final quarter of 2017 got underway in early October with a notable move higher in both U.S. interest rates and global equities as the reflation thematic that powered growth assets higher through much of 2017 gained strength anew. The Index delivered the best quarter of the Reporting Period by gaining 7.77%. The Organization for Economic Cooperation and Development (OECD) estimates that all 45 economies it tracks were on track to expand in 2017, the first time since 2007, with 33 of those countries seeing accelerating growth from a year ago. Attribution for the advance in the Index was notable in that China was one of the best performing countries and was its largest by weight.
Regional equity markets emerged from the most volatile quarter in two years mostly in negative territory with a more uncertain trajectory for the balance of 2018. The aforementioned fifteen month run of gains for global equity markets5 and historically low volatility across asset classes came to an abrupt end in February as U.S. equities fell into correction territory for the first time in two years. Premonitions that equity market resilience would be tested in February began to emerge in the closing days of January as the CBOE VIX Index of implied volatility finished the month at the highest closing level since the end of 2016. Best among the major regional indices in the first quarter were emerging markets, where the Index posted a modest gain of 0.59%, holding on to a fraction of the 8.35% gain the index posted in January.
The Index lost 4.65% resulting in the worst quarter of this Reporting Period. All Major regional components advanced except for emerging markets in part attributable to a resurgent U.S. dollar. Risk appetite in emerging markets continued to wane on investors throughout May as countries most acutely exposed to tightening financial conditions with current account deficits were unfavorably impacted by an approximately 5% rise in the trade weighted U.S. dollar as well as rising U.S. policy rates during the quarter. Additionally, the escalating threats of more aggressive tariff measures than already announced by the United States contributed to a decline in the China, largest constituent of the MSCI Emerging Markets Index.
The market environment during the third quarter of 2018 in many ways mimicked what had already transpired throughout much of 2018. China equity markets fell again during this quarter amid decelerating economic data and an ongoing trade dispute with the United States that culminated in US tariffs of 10% on an additional $200 billion in Chinese goods. From an economic standpoint, a number of Chinese indicators continued to either plateau or slow down. The Index continued its downward trajectory by losing 3.47% for the final quarter of the Reporting Period and finished down 0.22% for the year.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR, Reliance Industries Limited Sponsored GDR, and ASE Technology Holding Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Alibaba Group Holding Ltd. Sponsored ADR, JD.com, Inc. Sponsored ADR Class A, and Hon Hai Precision Industry Co., Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
42

SPDR S&P Emerging Asia Pacific ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Asia Pacific Emerging BMI Index	Net Value Asset	Market Value	S&P Asia Pacific Emerging BMI Index
ONE YEAR	0.63%	– 0.66%	– 0.22%	0.63%	– 0.66%	– 0.22%
FIVE YEARS	44.06%	43.73%	44.43%	7.57%	7.53%	7.63%
TEN YEARS	127.91%	125.24%	137.75%	8.59%	8.46%	9.05%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.49%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
43

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Tencent Holdings, Ltd.	6.3%
Alibaba Group Holding, Ltd. ADR	5.4
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4.6
China Construction Bank Corp. Class H	2.2
Baidu, Inc. ADR	1.8
Reliance Industries, Ltd. GDR	1.8
Industrial & Commercial Bank of China, Ltd. Class H	1.7
China Mobile, Ltd.	1.7
Ping An Insurance Group Co. of China, Ltd. Class H	1.5
Infosys, Ltd. ADR	1.3
TOTAL	28.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	22.9%
Information Technology	15.9
Communication Services	14.2
Consumer Discretionary	13.1
Energy	7.1
Materials	6.0
Industrials	5.8
Consumer Staples	5.6
Health Care	3.7
Real Estate	3.3
Utilities	2.3
Short-Term Investment	1.1
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
44

SPDR S&P GLOBAL DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Dividend ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S&P Global Dividend Aristocrats Index. The Fund’s benchmark is the S&P Global Dividend Aristocrats Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was 4.23%, and the Index was 3.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholding differences, cash and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
Throughout the Reporting Period, the Fund posted mostly positive monthly returns, but faced some challenges in February, March, May and August of 2018, posting negative returns in these months. The final calendar quarter of 2017 got underway in early October with a notable move higher in both U.S. interest rates and global equities as the reflation thematic that powered growth assets higher through much of 2017 gained strength. Global equity markets opened the first month of 2018 with an acceleration of positive momentum following up on what was the strongest year for global equity markets since 2009. A selection of sentiment indicators released in January also indicated considerable optimism among retail investors that market gains could continue. With U.S. equities in particular showing increased sensitivity to rising Treasury yields, the potential for economic data, particularly inflation data to disrupt markets seemed particularly acute. A stress test for that premise came early in the month with the release of the January non-farm payrolls report on February 2nd where average hourly earnings rose by approximately 2.9% on a year-over-year basis, the highest reading since the beginning of the economic recovery. The release prompted a swift reassessment of government bond yields and a large selloff for the day. This selloff commenced on February 5th, taking the S&P 500 to the largest daily decline since 2011. February was the first negative return of the Reporting Period, posting –5.27% for the month and again negative in March, with a return of –0.29%. After the two month drop in performance, April took a tentative step forward. In the remaining six months of the Reporting Period, the Fund managed to gain back some of what was lost in February and March, but still ended negative year-to-date through September 2018. The greatest contribution to return came from the Financials. This sector makes up almost a quarter of the Fund and posted a return of 8.40% for the Reporting Period. The next greatest contribution came from Real Estate, making up 12.50%, with a return of 8.57% for the Reporting Period. The worst performing sector was Industrials, with a return of –16.97%. This sector only makes up 5.49% of the Fund.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Mr Price Group Limited, Fortum Oyj. Amd Standard Bank Group Limited. The top negative contributors to the Fund’s performance during the Reporting Period were: Woolworths Holdings Limited, Carillion plc, and Tupperware Brands Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
45

SPDR S&P Global Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Dividend Aristocrats Index	Net Value Asset	Market Value	S&P Global Dividend Aristocrats Index
ONE YEAR	4.23%	3.77%	3.87%	4.23%	3.77%	3.87%
FIVE YEARS	32.46%	32.51%	31.10%	5.78%	5.79%	5.57%
SINCE INCEPTION(1)	41.21%	41.14%	39.83%	6.67%	6.66%	6.48%

(1)	For the period May 29, 2013 to September 30, 2018. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
46

SPDR S&P Global Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Enbridge Income Fund Holdings, Inc.	2.0%
Fortum Oyj	1.9
EDP - Energias de Portugal SA	1.8
GlaxoSmithKline PLC	1.6
APA Group	1.5
TOTAL SA	1.5
RioCan Real Estate Investment Trust REIT	1.4
Enagas SA	1.4
SCANA Corp.	1.4
Hennes & Mauritz AB Class B	1.4
TOTAL	15.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Utilities	23.0%
Financials	22.8
Real Estate	11.3
Communication Services	8.2
Consumer Discretionary	7.5
Consumer Staples	7.3
Energy	6.1
Industrials	5.4
Health Care	4.6
Information Technology	1.7
Materials	1.6
Short-Term Investments	9.2
Liabilities in Excess of Other Assets	(8.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
47

SPDR S&P GLOBAL INFRASTRUCTURE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Infrastructure ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the S&P Global Infrastructure Index. The Fund’s benchmark is the S&P Global Infrastructure Index (the “Index”).
For the 12-month period ended September 30, 2018 (the “Reporting Period”), the total return for the Fund was –3.43%, and the Index was –3.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, the cumulative effect of security misweights, tax withholdings differences, and securities lending contributed to the difference between the Fund’s performance and that of the Index.
It is said that the return performance of an Infrastructure index tends to track the broader economic environment. All three sectors within the Index; Energy, Industrials and Utilities posted a negative contribution during the Reporting Period. Energy was not the worst performing sector within the Index, yet it was a volatile fiscal year. Growth and demand picked up within the first fiscal quarter thanks to cuts in oil production. However, mounting calls for tariffs in the US would keep these gains at bay during the rest of the fiscal year. Industrials were the worst performing sector in the Index during the Reporting Period. This sector had a difficult start to the 2018 calendar year thanks in part to mounting rate concerns as in addition to trade concerns between the United States and China, or what is better known as the Trump Tariffs. On July 6th, both countries placed import tariffs on $34 billion worth of goods while the Trump administration continues to use the threat of additional tariffs should China continue to retaliate. Finally, the utilities sector, while down for the Reporting Period, was the best performing sector of the Index. Domestically, Federal rate hikes as well as the China tariff war all contribute to the negative performance of the space. Despite the difficult environment, the utilities capital intensive nature and requirement for its product created a fairly stable performance during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Aeroports de Paris SA, NextEra Energy, Inc., and ONEOK, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were PG&E Corporation, Enbridge Inc., and Atlantia S.p.A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
48

SPDR S&P Global Infrastructure ETF
Performance Summary (Unaudited)
Performance as of September 30, 2018

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(2)	Market Value(2)	S&P Global Infrastructure Index(2)	Net Value Asset(2)	Market Value(2)	S&P Global Infrastructure Index(2)
ONE YEAR	– 3.43%	– 3.68%	– 3.78%	– 3.43%	– 3.68%	– 3.78%
FIVE YEARS	30.66%	30.94%	29.05%	5.49%	5.54%	5.23%
TEN YEARS(1)	50.68%	48.76%	64.74%	4.18%	4.05%	5.12%

(1)	Effective May 1, 2013, the Fund changed its benchmark index from the Macquarie Global Infrastructure 100 Index to the S&P Global Infrastructure Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2013.
(2)	Index returns represent the Fund’s prior investment strategy from September 30, 2008 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through September 30, 2018.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Infrastructure ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
49

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
Transurban Group Stapled Security	4.9%
Aena SME SA	4.8
NextEra Energy, Inc.	4.0
Atlantia SpA	3.6
Enbridge, Inc.	3.7
Duke Energy Corp.	2.9
Aeroports de Paris	2.7
TransCanada Corp.	2.6
Kinder Morgan, Inc.	2.4
Williams Cos., Inc.	2.4
TOTAL	34.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2018

% of Net Assets
Transportation Infrastructure	40.6%
Electric Utilities	25.0
Oil, Gas & Consumable Fuels	19.4
Multi-Utilities	13.0
Gas Utilities	1.2
Water Utilities	0.5
Independent Power & Renewable Electricity Producers	0.2
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
50

SPDR Solactive Hong Kong ETF
Portfolio Statistics (Unaudited)
The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.
Top Ten Holdings as of September 30, 2018

Description	% of Net Assets
AIA Group, Ltd.	20.2%
Hong Kong Exchanges & Clearing, Ltd.	6.3
CK Hutchison Holdings, Ltd.	5.8
Sun Hung Kai Properties, Ltd.	4.1
Link REIT	4.0
CLP Holdings, Ltd.	4.0
Hang Seng Bank, Ltd.	3.6
CK Asset Holdings, Ltd.	3.5
Hong Kong & China Gas Co., Ltd.	3.4
Jardine Matheson Holdings, Ltd.	3.0
TOTAL	57.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2018

% of Net Assets
Financials	31.9%
Real Estate	24.0
Industrials	13.6
Utilities	11.3
Consumer Discretionary	11.3
Health Care	3.4
Consumer Staples	2.0
Communication Services	1.3
Information Technology	0.7
Materials	0.3
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
51

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRIA — 2.1%
ANDRITZ AG	6,457	$ 376,865
Wienerberger AG	10,653	266,524
		643,389
BELGIUM — 7.4%
Ackermans & van Haaren NV	2,034	354,137
Cofinimmo SA REIT	2,022	252,234
Colruyt SA (a)	4,671	264,487
Galapagos NV (b)	4,040	457,139
Proximus SADP	14,244	340,484
Sofina SA	1,422	283,754
Telenet Group Holding NV (b)	4,656	256,445
		2,208,680
FINLAND — 7.7%
Amer Sports Oyj (b)	10,561	431,784
Huhtamaki Oyj	8,679	278,327
Kesko Oyj Class B	6,189	336,351
Konecranes Oyj	5,993	229,569
Metso Oyj	11,600	411,478
Orion Oyj Class B	9,439	357,626
Valmet Oyj	12,071	269,333
		2,314,468
FRANCE — 26.1%
Air France-KLM (b)	26,493	276,083
Alten SA	2,604	267,975
Altran Technologies SA	20,615	178,864
Amundi SA (c)	5,485	411,173
BioMerieux (a)	3,862	322,074
Bollore SA	82,170	355,038
Christian Dior SE	569	243,870
Cie Plastic Omnium SA	5,705	215,224
CNP Assurances	14,239	343,341
Covivio REIT	3,644	379,867
Dassault Aviation SA	212	392,503
Elis SA	17,526	412,829
Eurazeo SE	4,433	349,355
Eutelsat Communications SA (a)	12,528	296,264
ICADE REIT	2,533	234,189
Iliad SA	2,552	333,466
Imerys SA	2,957	218,438
JCDecaux SA	6,809	249,122
Lagardere SCA	9,459	291,255
Remy Cointreau SA	2,160	281,492
Sartorius Stedim Biotech	2,147	295,508
SEB SA	2,225	378,864
Societe BIC SA (a)	2,360	216,139
Sopra Steria Group	1,496	239,963
SPIE SA (a)	11,730	233,522
Wendel SA	2,510	373,750
		7,790,168
GERMANY — 22.5%
1&1 Drillisch AG	4,279	208,245
Aareal Bank AG	5,425	226,967
Aurubis AG	3,260	228,098
Security Description	Shares	Value
Axel Springer SE	4,479	$ 301,477
Bechtle AG	2,474	251,292
Carl Zeiss Meditec AG	3,317	279,320
Evotec AG (b)	10,821	230,508
Fraport AG Frankfurt Airport Services Worldwide	3,374	298,228
Freenet AG	11,608	279,092
Fuchs Petrolub SE Preference Shares	6,300	352,116
Gerresheimer AG	2,846	240,484
GRENKE AG	2,478	295,591
Hella GmbH & Co. KGaA	3,994	222,859
HOCHTIEF AG	1,648	273,341
Innogy SE (c)	6,944	310,439
MAN SE	3,101	337,309
METRO AG	15,260	239,281
MorphoSys AG (b)	2,883	308,406
Nemetschek SE	1,802	263,721
Puma SE	762	376,152
Siltronic AG	1,881	230,385
Software AG	4,445	202,694
TAG Immobilien AG	13,279	316,183
Telefonica Deutschland Holding AG	57,482	243,092
Wacker Chemie AG	1,584	199,252
		6,714,532
IRELAND — 2.3%
AIB Group PLC	71,054	363,953
Glanbia PLC	18,376	316,741
		680,694
ITALY — 11.7%
A2A SpA	141,984	246,547
Banco BPM SpA (b)	137,337	338,654
Davide Campari-Milano SpA	41,104	350,190
DiaSorin SpA	2,362	248,558
FinecoBank Banca Fineco SpA	35,624	476,459
Italgas SpA	44,334	240,683
Pirelli & C SpA (b)(c)	33,437	280,714
Poste Italiane SpA (c)	42,311	338,210
Recordati SpA	9,138	309,498
Saipem SpA (b)	52,149	321,511
Unione di Banche Italiane SpA (a)	84,157	337,818
		3,488,842
LUXEMBOURG — 0.8%
RTL Group SA	3,488	248,953
NETHERLANDS — 10.2%
Aalberts Industries NV	8,693	370,355
Argenx SE (b)	2,941	222,380
ASM International NV	4,038	209,133
Boskalis Westminster (a)	7,889	248,411
Euronext NV (c)	4,831	317,875
Gemalto NV (b)	7,731	450,773
IMCD NV	4,767	371,247
Koninklijke Vopak NV	6,008	296,158
SBM Offshore NV	15,844	286,900
Signify NV (c)	10,254	265,593
		3,038,825

See accompanying notes to financial statements.
52

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
PORTUGAL — 1.8%
Banco Comercial Portugues SA Class R (b)	732,232	$ 216,874
Jeronimo Martins SGPS SA	22,166	326,586
		543,460
SPAIN — 7.0%
Bolsas y Mercados Espanoles SHMSF SA	6,665	215,520
Cellnex Telecom SA (c)	14,721	386,938
Inmobiliaria Colonial Socimi SA REIT	24,137	250,914
Mapfre SA	90,104	282,780
Merlin Properties Socimi SA REIT	33,098	449,210
Siemens Gamesa Renewable Energy SA (a)(b)	20,331	257,398
Viscofan SA	3,545	258,580
		2,101,340
TOTAL COMMON STOCKS (Cost $30,752,693)		29,773,351

SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	1,461	1,461
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,579,202	1,579,202
TOTAL SHORT-TERM INVESTMENTS (Cost $1,580,663)		1,580,663
TOTAL INVESTMENTS — 104.9% (Cost $32,333,356)		31,354,014
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(1,454,660)
NET ASSETS — 100.0%		$ 29,899,354

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.7% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$ 643,389	$—	$—	$ 643,389
Belgium	2,208,680	—	—	2,208,680
Finland	2,314,468	—	—	2,314,468
France	7,790,168	—	—	7,790,168
Germany	6,714,532	—	—	6,714,532
Ireland	680,694	—	—	680,694
Italy	3,488,842	—	—	3,488,842
Luxembourg	248,953	—	—	248,953
Netherlands	3,038,825	—	—	3,038,825
See accompanying notes to financial statements.
53

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Portugal	$ 543,460	$—	$—	$ 543,460
Spain	2,101,340	—	—	2,101,340
Short-Term Investments	1,580,663	—	—	1,580,663
TOTAL INVESTMENTS	$31,354,014	$—	$—	$31,354,014
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	720	$720	$ 232,741	$ 232,000	$—	$—	1,461	$ 1,461	$ 94	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	13,120,900	11,541,698	—	—	1,579,202	1,579,202	13,591	—
Total		$720	$13,353,641	$11,773,698	$—	$—		$1,580,663	$13,685	$—
See accompanying notes to financial statements.
54

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.3%
Alumina, Ltd.	45,024	$ 90,239
Amcor, Ltd.	3,883	38,435
AMP, Ltd.	13,653	31,513
Australia & New Zealand Banking Group, Ltd.	3,055	62,290
BHP Billiton PLC	891	19,418
BHP Billiton, Ltd.	3,792	95,014
Boral, Ltd.	17,916	89,575
Brambles, Ltd.	9,108	71,832
Coca-Cola Amatil, Ltd.	4,455	31,461
Commonwealth Bank of Australia	1,007	52,030
CSL, Ltd.	1,736	252,611
Fortescue Metals Group, Ltd.	6,774	19,213
Iluka Resources, Ltd.	1,841	13,254
Insurance Australia Group, Ltd.	20,818	110,260
LendLease Group	10,744	152,833
Macquarie Group, Ltd.	1,823	166,251
National Australia Bank, Ltd.	4,070	81,896
Newcrest Mining, Ltd.	2,137	30,012
Origin Energy, Ltd. (a)	6,772	40,473
Orora, Ltd.	1,633	3,923
OZ Minerals, Ltd.	6,550	44,217
QBE Insurance Group, Ltd.	3,185	25,626
Santos, Ltd.	5,700	29,942
Scentre Group REIT	9,506	27,306
Shopping Centres Australasia Property Group REIT	105,697	183,545
Sonic Healthcare, Ltd.	5,054	91,091
South32, Ltd.	3,500	9,786
Suncorp Group, Ltd.	6,879	71,972
Sydney Airport	1,022	5,095
Transurban Group Stapled Security	8,539	69,322
Vicinity Centres REIT	35,345	67,004
Wesfarmers, Ltd.	4,161	150,083
Westpac Banking Corp.	4,599	92,940
Woodside Petroleum, Ltd.	1,955	54,573
Woolworths Group, Ltd.	1,571	31,918
		2,406,953
AUSTRIA — 0.1%
OMV AG	1,828	102,743
BELGIUM — 0.3%
Anheuser-Busch InBev SA	1,063	92,872
Solvay SA	618	82,907
UCB SA	1,607	144,469
		320,248
BRAZIL — 0.6%
Ambev SA ADR	13,851	63,299
Banco Bradesco SA Preference Shares ADR	12,296	87,056
Cia Energetica de Minas Gerais ADR (b)	2,225	3,805
Cia Siderurgica Nacional SA ADR (a)	6,802	15,509
Gerdau SA ADR (b)	6,148	25,883
Security Description	Shares	Value
Itau Unibanco Holding SA Preference Shares ADR	8,831	$ 96,964
Petroleo Brasileiro SA Preference Shares ADR	9,019	94,339
Petroleo Brasileiro SA ADR	3,500	42,245
TIM Participacoes SA ADR (b)	2,341	33,921
Vale SA ADR (b)	10,628	157,719
		620,740
CANADA — 3.1%
Aphria, Inc. (a)	759	10,569
Athabasca Oil Corp. (a)	74,400	91,518
Aurora Cannabis, Inc. (a)(b)	1,084	10,407
Australis Capital, Inc. (a)	31	55
Bank of Montreal	998	82,258
Bank of Nova Scotia (b)	1,258	74,929
Barrick Gold Corp.	1,948	21,536
Bonavista Energy Corp. (b)	67,900	78,269
Brookfield Asset Management, Inc. Class A	2,900	128,981
Calfrac Well Services, Ltd. (a)(b)	2,500	8,375
Cameco Corp.	2,595	29,572
Canadian Imperial Bank of Commerce (b)	454	42,509
Canadian National Railway Co.	1,966	176,280
Canadian Natural Resources, Ltd.	1,966	64,185
Canadian Pacific Railway, Ltd.	415	87,723
Canadian Tire Corp., Ltd. Class A (b)	480	56,199
Canopy Growth Corp. (a)(b)	325	15,777
Cardinal Energy, Ltd. (b)	2,600	10,721
Cenovus Energy, Inc. (b)	2,491	24,995
Corby Spirit and Wine, Ltd.	700	10,918
Crew Energy, Inc. (a)	6,600	9,599
Enbridge, Inc.	2,224	71,713
Encana Corp.	3,648	47,780
Enerplus Corp. (b)	2,868	35,390
First Majestic Silver Corp. (a)(b)	8,767	49,715
First Quantum Minerals, Ltd.	1,387	15,784
Goldcorp, Inc.	1,909	19,436
IAMGOLD Corp. (a)	2,881	10,587
IGM Financial, Inc. (b)	766	21,037
Imperial Oil, Ltd.	1,426	46,114
Jamieson Wellness, Inc.	500	10,313
Just Energy Group, Inc. (b)	17,449	54,132
Kinross Gold Corp. (a)	4,219	11,489
Loblaw Cos., Ltd.	1,599	82,090
Manulife Financial Corp.	5,117	91,406
National Bank of Canada (b)	2,698	134,650
NexGen Energy, Ltd. (a)	5,400	10,945
Nutrien, Ltd. (b)	1,592	91,855
Obsidian Energy, Ltd. (a)(b)	1,889	1,768
Onex Corp.	1,697	115,965
Osisko Mining, Inc. (a)(b)	7,100	12,908
Paramount Resources, Ltd. Class A (a)(b)	3,151	36,883
Pengrowth Energy Corp. (a)	15,000	12,997
PrairieSky Royalty, Ltd. (b)	26	456
Premier Gold Mines, Ltd. (a)	6,900	9,342

See accompanying notes to financial statements.
55

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
ProMetic Life Sciences, Inc. (a)(b)	96,000	$ 35,649
Rogers Communications, Inc. Class B	2,703	138,914
Royal Bank of Canada	2,367	189,602
Shaw Communications, Inc. Class B (b)	1,802	35,089
SNC-Lavalin Group, Inc. (b)	1,129	46,004
Sun Life Financial, Inc. (b)	2,789	110,796
Suncor Energy, Inc.	3,973	153,621
Tamarack Valley Energy, Ltd. (a)	2,700	10,507
Teck Resources, Ltd. Class B	1,413	34,030
TELUS Corp.	3,818	140,627
Theratechnologies, Inc. (a)(b)	1,400	9,401
TMX Group, Ltd.	20	1,341
Toronto-Dominion Bank	3,882	235,725
TransAlta Corp.	4,425	24,888
TransCanada Corp. (b)	1,741	70,389
Trinidad Drilling, Ltd. (a)(b)	7,200	10,305
Wheaton Precious Metals Corp.	1,271	22,222
Yamana Gold, Inc. (b)	3,895	9,703
		3,308,943
CHILE — 0.0% (c)
Enel Americas SA ADR	1,348	10,420
Enel Chile SA ADR	1,283	6,428
Enel Generacion Chile SA ADR	26	540
Liberty Latin America, Ltd. Class C (a)	335	6,911
Sociedad Quimica y Minera de Chile SA ADR (b)	166	7,589
		31,888
CHINA — 2.9%
21Vianet Group, Inc. ADR (a)	1,000	10,100
Agricultural Bank of China, Ltd. Class H	91,000	44,657
Alibaba Group Holding, Ltd. ADR (a)	2,232	367,744
Baidu, Inc. ADR (a)	542	123,945
Bank of China, Ltd. Class H	181,000	80,497
Bank of Communications Co., Ltd. Class H	65,000	48,761
Baozun, Inc. ADR (a)(b)	2,095	101,775
China Construction Bank Corp. Class H	142,000	124,127
China Life Insurance Co., Ltd. Class H	25,000	56,806
China Merchants Bank Co., Ltd. Class H	31,674	128,722
China Mobile, Ltd.	12,500	123,244
China Overseas Land & Investment, Ltd.	26,000	81,407
China Petroleum & Chemical Corp. Class H	77,200	77,349
China Pioneer Pharma Holdings, Ltd.	390,000	87,222
China Shenhua Energy Co., Ltd. Class H	12,500	28,563
China Telecom Corp., Ltd. Class H	78,000	38,776
Security Description	Shares	Value
China Unicom Hong Kong, Ltd.	26,000	$ 30,636
Chlitina Holding, Ltd.	1,000	7,566
CITIC, Ltd.	26,000	38,743
CNOOC, Ltd.	39,000	77,253
COSCO SHIPPING Ports, Ltd.	25,317	27,857
Ctrip.com International, Ltd. ADR (a)	759	28,212
Health and Happiness H&H International Holdings, Ltd. (a)	19,500	117,126
Hengan International Group Co., Ltd.	6,500	59,975
Huaneng Power International, Inc. Class H	52,000	34,224
Industrial & Commercial Bank of China, Ltd. Class H	143,000	104,533
JD.com, Inc. ADR (a)	1,301	33,943
NetEase, Inc. ADR	108	24,651
New Oriental Education & Technology Group, Inc. ADR (a)	217	16,060
PetroChina Co., Ltd. Class H	52,000	42,132
Phoenix New Media, Ltd. ADR (a)	2,300	9,706
PICC Property & Casualty Co., Ltd. Class H	41,788	49,345
Ping An Insurance Group Co. of China, Ltd. Class H	13,000	132,078
Q Technology Group Co., Ltd. (b)	14,000	9,053
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	137,800	71,851
Sinosoft Technology Group, Ltd.	29,000	8,709
Sohu.com, Ltd. ADR (a)(b)	500	9,940
TAL Education Group ADR (a)	542	13,935
Tencent Holdings, Ltd.	13,000	536,953
Yanzhou Coal Mining Co., Ltd. Class H	26,000	30,137
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (d)	2,800	11,647
Yum China Holdings, Inc.	1,348	47,328
		3,097,288
COLOMBIA — 0.0% (c)
Bancolombia SA ADR	282	11,765
DENMARK — 0.8%
AP Moller - Maersk A/S Class B	65	91,319
Bang & Olufsen A/S (a)	489	11,303
Danske Bank A/S	2,211	58,096
DSV A/S	3,313	301,353
Novo Nordisk A/S Class B	4,923	231,874
Zealand Pharma A/S (a)(b)	8,154	133,607
		827,552
FINLAND — 0.4%
Fortum Oyj	1,723	43,207
Metso Oyj	1,024	36,324
Nokia Oyj	10,689	59,308
Sampo Oyj Class A	1,206	62,474
UPM-Kymmene Oyj	3,934	154,444
Valmet Oyj	194	4,329

See accompanying notes to financial statements.
56

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Wartsila OYJ Abp (b)	3,502	$ 68,294
		428,380
FRANCE — 3.0%
Accor SA	2,157	110,787
Airbus SE	883	110,950
Alstom SA	1,594	71,262
AXA SA	4,156	111,749
BNP Paribas SA	2,206	135,057
Bouygues SA	1,265	54,702
Capgemini SE	1,555	195,785
Carrefour SA	2,718	52,090
Credit Agricole SA	4,515	64,954
Danone SA	1,291	100,016
Engie SA	2,120	31,186
Essilor International Cie Generale d'Optique SA	802	118,723
Groupe Fnac SA (a)	1,281	101,101
Hermes International	14	9,279
Innate Pharma SA (a)	1,854	9,944
Kering SA	272	145,864
LVMH Moet Hennessy Louis Vuitton SE	428	151,423
Orange SA	6,052	96,549
Pernod Ricard SA	581	95,354
Pierre & Vacances SA (a)	315	10,263
Publicis Groupe SA	1,087	64,996
Renault SA	1,464	126,682
Sanofi	1,935	172,069
Schneider Electric SE	1,400	112,689
Societe Generale SA	1,763	75,704
Sodexo SA	1,232	130,705
SRP Groupe SA (a)(b)(d)	1,433	9,421
TOTAL SA	3,568	231,414
Unibail-Rodamco-Westfield (e)	2,800	28,606
Unibail-Rodamco-Westfield (e)	467	93,958
Vallourec SA (a)	1,372	8,063
Veolia Environnement SA	3,719	74,254
Vinci SA	1,789	170,431
Vivendi SA	4,561	117,448
		3,193,478
GERMANY — 2.8%
adidas AG	1,063	260,393
AIXTRON SE (a)	849	8,599
Allianz SE	998	222,562
BASF SE	1,607	142,883
Bayer AG	2,060	183,065
Commerzbank AG (a)	1,789	18,649
CompuGroup Medical SE	3,272	189,109
Daimler AG	2,224	140,396
Deutsche Bank AG	3,181	36,312
Deutsche Boerse AG	766	102,672
Deutsche Lufthansa AG	4,708	115,710
Deutsche Post AG	3,818	136,187
Deutsche Telekom AG	6,303	101,651
E.ON SE	3,947	40,251
Elmos Semiconductor AG	421	8,909
Security Description	Shares	Value
Fresenius Medical Care AG & Co. KGaA	428	$ 44,035
Linde AG	272	64,355
MAN SE	363	39,485
Merck KGaA	1,348	139,347
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	581	128,724
OSRAM Licht AG	15	597
Puma SE	22	10,860
RWE AG	1,322	32,629
Salzgitter AG	1,400	70,004
SAP SE	1,966	242,052
Siemens AG	1,564	200,442
ThyssenKrupp AG	2,465	62,244
Uniper SE	359	11,054
VERBIO Vereinigte BioEnergie AG	1,460	9,971
Volkswagen AG	467	81,417
Volkswagen AG Preference Shares	428	75,364
		2,919,928
HONG KONG — 1.2%
AIA Group, Ltd.	18,200	162,581
Bank of East Asia, Ltd.	18,322	68,372
CK Asset Holdings, Ltd.	18,920	142,053
CK Hutchison Holdings, Ltd.	12,920	148,933
Hang Lung Properties, Ltd.	13,000	25,419
Henderson Land Development Co., Ltd.	13,646	68,623
Hong Kong Exchanges & Clearing, Ltd.	3,841	109,955
Link REIT	13,058	128,579
New World Development Co., Ltd.	37,533	51,228
Sands China, Ltd.	10,400	47,116
Shangri-La Asia, Ltd.	26,000	38,676
Sun Hung Kai Properties, Ltd.	12,253	178,512
Swire Pacific, Ltd. Class A	6,500	71,231
		1,241,278
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	2,385	25,694
Richter Gedeon Nyrt	2,426	45,388
		71,082
INDIA — 1.1%
Dr Reddy's Laboratories, Ltd. ADR	2,768	95,773
ICICI Bank, Ltd. ADR	9,499	80,646
Infosys, Ltd. ADR (b)	24,164	245,748
Larsen & Toubro, Ltd. GDR	4,060	70,400
Mahindra & Mahindra, Ltd. GDR	3,137	36,703
Reliance Industries, Ltd. GDR (d)	4,292	147,430
State Bank of India GDR (a)	1,809	66,843
Suven Life Sciences, Ltd.	46,721	173,923
Tata Motors, Ltd. ADR (a)(b)	2,580	39,629
Tejas Networks, Ltd. (a)(d)	28,815	103,152
Vedanta, Ltd. ADR	4,034	51,635
Wipro, Ltd. ADR (b)	11,504	59,936
		1,171,818

See accompanying notes to financial statements.
57

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
INDONESIA — 0.4%
Astra International Tbk PT	65,900	$ 32,505
Bank Central Asia Tbk PT	59,400	96,266
Bank Mandiri Persero Tbk PT	118,800	53,614
Bank Rakyat Indonesia Persero Tbk PT	347,900	73,542
Gudang Garam Tbk PT	6,500	32,300
Telekomunikasi Indonesia Persero Tbk PT	436,100	106,527
		394,754
IRELAND — 0.3%
Accenture PLC Class A	1,348	229,430
Cairn Homes PLC (a)	7,850	13,312
CRH PLC	2,169	70,994
Hostelworld Group PLC (d)	4,109	11,895
Prothena Corp. PLC (a)	700	9,156
		334,787
ISRAEL — 0.4%
Bank Hapoalim BM	9,013	66,032
Bank Leumi Le-Israel BM	41,050	270,829
Teva Pharmaceutical Industries, Ltd. ADR	1,542	33,215
		370,076
ITALY — 0.6%
Assicurazioni Generali SpA	3,739	64,622
Atlantia SpA	1,000	20,756
Enel SpA	16,473	84,417
Eni SpA	5,671	107,247
Ferrari NV	300	41,326
Intesa Sanpaolo SpA	29,719	75,975
Italgas SpA	1,864	10,119
Luxottica Group SpA	400	27,188
Mediaset SpA (a)	14,615	45,681
Saipem SpA (a)	1,705	10,512
Snam SpA	9,328	38,885
Telecom Italia SpA/Milano (a)	69,438	42,181
UniCredit SpA	3,947	59,433
		628,342
JAPAN — 8.1%
Aisin Seiki Co., Ltd.	1,300	63,292
Asahi Group Holdings, Ltd.	1,300	56,368
Asahi Kasei Corp.	13,000	197,200
Astellas Pharma, Inc.	6,500	113,422
Bridgestone Corp.	1,300	49,134
Canon, Inc.	1,300	41,317
Credit Saison Co., Ltd.	2,600	42,416
Daiichi Sankyo Co., Ltd.	3,900	169,102
Daikin Industries, Ltd.	1,300	173,108
Daiwa Securities Group, Inc.	13,000	79,109
Denso Corp.	2,600	137,319
Eisai Co., Ltd.	1,300	126,584
FUJIFILM Holdings Corp.	2,600	117,084
Fujitsu, Ltd.	1,300	92,660
Hitachi, Ltd.	2,600	88,357
Hokuhoku Financial Group, Inc.	2,600	36,556
Honda Motor Co., Ltd.	2,600	78,720
Security Description	Shares	Value
Hoya Corp.	2,600	$ 154,510
Istyle, Inc.	500	5,929
ITOCHU Corp.	3,900	71,418
Japan Tobacco, Inc.	2,600	67,893
JFE Holdings, Inc.	2,600	59,675
JSR Corp.	2,600	48,550
JXTG Holdings, Inc.	6,500	49,117
Kajima Corp.	6,500	94,480
Kamigumi Co., Ltd.	6,500	143,294
Kansai Electric Power Co., Inc.	2,600	39,211
KDDI Corp.	7,800	215,558
Kobe Steel, Ltd.	3,900	34,679
Komatsu, Ltd. (b)	2,600	79,109
Konica Minolta, Inc.	6,500	69,129
Kyocera Corp.	2,600	156,112
Makita Corp.	2,600	130,246
Marubeni Corp.	13,000	119,030
Marui Group Co., Ltd. (b)	5,300	130,838
Mebuki Financial Group, Inc.	13,900	48,094
Mitsubishi Chemical Holdings Corp.	6,500	62,233
Mitsubishi Corp.	2,600	80,139
Mitsubishi Electric Corp.	13,000	178,144
Mitsubishi Heavy Industries, Ltd.	1,200	46,348
Mitsubishi UFJ Financial Group, Inc.	23,300	145,460
Mitsui & Co., Ltd.	2,600	46,250
Mizuho Financial Group, Inc.	48,000	83,758
MS&AD Insurance Group Holdings, Inc.	2,600	86,846
Murata Manufacturing Co., Ltd.	1,300	199,890
NEC Corp.	200	5,529
Nintendo Co., Ltd.	400	146,005
Nippon Steel & Sumitomo Metal Corp.	3,800	80,409
Nippon Yusen KK (b)	2,400	45,154
Nissan Motor Co., Ltd. (b)	5,200	48,688
Nitto Denko Corp.	1,300	97,467
Nomura Holdings, Inc.	12,900	61,635
NTT Data Corp.	6,500	90,016
NTT DOCOMO, Inc.	2,600	69,930
Obayashi Corp.	13,000	123,150
ORIX Corp.	5,200	84,328
Osaka Gas Co., Ltd.	2,600	50,725
Panasonic Corp.	7,800	90,886
Resona Holdings, Inc.	7,800	43,833
Rohm Co., Ltd.	1,300	94,766
Secom Co., Ltd.	1,300	106,005
Seven & i Holdings Co., Ltd.	1,300	57,913
Shin-Etsu Chemical Co., Ltd.	1,300	115,196
SoftBank Group Corp.	2,600	262,552
Sompo Holdings, Inc.	2,600	110,766
Sony Corp.	3,900	239,181
Sumitomo Chemical Co., Ltd.	13,000	76,110
Sumitomo Corp.	2,600	43,366
Sumitomo Electric Industries, Ltd.	3,900	61,186
Sumitomo Mitsui Financial Group, Inc.	2,600	104,975

See accompanying notes to financial statements.
58

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.	1,300	$ 53,518
T&D Holdings, Inc.	5,200	85,839
Takeda Pharmaceutical Co., Ltd. (b)	1,300	55,635
TDK Corp.	1,300	141,806
Teijin, Ltd.	2,600	49,878
Terumo Corp.	2,600	154,052
Tokio Marine Holdings, Inc.	2,600	129,033
Tokyo Electron, Ltd. (b)	1,300	178,659
Tokyu Corp.	6,600	120,745
Toppan Printing Co., Ltd.	6,500	104,437
Toshiba Corp. (a)	1,300	37,597
Toyota Motor Corp.	5,200	324,814
Toyota Tsusho Corp.	3,900	147,299
UNITED, Inc. (b)	200	4,951
West Japan Railway Co.	1,300	90,657
Yamada Denki Co., Ltd. (b)	5,200	26,324
Yamaha Corp.	3,800	201,400
		8,524,103
LUXEMBOURG — 0.0% (c)
ArcelorMittal	1,486	46,256
MALAYSIA — 0.1%
CIMB Group Holdings Bhd	13,509	19,618
Malayan Banking Bhd	8,860	20,959
Public Bank Bhd	5,600	33,829
Tenaga Nasional Bhd	6,600	24,655
		99,061
MEXICO — 0.4%
America Movil SAB de CV Series L	100,828	81,097
Cemex SAB de CV Series CPO (a)	51,664	36,304
Fomento Economico Mexicano SAB de CV	10,364	102,636
Grupo Financiero Banorte SAB de CV Series O	9,976	72,182
Grupo Mexico SAB de CV Class B	16,592	47,870
Grupo Televisa SAB Series CPO	8,815	31,368
Industrias Penoles SAB de CV	672	11,585
		383,042
NETHERLANDS — 1.5%
Akzo Nobel NV	956	89,431
ASML Holding NV	948	177,167
Heineken NV	701	65,756
ING Groep NV	7,155	92,945
Koninklijke Ahold Delhaize NV	3,877	88,937
Koninklijke DSM NV	1,277	135,330
Koninklijke KPN NV	1,333	3,518
Koninklijke Philips NV	3,109	141,682
Royal Dutch Shell PLC Class A	2,485	85,437
Royal Dutch Shell PLC Class B	12,874	451,438
Wolters Kluwer NV	3,934	245,282
		1,576,923
NORWAY — 0.3%
DNB ASA	4,884	102,708
Norsk Hydro ASA	15,014	90,085
Telenor ASA	3,999	78,131
Security Description	Shares	Value
Yara International ASA	832	$ 40,837
		311,761
PERU — 0.0% (c)
Cia de Minas Buenaventura SAA ADR	347	4,653
PHILIPPINES — 0.0% (c)
PLDT, Inc. ADR	584	15,009
POLAND — 0.0% (c)
Polski Koncern Naftowy ORLEN SA	583	15,974
Powszechna Kasa Oszczednosci Bank Polski SA	1,825	21,240
		37,214
RUSSIA — 0.3%
Gazprom PJSC ADR	870	4,324
LUKOIL PJSC ADR	1,284	98,149
MMC Norilsk Nickel PJSC ADR (b)	1,568	26,954
Mobile TeleSystems PJSC ADR	2,452	20,916
RusHydro PJSC ADR	628	562
Sberbank of Russia PJSC ADR	5,014	63,578
Surgutneftegas PJSC ADR	482	2,747
Tatneft PJSC ADR	1,189	90,958
		308,188
SINGAPORE — 0.3%
CapitaLand, Ltd.	39,000	96,190
Singapore Exchange, Ltd.	26,000	140,242
Singapore Press Holdings, Ltd. (b)	26,000	54,613
Singapore Telecommunications, Ltd.	13,000	30,827
		321,872
SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd.	1,141	9,869
Discovery, Ltd.	17,068	205,039
FirstRand, Ltd.	14,379	68,962
Gold Fields, Ltd.	2,768	6,656
Harmony Gold Mining Co., Ltd.	2,625	4,331
Impala Platinum Holdings, Ltd. (a)	1,776	3,451
MTN Group, Ltd.	5,310	32,863
Naspers, Ltd. Class N	845	182,220
Old Mutual, Ltd.	20,199	42,719
Sanlam, Ltd.	13,313	74,424
Sasol, Ltd.	1,024	39,620
Standard Bank Group, Ltd.	3,440	42,541
		712,695
SOUTH KOREA — 1.7%
Able C&C Co., Ltd. (a)	4,947	62,883
Ahnlab, Inc.	120	5,744
Aprogen pharmaceuticals, Inc. (a)	2,458	8,221
Cell Biotech Co., Ltd.	370	12,142
Celltrion, Inc. (a)	115	30,791
CMG Pharmaceutical Co., Ltd. (a)	1,314	6,835
CrystalGenomics, Inc. (a)	473	9,935
Dae Hwa Pharmaceutical Co., Ltd.	453	11,312
DIO Corp. (a)	2,094	60,786
E-MART, Inc.	29	5,425

See accompanying notes to financial statements.
59

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Genexine Co., Ltd. (a)	101	$ 9,469
Green Cross Cell Corp.	227	15,246
Hana Financial Group, Inc.	444	17,832
Hanall Biopharma Co., Ltd. (a)	284	8,347
Humedix Co., Ltd.	227	6,733
Huons Co., Ltd.	120	10,710
Hyundai Construction Equipment Co., Ltd. (a)	4	442
Hyundai Electric & Energy System Co., Ltd. (a)	4	249
Hyundai Heavy Industries Co., Ltd. (a)	35	4,244
Hyundai Heavy Industries Holdings Co., Ltd. (a)	6	2,191
Hyundai Mobis Co., Ltd.	181	37,203
Hyundai Motor Co.	404	47,165
Hyundai Steel Co.	177	9,016
iNtRON Biotechnology, Inc. (a)	232	8,910
Jayjun Cosmetic Co., Ltd. (a)	642	10,910
JW Holdings Corp.	4,923	35,993
JW Pharmaceutical Corp.	1,048	42,562
KB Financial Group, Inc.	979	47,836
Kia Motors Corp.	325	10,284
Korea Electric Power Corp. ADR (b)	1,073	14,131
KT&G Corp.	364	34,128
LG Chem, Ltd. Preference Shares	550	101,149
LG Electronics, Inc.	140	8,961
LG Household & Health Care, Ltd.	57	65,569
Lotte Chemical Corp.	17	4,261
NAVER Corp.	103	66,485
NHN Entertainment Corp. (a)	33	1,821
NUTRIBIOTECH Co., Ltd. (a)	383	7,907
PHARMA RESEARCH PRODUCTS Co., Ltd.	158	6,388
POSCO ADR	1,470	97,020
Samsung C&T Corp.	171	19,963
Samsung Electronics Co., Ltd. GDR	442	462,774
Samsung Engineering Co., Ltd. (a)	385	6,699
Samsung Fire & Marine Insurance Co., Ltd.	96	24,579
Samsung Heavy Industries Co., Ltd. (a)	1,057	7,699
Samsung Securities Co., Ltd.	380	11,185
SeAH Steel Corp. (f)	1,630	100,658
Sejong Telecom, Inc. (a)	14,867	7,800
Shinhan Financial Group Co., Ltd.	979	39,716
SillaJen, Inc. (a)	89	8,216
SK Holdings Co., Ltd.	93	24,062
SK Hynix, Inc.	1,512	99,641
SK Innovation Co., Ltd.	74	14,343
ViroMed Co., Ltd. (a)	39	8,466
Whanin Pharmaceutical Co., Ltd.	783	15,106
		1,798,143
SPAIN — 0.9%
Acciona SA	1,715	155,493
Acerinox SA	3,933	56,280
ACS Actividades de Construccion y Servicios SA	3,153	134,330
Security Description	Shares	Value
Amadeus IT Group SA	1,307	$ 121,477
Banco Bilbao Vizcaya Argentaria SA	11,710	74,670
Banco Santander SA	26,691	134,407
Iberdrola SA	10,896	80,212
Industria de Diseno Textil SA	2,607	79,062
Repsol SA	2,053	40,931
Telefonica SA	9,437	74,733
		951,595
SWEDEN — 1.0%
Assa Abloy AB Class B	4,438	89,152
Atlas Copco AB Class B	4,130	110,132
Epiroc AB Class B (a)	4,130	42,493
Nordea Bank AB	7,167	78,059
Sandvik AB	3,844	68,186
Securitas AB Class B	5,974	103,953
Skandinaviska Enskilda Banken AB Class A	9,039	100,867
Skanska AB Class B	3,921	76,959
SKF AB Class B	2,789	54,992
Svenska Handelsbanken AB Class A	3,667	46,285
Tele2 AB Class B	2,742	32,991
Telefonaktiebolaget LM Ericsson Class B	7,317	64,900
Telia Co. AB	6,303	28,931
Volvo AB Class A	6,032	106,556
		1,004,456
SWITZERLAND — 2.7%
ABB, Ltd.	5,449	129,364
Adecco Group AG	1,050	55,402
Cie Financiere Richemont SA	1,477	120,966
Credit Suisse Group AG (a)	4,604	69,522
EDAG Engineering Group AG	616	12,292
Ferguson PLC	1,080	91,756
Geberit AG	428	199,453
Givaudan SA	52	128,456
Glencore PLC (a)	7,158	30,962
Kuehne + Nagel International AG	505	80,393
LafargeHolcim, Ltd. (a)	1,008	49,998
Meyer Burger Technology AG (a)(b)	14,789	10,522
Nestle SA	5,222	437,412
Novartis AG	3,556	307,255
Roche Holding AG	1,322	321,771
SGS SA	52	137,559
Swatch Group AG	156	62,333
Swiss Re AG	1,271	117,888
TE Connectivity, Ltd.	2,690	236,532
TRANSOCEAN, Ltd. (a)	959	13,548
UBS Group AG (a)	7,398	117,392
Zurich Insurance Group AG	259	82,250
		2,813,026
TAIWAN — 1.4%
AU Optronics Corp. ADR (b)	26,447	111,342
Chunghwa Telecom Co., Ltd. ADR (b)	3,543	127,229
Gintech Energy Corp. (a)(f)	271,000	129,540

See accompanying notes to financial statements.
60

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd. GDR	27,932	$ 147,202
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,815	565,910
TWi Biotechnology, Inc. (a)	2,104	2,606
TWi Pharmaceuticals, Inc. (a)	35,000	72,905
United Microelectronics Corp. ADR (b)	52,261	134,833
Zinwell Corp.	258,000	166,885
		1,458,452
THAILAND — 0.2%
Bangkok Bank PCL	14,300	96,395
CP ALL PCL NVDR	9,600	20,482
Kasikornbank PCL NVDR	2,300	15,362
PTT PCL (f)	26,000	43,615
Siam Commercial Bank PCL NVDR	3,500	16,125
		191,979
TURKEY — 0.0% (c)
Akbank T.A.S.	9,845	11,341
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	12,413	3,698
Turkiye Garanti Bankasi A/S	11,388	14,616
Turkiye Is Bankasi A/S Class C	10,320	7,593
		37,248
UNITED ARAB EMIRATES — 0.0% (c)
Amlak Finance PJSC (a)	58,054	9,736
UNITED KINGDOM — 5.3%
3i Group PLC	23,879	293,084
Allied Minds PLC (a)	10,476	9,891
Anglo American PLC	3,002	67,451
AO World PLC (a)(b)	5,917	10,803
AstraZeneca PLC	2,380	185,070
BAE Systems PLC	12,005	98,596
Barclays PLC	32,806	73,489
BP PLC	27,978	215,004
British American Tobacco PLC	2,226	104,051
British Land Co. PLC REIT	8,608	69,237
BT Group PLC	28,009	82,291
Burberry Group PLC	2,133	56,048
Capita PLC	2,061	3,841
CNH Industrial NV	1,856	22,312
Cobham PLC (a)	61,257	93,262
Compass Group PLC	5,843	129,990
Countrywide PLC (a)	55,760	8,537
CYBG PLC (b)	1,012	4,357
Diageo PLC	3,661	129,808
Experian PLC	5,003	128,559
Faroe Petroleum PLC (a)	6,285	13,638
Fiat Chrysler Automobiles NV (a)	2,300	40,456
Frontier Developments PLC (a)(b)	821	14,293
G4S PLC	8,392	26,483
GlaxoSmithKline PLC	8,418	168,702
Gulf Keystone Petroleum, Ltd. (a)	2,674	10,060
Hammerson PLC REIT	13,849	82,479
Security Description	Shares	Value
HSBC Holdings PLC	34,272	$ 299,350
Hurricane Energy PLC (a)(b)	16,936	12,920
Imperial Brands PLC	1,348	46,952
Indivior PLC (a)	1,025	2,461
InterContinental Hotels Group PLC	2,705	168,612
iomart Group PLC	3,692	20,871
J Sainsbury PLC	9,923	41,641
Land Securities Group PLC REIT	5,565	64,109
Learning Technologies Group PLC	7,024	15,251
Liberty Global PLC Class A (a)	1,348	38,998
Liberty Global PLC Class C (a)	2,406	67,753
Lloyds Banking Group PLC	116,643	90,155
Marks & Spencer Group PLC	13,701	51,599
Micro Focus International PLC ADR (b)	740	13,675
National Grid PLC	2,553	26,348
Next PLC	972	69,638
nVent Electric PLC	155	4,210
On the Beach Group PLC (d)	1,698	10,961
Ophir Energy PLC (a)	31,201	15,421
Pearson PLC	1,607	18,651
Pentair PLC	155	6,719
Premier Oil PLC (a)	6,590	11,902
Prudential PLC	6,537	149,990
Quilter PLC (d)	6,733	11,792
Randgold Resources, Ltd.	398	28,286
Reckitt Benckiser Group PLC	1,076	98,446
RELX PLC (e)	4,193	88,361
RELX PLC (e)	7,079	148,782
Rio Tinto PLC	2,892	146,327
Rio Tinto, Ltd. (b)	225	12,822
Rolls-Royce Holdings PLC (a)	4,259	54,840
RSA Insurance Group PLC	9,506	71,279
Sage Group PLC	22,900	175,115
Severn Trent PLC	3,365	81,136
Shire PLC ADR	100	18,127
Sky PLC	2,703	60,945
Smith & Nephew PLC	6,104	111,399
Smiths Group PLC	4,701	91,679
Soco International PLC	13,516	15,228
SSE PLC	2,663	39,797
Standard Chartered PLC	6,580	54,607
Standard Life Aberdeen PLC	22,633	90,285
TechnipFMC PLC	1,394	43,878
Tesco PLC	15,916	49,771
Tullow Oil PLC (a)	3,614	12,409
Unilever NV	2,701	150,476
Unilever PLC	2,060	113,256
United Utilities Group PLC	5,987	54,964
Vodafone Group PLC	44,551	95,569
Whitbread PLC	3,842	236,329
WPP PLC	4,635	67,968
		5,613,852
UNITED STATES — 54.3%
3M Co.	1,348	284,037
Abbott Laboratories	5,131	376,410
AbbVie, Inc.	1,322	125,035
Abeona Therapeutics, Inc. (a)(b)	542	6,938

See accompanying notes to financial statements.
61

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Adient PLC (b)	14	$ 550
Adobe Systems, Inc. (a)	2,083	562,306
AdvanSix, Inc. (a)	95	3,225
Aetna, Inc.	2,034	412,597
Aflac, Inc.	5,380	253,237
Agenus, Inc. (a)(b)	5,000	10,700
Agilent Technologies, Inc.	2,690	189,753
AGNC Investment Corp. REIT	1,348	25,113
Alexion Pharmaceuticals, Inc. (a)	1,023	142,207
Allegion PLC	440	39,851
Allergan PLC	302	57,525
Allstate Corp.	2,690	265,503
Alphabet, Inc. Class A (a)	664	801,501
Alphabet, Inc. Class C (a)	664	792,464
Altra Industrial Motion Corp.	68	2,832
Altria Group, Inc.	2,690	162,234
Amazon.com, Inc. (a)	869	1,740,607
American Electric Power Co., Inc.	2,690	190,667
American Express Co.	2,690	286,458
American Tower Corp. REIT	1,348	195,864
Amgen, Inc.	2,302	477,182
Anadarko Petroleum Corp.	1,348	90,869
Annaly Capital Management, Inc. REIT	2,690	27,519
Anthem, Inc.	1,348	369,419
Apache Corp.	648	30,890
Apple, Inc.	9,606	2,168,458
Applied Materials, Inc.	5,641	218,025
Arbor Realty Trust, Inc. REIT (b)	1,300	14,924
Archer-Daniels-Midland Co.	4,038	202,990
Armada Hoffler Properties, Inc. REIT	2,800	42,308
Arrowhead Pharmaceuticals, Inc. (a)(b)	800	15,336
AT&T, Inc.	15,605	524,016
Automatic Data Processing, Inc.	1,348	203,090
Avanos Medical, Inc. (a)	168	11,508
Baker Hughes a GE Co.	1,142	38,634
Bank of America Corp.	23,383	688,863
Bank of New York Mellon Corp.	4,138	210,997
Basic Energy Services, Inc. (a)	1,100	10,989
Baxter International, Inc.	2,633	202,978
Becton Dickinson and Co.	1,348	351,828
Bellicum Pharmaceuticals, Inc. (a)(b)	1,626	10,016
Berkshire Hathaway, Inc. Class B (a)	1,565	335,082
Biogen, Inc. (a)	827	292,187
Boeing Co.	1,348	501,321
Booking Holdings, Inc. (a)	105	208,320
Brighthouse Financial, Inc. (a)	398	17,608
Bristol-Myers Squibb Co.	4,138	256,887
Broadcom, Inc.	1,007	248,457
C.H. Robinson Worldwide, Inc.	1,348	131,996
California Resources Corp. (a)	88	4,271
Capital One Financial Corp.	1,348	127,966
Cara Therapeutics, Inc. (a)	759	18,178
Carnival Corp.	1,348	85,962
Caterpillar, Inc.	1,348	205,557
Security Description	Shares	Value
Cato Corp. Class A	400	$ 8,408
CBS Corp. Class B	2,400	137,880
CDK Global, Inc.	443	27,714
Celgene Corp. (a)	2,698	241,444
CenturyLink, Inc.	1,090	23,108
Charles Schwab Corp.	6,935	340,855
Charter Communications, Inc. Class A (a)	573	186,729
Chemours Co.	457	18,024
Chesapeake Energy Corp. (a)(b)	1,838	8,253
Chevron Corp.	3,420	418,198
Chubb, Ltd.	2,054	274,497
Church & Dwight Co., Inc.	4,170	247,573
Cisco Systems, Inc.	13,669	664,997
Citigroup, Inc.	6,996	501,893
Citrix Systems, Inc. (a)	1,348	149,844
Clorox Co.	1,348	202,753
Coca-Cola Co.	5,394	249,149
Cognizant Technology Solutions Corp. Class A	2,698	208,151
Colgate-Palmolive Co.	2,690	180,096
Comcast Corp. Class A	6,948	246,029
Community Healthcare Trust, Inc. REIT	1,734	53,719
Conagra Brands, Inc.	2,690	91,379
ConocoPhillips	2,690	208,206
Corning, Inc.	5,394	190,408
Costco Wholesale Corp.	1,348	316,618
Coty, Inc. Class A (b)	714	8,968
CSX Corp.	3,543	262,359
Cummins, Inc.	1,348	196,902
CVS Health Corp.	2,690	211,757
Cymabay Therapeutics, Inc. (a)	700	7,756
Danaher Corp.	2,690	292,295
Deere & Co.	1,348	202,645
Dell Technologies, Inc. Class V (a)	602	58,466
Dermira, Inc. (a)	1,000	10,900
Devon Energy Corp.	648	25,881
Discover Financial Services	2,690	205,650
Dollar Tree, Inc. (a)	1,815	148,013
DowDuPont, Inc.	7,752	498,531
Duke Energy Corp.	1,464	117,149
DXC Technology Co.	499	46,666
Easterly Government Properties, Inc. REIT	7,587	146,960
Eaton Corp. PLC	2,690	233,304
eBay, Inc. (a)	4,038	133,335
Ecolab, Inc.	1,348	211,339
Edison International	2,690	182,059
Eli Lilly & Co.	2,690	288,664
Emerson Electric Co.	2,690	206,000
Entercom Communications Corp. Class A (b)	1,575	12,443
EOG Resources, Inc.	2,698	344,184
Equity Residential REIT	1,348	89,318
Estee Lauder Cos., Inc. Class A	1,348	195,891
Exelon Corp.	2,690	117,445
Express Scripts Holding Co. (a)	1,882	178,809

See accompanying notes to financial statements.
62

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Exxon Mobil Corp.	7,474	$ 635,439
Facebook, Inc. Class A (a)	3,611	593,865
Fastenal Co. (b)	1,348	78,211
FedEx Corp.	1,348	324,585
FirstEnergy Corp. (b)	2,690	99,987
Ford Motor Co.	10,767	99,595
Fortive Corp.	1,314	110,639
Franklin Resources, Inc.	4,038	122,796
Freeport-McMoRan, Inc.	890	12,389
GCI Liberty, Inc. Class A (a)	340	17,340
General Dynamics Corp.	1,348	275,963
General Electric Co.	6,368	71,895
General Mills, Inc.	1,348	57,856
General Motors Co.	2,690	90,572
Geron Corp. (a)	3,360	5,914
Gilead Sciences, Inc.	3,569	275,562
Gladstone Commercial Corp. REIT	4,877	93,395
GNC Holdings, Inc. Class A (a)	2,400	9,936
Gogo, Inc. (a)(b)	2,400	12,456
Goldman Sachs Group, Inc.	1,348	302,276
Halliburton Co.	2,690	109,026
HCP, Inc. REIT	4,038	106,280
Hershey Co.	1,348	137,496
Hess Corp.	1,348	96,490
Hewlett Packard Enterprise Co.	5,394	87,976
Home Depot, Inc.	2,713	561,998
Honeywell International, Inc.	2,690	447,616
Hovnanian Enterprises, Inc. Class A (a)(b)	14,562	23,299
HP, Inc.	5,394	139,003
Illinois Tool Works, Inc.	2,034	287,038
ImmunoGen, Inc. (a)	759	7,188
Ingersoll-Rand PLC	2,690	275,187
Intel Corp.	10,631	502,740
International Business Machines Corp.	2,172	328,428
Intuit, Inc.	1,348	306,535
Iron Mountain, Inc. REIT	31	1,070
J.M. Smucker Co.	1,348	138,318
Johnson & Johnson	4,068	562,076
Johnson Controls International PLC	3,566	124,810
JPMorgan Chase & Co.	8,236	929,350
Juniper Networks, Inc.	2,690	80,619
Kellogg Co.	1,348	94,387
Keysight Technologies, Inc. (a)	1,347	89,279
Kimberly-Clark Corp.	1,348	153,187
Kinder Morgan, Inc.	1,987	35,230
Kohl's Corp. (b)	1,348	100,493
Kraft Heinz Co.	220	12,124
L Brands, Inc.	509	15,423
Lamb Weston Holdings, Inc.	895	59,607
Las Vegas Sands Corp.	1,348	79,977
Leidos Holdings, Inc.	339	23,445
Liberty Expedia Holdings, Inc. Class A (a)	228	10,725
Liberty TripAdvisor Holdings, Inc. Class A (a)	182	2,703
Lockheed Martin Corp.	1,086	375,713
Security Description	Shares	Value
LogMeIn, Inc.	231	$ 20,582
Lowe's Cos., Inc.	4,038	463,643
LyondellBasell Industries NV Class A	1,348	138,183
Macy's, Inc.	2,390	83,005
Marathon Oil Corp.	4,038	94,005
Marathon Petroleum Corp.	2,699	215,839
Marsh & McLennan Cos., Inc.	2,690	222,517
Mastercard, Inc. Class A	882	196,342
Mattel, Inc. (a)(b)	269	4,223
McCormick & Co., Inc.	2,027	267,057
McDonald's Corp.	1,348	225,507
McKesson Corp.	1,023	135,701
Medifast, Inc.	100	22,155
Medtronic PLC	5,836	574,087
Merck & Co., Inc.	5,494	389,744
MetLife, Inc.	4,038	188,655
MGP Ingredients, Inc. (b)	100	7,898
Micron Technology, Inc. (a)	300	13,569
Microsoft Corp.	15,107	1,727,788
Mondelez International, Inc. Class A	1,348	57,910
Morgan Stanley	4,038	188,050
Mosaic Co.	1,348	43,783
National Oilwell Varco, Inc.	648	27,916
Nektar Therapeutics (a)	108	6,584
NetApp, Inc.	1,348	115,780
Netflix, Inc. (a)	517	193,425
Newmont Mining Corp.	1,348	40,710
News Corp. Class A	819	10,803
NexPoint Residential Trust, Inc. REIT	5,419	179,911
NextEra Energy, Inc.	1,348	225,925
NIKE, Inc. Class B	4,607	390,305
Noble Energy, Inc.	1,690	52,711
Norfolk Southern Corp.	1,348	243,314
Northrop Grumman Corp.	915	290,394
Novavax, Inc. (a)	4,010	7,539
NOW, Inc. (a)	336	5,561
NVIDIA Corp.	867	243,644
Occidental Petroleum Corp.	2,690	221,037
Oracle Corp.	9,713	500,802
O'Reilly Automotive, Inc. (a)	560	194,499
Paratek Pharmaceuticals, Inc. (a)(b)	1,000	9,700
Parker-Hannifin Corp.	1,348	247,938
PayPal Holdings, Inc. (a)	4,138	363,482
Penn Virginia Corp. (a)	100	8,054
PepsiCo, Inc.	2,690	300,742
Perrigo Co. PLC	23	1,628
Perspecta, Inc.	249	6,404
Pfizer, Inc.	13,821	609,091
PG&E Corp. (a)	1,348	62,021
Philip Morris International, Inc.	2,690	219,343
Phillips 66	659	74,282
Pioneer Natural Resources Co.	915	159,384
PNC Financial Services Group, Inc.	1,348	183,584
PPL Corp.	4,038	118,152
Praxair, Inc.	1,348	216,664

See accompanying notes to financial statements.
63

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Procter & Gamble Co.	2,942	$ 244,863
Progenics Pharmaceuticals, Inc. (a)(b)	2,168	13,593
Prologis, Inc. REIT	4,138	280,515
Prudential Financial, Inc.	2,040	206,693
PTC Therapeutics, Inc. (a)	325	15,275
Public Service Enterprise Group, Inc.	2,690	142,005
Public Storage REIT	1,129	227,640
QUALCOMM, Inc. (b)	4,138	298,060
Qurate Retail, Inc. (a)	2,690	59,745
Raytheon Co.	1,348	278,578
REGENXBIO, Inc. (a)	100	7,550
Retail Opportunity Investments Corp. REIT (b)	11,076	206,789
Ross Stores, Inc.	2,374	235,263
salesforce.com, Inc. (a)	2,781	442,262
Sarepta Therapeutics, Inc. (a)	100	16,151
Schlumberger, Ltd.	4,060	247,335
Seagate Technology PLC	1,348	63,828
Seres Therapeutics, Inc. (a)(b)	1,400	10,626
Simon Property Group, Inc. REIT	1,348	238,259
Southern Co.	1,348	58,773
Spirit MTA REIT	2,000	23,040
Starbucks Corp.	5,478	311,370
State Street Corp. (g)	1,348	112,935
Synchrony Financial	1,503	46,713
Sysco Corp.	2,690	197,043
Tabula Rasa HealthCare, Inc. (a)	200	16,238
Tapestry, Inc.	1,348	67,764
Target Corp.	1,348	118,907
TechTarget, Inc. (a)	1,800	34,956
Tesla, Inc. (a)	108	28,595
Texas Instruments, Inc.	4,138	443,966
Thermo Fisher Scientific, Inc.	2,062	503,293
TJX Cos., Inc.	2,690	301,334
Travelers Cos., Inc.	1,348	174,849
Twenty-First Century Fox, Inc. Class A	6,835	316,666
Twitter, Inc. (a)	617	17,560
Tyson Foods, Inc. Class A	3,219	191,627
UMH Properties, Inc. REIT	7,695	120,350
Union Pacific Corp.	2,047	333,313
Unisys Corp. (a)(b)	700	14,280
United Financial Bancorp, Inc.	11,281	189,859
United Parcel Service, Inc. Class B	1,348	157,379
United Technologies Corp.	1,348	188,464
UnitedHealth Group, Inc.	2,710	720,968
Universal Corp.	100	6,500
US Bancorp	4,138	218,528
Valero Energy Corp.	2,690	305,987
Vanda Pharmaceuticals, Inc. (a)	434	9,960
Vector Group, Ltd. (b)	9,325	128,499
Verizon Communications, Inc.	4,661	248,851
Viacom, Inc. Class B	848	28,628
Visa, Inc. Class A	5,546	832,399
Walmart, Inc.	2,690	252,618
Walgreens Boots Alliance, Inc.	2,690	196,101
Security Description	Shares	Value
Walt Disney Co.	4,238	$ 495,592
Waste Management, Inc.	2,690	243,068
Wells Fargo & Co.	10,733	564,126
Western Digital Corp.	1,670	97,762
Whitestone REIT (b)	800	11,104
Williams Cos., Inc.	2,438	66,289
Windstream Holdings, Inc. (a)(b)	1,863	9,129
Yum! Brands, Inc.	1,348	122,547
ZIOPHARM Oncology, Inc. (a)(b)	3,700	11,840
Zoetis, Inc.	155	14,192
		57,297,930
TOTAL COMMON STOCKS (Cost $87,352,560)		104,999,237

WARRANTS — 0.0% (c)
CANADA — 0.0% (c)
Australis Capital, Inc. (expiring 9/19/19) (a) (Cost $166)	31	56
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (h) (i)	293,349	293,349
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	1,503,297	1,503,297
TOTAL SHORT-TERM INVESTMENTS (Cost $1,796,646)		1,796,646
TOTAL INVESTMENTS — 101.3% (Cost $89,149,372)		106,795,939
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(1,353,067)
NET ASSETS — 100.0%		$ 105,442,872

See accompanying notes to financial statements.
64

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $273,813 representing 0.3% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 2,406,953	$ —	$—	$ 2,406,953
Austria	102,743	—	—	102,743
Belgium	320,248	—	—	320,248
Brazil	620,740	—	—	620,740
Canada	3,308,943	—	—	3,308,943
Chile	31,888	—	—	31,888
China	3,097,288	—	—	3,097,288
Colombia	11,765	—	—	11,765
Denmark	827,552	—	—	827,552
Finland	428,380	—	—	428,380
France	3,193,478	—	—	3,193,478
Germany	2,919,928	—	—	2,919,928
Hong Kong	1,241,278	—	—	1,241,278
Hungary	71,082	—	—	71,082
India	1,171,818	—	—	1,171,818
Indonesia	394,754	—	—	394,754
Ireland	334,787	—	—	334,787
Israel	370,076	—	—	370,076
Italy	628,342	—	—	628,342
Japan	8,524,103	—	—	8,524,103
Luxembourg	46,256	—	—	46,256
Malaysia	99,061	—	—	99,061
Mexico	383,042	—	—	383,042
Netherlands	1,576,923	—	—	1,576,923
Norway	311,761	—	—	311,761
See accompanying notes to financial statements.
65

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Peru	$ 4,653	$ —	$—	$ 4,653
Philippines	15,009	—	—	15,009
Poland	37,214	—	—	37,214
Russia	308,188	—	—	308,188
Singapore	321,872	—	—	321,872
South Africa	712,695	—	—	712,695
South Korea	1,697,485	100,658	—	1,798,143
Spain	951,595	—	—	951,595
Sweden	1,004,456	—	—	1,004,456
Switzerland	2,813,026	—	—	2,813,026
Taiwan	1,328,912	129,540	—	1,458,452
Thailand	148,364	43,615	—	191,979
Turkey	37,248	—	—	37,248
United Arab Emirates	9,736	—	—	9,736
United Kingdom	5,613,852	—	—	5,613,852
United States	57,297,930	—	—	57,297,930
Warrants
Canada	56	—	—	56
Short-Term Investments	1,796,646	—	—	1,796,646
TOTAL INVESTMENTS	$106,522,126	$273,813	$—	$106,795,939
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	1,244	$ 118,852	$ 10,330	$ —	$—	$(16,247)	1,348	$ 112,935	$ 2,245	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,517	55,517	4,376,512	4,138,680	—	—	293,349	293,349	3,194	—
State Street Navigator Securities Lending Government Money Market Portfolio	985,141	985,141	14,750,512	14,232,356	—	—	1,503,297	1,503,297	21,172	—
Total		$1,159,510	$19,137,354	$18,371,036	$—	$(16,247)		$1,909,581	$26,611	$—
See accompanying notes to financial statements.
66

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS - 99.5%
ARGENTINA – 0.0% (a)
Other Security	140	$ 47,666
AUSTRALIA – 1.9%
Other Securities	338,067	3,135,805
AUSTRIA – 0.1%
Other Securities	2,547	92,063
BELGIUM – 0.2%
Other Securities	4,535	346,775
BERMUDA – 0.0% (a)
Other Security	2,351	45,374
BRAZIL – 0.7%
Other Securities	142,621	1,118,436
CANADA – 3.2%
Other Securities	205,544	5,369,582
CHILE – 0.2%
Other Securities	128,349	296,679
CHINA – 3.2%
Alibaba Group Holding, Ltd. ADR (b)	4,011	660,852
Tencent Holdings, Ltd.	20,684	854,333
Other Securities	3,458,451	3,840,483
		5,355,668
COLOMBIA – 0.3%
Other Securities	252,124	426,968
DENMARK – 0.5%
Other Securities	14,069	751,236
FINLAND – 0.3%
Other Securities	25,181	412,564
FRANCE – 3.6%
Other Securities	109,045	5,907,112
GERMANY – 2.9%
Other Securities	80,063	4,794,147
HONG KONG – 1.2%
Hanergy Thin Film Power Group, Ltd. (b)(c)	24,000	—
Other Securities	357,190	1,898,389
		1,898,389
HUNGARY – 0.0% (a)
Other Security	956	35,429
INDIA – 0.9%
Other Securities	156,468	1,562,550
INDONESIA – 0.2%
Other Securities	921,050	384,059
IRELAND – 0.4%
Other Securities	11,659	621,196
ISRAEL – 0.2%
Other Securities	14,625	305,773
ITALY – 0.5%
Other Securities	226,047	895,984
Security Description	Shares	Value
JAPAN – 7.6%
Mitsui & Co., Ltd.	31,300	$ 556,778
Toyota Motor Corp.	9,100	568,425
Other Securities	578,932	11,486,927
		12,612,130
LUXEMBOURG – 0.1%
Other Securities	6,183	115,256
MACAU – 0.0% (a)
Other Securities	16,400	32,573
MALAYSIA – 0.3%
Other Securities	302,135	514,284
MEXICO – 0.4%
Other Securities	275,962	681,606
NETHERLANDS – 1.0%
Other Securities	62,762	1,718,839
NEW ZEALAND – 0.1%
Other Security	45,729	99,588
NORWAY – 0.3%
Other Securities	31,279	552,647
PERU – 0.1%
Other Securities	4,222	220,284
PHILIPPINES – 0.0% (a)
Other Securities	36,290	57,851
POLAND – 0.1%
Other Securities	8,601	138,989
PORTUGAL – 0.1%
Other Security	10,943	217,219
QATAR – 0.1%
Other Securities	11,911	209,445
ROMANIA – 0.0% (a)
Other Security	3,564	32,373
RUSSIA – 0.2%
Other Securities	57,305	338,822
SINGAPORE – 0.4%
Other Securities	198,464	670,284
SOUTH AFRICA – 0.7%
Other Securities	200,004	1,152,130
SOUTH KOREA – 1.6%
Samsung Electronics Co., Ltd.	17,168	718,912
Other Securities	35,899	1,856,750
		2,575,662
SPAIN – 1.0%
Other Securities	166,590	1,650,699
SWEDEN – 0.9%
Other Securities	84,986	1,419,748
SWITZERLAND – 2.5%
Nestle SA	11,311	947,447
Novartis AG	7,738	668,599
Roche Holding AG	2,519	613,117

See accompanying notes to financial statements.
67

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Other Securities	36,366	$ 1,983,069
		4,212,232
TAIWAN – 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	95,000	816,739
Other Securities	1,180,374	1,372,634
		2,189,373
THAILAND – 0.2%
Other Securities	285,664	368,578
TURKEY – 0.0% (a)
Other Securities	57,720	53,137
UNITED ARAB EMIRATES – 0.1%
Other Securities	14,983	86,946
UNITED KINGDOM – 5.1%
HSBC Holdings PLC	75,744	661,588
Other Securities	1,024,968	7,817,270
		8,478,858
UNITED STATES – 54.8%
Alphabet, Inc. Class A (b)	1,226	1,479,880
Alphabet, Inc. Class C (b)	937	1,118,281
Amazon.com, Inc. (b)	1,457	2,918,371
Amgen, Inc.	2,587	536,259
Apple, Inc.	18,042	4,072,801
AT&T, Inc.	26,431	887,553
Bank of America Corp.	35,067	1,033,074
Berkshire Hathaway, Inc. Class B (b)	3,934	842,309
Boeing Co.	2,153	800,701
Cisco Systems, Inc.	17,875	869,619
Citigroup, Inc.	9,959	714,459
Coca-Cola Co.	17,332	800,565
Comcast Corp. Class A	16,710	591,701
Eversource Energy	9,134	561,193
Facebook, Inc. Class A (b)	8,335	1,370,774
Home Depot, Inc.	4,500	932,175
Honeywell International, Inc.	3,235	538,304
Intel Corp.	17,692	836,655
International Business Machines Corp.	3,741	565,677
Johnson & Johnson	10,131	1,399,800
JPMorgan Chase & Co.	12,184	1,374,843
Mastercard, Inc. Class A	3,512	781,806
McDonald's Corp.	3,282	549,046
Merck & Co., Inc.	10,335	733,165
Microsoft Corp.	26,598	3,042,013
Netflix, Inc. (b)	1,667	623,675
NVIDIA Corp.	2,164	608,127
ONEOK, Inc.	10,261	695,593
Oracle Corp.	12,175	627,743
PepsiCo, Inc.	5,117	572,081
Pfizer, Inc.	21,952	967,425
Phillips 66	7,080	798,058
Procter & Gamble Co.	9,839	818,900
Schlumberger, Ltd.	9,244	563,144
State Street Corp. (d)	1,224	102,547
UnitedHealth Group, Inc.	3,624	964,129
Security Description	Shares	Value
Valero Energy Corp.	4,687	$ 533,146
Verizon Communications, Inc.	14,888	794,870
Visa, Inc. Class A	6,876	1,032,019
Walt Disney Co.	5,904	690,414
Wells Fargo & Co.	16,835	884,848
Other Securities	679,901	50,299,297
		90,927,040
TOTAL COMMON STOCKS (Cost $132,579,776)		165,130,048
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e)(f)	258,097	258,097
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	1,758,501	1,758,501
TOTAL SHORT-TERM INVESTMENTS (Cost $2,016,598)		2,016,598
TOTAL INVESTMENTS - 100.7% (Cost $134,596,374)		167,146,646
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(1,184,914)
NET ASSETS - 100.0%		$ 165,961,732

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
68

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018 and reflects the complete schedule of portfolio holdings.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$ 47,666	$ —	$—	$ 47,666
Australia	3,135,805	—	—	3,135,805
Austria	92,063	—	—	92,063
Belgium	346,775	—	—	346,775
Bermuda	45,374	—	—	45,374
Brazil	1,118,436	—	—	1,118,436
Canada	5,369,582	—	—	5,369,582
Chile	296,679	—	—	296,679
China	5,355,668	—	—	5,355,668
Colombia	426,968	—	—	426,968
Denmark	751,236	—	—	751,236
Finland	412,564	—	—	412,564
France	5,907,112	—	—	5,907,112
Germany	4,794,147	—	—	4,794,147
Hong Kong	1,898,389	—	0(a)	1,898,389
Hungary	35,429	—	—	35,429
India	1,562,550	—	—	1,562,550
Indonesia	384,059	—	—	384,059
Ireland	621,196	—	—	621,196
Israel	305,773	—	—	305,773
Italy	895,984	—	—	895,984
Japan	12,612,130	—	—	12,612,130
Luxembourg	115,256	—	—	115,256
Macau	32,573	—	—	32,573
Malaysia	514,284	—	—	514,284
Mexico	681,606	—	—	681,606
Netherlands	1,718,839	—	—	1,718,839
New Zealand	99,588	—	—	99,588
Norway	552,647	—	—	552,647
Peru	220,284	—	—	220,284
Philippines	57,851	—	—	57,851
Poland	138,989	—	—	138,989
Portugal	217,219	—	—	217,219
Qatar	209,445	—	—	209,445
Romania	32,373	—	—	32,373
Russia	338,822	—	—	338,822
Singapore	670,284	—	—	670,284
South Africa	1,152,130	—	—	1,152,130
South Korea	2,575,662	—	—	2,575,662
Spain	1,650,699	—	—	1,650,699
Sweden	1,419,748	—	—	1,419,748
Switzerland	4,212,232	—	—	4,212,232
Taiwan	2,189,373	—	—	2,189,373
Thailand	154,335	214,243	—	368,578
Turkey	53,137	—	—	53,137
United Arab Emirates	86,946	—	—	86,946
United Kingdom	8,478,858	—	—	8,478,858
See accompanying notes to financial statements.
69

SPDR MSCI ACWI LOW CARBON TARGET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United States	$ 90,927,040	$ —	$—	$ 90,927,040
Short-Term Investments	2,016,598	—	—	2,016,598
TOTAL INVESTMENTS	$166,932,403	$214,243	$—	$167,146,646

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	1,555	$148,565	$ 6,772	$ 38,138	$6,070	$(20,722)	1,224	$ 102,547	$ 2,060	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	215,632	215,632	5,478,743	5,436,278	—	—	258,097	258,097	3,128	—
State Street Navigator Securities Lending Government Money Market Portfolio	378,038	378,038	19,798,344	18,417,881	—	—	1,758,501	1,758,501	16,378	—
Total		$742,235	$25,283,859	$23,892,297	$6,070	$(20,722)		$2,119,145	$21,566	$—
See accompanying notes to financial statements.
70

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.9%
Bombardier, Inc. Class B (a)	33,573	$ 119,477
CAE, Inc.	4,287	86,960
		206,437
AIRLINES — 0.3%
Air Canada (a)	3,810	81,352
AUTO COMPONENTS — 1.2%
Magna International, Inc.	5,587	293,268
BANKS — 27.9%
Bank of Montreal	10,270	846,484
Bank of Nova Scotia (b)	19,778	1,178,020
Canadian Imperial Bank of Commerce (b)	7,133	667,884
National Bank of Canada (b)	5,437	271,345
Royal Bank of Canada	23,136	1,853,243
Toronto-Dominion Bank	29,599	1,797,328
		6,614,304
CAPITAL MARKETS — 3.5%
Brookfield Asset Management, Inc. Class A	12,368	550,082
CI Financial Corp.	3,982	63,183
IGM Financial, Inc. (b)	1,337	36,720
Thomson Reuters Corp.	4,169	190,098
		840,083
CHEMICALS — 2.9%
Methanex Corp.	1,294	102,070
Nutrien, Ltd.	10,099	582,689
		684,759
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Ritchie Bros Auctioneers, Inc.	1,730	62,382
Waste Connections, Inc.	4,200	334,545
		396,927
CONSTRUCTION & ENGINEERING — 0.9%
SNC-Lavalin Group, Inc.	2,816	114,744
WSP Global, Inc.	1,656	90,564
		205,308
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. Class B	2,324	104,675
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Australis Capital, Inc. (a)	64	114
Onex Corp.	1,339	91,501
		91,615
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
BCE, Inc.	14,400	582,974
TELUS Corp.	9,546	351,605
		934,579
ELECTRIC UTILITIES — 1.7%
Emera, Inc. (b)	3,700	114,956
Fortis, Inc.	6,741	218,407
Security Description	Shares	Value
Hydro One, Ltd. (c)	4,896	$ 74,391
		407,754
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
Canadian Apartment Properties REIT	2,270	83,751
H&R Real Estate Investment Trust	4,502	69,205
RioCan Real Estate Investment Trust	5,176	98,827
SmartCentres Real Estate Investment Trust	1,181	27,876
		279,659
FOOD & STAPLES RETAILING — 3.1%
Alimentation Couche-Tard, Inc. Class B	6,790	339,395
Empire Co., Ltd. Class A	2,738	49,863
George Weston, Ltd.	752	56,880
Loblaw Cos., Ltd.	3,150	161,716
Metro, Inc.	4,105	127,602
		735,456
FOOD PRODUCTS — 0.5%
Saputo, Inc.	4,181	124,272
GAS UTILITIES — 0.2%
AltaGas, Ltd. (b)	2,834	45,056
HOTELS, RESTAURANTS & LEISURE — 0.9%
Restaurant Brands International, Inc. (b)	3,708	219,393
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Northland Power, Inc.	1,860	31,225
INSURANCE — 7.4%
Fairfax Financial Holdings, Ltd.	435	236,157
Great-West Lifeco, Inc.	4,476	108,524
Industrial Alliance Insurance & Financial Services, Inc.	1,755	70,127
Intact Financial Corp.	2,222	184,622
Manulife Financial Corp.	31,838	568,729
Power Corp. of Canada	5,422	117,702
Power Financial Corp.	3,946	90,331
Sun Life Financial, Inc. (b)	9,753	387,449
		1,763,641
IT SERVICES — 2.1%
CGI Group, Inc. Class A (a)	4,019	258,937
Shopify, Inc. Class A (a)	1,411	231,747
		490,684
MEDIA — 0.8%
Quebecor, Inc. Class B	2,490	49,892
Shaw Communications, Inc. Class B	7,004	136,385
		186,277
METALS & MINING — 5.4%
Agnico Eagle Mines, Ltd.	3,745	127,827
Barrick Gold Corp.	18,682	206,534
First Quantum Minerals, Ltd.	10,919	124,260
Franco-Nevada Corp.	2,936	183,529
Goldcorp, Inc.	13,910	141,618

See accompanying notes to financial statements.
71

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Kinross Gold Corp. (a)	19,984	$ 54,420
Lundin Mining Corp.	11,678	61,796
Teck Resources, Ltd. Class B	9,058	218,146
Turquoise Hill Resources, Ltd. (a)	15,897	33,821
Wheaton Precious Metals Corp.	7,106	124,242
		1,276,193
MULTI-UTILITIES — 0.7%
Algonquin Power & Utilities Corp.	7,470	77,208
Atco, Ltd. Class I	1,618	47,253
Canadian Utilities, Ltd. Class A (b)	1,911	46,955
		171,416
MULTILINE RETAIL — 1.1%
Canadian Tire Corp., Ltd. Class A	980	114,740
Dollarama, Inc.	4,825	151,887
		266,627
OIL, GAS & CONSUMABLE FUELS — 19.7%
ARC Resources, Ltd.	5,645	62,887
Cameco Corp.	6,339	72,237
Canadian Natural Resources, Ltd.	19,211	627,189
Cenovus Energy, Inc.	16,353	164,087
Crescent Point Energy Corp.	8,758	55,694
Enbridge Income Fund Holdings, Inc. (b)	2,200	53,392
Enbridge, Inc.	27,299	880,259
Encana Corp.	15,445	202,293
Husky Energy, Inc.	4,905	86,063
Imperial Oil, Ltd.	4,068	131,551
Inter Pipeline, Ltd.	6,157	106,697
Keyera Corp.	3,279	87,797
Pembina Pipeline Corp.	8,058	273,608
PrairieSky Royalty, Ltd. (b)	3,743	65,704
Seven Generations Energy, Ltd. Class A (a)	4,589	54,673
Suncor Energy, Inc.	26,215	1,013,636
Tourmaline Oil Corp.	4,075	71,689
TransCanada Corp. (b)	14,292	577,827
Vermilion Energy, Inc. (b)	2,337	76,948
		4,664,231
PAPER & FOREST PRODUCTS — 0.2%
West Fraser Timber Co., Ltd. (b)	941	53,515
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
First Capital Realty, Inc.	2,611	39,389
ROAD & RAIL — 6.5%
Canadian National Railway Co.	11,793	1,057,410
Canadian Pacific Railway, Ltd.	2,288	483,638
		1,541,048
SOFTWARE — 2.0%
BlackBerry, Ltd. (a)	8,533	96,513
Constellation Software, Inc.	311	228,539
Security Description	Shares	Value
Open Text Corp.	4,186	$ 159,169
		484,221
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Gildan Activewear, Inc.	3,339	101,518
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Rogers Communications, Inc. Class B	5,777	296,895
TOTAL COMMON STOCKS (Cost $23,046,213)		23,631,777
WARRANTS — 0.0% (d)
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Australis Capital, Inc. (expiring 9/19/19) (a) (Cost $342)	64	116
TOTAL WARRANTS (Cost $342)		116
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f)	516	516
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	751,313	751,313
TOTAL SHORT-TERM INVESTMENTS (Cost $751,829)		751,829
TOTAL INVESTMENTS — 102.7% (Cost $23,798,384)		24,383,722
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(645,842)
NET ASSETS — 100.0%		$ 23,737,880

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

See accompanying notes to financial statements.
72

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 206,437	$—	$—	$ 206,437
Airlines	81,352	—	—	81,352
Auto Components	293,268	—	—	293,268
Banks	6,614,304	—	—	6,614,304
Capital Markets	840,083	—	—	840,083
Chemicals	684,759	—	—	684,759
Commercial Services & Supplies	396,927	—	—	396,927
Construction & Engineering	205,308	—	—	205,308
Containers & Packaging	104,675	—	—	104,675
Diversified Financial Services	91,615	—	—	91,615
Diversified Telecommunication Services	934,579	—	—	934,579
Electric Utilities	407,754	—	—	407,754
Equity Real Estate Investment Trusts (REITs)	279,659	—	—	279,659
Food & Staples Retailing	735,456	—	—	735,456
Food Products	124,272	—	—	124,272
Gas Utilities	45,056	—	—	45,056
Hotels, Restaurants & Leisure	219,393	—	—	219,393
Independent Power & Renewable Electricity Producers	31,225	—	—	31,225
Insurance	1,763,641	—	—	1,763,641
IT Services	490,684	—	—	490,684
Media	186,277	—	—	186,277
Metals & Mining	1,276,193	—	—	1,276,193
Multi-Utilities	171,416	—	—	171,416
Multiline Retail	266,627	—	—	266,627
Oil, Gas & Consumable Fuels	4,664,231	—	—	4,664,231
Paper & Forest Products	53,515	—	—	53,515
Real Estate Management & Development	39,389	—	—	39,389
Road & Rail	1,541,048	—	—	1,541,048
Software	484,221	—	—	484,221
Textiles, Apparel & Luxury Goods	101,518	—	—	101,518
Wireless Telecommunication Services	296,895	—	—	296,895
Warrants
Diversified Financial Services	116	—	—	116
Short-Term Investments	751,829	—	—	751,829
TOTAL INVESTMENTS	$24,383,722	$—	$—	$24,383,722
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,104	$13,104	$ 926,114	$ 938,702	$—	$—	516	$ 516	$ 320	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	18,567,062	17,815,749	—	—	751,313	751,313	3,936	—
Total		$13,104	$19,493,176	$18,754,451	$—	$—		$751,829	$4,256	$—
See accompanying notes to financial statements.
73

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AEROSPACE & DEFENSE — 1.4%
AECC Aero Science and Technology Co., Ltd. Class A	1,400	$ 2,769
AECC Aero-Engine Control Co., Ltd. Class A	1,900	3,800
AECC Aviation Power Co., Ltd. Class A	1,900	6,649
AVIC Aircraft Co., Ltd. Class A	2,200	5,081
AVIC Electromechanical Systems Co., Ltd. Class A	3,000	3,665
AVIC Helicopter Co., Ltd. Class A	500	2,899
AVIC Shenyang HeiBao Co., Ltd. Class A (a)	700	3,879
Changchun UP Optotech Co., Ltd. Class A	600	1,097
China Aerospace Times Electronics Co., Ltd. Class A (a)	4,300	4,259
China Avionics Systems Co., Ltd. Class A	900	1,893
China Spacesat Co., Ltd. Class A	1,700	4,587
		40,578
AIR FREIGHT & LOGISTICS — 0.1%
CMST Development Co., Ltd. Class A	2,700	2,721
Jiangsu Aucksun Co., Ltd. Class A	800	559
		3,280
AIRLINES — 0.8%
Air China, Ltd. Class A	4,000	4,741
China Eastern Airlines Corp., Ltd. Class A	7,400	6,027
China Southern Airlines Co., Ltd. Class A	4,000	3,933
Juneyao Airlines Co., Ltd. Class A	1,700	3,279
Spring Airlines Co., Ltd. Class A	700	3,657
		21,637
AUTO COMPONENTS — 1.9%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	1,500	2,428
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	400	3,046
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,400	4,718
Fuyao Glass Industry Group Co., Ltd. Class A	1,700	6,293
Greatoo Intelligent Equipment, Inc.	15,800	4,803
Huayu Automotive Systems Co., Ltd. Class A	2,600	8,509
HyUnion Holding Co., Ltd. Class A	1,200	1,852
Ningbo Joyson Electronic Corp. Class A	900	3,240
Sailun Jinyu Group Co., Ltd. Class A	5,940	2,160
Shandong Linglong Tyre Co., Ltd. Class A	1,400	3,197
Shenzhen Kedali Industry Co., Ltd. Class A	500	1,465
Wanxiang Qianchao Co., Ltd. Class A	6,060	5,253
Weifu High-Technology Group Co., Ltd. Class A	1,000	2,843
Zhejiang Dehong Automotive Electronic & Electrical Co., Ltd. Class A	960	1,653
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	3,220	3,330
		54,790
Security Description	Shares	Value
AUTOMOBILES — 1.8%
Anhui Jianghuai Automobile Group Corp., Ltd Class A	3,500	$ 2,657
Beiqi Foton Motor Co., Ltd. Class A	10,600	2,883
BYD Co., Ltd. Class A	1,300	9,284
Chongqing Changan Automobile Co., Ltd. Class A	3,400	3,600
FAW CAR Co., Ltd. Class A	3,600	3,451
Guangzhou Automobile Group Co., Ltd. Class A	600	964
Haima Automobile Group Co., Ltd. Class A (a)	4,100	1,598
Jiangsu Xinri E-Vehicle Co., Ltd. Class A	1,200	1,599
SAIC Motor Corp., Ltd. Class A	5,300	25,654
		51,690
BANKS — 11.2%
Agricultural Bank of China, Ltd. Class A	39,700	22,462
Bank of Beijing Co., Ltd. Class A	10,936	9,719
Bank of China, Ltd. Class A	21,700	11,741
Bank of Communications Co., Ltd. Class A	22,600	19,197
Bank of Guiyang Co., Ltd. Class A	3,200	5,692
Bank of Hangzhou Co., Ltd. Class A	4,700	5,346
Bank of Jiangsu Co., Ltd. Class A	5,000	4,698
Bank of Nanjing Co., Ltd. Class A	5,944	6,614
Bank of Ningbo Co., Ltd. Class A	3,900	10,074
Bank of Shanghai Co., Ltd. Class A	7,700	13,663
China CITIC Bank Corp., Ltd. Class A	100	88
China Construction Bank Corp. Class A	3,600	3,791
China Everbright Bank Co., Ltd. Class A	23,400	13,307
China Merchants Bank Co., Ltd. Class A	14,200	63,385
China Minsheng Banking Corp., Ltd. Class A	17,300	15,953
Huaxia Bank Co., Ltd. Class A	8,220	9,768
Industrial & Commercial Bank of China, Ltd. Class A	29,900	25,093
Industrial Bank Co., Ltd. Class A	11,500	26,678
Ping An Bank Co., Ltd. Class A	12,320	19,800
Shanghai Pudong Development Bank Co., Ltd. Class A	18,602	28,733
		315,802
BEVERAGES — 6.1%
Anhui Gujing Distillery Co., Ltd. Class A	400	4,842
Anhui Kouzi Distillery Co., Ltd. Class A	500	3,745
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,067
Chongqing Brewery Co., Ltd. Class A	600	2,549
Jiangsu King's Luck Brewery JSC, Ltd. Class A	1,000	2,909
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,100	20,479
Kweichow Moutai Co., Ltd. Class A	800	84,941
Luzhou Laojiao Co., Ltd. Class A	1,000	6,910
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	2,047
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	600	4,127
Sichuan Swellfun Co., Ltd. Class A	603	3,587

See accompanying notes to financial statements.
74

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Tsingtao Brewery Co., Ltd. Class A	700	$ 3,540
Wuliangye Yibin Co., Ltd. Class A	2,700	26,684
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A	2,100	2,245
		171,672
BIOTECHNOLOGY — 0.5%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	2,806
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,400	3,928
Hualan Biological Engineering, Inc. Class A	800	4,410
Jinyu Bio-Technology Co., Ltd. Class A	1,100	2,723
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	1,200	1,576
		15,443
BUILDING PRODUCTS — 0.3%
Beijing New Building Materials PLC Class A	1,300	3,137
Zhejiang Dun'An Artificial Environment Co., Ltd. Class A (a) (b)	1,400	1,112
Zhejiang Goldensea Environment Technology Co., Ltd. Class A	2,000	3,249
		7,498
CAPITAL MARKETS — 6.1%
Anxin Trust Co., Ltd. Class A	4,000	3,014
Central China Securities Co., Ltd. Class A	13,200	8,063
Changjiang Securities Co., Ltd. Class A	6,700	4,970
China Merchants Securities Co., Ltd. Class A	4,200	8,021
CITIC Securities Co., Ltd. Class A	6,500	15,779
Dongxing Securities Co., Ltd. Class A	1,400	2,089
Everbright Securities Co., Ltd. Class A	3,100	4,283
First Capital Securities Co., Ltd. Class A	4,500	3,423
Founder Securities Co., Ltd. Class A	5,100	4,095
GF Securities Co., Ltd. Class A	3,000	6,043
Guangdong Golden Dragon Development, Inc. Class A	1,800	2,430
Guosen Securities Co., Ltd. Class A	1,800	2,210
Guotai Junan Securities Co., Ltd. Class A	4,500	9,811
Guoyuan Securities Co., Ltd. Class A	5,000	5,011
Haitong Securities Co., Ltd. Class A	4,800	6,255
Huaan Securities Co., Ltd. Class A	9,200	6,757
Huatai Securities Co., Ltd. Class A (a)	4,900	11,225
Huaxi Securities Co., Ltd. Class A	4,000	5,189
Industrial Securities Co., Ltd. Class A	6,190	4,087
Northeast Securities Co., Ltd. Class A	10,000	9,090
Orient Securities Co., Ltd. Class A	4,900	6,364
Pacific Securities Co., Ltd. Class A	11,505	3,782
SDIC Capital Co., Ltd. Class A	2,100	2,547
Sealand Securities Co., Ltd. Class A	14,150	6,956
Shanxi Securities Co., Ltd. Class A	4,700	4,266
Shenwan Hongyuan Group Co., Ltd. Class A	9,910	6,486
Sinolink Securities Co., Ltd. Class A	4,400	4,493
SooChow Securities Co., Ltd. Class A	6,800	6,320
Southwest Securities Co., Ltd. Class A	9,300	4,829
Security Description	Shares	Value
Western Securities Co., Ltd. Class A	3,468	$ 4,081
		171,969
CHEMICALS — 3.6%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	910
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A	8,300	3,380
Befar Group Co., Ltd. Class A	3,676	2,786
China Hainan Rubber Industry Group Co., Ltd. Class A (a) (b)	3,200	2,590
Do-Fluoride Chemicals Co., Ltd. Class A	2,800	4,793
Gpro Titanium Industry Co., Ltd. Class A (b)	2,800	1,311
Hengli Petrochemical Co., Ltd. Class A	2,200	5,133
Jiangsu Yangnong Chemical Co., Ltd. Class A	300	2,023
Kingfa Sci & Tech Co., Ltd. Class A	3,000	1,933
Lomon Billions Group Co., Ltd. Class A	1,700	3,400
Luxi Chemical Group Co., Ltd. Class A	2,200	4,672
Nanjing Redsun Co., Ltd. Class A	1,500	3,314
Ningbo Shanshan Co., Ltd. Class A	1,700	4,129
Qinghai Salt Lake Industry Co., Ltd. Class A (a)	1,650	2,179
Rongsheng Petro Chemical Co., Ltd. Class A	2,000	3,258
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	1,300	3,254
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A	1,500	1,601
Shanghai Pret Composites Co., Ltd. Class A	1,350	2,123
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	875	1,461
Shenzhen Noposion Agrochemicals Co., Ltd. Class A	1,000	1,100
Sichuan Hebang Biotechnology Co., Ltd. Class A	14,000	3,482
Sichuan Yahua Industrial Group Co., Ltd. Class A	1,800	2,189
Sinopec Shanghai Petrochemical Co., Ltd. Class A	3,500	2,983
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	2,500	2,963
Tianqi Lithium Corp. Class A	1,190	6,582
Tongkun Group Co., Ltd. Class A	1,400	3,348
Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A	1,200	710
Xinjiang Zhongtai Chemical Co., Ltd. Class A	2,300	2,870
Yueyang Xingchang Petrochemical Class A (a)	772	1,159
Zhejiang Huafeng Spandex Co., Ltd. Class A	6,800	4,312
Zhejiang Huge Leaf Co., Ltd. Class A (a) (b)	4,200	2,986
Zhejiang Juhua Co., Ltd. Class A	3,800	4,051
Zhejiang Longsheng Group Co., Ltd. Class A	2,800	3,975
Zhejiang Wansheng Co., Ltd. Class A	300	684

See accompanying notes to financial statements.
75

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Zhejiang Weixing New Building Materials Co., Ltd. Class A	900	$ 1,940
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	1,000	2,292
		101,876
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Eternal Asia Supply Chain Management, Ltd. Class A	2,400	2,157
Guangdong Liantai Environmental Protection Co., Ltd. Class A	1,900	3,587
Jiangsu Flowers King Horticulture Co., Ltd. Class A	500	732
Jihua Group Corp., Ltd. Class A	5,000	2,698
Shanghai Environment Group Co., Ltd. Class A	1,691	3,493
Shanghai Jielong Industry Group Corp., Ltd. Class A	1,200	698
Shanghai M&G Stationery, Inc. Class A	600	2,710
Shenzhen ESUN Display Co., Ltd. Class A	200	742
Tungkong, Inc. Class A	600	1,296
Tus-Sound Environmental Resources Co., Ltd. Class A	2,080	4,084
UE Furniture Co., Ltd. Class A	1,200	1,281
		23,478
COMMUNICATIONS EQUIPMENT — 1.3%
Beijing UniStrong Science & Technology Co., Ltd. Class A	1,400	2,963
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	4,774
Guangzhou Haige Communications Group, Inc. Co. Class A	2,100	2,688
Hengtong Optic-electric Co., Ltd. Class A	1,900	6,602
Hubei Kaile Science & Technology Co., Ltd. Class A	1,400	4,060
Hytera Communications Corp., Ltd. Class A	2,300	2,696
Shenzhen Coship Electronics Co., Ltd. Class A (a)	2,200	1,174
Shenzhen Keybridge Communications Co., Ltd. Class A (a)	1,200	1,307
Tongding Interconnection Information Co., Ltd. Class A	2,500	3,084
ZTE Corp. Class A (a)	2,500	6,654
		36,002
CONSTRUCTION & ENGINEERING — 3.2%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A (a)	2,500	1,091
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	1,541
China Communications Construction Co., Ltd. Class A	2,000	3,718
China Gezhouba Group Co., Ltd. Class A	4,400	4,665
China National Chemical Engineering Co., Ltd. Class A	4,300	4,171
Security Description	Shares	Value
China Nuclear Engineering Corp., Ltd. Class A	2,400	$ 2,705
China Railway Construction Corp., Ltd. Class A	8,400	13,622
China Railway Hi-tech Industry Co., Ltd. Class A	2,800	4,186
China State Construction Engineering Corp., Ltd. Class A	27,840	22,230
East China Engineering Science and Technology Co., Ltd. Class A (a)	1,000	995
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	1,900	1,708
Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (a)	1,300	1,893
Metallurgical Corp. of China, Ltd. Class A	11,000	5,712
Norinco International Cooperation, Ltd. Class A	1,650	2,119
Power Construction Corp. of China, Ltd. Class A	6,100	4,747
Shanghai Construction Group Co., Ltd. Class A	5,141	2,318
Shanghai Tunnel Engineering Co., Ltd. Class A	4,700	4,177
Shenzhen Tagen Group Co., Ltd. Class A	1,680	1,424
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	2,650	3,465
Wuhan Xianglong Power Industry Co., Ltd. Class A (a)	2,600	1,728
Xinjiang Beixin Road & Bridge Group Co., Ltd. Class A (a)	1,440	1,433
		89,648
CONSTRUCTION MATERIALS — 1.4%
Anhui Conch Cement Co., Ltd. Class A	2,700	14,448
Anhui Xinli Finance Co., Ltd. Class A (a) (b)	1,400	1,834
Arcplus Group PLC Class A	700	1,210
BBMG Corp. Class A	4,000	2,158
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	1,360	2,874
China Jushi Co., Ltd. Class A	2,900	4,475
Gansu Qilianshan Cement Group Co., Ltd. Class A	1,500	1,676
Gansu Shangfeng Cement Co., Ltd. Class A	2,100	2,657
Hainan Ruize New Building Material Co., Ltd. Class A	1,300	1,376
Jiangxi Wannianqing Cement Co., Ltd. Class A	1,100	1,905
Shandong Jinjing Science & Technology Co., Ltd. Class A	4,700	2,222
Shandong Longquan Pipeline Engineering Co., Ltd. Class A	1,000	681
Tangshan Jidong Cement Co., Ltd. Class A (a)	1,200	1,885
Xiamen Wanli Stone Stock Co., Ltd. Class A	1,200	1,422
		40,823

See accompanying notes to financial statements.
76

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.2%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	2,340	$ 2,212
ORG Technology Co., Ltd. Class A	2,880	2,258
Shanghai Zi Jiang Enterprise Group Co., Ltd. Class A	3,400	1,612
Shenzhen Beauty Star Co., Ltd. Class A	100	99
		6,181
DISTRIBUTORS — 0.3%
Anhui Xinhua Media Co., Ltd. Class A	3,000	2,893
Liaoning Cheng Da Co., Ltd. Class A	1,200	2,414
Shanghai Shenhua Holdings Co., Ltd. Class A (a)	2,900	831
Wuchan Zhongda Group Co., Ltd. Class A	4,900	3,549
		9,687
DIVERSIFIED CONSUMER SERVICES — 0.1%
Zhejiang Yasha Decoration Co., Ltd. Class A	2,300	1,830
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Avic Capital Co., Ltd. Class A	8,100	5,502
Shanghai AJ Group Co., Ltd. Class A	2,800	3,942
		9,444
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
263 Network Communications Co., Ltd. Class A (a)	3,500	2,703
Dr Peng Telecom & Media Group Co., Ltd. Class A	700	1,068
GuangDong Super Telecom Co., Ltd. Class A	420	1,492
		5,263
ELECTRIC UTILITIES — 0.2%
Shenyang Jinshan Energy Co., Ltd. Class A (a)	11,800	3,741
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	1,969
		5,710
ELECTRICAL EQUIPMENT — 2.7%
Anhui Xinlong Electrical Co., Ltd. Class A	1,100	1,051
Beijing Sifang Automation Co., Ltd. Class A	1,200	916
Changyuan Group, Ltd. Class A	2,000	2,188
China XD Electric Co., Ltd. Class A	3,700	1,970
Dongfang Electronics Co., Ltd. Class A (a)	5,600	2,826
Fangda Carbon New Material Co., Ltd. Class A	1,400	4,559
Guoxuan High-Tech Co., Ltd. Class A	1,200	2,389
Henan Tong-DA Cable Co., Ltd. Class A	1,300	874
Hongfa Technology Co., Ltd. Class A	800	2,618
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A	15,400	5,734
Security Description	Shares	Value
Jiangsu Zhongtian Technology Co., Ltd. Class A	3,200	$ 3,998
Jiangsu Zongyi Co., Ltd. Class A (a)	1,200	948
Luxshare Precision Industry Co., Ltd. Class A	3,250	7,289
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	1,750	1,224
NARI Technology Co., Ltd. Class A	3,800	9,755
Shanghai Electric Group Co., Ltd. Class A	5,300	4,062
Shanghai Welltech Automation Co., Ltd. Class A	900	1,386
Shenzhen Center Power Tech Co., Ltd. Class A	600	792
Shenzhen Invt Electric Co., Ltd. Class A	1,700	1,226
Shenzhen Moso Power Supply Technology Co., Ltd. Class A (a)	1,600	1,406
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	1,600	936
Sieyuan Electric Co., Ltd. Class A	1,020	1,801
TBEA Co., Ltd. Class A	4,813	5,019
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	6,000	2,985
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	2,010	3,511
Zhejiang Chint Electrics Co., Ltd. Class A	1,700	5,697
		77,160
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
AVIC Jonhon OptronicTechnology Co., Ltd. Class A	836	5,350
Beijing SDL Technology Co., Ltd. Class A	700	750
Dongxu Optoelectronic Technology Co., Ltd. Class A	5,100	4,021
Foxconn Industrial Internet Co., Ltd. Class A (a)	2,400	4,971
Fujian Torch Electron Technology Co., Ltd. Class A	600	1,683
GoerTek, Inc. Class A	2,700	3,260
Guangdong Fenghua Advanced Technology Holding Co., Ltd. Class A	1,200	2,625
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	6,550	27,380
Holitech Technology Co., Ltd. Class A (b)	3,000	2,581
NAURA Technology Group Co., Ltd. Class A	300	2,053
Ningbo Yunsheng Co., Ltd. Class A	1,620	1,254
O-film Tech Co., Ltd. Class A	1,700	3,336
Shengyi Technology Co., Ltd. Class A	2,200	3,369
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	2,700	1,547
Shenzhen Infinova, Ltd. Class A (a)	2,210	1,202
Shenzhen Mason Technologies Co., Ltd. Class A	2,400	1,588
Shenzhen Sunlord Electronics Co., Ltd. Class A	800	1,920
TDG Holdings Co., Ltd. Class A	2,040	1,878
Tianma Microelectronics Co., Ltd. Class A	2,200	3,888

See accompanying notes to financial statements.
77

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Unigroup Guoxin Microelectronics Co., Ltd. Class A	400	$ 2,193
Unisplendour Corp., Ltd. Class A	500	3,064
Westone Information Industry, Inc. Class A	600	1,978
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,400	3,190
Zhejiang Dahua Technology Co., Ltd. Class A	1,850	3,974
		89,055
ENERGY EQUIPMENT & SERVICES — 0.6%
Beijing New Oriental Star Petrochemical Engineering Co., Ltd. Class A	340	700
Cangzhou Mingzhu Plastic Co., Ltd. Class A	299	199
Changzheng Engineering Co., Ltd. Class A	1,400	3,197
Offshore Oil Engineering Co., Ltd. Class A	5,500	5,408
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,300	4,118
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	2,221
		15,843
ENTERTAINMENT — 0.7%
China Film Co., Ltd. Class A	1,600	3,041
China Television Media, Ltd. Class A	840	1,085
Contemporary Eastern Investment Co., Ltd. Class A (a)	100	104
Giant Network Group Co., Ltd. Class A (b)	1,600	4,717
Hunan Tianrun Digital Entertainment & Cultural Media Co., Ltd. Class A (a)	401	268
Kingnet Network Co., Ltd. Class A	4,300	2,996
Perfect World Co., Ltd. Class A	400	1,406
Wanda Film Holding Co., Ltd. Class A (b)	300	1,425
Wuhan DDMC Culture Co., Ltd. Class A	1,000	1,860
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	800	1,253
Youzu Interactive Co., Ltd. Class A	1,300	3,061
		21,216
FOOD & STAPLES RETAILING — 0.6%
Laobaixing Pharmacy Chain JSC Class A	400	3,638
New Huadu Supercenter Co., Ltd. Class A (a)	1,700	1,788
Sanjiang Shopping Club Co., Ltd. Class A	800	1,648
Shanghai Bailian Group Co., Ltd. Class A	1,000	1,342
Yonghui Superstores Co., Ltd. Class A	6,700	7,942
		16,358
FOOD PRODUCTS — 3.3%
Angel Yeast Co., Ltd. Class A	1,200	5,147
Baotou Huazi Industry Co., Ltd. Class A	1,500	969
Beijing Dabeinong Technology Group Co., Ltd. Class A	6,750	3,613
Bright Dairy & Food Co., Ltd. Class A	1,700	2,324
COFCO Tunhe Sugar Co., Ltd. Class A	2,000	2,112
Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	1,600	$ 18,431
Gansu Yasheng Industrial Group Co., Ltd. Class A	2,800	1,234
Guangdong Haid Group Co., Ltd. Class A	1,200	3,794
Heilongjiang Agriculture Co., Ltd. Class A	800	1,186
Henan Shuanghui Investment & Development Co., Ltd. Class A	1,800	6,846
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	6,080	1,556
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	4,300	16,061
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	847	4,016
Lotus Health Group Co. Class A (a)	3,000	886
Luoniushan Co., Ltd. Class A	1,500	2,079
MeiHua Holdings Group Co., Ltd. Class A	2,800	1,649
Muyuan Foodstuff Co., Ltd. Class A	1,000	3,622
New Hope Liuhe Co., Ltd. Class A	4,000	3,566
Qiaqia Food Co., Ltd. Class A	300	753
Shandong Delisi Food Co., Ltd. Class A	2,800	1,763
Shanghai Maling Aquarius Co., Ltd. Class A	2,500	2,534
Tongwei Co., Ltd. Class A	4,500	4,366
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	1,490
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	3,201
		93,198
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	900	2,433
HEALTH CARE PROVIDERS & SERVICES — 1.1%
China National Accord Medicines Corp., Ltd. Class A	400	2,657
China National Medicines Corp., Ltd. Class A	600	2,292
Huadong Medicine Co., Ltd. Class A	1,100	6,716
Jointown Pharmaceutical Group Co., Ltd. Class A	1,400	3,087
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	2,180	5,463
Realcan Pharmaceutical Co., Ltd. Class A	800	1,162
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,300	3,876
Tibet Rhodiola Pharmaceutical Holding Co. Class A	400	1,776
Topchoice Medical Investment Corp. Class A	400	3,125
		30,154
HOTELS, RESTAURANTS & LEISURE — 1.0%
BTG Hotels Group Co., Ltd. Class A	1,600	4,712
China International Travel Service Corp., Ltd. Class A	1,500	14,840

See accompanying notes to financial statements.
78

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
ENC Data Technology Co., Ltd. Class A	600	$ 1,565
Shanghai Jinjiang International Hotels Development Co., Ltd. Class A	800	3,072
Shenzhen Overseas Chinese Town Co., Ltd. Class A	4,500	4,123
		28,312
HOUSEHOLD DURABLES — 3.2%
Chahua Modern Housewares Co., Ltd. Class A	1,200	1,625
Guangdong Homa Appliances Co., Ltd. Class A (b)	1,632	2,410
Guangzhou Holike Creative Home Co., Ltd. Class A	600	1,826
Hangzhou Robam Appliances Co., Ltd. Class A	1,300	4,428
Hisense Electric Co., Ltd. Class A	1,600	2,362
Leo Group Co., Ltd. Class A	4,663	1,248
Markor International Home Furnishings Co., Ltd. Class A	2,530	1,693
Midea Group Co., Ltd. Class A (b)	5,900	36,457
NavInfo Co., Ltd. Class A	1,000	2,669
Qingdao Haier Co., Ltd. Class A	4,800	11,533
Sichuan Changhong Electric Co., Ltd. Class A	6,900	2,699
Sichuan Jiuzhou Electric Co., Ltd. Class A	3,400	2,344
Suofeiya Home Collection Co., Ltd. Class A	600	1,907
TCL Corp. Class A	11,700	4,782
Vatti Corp., Ltd. Class A	1,400	2,120
Wuxi Little Swan Co., Ltd. Class A (b)	600	4,278
Xiamen Goldenhome Co., Ltd. Class A	100	871
Xiamen Intretech, Inc. Class A	300	1,935
Zhejiang Supor Co., Ltd. Class A	300	2,355
		89,542
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.6%
An Hui Wenergy Co., Ltd. Class A	2,210	1,350
China National Nuclear Power Co., Ltd. Class A	6,800	5,944
China Yangtze Power Co., Ltd. Class A	8,900	21,203
Datang Huayin Electric Power Co., Ltd. Class A (a)	2,100	822
GD Power Development Co., Ltd. Class A	12,200	4,525
Huadian Power International Corp., Ltd. Class A	5,500	3,360
Huaneng Power International, Inc. Class A	4,400	4,934
Hubei Energy Group Co., Ltd. Class A	3,200	1,876
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	5,600	1,841
SDIC Power Holdings Co., Ltd. Class A	5,300	5,920
Shanghai Electric Power Co., Ltd. Class A	2,700	2,945
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	1,643
Shenergy Co., Ltd. Class A	3,900	2,984
Shenzhen Energy Group Co., Ltd. Class A	2,700	2,132
Sichuan Chuantou Energy Co., Ltd. Class A	4,500	5,485
Security Description	Shares	Value
Zhejiang Zheneng Electric Power Co., Ltd. Class A	6,800	$ 5,024
Zhongmin Energy Co., Ltd. Class A (a)	4,400	2,099
		74,087
INDUSTRIAL CONGLOMERATES — 0.2%
China Baoan Group Co., Ltd. Class A	4,525	3,054
Create Technology & Science Co., Ltd. Class A	3,500	2,866
		5,920
INSURANCE — 4.3%
China Life Insurance Co., Ltd. Class A	1,100	3,629
China Pacific Insurance Group Co., Ltd. Class A	4,500	23,241
Hubei Biocause Pharmaceutical Co., Ltd. Class A	4,600	4,222
New China Life Insurance Co., Ltd. Class A	1,600	11,747
Ping An Insurance Group Co. of China, Ltd. Class A	7,500	74,723
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	1,800	3,241
		120,803
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Focus Technology Co., Ltd. Class A	600	1,178
Global Top E-Commerce Co., Ltd. Class A	1,000	1,820
		2,998
IT SERVICES — 0.3%
DHC Software Co., Ltd. Class A	1,900	2,487
Fujian Rongji Software Co., Ltd. Class A	2,300	2,489
Shanghai AtHub Co., Ltd. Class A	300	1,339
Taiji Computer Corp., Ltd. Class A	200	891
		7,206
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	1,200	1,110
Comefly Outdoor Co., Ltd. Class A	400	1,293
		2,403
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Shanghai Runda Medical Technology Co., Ltd. Class A	1,080	1,483
MACHINERY — 3.4%
Anhui Ankai Automobile Co., Ltd. Class A (a)	2,500	1,644
Anhui Heli Co., Ltd. Class A	2,280	3,174
China International Marine Containers Group Co., Ltd. Class A	1,400	2,411
CRRC Corp., Ltd. Class A	14,200	17,844
Dongguan Chitwing Technology Co., Ltd. Class A	1,300	1,728
Eurocrane China Co., Ltd. Class A	780	996
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	700	1,558

See accompanying notes to financial statements.
79

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Fujian Longxi Bearing Group Co., Ltd. Class A	2,500	$ 2,185
Geron Co., Ltd. Class A	100	227
Han's Laser Technology Industry Group Co., Ltd. Class A	900	5,546
Inner Mongolia First Machinery Group Co., Ltd. Class A	1,400	2,818
Linzhou Heavy Machinery Group Co., Ltd. Class A (a)	7,610	4,151
Mesnac Co., Ltd. Class A (a)	1,300	1,029
Nancal Energy-Saving Technology Co., Ltd. Class A	600	1,420
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A	300	1,244
North Navigation Control Technology Co., Ltd. Class A	2,600	3,290
Sanlux Co., Ltd. Class A	2,000	1,693
Sany Heavy Industry Co., Ltd. Class A	6,200	8,008
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	800	1,862
Shanghai Xinpeng Industrial Co., Ltd. Class A	2,400	1,840
Shantui Construction Machinery Co., Ltd. Class A (a)	3,200	1,759
Shenzhen Silver Basis Technology Co., Ltd. Class A	1,800	1,563
Sunward Intelligent Equipment Co., Ltd. Class A	2,600	2,500
Taiyuan Heavy Industry Co., Ltd. Class A (a)	4,600	1,599
Tian Di Science & Technology Co., Ltd. Class A	6,300	3,839
Weichai Power Co., Ltd. Class A	4,800	5,969
Weihai Guangtai Airport Equipment Co., Ltd. Class A	700	1,076
XCMG Construction Machinery Co., Ltd. Class A	7,600	4,366
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	1,400	2,712
Zhengzhou Yutong Bus Co., Ltd. Class A	1,600	3,414
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,700	2,557
		96,022
MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class A (a)	5,800	2,016
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	7,800	4,629
		6,645
MEDIA — 0.6%
Beijing Gehua CATV Network Co., Ltd. Class A	1,000	1,436
China South Publishing & Media Group Co., Ltd. Class A	1,300	2,282
Chinese Universe Publishing and Media Co., Ltd. Class A	2,100	3,332
CITIC Guoan Information Industry Co., Ltd. Class A	4,000	2,252
Security Description	Shares	Value
Guangdong Advertising Group Co., Ltd. Class A (a)	1,859	$ 811
Jishi Media Co., Ltd. Class A	3,500	1,125
Shanghai Oriental Pearl Group Co., Ltd. Class A	3,270	4,794
Shenzhen Topway Video Communication Co., Ltd. Class A	1,680	1,508
		17,540
METALS & MINING — 4.4%
Advanced Technology & Materials Co., Ltd. Class A	2,100	1,637
Angang Steel Co., Ltd. Class A	3,600	3,215
Anyang Iron & Steel, Inc. Class A (a)	3,400	1,958
Baoshan Iron & Steel Co., Ltd. Class A	13,656	15,592
China Molybdenum Co., Ltd. Class A	7,000	4,643
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,400	3,571
GEM Co., Ltd. Class A	4,400	3,360
Hesteel Co., Ltd. Class A	10,800	5,121
Hunan Gold Corp., Ltd. Class A (a)	1,700	1,629
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	25,600	6,181
Jiangxi Copper Co., Ltd. Class A	1,500	3,157
Jiangxi Ganfeng Lithium Co., Ltd. Class A	1,300	6,143
Jinduicheng Molybdenum Co., Ltd. Class A	3,800	3,493
Maanshan Iron & Steel Co., Ltd. Class A	9,600	5,725
Nanjing Iron & Steel Co., Ltd. Class A	6,800	4,114
Shandong Gold Mining Co., Ltd. Class A	1,600	5,508
Shandong Humon Smelting Co., Ltd. Class A	1,000	1,226
Shandong Nanshan Aluminum Co., Ltd. Class A	8,400	3,397
Shenghe Resources Holding Co., Ltd. Class A	1,430	2,005
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	6,550	4,363
Tongling Nonferrous Metals Group Co., Ltd. Class A	10,600	3,376
Western Mining Co., Ltd. Class A	2,600	2,401
Xiamen Tungsten Co., Ltd. Class A	1,400	2,922
Xinxing Ductile Iron Pipes Co., Ltd. Class A	2,900	2,046
Xinyu Iron & Steel Co., Ltd. Class A	2,700	2,317
Yintai Resources Co., Ltd. Class A	1,900	2,238
Yunnan Aluminium Co., Ltd. Class A	2,600	1,970
Yunnan Chihong Zinc&Germanium Co., Ltd. Class A	5,300	3,585
Yunnan Tin Co., Ltd. Class A (a)	1,200	1,834
Zhejiang Huayou Cobalt Co., Ltd. Class A	520	4,031
Zhongjin Gold Corp., Ltd. Class A	4,130	4,079
Zijin Mining Group Co., Ltd. Class A	12,400	6,439
		123,276
MULTILINE RETAIL — 0.6%
Beijing Capital Retailing Group Co., Ltd. Class A	1,800	1,772
Beijing Hualian Department Store Co., Ltd. Class A	4,600	1,726

See accompanying notes to financial statements.
80

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Chengdu Hongqi Chain Co., Ltd. Class A	2,800	$ 1,967
Dalian Friendship Group Class A (a)	4,200	2,468
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	4,000	2,403
Rainbow Department Store Co., Ltd. Class A	750	1,231
Shanghai Yimin Commerce Group Co., Ltd. Class A	6,700	3,323
Wuhan Department Store Group Co., Ltd. Class A	2,080	3,204
		18,094
OIL, GAS & CONSUMABLE FUELS — 2.7%
Anhui Province Natural Gas Development Co., Ltd. Class A	3,500	5,961
China Petroleum & Chemical Corp. Class A	15,800	16,362
China Shenhua Energy Co., Ltd. Class A	2,300	6,821
Guanghui Energy Co., Ltd. Class A	7,000	5,203
Jizhong Energy Resources Co., Ltd. Class A	4,100	2,433
Oriental Energy Co., Ltd. Class A	1,600	2,085
PetroChina Co., Ltd. Class A	6,900	9,203
Shaanxi Coal Industry Co., Ltd. Class A	5,400	6,833
Shandong Xinchao Energy Corp., Ltd. Class A (a)	7,200	2,534
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	3,300	3,456
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	4,400	5,145
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	3,800	3,675
Sinopec Shandong Taishan Petroleum Co., Ltd. Class A	3,100	2,678
Yang Quan Coal Industry Group Co., Ltd. Class A	3,400	2,918
		75,307
PAPER & FOREST PRODUCTS — 0.4%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	1,937
Fujian Jinsen Forestry Co., Ltd. Class A	680	1,173
Guangdong Weihua Corp. Class A (a)	1,100	1,702
Shandong Sun Paper Industry JSC, Ltd. Class A	2,700	3,004
Shanying International Holding Co., Ltd. Class A	4,500	2,455
		10,271
PERSONAL PRODUCTS — 0.1%
Shanghai Jahwa United Co., Ltd. Class A	1,000	4,291
PHARMACEUTICALS — 5.7%
Beijing Tongrentang Co., Ltd. Class A	1,100	5,080
Changchun High & New Technology Industry Group, Inc. Class A	100	3,447
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	1,280	2,927
Security Description	Shares	Value
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	$ 3,705
Dong-E-E-Jiao Co., Ltd. Class A	700	4,833
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	2,645
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	1,000	5,323
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	1,000	1,341
Harbin Medisan Pharmaceutical Co., Ltd. Class A	600	1,124
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	900	5,156
Humanwell Healthcare Group Co., Ltd. Class A	1,000	1,888
Jiangsu Hengrui Medicine Co., Ltd. Class A	2,672	24,678
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,430	3,415
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	1,882
Kangmei Pharmaceutical Co., Ltd. Class A	3,100	9,865
Livzon Pharmaceutical Group, Inc. Class A	900	4,435
Renhe Pharmacy Co., Ltd. Class A	1,800	1,793
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	730	3,089
Shandong Lukang Pharma Class A	900	1,632
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,300	5,965
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,280	3,575
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	3,288
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	1,500	2,679
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,400	5,431
Sichuan Languang Development Co., Ltd. Class A	2,700	1,999
Tasly Pharmaceutical Group Co., Ltd. Class A	1,240	4,127
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	2,885
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	1,382	3,646
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	1,566
Yifan Pharmaceutical Co., Ltd. Class A	900	1,543
Yunnan Baiyao Group Co., Ltd. Class A (b)	1,600	17,028
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	400	5,891
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	1,500	4,776
Zhejiang NHU Co., Ltd. Class A	1,300	2,944
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	2,700	2,776

See accompanying notes to financial statements.
81

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	800	$ 1,456
		159,833
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.0%
Beijing Capital Development Co., Ltd. Class A	2,500	2,614
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	2,820
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,500	1,802
China Enterprise Co., Ltd. Class A (a)	4,000	3,194
China Fortune Land Development Co., Ltd. Class A	2,200	8,105
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	4,921	13,377
China Vanke Co., Ltd. Class A	6,800	24,034
Chongqing Dima Industry Co., Ltd. Class A	3,600	1,545
Citychamp Dartong Co., Ltd. Class A	2,100	1,203
Financial Street Holdings Co., Ltd. Class A	2,900	2,969
Future Land Holdings Co., Ltd. Class A	1,600	6,095
Gemdale Corp. Class A	3,800	5,013
Greenland Holdings Corp., Ltd. Class A	4,600	4,282
Guangdong Shirongzhaoye Co., Ltd. Class A	1,900	2,891
Hainan Expressway Co., Ltd. Class A	2,300	1,378
Hainan Haide Industry Co., Ltd. Class A (a)	1,000	1,772
Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	4,000	2,368
Hubei Fuxing Science And Technology Co., Ltd. Class A	1,700	1,748
Jinke Properties Group Co., Ltd. Class A	4,100	3,077
Kinghand Industrial Investment Co., Ltd. Class A	1,400	1,191
Lushang Property Co., Ltd. Class A (a)	3,200	1,294
Myhome Real Estate Development Group Co., Ltd. Class A	3,600	1,194
Poly Real Estate Group Co., Ltd. Class A	8,600	15,223
RiseSun Real Estate Development Co., Ltd. Class A	3,400	3,946
Shanghai Chinafortune Co., Ltd. Class A	1,600	1,824
Shanghai SMI Holding Co., Ltd. Class A	2,900	2,417
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	1,891
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	1,866
Tahoe Group Co., Ltd. Class A	1,600	3,602
Tianjin Guangyu Development Co., Ltd. Class A	2,200	2,563
Xinhu Zhongbao Co., Ltd. Class A	6,700	3,031
Yango Group Co., Ltd. Class A	3,100	2,687
Youngor Group Co., Ltd. Class A	2,660	2,867
Zhejiang China Commodities City Group Co., Ltd. Class A	4,100	2,427
Security Description	Shares	Value
Zhongtian Financial Group Co., Ltd. Class A (b)	4,500	$ 2,895
		141,205
ROAD & RAIL — 0.7%
China High Speed Railway Technology Co., Ltd. Class A	3,300	2,112
Daqin Railway Co., Ltd. Class A	10,400	12,449
Guangshen Railway Co., Ltd. Class A	5,600	2,940
NanJing Public Utilities Development Co., Ltd. Class A	3,000	2,134
		19,635
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
EGing Photovoltaic Technology Co., Ltd. Class A	9,100	4,116
GCL System Integration Technology Co., Ltd. Class A (a)	3,600	2,592
Hangzhou Silan Microelectronics Co., Ltd. Class A	2,600	3,778
Jiangsu Changjiang Electronics Technology Co., Ltd. Class A	1,400	2,647
LONGi Green Energy Technology Co., Ltd. Class A	2,520	5,205
MLS Co., Ltd. Class A	1,300	3,037
Sanan Optoelectronics Co., Ltd. Class A	3,140	7,471
Shanghai Belling Co., Ltd. Class A	2,700	3,848
		32,694
SOFTWARE — 1.6%
Aisino Corp. Class A	1,400	5,667
Beijing Shiji Information Technology Co., Ltd. Class A	700	3,437
Glodon Co., Ltd. Class A	1,000	3,895
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	2,500	1,833
Hundsun Technologies, Inc. Class A	500	4,015
Iflytek Co., Ltd. Class A	1,650	6,856
Inspur Software Co., Ltd. Class A	400	1,057
Neusoft Corp. Class A	1,200	2,025
Shanghai 2345 Network Holding Group Co., Ltd. Class A	4,052	2,534
Shanghai Golden Bridge InfoTech Co., Ltd. Class A	600	1,265
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	1,431
Sinodata Co., Ltd. Class A (a)	1,800	4,013
Venustech Group, Inc. Class A	600	1,646
Wisesoft Co., Ltd. Class A	500	1,031
Yonyou Network Technology Co., Ltd. Class A	1,330	5,382
		46,087
SPECIALTY RETAIL — 0.6%
China Grand Automotive Services Co., Ltd. Class A	3,900	3,664
Pang Da Automobile Trade Co., Ltd. Class A (a)	5,700	1,418

See accompanying notes to financial statements.
82

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Suning Commerce Group Co., Ltd. Class A	6,700	$ 13,136
		18,218
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
BOE Technology Group Co., Ltd. Class A	24,200	11,087
China Greatwall Technology Group Co., Ltd. Class A	3,000	2,867
Dawning Information Industry Co., Ltd. Class A	500	3,409
Focus Media Information Technology Co., Ltd. Class A	9,060	11,214
GRG Banking Equipment Co., Ltd. Class A	3,625	3,380
Guangzhou KingTeller Technology Co., Ltd. Class A	2,700	1,327
Inspur Electronic Information Industry Co., Ltd. Class A	940	3,292
Ninestar Corp. Class A	1,000	3,758
Shenzhen Sinovatio Technology Co., Ltd. Class A	100	1,357
		41,691
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Anhui Huamao Textile Co. Class A	4,300	2,133
Bros Eastern Co., Ltd. Class A	3,000	2,273
Gansu Gangtai Holding Group Co., Ltd. Class A	1,300	700
Heilan Home Co., Ltd. Class A	2,700	4,041
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	3,750	3,720
Huasi Holding Co., Ltd. Class A (a)	1,000	839
Jiangsu Huaxicun Co., Ltd. Class A	2,000	1,492
Jiangsu Sunshine Co., Ltd. Class A (a)	3,300	1,051
Luthai Textile Co., Ltd. Class A	2,100	2,831
NanJi E-Commerce Co., Ltd. Class A	3,000	3,194
Yantai Tayho Advanced Materials Co., Ltd. Class A	1,800	2,953
Zhejiang Ming Jewelry Co., Ltd. Class A	1,500	1,148
Zhejiang Weixing Industrial Development Co., Ltd. Class A	3,190	3,614
		29,989
TRADING COMPANIES & DISTRIBUTORS — 0.6%
China Meheco Co., Ltd. Class A	600	1,468
Jiangsu Guotai International Group Guomao Co., Ltd. Class A	2,600	2,231
Jiangsu Sainty Corp., Ltd. Class A	4,300	3,277
Shanghai Lansheng Corp. Class A	600	1,440
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	700	1,637
Sinochem International Corp. Class A	2,300	2,486
Tianjin Teda Co., Ltd. Class A	4,500	1,963
Xiamen C & D, Inc. Class A	2,800	3,303
		17,805
Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 1.1%
Dalian Port PDA Co., Ltd. Class A	7,130	$ 2,053
Fujian Expressway Development Co., Ltd. Class A	9,700	4,233
Guangzhou Baiyun International Airport Co., Ltd. Class A	1,100	2,043
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	2,304
Hubei Chutian Expressway Co., Ltd. Class A	6,400	2,923
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	2,403
Ningbo Zhoushan Port Co., Ltd. Class A	4,700	2,803
Shanghai International Port Group Co., Ltd. Class A	1,500	1,180
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	3,100	2,615
TangShan Port Group Co., Ltd. Class A	9,152	3,341
Tianjin Port Co., Ltd. Class A	3,000	3,342
Yingkou Port Liability Co., Ltd. Class A	5,100	1,877
		31,117
WATER UTILITIES — 0.3%
Beijing Capital Co., Ltd. Class A	4,600	2,536
Chengdu Xingrong Environment Co., Ltd. Class A	7,300	4,725
		7,261
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
China United Network Communications, Ltd. Class A	21,500	17,418
TOTAL COMMON STOCKS (Cost $3,039,082)		2,776,871

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $22,165)	22,165	22,165
TOTAL INVESTMENTS — 99.1% (Cost $3,061,247)		2,799,036
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		26,274
NET ASSETS — 100.0%		$ 2,825,310

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $81,624 representing 2.9% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

See accompanying notes to financial statements.
83

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 40,578	$ —	$—	$ 40,578
Air Freight & Logistics	3,280	—	—	3,280
Airlines	21,637	—	—	21,637
Auto Components	54,790	—	—	54,790
Automobiles	51,690	—	—	51,690
Banks	315,802	—	—	315,802
Beverages	171,672	—	—	171,672
Biotechnology	15,443	—	—	15,443
Building Products	6,386	1,112	—	7,498
Capital Markets	171,969	—	—	171,969
Chemicals	94,989	6,887	—	101,876
Commercial Services & Supplies	23,478	—	—	23,478
Communications Equipment	36,002	—	—	36,002
Construction & Engineering	89,648	—	—	89,648
Construction Materials	38,989	1,834	—	40,823
Containers & Packaging	6,181	—	—	6,181
Distributors	9,687	—	—	9,687
Diversified Consumer Services	1,830	—	—	1,830
Diversified Financial Services	9,444	—	—	9,444
Diversified Telecommunication Services	5,263	—	—	5,263
Electric Utilities	5,710	—	—	5,710
Electrical Equipment	77,160	—	—	77,160
Electronic Equipment, Instruments & Components	86,474	2,581	—	89,055
Energy Equipment & Services	15,843	—	—	15,843
Entertainment	15,074	6,142	—	21,216
Food & Staples Retailing	16,358	—	—	16,358
Food Products	93,198	—	—	93,198
Health Care Equipment & Supplies	2,433	—	—	2,433
Health Care Providers & Services	30,154	—	—	30,154
Hotels, Restaurants & Leisure	28,312	—	—	28,312
Household Durables	46,397	43,145	—	89,542
Independent Power and Renewable Electricity Producers	74,087	—	—	74,087
Industrial Conglomerates	5,920	—	—	5,920
Insurance	120,803	—	—	120,803
Internet & Direct Marketing Retail	2,998	—	—	2,998
IT Services	7,206	—	—	7,206
Leisure Equipment & Products	2,403	—	—	2,403
Life Sciences Tools & Services	1,483	—	—	1,483
Machinery	96,022	—	—	96,022
Marine	6,645	—	—	6,645
Media	17,540	—	—	17,540
Metals & Mining	123,276	—	—	123,276
Multiline Retail	18,094	—	—	18,094
Oil, Gas & Consumable Fuels	75,307	—	—	75,307
Paper & Forest Products	10,271	—	—	10,271
Personal Products	4,291	—	—	4,291
Pharmaceuticals	142,805	17,028	—	159,833
Real Estate Management & Development	138,310	2,895	—	141,205
Road & Rail	19,635	—	—	19,635
See accompanying notes to financial statements.
84

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Semiconductors & Semiconductor Equipment	$ 32,694	$ —	$—	$ 32,694
Software	46,087	—	—	46,087
Specialty Retail	18,218	—	—	18,218
Technology Hardware, Storage & Peripherals	41,691	—	—	41,691
Textiles, Apparel & Luxury Goods	29,989	—	—	29,989
Trading Companies & Distributors	17,805	—	—	17,805
Transportation Infrastructure	31,117	—	—	31,117
Water Utilities	7,261	—	—	7,261
Wireless Telecommunication Services	17,418	—	—	17,418
Short-Term Investment	22,165	—	—	22,165
TOTAL INVESTMENTS	$2,717,412	$81,624	$—	$2,799,036
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	966	$966	$86,910	$65,711	$—	$—	22,165	$22,165	$171	$—
See accompanying notes to financial statements.
85

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 6.0%
Alumina, Ltd.	15,296	$ 30,657
Amcor, Ltd.	6,718	66,496
AMP, Ltd.	18,502	42,705
APA Group	6,339	45,774
Aristocrat Leisure, Ltd.	3,372	69,388
ASX, Ltd.	1,198	55,181
Aurizon Holdings, Ltd.	12,819	38,121
AusNet Services	10,115	11,893
Australia & New Zealand Banking Group, Ltd.	16,952	345,645
Bank of Queensland, Ltd.	2,535	20,213
Bendigo & Adelaide Bank, Ltd.	3,049	23,716
BlueScope Steel, Ltd.	3,262	40,077
Boral, Ltd.	6,763	33,813
Brambles, Ltd.	9,930	78,315
Caltex Australia, Ltd.	1,643	35,545
Challenger, Ltd.	3,556	28,817
CIMIC Group, Ltd.	622	23,114
Coca-Cola Amatil, Ltd.	3,556	25,112
Cochlear, Ltd.	368	53,424
Commonwealth Bank of Australia (a)	10,119	522,836
Computershare, Ltd.	2,911	42,020
Crown Resorts, Ltd.	2,269	22,475
CSL, Ltd.	2,622	381,536
Dexus REIT	6,053	46,249
Domino's Pizza Enterprises, Ltd. (a)	391	15,051
Flight Centre Travel Group, Ltd. (a)	334	12,847
Fortescue Metals Group, Ltd.	9,745	27,640
Goodman Group REIT	9,316	69,833
GPT Group REIT	11,260	42,447
Harvey Norman Holdings, Ltd. (a)	3,372	8,588
Healthscope, Ltd.	10,845	16,479
Incitec Pivot, Ltd.	10,552	30,387
Insurance Australia Group, Ltd.	13,768	72,921
LendLease Group	3,441	48,948
Macquarie Group, Ltd.	1,869	170,446
Medibank Pvt, Ltd.	17,209	36,234
Mirvac Group REIT	23,170	40,403
National Australia Bank, Ltd. (a)	15,736	316,639
Newcrest Mining, Ltd.	4,453	62,538
Orica, Ltd.	2,339	28,821
QBE Insurance Group, Ltd.	8,596	69,162
Ramsay Health Care, Ltd.	876	34,816
REA Group, Ltd.	322	20,020
Scentre Group REIT	30,889	88,728
SEEK, Ltd.	2,058	30,913
Sonic Healthcare, Ltd.	2,551	45,978
Stockland REIT	15,617	46,894
Suncorp Group, Ltd.	7,513	78,605
Sydney Airport	6,840	34,099
Tabcorp Holdings, Ltd.	9,593	33,803
Telstra Corp., Ltd.	24,212	55,884
TPG Telecom, Ltd. (a)	2,232	13,792
Transurban Group Stapled Security	15,036	122,066
Treasury Wine Estates, Ltd.	4,180	52,897
Security Description	Shares	Value
Vicinity Centres REIT	21,048	$ 39,901
Wesfarmers, Ltd.	6,552	236,324
Westpac Banking Corp.	19,689	397,890
Woolworths Group, Ltd.	7,618	154,777
		4,639,893
AUSTRIA — 0.2%
ANDRITZ AG	460	26,848
Erste Group Bank AG (b)	1,746	72,561
Raiffeisen Bank International AG	737	21,229
Voestalpine AG	714	32,675
		153,313
BELGIUM — 1.1%
Ageas	1,100	59,168
Anheuser-Busch InBev SA	4,413	385,555
Colruyt SA (a)	414	23,442
Groupe Bruxelles Lambert SA	506	53,071
KBC Group NV	1,459	108,626
Proximus SADP	945	22,589
Solvay SA	460	61,710
Telenet Group Holding NV (b)	322	17,735
UCB SA	783	70,392
Umicore SA	1,198	67,027
		869,315
CHILE — 0.0% (c)
Antofagasta PLC	2,450	27,317
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	21,500	102,212
Minth Group, Ltd.	4,000	16,512
Yangzijiang Shipbuilding Holdings, Ltd.	16,100	14,611
		133,335
DENMARK — 1.9%
AP Moller - Maersk A/S Class A	18	23,620
AP Moller - Maersk A/S Class B	38	53,386
Carlsberg A/S Class B	620	74,396
Chr. Hansen Holding A/S	622	63,165
Coloplast A/S Class B	737	75,395
Danske Bank A/S	4,318	113,459
DSV A/S	1,101	100,148
Genmab A/S (b)	345	54,273
H Lundbeck A/S	344	21,255
ISS A/S	1,037	36,503
Novo Nordisk A/S Class B	10,587	498,650
Novozymes A/S Class B	1,316	72,274
Orsted A/S (d)	1,104	75,023
Pandora A/S	691	43,169
Tryg A/S	642	15,989
Vestas Wind Systems A/S	1,199	81,124
William Demant Holding A/S (b)	592	22,259
		1,424,088
FINLAND — 1.2%
Elisa Oyj	876	37,168
Fortum Oyj	2,773	69,538
Kone Oyj Class B	1,963	104,927
Metso Oyj	714	25,327

See accompanying notes to financial statements.
86

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Neste Oyj	806	$ 66,655
Nokia Oyj	32,638	181,092
Nokian Renkaat Oyj	714	29,266
Orion Oyj Class B	645	24,438
Sampo Oyj Class A	2,554	132,305
Stora Enso Oyj Class R	3,441	65,846
UPM-Kymmene Oyj	3,096	121,545
Wartsila OYJ Abp (a)	2,770	54,019
		912,126
FRANCE — 10.4%
Accor SA	1,093	56,138
Aeroports de Paris	184	41,440
Air Liquide SA	2,480	326,363
Airbus SE	3,360	422,187
Alstom SA	945	42,247
Amundi SA (d)	368	27,586
Arkema SA	414	51,308
Atos SE	560	66,670
AXA SA	11,208	301,369
BioMerieux (a)	252	21,016
BNP Paribas SA	6,504	398,192
Bollore SA	5,558	24,015
Bouygues SA	1,314	56,821
Bureau Veritas SA	1,689	43,610
Capgemini SE	926	116,589
Carrefour SA	3,672	70,373
Casino Guichard Perrachon SA (a)	345	14,514
Cie de Saint-Gobain	2,868	123,737
Cie Generale des Etablissements Michelin SCA	991	118,500
CNP Assurances	1,060	25,559
Covivio REIT	209	21,787
Credit Agricole SA	6,616	95,180
Danone SA	3,474	269,138
Dassault Aviation SA	17	31,474
Dassault Systemes SE	755	112,905
Edenred	1,372	52,317
Eiffage SA	458	51,154
Essilor International Cie Generale d'Optique SA	1,201	177,788
Eurazeo SE	283	22,303
Eutelsat Communications SA (a)	1,083	25,611
Faurecia SA	461	27,758
Gecina SA REIT	282	47,101
Getlink	2,907	37,141
Hermes International	179	118,633
ICADE REIT	230	21,265
Iliad SA (a)	161	21,038
Imerys SA	230	16,990
Ingenico Group SA	356	27,059
Ipsen SA	231	38,851
JCDecaux SA	460	16,830
Kering SA	437	234,348
Klepierre SA REIT	1,195	42,375
Lagardere SCA	32	985
Legrand SA	1,543	112,514
L'Oreal SA	1,461	352,457
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	1,615	$ 571,375
Natixis SA	5,869	39,838
Orange SA	11,521	183,797
Pernod Ricard SA	1,229	201,703
Peugeot SA	3,431	92,574
Publicis Groupe SA	1,251	74,802
Remy Cointreau SA	139	18,115
Renault SA	1,058	91,551
Rexel SA	1,919	28,831
Safran SA	1,966	275,619
Sanofi	6,533	580,943
Schneider Electric SE	3,121	251,215
SCOR SE	1,014	47,110
SEB SA	120	20,433
Societe BIC SA	184	16,852
Societe Generale SA	4,441	190,699
Sodexo SA	527	55,910
Suez	2,226	31,646
Teleperformance	350	66,060
Thales SA	617	87,682
Ubisoft Entertainment SA (b)	386	41,884
Unibail-Rodamco-Westfield (e)	280	2,861
Unibail-Rodamco-Westfield (e)	780	156,932
Valeo SA	1,391	60,425
Veolia Environnement SA	2,819	56,285
Vinci SA	2,912	277,415
Vivendi SA	6,148	158,314
Wendel SA	184	27,398
		8,031,505
GERMANY — 10.2%
1&1 Drillisch AG	322	15,671
adidas AG	1,089	266,762
Allianz SE	2,553	569,339
Axel Springer SE	276	18,577
BASF SE	5,315	472,571
Bayer AG	5,396	479,523
Bayerische Motoren Werke AG	1,913	172,668
Bayerische Motoren Werke AG Preference Shares	345	27,129
Beiersdorf AG	622	70,208
Brenntag AG	968	59,769
Commerzbank AG (b)	5,847	60,952
Continental AG	634	110,422
Covestro AG (d)	1,126	91,366
Daimler AG	5,279	333,250
Delivery Hero SE (b)(d)	483	23,237
Deutsche Bank AG	11,382	129,928
Deutsche Boerse AG	1,111	148,915
Deutsche Lufthansa AG	1,505	36,989
Deutsche Post AG	5,676	202,461
Deutsche Telekom AG	19,277	310,888
Deutsche Wohnen SE	2,168	104,049
Evonik Industries AG	1,014	36,334
Fraport AG Frankfurt Airport Services Worldwide	253	22,363
Fresenius Medical Care AG & Co. KGaA	1,244	127,990

See accompanying notes to financial statements.
87

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Fresenius SE & Co. KGaA	2,397	$ 176,067
Fuchs Petrolub SE Preference Shares	437	24,425
GEA Group AG	1,129	40,232
Hannover Rueck SE	368	52,018
HeidelbergCement AG	876	68,496
Henkel AG & Co. KGaA Preference Shares	1,033	121,243
Henkel AG & Co. KGaA	645	68,511
HOCHTIEF AG	138	22,889
HUGO BOSS AG	414	31,891
Infineon Technologies AG	6,557	149,044
Innogy SE (d)(e)	46	2,056
Innogy SE (b)(e)	776	32,943
KION Group AG	415	25,518
KS AG	1,198	25,158
Lanxess AG	507	37,147
Linde AG	1,073	253,869
MAN SE	230	25,018
Merck KGaA	749	77,427
METRO AG	1,106	17,342
MTU Aero Engines AG	318	71,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	891	197,406
OSRAM Licht AG	553	22,005
Porsche Automobil Holding SE Preference Shares	945	63,662
ProSiebenSat.1 Media SE	1,383	35,934
Puma SE	33	16,290
QIAGEN NV (b)	1,356	51,345
RWE AG	3,049	75,255
SAP SE	5,689	700,424
Sartorius AG Preference Shares	187	30,365
Schaeffler AG Preference Shares	1,037	13,261
Siemens AG	4,426	567,236
Siemens Healthineers AG (b)(d)	788	34,666
Symrise AG	760	69,401
Telefonica Deutschland Holding AG	4,668	19,741
ThyssenKrupp AG	2,293	57,901
TUI AG	2,621	50,346
Uniper SE	1,057	32,546
United Internet AG	760	35,972
Volkswagen AG	191	33,299
Volkswagen AG Preference Shares	1,071	188,585
Vonovia SE	2,905	141,984
Wirecard AG	682	147,893
Zalando SE (b)(d)	529	20,590
		7,820,454
HONG KONG — 3.5%
AIA Group, Ltd.	69,800	623,525
ASM Pacific Technology, Ltd.	1,900	19,352
Bank of East Asia, Ltd.	7,256	27,077
CK Asset Holdings, Ltd.	14,500	108,867
CK Hutchison Holdings, Ltd.	15,000	172,910
CK Infrastructure Holdings, Ltd.	3,500	27,732
CLP Holdings, Ltd.	9,500	111,270
Security Description	Shares	Value
Dairy Farm International Holdings, Ltd.	1,800	$ 16,200
Galaxy Entertainment Group, Ltd.	14,000	88,832
Hang Lung Group, Ltd.	3,000	7,975
Hang Lung Properties, Ltd.	14,000	27,374
Hang Seng Bank, Ltd.	4,600	124,980
Henderson Land Development Co., Ltd.	7,500	37,716
HK Electric Investments & HK Electric Investments, Ltd. (a)	15,000	15,144
HKT Trust & HKT, Ltd.	23,000	31,627
Hong Kong Exchanges & Clearing, Ltd.	6,844	195,920
Hongkong Land Holdings, Ltd.	6,900	45,678
Hysan Development Co., Ltd.	2,000	10,109
Jardine Matheson Holdings, Ltd.	1,400	87,850
Jardine Strategic Holdings, Ltd.	1,400	50,820
Kerry Properties, Ltd.	2,500	8,483
Li & Fung, Ltd.	46,000	10,288
Link REIT	12,500	123,085
Melco Resorts & Entertainment, Ltd. ADR	1,175	24,851
MTR Corp., Ltd.	9,000	47,387
New World Development Co., Ltd.	35,389	48,301
NWS Holdings, Ltd.	7,530	14,897
PCCW, Ltd.	24,000	13,986
Power Assets Holdings, Ltd.	8,500	59,202
Sands China, Ltd.	14,000	63,426
Shangri-La Asia, Ltd.	8,000	11,900
Sino Land Co., Ltd.	14,675	25,168
SJM Holdings, Ltd.	14,000	12,953
Sun Hung Kai Properties, Ltd.	9,500	138,404
Swire Pacific, Ltd. Class A	2,500	27,396
Swire Properties, Ltd.	7,000	26,524
Techtronic Industries Co., Ltd.	8,000	51,119
WH Group, Ltd. (d)	55,000	38,729
Wharf Holdings, Ltd.	7,000	19,055
Wharf Real Estate Investment Co., Ltd.	6,000	38,723
Wheelock & Co., Ltd.	4,000	24,000
Yue Yuen Industrial Holdings, Ltd.	3,500	9,729
		2,668,564
IRELAND — 0.7%
AerCap Holdings NV (b)	773	44,463
AIB Group PLC	4,959	25,401
Bank of Ireland Group PLC	5,735	43,931
CRH PLC	4,840	158,418
James Hardie Industries PLC	2,773	42,054
Kerry Group PLC Class A	920	101,782
Paddy Power Betfair PLC	506	43,197
Ryanair Holdings PLC ADR (a)(b)	147	14,118
Smurfit Kappa Group PLC	1,184	46,840
		520,204
ISRAEL — 0.6%
Azrieli Group, Ltd.	276	14,179
Bank Hapoalim BM	6,662	48,808
Bank Leumi Le-Israel BM	8,886	58,626

See accompanying notes to financial statements.
88

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Bezeq The Israeli Telecommunication Corp., Ltd.	12,957	$ 14,905
Check Point Software Technologies, Ltd. (b)	706	83,075
Elbit Systems, Ltd.	140	17,757
Frutarom Industries, Ltd.	240	24,850
Israel Chemicals, Ltd.	3,187	19,457
Mizrahi Tefahot Bank, Ltd.	876	15,351
Nice, Ltd. (b)	368	41,646
Teva Pharmaceutical Industries, Ltd.	5,708	125,158
		463,812
ITALY — 1.5%
Assicurazioni Generali SpA	6,793	117,404
Atlantia SpA	2,973	61,708
Davide Campari-Milano SpA	3,538	30,142
Ferrari NV	711	97,943
Intesa Sanpaolo SpA	83,997	214,735
Leonardo SpA	2,520	30,382
Luxottica Group SpA	1,060	72,049
Mediobanca Banca di Credito Finanziario SpA	3,533	35,307
Moncler SpA	940	40,506
Pirelli & C SpA (b)(d)	2,101	17,639
Poste Italiane SpA (d)	3,257	26,035
Prysmian SpA	1,403	32,690
Recordati SpA	646	21,880
Snam SpA	13,296	55,426
Telecom Italia SpA/Milano (b)(e)	63,303	38,454
Telecom Italia SpA/Milano (e)	37,683	20,282
Terna Rete Elettrica Nazionale SpA	8,217	43,912
UniCredit SpA	11,609	174,805
UnipolSai Assicurazioni SpA	311	733
		1,132,032
JAPAN — 26.2%
ABC-Mart, Inc. (a)	200	11,128
Acom Co., Ltd. (a)	2,400	9,677
Aeon Co., Ltd.	3,600	86,763
AEON Financial Service Co., Ltd. (a)	500	10,358
Aeon Mall Co., Ltd.	600	10,311
AGC, Inc.	1,200	49,813
Air Water, Inc.	1,100	20,192
Aisin Seiki Co., Ltd.	1,100	53,555
Ajinomoto Co., Inc.	3,000	51,517
Alfresa Holdings Corp.	1,300	34,793
Alps Electric Co., Ltd. (a)	1,100	27,949
Amada Holdings Co., Ltd.	2,300	24,562
ANA Holdings, Inc.	600	20,971
Aozora Bank, Ltd.	600	21,447
Asahi Group Holdings, Ltd.	2,100	91,055
Asahi Kasei Corp.	7,000	106,185
Asics Corp.	500	7,457
Astellas Pharma, Inc.	11,000	191,944
Bandai Namco Holdings, Inc.	1,200	46,644
Bank of Kyoto, Ltd.	200	10,442
Benesse Holdings, Inc.	300	8,544
Bridgestone Corp.	3,600	136,064
Security Description	Shares	Value
Brother Industries, Ltd.	1,300	$ 25,683
Calbee, Inc.	300	9,878
Canon, Inc.	5,800	184,338
Casio Computer Co., Ltd. (a)	900	14,714
Central Japan Railway Co.	800	166,642
Chiba Bank, Ltd. (a)	3,400	23,228
Chubu Electric Power Co., Inc.	3,800	57,493
Chugai Pharmaceutical Co., Ltd.	1,400	89,977
Chugoku Electric Power Co., Inc. (a)	1,700	21,851
Coca-Cola Bottlers Japan Holdings, Inc.	600	16,058
Concordia Financial Group, Ltd.	6,900	33,836
Credit Saison Co., Ltd.	1,100	17,945
CyberAgent, Inc.	500	26,632
Dai Nippon Printing Co., Ltd.	1,500	34,890
Daicel Corp.	1,600	18,594
Daifuku Co., Ltd. (a)	600	30,585
Dai-ichi Life Holdings, Inc.	6,200	129,120
Daiichi Sankyo Co., Ltd.	3,400	147,423
Daikin Industries, Ltd.	1,500	199,740
Daito Trust Construction Co., Ltd. (a)	400	51,468
Daiwa House Industry Co., Ltd.	3,400	100,816
Daiwa House REIT Investment Corp.	9	20,593
Daiwa Securities Group, Inc.	9,500	57,810
DeNA Co., Ltd.	500	8,835
Denso Corp.	2,600	137,319
Dentsu, Inc.	1,300	60,316
Disco Corp. (a)	200	33,490
Don Quijote Holdings Co., Ltd.	700	35,436
East Japan Railway Co.	1,800	167,267
Eisai Co., Ltd.	1,500	146,058
FamilyMart UNY Holdings Co., Ltd.	400	41,660
FANUC Corp.	1,200	226,298
Fast Retailing Co., Ltd.	300	152,978
Fuji Electric Co., Ltd.	600	24,035
FUJIFILM Holdings Corp.	2,300	103,574
Fujitsu, Ltd.	1,000	71,277
Fukuoka Financial Group, Inc.	600	16,507
Hakuhodo DY Holdings, Inc.	1,500	26,320
Hamamatsu Photonics KK	600	23,903
Hankyu Hanshin Holdings, Inc.	1,500	53,220
Hikari Tsushin, Inc.	100	19,774
Hino Motors, Ltd.	1,600	17,523
Hirose Electric Co., Ltd. (a)	205	22,416
Hisamitsu Pharmaceutical Co., Inc.	300	23,005
Hitachi Chemical Co., Ltd.	400	8,145
Hitachi Construction Machinery Co., Ltd. (a)	400	13,382
Hitachi High-Technologies Corp.	300	10,340
Hitachi Metals, Ltd. (a)	1,700	21,058
Hitachi, Ltd.	5,600	190,307
Honda Motor Co., Ltd. (a)	9,500	287,630
Hoshizaki Corp.	300	31,060
Hoya Corp.	2,200	130,739

See accompanying notes to financial statements.
89

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Hulic Co., Ltd.	1,800	$ 17,670
IHI Corp.	800	30,321
Iida Group Holdings Co., Ltd.	1,100	19,572
Isetan Mitsukoshi Holdings, Ltd. (a)	2,300	28,248
Isuzu Motors, Ltd.	2,700	42,573
ITOCHU Corp.	8,200	150,161
J Front Retailing Co., Ltd.	1,400	21,730
Japan Airlines Co., Ltd.	600	21,573
Japan Airport Terminal Co., Ltd.	300	13,655
Japan Exchange Group, Inc.	3,300	57,525
Japan Post Bank Co., Ltd.	2,300	27,195
Japan Post Holdings Co., Ltd.	9,100	108,317
Japan Prime Realty Investment Corp. REIT	3	10,697
Japan Real Estate Investment Corp. REIT	7	36,730
Japan Retail Fund Investment Corp. REIT	16	29,032
Japan Tobacco, Inc.	6,400	167,121
JFE Holdings, Inc.	2,800	64,266
JGC Corp. (a)	1,300	29,826
JSR Corp.	1,100	20,541
JTEKT Corp.	1,300	19,033
Kajima Corp.	2,500	36,338
Kakaku.com, Inc.	400	7,825
Kamigumi Co., Ltd.	500	11,023
Kaneka Corp.	200	9,244
Kansai Electric Power Co., Inc.	4,100	61,833
Kansai Paint Co., Ltd.	1,200	22,123
Kao Corp.	2,800	226,150
Kawasaki Heavy Industries, Ltd.	800	22,573
KDDI Corp.	10,500	290,175
Keihan Holdings Co., Ltd.	400	15,284
Keikyu Corp. (a)	1,300	23,703
Keio Corp.	500	27,380
Keisei Electric Railway Co., Ltd.	700	24,651
Keyence Corp.	600	348,532
Kikkoman Corp.	700	41,660
Kintetsu Group Holdings Co., Ltd.	800	32,187
Kirin Holdings Co., Ltd.	4,700	120,453
Kobayashi Pharmaceutical Co., Ltd.	300	22,080
Kobe Steel, Ltd.	2,300	20,452
Koito Manufacturing Co., Ltd.	500	32,839
Komatsu, Ltd. (a)	5,300	161,261
Konami Holdings Corp. (a)	400	15,671
Konica Minolta, Inc.	2,300	24,461
Kose Corp. (a)	200	38,121
Kubota Corp.	5,800	98,603
Kuraray Co., Ltd.	1,900	28,571
Kurita Water Industries, Ltd.	400	11,656
Kyocera Corp.	1,900	114,082
Kyowa Hakko Kirin Co., Ltd.	1,600	29,990
Kyushu Electric Power Co., Inc.	2,300	27,762
Kyushu Financial Group, Inc.	100	475
Kyushu Railway Co.	749	22,816
Lawson, Inc.	300	18,277
LINE Corp. (a)(b)	400	16,904
Lion Corp.	1,200	26,666
Security Description	Shares	Value
LIXIL Group Corp.	1,600	$ 30,821
M3, Inc.	2,800	63,551
Mabuchi Motor Co., Ltd.	200	8,073
Makita Corp.	1,400	70,133
Marubeni Corp.	9,800	89,730
Marui Group Co., Ltd. (a)	1,100	27,155
Maruichi Steel Tube, Ltd. (a)	300	9,786
Mazda Motor Corp. (a)	3,400	40,829
McDonald's Holdings Co. Japan, Ltd.	400	17,573
Mebuki Financial Group, Inc.	5,100	17,646
Medipal Holdings Corp.	1,200	25,049
MEIJI Holdings Co., Ltd.	600	40,305
MINEBEA MITSUMI, Inc.	2,300	41,713
MISUMI Group, Inc.	1,700	44,002
Mitsubishi Chemical Holdings Corp.	8,000	76,595
Mitsubishi Corp.	8,000	246,582
Mitsubishi Electric Corp.	10,500	143,886
Mitsubishi Estate Co., Ltd.	6,800	115,663
Mitsubishi Gas Chemical Co., Inc.	1,200	25,556
Mitsubishi Heavy Industries, Ltd.	1,800	69,522
Mitsubishi Materials Corp.	600	17,934
Mitsubishi Motors Corp.	4,600	32,480
Mitsubishi Tanabe Pharma Corp.	1,500	25,091
Mitsubishi UFJ Financial Group, Inc.	68,400	427,015
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,900	11,191
Mitsui & Co., Ltd.	9,900	176,106
Mitsui Chemicals, Inc.	800	20,010
Mitsui Fudosan Co., Ltd.	5,100	120,737
Mitsui OSK Lines, Ltd.	700	20,430
Mizuho Financial Group, Inc.	139,500	243,420
MS&AD Insurance Group Holdings, Inc.	2,700	90,186
Murata Manufacturing Co., Ltd.	1,100	169,138
Nabtesco Corp.	400	10,635
Nagoya Railroad Co., Ltd.	1,000	24,774
NEC Corp.	1,400	38,702
Nexon Co., Ltd. (b)	2,500	32,685
NGK Insulators, Ltd. (a)	1,600	26,398
NGK Spark Plug Co., Ltd.	1,100	32,055
NH Foods, Ltd.	500	18,466
Nidec Corp.	1,300	187,071
Nikon Corp. (a)	1,900	35,713
Nintendo Co., Ltd.	700	255,509
Nippon Building Fund, Inc. REIT	7	40,490
Nippon Electric Glass Co., Ltd.	300	9,442
Nippon Express Co., Ltd.	400	26,271
Nippon Paint Holdings Co., Ltd.	800	29,863
Nippon Prologis REIT, Inc.	7	13,860
Nippon Steel & Sumitomo Metal Corp.	4,600	97,338
Nippon Telegraph & Telephone Corp.	4,000	180,728
Nippon Yusen KK	900	16,933
Nissan Chemical Corp.	700	36,977

See accompanying notes to financial statements.
90

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Nissan Motor Co., Ltd. (a)	13,400	$ 125,465
Nisshin Seifun Group, Inc.	1,100	24,114
Nissin Foods Holdings Co., Ltd.	300	20,628
Nitori Holdings Co., Ltd.	400	57,384
Nitto Denko Corp.	900	67,477
NOK Corp. (a)	200	3,435
Nomura Holdings, Inc.	21,000	100,336
Nomura Real Estate Holdings, Inc.	500	10,098
Nomura Real Estate Master Fund, Inc. REIT	23	31,427
Nomura Research Institute, Ltd.	600	30,321
NSK, Ltd.	2,300	26,364
NTT Data Corp.	4,100	56,780
NTT DOCOMO, Inc.	7,700	207,100
Obayashi Corp.	3,800	35,998
Obic Co., Ltd.	300	28,393
Odakyu Electric Railway Co., Ltd. (a)	1,900	44,964
Oji Holdings Corp.	5,000	36,316
Olympus Corp.	1,700	66,378
Omron Corp.	1,300	54,937
Ono Pharmaceutical Co., Ltd.	2,300	65,101
Oracle Corp. Japan	200	16,129
Oriental Land Co., Ltd.	1,200	125,510
ORIX Corp.	7,700	124,870
Osaka Gas Co., Ltd.	2,200	42,921
Otsuka Corp.	400	14,932
Otsuka Holdings Co., Ltd.	2,300	115,967
Panasonic Corp.	12,700	147,981
Park24 Co., Ltd.	400	12,097
Pola Orbis Holdings, Inc.	500	18,268
Rakuten, Inc. (a)	5,100	39,099
Recruit Holdings Co., Ltd.	6,400	213,662
Renesas Electronics Corp. (b)	4,800	30,004
Resona Holdings, Inc.	12,200	68,559
Ricoh Co., Ltd. (a)	3,900	41,889
Rinnai Corp.	100	7,624
Rohm Co., Ltd.	500	36,448
Ryohin Keikaku Co., Ltd.	100	29,757
Sankyo Co., Ltd.	100	3,913
Santen Pharmaceutical Co., Ltd.	2,300	36,469
SBI Holdings, Inc.	1,400	43,509
Secom Co., Ltd.	1,300	106,005
Sega Sammy Holdings, Inc.	500	7,373
Seibu Holdings, Inc.	1,400	25,181
Seiko Epson Corp. (a)	1,900	32,418
Sekisui Chemical Co., Ltd.	2,300	42,442
Sekisui House, Ltd.	3,700	56,436
Seven & i Holdings Co., Ltd.	4,400	196,012
Seven Bank, Ltd. (a)	4,600	14,539
SG Holdings Co., Ltd.	500	13,105
Sharp Corp.	1,000	20,328
Shimadzu Corp.	1,400	43,879
Shimamura Co., Ltd.	100	9,491
Shimano, Inc.	400	64,480
Shimizu Corp.	3,200	29,215
Shin-Etsu Chemical Co., Ltd.	2,100	186,085
Shinsei Bank, Ltd.	700	11,444
Security Description	Shares	Value
Shionogi & Co., Ltd.	1,700	$ 111,113
Shiseido Co., Ltd.	2,200	170,426
Shizuoka Bank, Ltd.	2,300	20,654
Showa Denko KK	700	38,641
Showa Shell Sekiyu KK	1,200	25,429
SMC Corp.	300	96,034
SoftBank Group Corp.	4,700	474,614
Sohgo Security Services Co., Ltd.	300	13,193
Sompo Holdings, Inc.	1,900	80,945
Sony Corp.	7,400	453,831
Sony Financial Holdings, Inc. (a)	1,100	24,250
Stanley Electric Co., Ltd.	800	27,363
Start Today Co., Ltd.	1,200	36,343
Subaru Corp.	3,600	110,296
SUMCO Corp. (a)	1,400	20,313
Sumitomo Chemical Co., Ltd.	8,000	46,837
Sumitomo Corp.	6,500	108,414
Sumitomo Dainippon Pharma Co., Ltd. (a)	500	11,485
Sumitomo Electric Industries, Ltd.	4,600	72,168
Sumitomo Heavy Industries, Ltd.	500	17,850
Sumitomo Metal Mining Co., Ltd. (a)	1,300	45,620
Sumitomo Mitsui Financial Group, Inc.	7,800	314,925
Sumitomo Mitsui Trust Holdings, Inc.	1,900	78,218
Sumitomo Realty & Development Co., Ltd.	2,000	71,840
Sumitomo Rubber Industries, Ltd. (a)	1,100	16,512
Sundrug Co., Ltd.	400	14,280
Suntory Beverage & Food, Ltd.	600	25,408
Suruga Bank, Ltd.	100	500
Suzuken Co., Ltd.	300	14,236
Suzuki Motor Corp.	2,000	114,593
Sysmex Corp.	900	77,493
T&D Holdings, Inc.	2,800	46,221
Taiheiyo Cement Corp.	600	18,832
Taisei Corp.	1,100	50,165
Taisho Pharmaceutical Holdings Co., Ltd.	200	24,457
Taiyo Nippon Sanso Corp.	700	10,477
Takashimaya Co., Ltd.	500	8,447
Takeda Pharmaceutical Co., Ltd. (a)	4,100	175,464
TDK Corp.	700	76,357
Teijin, Ltd.	1,200	23,021
Temp Holdings Co., Ltd.	700	16,424
Terumo Corp.	1,800	106,651
THK Co., Ltd.	600	15,277
Tobu Railway Co., Ltd.	1,000	29,581
Toho Co., Ltd.	500	15,693
Toho Gas Co., Ltd.	400	15,196
Tohoku Electric Power Co., Inc.	2,300	31,224
Tokio Marine Holdings, Inc.	3,900	193,549
Tokyo Century Corp. (a)	200	12,431
Tokyo Electric Power Co. Holdings, Inc. (b)	9,200	45,196
Tokyo Electron, Ltd. (a)	900	123,687

See accompanying notes to financial statements.
91

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Tokyo Gas Co., Ltd.	2,100	$ 51,629
Tokyo Tatemono Co., Ltd.	1,200	14,643
Tokyu Corp.	2,900	53,055
Tokyu Fudosan Holdings Corp.	2,800	19,524
Toppan Printing Co., Ltd.	1,000	16,067
Toray Industries, Inc.	8,100	60,865
Toshiba Corp. (b)	4,000	115,684
Tosoh Corp.	1,600	24,651
TOTO, Ltd.	700	29,058
Toyo Seikan Group Holdings, Ltd.	900	18,676
Toyo Suisan Kaisha, Ltd.	300	11,634
Toyoda Gosei Co., Ltd. (a)	300	7,409
Toyota Industries Corp.	700	41,414
Toyota Motor Corp.	13,400	837,021
Toyota Tsusho Corp.	1,300	49,100
Trend Micro, Inc.	600	38,614
Tsuruha Holdings, Inc.	200	24,634
Unicharm Corp.	2,300	76,096
United Urban Investment Corp. REIT	17	26,686
USS Co., Ltd.	1,400	25,995
West Japan Railway Co.	900	62,763
Yahoo! Japan Corp.	16,800	60,494
Yakult Honsha Co., Ltd.	600	49,179
Yamada Denki Co., Ltd. (a)	4,600	23,287
Yamaguchi Financial Group, Inc.	1,000	10,899
Yamaha Corp.	700	37,100
Yamaha Motor Co., Ltd.	1,700	47,669
Yamato Holdings Co., Ltd. (a)	1,800	55,275
Yamazaki Baking Co., Ltd.	700	14,014
Yaskawa Electric Corp. (a)	1,500	44,570
Yokogawa Electric Corp.	1,400	29,618
Yokohama Rubber Co., Ltd.	500	10,780
		20,115,316
LUXEMBOURG — 0.4%
ArcelorMittal	3,834	119,345
Eurofins Scientific SE	68	38,622
Millicom International Cellular SA SDR	414	23,765
RTL Group SA	253	18,058
SES SA	2,269	49,810
Tenaris SA	2,934	49,175
		298,775
MACAU — 0.0% (c)
MGM China Holdings, Ltd. (a)	5,600	8,874
Wynn Macau, Ltd.	9,200	21,163
		30,037
MEXICO — 0.0% (c)
Fresnillo PLC	1,406	15,060
NETHERLANDS — 2.9%
ABN AMRO Group NV (d)	2,218	60,412
Aegon NV	11,146	72,343
Akzo Nobel NV	1,455	136,111
ALTICE EUROPE NV (b)	102	275
ASML Holding NV	2,354	439,928
Boskalis Westminster (a)	25	787
Security Description	Shares	Value
EXOR NV	691	$ 46,406
Heineken Holding NV	622	56,351
Heineken NV	1,452	136,202
ING Groep NV	22,451	291,643
Koninklijke Ahold Delhaize NV	7,297	167,390
Koninklijke DSM NV	1,084	114,877
Koninklijke KPN NV	21,368	56,389
Koninklijke Philips NV	5,537	252,329
Koninklijke Vopak NV	437	21,542
NN Group NV	1,787	79,765
NXP Semiconductors NV	1,987	169,889
Randstad NV	737	39,360
Wolters Kluwer NV	1,670	104,123
		2,246,122
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	3,843	28,687
Auckland International Airport, Ltd.	6,282	30,402
Fisher & Paykel Healthcare Corp., Ltd.	3,477	34,692
Fletcher Building, Ltd. (b)	5,185	22,481
Meridian Energy, Ltd.	8,015	17,455
Ryman Healthcare, Ltd.	2,436	22,609
Spark New Zealand, Ltd.	11,442	30,721
		187,047
NORWAY — 0.6%
DNB ASA	5,673	119,301
Gjensidige Forsikring ASA	1,268	21,364
Marine Harvest ASA	2,381	55,130
Norsk Hydro ASA	8,411	50,466
Orkla ASA	5,107	43,122
Schibsted ASA Class B	569	19,704
Telenor ASA	4,355	85,086
Yara International ASA	1,106	54,286
		448,459
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	14,482	53,457
Jeronimo Martins SGPS SA	1,590	23,426
		76,883
SINGAPORE — 1.4%
Ascendas Real Estate Investment Trust	13,800	26,664
CapitaLand Commercial Trust REIT	15,994	20,836
CapitaLand Mall Trust REIT (a)	16,100	26,159
CapitaLand, Ltd.	16,100	39,709
City Developments, Ltd.	2,300	15,335
ComfortDelGro Corp., Ltd.	13,800	24,543
DBS Group Holdings, Ltd.	10,373	198,069
Genting Singapore, Ltd.	36,800	28,549
Golden Agri-Resources, Ltd.	29,400	5,379
Hutchison Port Holdings Trust	1,800	450
Jardine Cycle & Carriage, Ltd.	400	9,365
Keppel Corp., Ltd.	9,200	46,864
Oversea-Chinese Banking Corp., Ltd.	18,400	154,057
SATS, Ltd.	4,200	16,046
Sembcorp Industries, Ltd.	6,900	15,604

See accompanying notes to financial statements.
92

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Singapore Airlines, Ltd.	2,300	$ 16,396
Singapore Exchange, Ltd.	4,600	24,812
Singapore Press Holdings, Ltd. (a)	9,200	19,325
Singapore Technologies Engineering, Ltd.	9,200	23,970
Singapore Telecommunications, Ltd.	47,300	112,162
Suntec Real Estate Investment Trust	16,100	22,742
United Overseas Bank, Ltd.	7,771	154,015
UOL Group, Ltd.	2,823	14,235
Venture Corp., Ltd.	1,400	18,064
Wilmar International, Ltd.	11,500	27,101
		1,060,451
SOUTH AFRICA — 0.1%
Investec PLC	3,880	27,302
Mediclinic International PLC	2,293	12,828
Old Mutual, Ltd.	1,355	2,866
		42,996
SPAIN — 3.0%
Abertis Infraestructuras SA (a)(f)	177	3,775
ACS Actividades de Construccion y Servicios SA	1,506	64,161
Aena SME SA (d)	414	71,889
Amadeus IT Group SA	2,533	235,425
Banco Bilbao Vizcaya Argentaria SA	38,701	246,782
Banco de Sabadell SA	33,062	51,420
Banco Santander SA	93,400	470,333
Bankia SA	7,200	28,241
Bankinter SA	4,225	38,925
CaixaBank SA	20,590	94,178
Enagas SA	1,429	38,590
Endesa SA	2,012	43,490
Ferrovial SA	2,826	58,656
Grifols SA	1,896	53,425
Iberdrola SA	34,735	255,705
Industria de Diseno Textil SA	6,305	191,210
Mapfre SA	6,754	21,197
Naturgy Energy Group SA	2,203	60,157
Red Electrica Corp. SA	2,704	56,658
Siemens Gamesa Renewable Energy SA (a)(b)	1,726	21,852
Telefonica SA	27,005	213,855
		2,319,924
SWEDEN — 2.9%
Alfa Laval AB	1,850	50,134
Assa Abloy AB Class B	5,816	116,834
Atlas Copco AB Class A	3,997	115,148
Atlas Copco AB Class B	2,263	60,346
Boliden AB	1,735	48,364
Electrolux AB Class B	1,521	33,522
Epiroc AB Class A (b)	3,726	41,604
Epiroc AB Class B (b)	2,165	22,275
Essity AB Class B	3,519	88,398
Getinge AB Class B	62	714
Hennes & Mauritz AB Class B (a)	5,125	94,649
Hexagon AB Class B	1,502	87,993
Security Description	Shares	Value
Husqvarna AB Class B	2,589	$ 22,038
ICA Gruppen AB (a)	506	16,045
Industrivarden AB Class C	1,014	22,519
Investor AB Class B	2,642	122,011
Kinnevik AB Class B	1,498	45,328
L E Lundbergforetagen AB Class B	406	13,678
Nordea Bank AB	17,568	191,341
Sandvik AB	6,662	118,172
Securitas AB Class B	1,989	34,610
Skandinaviska Enskilda Banken AB Class A	9,514	106,168
Skanska AB Class B	2,150	42,199
SKF AB Class B	2,204	43,457
Svenska Handelsbanken AB Class A	8,852	111,730
Swedbank AB Class A	5,254	130,151
Swedish Match AB	1,058	54,130
Tele2 AB Class B	2,233	26,867
Telefonaktiebolaget LM Ericsson Class B	17,824	158,093
Telia Co. AB	16,240	74,542
Volvo AB Class B	9,073	160,276
		2,253,336
SWITZERLAND — 9.3%
ABB, Ltd.	10,634	252,460
Adecco Group AG	945	49,862
Baloise Holding AG	284	43,525
Barry Callebaut AG	14	26,659
Chocoladefabriken Lindt & Spruengli AG (e)	6	42,260
Chocoladefabriken Lindt & Spruengli AG (e)	1	82,412
Cie Financiere Richemont SA	3,021	247,420
Clariant AG (b)	1,170	30,592
Coca-Cola HBC AG (b)	1,129	38,470
Credit Suisse Group AG (b)	14,648	221,190
Dufry AG (a)(b)	204	23,109
EMS-Chemie Holding AG	46	27,549
Ferguson PLC	1,374	116,733
Geberit AG	215	100,192
Givaudan SA	51	125,986
Julius Baer Group, Ltd. (b)	1,300	65,359
Kuehne + Nagel International AG	345	54,922
LafargeHolcim, Ltd. (b)	2,842	140,965
Lonza Group AG (b)	414	141,984
Nestle SA	18,036	1,510,755
Novartis AG	12,623	1,090,685
Pargesa Holding SA	207	16,710
Partners Group Holding AG	100	79,699
Roche Holding AG	4,066	989,651
Schindler Holding AG (e)	238	59,597
Schindler Holding AG (e)	138	33,455
SGS SA	31	82,007
Sika AG	736	107,672
Sonova Holding AG	322	64,380
STMicroelectronics NV	3,995	72,712
Straumann Holding AG	65	49,109
Swatch Group AG (e)	184	73,521
Swatch Group AG (e)	299	23,417

See accompanying notes to financial statements.
93

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Swiss Life Holding AG (b)	207	$ 78,833
Swiss Prime Site AG (b)	437	37,423
Swiss Re AG	1,821	168,901
Swisscom AG	161	73,413
Temenos AG (b)	316	51,502
UBS Group AG (b)	22,481	356,732
Vifor Pharma AG	230	40,064
Zurich Insurance Group AG	876	278,189
		7,170,076
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	546	24,166
UNITED KINGDOM — 14.9%
3i Group PLC	5,644	69,273
Admiral Group PLC	1,337	36,265
Ashtead Group PLC	2,874	91,335
Associated British Foods PLC	2,066	61,696
AstraZeneca PLC	7,342	570,917
Auto Trader Group PLC (d)	6,283	36,591
Aviva PLC	23,173	147,921
Babcock International Group PLC	1,590	14,991
BAE Systems PLC	18,366	150,838
Barclays PLC	99,478	222,840
Barratt Developments PLC	6,283	46,456
Berkeley Group Holdings PLC	830	39,820
British American Tobacco PLC	13,268	620,195
British Land Co. PLC REIT	5,443	43,780
BT Group PLC	48,931	143,760
Bunzl PLC	2,104	66,206
Burberry Group PLC	2,440	64,115
Capita PLC	184	343
Carnival PLC	1,058	65,728
CNH Industrial NV	5,936	71,360
Cobham PLC (b)	657	1,000
Coca-Cola European Partners PLC	1,383	62,648
Compass Group PLC	9,144	203,427
ConvaTec Group PLC (d)	7,341	22,248
Croda International PLC	806	54,676
DCC PLC	553	50,227
Diageo PLC	14,280	506,327
Direct Line Insurance Group PLC	8,619	36,405
easyJet PLC	991	16,981
Experian PLC	5,310	136,447
Fiat Chrysler Automobiles NV (b)	6,463	113,683
G4S PLC	9,698	30,605
GlaxoSmithKline PLC	28,707	575,306
GVC Holdings PLC	2,864	34,304
Hammerson PLC REIT	4,969	29,593
Hargreaves Lansdown PLC	1,643	47,886
HSBC Holdings PLC	116,026	1,013,432
IMI PLC	75	1,073
Imperial Brands PLC	5,525	192,442
Informa PLC	6,940	68,980
InterContinental Hotels Group PLC	1,127	70,250
International Consolidated Airlines Group SA	4,027	34,622
Intertek Group PLC	937	60,997
Security Description	Shares	Value
ITV PLC	22,682	$ 46,690
J Sainsbury PLC	10,253	43,026
John Wood Group PLC	4,118	41,436
Johnson Matthey PLC	1,198	55,647
Kingfisher PLC	12,599	42,389
Land Securities Group PLC REIT	4,634	53,384
Legal & General Group PLC	34,564	118,182
Lloyds Banking Group PLC	417,133	322,406
London Stock Exchange Group PLC	1,817	108,663
Marks & Spencer Group PLC	10,161	38,267
Meggitt PLC	4,852	35,838
Melrose Industries PLC	25,445	66,330
Merlin Entertainments PLC (d)	4,433	23,147
Micro Focus International PLC	2,653	49,456
Mondi PLC	2,293	62,913
National Grid PLC	19,525	201,503
Next PLC	876	62,761
Pearson PLC	4,552	52,831
Persimmon PLC	1,793	55,298
Prudential PLC	14,976	343,621
Randgold Resources, Ltd.	576	40,937
Reckitt Benckiser Group PLC	3,853	352,519
RELX PLC (e)	6,248	131,667
RELX PLC (e)	5,572	117,109
Rolls-Royce Holdings PLC (b)	9,854	126,882
Royal Bank of Scotland Group PLC	27,669	90,204
Royal Mail PLC	5,639	35,084
RSA Insurance Group PLC	6,398	47,974
Sage Group PLC	6,754	51,647
Schroders PLC	728	29,382
Segro PLC REIT	6,495	54,020
Severn Trent PLC	1,498	36,120
Shire PLC	5,259	317,079
Sky PLC	5,985	134,944
Smith & Nephew PLC	5,087	92,839
Smiths Group PLC	2,473	48,229
St James's Place PLC	3,280	48,932
Standard Chartered PLC	16,359	135,763
Standard Life Aberdeen PLC	15,551	62,034
Taylor Wimpey PLC	20,401	45,706
Tesco PLC	55,590	173,836
Travis Perkins PLC	1,032	14,339
Unilever NV	8,977	500,121
Unilever PLC	7,140	392,548
United Utilities Group PLC	4,271	39,210
Vodafone Group PLC	154,022	330,402
Weir Group PLC	1,386	31,865
Whitbread PLC	1,129	69,447
Wm Morrison Supermarkets PLC	13,879	46,949
WPP PLC	7,378	108,191
		11,457,756
TOTAL COMMON STOCKS (Cost $73,471,008)		76,542,362

See accompanying notes to financial statements.
94

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
RIGHTS — 0.0% (c)
AUSTRALIA — 0.0% (c)
Harvey Norman Holdings, Ltd. (expiring 10/15/18) (b) (Cost $0)	197	$ 114
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (g) (h)	16,515	16,515
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,469,041	1,469,041
TOTAL SHORT-TERM INVESTMENTS (Cost $1,485,556)		1,485,556
TOTAL INVESTMENTS — 101.4% (Cost $74,956,564)		78,028,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,090,727)
NET ASSETS — 100.0%		$ 76,937,305

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $3,775, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 4,639,893	$ —	$—	$ 4,639,893
Austria	153,313	—	—	153,313
Belgium	869,315	—	—	869,315
Chile	27,317	—	—	27,317
See accompanying notes to financial statements.
95

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
China	$ 133,335	$ —	$—	$ 133,335
Denmark	1,424,088	—	—	1,424,088
Finland	912,126	—	—	912,126
France	8,031,505	—	—	8,031,505
Germany	7,820,454	—	—	7,820,454
Hong Kong	2,668,564	—	—	2,668,564
Ireland	520,204	—	—	520,204
Israel	463,812	—	—	463,812
Italy	1,132,032	—	—	1,132,032
Japan	20,115,316	—	—	20,115,316
Luxembourg	298,775	—	—	298,775
Macau	30,037	—	—	30,037
Mexico	15,060	—	—	15,060
Netherlands	2,246,122	—	—	2,246,122
New Zealand	187,047	—	—	187,047
Norway	448,459	—	—	448,459
Portugal	76,883	—	—	76,883
Singapore	1,060,451	—	—	1,060,451
South Africa	42,996	—	—	42,996
Spain	2,316,149	3,775	—	2,319,924
Sweden	2,253,336	—	—	2,253,336
Switzerland	7,170,076	—	—	7,170,076
United Arab Emirates	24,166	—	—	24,166
United Kingdom	11,457,756	—	—	11,457,756
Rights
Australia	114	—	—	114
Short-Term Investments	1,485,556	—	—	1,485,556
TOTAL INVESTMENTS	$78,024,257	$3,775	$—	$78,028,032
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	75,546	$ 75,546	$ 3,471,097	$ 3,530,128	$—	$—	16,515	$ 16,515	$ 738	$—
State Street Navigator Securities Lending Government Money Market Portfolio	242,956	242,956	16,564,319	15,338,234	—	—	1,469,041	1,469,041	16,518	—
Total		$318,502	$20,035,416	$18,868,362	$—	$—		$1,485,556	$17,256	$—
See accompanying notes to financial statements.
96

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 5.3%
AGL Energy, Ltd.	25,696	$ 362,551
Amcor, Ltd.	27,662	273,803
Aristocrat Leisure, Ltd.	12,964	266,770
ASX, Ltd.	4,739	218,284
Australia & New Zealand Banking Group, Ltd.	26,541	541,162
BHP Billiton PLC	10,726	233,755
BHP Billiton, Ltd.	14,063	352,370
Brambles, Ltd.	38,754	305,641
Caltex Australia, Ltd.	6,417	138,826
Cochlear, Ltd.	2,641	383,402
Commonwealth Bank of Australia	18,328	946,984
CSL, Ltd.	17,023	2,477,071
Dexus REIT	36,552	279,283
Goodman Group REIT	21,435	160,676
GPT Group REIT	48,708	183,614
Insurance Australia Group, Ltd.	35,627	188,694
LendLease Group	5,467	77,768
Macquarie Group, Ltd.	1,439	131,231
Medibank Pvt, Ltd.	120,495	253,706
Mirvac Group REIT	108,490	189,180
National Australia Bank, Ltd. (a)	21,567	433,970
Newcrest Mining, Ltd.	20,306	285,180
QBE Insurance Group, Ltd.	15,296	123,070
Ramsay Health Care, Ltd.	2,523	100,276
REA Group, Ltd.	1,443	89,718
Scentre Group REIT	116,801	335,510
SEEK, Ltd.	3,087	46,370
Sonic Healthcare, Ltd.	25,583	461,099
Stockland REIT	56,510	169,684
Suncorp Group, Ltd.	10,154	106,237
Tabcorp Holdings, Ltd.	18,778	66,168
Telstra Corp., Ltd.	323,435	746,529
Transurban Group Stapled Security	60,558	491,624
Vicinity Centres REIT	159,781	302,897
Wesfarmers, Ltd.	28,327	1,021,726
Westpac Banking Corp.	26,281	531,106
Woodside Petroleum, Ltd.	5,202	145,212
Woolworths Group, Ltd.	36,412	739,793
		14,160,940
AUSTRIA — 0.0% (b)
OMV AG	1,810	101,731
BELGIUM — 1.1%
Ageas	2,817	151,524
Anheuser-Busch InBev SA	4,686	409,406
Colruyt SA (a)	10,196	577,329
Groupe Bruxelles Lambert SA	6,242	654,682
KBC Group NV	2,055	152,999
Proximus SADP	21,094	504,224
Solvay SA	729	97,798
UCB SA	4,498	404,371
		2,952,333
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	47,536	225,989
Security Description	Shares	Value
DENMARK — 4.0%
AP Moller - Maersk A/S Class B	94	$ 132,061
Carlsberg A/S Class B	1,399	167,871
Chr. Hansen Holding A/S	9,369	951,442
Coloplast A/S Class B	9,307	952,104
Danske Bank A/S	30,627	804,750
DSV A/S	9,835	894,599
Genmab A/S (c)	1,234	194,123
H Lundbeck A/S	6,814	421,023
ISS A/S	11,533	405,968
Novo Nordisk A/S Class B	69,270	3,262,633
Novozymes A/S Class B	7,318	401,898
Orsted A/S (d)	11,557	785,365
Pandora A/S	3,989	249,206
Tryg A/S	17,551	437,111
William Demant Holding A/S (c)	13,013	489,278
		10,549,432
FINLAND — 1.4%
Elisa Oyj	16,264	690,075
Fortum Oyj	2,830	70,967
Kone Oyj Class B	11,066	591,502
Neste Oyj	2,305	190,621
Nokia Oyj	22,999	127,609
Nokian Renkaat Oyj	3,208	131,494
Orion Oyj Class B	5,642	213,765
Sampo Oyj Class A	23,098	1,196,543
UPM-Kymmene Oyj	3,371	132,341
Wartsila OYJ Abp	11,847	231,035
		3,575,952
FRANCE — 8.2%
Aeroports de Paris	2,823	635,781
Air Liquide SA	4,627	608,903
Airbus SE	2,786	350,064
Atos SE	705	83,933
AXA SA	23,258	625,378
BNP Paribas SA	15,480	947,727
Bureau Veritas SA	3,206	82,779
Capgemini SE	818	102,992
Carrefour SA	6,967	133,521
Casino Guichard Perrachon SA (a)	2,426	102,061
Cie de Saint-Gobain	4,254	183,534
Cie Generale des Etablissements Michelin SCA	4,687	560,454
Credit Agricole SA	17,099	245,992
Danone SA	7,346	569,109
Dassault Systemes SE	7,470	1,117,087
Engie SA	18,011	264,949
Essilor International Cie Generale d'Optique SA	5,345	791,237
Eutelsat Communications SA (a)	4,590	108,545
Hermes International	1,556	1,031,242
Iliad SA (a)	685	89,508
Kering SA	220	117,978
Legrand SA	6,188	451,222
L'Oreal SA	9,330	2,250,801
LVMH Moet Hennessy Louis Vuitton SE	6,836	2,418,527

See accompanying notes to financial statements.
97

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Orange SA	15,201	$ 242,505
Pernod Ricard SA	1,027	168,551
Publicis Groupe SA	1,494	89,332
Renault SA	2,243	194,091
Safran SA	7,356	1,031,260
Sanofi	10,944	973,189
Schneider Electric SE	2,757	221,916
SCOR SE	7,960	369,821
SEB SA	449	76,454
Societe BIC SA	841	77,022
Societe Generale SA	13,102	562,608
Sodexo SA	5,031	533,746
Thales SA	6,840	972,029
TOTAL SA	23,309	1,511,778
Unibail-Rodamco-Westfield (e)	20,080	205,148
Unibail-Rodamco-Westfield (e)	561	112,871
Valeo SA	6,370	276,713
Vinci SA	3,055	291,038
Vivendi SA	5,465	140,726
		21,924,122
GERMANY — 8.0%
adidas AG	4,686	1,147,884
Allianz SE	3,755	837,395
BASF SE	23,258	2,067,934
Bayer AG	9,183	816,059
Bayerische Motoren Werke AG	3,287	296,685
Beiersdorf AG	7,127	804,457
Commerzbank AG (c)	19,207	200,223
Continental AG	3,373	587,465
Covestro AG (d)	3,784	307,043
Daimler AG	12,756	805,254
Deutsche Bank AG	27,624	315,334
Deutsche Boerse AG	780	104,549
Deutsche Lufthansa AG	7,206	177,104
Deutsche Post AG	25,887	923,380
Deutsche Telekom AG	20,722	334,192
E.ON SE	17,411	177,557
Fresenius Medical Care AG & Co. KGaA	6,124	630,072
Fresenius SE & Co. KGaA	2,567	188,554
Fuchs Petrolub SE Preference Shares	2,157	120,558
GEA Group AG	3,846	137,051
Hannover Rueck SE	1,681	237,617
HeidelbergCement AG	1,239	96,880
Henkel AG & Co. KGaA Preference Shares	4,109	482,271
Henkel AG & Co. KGaA	5,780	613,947
HUGO BOSS AG	2,157	166,155
Infineon Technologies AG	4,089	92,945
Innogy SE (d)(e)	266	11,892
Innogy SE (c)(e)	10,579	449,108
Linde AG	878	207,732
MAN SE	4,873	530,058
Merck KGaA	3,004	310,534
METRO AG	6,067	95,132
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,219	$ 934,745
Porsche Automobil Holding SE Preference Shares	1,792	120,722
ProSiebenSat.1 Media SE	5,060	131,473
Puma SE	59	29,125
RWE AG	7,744	191,136
SAP SE	26,264	3,233,596
Siemens AG	4,873	624,523
ThyssenKrupp AG	5,517	139,310
TUI AG	16,177	310,738
Uniper SE	15,868	488,597
United Internet AG	1,062	50,266
Volkswagen AG Preference Shares	3,532	621,926
		21,149,178
HONG KONG — 5.6%
AIA Group, Ltd.	277,223	2,476,439
ASM Pacific Technology, Ltd.	11,600	118,151
Bank of East Asia, Ltd.	29,475	109,991
CK Asset Holdings, Ltd.	24,120	181,095
CK Hutchison Holdings, Ltd.	43,500	501,438
CK Infrastructure Holdings, Ltd.	91,000	721,032
CLP Holdings, Ltd.	135,000	1,581,202
Galaxy Entertainment Group, Ltd.	49,000	310,911
Hang Seng Bank, Ltd.	62,529	1,698,893
HK Electric Investments & HK Electric Investments, Ltd. (a)	371,040	374,601
HKT Trust & HKT, Ltd.	468,540	644,288
Hong Kong & China Gas Co., Ltd.	640,272	1,271,560
Hong Kong Exchanges & Clearing, Ltd.	30,843	882,929
Jardine Matheson Holdings, Ltd.	5,000	313,750
Jardine Strategic Holdings, Ltd.	2,600	94,380
Li & Fung, Ltd.	134,000	29,968
Link REIT	45,500	448,028
MTR Corp., Ltd.	182,667	961,786
New World Development Co., Ltd.	75,749	103,388
PCCW, Ltd.	447,000	260,492
Power Assets Holdings, Ltd.	91,000	633,810
Sands China, Ltd.	71,600	324,377
Sun Hung Kai Properties, Ltd.	10,000	145,689
Swire Pacific, Ltd. Class A	15,500	169,858
Techtronic Industries Co., Ltd.	37,000	236,425
WH Group, Ltd. (d)	100,500	70,768
Yue Yuen Industrial Holdings, Ltd.	69,000	191,792
		14,857,041
IRELAND — 0.8%
CRH PLC	4,864	159,204
Kerry Group PLC Class A	12,092	1,337,772
Paddy Power Betfair PLC	856	73,077
Ryanair Holdings PLC ADR (a)(c)	5,429	521,401
		2,091,454
ISRAEL — 0.9%
Azrieli Group, Ltd.	1,816	93,292
Bank Hapoalim BM	68,820	504,198

See accompanying notes to financial statements.
98

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Bank Leumi Le-Israel BM	90,936	$ 599,955
Bezeq The Israeli Telecommunication Corp., Ltd.	90,449	104,051
Check Point Software Technologies, Ltd. (c)	4,903	576,936
Mizrahi Tefahot Bank, Ltd.	17,924	314,096
Teva Pharmaceutical Industries, Ltd. ADR	624	13,441
Teva Pharmaceutical Industries, Ltd.	11,406	250,096
		2,456,065
ITALY — 1.0%
Assicurazioni Generali SpA	18,263	315,641
Enel SpA	82,352	422,016
Eni SpA	16,261	307,520
Ferrari NV	1,375	189,412
Intesa Sanpaolo SpA	118,021	301,716
Luxottica Group SpA	6,790	461,523
Moncler SpA	6,157	265,315
Snam SpA	33,404	139,249
Telecom Italia SpA/Milano	125,568	67,586
UniCredit SpA	16,611	250,123
		2,720,101
JAPAN — 23.7%
ABC-Mart, Inc. (a)	5,900	328,283
Aeon Co., Ltd. (a)	8,400	202,448
Ajinomoto Co., Inc.	9,400	161,418
ANA Holdings, Inc.	16,900	590,685
Aozora Bank, Ltd.	4,400	157,274
Asahi Group Holdings, Ltd.	9,000	390,236
Astellas Pharma, Inc.	99,200	1,730,989
Benesse Holdings, Inc.	6,600	187,974
Bridgestone Corp.	18,800	710,555
Canon, Inc.	40,800	1,296,721
Central Japan Railway Co.	2,300	479,095
Chubu Electric Power Co., Inc.	9,300	140,706
Concordia Financial Group, Ltd.	17,900	87,778
Daicel Corp.	6,100	70,890
Dai-ichi Life Holdings, Inc.	15,408	320,884
Daiichi Sankyo Co., Ltd.	15,206	659,326
Daito Trust Construction Co., Ltd.	6,000	772,021
Daiwa House Industry Co., Ltd.	14,500	429,951
Daiwa House REIT Investment Corp.	127	290,596
Denso Corp.	4,400	232,386
Disco Corp. (a)	600	100,471
East Japan Railway Co.	8,100	752,701
Eisai Co., Ltd.	3,600	350,539
FamilyMart UNY Holdings Co., Ltd.	3,000	312,453
FANUC Corp.	100	18,858
Fujitsu, Ltd.	1,300	92,660
Hikari Tsushin, Inc.	300	59,321
Hitachi, Ltd.	12,400	421,394
Honda Motor Co., Ltd.	19,900	602,510
Hoshizaki Corp.	600	62,121
Hoya Corp.	9,400	558,613
Inpex Corp.	8,000	99,802
Security Description	Shares	Value
Isuzu Motors, Ltd.	11,100	$ 175,024
ITOCHU Corp.	16,214	296,915
Japan Airlines Co., Ltd.	18,600	668,771
Japan Exchange Group, Inc.	12,906	224,976
Japan Post Bank Co., Ltd.	18,300	216,375
Japan Post Holdings Co., Ltd.	51,700	615,384
Japan Prime Realty Investment Corp. REIT	93	331,602
Japan Real Estate Investment Corp. REIT	88	461,751
Japan Retail Fund Investment Corp. REIT	264	479,028
Japan Tobacco, Inc.	37,300	974,000
JFE Holdings, Inc.	7,100	162,959
JXTG Holdings, Inc.	42,282	319,502
Kajima Corp.	24,000	348,849
Kakaku.com, Inc.	5,500	107,593
Kansai Electric Power Co., Inc.	9,300	140,255
Kao Corp.	18,600	1,502,279
KDDI Corp.	65,218	1,802,345
Keikyu Corp. (a)	27,200	495,939
Keyence Corp.	2,500	1,452,216
Kirin Holdings Co., Ltd.	15,700	402,366
Koito Manufacturing Co., Ltd.	1,600	105,084
Komatsu, Ltd. (a)	5,100	155,175
Kubota Corp.	6,500	110,503
Kyocera Corp.	700	42,030
Kyowa Hakko Kirin Co., Ltd.	4,500	84,347
Kyushu Railway Co.	17,319	527,567
Lawson, Inc.	7,600	463,019
M3, Inc.	13,200	299,596
Marubeni Corp.	34,300	314,056
Mazda Motor Corp. (a)	9,300	111,680
McDonald's Holdings Co. Japan, Ltd.	9,100	399,780
MEIJI Holdings Co., Ltd.	5,600	376,176
MISUMI Group, Inc.	7,200	186,363
Mitsubishi Chemical Holdings Corp.	17,300	165,636
Mitsubishi Corp.	12,700	391,449
Mitsubishi Electric Corp.	9,400	128,812
Mitsubishi Heavy Industries, Ltd.	4,300	166,079
Mitsubishi Tanabe Pharma Corp.	28,013	468,589
Mitsubishi UFJ Financial Group, Inc.	198,900	1,241,713
Mitsui & Co., Ltd.	17,900	318,413
Mizuho Financial Group, Inc.	626,300	1,092,861
MS&AD Insurance Group Holdings, Inc.	7,600	253,857
Murata Manufacturing Co., Ltd.	800	123,009
Nabtesco Corp.	1,200	31,906
Nagoya Railroad Co., Ltd.	17,200	426,120
NH Foods, Ltd.	6,500	240,063
Nippon Building Fund, Inc. REIT	98	566,853
Nippon Prologis REIT, Inc.	199	394,023
Nippon Steel & Sumitomo Metal Corp.	11,500	243,344
Nippon Telegraph & Telephone Corp.	34,500	1,558,780

See accompanying notes to financial statements.
99

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Nippon Yusen KK (a)	2,200	$ 41,391
Nissan Chemical Corp.	1,100	58,106
Nissan Motor Co., Ltd. (a)	80,016	749,192
Nissin Foods Holdings Co., Ltd.	8,200	563,824
Nitori Holdings Co., Ltd.	5,200	745,996
Nitto Denko Corp.	5,400	404,863
Nomura Holdings, Inc.	38,300	182,994
Nomura Real Estate Master Fund, Inc. REIT	351	479,599
Nomura Research Institute, Ltd.	1,300	65,695
NTT DOCOMO, Inc.	78,322	2,106,561
Obayashi Corp.	11,400	107,993
Ono Pharmaceutical Co., Ltd.	2,900	82,084
Oracle Corp. Japan	6,600	532,253
Oriental Land Co., Ltd.	11,600	1,213,259
ORIX Corp.	15,700	254,606
Osaka Gas Co., Ltd.	8,600	167,783
Otsuka Corp.	14,100	526,337
Otsuka Holdings Co., Ltd.	11,500	579,835
Panasonic Corp.	19,500	227,215
Park24 Co., Ltd.	8,100	244,958
Recruit Holdings Co., Ltd.	36,005	1,202,016
Resona Holdings, Inc.	35,900	201,743
Ricoh Co., Ltd. (a)	10,000	107,409
Ryohin Keikaku Co., Ltd.	700	208,302
Sankyo Co., Ltd.	6,700	262,196
Santen Pharmaceutical Co., Ltd.	3,200	50,739
Secom Co., Ltd.	7,000	570,797
Sekisui House, Ltd.	6,500	99,144
Seven & i Holdings Co., Ltd.	8,900	396,478
Shimamura Co., Ltd.	2,100	199,305
Shimano, Inc.	800	128,961
Shionogi & Co., Ltd.	8,700	568,638
SMC Corp.	1,200	384,135
SoftBank Group Corp.	8,900	898,737
Sompo Holdings, Inc.	2,700	115,027
Sony Corp.	6,900	423,167
Start Today Co., Ltd.	7,300	221,086
Subaru Corp.	18,700	572,928
SUMCO Corp. (a)	1,200	17,411
Sumitomo Corp.	12,712	212,025
Sumitomo Electric Industries, Ltd.	9,400	147,474
Sumitomo Mitsui Financial Group, Inc.	23,000	928,626
Sumitomo Mitsui Trust Holdings, Inc.	5,200	214,071
Suntory Beverage & Food, Ltd.	16,187	685,473
Suzuki Motor Corp.	1,100	63,026
Sysmex Corp.	4,900	421,904
T&D Holdings, Inc.	6,500	107,299
Taisei Corp.	6,000	273,628
Taisho Pharmaceutical Holdings Co., Ltd.	5,500	672,580
Takeda Pharmaceutical Co., Ltd. (a)	21,300	911,558
TDK Corp.	1,200	130,898
Terumo Corp.	5,800	343,655
Tobu Railway Co., Ltd.	12,600	372,725
Tohoku Electric Power Co., Inc.	8,600	116,751
Security Description	Shares	Value
Tokio Marine Holdings, Inc.	6,900	$ 342,433
Tokyo Electric Power Co. Holdings, Inc. (c)	62,900	309,004
Tokyo Electron, Ltd. (a)	200	27,486
Tokyo Gas Co., Ltd.	11,408	280,467
Toray Industries, Inc.	59,600	447,846
Toshiba Corp. (c)	3,900	112,792
Tosoh Corp.	6,600	101,686
Toyo Suisan Kaisha, Ltd.	17,000	659,286
Toyota Motor Corp.	26,000	1,624,070
Toyota Tsusho Corp.	4,400	166,184
Trend Micro, Inc.	1,500	96,536
Tsuruha Holdings, Inc.	2,500	307,919
Unicharm Corp.	8,906	294,658
United Urban Investment Corp. REIT	342	536,854
USS Co., Ltd.	9,800	181,962
West Japan Railway Co.	5,600	390,523
Yahoo! Japan Corp.	37,500	135,031
Yamada Denki Co., Ltd. (a)	76,600	387,771
Yamato Holdings Co., Ltd. (a)	3,500	107,479
Yaskawa Electric Corp.	700	20,799
		62,931,913
LUXEMBOURG — 0.3%
ArcelorMittal	5,769	179,578
RTL Group SA	5,535	395,056
SES SA	6,448	141,549
		716,183
NETHERLANDS — 2.4%
Aegon NV	32,939	213,789
Akzo Nobel NV	1,120	104,773
ASML Holding NV	10,757	2,010,325
EXOR NV	1,816	121,959
Heineken NV	1,492	139,954
ING Groep NV	32,745	425,364
Koninklijke Ahold Delhaize NV	16,457	377,517
Koninklijke DSM NV	1,059	112,228
Koninklijke KPN NV	34,811	91,864
Koninklijke Philips NV	4,296	195,775
NN Group NV	7,492	334,416
NXP Semiconductors NV	1,718	146,889
Randstad NV	2,418	129,135
Royal Dutch Shell PLC Class A	31,156	1,071,183
Royal Dutch Shell PLC Class B	22,059	773,518
Wolters Kluwer NV	3,846	239,795
		6,488,484
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd.	27,426	132,729
Meridian Energy, Ltd.	72,331	157,522
Ryman Healthcare, Ltd.	21,952	203,743
Spark New Zealand, Ltd.	121,287	325,649
		819,643
NORWAY — 0.3%
DNB ASA	10,374	218,161
Equinor ASA	6,650	187,415
Gjensidige Forsikring ASA	6,374	107,390

See accompanying notes to financial statements.
100

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Telenor ASA	5,050	$ 98,665
Yara International ASA	1,708	83,834
		695,465
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	25,363	93,621
Jeronimo Martins SGPS SA	7,970	117,427
		211,048
SINGAPORE — 1.8%
ComfortDelGro Corp., Ltd.	64,400	114,533
DBS Group Holdings, Ltd.	50,603	966,247
Keppel Corp., Ltd.	14,211	72,389
Oversea-Chinese Banking Corp., Ltd.	131,902	1,104,372
SATS, Ltd.	51,000	194,840
Singapore Airlines, Ltd.	79,900	569,566
Singapore Press Holdings, Ltd. (a)	80,000	168,039
Singapore Technologies Engineering, Ltd.	52,200	136,006
Singapore Telecommunications, Ltd.	478,000	1,133,472
United Overseas Bank, Ltd.	18,675	370,124
Venture Corp., Ltd.	3,200	41,290
		4,870,878
SOUTH AFRICA — 0.0% (b)
Investec PLC	5,708	40,165
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	3,014	128,408
Amadeus IT Group SA	13,783	1,281,036
Banco Bilbao Vizcaya Argentaria SA	72,866	464,640
Banco de Sabadell SA	79,271	123,286
Banco Santander SA	192,734	970,547
CaixaBank SA	34,096	155,955
Endesa SA	3,755	81,166
Iberdrola SA	49,220	362,337
Industria de Diseno Textil SA	31,986	970,031
Repsol SA	14,401	287,115
Telefonica SA	38,678	306,295
		5,130,816
SWEDEN — 2.4%
Alfa Laval AB	1,741	47,180
Assa Abloy AB Class B	23,987	481,860
Atlas Copco AB Class A	21,461	618,260
Atlas Copco AB Class B	5,624	149,972
Boliden AB	6,457	179,990
Electrolux AB Class B	5,545	122,208
Epiroc AB Class A (c)	20,671	230,809
Epiroc AB Class B (c)	5,417	55,734
Essity AB Class B	2,996	75,261
Hennes & Mauritz AB Class B (a)	36,998	683,281
Hexagon AB Class B	5,628	329,711
ICA Gruppen AB (a)	4,967	157,502
Investor AB Class B	13,037	602,066
Kinnevik AB Class B	2,127	64,361
L E Lundbergforetagen AB Class B	3,764	126,804
Security Description	Shares	Value
Nordea Bank AB	27,870	$ 303,545
Sandvik AB	13,036	231,236
Skandinaviska Enskilda Banken AB Class A	14,349	160,122
Skanska AB Class B	11,718	229,993
Svenska Handelsbanken AB Class A	12,966	163,657
Swedbank AB Class A	6,929	171,643
Swedish Match AB	6,844	350,157
Telefonaktiebolaget LM Ericsson Class B	13,087	116,078
Telia Co. AB	91,987	422,223
Volvo AB Class B	9,961	175,963
		6,249,616
SWITZERLAND — 12.3%
ABB, Ltd.	46,695	1,108,576
Adecco Group AG	4,687	247,305
Baloise Holding AG	2,337	358,158
Barry Callebaut AG	167	317,998
Chocoladefabriken Lindt & Spruengli AG	115	809,992
Cie Financiere Richemont SA	1,960	160,524
Coca-Cola HBC AG (c)	636	21,672
Credit Suisse Group AG (c)	17,212	259,907
EMS-Chemie Holding AG	279	167,091
Ferguson PLC	6,620	562,427
Geberit AG	1,176	548,029
Givaudan SA	467	1,153,635
Glencore PLC (c)	105,085	454,549
Julius Baer Group, Ltd. (c)	2,128	106,988
Kuehne + Nagel International AG	8,157	1,298,540
LafargeHolcim, Ltd. (c)(e)	1,494	74,103
LafargeHolcim, Ltd. (c)(e)	1,776	87,711
Nestle SA	86,496	7,245,191
Novartis AG	27,489	2,375,176
Partners Group Holding AG	1,216	969,140
Roche Holding AG	26,366	6,417,400
Schindler Holding AG (e)	1,306	327,035
Schindler Holding AG (e)	1,036	251,151
SGS SA	168	444,423
Sika AG	5,481	801,838
Sonova Holding AG	3,295	658,798
Straumann Holding AG	173	130,706
Swatch Group AG	159	63,532
Swiss Life Holding AG (c)	1,029	391,880
Swiss Prime Site AG (c)	6,412	549,103
Swiss Re AG	15,526	1,440,065
Swisscom AG	2,707	1,234,334
UBS Group AG (c)	32,711	519,063
Vifor Pharma AG	156	27,174
Zurich Insurance Group AG	3,370	1,070,203
		32,653,417
UNITED KINGDOM — 17.5%
3i Group PLC	32,836	403,020
Admiral Group PLC	14,287	387,524
Anglo American PLC	8,410	188,962
Ashtead Group PLC	13,868	440,721
Associated British Foods PLC	8,852	264,345

See accompanying notes to financial statements.
101

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
AstraZeneca PLC	44,809	$ 3,484,369
Aviva PLC	31,239	199,409
Babcock International Group PLC	8,040	75,803
BAE Systems PLC	168,752	1,385,944
Barclays PLC	249,622	559,177
Barratt Developments PLC	28,063	207,497
Berkeley Group Holdings PLC	4,779	229,277
BP PLC	131,588	1,011,223
British American Tobacco PLC	16,902	790,061
British Land Co. PLC REIT	6,717	54,027
BT Group PLC	335,458	985,584
Bunzl PLC	10,570	332,603
Burberry Group PLC	12,920	339,494
Carnival PLC	6,006	373,122
Centrica PLC	107,754	217,660
CNH Industrial NV	6,955	83,610
Compass Group PLC	95,772	2,130,648
Croda International PLC	4,145	281,183
DCC PLC	491	44,596
Diageo PLC	95,496	3,386,012
Direct Line Insurance Group PLC	92,899	392,388
easyJet PLC	1,031	17,666
Experian PLC	26,278	675,247
Fiat Chrysler Automobiles NV (c)	18,346	322,702
G4S PLC	10,448	32,972
GlaxoSmithKline PLC	58,894	1,180,273
Hammerson PLC REIT	4,936	29,397
Hargreaves Lansdown PLC	9,086	264,816
HSBC Holdings PLC	235,697	2,058,701
Imperial Brands PLC	33,174	1,155,489
InterContinental Hotels Group PLC	354	22,066
International Consolidated Airlines Group SA	6,229	53,553
Intertek Group PLC	4,620	300,753
ITV PLC	118,570	244,070
J Sainsbury PLC	27,147	113,921
Johnson Matthey PLC	5,792	269,040
Kingfisher PLC	90,182	303,413
Land Securities Group PLC REIT	5,894	67,899
Legal & General Group PLC	172,317	589,189
Lloyds Banking Group PLC	507,425	392,194
London Stock Exchange Group PLC	7,257	433,996
Marks & Spencer Group PLC	55,116	207,572
Meggitt PLC	5,967	44,073
Melrose Industries PLC	22,716	59,216
Mondi PLC	10,040	275,470
National Grid PLC	95,889	989,598
Next PLC	4,123	295,390
Pearson PLC	10,497	121,829
Persimmon PLC	10,572	326,049
Prudential PLC	13,440	308,378
Randgold Resources, Ltd.	3,357	238,584
Reckitt Benckiser Group PLC	18,912	1,730,299
RELX PLC (e)	70,591	1,487,595
RELX PLC (e)	26,321	553,197
Rio Tinto PLC	34,188	1,729,815
Rio Tinto, Ltd.	10,878	619,903
Rolls-Royce Holdings PLC (c)	10,062	129,560
Security Description	Shares	Value
Royal Bank of Scotland Group PLC	29,709	$ 96,855
Royal Mail PLC	65,781	409,264
RSA Insurance Group PLC	6,273	47,037
Sage Group PLC	33,382	255,270
Schroders PLC	3,408	137,548
Segro PLC REIT	3,754	31,223
Severn Trent PLC	3,094	74,602
Shire PLC	2,861	172,498
Sky PLC	19,466	438,900
Smith & Nephew PLC	52,216	952,951
Smiths Group PLC	10,515	205,064
SSE PLC	53,706	802,604
Standard Chartered PLC	28,851	239,434
Standard Life Aberdeen PLC	17,746	70,790
Taylor Wimpey PLC	100,371	224,867
Tesco PLC	81,839	255,920
Travis Perkins PLC	7,058	98,068
Unilever NV	44,989	2,506,397
Unilever PLC	33,202	1,825,404
United Utilities Group PLC	8,759	80,412
Vodafone Group PLC	417,333	895,247
Weir Group PLC	890	20,461
Whitbread PLC	5,294	325,645
Wm Morrison Supermarkets PLC	24,703	83,563
WPP PLC	31,672	464,439
		46,606,607
TOTAL COMMON STOCKS (Cost $256,312,254)		264,178,573

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g)	43,852	43,852
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	2,930,232	2,930,232
TOTAL SHORT-TERM INVESTMENTS (Cost $2,974,084)		2,974,084
TOTAL INVESTMENTS — 100.5% (Cost $259,286,338)		267,152,657
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,211,798)
NET ASSETS — 100.0%		$ 265,940,859

See accompanying notes to financial statements.
102

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.
(h)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 14,160,940	$—	$—	$ 14,160,940
Austria	101,731	—	—	101,731
Belgium	2,952,333	—	—	2,952,333
China	225,989	—	—	225,989
Denmark	10,549,432	—	—	10,549,432
Finland	3,575,952	—	—	3,575,952
France	21,924,122	—	—	21,924,122
Germany	21,149,178	—	—	21,149,178
Hong Kong	14,857,041	—	—	14,857,041
Ireland	2,091,454	—	—	2,091,454
Israel	2,456,065	—	—	2,456,065
Italy	2,720,101	—	—	2,720,101
Japan	62,931,913	—	—	62,931,913
Luxembourg	716,183	—	—	716,183
Netherlands	6,488,484	—	—	6,488,484
New Zealand	819,643	—	—	819,643
Norway	695,465	—	—	695,465
Portugal	211,048	—	—	211,048
Singapore	4,870,878	—	—	4,870,878
South Africa	40,165	—	—	40,165
Spain	5,130,816	—	—	5,130,816
Sweden	6,249,616	—	—	6,249,616
Switzerland	32,653,417	—	—	32,653,417
United Kingdom	46,606,607	—	—	46,606,607
Short-Term Investments	2,974,084	—	—	2,974,084
TOTAL INVESTMENTS	$267,152,657	$—	$—	$267,152,657
See accompanying notes to financial statements.
103

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	152,020	$152,020	$ 8,516,214	$ 8,624,382	$—	$—	43,852	$ 43,852	$ 3,037	$—
State Street Navigator Securities Lending Government Money Market Portfolio	666,545	666,545	54,155,248	51,891,561	—	—	2,930,232	2,930,232	49,959	—
Total		$818,565	$62,671,462	$60,515,943	$—	$—		$2,974,084	$52,996	$—
See accompanying notes to financial statements.
104

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BRAZIL — 6.0%
Ambev SA	37,724	$ 173,244
B3 SA - Brasil Bolsa Balcao	16,648	97,548
Banco Bradesco SA Preference Shares	32,850	235,833
Banco Bradesco SA	6,294	40,583
Banco do Brasil SA	196	1,445
BB Seguridade Participacoes SA	6,035	36,420
Braskem SA Class A, Preference Shares	1,836	26,867
CCR SA	255	540
Cia Siderurgica Nacional SA (a)	10,683	24,985
Cosan SA	2,718	22,058
Embraer SA	10,053	49,918
Equatorial Energia SA	3,018	43,424
Fibria Celulose SA	1,392	26,323
Gerdau SA Preference Shares	5,438	23,408
Itau Unibanco Holding SA Preference Shares	23,126	255,550
Itausa - Investimentos Itau SA Preference Shares	35,969	90,968
Itausa - Investimentos Itau SA	3	8
JBS SA	10,379	24,378
Localiza Rent a Car SA	4,288	24,427
Lojas Americanas SA Preference Shares	8,331	33,107
Lojas Renner SA	8,259	64,111
Magazine Luiza SA	889	27,267
Rumo SA (a)	7,578	28,425
Suzano Papel e Celulose SA	2,322	27,956
Telefonica Brasil SA Preference Shares	5,027	49,344
Vale SA	25,549	382,702
WEG SA	11,763	58,174
		1,869,013
CHILE — 1.2%
Banco Santander Chile	1,173,700	93,651
Cencosud SA	16,461	39,026
Empresas CMPC SA	27,845	112,072
Enel Americas SA	301,251	46,275
SACI Falabella	9,904	80,391
		371,415
CHINA — 30.7%
3SBio, Inc. (b)	10,000	16,818
58.com, Inc. ADR (a)	1,119	82,358
AAC Technologies Holdings, Inc.	4,500	46,755
Agricultural Bank of China, Ltd. Class H	123,000	60,361
Alibaba Group Holding, Ltd. ADR (a)	8,024	1,322,034
Anhui Conch Cement Co., Ltd. Class H	20,000	120,768
ANTA Sports Products, Ltd.	7,000	33,591
Autohome, Inc. ADR (c)	201	15,559
Baidu, Inc. ADR (a)	2,014	460,562
Bank of China, Ltd. Class H	532,000	236,599
Security Description	Shares	Value
Bank of Communications Co., Ltd. Class H	71,000	$ 53,262
Beijing Enterprises Holdings, Ltd.	10,000	56,103
Beijing Enterprises Water Group, Ltd. (a)	80,000	42,633
Brilliance China Automotive Holdings, Ltd.	20,000	32,358
BYD Co., Ltd. Class H (c)	10,000	71,822
CGN Power Co., Ltd. Class H (b)	173,000	41,123
China Cinda Asset Management Co., Ltd. Class H	143,000	36,184
China CITIC Bank Corp., Ltd. Class H	81,000	51,861
China Communications Construction Co., Ltd. Class H	50,000	51,119
China Conch Venture Holdings, Ltd.	25,000	87,222
China Construction Bank Corp. Class H	624,000	545,459
China Everbright International, Ltd. (c)	43,851	37,883
China Evergrande Group	17,000	47,687
China Life Insurance Co., Ltd. Class H	50,000	113,612
China Longyuan Power Group Corp., Ltd. Class H	61,000	51,295
China Mengniu Dairy Co., Ltd. (a)	30,000	99,873
China Merchants Bank Co., Ltd. Class H	20,000	81,279
China Merchants Port Holdings Co., Ltd.	20,981	40,166
China Minsheng Banking Corp., Ltd. Class H (c)	54,800	40,689
China Mobile, Ltd.	45,500	448,610
China National Building Material Co., Ltd. Class H	24,000	21,317
China Oilfield Services, Ltd. Class H	26,000	28,210
China Overseas Land & Investment, Ltd.	20,000	62,621
China Pacific Insurance Group Co., Ltd. Class H	14,200	54,805
China Railway Group, Ltd. Class H	71,000	70,411
China Resources Beer Holdings Co., Ltd.	20,000	80,384
China Resources Gas Group, Ltd.	20,000	81,407
China Resources Land, Ltd.	20,000	70,033
China Taiping Insurance Holdings Co., Ltd.	24,600	86,298
China Telecom Corp., Ltd. Class H	100,000	49,713
China Unicom Hong Kong, Ltd.	40,000	47,132
China Vanke Co., Ltd. Class H	20,400	67,523
CITIC Securities Co., Ltd. Class H	25,000	44,473
CITIC, Ltd.	30,000	44,703
Country Garden Holdings Co., Ltd.	47,000	59,284
CRRC Corp., Ltd. Class H	50,000	45,687
CSPC Pharmaceutical Group, Ltd.	40,000	84,960
Ctrip.com International, Ltd. ADR (a)	2,828	105,117
ENN Energy Holdings, Ltd.	3,800	33,023

See accompanying notes to financial statements.
105

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Fosun International, Ltd.	35,500	$ 62,608
Future Land Development Holdings, Ltd.	22,000	14,254
GDS Holdings, Ltd. ADR (a)(c)	252	8,853
Geely Automobile Holdings, Ltd.	50,000	99,682
Genscript Biotech Corp. (a)	4,000	6,758
Great Wall Motor Co., Ltd. Class H (c)	45,500	29,016
Guangdong Investment, Ltd.	40,000	71,055
Hengan International Group Co., Ltd.	5,000	46,135
Huaneng Power International, Inc. Class H	80,000	52,652
Huatai Securities Co., Ltd. Class H (a)(b)	24,600	35,274
Huazhu Group, Ltd. ADR (c)	692	22,352
Industrial & Commercial Bank of China, Ltd. Class H	499,000	364,769
JD.com, Inc. ADR (a)(c)	5,193	135,485
Lenovo Group, Ltd.	80,000	58,480
MMG, Ltd. (a)	28,000	14,492
Momo, Inc. ADR (a)	756	33,113
NetEase, Inc. ADR	571	130,331
New China Life Insurance Co., Ltd. Class H	11,300	54,226
New Oriental Education & Technology Group, Inc. ADR (a)	1,078	79,783
PICC Property & Casualty Co., Ltd. Class H	60,000	70,851
Ping An Insurance Group Co. of China, Ltd. Class H	30,500	309,876
Semiconductor Manufacturing International Corp. (a)(c)	40,700	43,899
Shenzhou International Group Holdings, Ltd.	10,000	128,308
SINA Corp. (a)	252	17,509
Sinopharm Group Co., Ltd. Class H	12,000	58,736
Sunac China Holdings, Ltd.	16,000	49,279
Sunny Optical Technology Group Co., Ltd.	4,100	47,314
TAL Education Group ADR (a)	4,215	108,368
Tencent Holdings, Ltd.	40,200	1,660,422
Vipshop Holdings, Ltd. ADR (a)	3,552	22,164
Want Want China Holdings, Ltd.	81,000	68,217
Weibo Corp. ADR (a)(c)	194	14,187
Wuxi Biologics Cayman, Inc. (a)(b)	3,000	30,345
Yum China Holdings, Inc.	1,434	50,348
Zhuzhou CRRC Times Electric Co., Ltd. Class H	10,100	57,697
ZTE Corp. Class H (a)	4,400	8,063
		9,627,647
COLOMBIA — 0.5%
Bancolombia SA Preference Shares	8,649	91,168
Grupo Argos SA	9,389	51,539
Grupo de Inversiones Suramericana SA Preference Shares	10	115
Security Description	Shares	Value
Grupo de Inversiones Suramericana SA	952	$ 11,144
		153,966
EGYPT — 0.1%
Commercial International Bank Egypt SAE	8,852	41,113
GREECE — 0.1%
Alpha Bank AE (a)	12,949	18,635
Eurobank Ergasias SA (a)	27,603	20,808
Piraeus Bank SA (a)	3,372	7,363
		46,806
HONG KONG — 0.5%
China Gas Holdings, Ltd.	10,000	28,307
Shimao Property Holdings, Ltd.	6,500	16,215
Sino Biopharmaceutical, Ltd.	123,500	115,216
		159,738
HUNGARY — 0.3%
OTP Bank Nyrt	2,228	82,568
INDIA — 7.9%
Adani Ports & Special Economic Zone, Ltd.	4,611	20,921
Ambuja Cements, Ltd.	4,011	12,369
Ashok Leyland, Ltd.	7,841	12,883
Asian Paints, Ltd.	1,831	32,667
Aurobindo Pharma, Ltd.	5,011	51,461
Axis Bank, Ltd. (a)	12,505	105,790
Bajaj Auto, Ltd.	558	20,687
Bajaj Finance, Ltd.	1,101	32,928
Bajaj Finserv, Ltd.	255	21,128
Bharat Forge, Ltd.	1,403	11,634
Bharat Heavy Electricals, Ltd.	7,392	6,985
Bharat Petroleum Corp., Ltd.	4,829	24,924
Bharti Airtel, Ltd.	9,869	46,091
Bharti Infratel, Ltd.	2,241	8,129
Bosch, Ltd.	49	13,475
Britannia Industries, Ltd.	194	15,585
Cadila Healthcare, Ltd.	1,380	7,347
Cipla, Ltd.	2,304	20,788
Container Corp. Of India, Ltd.	738	6,388
Dabur India, Ltd.	3,540	20,847
Dr Reddy's Laboratories, Ltd.	761	26,567
Eicher Motors, Ltd.	85	28,359
Glenmark Pharmaceuticals, Ltd.	1,166	10,168
Godrej Consumer Products, Ltd.	2,275	24,128
Grasim Industries, Ltd.	2,091	29,466
Havells India, Ltd.	1,683	13,803
HCL Technologies, Ltd.	3,938	59,094
Hero MotoCorp, Ltd.	334	13,515
Hindalco Industries, Ltd.	7,768	24,609
Hindustan Unilever, Ltd.	4,524	100,378
Housing Development Finance Corp., Ltd.	10,450	252,925
ICICI Bank, Ltd.	16,667	70,252
Indiabulls Housing Finance, Ltd.	2,033	24,031
Infosys, Ltd.	19,168	193,042
ITC, Ltd.	23,781	97,680

See accompanying notes to financial statements.
106

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
JSW Steel, Ltd.	5,382	$ 28,335
Larsen & Toubro, Ltd.	3,346	58,718
LIC Housing Finance, Ltd.	5,899	33,967
Lupin, Ltd.	1,482	18,419
Mahindra & Mahindra Financial Services, Ltd.	1,958	10,810
Mahindra & Mahindra, Ltd.	5,238	62,211
Marico, Ltd.	3,043	13,981
Maruti Suzuki India, Ltd.	738	74,807
Motherson Sumi Systems, Ltd.	4,202	14,886
Nestle India, Ltd.	154	20,606
Petronet LNG, Ltd.	4,040	12,526
Piramal Enterprises, Ltd.	539	17,097
Rural Electrification Corp., Ltd.	4,654	6,285
Shree Cement, Ltd.	56	13,050
Shriram Transport Finance Co., Ltd.	982	15,592
Siemens, Ltd.	479	6,245
State Bank of India (a)	12,289	45,009
Sun Pharmaceutical Industries, Ltd.	6,795	58,422
Tata Consultancy Services, Ltd.	7,530	226,835
Tata Motors, Ltd. (a)	6,356	19,614
Tata Steel, Ltd.	2,339	18,755
Tech Mahindra, Ltd.	2,981	30,657
Titan Co., Ltd.	1,976	21,960
UltraTech Cement, Ltd.	558	31,252
United Spirits, Ltd. (a)	1,945	13,799
UPL, Ltd.	4,671	42,805
Vodafone Idea, Ltd. (a)	13,205	7,022
Wipro, Ltd.	7,193	32,150
Yes Bank, Ltd.	11,976	30,341
Zee Entertainment Enterprises, Ltd.	3,360	20,330
		2,467,530
INDONESIA — 2.0%
Astra International Tbk PT	160,800	79,313
Bank Central Asia Tbk PT	95,500	154,771
Bank Mandiri Persero Tbk PT	150,700	68,010
Bank Negara Indonesia Persero Tbk PT	120,900	60,038
Bank Rakyat Indonesia Persero Tbk PT	452,600	95,674
Kalbe Farma Tbk PT	377,600	34,969
Telekomunikasi Indonesia Persero Tbk PT	406,000	99,174
Unilever Indonesia Tbk PT	15,300	48,283
		640,232
MALAYSIA — 2.5%
CIMB Group Holdings Bhd	46,525	67,564
DiGi.Com Bhd	42,200	49,149
Genting Bhd	27,400	51,708
Genting Malaysia Bhd	45,100	54,379
IHH Healthcare Bhd	33,700	42,425
IOI Corp. Bhd	47,400	51,999
Malayan Banking Bhd	24,631	58,267
Maxis Bhd	35,700	50,378
Petronas Chemicals Group Bhd	31,500	71,243
Petronas Gas Bhd	10,100	46,125
Public Bank Bhd	17,300	104,507
Security Description	Shares	Value
Sime Darby Bhd	28,855	$ 18,198
Sime Darby Plantation Bhd	15,700	20,106
Tenaga Nasional Bhd	25,400	94,886
		780,934
MEXICO — 3.4%
America Movil SAB de CV Series L	232,476	186,983
Arca Continental SAB de CV	2,870	18,553
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	12,302	19,171
Coca-Cola Femsa SAB de CV Series L	3,310	20,226
El Puerto de Liverpool SAB de CV Series C1	5,081	38,161
Fomento Economico Mexicano SAB de CV	16,392	162,331
Gruma SAB de CV Class B	1,434	18,347
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,781	63,247
Grupo Aeroportuario del Sureste SAB de CV Class B	1,000	20,462
Grupo Bimbo SAB de CV Class A	11,083	23,655
Grupo Carso SAB de CV Series A1	8,992	29,848
Grupo Financiero Banorte SAB de CV Series O	16,102	116,507
Grupo Financiero Inbursa SAB de CV Series O	29,022	45,568
Grupo Mexico SAB de CV Class B	25,745	74,278
Industrias Penoles SAB de CV	2,183	37,634
Infraestructura Energetica Nova SAB de CV	1,434	7,131
Kimberly-Clark de Mexico SAB de CV Class A (a)	10,228	18,214
Mexichem SAB de CV	12,327	42,428
Promotora y Operadora de Infraestructura SAB de CV	1,535	16,343
Wal-Mart de Mexico SAB de CV	31,419	95,823
		1,054,910
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	2,201	29,515
Credicorp, Ltd.	434	96,817
		126,332
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	32,290	29,284
Ayala Corp.	2,940	50,496
Ayala Land, Inc.	67,200	49,812
BDO Unibank, Inc.	24,225	53,714
SM Investments Corp.	3,670	61,405
SM Prime Holdings, Inc.	93,500	62,558
Universal Robina Corp.	13,900	37,175
		344,444
POLAND — 1.0%
Bank Polska Kasa Opieki SA	1,750	50,419
KGHM Polska Miedz SA (a)	3,633	87,817

See accompanying notes to financial statements.
107

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	8,582	$ 99,880
Powszechny Zaklad Ubezpieczen SA	7,780	83,792
		321,908
QATAR — 0.9%
Barwa Real Estate Co.	3,626	35,229
Commercial Bank PQSC	2,772	30,753
Ezdan Holding Group QSC (a)	8,972	26,117
Industries Qatar QSC	1,700	58,215
Masraf Al Rayan QSC	5,227	53,827
Qatar National Bank QPSC	1,627	79,083
		283,224
ROMANIA — 0.1%
NEPI Rockcastle PLC	2,697	24,498
RUSSIA — 1.2%
Mobile TeleSystems PJSC ADR	13,340	113,790
Sberbank of Russia PJSC ADR	21,641	274,408
		388,198
SOUTH AFRICA — 6.4%
Absa Group, Ltd.	4,844	51,989
Aspen Pharmacare Holdings, Ltd.	2,627	31,443
Bid Corp., Ltd. (c)	2,869	59,792
Bidvest Group, Ltd.	4,356	56,946
Discovery, Ltd.	6,511	78,217
FirstRand, Ltd.	22,975	110,189
Gold Fields, Ltd.	9,041	21,741
Growthpoint Properties, Ltd. REIT	29,965	49,189
Life Healthcare Group Holdings, Ltd.	22,638	39,289
MTN Group, Ltd.	12,307	76,166
Naspers, Ltd. Class N	3,100	668,498
Nedbank Group, Ltd. (c)	3,338	62,421
Old Mutual, Ltd.	11,328	24,247
Redefine Properties, Ltd. REIT	69,091	48,921
Remgro, Ltd. (c)	3,685	51,364
Sanlam, Ltd.	11,322	63,294
Sappi, Ltd.	9,211	57,767
Sasol, Ltd.	3,286	127,139
Shoprite Holdings, Ltd.	3,816	51,680
SPAR Group, Ltd.	3,695	48,078
Standard Bank Group, Ltd.	8,959	110,791
Tiger Brands, Ltd.	1,914	35,845
Vodacom Group, Ltd.	4,854	43,195
Woolworths Holdings, Ltd.	9,358	32,800
		2,001,001
SOUTH KOREA — 16.0%
Amorepacific Corp.	274	64,471
AMOREPACIFIC Group	367	30,869
Celltrion, Inc. (a)	674	180,463
CJ CheilJedang Corp.	163	49,007
Coway Co., Ltd.	601	47,029
E-MART, Inc.	347	64,911
GS Holdings Corp.	1,106	54,939
Hana Financial Group, Inc.	2,215	88,959
Security Description	Shares	Value
Hankook Tire Co., Ltd.	985	$ 44,488
HLB, Inc. (a)	120	12,993
Hyundai Engineering & Construction Co., Ltd.	1,369	83,306
Hyundai Glovis Co., Ltd.	327	38,323
Hyundai Mobis Co., Ltd.	499	102,567
Hyundai Motor Co.	1,006	117,446
Hyundai Motor Co. Preference Shares	591	41,718
Hyundai Steel Co.	1,157	58,932
Industrial Bank of Korea	4,628	63,626
KB Financial Group, Inc.	2,917	142,530
Kia Motors Corp.	2,162	68,412
Korea Electric Power Corp.	1,908	50,484
Korea Zinc Co., Ltd.	133	52,277
KT&G Corp.	915	85,788
LG Chem, Ltd.	412	135,755
LG Corp.	915	59,886
LG Electronics, Inc.	1,147	73,416
LG Household & Health Care, Ltd.	81	93,177
Lotte Chemical Corp.	184	46,114
NAVER Corp.	214	138,133
NCSoft Corp.	204	81,379
POSCO	571	151,598
Samsung Biologics Co., Ltd. (a)(b)	28	13,479
Samsung C&T Corp.	561	65,494
Samsung Electro-Mechanics Co., Ltd.	56	7,017
Samsung Electronics Co., Ltd. Preference Shares	4,972	169,655
Samsung Electronics Co., Ltd.	32,412	1,357,257
Samsung Fire & Marine Insurance Co., Ltd.	234	59,911
Samsung Life Insurance Co., Ltd.	532	46,665
Samsung SDI Co., Ltd.	621	144,718
Samsung SDS Co., Ltd.	367	76,427
Shinhan Financial Group Co., Ltd.	3,120	126,572
SillaJen, Inc. (a)	252	23,263
SK Holdings Co., Ltd.	357	92,368
SK Hynix, Inc.	4,424	291,543
SK Telecom Co., Ltd.	254	64,573
S-Oil Corp.	702	86,702
Woori Bank	4,927	75,065
		5,023,705
TAIWAN — 13.7%
ASE Technology Holding Co., Ltd.	25,656	62,600
Asustek Computer, Inc.	10,000	86,464
AU Optronics Corp.	137,000	57,882
Catcher Technology Co., Ltd.	3,000	33,013
Cathay Financial Holding Co., Ltd.	49,000	84,253
Chailease Holding Co., Ltd.	3,000	10,513
Chang Hwa Commercial Bank, Ltd.	86,840	53,754
China Development Financial Holding Corp.	204,000	76,167
China Life Insurance Co., Ltd.	52,378	52,664
China Steel Corp.	113,000	94,373
Chunghwa Telecom Co., Ltd.	19,000	68,451
Compal Electronics, Inc.	81,000	50,272

See accompanying notes to financial statements.
108

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
CTBC Financial Holding Co., Ltd.	113,000	$ 85,121
E.Sun Financial Holding Co., Ltd.	107,422	79,336
Far Eastern New Century Corp.	21,000	24,554
Far EasTone Telecommunications Co., Ltd.	20,000	47,686
First Financial Holding Co., Ltd.	82,820	56,419
Formosa Chemicals & Fibre Corp.	20,000	83,844
Formosa Petrochemical Corp.	20,000	96,944
Formosa Plastics Corp.	30,000	114,958
Foxconn Technology Co., Ltd.	20,000	48,800
Fubon Financial Holding Co., Ltd.	49,000	83,130
Hon Hai Precision Industry Co., Ltd.	113,000	293,112
Hua Nan Financial Holdings Co., Ltd.	87,257	52,869
Lite-On Technology Corp.	40,000	50,306
MediaTek, Inc.	9,000	72,659
Mega Financial Holding Co., Ltd.	71,000	63,947
Nan Ya Plastics Corp.	40,000	111,093
Pegatron Corp.	20,000	40,022
President Chain Store Corp.	10,000	117,414
Quanta Computer, Inc.	18,000	31,363
SinoPac Financial Holdings Co., Ltd.	143,794	52,511
Taishin Financial Holding Co., Ltd.	122,194	59,030
Taiwan Cement Corp.	45,200	60,843
Taiwan Cooperative Financial Holding Co., Ltd.	93,369	56,878
Taiwan Mobile Co., Ltd.	10,000	35,863
Taiwan Semiconductor Manufacturing Co., Ltd.	166,000	1,427,144
Uni-President Enterprises Corp.	40,000	104,412
United Microelectronics Corp.	143,000	75,638
Walsin Technology Corp.	2,000	13,952
Win Semiconductors Corp.	1,000	4,405
Yageo Corp.	2,000	30,066
Yuanta Financial Holding Co., Ltd.	143,000	75,404
		4,280,129
THAILAND — 2.2%
Advanced Info Service PCL NVDR	13,300	82,662
Airports of Thailand PCL NVDR	44,000	89,116
Bangkok Dusit Medical Services PCL NVDR	82,400	64,972
CP ALL PCL NVDR	41,800	89,184
Kasikornbank PCL	14,300	96,394
Minor International PCL NVDR	45,100	57,177
PTT Global Chemical PCL NVDR	30,500	76,627
Siam Cement PCL	4,000	58,132
Siam Commercial Bank PCL NVDR	15,300	70,492
		684,756
TURKEY — 0.6%
BIM Birlesik Magazalar A/S	3,141	42,535
Eregli Demir ve Celik Fabrikalari TAS	9,504	17,450
Security Description	Shares	Value
Petkim Petrokimya Holding A/S	30,328	$ 27,010
Turk Hava Yollari AO (a)	8,321	26,442
Turkcell Iletisim Hizmetleri A/S	15,949	30,638
Turkiye Halk Bankasi A/S	12,667	14,107
Turkiye Is Bankasi A/S Class C	35,034	25,777
		183,959
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	30,325	65,471
Aldar Properties PJSC	71,848	35,796
DP World, Ltd.	2,714	51,838
Emirates Telecommunications Group Co. PJSC	10,267	46,680
		199,785
TOTAL COMMON STOCKS (Cost $30,758,144)		31,157,811

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e)	6,688	6,688
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	137,367	137,367
TOTAL SHORT-TERM INVESTMENTS (Cost $144,055)		144,055
TOTAL INVESTMENTS — 99.8% (Cost $30,902,199)		31,301,866
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		55,977
NET ASSETS — 100.0%		$ 31,357,843

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

During the period ended September 30, 2018, average notional value related to futures contracts was $979,380 or 3.12% of net assets.
See accompanying notes to financial statements.
109

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 1,869,013	$—	$—	$ 1,869,013
Chile	371,415	—	—	371,415
China	9,627,647	—	—	9,627,647
Colombia	153,966	—	—	153,966
Egypt	41,113	—	—	41,113
Greece	46,806	—	—	46,806
Hong Kong	159,738	—	—	159,738
Hungary	82,568	—	—	82,568
India	2,467,530	—	—	2,467,530
Indonesia	640,232	—	—	640,232
Malaysia	780,934	—	—	780,934
Mexico	1,054,910	—	—	1,054,910
Peru	126,332	—	—	126,332
Philippines	344,444	—	—	344,444
Poland	321,908	—	—	321,908
Qatar	283,224	—	—	283,224
Romania	24,498	—	—	24,498
Russia	388,198	—	—	388,198
South Africa	2,001,001	—	—	2,001,001
South Korea	5,023,705	—	—	5,023,705
Taiwan	4,280,129	—	—	4,280,129
Thailand	684,756	—	—	684,756
Turkey	183,959	—	—	183,959
United Arab Emirates	199,785	—	—	199,785
Short-Term Investments	144,055	—	—	144,055
TOTAL INVESTMENTS	$31,301,866	$—	$—	$31,301,866
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	851,592	$ 851,592	$3,814,160	$4,659,064	$—	$—	6,688	$ 6,688	$ 9,703	$—
State Street Navigator Securities Lending Government Money Market Portfolio	172,291	172,291	1,880,261	1,915,185	—	—	137,367	137,367	2,343	—
Total		$1,023,883	$5,694,421	$6,574,249	$—	$—		$144,055	$12,046	$—
See accompanying notes to financial statements.
110

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS - 99.4%
BRAZIL – 4.1%
Ambev SA ADR	462,220	$ 2,112,345
Other Securities	1,597,753	8,694,249
		10,806,594
CHILE – 1.4%
Other Securities	3,618,793	3,650,390
CHINA – 23.6%
AAC Technologies Holdings, Inc.	115,500	1,200,034
Agricultural Bank of China, Ltd. Class H	2,698,000	1,324,019
Alibaba Group Holding, Ltd. ADR (a)	9,439	1,555,170
Baidu, Inc. ADR (a)	5,410	1,237,159
Bank of China, Ltd. Class H	5,469,071	2,432,282
China Construction Bank Corp. Class H	3,577,394	3,127,117
China Huishan Dairy Holdings Co., Ltd. (a)(b)	1,072,393	—
China Mobile, Ltd.	282,997	2,790,223
China Petroleum & Chemical Corp. Class H	1,696,395	1,699,669
CSPC Pharmaceutical Group, Ltd.	608,000	1,291,385
Geely Automobile Holdings, Ltd.	665,000	1,325,768
Guangdong Investment, Ltd.	704,000	1,250,572
Industrial & Commercial Bank of China, Ltd. Class H	3,192,448	2,333,679
Lenovo Group, Ltd.	1,648,915	1,205,356
NetEase, Inc. ADR	9,885	2,256,251
PetroChina Co., Ltd. Class H	1,702,000	1,379,018
Shenzhou International Group Holdings, Ltd.	127,000	1,629,516
Tencent Holdings, Ltd.	129,378	5,343,834
Yum China Holdings, Inc.	53,811	1,889,304
Other Securities	25,251,909	27,795,184
		63,065,540
COLOMBIA – 0.4%
Other Securities	232,785	947,699
CZECH REPUBLIC – 0.3%
Other Securities	59,607	757,060
EGYPT – 0.4%
Other Securities	394,743	1,073,135
GREECE – 0.3%
Other Securities	265,359	889,736
HONG KONG – 0.9%
Hanergy Thin Film Power Group, Ltd. (a)(b)	598,000	—
Other Securities	3,344,525	2,431,421
		2,431,421
HUNGARY – 0.4%
Other Securities	66,290	1,050,492
INDIA – 11.4%
HCL Technologies, Ltd.	115,366	1,731,206
Hindustan Unilever, Ltd.	97,815	2,170,308
Security Description	Shares	Value
Infosys, Ltd. ADR	307,578	$ 3,128,068
Infosys, Ltd.	188,446	1,897,848
ITC, Ltd.	364,992	1,499,191
Tata Consultancy Services, Ltd.	146,380	4,409,574
Other Securities	2,036,622	15,652,975
		30,489,170
INDONESIA – 4.0%
Bank Central Asia Tbk PT	1,798,925	2,915,414
Bank Rakyat Indonesia Persero Tbk PT	6,016,800	1,271,880
Telekomunikasi Indonesia Persero Tbk PT	7,680,075	1,876,017
Unilever Indonesia Tbk PT	395,500	1,248,088
Other Securities	13,576,569	3,358,163
		10,669,562
LUXEMBOURG – 0.1%
Other Security	7,992	148,593
MALAYSIA – 3.8%
Malayan Banking Bhd	512,999	1,213,546
Public Bank Bhd	258,111	1,559,206
Other Securities	4,575,916	7,413,746
		10,186,498
MEXICO – 2.3%
Wal-Mart de Mexico SAB de CV	690,919	2,107,203
Other Securities	1,481,944	3,913,717
		6,020,920
PAKISTAN – 0.1%
Other Securities	152,055	282,862
PERU – 0.5%
Credicorp, Ltd.	5,887	1,313,272
Other Securities	2,324	53,403
		1,366,675
PHILIPPINES – 1.2%
Other Securities	2,656,316	3,232,711
POLAND – 0.7%
Other Securities	211,341	1,910,092
QATAR – 1.3%
Other Securities	191,911	3,357,216
ROMANIA – 0.0% (c)
Other Security	4,015	36,469
RUSSIA – 3.5%
Gazprom PJSC ADR	324,411	1,622,055
Novatek PJSC GDR	7,554	1,389,936
Tatneft PJSC ADR (d)	21,987	1,682,006
Other Securities	61,084,335	4,764,927
		9,458,924
SINGAPORE – 0.0% (c)
Other Security	16,100	124,892
SOUTH AFRICA – 4.3%
FirstRand, Ltd.	353,860	1,697,128
Other Securities	1,625,378	9,738,094
		11,435,222

See accompanying notes to financial statements.
111

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
SOUTH KOREA – 14.9%
KT&G Corp.	19,822	$ 1,858,452
NAVER Corp.	3,502	2,260,475
Samsung Electronics Co., Ltd. GDR (d)	2,914	3,050,958
Samsung Electronics Co., Ltd. Preference Shares	23,182	791,020
Samsung Electronics Co., Ltd.	132,185	5,535,265
Samsung Electronics Co., Ltd. GDR (d)	692	587,508
SK Hynix, Inc.	75,190	4,955,050
Other Securities	476,715	20,772,381
		39,811,109
TAIWAN – 13.8%
Chunghwa Telecom Co., Ltd.	397,540	1,432,201
Hon Hai Precision Industry Co., Ltd.	877,163	2,275,286
Largan Precision Co., Ltd.	12,000	1,428,618
President Chain Store Corp.	115,000	1,350,260
Taiwan Cooperative Financial Holding Co., Ltd.	2,448,859	1,491,788
Taiwan Mobile Co., Ltd.	444,542	1,594,254
Taiwan Semiconductor Manufacturing Co., Ltd.	1,019,495	8,764,859
Other Securities	15,395,647	18,381,814
		36,719,080
THAILAND – 3.8%
Other Securities	10,103,800	10,217,613
TURKEY – 0.6%
Other Securities	844,578	1,626,190
UNITED ARAB EMIRATES – 1.3%
Emirates Telecommunications Group Co. PJSC	262,874	1,195,191
Other Securities	1,124,061	2,231,588
		3,426,779
TOTAL COMMON STOCKS (Cost $251,959,812)		265,192,644
WARRANTS - 0.0% (c)
THAILAND – 0.0% (c)
Other Security (cost $0)	218,955	—
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e)(f)	325,185	325,185
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	2,508,511	$ 2,508,511
TOTAL SHORT-TERM INVESTMENTS (Cost $2,833,696)		2,833,696
TOTAL INVESTMENTS - 100.5% (Cost $254,793,508)		268,026,340
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(1,301,109)
NET ASSETS - 100.0%		$ 266,725,231

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(c)	Amount is less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.
112

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018 and reflects the complete schedule of portfolio holdings.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 10,806,594	$ —	$—	$ 10,806,594
Chile	3,650,390	—	—	3,650,390
China	63,065,540	—	0(a)	63,065,540
Colombia	947,699	—	—	947,699
Czech Republic	757,060	—	—	757,060
Egypt	1,073,135	—	—	1,073,135
Greece	888,367	1,369	—	889,736
Hong Kong	2,431,421	—	0(a)	2,431,421
Hungary	1,050,492	—	—	1,050,492
India	30,489,170	—	—	30,489,170
Indonesia	10,669,562	—	—	10,669,562
Luxembourg	148,593	—	—	148,593
Malaysia	10,186,498	—	—	10,186,498
Mexico	6,020,920	—	—	6,020,920
Pakistan	282,862	—	—	282,862
Peru	1,366,675	—	—	1,366,675
Philippines	3,232,711	—	—	3,232,711
Poland	1,910,092	—	—	1,910,092
Qatar	3,357,216	—	—	3,357,216
Romania	36,469	—	—	36,469
Russia	9,458,924	—	—	9,458,924
Singapore	124,892	—	—	124,892
South Africa	11,435,222	—	—	11,435,222
South Korea	39,811,109	—	—	39,811,109
Taiwan	36,459,653	259,427	—	36,719,080
Thailand	2,756,591	7,461,022	—	10,217,613
Turkey	1,626,190	—	—	1,626,190
United Arab Emirates	3,426,779	—	—	3,426,779
Warrants
Thailand	—	0(b)	—	0
Short-Term Investments	2,833,696	—	—	2,833,696
TOTAL INVESTMENTS	$260,304,522	$7,721,818	$—	$268,026,340

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
(b)	Fund held a Level 2 security that was valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	647,704	$ 647,704	$32,657,604	$32,980,123	$—	$—	325,185	$ 325,185	$ 6,303	$—
State Street Navigator Securities Lending Government Money Market Portfolio	3,055,835	3,055,835	27,940,867	28,488,191	—	—	2,508,511	2,508,511	28,283	—
Total		$3,703,539	$60,598,471	$61,468,314	$—	$—		$2,833,696	$34,586	$—
See accompanying notes to financial statements.
113

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AIR FREIGHT & LOGISTICS — 2.8%
Deutsche Post AG	7,189	$ 256,429
AIRLINES — 0.9%
Deutsche Lufthansa AG	3,474	85,382
AUTO COMPONENTS — 1.7%
Continental AG	792	137,940
Schaeffler AG Preference Shares	1,217	15,563
		153,503
AUTOMOBILES — 11.2%
Bayerische Motoren Werke AG	2,350	212,111
Bayerische Motoren Werke AG Preference Shares	408	32,082
Daimler AG	6,561	414,180
Porsche Automobil Holding SE Preference Shares	1,123	75,653
Volkswagen AG	234	40,796
Volkswagen AG Preference Shares	1,343	236,480
		1,011,302
BANKS — 0.8%
Commerzbank AG (a)	7,346	76,578
CAPITAL MARKETS — 3.7%
Deutsche Bank AG	13,774	157,233
Deutsche Boerse AG	1,349	180,816
		338,049
CHEMICALS — 11.5%
BASF SE	6,736	598,917
Covestro AG (b)	1,338	108,568
Evonik Industries AG	1,097	39,308
Linde AG	1,253	296,457
		1,043,250
CONSTRUCTION & ENGINEERING — 0.2%
HOCHTIEF AG	133	22,060
CONSTRUCTION MATERIALS — 0.9%
HeidelbergCement AG	1,084	84,760
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
Deutsche Telekom AG	23,783	383,558
Telefonica Deutschland Holding AG	5,039	21,310
		404,868
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Siemens Healthineers AG (a) (b)	959	42,188
HEALTH CARE PROVIDERS & SERVICES — 4.2%
Fresenius Medical Care AG & Co. KGaA	1,573	161,839
Fresenius SE & Co. KGaA	3,001	220,433
		382,272
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 2.5%
Henkel AG & Co. KGaA Preference Shares	1,280	$ 150,233
Henkel AG & Co. KGaA	743	78,921
		229,154
INDUSTRIAL CONGLOMERATES — 8.1%
Siemens AG	5,761	738,329
INSURANCE — 11.3%
Allianz SE	3,142	700,691
Hannover Rueck SE	442	62,478
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,097	243,047
Talanx AG	389	14,793
		1,021,009
INTERNET & CATALOG RETAIL — 0.4%
Zalando SE (a) (b)	883	34,368
MACHINERY — 0.3%
MAN SE	258	28,064
MEDIA — 0.7%
ProSiebenSat.1 Media SE	1,679	43,625
RTL Group SA	273	19,485
		63,110
METALS & MINING — 1.0%
ThyssenKrupp AG	3,610	91,156
MULTI-UTILITIES — 3.3%
E.ON SE	15,750	160,618
Innogy SE (a)	935	39,693
RWE AG	3,717	91,743
RWE AG Preference Shares	286	5,760
		297,814
PERSONAL PRODUCTS — 0.9%
Beiersdorf AG	721	81,382
PHARMACEUTICALS — 7.8%
Bayer AG	6,839	607,757
Merck KGaA	948	97,998
		705,755
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.4%
Deutsche Wohnen SE	2,601	124,830
Vonovia SE	3,767	184,116
		308,946
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Infineon Technologies AG	7,858	178,617
SOFTWARE — 10.0%
SAP SE	7,339	903,570

See accompanying notes to financial statements.
114

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 4.0%
adidas AG	1,488	$ 364,501
TOTAL COMMON STOCKS (Cost $9,211,853)		8,946,416

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $6,254)	6,254	6,254
TOTAL INVESTMENTS — 98.7% (Cost $9,218,107)		8,952,670
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		121,689
NET ASSETS — 100.0%		$ 9,074,359

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$ 256,429	$—	$—	$ 256,429
Airlines	85,382	—	—	85,382
Auto Components	153,503	—	—	153,503
Automobiles	1,011,302	—	—	1,011,302
Banks	76,578	—	—	76,578
Capital Markets	338,049	—	—	338,049
Chemicals	1,043,250	—	—	1,043,250
Construction & Engineering	22,060	—	—	22,060
Construction Materials	84,760	—	—	84,760
Diversified Telecommunication Services	404,868	—	—	404,868
Health Care Equipment & Supplies	42,188	—	—	42,188
Health Care Providers & Services	382,272	—	—	382,272
Household Products	229,154	—	—	229,154
Industrial Conglomerates	738,329	—	—	738,329
Insurance	1,021,009	—	—	1,021,009
Internet & Catalog Retail	34,368	—	—	34,368
Machinery	28,064	—	—	28,064
Media	63,110	—	—	63,110
Metals & Mining	91,156	—	—	91,156
Multi-Utilities	297,814	—	—	297,814
Personal Products	81,382	—	—	81,382
Pharmaceuticals	705,755	—	—	705,755
Real Estate Management & Development	308,946	—	—	308,946
Semiconductors & Semiconductor Equipment	178,617	—	—	178,617
Software	903,570	—	—	903,570
Textiles, Apparel & Luxury Goods	364,501	—	—	364,501
Short-Term Investment	6,254	—	—	6,254
TOTAL INVESTMENTS	$8,952,670	$—	$—	$8,952,670
See accompanying notes to financial statements.
115

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,300	$1,300	$382,078	$377,124	$—	$—	6,254	$6,254	$102	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	37,332	37,332	—	—	—	—	28	—
Total		$1,300	$419,410	$414,456	$—	$—		$6,254	$130	$—
See accompanying notes to financial statements.
116

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AIR FREIGHT & LOGISTICS — 0.4%
SG Holdings Co., Ltd.	600	$ 15,726
Yamato Holdings Co., Ltd. (a)	1,500	46,062
		61,788
AIRLINES — 0.6%
ANA Holdings, Inc.	1,300	45,437
Japan Airlines Co., Ltd.	1,400	50,338
		95,775
AUTO COMPONENTS — 2.7%
Aisin Seiki Co., Ltd.	700	34,080
Bridgestone Corp.	2,400	90,709
Denso Corp.	1,900	100,349
Koito Manufacturing Co., Ltd.	500	32,839
NGK Spark Plug Co., Ltd.	800	23,313
NOK Corp.	400	6,871
Stanley Electric Co., Ltd.	600	20,522
Sumitomo Electric Industries, Ltd.	3,200	50,204
Sumitomo Rubber Industries, Ltd. (a)	700	10,507
Toyoda Gosei Co., Ltd.	300	7,408
Toyota Boshoku Corp.	300	5,602
Toyota Industries Corp.	700	41,414
Yokohama Rubber Co., Ltd.	600	12,937
		436,755
AUTOMOBILES — 7.9%
Honda Motor Co., Ltd. (a)	7,100	214,966
Isuzu Motors, Ltd.	2,400	37,843
Mazda Motor Corp. (a)	2,500	30,022
Mitsubishi Motors Corp. (a)	2,800	19,770
Nissan Motor Co., Ltd. (a)	9,800	91,758
Subaru Corp.	2,600	79,658
Suzuki Motor Corp.	1,600	91,674
Toyota Motor Corp.	10,600	662,121
Yamaha Motor Co., Ltd.	1,200	33,649
		1,261,461
BANKS — 5.9%
Aozora Bank, Ltd.	500	17,872
Chiba Bank, Ltd. (a)	3,100	21,179
Concordia Financial Group, Ltd.	4,800	23,538
Fukuoka Financial Group, Inc.	600	16,507
Mebuki Financial Group, Inc.	4,700	16,262
Mitsubishi UFJ Financial Group, Inc.	49,500	309,024
Mizuho Financial Group, Inc.	98,800	172,401
Resona Holdings, Inc.	9,700	54,510
Seven Bank, Ltd. (a)	2,600	8,218
Shinsei Bank, Ltd.	1,000	16,349
Shizuoka Bank, Ltd.	2,100	18,858
Sumitomo Mitsui Financial Group, Inc.	5,300	213,988
Sumitomo Mitsui Trust Holdings, Inc.	1,300	53,518
Security Description	Shares	Value
Suruga Bank, Ltd.	900	$ 4,500
		946,724
BEVERAGES — 1.3%
Asahi Group Holdings, Ltd.	1,800	78,047
Coca-Cola Bottlers Japan Holdings, Inc.	500	13,382
Ito En, Ltd. (a)	200	8,874
Kirin Holdings Co., Ltd.	3,600	92,262
Suntory Beverage & Food, Ltd.	500	21,174
		213,739
BIOTECHNOLOGY — 0.1%
PeptiDream, Inc. (b)	400	15,953
BUILDING PRODUCTS — 1.4%
AGC, Inc.	800	33,209
Daikin Industries, Ltd.	1,100	146,476
LIXIL Group Corp.	1,100	21,189
TOTO, Ltd.	700	29,058
		229,932
CAPITAL MARKETS — 1.1%
Daiwa Securities Group, Inc.	6,800	41,380
Japan Exchange Group, Inc.	2,300	40,094
Nomura Holdings, Inc.	14,300	68,324
SBI Holdings, Inc.	900	27,970
		177,768
CHEMICALS — 4.4%
Air Water, Inc.	700	12,849
Asahi Kasei Corp.	5,600	84,948
Daicel Corp.	1,200	13,946
DIC Corp.	400	14,403
Hitachi Chemical Co., Ltd.	400	8,145
JSR Corp.	800	14,939
Kansai Paint Co., Ltd.	900	16,592
Kuraray Co., Ltd.	1,500	22,556
Mitsubishi Chemical Holdings Corp.	5,900	56,489
Mitsubishi Gas Chemical Co., Inc.	800	17,037
Mitsui Chemicals, Inc.	700	17,508
Nippon Paint Holdings Co., Ltd.	800	29,863
Nissan Chemical Corp.	500	26,412
Nitto Denko Corp.	700	52,482
Shin-Etsu Chemical Co., Ltd.	1,800	159,502
Showa Denko KK	600	33,121
Sumitomo Chemical Co., Ltd.	7,000	40,983
Taiyo Nippon Sanso Corp.	700	10,477
Teijin, Ltd.	800	15,347
Toray Industries, Inc.	6,400	48,091
Tosoh Corp.	1,200	18,488
		714,178
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Dai Nippon Printing Co., Ltd.	1,100	25,586
Park24 Co., Ltd.	500	15,121
Secom Co., Ltd.	900	73,388
Sohgo Security Services Co., Ltd.	300	13,193

See accompanying notes to financial statements.
117

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Toppan Printing Co., Ltd.	1,000	$ 16,067
		143,355
CONSTRUCTION & ENGINEERING — 0.9%
JGC Corp.	1,000	22,943
Kajima Corp.	2,000	29,071
Obayashi Corp.	2,800	26,525
Shimizu Corp.	2,600	23,737
Taisei Corp.	900	41,044
		143,320
CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	500	15,693
CONSUMER FINANCE — 0.2%
Acom Co., Ltd.	1,400	5,645
AEON Financial Service Co., Ltd. (a)	500	10,358
Credit Saison Co., Ltd.	700	11,420
		27,423
CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	600	12,451
DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	400	11,392
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,100	12,369
ORIX Corp.	5,400	87,571
Tokyo Century Corp.	200	12,431
		112,371
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	5,400	243,983
ELECTRIC UTILITIES — 1.2%
Chubu Electric Power Co., Inc.	3,100	46,902
Chugoku Electric Power Co., Inc. (a)	1,300	16,710
Kansai Electric Power Co., Inc.	3,200	48,260
Kyushu Electric Power Co., Inc.	1,900	22,933
Tohoku Electric Power Co., Inc.	2,100	28,509
Tokyo Electric Power Co. Holdings, Inc. (b)	6,300	30,950
		194,264
ELECTRICAL EQUIPMENT — 1.9%
Fuji Electric Co., Ltd.	600	24,035
Mabuchi Motor Co., Ltd.	200	8,073
Mitsubishi Electric Corp.	8,300	113,738
Nidec Corp.	1,100	158,291
		304,137
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Alps Electric Co., Ltd. (a)	800	$ 20,327
Hamamatsu Photonics KK	600	23,903
Hirose Electric Co., Ltd.	105	11,481
Hitachi High-Technologies Corp.	300	10,340
Hitachi, Ltd.	4,000	135,933
Keyence Corp.	400	232,355
Kyocera Corp.	1,400	84,060
Murata Manufacturing Co., Ltd.	900	138,385
Omron Corp.	900	38,033
Shimadzu Corp.	1,200	37,611
TDK Corp.	500	54,541
Yaskawa Electric Corp. (a)	1,100	32,685
Yokogawa Electric Corp.	1,100	23,272
		842,926
ENTERTAINMENT — 1.6%
DeNA Co., Ltd.	500	8,835
Konami Holdings Corp.	400	15,671
Nexon Co., Ltd. (b)	1,900	24,840
Nintendo Co., Ltd.	500	182,507
Square Enix Holdings Co., Ltd.	400	16,551
Toho Co., Ltd.	500	15,693
		264,097
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
Daiwa House REIT Investment Corp.	7	16,017
GLP J-REIT	12	11,674
Japan Retail Fund Investment Corp. REIT	11	19,960
Nippon Prologis REIT, Inc.	8	15,840
Nomura Real Estate Master Fund, Inc. REIT	16	21,862
Orix JREIT, Inc. REIT	11	17,180
United Urban Investment Corp. REIT	11	17,267
		119,800
FOOD & STAPLES RETAILING — 1.9%
Aeon Co., Ltd. (a)	2,900	69,893
FamilyMart UNY Holdings Co., Ltd.	300	31,245
Lawson, Inc. (a)	200	12,185
Matsumotokiyoshi Holdings Co., Ltd.	300	12,308
Seven & i Holdings Co., Ltd.	3,200	142,554
Sundrug Co., Ltd.	200	7,140
Tsuruha Holdings, Inc.	200	24,633
Welcia Holdings Co., Ltd.	200	11,340
		311,298
FOOD PRODUCTS — 1.7%
Ajinomoto Co., Inc.	2,400	41,213
Calbee, Inc.	300	9,878

See accompanying notes to financial statements.
118

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Ezaki Glico Co., Ltd.	200	$ 9,825
Kewpie Corp.	400	9,262
Kikkoman Corp.	500	29,757
MEIJI Holdings Co., Ltd.	500	33,587
NH Foods, Ltd.	400	14,773
Nichirei Corp.	500	13,250
Nisshin Seifun Group, Inc.	1,000	21,922
Nissin Foods Holdings Co., Ltd.	200	13,752
Toyo Suisan Kaisha, Ltd.	400	15,513
Yakult Honsha Co., Ltd.	500	40,983
Yamazaki Baking Co., Ltd.	600	12,012
		265,727
GAS UTILITIES — 0.6%
Osaka Gas Co., Ltd.	1,700	33,166
Toho Gas Co., Ltd.	400	15,196
Tokyo Gas Co., Ltd.	1,800	44,253
		92,615
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Asahi Intecc Co., Ltd.	400	17,467
CYBERDYNE, Inc. (a) (b)	400	3,159
Hoya Corp.	1,600	95,083
Olympus Corp.	1,300	50,759
Sysmex Corp.	600	51,662
Terumo Corp.	1,400	82,951
		301,081
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Alfresa Holdings Corp.	800	21,411
Medipal Holdings Corp.	700	14,612
Suzuken Co., Ltd.	300	14,236
		50,259
HEALTH CARE TECHNOLOGY — 0.3%
M3, Inc.	1,800	40,854
HOTELS, RESTAURANTS & LEISURE — 0.6%
McDonald's Holdings Co. Japan, Ltd.	300	13,180
Oriental Land Co., Ltd.	800	83,673
		96,853
HOUSEHOLD DURABLES — 3.8%
Casio Computer Co., Ltd. (a)	900	14,714
Haseko Corp.	1,200	15,583
Iida Group Holdings Co., Ltd.	600	10,676
Nikon Corp. (a)	1,600	30,074
Panasonic Corp.	9,400	109,529
Rinnai Corp.	100	7,624
Sekisui Chemical Co., Ltd.	1,800	33,216
Sekisui House, Ltd.	2,600	39,658
Sharp Corp.	700	14,230
Sony Corp.	5,400	331,174
		606,478
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.7%
Lion Corp.	1,100	$ 24,443
Pigeon Corp.	500	28,173
Unicharm Corp.	1,700	56,245
		108,861
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	700	19,382
INDUSTRIAL CONGLOMERATES — 0.7%
Keihan Holdings Co., Ltd.	400	15,284
Seibu Holdings, Inc.	1,000	17,986
Toshiba Corp. (b)	2,700	78,087
		111,357
INSURANCE — 3.1%
Dai-ichi Life Holdings, Inc.	4,700	97,881
Japan Post Holdings Co., Ltd.	6,100	72,608
Japan Post Insurance Co., Ltd.	300	7,113
MS&AD Insurance Group Holdings, Inc.	2,100	70,145
Sompo Holdings, Inc.	1,400	59,643
Sony Financial Holdings, Inc. (a)	700	15,432
T&D Holdings, Inc.	2,400	39,618
Tokio Marine Holdings, Inc.	2,800	138,959
		501,399
INTERNET & CATALOG RETAIL — 0.3%
Rakuten, Inc. (a)	3,400	26,066
Start Today Co., Ltd.	800	24,229
		50,295
INTERACTIVE MEDIA & SERVICES — 0.3%
Kakaku.com, Inc.	600	11,737
LINE Corp. (a) (b)	200	8,452
Mixi, Inc.	200	4,800
Yahoo! Japan Corp.	5,500	19,805
		44,794
IT SERVICES — 1.1%
Fujitsu, Ltd.	800	57,022
Itochu Techno-Solutions Corp.	400	8,695
Nomura Research Institute, Ltd.	500	25,267
NTT Data Corp.	2,700	37,391
Obic Co., Ltd.	300	28,393
Otsuka Corp.	400	14,932
SCSK Corp.	200	9,455
		181,155
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Bandai Namco Holdings, Inc.	800	31,096
Sega Sammy Holdings, Inc.	700	10,323
Shimano, Inc.	300	48,360

See accompanying notes to financial statements.
119

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Yamaha Corp.	700	$ 37,100
		126,879
MACHINERY — 5.4%
Amada Holdings Co., Ltd.	1,500	16,019
Daifuku Co., Ltd.	500	25,487
Ebara Corp.	400	13,805
FANUC Corp.	800	150,865
Harmonic Drive Systems, Inc. (a)	100	3,684
Hino Motors, Ltd.	1,100	12,047
Hitachi Construction Machinery Co., Ltd. (a)	400	13,382
Hoshizaki Corp.	200	20,707
IHI Corp.	600	22,741
JTEKT Corp.	1,000	14,641
Kawasaki Heavy Industries, Ltd.	600	16,930
Komatsu, Ltd. (a)	4,000	121,706
Kubota Corp.	5,200	88,402
Makita Corp.	1,000	50,095
MINEBEA MITSUMI, Inc.	1,700	30,832
MISUMI Group, Inc.	1,200	31,060
Mitsubishi Heavy Industries, Ltd.	1,400	54,072
Nabtesco Corp.	500	13,294
NGK Insulators, Ltd.	1,300	21,448
NSK, Ltd.	2,000	22,926
SMC Corp.	300	96,034
Sumitomo Heavy Industries, Ltd.	500	17,850
THK Co., Ltd.	500	12,731
		870,758
MARINE — 0.2%
Mitsui OSK Lines, Ltd.	500	14,592
Nippon Yusen KK	700	13,170
		27,762
MEDIA — 0.7%
CyberAgent, Inc.	400	21,305
Dentsu, Inc.	900	41,757
Fuji Media Holdings, Inc.	700	12,455
Hakuhodo DY Holdings, Inc.	900	15,792
Nippon Television Holdings, Inc.	600	10,396
Tokyo Broadcasting System Holdings, Inc.	400	8,325
		110,030
METALS & MINING — 1.2%
Hitachi Metals, Ltd.	900	11,148
JFE Holdings, Inc.	2,200	50,494
Kobe Steel, Ltd.	1,400	12,449
Mitsubishi Materials Corp.	500	14,945
Nippon Steel & Sumitomo Metal Corp.	3,500	74,061
Sumitomo Metal Mining Co., Ltd.	1,000	35,093
		198,190
MULTILINE RETAIL — 0.9%
Don Quijote Holdings Co., Ltd.	500	25,311
Isetan Mitsukoshi Holdings, Ltd. (a)	1,500	18,422
Izumi Co., Ltd.	200	13,294
J Front Retailing Co., Ltd.	1,100	17,074
Security Description	Shares	Value
Marui Group Co., Ltd. (a)	900	$ 22,218
Ryohin Keikaku Co., Ltd.	100	29,758
Seria Co., Ltd. (a)	200	7,078
Takashimaya Co., Ltd.	600	10,137
		143,292
OIL, GAS & CONSUMABLE FUELS — 1.3%
Idemitsu Kosan Co., Ltd.	600	31,747
Inpex Corp.	4,100	51,149
JXTG Holdings, Inc.	14,100	106,546
Showa Shell Sekiyu KK	800	16,953
		206,395
PAPER & FOREST PRODUCTS — 0.2%
Oji Holdings Corp.	4,000	29,053
PERSONAL PRODUCTS — 2.1%
Kao Corp.	2,000	161,535
Kobayashi Pharmaceutical Co., Ltd.	200	14,720
Kose Corp.	100	19,061
Pola Orbis Holdings, Inc.	300	10,961
Shiseido Co., Ltd.	1,600	123,946
		330,223
PHARMACEUTICALS — 5.8%
Astellas Pharma, Inc.	8,400	146,576
Chugai Pharmaceutical Co., Ltd.	900	57,842
Daiichi Sankyo Co., Ltd.	2,600	112,735
Eisai Co., Ltd.	1,200	116,846
Hisamitsu Pharmaceutical Co., Inc.	300	23,005
Kyowa Hakko Kirin Co., Ltd.	1,100	20,618
Mitsubishi Tanabe Pharma Corp.	1,000	16,728
Nippon Shinyaku Co., Ltd.	300	19,677
Ono Pharmaceutical Co., Ltd.	1,700	48,118
Otsuka Holdings Co., Ltd.	1,700	85,715
Santen Pharmaceutical Co., Ltd.	1,600	25,369
Shionogi & Co., Ltd.	1,300	84,969
Sumitomo Dainippon Pharma Co., Ltd. (a)	700	16,079
Taisho Pharmaceutical Holdings Co., Ltd.	200	24,457
Takeda Pharmaceutical Co., Ltd. (a)	3,200	136,948
		935,682
PROFESSIONAL SERVICES — 1.2%
Nihon M&A Center, Inc. (a)	600	18,013
Recruit Holdings Co., Ltd.	4,900	163,585
Temp Holdings Co., Ltd.	700	16,424
		198,022
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.6%
Aeon Mall Co., Ltd.	400	6,874
Daito Trust Construction Co., Ltd. (a)	300	38,601
Daiwa House Industry Co., Ltd.	2,600	77,095
Hulic Co., Ltd.	1,600	15,706
Mitsubishi Estate Co., Ltd.	5,300	90,149

See accompanying notes to financial statements.
120

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Mitsui Fudosan Co., Ltd.	3,900	$ 92,328
Nomura Real Estate Holdings, Inc.	500	10,098
Sumitomo Realty & Development Co., Ltd.	2,000	71,841
Tokyu Fudosan Holdings Corp.	2,200	15,340
		418,032
ROAD & RAIL — 4.1%
Central Japan Railway Co.	700	145,812
East Japan Railway Co.	1,500	139,389
Hankyu Hanshin Holdings, Inc.	1,000	35,480
Keikyu Corp.	1,000	18,233
Keio Corp.	500	27,380
Keisei Electric Railway Co., Ltd.	600	21,130
Kintetsu Group Holdings Co., Ltd.	800	32,187
Kyushu Railway Co.	700	21,323
Nagoya Railroad Co., Ltd.	800	19,820
Nippon Express Co., Ltd.	400	26,271
Odakyu Electric Railway Co., Ltd.	1,400	33,131
Tobu Railway Co., Ltd.	900	26,623
Tokyu Corp.	2,600	47,566
West Japan Railway Co.	800	55,789
		650,134
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Advantest Corp. (a)	800	16,854
Disco Corp.	100	16,745
Renesas Electronics Corp. (b)	3,300	20,628
Rohm Co., Ltd.	400	29,159
SCREEN Holdings Co., Ltd.	200	11,692
SUMCO Corp.	1,000	14,509
Tokyo Electron, Ltd. (a)	700	96,201
		205,788
SOFTWARE — 0.3%
Oracle Corp. Japan	100	8,065
Trend Micro, Inc.	600	38,614
		46,679
SPECIALTY RETAIL — 1.3%
ABC-Mart, Inc.	100	5,564
Fast Retailing Co., Ltd.	200	101,985
Hikari Tsushin, Inc.	100	19,774
Nitori Holdings Co., Ltd.	300	43,038
Shimamura Co., Ltd.	100	9,491
USS Co., Ltd.	900	16,711
Yamada Denki Co., Ltd. (a)	2,800	14,174
		210,737
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Brother Industries, Ltd.	1,000	19,756
Canon, Inc.	4,500	143,021
FUJIFILM Holdings Corp.	1,700	76,555
Konica Minolta, Inc.	2,100	22,334
NEC Corp.	1,100	30,409
Ricoh Co., Ltd. (a)	3,000	32,223
Security Description	Shares	Value
Seiko Epson Corp. (a)	1,200	$ 20,474
		344,772
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Asics Corp.	800	11,931
TOBACCO — 0.8%
Japan Tobacco, Inc.	4,800	125,340
TRADING COMPANIES & DISTRIBUTORS — 4.0%
ITOCHU Corp.	6,300	115,367
Marubeni Corp.	7,200	65,924
Mitsubishi Corp.	6,000	184,937
Mitsui & Co., Ltd.	6,900	122,740
MonotaRO Co., Ltd.	600	16,930
Sojitz Corp.	4,800	17,326
Sumitomo Corp.	4,800	80,060
Toyota Tsusho Corp.	1,000	37,769
		641,053
WIRELESS TELECOMMUNICATION SERVICES — 4.4%
KDDI Corp.	7,300	201,740
NTT DOCOMO, Inc.	5,000	134,481
SoftBank Group Corp.	3,700	373,632
		709,853
TOTAL COMMON STOCKS (Cost $15,996,537)		15,912,298

SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	3,721	3,721
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	652,778	652,778
TOTAL SHORT-TERM INVESTMENTS (Cost $656,499)		656,499
TOTAL INVESTMENTS — 103.3% (Cost $16,653,036)		16,568,797
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(522,326)
NET ASSETS — 100.0%		$ 16,046,471

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
121

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$ 61,788	$—	$—	$ 61,788
Airlines	95,775	—	—	95,775
Auto Components	436,755	—	—	436,755
Automobiles	1,261,461	—	—	1,261,461
Banks	946,724	—	—	946,724
Beverages	213,739	—	—	213,739
Biotechnology	15,953	—	—	15,953
Building Products	229,932	—	—	229,932
Capital Markets	177,768	—	—	177,768
Chemicals	714,178	—	—	714,178
Commercial Services & Supplies	143,355	—	—	143,355
Construction & Engineering	143,320	—	—	143,320
Construction Materials	15,693	—	—	15,693
Consumer Finance	27,423	—	—	27,423
Containers & Packaging	12,451	—	—	12,451
Diversified Consumer Services	11,392	—	—	11,392
Diversified Financial Services	112,371	—	—	112,371
Diversified Telecommunication Services	243,983	—	—	243,983
Electric Utilities	194,264	—	—	194,264
Electrical Equipment	304,137	—	—	304,137
Electronic Equipment, Instruments & Components	842,926	—	—	842,926
Entertainment	264,097	—	—	264,097
Equity Real Estate Investment Trusts (REITs)	119,800	—	—	119,800
Food & Staples Retailing	311,298	—	—	311,298
Food Products	265,727	—	—	265,727
Gas Utilities	92,615	—	—	92,615
Health Care Equipment & Supplies	301,081	—	—	301,081
Health Care Providers & Services	50,259	—	—	50,259
Health Care Technology	40,854	—	—	40,854
Hotels, Restaurants & Leisure	96,853	—	—	96,853
Household Durables	606,478	—	—	606,478
Household Products	108,861	—	—	108,861
Independent Power & Renewable Electricity Producers	19,382	—	—	19,382
Industrial Conglomerates	111,357	—	—	111,357
Insurance	501,399	—	—	501,399
Internet & Catalog Retail	50,295	—	—	50,295
Interactive Media & Services	44,794	—	—	44,794
IT Services	181,155	—	—	181,155
Leisure Equipment & Products	126,879	—	—	126,879
Machinery	870,758	—	—	870,758
Marine	27,762	—	—	27,762
Media	110,030	—	—	110,030
Metals & Mining	198,190	—	—	198,190
Multiline Retail	143,292	—	—	143,292
Oil, Gas & Consumable Fuels	206,395	—	—	206,395
Paper & Forest Products	29,053	—	—	29,053
Personal Products	330,223	—	—	330,223
See accompanying notes to financial statements.
122

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Pharmaceuticals	$ 935,682	$—	$—	$ 935,682
Professional Services	198,022	—	—	198,022
Real Estate Management & Development	418,032	—	—	418,032
Road & Rail	650,134	—	—	650,134
Semiconductors & Semiconductor Equipment	205,788	—	—	205,788
Software	46,679	—	—	46,679
Specialty Retail	210,737	—	—	210,737
Technology Hardware, Storage & Peripherals	344,772	—	—	344,772
Textiles, Apparel & Luxury Goods	11,931	—	—	11,931
Tobacco	125,340	—	—	125,340
Trading Companies & Distributors	641,053	—	—	641,053
Wireless Telecommunication Services	709,853	—	—	709,853
Short-Term Investments	656,499	—	—	656,499
TOTAL INVESTMENTS	$16,568,797	$—	$—	$16,568,797
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131	$131	$ 681,226	$ 677,636	$—	$—	3,721	$ 3,721	$ 200	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	6,829,412	6,176,634	—	—	652,778	652,778	1,759	—
Total		$131	$7,510,638	$6,854,270	$—	$—		$656,499	$1,959	$—
See accompanying notes to financial statements.
123

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 2.0%
BAE Systems PLC	13,298	$ 109,215
Rolls-Royce Holdings PLC (a)	7,789	100,293
		209,508
AIR FREIGHT & LOGISTICS — 0.2%
Royal Mail PLC	3,673	22,852
AIRLINES — 0.7%
easyJet PLC	1,074	18,403
International Consolidated Airlines Group SA	6,616	56,960
		75,363
AUTOMOBILES — 0.7%
Fiat Chrysler Automobiles NV (a)	4,478	78,767
BANKS — 12.3%
Barclays PLC	71,190	159,472
HSBC Holdings PLC	83,014	725,088
Lloyds Banking Group PLC	298,027	230,348
Royal Bank of Scotland Group PLC	18,664	60,847
Standard Chartered PLC	13,750	114,111
		1,289,866
BEVERAGES — 3.9%
Coca-Cola European Partners PLC	930	42,287
Diageo PLC	10,213	362,124
		404,411
CAPITAL MARKETS — 2.5%
3i Group PLC	3,966	48,678
Hargreaves Lansdown PLC	1,104	32,177
Investec PLC	2,686	18,900
London Stock Exchange Group PLC	1,434	85,759
Quilter PLC (b)	7,854	13,755
Schroders PLC (c)	681	27,485
Schroders PLC (c)	202	6,717
St James's Place PLC	2,167	32,328
		265,799
CHEMICALS — 0.7%
Croda International PLC	542	36,767
Johnson Matthey PLC	799	37,114
		73,881
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Babcock International Group PLC	2,074	19,554
G4S PLC	6,402	20,203
Rentokil Initial PLC	7,597	31,544
		71,301
CONTAINERS & PACKAGING — 0.3%
DS Smith PLC	5,350	33,369
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Standard Life Aberdeen PLC	12,281	$ 48,990
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
BT Group PLC	35,239	103,533
ELECTRIC UTILITIES — 0.6%
SSE PLC	4,071	60,839
ELECTRICAL EQUIPMENT — 0.7%
Melrose Industries PLC	19,720	51,406
nVent Electric PLC	700	19,012
		70,418
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Halma PLC	1,559	29,377
ENERGY EQUIPMENT & SERVICES — 0.7%
Subsea 7 SA	1,063	15,717
TechnipFMC PLC	1,800	56,250
		71,967
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
British Land Co. PLC REIT	3,832	30,822
Hammerson PLC REIT	3,079	18,337
Intu Properties PLC REIT (d)	3,603	7,241
Land Securities Group PLC REIT	2,861	32,959
Segro PLC REIT	4,070	33,851
		123,210
FOOD & STAPLES RETAILING — 1.8%
J Sainsbury PLC	8,651	36,303
Tesco PLC	40,354	126,192
Wm Morrison Supermarkets PLC	9,438	31,926
		194,421
FOOD PRODUCTS — 0.4%
Associated British Foods PLC	1,470	43,898
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
ConvaTec Group PLC (b)	5,812	17,614
Smith & Nephew PLC	3,607	65,828
		83,442
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Mediclinic International PLC	1,586	8,873
NMC Health PLC	487	21,554
		30,427
HOTELS, RESTAURANTS & LEISURE — 2.9%
Carnival PLC	734	45,600

See accompanying notes to financial statements.
124

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Compass Group PLC	6,583	$ 146,452
InterContinental Hotels Group PLC	738	46,002
Merlin Entertainments PLC (b)	2,909	15,189
Whitbread PLC	757	46,565
		299,808
HOUSEHOLD DURABLES — 1.2%
Barratt Developments PLC	4,171	30,840
Berkeley Group Holdings PLC	515	24,708
Persimmon PLC	1,282	39,538
Taylor Wimpey PLC	13,507	30,260
		125,346
HOUSEHOLD PRODUCTS — 2.5%
Reckitt Benckiser Group PLC	2,927	267,797
INDUSTRIAL CONGLOMERATES — 0.6%
DCC PLC	355	32,244
Smiths Group PLC	1,628	31,749
		63,993
INSURANCE — 5.3%
Admiral Group PLC	902	24,466
Aviva PLC	16,551	105,650
Direct Line Insurance Group PLC	5,669	23,945
Legal & General Group PLC	24,575	84,027
Old Mutual, Ltd.	20,406	43,157
Prudential PLC	10,759	246,863
RSA Insurance Group PLC	4,239	31,785
		559,893
INTERACTIVE MEDIA & SERVICES — 0.2%
Auto Trader Group PLC (b)	3,748	21,828
INTERNET & DIRECT MARKETING RETAIL — 0.1%
ASOS PLC (a)	202	15,178
MACHINERY — 1.0%
CNH Industrial NV	4,033	48,483
Pentair PLC	700	30,345
Weir Group PLC	1,000	22,990
		101,818
MEDIA — 3.6%
Informa PLC	5,166	51,347
ITV PLC	14,940	30,753
Liberty Global PLC Class A (a)	800	23,144
Liberty Global PLC Class C (a)	2,200	61,952
Pearson PLC	3,221	37,383
Sky PLC	4,316	97,313
WPP PLC	4,987	73,130
		375,022
METALS & MINING — 5.8%
Anglo American PLC	5,381	120,904
Antofagasta PLC	1,428	15,922
Security Description	Shares	Value
BHP Billiton PLC	8,787	$ 191,498
Evraz PLC	1,376	10,167
Fresnillo PLC	761	8,151
Randgold Resources, Ltd.	366	26,012
Rio Tinto PLC	4,698	237,705
		610,359
MULTI-UTILITIES — 1.8%
Centrica PLC	23,291	47,047
National Grid PLC	13,959	144,060
		191,107
MULTILINE RETAIL — 0.6%
Marks & Spencer Group PLC	6,705	25,252
Next PLC	554	39,691
		64,943
OIL, GAS & CONSUMABLE FUELS — 17.5%
BP PLC	82,940	637,374
Royal Dutch Shell PLC Class A	19,110	657,026
Royal Dutch Shell PLC Class B	15,486	543,031
		1,837,431
PAPER & FOREST PRODUCTS — 0.4%
Mondi PLC	1,516	41,595
PERSONAL PRODUCTS — 2.5%
Unilever PLC	4,725	259,774
PHARMACEUTICALS — 8.0%
AstraZeneca PLC	5,259	408,942
GlaxoSmithKline PLC	20,585	412,537
Hikma Pharmaceuticals PLC	568	13,703
		835,182
PROFESSIONAL SERVICES — 2.2%
Experian PLC	3,816	98,057
Intertek Group PLC	664	43,225
RELX PLC	4,321	91,059
		232,341
SOFTWARE — 0.6%
Micro Focus International PLC	1,798	33,517
Sage Group PLC	4,245	32,461
		65,978
SPECIALTY RETAIL — 0.4%
JD Sports Fashion PLC	1,672	10,010
Kingfisher PLC	8,804	29,621
		39,631
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Burberry Group PLC	1,720	45,196
TOBACCO — 5.6%
British American Tobacco PLC	9,519	444,953
Imperial Brands PLC	3,971	138,314
		583,267

See accompanying notes to financial statements.
125

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Ashtead Group PLC	2,014	$ 64,004
Bunzl PLC	1,386	43,613
		107,617
WATER UTILITIES — 0.5%
Severn Trent PLC	977	23,557
United Utilities Group PLC	2,814	25,834
		49,391
WIRELESS TELECOMMUNICATION SERVICES — 2.3%
Vodafone Group PLC	110,876	237,847
TOTAL COMMON STOCKS (Cost $10,803,605)		10,417,981

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f) (Cost $19,148)	19,148	19,148
TOTAL INVESTMENTS — 99.5% (Cost $10,822,753)		10,437,129
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		51,949
NET ASSETS — 100.0%		$ 10,489,078

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	All or a portion of the shares of the security are on loan at September 30, 2018.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 209,508	$—	$—	$ 209,508
Air Freight & Logistics	22,852	—	—	22,852
Airlines	75,363	—	—	75,363
Automobiles	78,767	—	—	78,767
Banks	1,289,866	—	—	1,289,866
Beverages	404,411	—	—	404,411
Capital Markets	265,799	—	—	265,799
Chemicals	73,881	—	—	73,881
Commercial Services & Supplies	71,301	—	—	71,301
Containers & Packaging	33,369	—	—	33,369
Diversified Financial Services	48,990	—	—	48,990
Diversified Telecommunication Services	103,533	—	—	103,533
Electric Utilities	60,839	—	—	60,839
Electrical Equipment	70,418	—	—	70,418
Electronic Equipment, Instruments & Components	29,377	—	—	29,377
Energy Equipment & Services	71,967	—	—	71,967
Equity Real Estate Investment Trusts (REITs)	123,210	—	—	123,210
See accompanying notes to financial statements.
126

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Food & Staples Retailing	$ 194,421	$—	$—	$ 194,421
Food Products	43,898	—	—	43,898
Health Care Equipment & Supplies	83,442	—	—	83,442
Health Care Providers & Services	30,427	—	—	30,427
Hotels, Restaurants & Leisure	299,808	—	—	299,808
Household Durables	125,346	—	—	125,346
Household Products	267,797	—	—	267,797
Industrial Conglomerates	63,993	—	—	63,993
Insurance	559,893	—	—	559,893
Interactive Media & Services	21,828	—	—	21,828
Internet & Direct Marketing Retail	15,178	—	—	15,178
Machinery	101,818	—	—	101,818
Media	375,022	—	—	375,022
Metals & Mining	610,359	—	—	610,359
Multi-Utilities	191,107	—	—	191,107
Multiline Retail	64,943	—	—	64,943
Oil, Gas & Consumable Fuels	1,837,431	—	—	1,837,431
Paper & Forest Products	41,595	—	—	41,595
Personal Products	259,774	—	—	259,774
Pharmaceuticals	835,182	—	—	835,182
Professional Services	232,341	—	—	232,341
Software	65,978	—	—	65,978
Specialty Retail	39,631	—	—	39,631
Textiles, Apparel & Luxury Goods	45,196	—	—	45,196
Tobacco	583,267	—	—	583,267
Trading Companies & Distributors	107,617	—	—	107,617
Water Utilities	49,391	—	—	49,391
Wireless Telecommunication Services	237,847	—	—	237,847
Short-Term Investment	19,148	—	—	19,148
TOTAL INVESTMENTS	$10,437,129	$—	$—	$10,437,129
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,793	$1,793	$ 595,547	$ 578,192	$—	$—	19,148	$19,148	$138	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	3,963,811	3,963,811	—	—	—	—	337	—
Total		$1,793	$4,559,358	$4,542,003	$—	$—		$19,148	$475	$—
See accompanying notes to financial statements.
127

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS - 99.6%
AUSTRALIA – 1.4%
Other Securities	41,762	$ 430,426
AUSTRIA – 0.0% (a)
Other Securities	280	12,975
BELGIUM – 0.3%
Other Securities	1,914	104,139
BERMUDA – 0.1%
Other Security	200	26,716
CANADA – 3.1%
Other Securities	24,666	990,110
CHINA – 0.1%
Other Securities	4,500	20,141
DENMARK – 1.2%
Novo Nordisk A/S Class B	2,597	122,319
Other Securities	4,209	240,820
		363,139
FINLAND – 0.4%
Other Securities	4,086	113,678
FRANCE – 2.7%
Other Securities	14,943	847,590
GERMANY – 2.2%
Other Securities	13,766	684,157
HONG KONG – 2.0%
Other Securities	126,979	621,839
IRELAND – 1.0%
Accenture PLC Class A	1,237	210,537
Other Securities	3,114	96,824
		307,361
ISRAEL – 0.3%
Other Securities	5,974	98,017
ITALY – 0.7%
Other Securities	45,055	220,260
JAPAN – 9.9%
NTT DOCOMO, Inc.	4,968	133,620
Other Securities	137,519	2,967,418
		3,101,038
LUXEMBOURG – 0.1%
Other Securities	517	21,954
MEXICO – 0.0% (a)
Other Security	20	214
NETHERLANDS – 1.0%
Other Securities	10,830	318,605
NEW ZEALAND – 0.1%
Other Securities	8,769	43,230
NORWAY – 0.1%
Other Securities	1,140	23,569
PORTUGAL – 0.0% (a)
Other Securities	1,792	15,427
Security Description	Shares	Value
SINGAPORE – 0.7%
Other Securities	76,076	$ 219,071
SOUTH AFRICA – 0.0% (a)
Other Security	275	1,935
SPAIN – 0.9%
Other Securities	29,903	290,315
SWEDEN – 0.6%
Other Securities	11,190	185,495
SWITZERLAND – 4.0%
Nestle SA	1,827	153,036
Roche Holding AG	1,223	297,674
Other Securities	11,986	815,414
		1,266,124
UNITED KINGDOM – 5.1%
AstraZeneca PLC	1,693	131,649
Other Securities	166,147	1,479,819
		1,611,468
UNITED STATES – 61.6%
3M Co.	778	163,932
Adobe Systems, Inc. (b)	485	130,926
Alphabet, Inc. Class A (b)	254	306,598
Alphabet, Inc. Class C (b)	274	327,011
Altria Group, Inc.	3,619	218,262
Amgen, Inc.	793	164,381
Apple, Inc.	3,647	823,274
AT&T, Inc.	5,708	191,675
Automatic Data Processing, Inc.	976	147,044
Berkshire Hathaway, Inc. Class B (b)	653	139,814
Booking Holdings, Inc. (b)	65	128,960
Bristol-Myers Squibb Co.	1,971	122,360
Coca-Cola Co.	2,491	115,059
Consolidated Edison, Inc.	1,583	120,609
Costco Wholesale Corp.	592	139,049
Eli Lilly & Co.	1,928	206,894
Exxon Mobil Corp.	2,266	192,655
Facebook, Inc. Class A (b)	2,703	444,535
Gilead Sciences, Inc.	1,712	132,184
Honeywell International, Inc.	813	135,283
Intel Corp.	5,593	264,493
International Business Machines Corp.	1,311	198,236
Johnson & Johnson	4,021	555,582
JPMorgan Chase & Co.	1,245	140,486
Lockheed Martin Corp.	383	132,503
Mastercard, Inc. Class A	1,333	296,739
McDonald's Corp.	868	145,208
Microsoft Corp.	5,969	682,675
NIKE, Inc. Class B	1,812	153,513
Northrop Grumman Corp.	479	152,020
NVIDIA Corp.	756	212,451
PepsiCo, Inc.	1,284	143,551
Pfizer, Inc.	3,123	137,631
Procter & Gamble Co.	3,902	324,763
Raytheon Co.	766	158,302
Starbucks Corp.	2,220	126,185
State Street Corp. (c)	80	6,702

See accompanying notes to financial statements.
128

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Texas Instruments, Inc.	1,349	$ 144,734
TJX Cos., Inc.	1,827	204,661
Union Pacific Corp.	738	120,169
UnitedHealth Group, Inc.	505	134,350
Verizon Communications, Inc.	3,175	169,513
Visa, Inc. Class A	2,670	400,740
Walmart, Inc.	1,455	136,639
Walt Disney Co.	1,900	222,186
Other Securities	134,553	9,679,655
		19,394,192
TOTAL COMMON STOCKS (Cost $28,629,034)		31,333,185
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d)(e)	18,931	18,931
State Street Navigator Securities Lending Government Money Market Portfolio (d)(f)	298,707	298,707
TOTAL SHORT-TERM INVESTMENTS (Cost $317,638)		317,638
TOTAL INVESTMENTS - 100.6% (Cost $28,946,672)		31,650,823
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(182,761)
NET ASSETS - 100.0%		$ 31,468,062

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018 and reflects the complete schedule of portfolio holdings.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 430,426	$—	$—	$ 430,426
Austria	12,975	—	—	12,975
Belgium	104,139	—	—	104,139
Bermuda	26,716	—	—	26,716
Canada	990,110	—	—	990,110
China	20,141	—	—	20,141
Denmark	363,139	—	—	363,139
Finland	113,678	—	—	113,678
France	847,590	—	—	847,590
Germany	684,157	—	—	684,157
Hong Kong	621,839	—	—	621,839
Ireland	307,361	—	—	307,361
Israel	98,017	—	—	98,017
Italy	220,260	—	—	220,260
Japan	3,101,038	—	—	3,101,038
Luxembourg	21,954	—	—	21,954
See accompanying notes to financial statements.
129

SPDR MSCI WORLD STRATEGICFACTORS ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mexico	$ 214	$—	$—	$ 214
Netherlands	318,605	—	—	318,605
New Zealand	43,230	—	—	43,230
Norway	23,569	—	—	23,569
Portugal	15,427	—	—	15,427
Singapore	219,071	—	—	219,071
South Africa	1,935	—	—	1,935
Spain	290,315	—	—	290,315
Sweden	185,495	—	—	185,495
Switzerland	1,266,124	—	—	1,266,124
United Kingdom	1,611,468	—	—	1,611,468
United States	19,394,192	—	—	19,394,192
Short-Term Investments	317,638	—	—	317,638
TOTAL INVESTMENTS	$31,650,823	$—	$—	$31,650,823
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	108	$ 10,318	$ 7,073	$ 9,611	$1,725	$(2,803)	80	$ 6,702	$ 177	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,411,701	4,411,701	1,536,892	5,929,662	—	—	18,931	18,931	549	—
State Street Navigator Securities Lending Government Money Market Portfolio	24,983	24,983	3,529,840	3,256,116	—	—	298,707	298,707	2,365	—
Total		$4,447,002	$5,073,805	$9,195,389	$1,725	$(2,803)		$324,340	$3,091	$—
See accompanying notes to financial statements.
130

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CHINA — 44.4%
21Vianet Group, Inc. ADR (a)	9,615	$ 97,112
3SBio, Inc. (b)(c)	45,000	75,682
500.com, Ltd. Class A, ADR (a)(c)	1,751	19,366
51job, Inc. ADR (a)	2,863	220,422
58.com, Inc. ADR (a)	7,120	524,032
AAC Technologies Holdings, Inc.	83,000	862,362
Agile Group Holdings, Ltd.	433,598	612,863
Agricultural Bank of China, Ltd. Class H	2,868,000	1,407,445
Air China, Ltd. Class H	409,414	395,554
Alibaba Group Holding, Ltd. ADR (a)	143,778	23,688,863
Aluminum Corp. of China, Ltd. Class H (a)	736,304	327,460
Angang Steel Co., Ltd. Class H	421,244	376,837
Anhui Conch Cement Co., Ltd. Class H	250,750	1,514,133
Anhui Expressway Co., Ltd. Class H	32,000	19,425
ANTA Sports Products, Ltd.	114,000	547,061
Autohome, Inc. ADR (c)	5,166	399,900
AVIC International Holding HK, Ltd. (a)(c)	914,621	25,949
AviChina Industry & Technology Co., Ltd. Class H	466,000	307,296
BAIC Motor Corp., Ltd. Class H (b)	210,500	168,671
Baidu, Inc. ADR (a)	34,022	7,780,151
Bank of China, Ltd. Class H	9,668,466	4,299,897
Bank of Communications Co., Ltd. Class H	2,638,630	1,979,419
Baozun, Inc. ADR (a)(c)	1,468	71,315
BBMG Corp. Class H (c)	257,000	88,022
BeiGene, Ltd. ADR (a)	4,715	812,017
Beijing Capital International Airport Co., Ltd. Class H	114,000	138,550
Beijing Capital Land, Ltd. Class H	126,000	46,214
Beijing Enterprises Clean Energy Group, Ltd. (a)(c)	2,110,400	38,028
Beijing Enterprises Holdings, Ltd.	80,000	448,824
Beijing Enterprises Water Group, Ltd. (a)	472,000	251,536
Bitauto Holdings, Ltd. ADR (a)	2,683	61,709
Boyaa Interactive International, Ltd. (a)	100,200	24,074
Brilliance China Automotive Holdings, Ltd.	406,000	656,872
BYD Co., Ltd. Class H (c)	97,800	702,419
BYD Electronic International Co., Ltd. (c)	117,000	172,250
C.banner International Holdings, Ltd. (a)(c)	192,000	13,495
CAR, Inc. (a)(c)	189,043	149,545
CGN Power Co., Ltd. Class H (b)	1,352,000	321,374
China Aerospace International Holdings, Ltd.	324,000	26,086
Security Description	Shares	Value
China Agri-Industries Holdings, Ltd.	283,000	$ 109,223
China Animal Healthcare, Ltd. (a)(c)(d)	305,700	—
China Biologic Products Holdings, Inc. (a)(c)	2,012	160,960
China Cinda Asset Management Co., Ltd. Class H	1,152,600	291,652
China CITIC Bank Corp., Ltd. Class H	1,395,341	893,386
China Coal Energy Co., Ltd. Class H	686,000	289,307
China Communications Construction Co., Ltd. Class H	620,000	633,874
China Conch Venture Holdings, Ltd.	155,100	541,123
China Construction Bank Corp. Class H	11,166,148	9,760,694
China Dongxiang Group Co., Ltd.	506,000	84,712
China Eastern Airlines Corp., Ltd. Class H (c)	198,000	127,025
China Everbright International, Ltd.	414,000	357,658
China Everbright, Ltd.	124,000	222,173
China Evergrande Group	577,000	1,618,570
China Fangda Group Co., Ltd. Class B	122,150	59,788
China Galaxy Securities Co., Ltd. Class H	368,600	171,937
China Harmony New Energy Auto Holding, Ltd. (c)	74,500	31,038
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	549,000	—
China Huiyuan Juice Group, Ltd. (a)(c)(e)	157,000	40,530
China International Marine Containers Group Co., Ltd. Class H	88,000	93,343
China Lesso Group Holdings, Ltd.	144,000	81,708
China Life Insurance Co., Ltd. Class H	991,708	2,253,392
China Lilang, Ltd.	87,000	81,386
China Literature, Ltd. (a)(b)	11,600	72,936
China Longyuan Power Group Corp., Ltd. Class H	508,000	427,180
China Machinery Engineering Corp. Class H	90,000	44,052
China Medical System Holdings, Ltd.	169,000	234,983
China Mengniu Dairy Co., Ltd. (a)	412,780	1,374,193
China Merchants Bank Co., Ltd. Class H	655,260	2,662,944
China Merchants Port Holdings Co., Ltd.	399,606	765,006
China Minsheng Banking Corp., Ltd. Class H (c)	1,097,720	815,059
China Mobile, Ltd.	738,636	7,282,619
China Molybdenum Co., Ltd. Class H (c)	429,000	179,826

See accompanying notes to financial statements.
131

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
China National Building Material Co., Ltd. Class H	408,000	$ 362,382
China Nuclear Energy Technology Corp., Ltd. (a)	108,000	10,352
China Oilfield Services, Ltd. Class H	298,557	323,934
China Overseas Land & Investment, Ltd.	725,084	2,270,260
China Overseas Property Holdings, Ltd.	262,361	75,440
China Pacific Insurance Group Co., Ltd. Class H	306,200	1,181,771
China Petroleum & Chemical Corp. Class H	3,331,726	3,338,155
China Power International Development, Ltd.	285,000	63,375
China Railway Construction Corp., Ltd. Class H	254,500	343,457
China Railway Group, Ltd. Class H	643,000	637,667
China Resources Beer Holdings Co., Ltd.	311,357	1,251,413
China Resources Gas Group, Ltd.	92,000	374,471
China Resources Land, Ltd.	448,767	1,571,421
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	75,500	68,699
China Resources Power Holdings Co., Ltd.	328,437	580,911
China Shengmu Organic Milk, Ltd. (a)(b)(c)	357,000	17,793
China Shenhua Energy Co., Ltd. Class H	499,540	1,141,456
China Silver Group, Ltd. (a)	92,000	13,168
China Singyes Solar Technologies Holdings, Ltd. (c)	75,600	26,183
China South City Holdings, Ltd.	410,000	67,068
China Southern Airlines Co., Ltd. Class H	238,000	152,383
China Taiping Insurance Holdings Co., Ltd.	126,141	442,507
China Telecom Corp., Ltd. Class H	2,305,320	1,146,046
China Travel International Investment Hong Kong, Ltd.	274,000	88,241
China Unicom Hong Kong, Ltd.	792,172	933,408
China Vanke Co., Ltd. Class H	144,500	478,287
China Yurun Food Group, Ltd. (a)(c)	205,659	20,763
Chinasoft International, Ltd. (a)	204,000	136,089
Chlitina Holding, Ltd.	45,000	340,451
Chong Sing Holdings FinTech Group (a)(c)	2,260,000	121,305
Chongqing Changan Automobile Co., Ltd. Class B	97,600	78,829
Chongqing Rural Commercial Bank Co., Ltd. Class H	207,000	113,223
CIMC-TianDa Holdings Co., Ltd. (a)	434,227	16,648
Security Description	Shares	Value
CITIC Resources Holdings, Ltd. (c)	362,000	$ 35,622
CITIC Securities Co., Ltd. Class H	219,500	390,477
CITIC Telecom International Holdings, Ltd.	206,000	70,291
CITIC, Ltd.	623,000	928,342
CNOOC, Ltd.	2,020,249	4,001,822
Cogobuy Group (b)(c)	72,000	27,052
Colour Life Services Group Co., Ltd. (a)(c)	91,000	52,449
Consun Pharmaceutical Group, Ltd.	182,400	145,456
Coolpad Group, Ltd. (a)(d)	437,400	—
COSCO SHIPPING Development Co., Ltd. Class H (a)	1,286,339	174,254
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	607,215	301,865
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(c)	27,000	11,214
COSCO SHIPPING Ports, Ltd.	37,562	41,331
Cosmo Lady China Holdings Co., Ltd. (b)(c)	102,000	44,711
Country Garden Holdings Co., Ltd.	757,333	955,268
Country Garden Services Holdings Co., Ltd. (a)	92,865	157,843
CRRC Corp., Ltd. Class H	521,000	476,064
CSG Holding Co., Ltd. Class B	149,500	57,508
CSPC Pharmaceutical Group, Ltd.	436,000	926,059
CT Environmental Group, Ltd. (c)	438,000	50,937
Ctrip.com International, Ltd. ADR (a)	38,689	1,438,070
Datang International Power Generation Co., Ltd. Class H	386,000	97,673
Dazhong Transportation Group Co., Ltd. Class B	108,050	47,974
Dongfang Electric Corp., Ltd. Class H (a)	14,000	8,284
Dongfeng Motor Group Co., Ltd. Class H	496,468	511,384
Fang Holdings, Ltd. ADR (a)	27,250	70,578
Fanhua, Inc. ADR (c)	8,759	236,668
Far East Horizon, Ltd.	158,000	150,430
FIH Mobile, Ltd. (a)(c)	331,000	38,071
First Tractor Co., Ltd. Class H (a)(c)	76,000	22,242
Fufeng Group, Ltd. (a)(c)	116,000	56,481
GDS Holdings, Ltd. ADR (a)(c)	3,817	134,091
Geely Automobile Holdings, Ltd.	611,000	1,218,111
Genscript Biotech Corp. (a)	70,000	118,264
GF Securities Co., Ltd. Class H	112,800	144,732
Golden Eagle Retail Group, Ltd.	96,000	104,405
GOME Retail Holdings, Ltd. (a)(c)	1,619,322	165,556
Goodbaby International Holdings, Ltd.	261,000	104,401

See accompanying notes to financial statements.
132

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Great Wall Motor Co., Ltd. Class H (c)	370,000	$ 235,952
Greentown China Holdings, Ltd.	106,500	99,492
Guangdong Investment, Ltd.	364,000	646,603
Guangshen Railway Co., Ltd. Class H	74,500	33,323
Guangzhou Automobile Group Co., Ltd. Class H	660,844	732,216
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	94,000	335,161
Guangzhou R&F Properties Co., Ltd. Class H	401,776	738,353
Guotai Junan International Holdings, Ltd. (c)	288,000	50,424
Haitian International Holdings, Ltd.	73,000	162,515
Haitong Securities Co., Ltd. Class H	346,400	315,195
Health and Happiness H&H International Holdings, Ltd. (a)	25,500	153,165
Hengan International Group Co., Ltd.	90,500	835,039
HNA Holding Group Co., Ltd. (a)	463,400	11,548
Hua Hong Semiconductor, Ltd. (b)	33,000	71,104
Huadian Fuxin Energy Corp., Ltd. Class H	236,000	47,653
Huadian Power International Corp., Ltd. Class H	236,000	92,290
Huaneng Power International, Inc. Class H	624,472	411,000
Huaneng Renewables Corp., Ltd. Class H	410,000	122,085
Huatai Securities Co., Ltd. Class H (a)(b)	75,400	108,115
Huazhu Group, Ltd. ADR	16,596	536,051
Huishang Bank Corp., Ltd. Class H	757,000	328,924
Industrial & Commercial Bank of China, Ltd. Class H	10,020,138	7,324,718
Inner Mongolia Yitai Coal Co., Ltd. Class B	209,581	251,497
iQIYI, Inc. ADR (a)(c)	12,724	344,439
JD.com, Inc. ADR (a)	103,452	2,699,063
Jiangsu Expressway Co., Ltd. Class H	380,299	487,955
Jiangxi Copper Co., Ltd. Class H	279,578	326,208
JinkoSolar Holding Co., Ltd. ADR (a)(c)	3,361	36,198
Joy City Property, Ltd.	474,000	57,547
Jumei International Holding, Ltd. ADR (a)(c)	2,583	5,502
Kama Co., Ltd. Class B (a)	120,649	71,786
Kangda International Environmental Co., Ltd. (a)(b)	240,000	32,205
Kingdee International Software Group Co., Ltd. (c)	246,000	267,853
Kingsoft Corp., Ltd.	107,000	204,021
Konka Group Co., Ltd. Class B	365,800	129,025
Security Description	Shares	Value
Kunlun Energy Co., Ltd.	426,000	$ 495,963
KWG Group Holdings, Ltd.	178,951	163,745
Lao Feng Xiang Co., Ltd. Class B	60,079	195,557
Launch Tech Co., Ltd. Class H	26,500	28,109
Lenovo Group, Ltd. (c)	1,059,703	774,643
LexinFintech Holdings, Ltd. ADR (a)	6,949	69,004
Leyou Technologies Holdings, Ltd. (a)	240,800	78,473
Li Ning Co., Ltd. (a)	307,874	291,156
Lifetech Scientific Corp. (a)	284,000	70,048
Livzon Pharmaceutical Group, Inc. Class H	32,975	113,360
Luoyang Glass Co., Ltd. Class H (a)(c)	64,153	20,496
Luthai Textile Co., Ltd. Class B	50,400	59,901
Luye Pharma Group, Ltd. (b)(c)	213,000	191,090
Maanshan Iron & Steel Co., Ltd. Class H	752,971	404,156
Metallurgical Corp. of China, Ltd. Class H	454,000	127,644
Minth Group, Ltd.	92,000	379,762
Momo, Inc. ADR (a)	13,703	600,191
National Agricultural Holdings, Ltd. (a)(c)(d)	112,000	8,516
NetEase, Inc. ADR	10,979	2,505,957
New China Life Insurance Co., Ltd. Class H	81,600	391,581
New Oriental Education & Technology Group, Inc. ADR (a)	14,791	1,094,682
Noah Holdings, Ltd. ADR (a)(c)	2,626	110,660
People's Insurance Co. Group of China, Ltd. Class H	575,000	258,661
PetroChina Co., Ltd. Class H	2,637,208	2,136,756
PICC Property & Casualty Co., Ltd. Class H	868,433	1,025,485
Ping An Healthcare and Technology Co., Ltd. (a)(b)	19,800	132,339
Ping An Insurance Group Co. of China, Ltd. Class H (c)	628,228	6,382,718
Poly Culture Group Corp., Ltd. Class H	33,800	42,677
Poly Property Group Co., Ltd.	293,000	103,347
Qudian, Inc. ADR (a)	12,822	66,803
Renhe Commercial Holdings Co., Ltd. (a)(c)	2,172,000	73,558
Semiconductor Manufacturing International Corp. (a)(c)	608,383	656,207
Seven Stars Cloud Group, Inc. (a)	13,801	52,306
Shandong Airlines Co., Ltd. Class B	24,300	38,756
Shandong Chenming Paper Holdings, Ltd. Class H (c)	77,350	47,053
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	236,000	233,138
Shang Gong Group Co., Ltd. Class B (a)	164,200	112,477

See accompanying notes to financial statements.
133

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Shanghai Baosight Software Co., Ltd. Class B	38,500	$ 70,032
Shanghai Electric Group Co., Ltd. Class H (c)	478,418	170,582
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	39,000	153,759
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	199,000	101,981
Shanghai Haixin Group Co. Class B	96,000	47,040
Shanghai Highly Group Co., Ltd. Class B	148,700	147,808
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	14,100	14,509
Shanghai Jinjiang International Travel Co., Ltd. Class B	30,074	62,734
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	42,400	50,117
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	160,753	220,232
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	54,684	96,353
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	72,600	181,479
Shanghai Prime Machinery Co., Ltd. Class H (a)	636,000	91,845
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	10,800	14,753
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	139,800	54,941
Shenzhen Expressway Co., Ltd. Class H	29,000	29,130
Shenzhen Investment, Ltd.	342,888	109,550
Shenzhou International Group Holdings, Ltd.	56,000	718,527
SINA Corp. (a)	10,521	730,999
Sino-Ocean Group Holding, Ltd.	877,711	386,983
Sinopec Oilfield Service Corp. Class H (a)(c)	202,000	27,622
Sinopec Shanghai Petrochemical Co., Ltd. Class H	634,878	387,828
Sinopharm Group Co., Ltd. Class H	124,400	608,892
Sinotrans, Ltd. Class H	250,000	101,918
Sinotruk Hong Kong, Ltd.	35,500	77,307
SITC International Holdings Co., Ltd.	205,000	165,574
Sohu.com, Ltd. ADR (a)(c)	4,210	83,695
Sun King Power Electronics Group	163,300	28,800
Sunac China Holdings, Ltd. (c)	295,000	908,574
Sunny Optical Technology Group Co., Ltd.	98,300	1,134,390
TAL Education Group ADR (a)	39,315	1,010,789
Security Description	Shares	Value
TCL Electronics Holdings, Ltd.	144,000	$ 68,458
Tencent Holdings, Ltd.	664,270	27,437,036
Tian Ge Interactive Holdings, Ltd. (b)	89,000	55,050
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	35,945	35,226
Tianneng Power International, Ltd.	102,000	90,074
Tingyi Cayman Islands Holding Corp.	410,383	754,170
Tong Ren Tang Technologies Co., Ltd. Class H	146,000	213,825
TravelSky Technology, Ltd. Class H	104,000	270,470
Tsingtao Brewery Co., Ltd. Class H	92,000	432,670
Uni-President China Holdings, Ltd.	204,000	217,690
Vipshop Holdings, Ltd. ADR (a)	38,693	241,444
Want Want China Holdings, Ltd.	1,137,000	957,562
Weibo Corp. ADR (a)(c)	3,065	224,143
Weichai Power Co., Ltd. Class H	56,000	69,419
West China Cement, Ltd.	416,000	78,151
Wuxi Biologics Cayman, Inc. (a)(b)	29,000	293,339
Xiamen International Port Co., Ltd. Class H	146,000	20,711
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	36,259	38,970
Xinyi Solar Holdings, Ltd. (c)	295,246	90,933
Yangzijiang Shipbuilding Holdings, Ltd.	291,000	264,090
Yantai Changyu Pioneer Wine Co., Ltd. Class B	30,553	75,749
Yanzhou Coal Mining Co., Ltd. Class H	342,882	397,441
Yestar Healthcare Holdings Co., Ltd. (c)	320,000	88,742
Yum China Holdings, Inc.	38,849	1,363,988
YY, Inc. ADR (a)	3,711	278,028
Zai Lab, Ltd. ADR (a)(c)	3,719	72,446
Zhejiang Expressway Co., Ltd. Class H	236,000	196,342
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	58,400	31,197
Zhuzhou CRRC Times Electric Co., Ltd. Class H	83,400	476,425
Zijin Mining Group Co., Ltd. Class H	1,054,685	405,705
ZTE Corp. Class H (a)	108,240	198,362
ZTO Express Cayman, Inc. ADR	31,223	517,365
		194,523,207
HONG KONG — 1.8%
Alibaba Pictures Group, Ltd. (a)(c)	1,280,107	175,046
Beijing Enterprises Medical & Health Group, Ltd. (a)	440,500	20,266
Carnival Group International Holdings, Ltd. (a)(c)	1,160,000	33,059

See accompanying notes to financial statements.
134

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
China All Access Holdings, Ltd.	192,000	$ 16,440
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	453,600	14,318
China Education Group Holdings, Ltd. (a)	57,000	80,566
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China First Capital Group, Ltd. (a)	176,000	94,468
China Gas Holdings, Ltd.	317,800	899,599
China High Speed Transmission Equipment Group Co., Ltd. (c)	8,000	9,201
China NT Pharma Group Co., Ltd.	105,000	19,860
China Resources Cement Holdings, Ltd.	62,000	72,182
China Soft Power Technology Holdings, Ltd. (a)(c)	266,000	1,972
China State Construction International Holdings, Ltd.	258,750	273,468
Citychamp Watch & Jewellery Group, Ltd.	480,000	103,056
Comba Telecom Systems Holdings, Ltd. (a)(c)	369,847	58,136
CP Pokphand Co., Ltd. (c)	890,000	79,618
Dawnrays Pharmaceutical Holdings, Ltd.	244,000	56,440
Digital China Holdings, Ltd. (a)(c)	151,000	80,856
EVA Precision Industrial Holdings, Ltd.	428,000	37,741
Fullshare Holdings, Ltd. (a)(c)	681,100	327,280
GCL-Poly Energy Holdings, Ltd. (a)(c)	955,000	67,125
Haier Electronics Group Co., Ltd. (a)	147,000	399,206
Hanergy Thin Film Power Group, Ltd. (a)(c)(d)	5,962,000	—
Hi Sun Technology China, Ltd. (a)	306,000	42,234
Hua Han Health Industry Holdings, Ltd. (a)(c)(d)	890,400	—
Huabao International Holdings, Ltd.	18,000	9,662
Imperial Pacific International Holdings, Ltd. (a)(c)	7,636,300	63,433
Kingboard Holdings, Ltd.	127,200	415,336
Lee & Man Paper Manufacturing, Ltd.	235,000	218,035
NetDragon Websoft Holdings, Ltd. (c)	58,000	121,412
Nine Dragons Paper Holdings, Ltd.	192,000	207,584
Shanghai Industrial Holdings, Ltd.	50,000	110,800
Shenwan Hongyuan HK, Ltd.	320,000	72,384
Shimao Property Holdings, Ltd.	169,500	422,835
Sino Biopharmaceutical, Ltd.	997,000	930,121
Skyworth Digital Holdings, Ltd.	272,243	76,890
Solartech International Holdings, Ltd. (a)	520,000	63,132
SSY Group, Ltd.	538,691	520,454
Sun Art Retail Group, Ltd.	242,500	315,487
Security Description	Shares	Value
Tech Pro Technology Development, Ltd. (a)(e)	1,684,800	$ 14,641
Tibet Water Resources, Ltd. (a)(c)	357,000	112,690
United Laboratories International Holdings, Ltd. (c)	118,000	104,656
Vinda International Holdings, Ltd.	45,000	77,292
Wasion Holdings, Ltd.	80,000	40,486
WH Group, Ltd. (b)	955,000	672,475
Xinyi Glass Holdings, Ltd.	346,000	437,314
		7,969,256
INDIA — 18.5%
Adani Ports & Special Economic Zone, Ltd.	115,459	523,858
Adani Power, Ltd. (a)	83,834	27,525
AIA Engineering, Ltd.	9,606	235,625
Ajanta Pharma, Ltd. (a)	3,873	56,834
Alembic Pharmaceuticals, Ltd.	11,431	99,187
Apollo Hospitals Enterprise, Ltd.	32,019	460,364
Apollo Tyres, Ltd.	56,907	166,623
Arvind, Ltd.	31,515	138,229
Ashok Leyland, Ltd.	52,291	85,913
Asian Paints, Ltd.	30,603	545,991
AstraZeneca Pharma India, Ltd. (a)	9,895	213,468
Aurobindo Pharma, Ltd.	40,045	411,250
Axis Bank, Ltd. (a)	165,820	1,402,802
Bajaj Auto, Ltd.	7,058	261,664
Bajaj Finance, Ltd.	16,780	501,849
Balkrishna Industries, Ltd.	4,776	67,107
BEML, Ltd.	7,606	63,952
Bharat Electronics, Ltd.	118,124	130,851
Bharat Financial Inclusion, Ltd. (a)	29,422	421,544
Bharat Forge, Ltd.	31,787	263,584
Bharat Heavy Electricals, Ltd.	270,594	255,700
Bharat Petroleum Corp., Ltd.	52,228	269,570
Bharti Airtel, Ltd.	208,598	974,215
Bharti Infratel, Ltd.	56,306	204,244
Biocon, Ltd.	78,575	749,384
Bosch, Ltd.	842	231,542
Britannia Industries, Ltd.	2,685	215,700
Cadila Healthcare, Ltd.	29,752	158,405
Capital First, Ltd.	8,317	56,219
Central Bank of India (a)	78,233	44,410
CG Power and Industrial Solutions, Ltd. (a)	92,237	57,004
Cipla, Ltd.	101,786	918,377
Coal India, Ltd.	155,126	569,765
Crompton Greaves Consumer Electricals, Ltd.	31,175	96,290
Dabur India, Ltd.	38,866	228,885
DCB Bank, Ltd.	81,718	166,840
Dena Bank (a)	437,383	91,109
Divi's Laboratories, Ltd.	10,469	189,320
DLF, Ltd.	76,549	171,652
Dr Lal PathLabs, Ltd. (b)	9,498	125,594
Dr Reddy's Laboratories, Ltd.	12,071	421,403
Edelweiss Financial Services, Ltd.	26,630	69,615

See accompanying notes to financial statements.
135

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Eicher Motors, Ltd.	1,137	$ 379,346
Emami, Ltd.	12,372	84,389
Escorts, Ltd.	55,831	471,202
Federal Bank, Ltd.	184,253	179,703
Fortis Healthcare, Ltd. (a)	52,214	97,203
GAIL India, Ltd.	93,479	488,737
Gateway Distriparks, Ltd.	39,935	80,074
Gillette India, Ltd.	1,059	97,735
Glenmark Pharmaceuticals, Ltd.	21,481	187,325
Godrej Consumer Products, Ltd.	54,641	579,393
Godrej Industries, Ltd.	20,854	148,616
Granules India, Ltd.	70,045	91,941
Grasim Industries, Ltd.	16,820	237,021
Gujarat Mineral Development Corp., Ltd.	50,167	64,672
Gujarat Pipavav Port, Ltd.	42,971	59,456
GVK Power & Infrastructure, Ltd. (a)	486,815	52,046
Havells India, Ltd.	39,103	320,689
HCL Technologies, Ltd.	55,862	838,277
HDFC Bank, Ltd.	197,850	5,475,197
HEG, Ltd.	2,066	95,356
Hero MotoCorp, Ltd.	13,763	556,909
Hindalco Industries, Ltd.	131,652	417,077
Hindustan Unilever, Ltd.	126,859	2,814,733
Hindustan Zinc, Ltd.	172,055	686,654
Housing Development & Infrastructure, Ltd. (a)	75,053	21,535
Housing Development Finance Corp., Ltd.	211,680	5,123,363
ICICI Bank, Ltd. ADR	220,194	1,869,447
ICICI Bank, Ltd.	609	2,567
IDFC, Ltd.	166,462	91,280
Igarashi Motors India, Ltd.	9,983	93,550
Igarashi Motors India, Ltd. (a)(e)	1,236	11,578
India Cements, Ltd.	40,835	57,008
Indiabulls Housing Finance, Ltd.	67,890	802,477
Indiabulls Real Estate, Ltd. (a)	34,983	42,371
Indiabulls Ventures, Ltd.	14,219	105,706
Indian Hotels Co., Ltd.	364,981	689,280
Indian Oil Corp., Ltd.	247,706	524,013
IndusInd Bank, Ltd.	26,991	629,275
Infosys, Ltd. ADR (c)	544,443	5,536,985
InterGlobe Aviation, Ltd. (b)	8,702	99,168
Ipca Laboratories, Ltd.	16,526	154,899
ITC, Ltd. GDR (a)	298,066	1,222,071
Jain Irrigation Systems, Ltd.	75,550	63,627
Jaiprakash Associates, Ltd. (a)	359,079	32,693
Jammu & Kashmir Bank, Ltd. (a)	107,573	61,288
Jet Airways India, Ltd. (a)	42,912	106,614
Jindal Steel & Power, Ltd. (a)	69,764	188,966
Johnson Controls-Hitachi Air Conditioning India, Ltd.	2,791	70,874
JSW Steel, Ltd.	169,775	893,842
Jubilant Foodworks, Ltd.	11,123	188,695
Jubilant Life Sciences, Ltd.	11,075	111,942
Just Dial, Ltd. (a)	6,251	41,176
Karnataka Bank Ltd	53,148	71,265
Security Description	Shares	Value
Kaveri Seed Co., Ltd.	13,459	$ 107,603
Kotak Mahindra Bank, Ltd.	76,196	1,199,964
KPIT Technologies, Ltd.	57,981	170,688
Lakshmi Vilas Bank Ltd (a)	65,093	64,473
Larsen & Toubro, Ltd. GDR	54,661	947,822
Laurus Labs, Ltd. (b)	12,465	74,405
LIC Housing Finance, Ltd.	44,089	253,866
Lupin, Ltd.	27,990	347,877
Magma Fincorp, Ltd.	36,936	58,622
Mahindra & Mahindra Financial Services, Ltd.	43,877	242,234
Mahindra & Mahindra, Ltd.	130,689	1,552,169
MakeMyTrip, Ltd. (a)(c)	3,132	85,973
Manappuram Finance, Ltd.	74,396	74,304
Marico, Ltd.	61,027	280,384
Marksans Pharma, Ltd.	194,400	78,843
Maruti Suzuki India, Ltd.	5,800	587,917
Max Financial Services, Ltd. (a)	17,605	99,160
Max India, Ltd. (a)	138,973	141,868
Mindtree, Ltd.	14,245	203,044
Motherson Sumi Systems, Ltd.	71,217	252,290
Narayana Hrudayalaya, Ltd. (a)	35,832	121,079
Natco Pharma, Ltd.	10,905	113,052
NCC, Ltd.	88,421	89,043
Nestle India, Ltd.	2,511	335,989
NTPC, Ltd.	160,684	369,846
Oil & Natural Gas Corp., Ltd.	411,985	1,007,087
Page Industries, Ltd.	911	413,275
PC Jeweller, Ltd.	61,402	52,813
PI Industries, Ltd.	10,570	103,804
Piramal Enterprises, Ltd.	4,841	153,554
Power Finance Corp., Ltd.	94,265	98,959
Power Grid Corp. of India, Ltd.	96,146	249,881
Rajesh Exports, Ltd.	30,135	280,959
Raymond, Ltd.	8,934	81,760
Reliance Capital, Ltd.	40,663	158,299
Reliance Communications, Ltd. (a)	218,613	35,888
Reliance Home Finance, Ltd.	37,107	25,159
Reliance Industries, Ltd. GDR (b)	223,396	7,751,841
Reliance Infrastructure, Ltd.	71,131	294,572
Repco Home Finance, Ltd.	11,618	68,980
Rural Electrification Corp., Ltd.	84,442	114,042
Satin Creditcare Network, Ltd. (a)	17,960	70,326
Sequent Scientific, Ltd.	124,387	86,654
Shankara Building Products, Ltd.	5,393	91,474
Shilpa Medicare, Ltd.	14,527	80,761
Shoppers Stop, Ltd.	17,818	129,573
Shriram City Union Finance, Ltd.	8,275	188,736
Shriram Transport Finance Co., Ltd.	19,951	316,769
Siemens, Ltd.	32,608	425,155
Sintex Industries, Ltd.	484,610	75,543
Sintex Plastics Technology, Ltd. (a)	138,535	55,517
South Indian Bank, Ltd.	478,752	86,848
SpiceJet, Ltd. (a)	64,021	60,188
Srei Infrastructure Finance, Ltd.	102,420	45,707

See accompanying notes to financial statements.
136

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
State Bank of India (a)	196,587	$ 720,014
Steel Authority of India, Ltd. (a)	244,828	230,508
Strides Pharma Science, Ltd.	15,659	93,945
Sun Pharma Advanced Research Co., Ltd. (a)	27,070	127,900
Sun Pharmaceutical Industries, Ltd.	133,435	1,147,239
Suven Life Sciences, Ltd.	34,845	129,713
Suzlon Energy, Ltd. (a)	1,272,656	95,682
Tata Consultancy Services, Ltd.	139,639	4,206,507
Tata Motors, Ltd. (a)	216,880	669,279
Tata Steel, Ltd.	40,849	327,542
Tech Mahindra, Ltd.	58,788	604,586
Tejas Networks, Ltd. (a)(b)	16,605	59,443
Thyrocare Technologies, Ltd. (b)	43,242	383,088
Titan Co., Ltd.	13,794	153,296
Torrent Pharmaceuticals, Ltd.	8,656	197,336
Transport Corp. of India, Ltd.	24,286	95,013
Ujjivan Financial Services, Ltd.	16,693	57,006
UltraTech Cement, Ltd.	7,333	410,700
Unichem Laboratories, Ltd.	19,434	52,452
Unitech, Ltd. (a)	1,596,445	57,260
United Breweries, Ltd.	8,325	155,883
United Spirits, Ltd. (a)	53,490	379,499
UPL, Ltd.	31,788	291,306
Vakrangee, Ltd.	188,239	73,618
Vedanta, Ltd.	135,906	435,522
V-Mart Retail, Ltd.	3,274	113,244
Vodafone Idea, Ltd. (a)	236,047	125,529
Wipro, Ltd. ADR (c)	195,723	1,019,717
WNS Holdings, Ltd. ADR (a)	10,103	512,727
Wockhardt, Ltd. (a)	22,764	170,141
Yes Bank, Ltd.	167,674	424,794
Zee Entertainment Enterprises, Ltd.	174,365	1,054,994
		80,786,891
INDONESIA — 3.3%
Ace Hardware Indonesia Tbk PT	2,303,800	222,627
Adaro Energy Tbk PT	2,791,800	343,788
AKR Corporindo Tbk PT	128,000	31,524
Astra International Tbk PT	2,970,700	1,465,265
Bank Central Asia Tbk PT	2,146,896	3,479,350
Bank Mandiri Persero Tbk PT	2,805,810	1,266,253
Bank Negara Indonesia Persero Tbk PT	537,500	266,920
Bank Rakyat Indonesia Persero Tbk PT	8,549,780	1,807,322
Charoen Pokphand Indonesia Tbk PT	362,200	123,354
Ciputra Development Tbk PT	889,096	52,207
Gudang Garam Tbk PT	96,400	479,040
Indah Kiat Pulp & Paper Corp. Tbk PT	212,700	247,649
Indocement Tunggal Prakarsa Tbk PT	274,325	340,571
Kalbe Farma Tbk PT	977,000	90,478
Lippo Karawaci Tbk PT	1,603,300	37,012
Security Description	Shares	Value
Matahari Department Store Tbk PT	202,300	$ 94,013
Media Nusantara Citra Tbk PT	409,400	22,116
Pabrik Kertas Tjiwi Kimia Tbk PT	77,700	71,826
Pakuwon Jati Tbk PT	2,206,300	76,250
Pembangunan Perumahan Persero Tbk PT	752,876	77,048
Perusahaan Gas Negara Persero Tbk	1,740,940	262,867
Semen Indonesia Persero Tbk PT	536,300	357,197
Summarecon Agung Tbk PT	835,700	36,734
Surya Semesta Internusa Tbk PT	1,328,800	43,338
Telekomunikasi Indonesia Persero Tbk PT	8,371,770	2,044,978
Tiga Pilar Sejahtera Food Tbk (a)(e)	963,100	10,858
Tower Bersama Infrastructure Tbk PT	316,600	119,510
Unilever Indonesia Tbk PT	64,200	202,597
United Tractors Tbk PT	273,045	604,670
Wijaya Karya Persero Tbk PT	712,057	65,226
		14,342,588
MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	330,000	23,195
MALAYSIA — 3.9%
AEON Credit Service M Bhd	64,450	250,730
AirAsia Group Bhd	237,500	181,346
AirAsia X Bhd (a)	2,133,200	144,327
Alliance Bank Malaysia Bhd	688,410	695,313
Astro Malaysia Holdings Bhd	236,000	83,827
Axiata Group Bhd	472,033	520,109
Bermaz Auto Bhd (a)	261,080	133,111
British American Tobacco Malaysia Bhd	14,200	108,837
Bursa Malaysia Bhd	346,451	654,645
Cahya Mata Sarawak Bhd	235,400	166,091
Carlsberg Brewery Malaysia Bhd Class B	188,603	911,456
CIMB Group Holdings Bhd	472,894	686,745
Dialog Group Bhd	603,500	508,932
Eastern & Oriental Bhd	579,911	184,966
Eco World Development Group Bhd (a)	316,500	91,772
Gamuda Bhd	91,500	74,288
Genting Bhd	471,900	890,549
Genting Malaysia Bhd	523,200	630,849
George Kent Malaysia Bhd	229,900	72,773
IJM Corp. Bhd	1,052,280	457,679
Inari Amertron Bhd	619,412	341,249
IOI Corp. Bhd	668,896	733,789
IOI Properties Group Bhd	580,916	234,416
Iskandar Waterfront City Bhd (a)	445,700	68,925
Karex Bhd	397,425	74,424
KNM Group Bhd (a)	860,300	32,221
Kuala Lumpur Kepong Bhd	52,100	314,224
Malayan Banking Bhd	517,411	1,223,983
Maxis Bhd	353,700	499,120
Media Prima Bhd (a)	287,400	34,028

See accompanying notes to financial statements.
137

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Muhibbah Engineering M Bhd	291,300	$ 211,867
My EG Services Bhd	414,200	175,148
Padini Holdings Bhd	208,800	296,664
Pentamaster Corp. Bhd (a)	158,600	141,795
PPB Group Bhd	121,420	492,311
Press Metal Aluminium Holdings Bhd	467,240	548,698
Public Bank Bhd	222,720	1,345,415
Sapura Energy Bhd (a)	204,500	20,260
Sime Darby Bhd	366,088	230,878
Sime Darby Plantation Bhd	349,888	448,087
Sime Darby Property Bhd	349,388	99,620
TA Enterprise Bhd	645,700	100,635
Telekom Malaysia Bhd	139,809	108,780
Tenaga Nasional Bhd	315,750	1,179,532
Top Glove Corp. Bhd	47,800	123,124
Tune Protect Group Bhd	431,300	79,726
Yinson Holdings Bhd	141,400	157,168
		16,764,432
PAKISTAN — 0.3%
Bank Alfalah, Ltd.	361,900	144,667
Bank of Punjab (a)	1,280,000	121,939
Cherat Cement Co., Ltd.	86,500	56,109
Fauji Fertilizer Bin Qasim, Ltd.	413,000	123,754
Habib Bank, Ltd.	78,600	95,810
Hascol Petroleum, Ltd.	90,300	198,074
Maple Leaf Cement Factory, Ltd.	154,100	58,448
MCB Bank, Ltd.	67,700	109,695
Nishat Mills, Ltd.	94,600	107,101
Pak Elektron, Ltd.	450,500	111,518
Searle Co. Ltd	41,229	104,892
TRG Pakistan (a)	348,000	77,598
		1,309,605
PHILIPPINES — 1.6%
Aboitiz Equity Ventures, Inc.	115,200	104,475
Alliance Global Group, Inc. (a)	767,100	177,187
Ayala Land, Inc.	1,560,288	1,156,571
Bank of the Philippine Islands	43,010	66,310
BDO Unibank, Inc.	192,365	426,528
Bloomberry Resorts Corp.	440,400	71,484
Cebu Air, Inc.	60,750	78,706
CEMEX Holdings Philippines, Inc. (a)(b)	1,217,000	53,608
Cosco Capital, Inc.	1,759,400	188,868
D&L Industries, Inc.	1,556,900	283,832
DoubleDragon Properties Corp. (a)	503,570	181,744
First Gen Corp.	1,139,270	353,399
First Philippine Holdings Corp.	414,037	494,270
Globe Telecom, Inc.	2,305	93,855
GT Capital Holdings, Inc.	7,060	107,148
Integrated Micro-Electronics, Inc.	302,200	68,461
JG Summit Holdings, Inc.	331,360	330,869
Jollibee Foods Corp.	43,640	207,579
LT Group, Inc.	522,800	139,336
Metro Pacific Investments Corp.	1,248,000	109,717
Nickel Asia Corp.	682,984	55,367
Security Description	Shares	Value
PLDT, Inc.	21,409	$ 534,928
Puregold Price Club, Inc.	326,450	271,891
Robinsons Retail Holdings, Inc.	165,750	244,499
SM Investments Corp.	17,715	296,398
SM Prime Holdings, Inc.	1,012,300	677,302
Universal Robina Corp.	92,490	247,359
		7,021,691
SINGAPORE — 0.0% (f)
SIIC Environment Holdings, Ltd. (c)	152,899	31,892
Silverlake Axis, Ltd. (c)	218,400	70,331
		102,223
TAIWAN — 21.5%
Accton Technology Corp.	40,000	111,355
Acer, Inc. (a)	695,395	575,074
Advantech Co., Ltd.	48,898	364,337
Airtac International Group	12,431	121,733
ASE Technology Holding Co., Ltd.	507,898	1,239,262
Asia Cement Corp.	898,073	1,220,647
Asustek Computer, Inc.	132,138	1,142,516
AU Optronics Corp. ADR (c)	163,193	687,042
Catcher Technology Co., Ltd.	132,539	1,458,524
Cathay Financial Holding Co., Ltd.	1,291,604	2,220,850
Center Laboratories, Inc. (a)	57,546	135,699
Chang Hwa Commercial Bank, Ltd.	2,125,904	1,315,940
Chilisin Electronics Corp.	21,000	64,376
China Development Financial Holding Corp.	3,200,272	1,194,874
China Life Insurance Co., Ltd.	193,200	194,257
China Steel Chemical Corp.	18,877	89,955
China Steel Corp.	1,926,625	1,609,044
Chunghwa Telecom Co., Ltd.	420,268	1,514,082
Compal Electronics, Inc.	996,431	618,425
CTBC Financial Holding Co., Ltd.	2,934,515	2,210,521
Delta Electronics, Inc.	316,787	1,359,156
E.Sun Financial Holding Co., Ltd.	509,809	376,517
Eclat Textile Co., Ltd.	45,365	561,621
eMemory Technology, Inc.	16,000	151,967
Epistar Corp.	219,170	249,081
Everlight Electronics Co., Ltd.	165,996	169,622
Far Eastern New Century Corp.	1,147,170	1,341,302
Far EasTone Telecommunications Co., Ltd.	167,000	398,179
Feng TAY Enterprise Co., Ltd.	43,902	270,317
Firich Enterprises Co., Ltd. (a)	30,957	42,431
First Financial Holding Co., Ltd.	2,657,140	1,810,124
Formosa Chemicals & Fibre Corp.	671,691	2,815,853
Formosa Petrochemical Corp.	210,000	1,017,915
Formosa Plastics Corp.	880,137	3,372,614
Foxconn Technology Co., Ltd.	241,519	589,302
Fubon Financial Holding Co., Ltd.	1,081,998	1,835,637
Genius Electronic Optical Co., Ltd.	6,000	62,293
Giant Manufacturing Co., Ltd.	46,000	197,360

See accompanying notes to financial statements.
138

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Globalwafers Co., Ltd.	12,000	$ 132,250
Himax Technologies, Inc. ADR	19,350	113,778
Hiwin Technologies Corp.	35,838	296,371
Holy Stone Enterprise Co., Ltd.	14,000	62,817
Hon Hai Precision Industry Co., Ltd.	1,920,950	4,982,781
Hotai Motor Co., Ltd.	42,000	359,709
HTC Corp. (a)	120,710	160,509
Hua Nan Financial Holdings Co., Ltd.	2,606,876	1,579,511
Innolux Corp.	976,753	339,095
Inventec Corp.	376,000	337,419
King Yuan Electronics Co., Ltd.	816,898	545,794
Largan Precision Co., Ltd.	12,710	1,513,145
Lite-On Technology Corp.	543,891	684,028
Macronix International	582,673	485,672
Makalot Industrial Co., Ltd.	42,682	211,781
MediaTek, Inc.	219,219	1,769,806
Medigen Biotechnology Corp. (a)	14,000	22,605
Mega Financial Holding Co., Ltd.	1,833,148	1,651,052
Merry Electronics Co., Ltd.	47,000	213,196
MIN AIK Technology Co., Ltd.	27,400	14,897
Motech Industries, Inc. (a)	139,934	46,518
Nan Ya Plastics Corp.	912,759	2,535,026
Novatek Microelectronics Corp.	144,062	712,454
PChome Online, Inc. (a)	24,957	113,207
Pegatron Corp.	345,630	691,645
Pou Chen Corp.	235,000	248,215
Powertech Technology, Inc.	227,518	620,714
President Chain Store Corp.	53,000	622,294
ProMOS Technologies, Inc. (a)(d)	2,232	—
Quanta Computer, Inc.	551,194	960,388
Radiant Opto-Electronics Corp.	46,000	103,953
Realtek Semiconductor Corp.	161,161	717,843
Ritek Corp. (a)	122,834	55,115
Shin Kong Financial Holding Co., Ltd.	2,645,344	1,035,334
Silicon Motion Technology Corp. ADR	3,678	197,509
Sino-American Silicon Products, Inc. (a)	36,000	92,438
SinoPac Financial Holdings Co., Ltd.	3,341,630	1,220,292
Synnex Technology International Corp.	225,000	287,025
TA-I Technology Co., Ltd.	21,000	45,944
Tainan Enterprises Co., Ltd.	423,830	277,621
Taishin Financial Holding Co., Ltd.	3,212,204	1,551,764
Taiwan Cement Corp.	834,937	1,123,896
Taiwan FU Hsing Industrial Co., Ltd.	213,000	241,720
Taiwan Mobile Co., Ltd.	288,200	1,033,567
Taiwan Paiho, Ltd.	30,000	59,542
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	454,988	20,092,270
Tatung Co., Ltd. (a)	691,107	912,181
Teco Electric and Machinery Co., Ltd.	162,000	117,522
Security Description	Shares	Value
TPK Holding Co., Ltd.	25,000	$ 42,904
Tripod Technology Corp.	390,361	1,064,981
Uni-President Enterprises Corp.	839,971	2,192,568
United Integrated Services Co., Ltd.	547,194	1,055,570
United Microelectronics Corp. ADR	499,752	1,289,360
Walsin Lihwa Corp.	544,000	366,135
Walsin Technology Corp.	34,000	237,186
Win Semiconductors Corp.	25,000	110,127
Wistron Corp.	830,715	541,422
Yageo Corp.	34,144	513,284
Yuanta Financial Holding Co., Ltd.	1,751,383	923,501
		94,239,055
THAILAND — 4.6%
Advanced Info Service PCL (e)	185,702	1,154,178
Airports of Thailand PCL (e)	383,300	776,319
Bangkok Expressway & Metro PCL (e)	4,709,532	1,266,943
Beauty Community PCL (e)	300,500	112,432
BEC World PCL (e)	132,600	28,496
Big Camera Corp. PCL	1,554,100	91,305
Bumrungrad Hospital PCL (e)	39,000	224,304
Central Plaza Hotel PCL (e)	53,900	69,583
Charoen Pokphand Foods PCL (e)	258,100	201,516
Chularat Hospital PCL (e)	2,142,800	188,174
CP ALL PCL (e)	819,600	1,748,683
Electricity Generating PCL (e)	196,299	1,432,485
Energy Absolute PCL (e)	252,600	376,869
Gunkul Engineering PCL (e)	1,455,803	141,349
Hana Microelectronics PCL (e)	114,600	139,972
Ichitan Group PCL (e)	148,500	21,582
Indorama Ventures PCL (e)	184,600	336,778
IRPC PCL (e)	3,313,939	696,808
Jasmine International PCL (e)	681,525	116,959
Kasikornbank PCL	62,454	420,995
Kasikornbank PCL NVDR	30,900	206,382
KCE Electronics PCL	350,400	457,774
Krungthai Card PCL	96,900	107,866
MC Group PCL (e)	330,700	130,889
Mega Lifesciences PCL (e)	252,400	290,720
Minor International PCL (e)	353,686	448,396
PTG Energy PCL (e)	196,400	81,378
PTT Exploration & Production PCL (e)	341,932	1,638,821
PTT Global Chemical PCL NVDR	86,500	217,320
PTT PCL (e)	1,223,750	2,052,827
Siam Cement PCL NVDR	54,400	750,229
Siam Commercial Bank PCL (e)	262,597	1,209,862
Somboon Advance Technology PCL (e)	183,600	124,898
Srisawad Corp. PCL (e)	302,174	450,832
Super Energy Corp. PCL NVDR (a)	1,126,500	29,260
SVI PCL (e)	1,071,400	185,524
Thai Beverage PCL (c)	1,088,200	541,571

See accompanying notes to financial statements.
139

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Thai Oil PCL (e)	427,764	$ 1,170,597
Thai Union Group PCL Class F (e)	239,300	132,451
TMB Bank PCL (e)	2,201,800	156,591
True Corp. PCL NVDR	1,586,483	296,791
		20,226,709
UNITED STATES — 0.0% (f)
IntelliEPI, Inc.	49,000	97,413
TOTAL COMMON STOCKS (Cost $386,565,254)		437,406,265

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
E for L Aim PCL (expiring 6/1/20) (a) (Cost $0)	272,340	84
RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
Munsun Capital Group, Ltd. (expired 9/18/18) (a) (e) (Cost $6,913)	158,660	609
SHORT-TERM INVESTMENT — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g) (h) (Cost $4,909,168)	4,909,168	4,909,168
TOTAL INVESTMENTS — 101.0% (Cost $391,481,335)		442,316,126
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(4,413,015)
NET ASSETS — 100.0%		$ 437,903,111

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $8,516, representing less than 0.05% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $17,185,432 representing 3.9% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
China	$194,474,161	$ 40,530	$8,516	$194,523,207
Hong Kong	7,954,615	14,641	0(a)	7,969,256
India	80,775,313	11,578	—	80,786,891
Indonesia	14,331,730	10,858	—	14,342,588
Macau	23,195	—	—	23,195
Malaysia	16,764,432	—	—	16,764,432
Pakistan	1,309,605	—	—	1,309,605
Philippines	7,021,691	—	—	7,021,691
Singapore	102,223	—	—	102,223
Taiwan	94,239,055	—	0(a)	94,239,055
Thailand	3,119,493	17,107,216	—	20,226,709
See accompanying notes to financial statements.
140

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United States	$ 97,413	$ —	$ —	$ 97,413
Warrants
Thailand	84	—	—	84
Rights
Hong Kong	—	609	—	609
Short-Term Investment	4,909,168	—	—	4,909,168
TOTAL INVESTMENTS	$425,122,178	$17,185,432	$8,516	$442,316,126

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,046,576	$2,046,576	$34,622,138	$36,668,714	$—	$—	—	$ —	$ 17,844	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,790,699	5,790,699	49,565,200	50,446,731	—	—	4,909,168	4,909,168	173,056	—
Total		$7,837,275	$84,187,338	$87,115,445	$—	$—		$4,909,168	$190,900	$—
See accompanying notes to financial statements.
141

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.5%
APA Group	436,902	$ 3,154,883
BELGIUM — 0.7%
Groupe Bruxelles Lambert SA	14,538	1,524,795
CANADA — 20.2%
Bank of Montreal	23,110	1,904,796
Bank of Nova Scotia (a)	31,079	1,851,131
Canadian Apartment Properties REIT	61,290	2,261,272
Canadian Imperial Bank of Commerce (a)	22,706	2,126,031
Canadian Utilities, Ltd. Class A	68,955	1,694,268
Emera, Inc. (a)	67,526	2,097,976
Enbridge Income Fund Holdings, Inc. (a)	168,389	4,086,618
First Capital Realty, Inc.	128,948	1,945,293
Fortis, Inc. (a)	54,949	1,780,337
Great-West Lifeco, Inc.	76,903	1,864,568
IGM Financial, Inc. (a)	76,215	2,093,171
Laurentian Bank of Canada (a)	54,609	1,799,740
National Bank of Canada	38,085	1,900,714
Power Corp. of Canada	89,444	1,941,667
Power Financial Corp.	89,325	2,044,814
RioCan Real Estate Investment Trust	155,406	2,967,214
Royal Bank of Canada	21,308	1,706,816
Shaw Communications, Inc. Class B (a)	99,994	1,947,121
Sun Life Financial, Inc.	41,675	1,655,587
TELUS Corp.	58,776	2,164,881
		41,834,015
CHINA — 1.3%
Guangdong Investment, Ltd.	1,542,347	2,739,795
DENMARK — 0.9%
Coloplast A/S Class B	18,523	1,894,898
FINLAND — 1.9%
Fortum Oyj	160,654	4,028,684
FRANCE — 7.4%
Bouygues SA	34,248	1,480,973
CNP Assurances	87,808	2,117,291
Klepierre SA REIT	59,183	2,098,664
Sanofi	25,118	2,233,603
SCOR SE	57,987	2,694,075
Societe BIC SA (a)	16,363	1,498,593
TOTAL SA	48,327	3,134,399
		15,257,598
GERMANY — 2.7%
Deutsche EuroShop AG	54,423	1,762,358
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,661	2,362,009
Siemens AG	10,909	1,398,096
		5,522,463
Security Description	Shares	Value
HONG KONG — 4.5%
CK Infrastructure Holdings, Ltd.	211,380	$ 1,674,853
CLP Holdings, Ltd.	187,296	2,193,725
Power Assets Holdings, Ltd.	260,695	1,815,727
Sino Land Co., Ltd.	1,083,607	1,858,427
Wharf Real Estate Investment Co., Ltd.	283,542	1,829,911
		9,372,643
ITALY — 1.3%
Atlantia SpA	65,854	1,366,865
Hera SpA	427,853	1,332,823
		2,699,688
JAPAN — 6.3%
Canon, Inc.	50,616	1,608,696
Chugoku Electric Power Co., Inc. (a)	196,500	2,525,774
Japan Tobacco, Inc.	61,306	1,600,859
KDDI Corp.	67,701	1,870,964
Lawson, Inc. (a)	27,464	1,673,204
MS&AD Insurance Group Holdings, Inc.	50,880	1,699,509
NTT DOCOMO, Inc.	80,159	2,155,969
		13,134,975
MEXICO — 1.1%
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,324,244	2,358,240
NORWAY — 0.6%
Orkla ASA	150,699	1,272,465
PORTUGAL — 1.8%
EDP - Energias de Portugal SA	979,131	3,614,213
SINGAPORE — 1.1%
Singapore Telecommunications, Ltd.	934,903	2,216,918
SOUTH AFRICA — 3.9%
AVI, Ltd.	216,049	1,622,743
Foschini Group, Ltd.	125,825	1,541,509
SPAR Group, Ltd.	106,475	1,385,407
Truworths International, Ltd.	324,948	1,917,368
Woolworths Holdings, Ltd.	461,956	1,619,152
		8,086,179
SOUTH KOREA — 0.9%
SK Telecom Co., Ltd.	7,668	1,949,404
SPAIN — 3.8%
Enagas SA	108,432	2,928,192
Red Electrica Corp. SA	111,879	2,344,251
Tecnicas Reunidas SA (a)	83,509	2,571,355
		7,843,798
SWEDEN — 4.0%
Castellum AB	110,786	1,981,969
Hennes & Mauritz AB Class B (a)	154,620	2,855,529
Intrum AB (a)	38,419	998,362
Skanska AB Class B	125,806	2,469,239
		8,305,099

See accompanying notes to financial statements.
142

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
SWITZERLAND — 2.7%
Baloise Holding AG	10,891	$ 1,669,106
PSP Swiss Property AG	19,908	1,937,199
Swiss Prime Site AG (b)	22,889	1,960,140
		5,566,445
UNITED KINGDOM — 10.1%
Ashmore Group PLC	367,644	1,745,111
BAE Systems PLC	239,431	1,966,424
Close Brothers Group PLC	104,544	2,156,749
GlaxoSmithKline PLC	167,853	3,363,881
Greene King PLC	431,638	2,759,225
IG Group Holdings PLC	216,294	1,788,248
Pennon Group PLC	231,700	2,154,922
RPC Group PLC	133,595	1,385,005
Tate & Lyle PLC	222,255	1,978,970
Unilever NV	27,743	1,545,599
		20,844,134
UNITED STATES — 20.8%
AT&T, Inc.	71,455	2,399,459
Brinker International, Inc. (a)	53,624	2,505,850
CenterPoint Energy, Inc.	74,128	2,049,639
Compass Minerals International, Inc. (a)	28,496	1,914,931
Edison International	32,167	2,177,063
International Business Machines Corp.	12,669	1,915,679
L Brands, Inc.	39,882	1,208,425
Mercury General Corp.	47,066	2,360,831
National Health Investors, Inc. REIT	37,159	2,808,849
Northwest Bancshares, Inc.	116,288	2,014,108
OGE Energy Corp.	67,331	2,445,462
Owens & Minor, Inc. (a)	126,931	2,096,900
Philip Morris International, Inc.	19,447	1,585,708
PPL Corp.	85,268	2,494,942
SCANA Corp.	74,647	2,903,022
Southern Co.	57,535	2,508,526
Tupperware Brands Corp.	35,527	1,188,378
Security Description	Shares	Value
United Bankshares, Inc. (a)	55,992	$ 2,035,309
Verizon Communications, Inc.	43,891	2,343,340
Waddell & Reed Financial, Inc. Class A (a)	102,034	2,161,080
		43,117,501
TOTAL COMMON STOCKS (Cost $209,844,455)		206,338,833

SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d)	68,507	68,507
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	19,113,339	19,113,339
TOTAL SHORT-TERM INVESTMENTS (Cost $19,181,846)		19,181,846
TOTAL INVESTMENTS — 108.7% (Cost $229,026,301)		225,520,679
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(18,103,389)
NET ASSETS — 100.0%		$ 207,417,290

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 3,154,883	$—	$—	$ 3,154,883
Belgium	1,524,795	—	—	1,524,795
Canada	41,834,015	—	—	41,834,015
China	2,739,795	—	—	2,739,795
Denmark	1,894,898	—	—	1,894,898
Finland	4,028,684	—	—	4,028,684
France	15,257,598	—	—	15,257,598
Germany	5,522,463	—	—	5,522,463
Hong Kong	9,372,643	—	—	9,372,643
See accompanying notes to financial statements.
143

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Italy	$ 2,699,688	$—	$—	$ 2,699,688
Japan	13,134,975	—	—	13,134,975
Mexico	2,358,240	—	—	2,358,240
Norway	1,272,465	—	—	1,272,465
Portugal	3,614,213	—	—	3,614,213
Singapore	2,216,918	—	—	2,216,918
South Africa	8,086,179	—	—	8,086,179
South Korea	1,949,404	—	—	1,949,404
Spain	7,843,798	—	—	7,843,798
Sweden	8,305,099	—	—	8,305,099
Switzerland	5,566,445	—	—	5,566,445
United Kingdom	20,844,134	—	—	20,844,134
United States	43,117,501	—	—	43,117,501
Short-Term Investments	19,181,846	—	—	19,181,846
TOTAL INVESTMENTS	$225,520,679	$—	$—	$225,520,679
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	150,675	$ 150,675	$ 13,742,696	$ 13,824,864	$—	$—	68,507	$ 68,507	$ 4,074	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,848,371	5,848,371	127,968,461	114,703,493	—	—	19,113,339	19,113,339	246,930	—
Total		$5,999,046	$141,711,157	$128,528,357	$—	$—		$19,181,846	$251,004	$—
See accompanying notes to financial statements.
144

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUSTRALIA — 9.3%
Atlas Arteria, Ltd.	623,784	$ 3,150,347
Qube Holdings, Ltd. (a)	1,380,241	2,726,379
Sydney Airport	1,043,498	5,202,110
Transurban Group Stapled Security	1,524,654	12,377,498
		23,456,334
BRAZIL — 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	43,812	258,491
Ultrapar Participacoes SA ADR (a)	78,602	727,854
		986,345
CANADA — 9.1%
Enbridge, Inc. (b)	285,436	9,203,909
Enbridge, Inc. (a)(b)	25,122	811,189
Inter Pipeline, Ltd. (a)	70,232	1,217,079
Keyera Corp.	37,600	1,006,758
Pembina Pipeline Corp.	91,598	3,110,194
TransCanada Corp. (a)	164,250	6,640,651
Westshore Terminals Investment Corp. (a)	43,490	903,042
		22,892,822
CHILE — 0.2%
Enel Americas SA ADR	70,593	545,684
CHINA — 4.4%
Beijing Capital International Airport Co., Ltd. Class H	1,350,000	1,640,724
Beijing Enterprises Water Group, Ltd. (c)	712,000	379,435
China Merchants Port Holdings Co., Ltd.	1,194,074	2,285,937
China Resources Power Holdings Co., Ltd.	228,000	403,266
COSCO SHIPPING Ports, Ltd.	1,590,000	1,749,530
Guangdong Investment, Ltd.	368,000	653,708
Jiangsu Expressway Co., Ltd. Class H	1,156,000	1,483,245
Kunlun Energy Co., Ltd.	614,000	714,839
Shenzhen Expressway Co., Ltd. Class H	664,000	666,978
Zhejiang Expressway Co., Ltd. Class H	1,356,000	1,128,137
		11,105,799
FRANCE — 6.3%
Aeroports de Paris	30,889	6,956,659
Engie SA	234,735	3,453,044
Getlink	436,990	5,583,200
		15,992,903
GERMANY — 2.5%
E.ON SE	281,870	2,874,501
Fraport AG Frankfurt Airport Services Worldwide	34,938	3,088,174
Hamburger Hafen und Logistik AG	19,877	467,283
		6,429,958
Security Description	Shares	Value
HONG KONG — 3.1%
China Gas Holdings, Ltd.	286,200	$ 810,148
CLP Holdings, Ltd.	233,000	2,729,038
Hong Kong & China Gas Co., Ltd.	1,142,420	2,268,810
Shenzhen International Holdings, Ltd.	937,884	1,936,920
		7,744,916
ITALY — 7.7%
Ansaldo STS SpA (c)	37,405	531,778
ASTM SpA	33,710	730,616
Atlantia SpA	444,833	9,232,952
Enav SpA (d)	240,836	1,174,310
Enel SpA	988,493	5,065,568
Snam SpA	405,656	1,691,027
Societa Iniziative Autostradali e Servizi SpA	64,555	956,003
		19,382,254
MEXICO — 4.0%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)	40,685	2,317,011
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	34,744	3,793,350
Grupo Aeroportuario del Sureste SAB de CV ADR (a)	19,170	3,932,342
		10,042,703
NETHERLANDS — 0.2%
Koninklijke Vopak NV	12,036	593,303
NEW ZEALAND — 1.7%
Auckland International Airport, Ltd.	887,228	4,293,772
SINGAPORE — 0.7%
Hutchison Port Holdings Trust	5,108,470	1,277,117
SIA Engineering Co., Ltd.	232,700	502,408
		1,779,525
SPAIN — 7.5%
Aena SME SA (d)	69,521	12,071,917
Enagas SA	41,065	1,108,955
Iberdrola SA	775,021	5,705,382
		18,886,254
SWITZERLAND — 1.5%
Flughafen Zurich AG	18,004	3,656,832
UNITED KINGDOM — 4.0%
BBA Aviation PLC	850,351	3,333,353
National Grid PLC	470,762	4,858,381
SSE PLC	130,935	1,956,746
		10,148,480
UNITED STATES — 37.3%
American Electric Power Co., Inc.	63,113	4,473,450
Cheniere Energy, Inc. (c)	40,008	2,780,156
Consolidated Edison, Inc.	39,843	3,035,638
Dominion Energy, Inc.	83,731	5,884,615
DTE Energy Co.	23,237	2,535,854
Duke Energy Corp.	91,260	7,302,625
Edison International	41,732	2,824,422

See accompanying notes to financial statements.
145

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
Eversource Energy	40,553	$ 2,491,576
Exelon Corp.	123,687	5,400,174
Kinder Morgan, Inc.	343,642	6,092,773
Macquarie Infrastructure Corp.	72,717	3,354,435
NextEra Energy, Inc.	60,372	10,118,347
ONEOK, Inc.	74,473	5,048,525
PG&E Corp. (c)	66,224	3,046,966
PPL Corp.	89,539	2,619,911
Public Service Enterprise Group, Inc.	64,675	3,414,193
Sempra Energy	34,990	3,980,113
Southern Co.	129,866	5,662,158
Targa Resources Corp.	40,872	2,301,502
WEC Energy Group, Inc.	40,382	2,695,902
Williams Cos., Inc.	219,020	5,955,154
Xcel Energy, Inc.	65,238	3,079,886
		94,098,375
TOTAL COMMON STOCKS (Cost $250,201,938)		252,036,259

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f)	824,073	824,073
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	4,976,109	4,976,109
TOTAL SHORT-TERM INVESTMENTS (Cost $5,800,182)		5,800,182
TOTAL INVESTMENTS — 102.2% (Cost $256,002,120)		257,836,441
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(5,627,204)
NET ASSETS — 100.0%		$ 252,209,237

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.3% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.
(g)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 23,456,334	$—	$—	$ 23,456,334
Brazil	986,345	—	—	986,345
Canada	22,892,822	—	—	22,892,822
Chile	545,684	—	—	545,684
China	11,105,799	—	—	11,105,799
France	15,992,903	—	—	15,992,903
Germany	6,429,958	—	—	6,429,958
Hong Kong	7,744,916	—	—	7,744,916
Italy	19,382,254	—	—	19,382,254
Mexico	10,042,703	—	—	10,042,703
See accompanying notes to financial statements.
146

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Netherlands	$ 593,303	$—	$—	$ 593,303
New Zealand	4,293,772	—	—	4,293,772
Singapore	1,779,525	—	—	1,779,525
Spain	18,886,254	—	—	18,886,254
Switzerland	3,656,832	—	—	3,656,832
United Kingdom	10,148,480	—	—	10,148,480
United States	94,098,375	—	—	94,098,375
Short-Term Investments	5,800,182	—	—	5,800,182
TOTAL INVESTMENTS	$257,836,441	$—	$—	$257,836,441
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	403,650	$ 403,650	$ 10,260,009	$ 9,839,586	$—	$—	824,073	$ 824,073	$ 6,230	$—
State Street Navigator Securities Lending Government Money Market Portfolio	7,104,926	7,104,926	117,844,758	119,973,575	—	—	4,976,109	4,976,109	54,142	—
Total		$7,508,576	$128,104,767	$129,813,161	$—	$—		$5,800,182	$60,372	$—
See accompanying notes to financial statements.
147

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIRLINES — 0.2%
Cathay Pacific Airways, Ltd.	7,000	$ 10,556
BANKS — 5.2%
Bank of East Asia, Ltd.	25,800	96,277
Hang Seng Bank, Ltd.	8,200	222,792
		319,069
CAPITAL MARKETS — 6.5%
Hong Kong Exchanges & Clearing, Ltd.	13,400	383,596
Kingston Financial Group, Ltd.	52,000	13,822
		397,418
COMMUNICATIONS EQUIPMENT — 0.2%
BYD Electronic International Co., Ltd.	7,000	10,306
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
HKT Trust & HKT, Ltd.	39,000	53,629
PCCW, Ltd.	46,000	26,807
		80,436
ELECTRIC UTILITIES — 7.0%
CK Infrastructure Holdings, Ltd.	7,000	55,464
CLP Holdings, Ltd.	20,500	240,108
HK Electric Investments & HK Electric Investments, Ltd.	26,000	26,250
Power Assets Holdings, Ltd.	15,000	104,474
		426,296
ELECTRICAL EQUIPMENT — 0.6%
Fullshare Holdings, Ltd. (a)	72,500	34,837
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Link REIT	24,500	241,246
FOOD & STAPLES RETAILING — 0.9%
Dairy Farm International Holdings, Ltd.	3,400	30,600
Sun Art Retail Group, Ltd.	18,000	23,418
		54,018
FOOD PRODUCTS — 1.1%
WH Group, Ltd. (b)	98,000	69,008
GAS UTILITIES — 4.3%
China Gas Holdings, Ltd.	20,000	56,614
Hong Kong & China Gas Co., Ltd.	102,000	202,569
		259,183
HOTELS, RESTAURANTS & LEISURE — 8.4%
Galaxy Entertainment Group, Ltd.	26,000	164,974
Melco Resorts & Entertainment, Ltd. ADR	5,562	117,636
Security Description	Shares	Value
MGM China Holdings, Ltd.	9,200	$ 14,579
Sands China, Ltd.	27,600	125,039
Shangri-La Asia, Ltd.	20,000	29,751
SJM Holdings, Ltd.	21,000	19,430
Wynn Macau, Ltd.	16,400	37,726
		509,135
HOUSEHOLD DURABLES — 2.2%
Haier Electronics Group Co., Ltd. (a)	14,000	38,019
Techtronic Industries Co., Ltd.	15,500	99,043
		137,062
INDUSTRIAL CONGLOMERATES — 11.3%
CK Hutchison Holdings, Ltd.	30,500	351,583
Fosun International, Ltd.	27,500	48,499
Jardine Matheson Holdings, Ltd.	2,900	181,975
Jardine Strategic Holdings, Ltd.	2,000	72,600
NWS Holdings, Ltd.	16,000	31,653
		686,310
INSURANCE — 20.2%
AIA Group, Ltd.	137,200	1,225,611
PAPER & FOREST PRODUCTS — 0.3%
Nine Dragons Paper Holdings, Ltd.	17,000	18,380
PHARMACEUTICALS — 3.3%
CSPC Pharmaceutical Group, Ltd.	56,000	118,943
Sino Biopharmaceutical, Ltd.	91,000	84,896
		203,839
REAL ESTATE MANAGEMENT & DEVELOPMENT — 20.0%
CK Asset Holdings, Ltd.	28,500	213,980
Hang Lung Group, Ltd.	11,000	29,240
Hang Lung Properties, Ltd.	22,000	43,017
Henderson Land Development Co., Ltd.	14,000	70,404
Hongkong Land Holdings, Ltd.	13,400	88,708
Hysan Development Co., Ltd.	6,000	30,326
Kerry Properties, Ltd.	7,000	23,751
New World Development Co., Ltd.	65,000	88,717
Shimao Property Holdings, Ltd.	12,500	31,183
Sino Land Co., Ltd.	32,000	54,881
Sun Hung Kai Properties, Ltd.	17,000	247,671
Swire Pacific, Ltd. Class A	5,500	60,272
Swire Pacific, Ltd. Class B	10,000	17,687
Swire Properties, Ltd.	12,000	45,470
Wharf Holdings, Ltd.	13,000	35,387
Wharf Real Estate Investment Co., Ltd.	13,000	83,899
Wheelock & Co., Ltd.	9,000	54,001
		1,218,594
ROAD & RAIL — 1.6%
MTR Corp., Ltd.	18,000	94,774

See accompanying notes to financial statements.
148

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
ASM Pacific Technology, Ltd.	3,400	$ 34,630
SPECIALTY RETAIL — 0.2%
Chow Tai Fook Jewellery Group, Ltd.	12,200	12,551
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Yue Yuen Industrial Holdings, Ltd.	9,000	25,016
TOTAL COMMON STOCKS (Cost $5,997,648)		6,068,275

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $4,358)	4,358	4,358
TOTAL INVESTMENTS — 99.9% (Cost $6,002,006)		6,072,633
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		7,995
NET ASSETS — 100.0%		$ 6,080,628

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$ 10,556	$—	$—	$ 10,556
Banks	319,069	—	—	319,069
Capital Markets	397,418	—	—	397,418
Communications Equipment	10,306	—	—	10,306
Diversified Telecommunication Services	80,436	—	—	80,436
Electric Utilities	426,296	—	—	426,296
Electrical Equipment	34,837	—	—	34,837
Equity Real Estate Investment Trusts (REITs)	241,246	—	—	241,246
Food & Staples Retailing	54,018	—	—	54,018
Food Products	69,008	—	—	69,008
Gas Utilities	259,183	—	—	259,183
Hotels, Restaurants & Leisure	509,135	—	—	509,135
Household Durables	137,062	—	—	137,062
Industrial Conglomerates	686,310	—	—	686,310
Insurance	1,225,611	—	—	1,225,611
Paper & Forest Products	18,380	—	—	18,380
Pharmaceuticals	203,839	—	—	203,839
Real Estate Management & Development	1,218,594	—	—	1,218,594
Road & Rail	94,774	—	—	94,774
Semiconductors & Semiconductor Equipment	34,630	—	—	34,630
Specialty Retail	12,551	—	—	12,551
See accompanying notes to financial statements.
149

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Textiles, Apparel & Luxury Goods	$ 25,016	$—	$—	$ 25,016
Short-Term Investment	4,358	—	—	4,358
TOTAL INVESTMENTS	$6,072,633	$—	$—	$6,072,633
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$4,358	$—	$—	$—	4,358	$4,358	$2	$—
See accompanying notes to financial statements.
150

[This Page Intentionally Left Blank]
151

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2018

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI IMI ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR Solactive Canada ETF
ASSETS
Investments in unaffiliated issuers, at value*	$29,773,351	$104,886,358	$165,027,501	$23,631,893
Investments in affiliated issuers, at value	1,580,663	1,909,581	2,119,145	751,829
Total Investments	31,354,014	106,795,939	167,146,646	24,383,722
Foreign currency, at value	—	251,105	284,499	62,242
Cash	—	—	—	—
Receivable for investments sold	221,649	—	—	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable — unaffiliated issuers	14,503	173,222	254,831	46,870
Dividends receivable — affiliated issuers	5	373	314	6
Securities lending income receivable — unaffiliated issuers	490	628	469	551
Securities lending income receivable — affiliated issuers	752	2,341	646	401
Receivable from Adviser	—	—	13,938	573
Receivable for foreign taxes recoverable	35,611	34,162	66,367	—
Other Receivable	2,815	—	1,382	—
TOTAL ASSETS	31,629,839	107,257,770	167,769,092	24,494,365
LIABILITIES
Due to custodian	140,146	—	—	—
Payable upon return of securities loaned	1,579,202	1,503,297	1,758,501	751,313
Payable for investments purchased	—	283,409	—	—
Deferred foreign taxes payable	—	6,714	7,703	—
Advisory fee payable	11,137	21,478	40,630	5,172
Trustees’ fees and expenses payable	—	—	—	—
Accrued expenses and other liabilities	—	—	526	—
TOTAL LIABILITIES	1,730,485	1,814,898	1,807,360	756,485
NET ASSETS	$29,899,354	$105,442,872	$165,961,732	$23,737,880
NET ASSETS CONSIST OF:
Paid-in Capital	$32,625,138	$ 87,914,963	$134,255,356	$23,868,689
Total distributable earnings (loss)**	$ (2,725,784)	$ 17,527,909	$ 31,706,376	$ (130,809)
NET ASSETS	$29,899,354	$105,442,872	$165,961,732	$23,737,880
NET ASSET VALUE PER SHARE
Net asset value per share	$ 59.80	$ 81.11	$ 92.20	$ 59.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	500,000	1,300,000	1,800,000	400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$30,752,693	$ 87,251,915	$132,484,875	$23,046,555
Investments in affiliated issuers	1,580,663	1,897,457	2,111,499	751,829
Total cost of investments	$32,333,356	$ 89,149,372	$134,596,374	$23,798,384
Foreign currency, at cost	$ —	$ 252,076	$ 284,147	$ 61,872
* Includes investments in securities on loan, at value	$ 1,862,236	$ 3,671,438	$ 3,558,152	$ 2,510,781
** Includes deferred foreign taxes	$ —	$ 6,714	$ 7,703	$ —
See accompanying notes to financial statements.
152

SPDR MSCI China A Shares IMI ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR Solactive Germany ETF	SPDR Solactive Japan ETF

$2,776,871	$76,542,476	$264,178,573	$31,157,811	$265,192,644	$ 8,946,416	$15,912,298
22,165	1,485,556	2,974,084	144,055	2,833,696	6,254	656,499
2,799,036	78,028,032	267,152,657	31,301,866	268,026,340	8,952,670	16,568,797
27,921	293,076	724,525	134,052	1,358,683	13,038	2,410
69	—	—	—	100,033	—	—
—	—	—	307	—	—	—
—	—	—	6,272,377	—	—	—
72	206,852	757,165	28,258	289,464	—	124,484
43	40	108	23	213	9	9
—	138	857	503	3,572	—	87
—	375	1,200	158	3,372	—	122
—	6,253	—	—	—	200	387
—	76,018	297,186	286	425	110,461	6,223
—	1,382	1,394	1,382	—	—	—
2,827,141	78,612,166	268,935,092	37,739,212	269,782,102	9,076,378	16,702,519

—	—	—	—	—	—	—
—	1,469,041	2,930,232	137,367	2,508,511	—	652,778
—	186,598	263	6,231,712	—	—	—
—	—	—	4,865	410,057	—	—
1,808	18,107	63,738	6,104	64,854	2,016	3,270
—	—	—	—	—	3	—
23	1,115	—	1,321	73,449	—	—
1,831	1,674,861	2,994,233	6,381,369	3,056,871	2,019	656,048
$2,825,310	$76,937,305	$265,940,859	$31,357,843	$266,725,231	$ 9,074,359	$16,046,471

$3,554,058	$73,655,299	$256,374,376	$31,196,113	$262,812,528	$10,455,056	$17,131,471
$ (728,748)	$ 3,282,006	$ 9,566,483	$ 161,730	$ 3,912,703	$ (1,380,697)	$ (1,085,000)
$2,825,310	$76,937,305	$265,940,859	$31,357,843	$266,725,231	$ 9,074,359	$16,046,471

$ 18.84	$ 69.94	$ 64.08	$ 62.72	$ 59.60	$ 60.50	$ 80.23
150,000	1,100,000	4,150,000	500,000	4,475,000	150,000	200,000

$3,039,082	$73,471,008	$256,312,254	$30,758,144	$251,959,812	$ 9,211,853	$15,996,537
22,165	1,485,556	2,974,084	144,055	2,833,696	6,254	656,499
$3,061,247	$74,956,564	$259,286,338	$30,902,199	$254,793,508	$ 9,218,107	$16,653,036
$ 28,061	$ 293,380	$ 726,745	$ 134,078	$ 1,352,045	$ 13,099	$ 2,427
$ —	$ 2,191,798	$ 5,897,260	$ 320,645	$ 5,025,659	$ —	$ 1,049,558
$ —	$ —	$ —	$ 4,865	$ 410,057	$ —	$ —
153

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2018

	SPDR Solactive United Kingdom ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$10,417,981	$31,326,483	$437,406,958	$206,338,833
Investments in affiliated issuers, at value	19,148	324,340	4,909,168	19,181,846
Total Investments	10,437,129	31,650,823	442,316,126	225,520,679
Foreign currency, at value	29,636	62,256	595,155	261,262
Cash	—	25	—	—
Receivable for investments sold	—	—	9,866,842	—
Dividends receivable — unaffiliated issuers	23,699	52,773	781,818	706,856
Dividends receivable — affiliated issuers	26	34	3,479	543
Securities lending income receivable — unaffiliated issuers	7	51	18,254	4,212
Securities lending income receivable — affiliated issuers	—	100	8,694	26,809
Receivable from Adviser	278	—	—	—
Receivable for foreign taxes recoverable	480	8,409	—	78,579
TOTAL ASSETS	10,491,255	31,774,471	453,590,368	226,598,940
LIABILITIES
Due to custodian	—	—	476,864	—
Payable upon return of securities loaned	—	298,707	4,909,168	19,113,339
Payable for investments purchased	—	—	—	—
Payable for fund shares repurchased	—	—	9,731,184	—
Deferred foreign taxes payable	—	—	376,496	—
Advisory fee payable	2,177	7,702	186,961	68,311
Accrued expenses and other liabilities	—	—	6,584	—
TOTAL LIABILITIES	2,177	306,409	15,687,257	19,181,650
NET ASSETS	$10,489,078	$31,468,062	$437,903,111	$207,417,290
NET ASSETS CONSIST OF:
Paid-in Capital	$11,839,057	$28,877,230	$448,321,635	$219,111,092
Total distributable earnings (loss)**	$ (1,349,979)	$ 2,590,832	$ (10,418,524)	$ (11,693,802)
NET ASSETS	$10,489,078	$31,468,062	$437,903,111	$207,417,290
NET ASSET VALUE PER SHARE
Net asset value per share	$ 52.45	$ 78.67	$ 97.31	$ 68.01
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	400,000	4,500,000	3,050,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,803,605	$28,621,330	$386,572,167	$209,844,455
Investments in affiliated issuers	19,148	325,342	4,909,168	19,181,846
Total cost of investments	$10,822,753	$28,946,672	$391,481,335	$229,026,301
Foreign currency, at cost	$ 29,685	$ 62,764	$ 595,088	$ 263,063
* Includes investments in securities on loan, at value	$ 6,516	$ 548,391	$ 21,816,368	$ 30,051,565
** Includes deferred foreign taxes	$ —	$ —	$ 376,510	$ —
See accompanying notes to financial statements.
154

SPDR S&P Global Infrastructure ETF	SPDR Solactive Hong Kong ETF

$252,036,259	$6,068,275
5,800,182	4,358
257,836,441	6,072,633
358,454	6,406
7	—
17,463,027	—
449,408	1,866
949	2
1,682	—
1,414	—
—	120
32,880	—
276,144,262	6,081,027

—	—
4,976,109	—
18,876,785	—
—	—
—	—
82,131	399
—	—
23,935,025	399
$252,209,237	$6,080,628

$274,061,204	$6,008,356
$ (21,851,967)	$ 72,272
$252,209,237	$6,080,628

$ 48.50	$ 60.81
5,200,000	100,000

$250,201,938	$5,997,648
5,800,182	4,358
$256,002,120	$6,002,006
$ 358,590	$ 6,422
$ 13,027,350	$ —
$ —	$ —
155

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2018

	SPDR EURO STOXX Small Cap ETF	SPDR MSCI ACWI IMI ETF	SPDR MSCI ACWI Low Carbon Target ETF	SPDR Solactive Canada ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,066,963	$2,484,278	$ 3,889,829	$ 1,117,832
Dividend income — affiliated issuers	94	5,439	5,188	320
Unaffiliated securities lending income	3,921	7,851	6,186	4,891
Affiliated securities lending income	13,591	21,172	16,378	3,936
Foreign taxes withheld	(137,708)	(139,778)	(226,569)	(166,818)
TOTAL INVESTMENT INCOME (LOSS)	946,861	2,378,962	3,691,012	960,161
EXPENSES
Advisory fee	157,717	246,288	467,488	116,931
Trustees’ fees and expenses	554	1,783	2,818	763
Miscellaneous expenses	1,468	195	185	2
TOTAL EXPENSES	159,739	248,266	470,491	117,696
Expenses waived/reimbursed by the Adviser	—	—	(158,647)	(573)
NET EXPENSES	159,739	248,266	311,844	117,123
NET INVESTMENT INCOME (LOSS)	787,122	2,130,696	3,379,168	843,038
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	493,608	(906,916)	(765,695)	(452,497)
Investments — affiliated issuers	—	—	6,070	—
In-kind redemptions — unaffiliated issuers	1,158,207	—	—	5,395,207
Foreign currency transactions	(14,153)	(22,955)	(53,922)	(2,991)
Futures contracts	—	—	—	—
Net realized gain (loss)	1,637,662	(929,871)	(813,547)	4,939,719
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(3,910,346)	8,408,617	11,336,369	(4,990,684)
Investments — affiliated issuers	—	(16,247)	(20,722)	—
Foreign currency translations	(2,116)	(1,073)	(558)	2,286
Futures contracts	—	—	—	—
Net change in unrealized appreciation/depreciation	(3,912,462)	8,391,297	11,315,089	(4,988,398)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,274,800)	7,461,426	10,501,542	(48,679)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,487,678)	$9,592,122	$13,880,710	$ 794,359
* Includes foreign capital gain taxes	$ —	$ (1,365)	$ (1)	$ —
** Includes foreign deferred taxes	$ —	$ (6,714)	$ 4,068	$ —
See accompanying notes to financial statements.
156

SPDR MSCI China A Shares IMI ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR Solactive Germany ETF	SPDR Solactive Japan ETF

47,375	$ 2,161,435	$ 8,136,433	$ 647,954	$ 8,318,834	$ 309,946	$ 456,247
171	738	3,037	9,703	6,303	130	200
—	3,219	13,583	3,128	18,905	28	822
—	16,518	49,959	2,343	28,283	—	1,759
(4,761)	(200,088)	(670,558)	(85,499)	(968,486)	(41,625)	(45,586)
42,785	1,981,822	7,532,454	577,629	7,403,839	268,479	413,442

17,057	189,667	712,743	71,913	809,822	38,794	56,033
23	1,035	4,177	414	4,877	278	339
637	32	2,136	906	20	49	1
17,717	190,734	719,056	73,233	814,719	39,121	56,373
—	(64,257)	—	—	—	(200)	(387)
17,717	126,477	719,056	73,233	814,719	38,921	55,986
25,068	1,855,345	6,813,398	504,396	6,589,120	229,558	357,456

(429,506)	(249,454)	(628,046)	(523,589)	(5,703,398)	(158,704)	(956,094)
—	—	—	—	—	—	—
—	731,614	11,536,535	—	6,179,982	2,475,406	2,428,502
(1,360)	(13,268)	(94,876)	4,543	(325,972)	(552)	(6,139)
—	—	—	64,456	—	—	—
(430,866)	468,892	10,813,613	(454,590)	150,612	2,316,150	1,466,269

(184,123)	(2,211,858)	(11,624,965)	(1,197,814)	(13,468,929)	(2,001,282)	(1,092,626)
—	—	—	—	—	—	—
(222)	(1,691)	(9,715)	835	10,658	(3,019)	(147)
—	—	—	16,138	—	—	—
(184,345)	(2,213,549)	(11,634,680)	(1,180,841)	(13,458,271)	(2,004,301)	(1,092,773)
(615,211)	(1,744,657)	(821,067)	(1,635,431)	(13,307,659)	311,849	373,496
$(590,143)	$ 110,688	$ 5,992,331	$(1,131,035)	$ (6,718,539)	$ 541,407	$ 730,952
$ —	$ —	$ —	$ —	$ (47)	$ —	$ —
$ —	$ —	$ —	$ (4,865)	$ (332,298)	$ —	$ —
157

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2018

	SPDR Solactive United Kingdom ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 555,813	$ 718,891	$ 12,494,223	$ 8,894,205
Dividend income — affiliated issuers	138	726	17,844	4,074
Unaffiliated securities lending income	19	805	185,169	47,423
Affiliated securities lending income	337	2,365	173,056	246,930
Foreign taxes withheld	(4,509)	(36,812)	(1,454,595)	(725,505)
TOTAL INVESTMENT INCOME (LOSS)	551,798	685,975	11,415,697	8,467,127
EXPENSES
Advisory fee	35,001	84,595	2,378,699	749,380
Trustees’ fees and expenses	216	532	8,254	3,334
Miscellaneous expenses	20	73	16	3,047
TOTAL EXPENSES	35,237	85,200	2,386,969	755,761
Expenses waived/reimbursed by the Adviser	(278)	—	—	—
NET EXPENSES	34,959	85,200	2,386,969	755,761
NET INVESTMENT INCOME (LOSS)	516,839	600,775	9,028,728	7,711,366
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(572,307)	(374,913)	(1,670,599)	(3,769,197)
Investments — affiliated issuers	—	1,725	—	—
In-kind redemptions — unaffiliated issuers	685,547	1,712,790	7,253,479	16,127,914
Foreign currency transactions	(12,813)	(1,808)	(184,314)	(67,598)
Net realized gain (loss)	100,427	1,337,794	5,398,566	12,291,119
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(315,055)	900,713	(16,725,731)	(12,886,704)
Investments — affiliated issuers	—	(2,803)	—	—
Foreign currency translations	(514)	(924)	(700)	878
Net change in unrealized appreciation/depreciation	(315,569)	896,986	(16,726,431)	(12,885,826)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(215,142)	2,234,780	(11,327,865)	(594,707)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 301,697	$2,835,555	$ (2,299,137)	$ 7,116,659
* Includes foreign capital gain taxes	$ —	$ —	$ (352)	$ —
** Includes foreign deferred taxes	$ —	$ —	$ (233,745)	$ —
See accompanying notes to financial statements.
158

SPDR S&P Global Infrastructure ETF	SPDR Solactive Hong Kong ETF ***

8,991,371	1,871
6,230	2
10,277	—
54,142	—
(614,336)	—
8,447,684	1,873

840,978	399
3,698	—
11,724	—
856,400	399
—	(120)
856,400	279
7,591,284	1,594

(5,481,101)	183
—	—
1,281,487	—
(247,485)	(111)
(4,447,099)	72

(11,197,531)	70,627
—	—
(711)	(21)
(11,198,242)	70,606
(15,645,341)	70,678
$ (8,054,057)	$72,272
$ —	$ —
$ —	$ —
***For the period from September 18, 2018 (inception date) through September 30, 2018.
159

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX Small Cap ETF		SPDR MSCI ACWI IMI ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 787,122	$ 237,931	$ 2,130,696	$ 1,928,550
Net realized gain (loss)	1,637,662	515,016	(929,871)	3,826,936
Net change in unrealized appreciation/depreciation	(3,912,462)	3,288,061	8,391,297	9,476,943
Net increase (decrease) in net assets resulting from operations	(1,487,678)	4,041,008	9,592,122	15,232,429
Net equalization credits and charges	(10,680)	1,847	—	—
Distributions to shareholders	(716,377)	(243,975)(a)	(2,168,172)	(1,770,932)(b)
Return of capital	—	—	—	—
Total Distributions to shareholders	(716,377)	(243,975)	(2,168,172)	(1,770,932)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	22,456,335	3,117,605	7,697,588	26,144,694
Cost of shares redeemed	(9,121,521)	—	—	(14,167,487)
Net income equalization	10,680	(1,847)	—	—
Other capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	13,345,494	3,115,758	7,697,588	11,977,207
Net increase (decrease) in net assets during the period	11,130,759	6,914,638	15,121,538	25,438,704
Net assets at beginning of period	18,768,595	11,853,957	90,321,334	64,882,630
NET ASSETS AT END OF PERIOD	$29,899,354	$18,768,595(f)	$105,442,872	$90,321,334(g)
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	50,000	100,000	400,000
Shares redeemed	(150,000)	—	—	(200,000)
Net increase (decrease)	200,000	50,000	100,000	200,000

(a)	For the period ended September 30, 2017, the distributions to shareholders was $243,975 from net investment income. See Note 12 on the notes to financial statements.
(b)	For the period ended September 30, 2017, the distributions to shareholders was $1,770,932 from net investment income. See Note 12 on the notes to financial statements.
(c)	For the period ended September 30, 2017, the distributions to shareholders was $2,915,464 from net investment income. See Note 12 on the notes to financial statements.
(d)	For the period ended September 30, 2017, the distributions to shareholders was $529,524 from net investment income. See Note 12 on the notes to financial statements.
(e)	For the period ended September 30, 2017, the distributions to shareholders was $12,958 from net investment income. See Note 12 on the notes to financial statements.
(f)	Undistributed (distributions in excess of) net investment income amounted to $39,536 at September 30, 2017. See Note 12 on the notes to financial statements.
(g)	Undistributed (distributions in excess of) net investment income amounted to $837,631 at September 30, 2017. See Note 12 on the notes to financial statements.
(h)	Undistributed (distributions in excess of) net investment income amounted to $542,293 at September 30, 2017. See Note 12 on the notes to financial statements.
(i)	Undistributed (distributions in excess of) net investment income amounted to $167,770 at September 30, 2017. See Note 12 on the notes to financial statements.
(j)	Undistributed (distributions in excess of) net investment income amounted to $0 at September 30, 2017. See Note 12 on the notes to financial statements.
See accompanying notes to financial statements.
160

SPDR MSCI ACWI Low Carbon Target ETF		SPDR Solactive Canada ETF		SPDR MSCI China A Shares IMI ETF
Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17

$ 3,379,168	$ 2,942,232	$ 843,038	$ 602,610	$ 25,068	$ 13,085
(813,547)	(99,729)	4,939,719	(252,542)	(430,866)	(25,119)
11,315,089	19,444,957	(4,988,398)	4,182,781	(184,345)	242,801
13,880,710	22,287,460	794,359	4,532,849	(590,143)	230,767
10,352	276,534	(89,603)	48,731	4,087	—
(3,105,868)	(2,915,464)(c)	(809,694)	(529,524)(d)	—	(12,958)(e)
—	—	—	—	—	(7,669)
(3,105,868)	(2,915,464)	(809,694)	(529,524)	—	(20,627)

8,953,370	30,178,050	11,903,961	16,319,215	2,878,344	—
—	—	(26,903,484)	—	(1,833,838)	—
(10,352)	(276,534)	89,603	(48,731)	(4,087)	—
—	—	—	—	13,614	—
8,943,018	29,901,516	(14,909,920)	16,270,484	1,054,033	—
19,728,212	49,550,046	(15,014,858)	20,322,540	467,977	210,140
146,233,520	96,683,474	38,752,738	18,430,198	2,357,333	2,147,193
$165,961,732	$146,233,520(h)	$ 23,737,880	$38,752,738(i)	$ 2,825,310	$2,357,333(j)

100,000	400,000	200,000	300,000	150,000	—
—	—	(450,000)	—	(100,000)	—
100,000	400,000	(250,000)	300,000	50,000	—
161

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
	Year Ended 9/30/18	For the Period October 24, 2016 * - 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,855,345	$ 886,180	$ 6,813,398	$ 3,428,424
Net realized gain (loss)	468,892	180,696	10,813,613	3,033
Net change in unrealized appreciation/depreciation	(2,213,549)	5,284,333	(11,634,680)	19,736,059
Net increase (decrease) in net assets resulting from operations	110,688	6,351,209	5,992,331	23,167,516
Net equalization credits and charges	33,414	10,704	—	—
Distributions to shareholders	(1,651,338)	(803,032)(k)	(5,556,394)	(2,367,462)(l)
Total Distributions to shareholders	(1,651,338)	(803,032)	(5,556,394)	(2,367,462)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	36,052,585	40,431,724	124,526,183	163,529,104
Cost of shares redeemed	(3,554,531)	—	(51,668,047)	—
Net income equalization	(33,414)	(10,704)	—	—
Other capital	—	—	2,733	—
Net increase (decrease) in net assets from beneficial interest transactions	32,464,640	40,421,020	72,860,869	163,529,104
Net increase (decrease) in net assets during the period	30,957,404	45,979,901	73,296,806	184,329,158
Net assets at beginning of period	45,979,901	—	192,644,053	8,314,895
NET ASSETS AT END OF PERIOD	$76,937,305	$45,979,901(p)	$265,940,859	$192,644,053(q)
SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	650,000	1,900,000	2,900,000
Shares redeemed	(50,000)	—	(800,000)	—
Net increase (decrease)	450,000	650,000	1,100,000	2,900,000

*	Inception date.
(k)	For the period ended September 30, 2017, the distributions to shareholders was $803,032 from net investment income. See Note 12 on the notes to financial statements.
(l)	For the period ended September 30, 2017, the distributions to shareholders was $2,367,462 from net investment income. See Note 12 on the notes to financial statements.
(m)	For the period ended September 30, 2017, the distributions to shareholders was $231,170 from net investment income. See Note 12 on the notes to financial statements.
(n)	For the period ended September 30, 2017, the distributions to shareholders was $2,754,029 from net investment income. See Note 12 on the notes to financial statements.
(o)	For the period ended September 30, 2017, the distributions to shareholders was $389,383 from net investment income. See Note 12 on the notes to financial statements.
(p)	Undistributed (distributions in excess of) net investment income amounted to $91,937 at September 30, 2017. See Note 12 on the notes to financial statements.
(q)	Undistributed (distributions in excess of) net investment income amounted to $1,154,134 at September 30, 2017. See Note 12 on the notes to financial statements.
(r)	Undistributed (distributions in excess of) net investment income amounted to $(23,946) at September 30, 2017. See Note 12 on the notes to financial statements.
(s)	Undistributed (distributions in excess of) net investment income amounted to $2,413,893 at September 30, 2017. See Note 12 on the notes to financial statements.
(t)	Undistributed (distributions in excess of) net investment income amounted to $0 at September 30, 2017. See Note 12 on the notes to financial statements.
See accompanying notes to financial statements.
162

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF		SPDR Solactive Germany ETF
Year Ended 9/30/18	For the Period October 24, 2016 * - 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17

$ 504,396	$ 211,804	$ 6,589,120	$ 4,025,325	$ 229,558	$ 283,624
(454,590)	92,836	150,612	(753,946)	2,316,150	(626,389)
(1,180,841)	1,575,752	(13,458,271)	22,801,699	(2,004,301)	1,979,796
(1,131,035)	1,880,392	(6,718,539)	26,073,078	541,407	1,637,031
88,133	26,909	—	—	(10,781)	117,483
(356,633)	(231,170)(m)	(5,284,674)	(2,754,029)(n)	(251,826)	(389,383)(o)
(356,633)	(231,170)	(5,284,674)	(2,754,029)	(251,826)	(389,383)

16,522,790	14,664,269	108,165,929	74,051,529	6,122,919	11,900,436
—	—	(43,549,399)	—	(16,255,158)	(7,261,821)
(88,133)	(26,909)	—	—	10,781	(117,483)
4,608	4,622	166,951	35,154	—	—
16,439,265	14,641,982	64,783,481	74,086,683	(10,121,458)	4,521,132
15,039,730	16,318,113	52,780,268	97,405,732	(9,842,658)	5,886,263
16,318,113	—	213,944,963	116,539,231	18,917,017	13,030,754
$31,357,843	$16,318,113(r)	$266,725,231	$213,944,963(s)	$ 9,074,359	$18,917,017(t)

250,000	250,000	1,675,000	1,350,000	100,000	200,000
—	—	(725,000)	—	(250,000)	(150,000)
250,000	250,000	950,000	1,350,000	(150,000)	50,000
163

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Solactive Japan ETF		SPDR Solactive United Kingdom ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 357,456	$ 229,671	$ 516,839	$ 239,185
Net realized gain (loss)	1,466,269	782,617	100,427	125,843
Net change in unrealized appreciation/depreciation	(1,092,773)	587,322	(315,569)	400,819
Net increase (decrease) in net assets resulting from operations	730,952	1,599,610	301,697	765,847
Net equalization credits and charges	(13,547)	(1,004)	61,130	124,450
Distributions to shareholders	(324,635)	(216,441)(u)	(488,238)	(329,690)(v)
Total Distributions to shareholders	(324,635)	(216,441)	(488,238)	(329,690)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	24,019,758	6,962,943	18,744,529	10,254,196
Cost of shares redeemed	(23,276,759)	(6,935,724)	(13,367,633)	(7,804,799)
Net income equalization	13,547	1,004	(61,130)	(124,450)
Other capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	756,546	28,223	5,315,766	2,324,947
Net increase (decrease) in net assets during the period	1,149,316	1,410,388	5,190,355	2,885,554
Net assets at beginning of period	14,897,155	13,486,767	5,298,723	2,413,169
NET ASSETS AT END OF PERIOD	$ 16,046,471	$14,897,155(z)	$ 10,489,078	$5,298,723(aa)
SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	100,000	350,000	200,000
Shares redeemed	(300,000)	(100,000)	(250,000)	(150,000)
Net increase (decrease)	—	—	100,000	50,000

(u)	For the period ended September 30, 2017, the distributions to shareholders was $216,441 from net investment income. See Note 12 on the notes to financial statements.
(v)	For the period ended September 30, 2017, the distributions to shareholders was $329,690 from net investment income. See Note 12 on the notes to financial statements.
(w)	For the period ended September 30, 2017, the distributions to shareholders was $400,647 from net investment income. See Note 12 on the notes to financial statements.
(x)	For the period ended September 30, 2017, the distributions to shareholders was $7,047,374 from net investment income. See Note 12 on the notes to financial statements.
(y)	For the period ended September 30, 2017, the distributions to shareholders was $4,751,992 from net investment income. See Note 12 on the notes to financial statements.
(z)	Undistributed (distributions in excess of) net investment income amounted to $102,102 at September 30, 2017. See Note 12 on the notes to financial statements.
(aa)	Undistributed (distributions in excess of) net investment income amounted to $(4,993) at September 30, 2017. See Note 12 on the notes to financial statements.
(ab)	Undistributed (distributions in excess of) net investment income amounted to $164,753 at September 30, 2017. See Note 12 on the notes to financial statements.
(ac)	Undistributed (distributions in excess of) net investment income amounted to $3,688,117 for the period ended September 30, 2017. See Note 12 on the notes to financial statements.
(ad)	Undistributed (distributions in excess of) net investment income amounted to $104,420 at September 30, 2017. See Note 12 on the notes to financial statements.
See accompanying notes to financial statements.
164

SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Global Dividend ETF
Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/18	Year Ended 9/30/17

$ 600,775	$ 523,246	$ 9,028,728	$ 6,803,975	$ 7,711,366	$ 4,815,094
1,337,794	1,695,548	5,398,566	(2,099,858)	12,291,119	2,573,035
896,986	1,458,613	(16,726,431)	66,181,801	(12,885,826)	7,158,254
2,835,555	3,677,407	(2,299,137)	70,885,918	7,116,659	14,546,383
—	—	—	—	151,319	194,504
(617,481)	(400,647)(w)	(8,629,436)	(7,047,374)(x)	(6,810,482)	(4,751,992)(y)
(617,481)	(400,647)	(8,629,436)	(7,047,374)	(6,810,482)	(4,751,992)

15,149,291	19,119,111	74,204,656	29,445,089	110,524,336	57,947,434
(7,504,842)	(7,165,424)	(39,087,690)	(15,502,785)	(69,138,491)	(6,314,476)
—	—	—	—	(151,319)	(194,504)
—	—	61,962	13,499	93	—
7,644,449	11,953,687	35,178,928	13,955,803	41,234,619	51,438,454
9,862,523	15,230,447	24,250,355	77,794,347	41,692,115	61,427,349
21,605,539	6,375,092	413,652,756	335,858,409	165,725,175	104,297,826
$31,468,062	$21,605,539(ab)	$437,903,111	$413,652,756(ac)	$207,417,290	$165,725,175(ad)

200,000	300,000	700,000	300,000	1,550,000	900,000
(100,000)	(100,000)	(400,000)	(200,000)	(950,000)	(100,000)
100,000	200,000	300,000	100,000	600,000	800,000
165

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Global Infrastructure ETF
	Year Ended 9/30/18	Year Ended 9/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,591,284	$ 4,524,990
Net realized gain (loss)	(4,447,099)	(420,266)
Net change in unrealized appreciation/depreciation	(11,198,242)	13,120,650
Net increase (decrease) in net assets resulting from operations	(8,054,057)	17,225,374
Distributions to shareholders	(6,140,614)	(3,938,322)(ae)
Total Distributions to shareholders	(6,140,614)	(3,938,322)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	90,329,739	91,715,714
Cost of shares redeemed	(5,306,625)	(9,475,992)
Other capital	3,844	—
Net increase (decrease) in net assets from beneficial interest transactions	85,026,958	82,239,722
Net increase (decrease) in net assets during the period	70,832,287	95,526,774
Net assets at beginning of period	181,376,950	85,850,176
NET ASSETS AT END OF PERIOD	$252,209,237	$181,376,950(af)
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,800,000	1,900,000
Shares redeemed	(100,000)	(200,000)
Net increase (decrease)	1,700,000	1,700,000

*	Inception date.
(ae)	For the period ended September 30, 2017, the distributions to shareholders was $3,938,322 from net investment income. See Note 12 on the notes to financial statements.
(af)	Undistributed (distributions in excess of) net investment income amounted to $1,416,548 for the period ended September 30, 2017. See Note 12 on the notes to financial statements.
See accompanying notes to financial statements.
166

SPDR Solactive Hong Kong ETF
For the Period 9/18/18* - 9/30/18

$ 1,594
72
70,606
72,272
—
—

6,000,000
—
8,356
6,008,356
6,080,628
—
$6,080,628

100,000
—
100,000
167

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX Small Cap ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$ 62.56	$ 47.42	$ 46.83	$ 50.65	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.41	0.94	1.00	1.18	0.16
Net realized and unrealized gain (loss) (b)	(3.00)	15.17	0.43	(4.00)	(9.47)
Total from investment operations	(1.59)	16.11	1.43	(2.82)	(9.31)
Net equalization credits and charges (a)	(0.02)	0.01	(0.04)	0.40	—
Voluntary contribution from Adviser	—	—	—	—	0.07
Distributions to shareholders from:
Net investment income	(1.15)	(0.98)	(0.80)	(1.40)	(0.11)
Net asset value, end of period	$ 59.80	$ 62.56	$ 47.42	$ 46.83	$ 50.65
Total return (c)	(2.59)%	34.30%	3.14%	(4.97)%	(15.43)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,899	$18,769	$11,854	$11,708	$ 7,598
Ratios to average net assets:
Total expenses	0.46%	0.45%	0.45%	0.46%	0.45%(e)
Net investment income (loss)	2.25%	1.79%	2.13%	2.33%	0.89%(e)
Portfolio turnover rate (f)	61%	40%	53%	46%	30%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended September 30, 2014, the total return would have been (15.54)%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
168

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI IMI ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 75.27	$ 64.88	$ 58.64	$ 63.82	$ 58.20
Income (loss) from investment operations:
Net investment income (loss) (a)	1.71	1.55	1.53	1.74	1.48
Net realized and unrealized gain (loss) (b)	5.89	10.34	6.12	(5.17)	5.39
Total from investment operations	7.60	11.89	7.65	(3.43)	6.87
Distributions to shareholders from:
Net investment income	(1.76)	(1.50)	(1.41)	(1.75)	(1.21)
Net realized gains	—	—	—	(0.00)(c)	(0.04)
Total distributions	(1.76)	(1.50)	(1.41)	(1.75)	(1.25)
Net asset value, end of period	$ 81.11	$ 75.27	$ 64.88	$ 58.64	$ 63.82
Total return (d)	10.17%	18.58%	13.20%	(5.61)%	11.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$105,443	$90,321	$64,883	$35,186	$57,434
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.16%	2.25%	2.48%	2.70%	2.31%
Portfolio turnover rate (e)	4%	2%	2%	3%	0%(f)

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount is less than 0.5%.
See accompanying notes to financial statements.
169

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	For the Period 11/26/14* - 9/30/15
Net asset value, beginning of period	$ 86.02	$ 74.37	$ 67.90	$ 75.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.96	1.82	1.69	1.53
Net realized and unrealized gain (loss) (b)	6.04	11.37	6.47	(7.64)
Total from investment operations	8.00	13.19	8.16	(6.11)
Net equalization credits and charges (a)	0.01	0.17	0.02	0.03
Distributions to shareholders from:
Net investment income	(1.83)	(1.71)	(1.66)	(1.02)
Net realized gains	—	—	(0.05)	—
Total distributions	(1.83)	(1.71)	(1.71)	(1.02)
Net asset value, end of period	$ 92.20	$ 86.02	$ 74.37	$ 67.90
Total return (c)	9.36%	18.16%	12.22%	(8.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$165,962	$146,234	$96,683	$81,474
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%(d)
Net expenses	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	2.17%	2.28%	2.38%	2.42%(d)
Portfolio turnover rate (e)	17%	12%	12%	4%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
170

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Canada ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$ 59.62	$ 52.66	$ 46.60	$ 59.82	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	1.17	1.13	1.18	0.39
Net realized and unrealized gain (loss) (b)	(0.21)	6.80	5.90	(13.19)	(0.55)
Total from investment operations	1.07	7.97	7.03	(12.01)	(0.16)
Net equalization credits and charges (a)	(0.14)	0.09	0.11	0.40	—
Distributions to shareholders from:
Net investment income	(1.21)	(1.10)	(1.08)	(1.61)	(0.02)
Net asset value, end of period	$ 59.34	$ 59.62	$ 52.66	$ 46.60	$59.82
Total return (c)	1.54%	15.52%	15.62%	(19.84)%	(0.26)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,738	$38,753	$18,430	$ 9,319	$2,991
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%(d)
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%(d)
Net investment income (loss)	2.15%	2.11%	2.30%	2.21%	2.06%(d)
Portfolio turnover rate (e)	29%	17%	21%	15%	2%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
171

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI China A Shares IMI ETF
	Year Ended 9/30/18	Year Ended 9/30/17	For the Period 10/29/15* - 9/30/16
Net asset value, beginning of period	$ 23.57	$21.47	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.13	0.15
Net realized and unrealized gain (loss) (b)	(5.08)	2.18	(3.43)
Total from investment operations	(4.87)	2.31	(3.28)
Net equalization credits and charges (a)	0.03	—	—
Other capital	0.11	—	0.06
Distributions to shareholders from:
Net investment income	—	(0.13)	(0.31)
Return of Capital	—	(0.08)	—
Total distributions	—	(0.21)	(0.31)
Net asset value, end of period	$ 18.84	$23.57	$ 21.47
Total return (c)	(20.13)%	10.82%	(12.92)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 2,825	$2,357	$ 2,147
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.66%(d)
Net investment income (loss)	0.96%	0.60%	0.74%(d)
Portfolio turnover rate (e)	84%	1%	14%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
172

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Year Ended 9/30/18	For the Period 10/25/16* - 9/30/17
Net asset value, beginning of period	$ 70.74	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	2.10	1.72
Net realized and unrealized gain (loss) (b)	(1.07)	10.56
Total from investment operations	1.03	12.28
Net equalization credits and charges (a)	0.04	0.02
Distributions to shareholders from:
Net investment income	(1.62)	(1.56)
Net realized gains	(0.25)	—
Total distributions	(1.87)	(1.56)
Net asset value, end of period	$ 69.94	$ 70.74
Total return (c)	1.48%	20.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$76,937	$45,980
Ratios to average net assets:
Total expenses	0.30%	0.30%(d)
Net expenses	0.20%	0.20%(d)
Net investment income (loss)	2.93%	2.83%(d)
Portfolio turnover rate (e)	5%	9%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
173

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$ 63.16	$ 55.43	$52.68	$57.28	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.85	1.90	1.56	1.60	0.45
Net realized and unrealized gain (loss) (b)	0.64	6.86	2.70	(4.56)	(3.14)
Total from investment operations	2.49	8.76	4.26	(2.96)	(2.69)
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.57)	(1.03)	(1.51)	(1.64)	(0.03)
Net realized gains	—	—	—	(0.00)(c)	—
Total distributions	(1.57)	(1.03)	(1.51)	(1.64)	(0.03)
Net asset value, end of period	$ 64.08	$ 63.16	$55.43	$52.68	$57.28
Total return (d)	3.95%	15.92%	8.21%	(5.34)%	(4.48)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$265,941	$192,644	$8,315	$5,268	$5,728
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%(e)
Net investment income (loss)	2.87%	3.20%	2.89%	2.80%	2.35%(e)
Portfolio turnover rate (f)	6%	9%	20%	14%	0%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.
(h)	Not annualized.
See accompanying notes to financial statements.
174

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Year Ended 9/30/18	For the Period 10/25/16* - 9/30/17
Net asset value, beginning of period	$ 65.27	$ 55.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.42	1.38
Net realized and unrealized gain (loss) (b)	(3.17)	9.81
Total from investment operations	(1.75)	11.19
Net equalization credits and charges (a)	0.25	0.17
Other capital	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.62)	(1.12)
Net realized gains	(0.44)	—
Total distributions	(1.06)	(1.12)
Net asset value, end of period	$ 62.72	$ 65.27
Total return (c)	(2.41)%	21.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,358	$16,318
Ratios to average net assets:
Total expenses	0.30%	0.30%(d)
Net investment income (loss)	2.10%	2.44%(d)
Portfolio turnover rate (e)	8%	2%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
175

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$ 60.69	$ 53.58	$ 47.58	$ 59.59	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.53	1.40	1.27	1.58	0.77
Net realized and unrealized gain (loss) (b)	(1.35)	6.69	5.69	(12.48)	(1.23)
Total from investment operations	0.18	8.09	6.96	(10.90)	(0.46)
Other capital	0.04	0.01	0.05	0.20	0.06
Distributions to shareholders from:
Net investment income	(1.31)	(0.99)	(1.01)	(1.31)	(0.01)
Net realized gains	—	—	—	(0.00)(c)	—
Total distributions	(1.31)	(0.99)	(1.01)	(1.31)	(0.01)
Net asset value, end of period	$ 59.60	$ 60.69	$ 53.58	$ 47.58	$59.59
Total return (d)	0.23%	15.39%	15.00%	(18.29)%	(0.65)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$266,725	$213,945	$116,539	$71,371	$5,959
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.31%(e)
Net investment income (loss)	2.44%	2.50%	2.59%	2.82%	3.85%(e)
Portfolio turnover rate (f)	30%	17%	34%	23%	0%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.
(h)	Not annualized.
See accompanying notes to financial statements.
176

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Germany ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$63.06	$ 52.12	$ 48.44	$53.58	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	1.39(b)	1.20	1.24	0.02(c)
Net realized and unrealized gain (loss) (d)	(2.06)	10.33	3.33	(5.39)	(6.44)
Total from investment operations	(0.93)	11.72	4.53	(4.15)	(6.42)
Net equalization credits and charges (a)	(0.05)	0.58	0.20	0.18	—
Distributions to shareholders from:
Net investment income	(1.58)	(1.36)	(1.05)	(1.17)	(0.00)(e)
Net asset value, end of period	$60.50	$ 63.06	$ 52.12	$48.44	$ 53.58
Total return (f)	(1.64)%	23.78%(b)	9.99%	(7.64)%	(10.70)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,074	$18,917	$13,031	$9,688	$ 5,358
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%(g)
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%(g)
Net investment income (loss)	1.76%	2.44%(b)	2.37%	2.26%	0.11%(c)(g)
Portfolio turnover rate (h)	28%	19%	27%	18%	1%(i)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.29 per share and 0.50% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 23.40%.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.02 per share and 0.04% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (10.73)%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
177

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive Japan ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$ 74.49	$ 67.43	$ 59.76	$ 60.46	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.50	1.16	0.95	0.88	0.41
Net realized and unrealized gain (loss) (b)	5.63	6.99	7.42	(0.97)	0.05
Total from investment operations	7.13	8.15	8.37	(0.09)	0.46
Net equalization credits and charges (a)	(0.06)	(0.01)	0.27	0.24	—
Distributions to shareholders from:
Net investment income	(1.33)	(1.08)	(0.96)	(0.84)	—
Net realized gains	—	—	(0.01)	(0.01)	—
Total distributions	(1.33)	(1.08)	(0.97)	(0.85)	—
Net asset value, end of period	$ 80.23	$ 74.49	$ 67.43	$ 59.76	$60.46
Total return (c)	9.52%	12.21%	14.55%	0.21%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,046	$14,897	$13,487	$11,951	$6,046
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%(d)
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%(d)
Net investment income (loss)	1.89%	1.67%	1.48%	1.38%	2.21%(d)
Portfolio turnover rate (e)	53%	22%	23%	23%	0%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount shown represents less than 0.5%.
(g)	Not annualized.
See accompanying notes to financial statements.
178

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Solactive United Kingdom ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/11/14* - 9/30/14
Net asset value, beginning of period	$ 52.99	$48.26	$50.14	$57.08	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	2.34	2.26	1.82	2.18	0.62(b)
Net realized and unrealized gain (loss) (c)	(1.29)	3.20	(1.77)	(7.43)	(3.53)
Total from investment operations	1.05	5.46	0.05	(5.25)	(2.91)
Net equalization credits and charges (a)	0.28	1.18	—	0.34	—
Distributions to shareholders from:
Net investment income	(1.87)	(1.91)	(1.93)	(2.03)	(0.01)
Net asset value, end of period	$ 52.45	$52.99	$48.26	$50.14	$57.08
Total return (d)	2.46%	14.13%	0.18%	(8.85)%	(4.86)%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,489	$5,299	$2,413	$2,507	$5,708
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.31%	0.30%	0.30%(e)
Net expenses	0.30%	0.30%	0.31%	0.30%	0.30%(e)
Net investment income (loss)	4.38%	4.49%	3.71%	3.90%	3.40%(b)(e)
Portfolio turnover rate (f)	50%	27%	24%	31%	0%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.10 per share and 0.18% of average net assets. If the special dividends were not received during the year ended September 30, 2014, the total return would have been (5.02)%.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.
(h)	Not annualized.
See accompanying notes to financial statements.
179

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	For the Period 6/4/14* - 9/30/14
Net asset value, beginning of period	$ 72.02	$ 63.75	$57.96	$59.95	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.61	1.58	1.40	1.35	0.37
Net realized and unrealized gain (loss) (b)	6.89	8.20	6.46	(2.04)	(0.38)
Total from investment operations	8.50	9.78	7.86	(0.69)	(0.01)
Distributions to shareholders from:
Net investment income	(1.48)	(1.51)	(1.37)	(1.30)	(0.04)
Net realized gains	(0.37)	—	(0.70)	(0.00)(c)	—
Total distributions	(1.85)	(1.51)	(2.07)	(1.30)	(0.04)
Net asset value, end of period	$ 78.67	$ 72.02	$63.75	$57.96	$59.95
Total return (d)	11.93%	15.53%	13.78%	(1.25)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,468	$21,606	$6,375	$5,796	$5,995
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%(e)
Net investment income (loss)	2.13%	2.32%	2.29%	2.18%	1.90%(e)
Portfolio turnover rate (f)	18%	12%	18%	13%	0%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount shown represents less than 0.5%.
(h)	Not annualized.
See accompanying notes to financial statements.
180

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 98.49	$ 81.92	$ 72.62	$ 83.84	$ 75.37
Income (loss) from investment operations:
Net investment income (loss) (a)	1.93	1.71	1.38	1.83	1.74
Net realized and unrealized gain (loss) (b)	(1.22)	16.67	10.81	(11.83)	7.95
Total from investment operations	0.71	18.38	12.19	(10.00)	9.69
Other capital	0.01	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.90)	(1.81)	(2.89)	(1.22)	(1.22)
Net asset value, end of period	$ 97.31	$ 98.49	$ 81.92	$ 72.62	$ 83.84
Total return (d)	0.63%	23.02%	17.24%	(12.15)%	12.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$437,903	$413,653	$335,858	$428,447	$687,494
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.53%	0.59%
Net investment income (loss)	1.86%	1.98%	1.85%	2.14%	2.17%
Portfolio turnover rate (e)	5%	4%	1%	28%	15%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
181

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 67.64	$ 63.21	$ 58.60	$ 64.89	$ 63.33
Income (loss) from investment operations:
Net investment income (loss) (a)	2.84	2.44	2.56	2.70	2.99
Net realized and unrealized gain (loss) (b)	(0.04)	4.19	4.87	(6.27)	1.32
Total from investment operations	2.80	6.63	7.43	(3.57)	4.31
Net equalization credits and charges (a)	0.06	0.10	0.08	0.39	0.06
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.49)	(2.30)	(2.61)	(2.61)	(2.81)
Net realized gains	—	—	(0.29)	(0.50)	—
Total distributions	(2.49)	(2.30)	(2.90)	(3.11)	(2.81)
Net asset value, end of period	$ 68.01	$ 67.64	$ 63.21	$ 58.60	$ 64.89
Total return (d)	4.23%	10.83%	13.16%	(5.17)%	6.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$207,417	$165,725	$104,298	$73,250	$29,200
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.12%	3.76%	4.27%	4.16%	4.46%
Portfolio turnover rate (e)	39%	47%	49%	31%	37%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
182

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Year Ended 9/30/18	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15	Year Ended 9/30/14
Net asset value, beginning of period	$ 51.82	$ 47.69	$ 43.31	$ 48.84	$ 43.51
Income (loss) from investment operations:
Net investment income (loss) (a)	1.81	1.73	1.58	1.46	1.68
Net realized and unrealized gain (loss) (b)	(3.55)	4.03	4.23	(5.62)	5.20
Total from investment operations	(1.74)	5.76	5.81	(4.16)	6.88
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.58)	(1.63)	(1.43)	(1.37)	(1.55)
Net asset value, end of period	$ 48.50	$ 51.82	$ 47.69	$ 43.31	$ 48.84
Total return (d)	(3.43)%	12.35%	13.85%	(8.77)%	15.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$252,209	$181,377	$85,850	$56,299	$112,333
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.41%
Net investment income (loss)	3.61%	3.54%	3.55%	3.03%	3.51%
Portfolio turnover rate (e)	21%	22%	21%	7%	14%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
183

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Solactive Hong Kong ETF
For the Period 9/19/18* - 9/30/18
Net asset value, beginning of period	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss) (b)	0.69
Total from investment operations	0.71
Other capital	0.10
Net asset value, end of period	$60.81
Total return (c)	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,081
Ratios to average net assets:
Total expenses	0.20%(d)
Net expenses	0.14%(d)
Net investment income (loss)	0.80%(d)
Portfolio turnover rate (e)	0%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for period of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount is less than 0.5%.
(g)	Not annualized.
See accompanying notes to financial statements.
184

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2018, the Trust consists of thirty-one (31) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI IMI ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF(formerly, SPDR MSCI Canada StrategicFactors ETF)
SPDR MSCI China A Shares IMI ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR Solactive Germany ETF(formerly, SPDR MSCI Germany StrategicFactors ETF)
SPDR Solactive Japan ETF(formerly, SPDR MSCI Japan StrategicFactors ETF)
SPDR Solactive United Kingdom ETF(formerly, SPDR MSCI United Kingdom StrategicFactors ETF)
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR Solactive Hong Kong ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
The SPDR Solactive Hong Kong ETF was formed on September 18, 2018 and commenced operations on September 19, 2018.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing
185

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The SPDR MSCI China A Shares IMI ETF had transfers of securities from Level 1 to Level 2 during the period ended September 30, 2018 in the amounts of $65,729. At September 30, 2018, these investments were valued using alternative valuation procedures under the valuation policy and procedures adopted by the Board. At September 30, 2017, these investments were valued at exchange closing prices in accordance with the Fund’s valuation policy.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
186

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended September 30, 2018:
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI China A Shares IMI ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
SPDR Solactive United Kingdom ETF
SPDR S&P Global Dividend ETF
Distributions
The following Funds declares and distributes from net investment income, if any, to its shareholders quarterly:
SPDR S&P Global Dividend ETF
187

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

The following Funds declare and distribute from net investment income, if any, to its shareholders semi-annually:
SPDR EURO STOXX Small Cap ETF
SPDR MSCI ACWI IMI ETF
SPDR MSCI ACWI Low Carbon Target ETF
SPDR Solactive Canada ETF
SPDR MSCI China A Shares IMI ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR Solactive Germany ETF
SPDR Solactive Japan ETF
SPDR Solactive United Kingdom ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Infrastructure ETF
SPDR Solactive Hong Kong ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2018, the following Fund entered into futures contracts for return enhancement, hedging and exposing cash reserves to markets. The Fund held no futures contracts as of September 30, 2018.
Funds	Strategies
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Return enhancement, hedging and exposing cash reserves to markets
The following tables summarize the location in the accompanying Statement of Operations, presented by primary underlying risk exposure:
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Futures Contracts	$—	$—	$—	$64,456	$—	$64,456

188

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Futures Contracts	$—	$—	$—	$16,138	$—	$16,138
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX Small Cap ETF	0.45%
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI ACWI Low Carbon Target ETF	0.30
SPDR Solactive Canada ETF	0.20 *
SPDR MSCI China A Shares IMI ETF	0.65
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR Solactive Germany ETF	0.20 *
SPDR Solactive Japan ETF	0.20 *
SPDR Solactive United Kingdom ETF	0.20 *
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
SPDR Solactive Hong Kong ETF	0.20

*	Prior to September 18, 2018, the annual rates were 0.30% for the SPDR Solactive Canada ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF and SPDR Solactive United Kingdom ETF.
The Adviser pays all expenses of each Fund other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2019.
The Adviser has contractually agreed to waive a portion of its management fee and reimburse certain expenses, until January 31, 2019, so that the net annual Fund operating expenses of the SPDR MSCI ACWI Low Carbon Target ETF and the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF will be limited to 0.20% of each Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of a Fund and, therefore, do not include a Fund’s acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any
189

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2019, the waiver may be cancelled or modified at any time. For the period ended September 30, 2018, the SPDR MSCI ACWI Low Carbon Target ETF and the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF waived $158,647 and $64,257, respectively.
Effective September 18, 2018, the Adviser has contractually agreed to waive a portion of its management fee and reimburse certain expenses, until January 31, 2020, so that the net annual Fund operating expenses of the SPDR Solactive Canada ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF and SPDR Solactive Hong Kong ETF will be limited to 0.14% of each Fund's average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement. Such fees and expenses paid by the Adviser are limited to certain direct operating expenses of a Fund and, therefore, do not include a Fund's acquired fund fees and expenses, if any. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and after January 31, 2020, the waiver may be cancelled or modified at any time. For the period ended September 30, 2018, the SPDR Solactive Canada ETF, SPDR Solactive Germany ETF, SPDR Solactive Japan ETF, SPDR Solactive United Kingdom ETF and SPDR Solactive Hong Kong ETF waived $573, $200, $387, $278 and $120, respectively.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank & Trust Company ("State Street"), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
190

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended September 30, 2018, were as follows:
	Purchases	Sales
SPDR EURO STOXX Small Cap ETF	$ 20,732,641	$21,020,807
SPDR MSCI ACWI IMI ETF	4,170,711	4,022,565
SPDR MSCI ACWI Low Carbon Target ETF	26,883,569	25,909,234
SPDR Solactive Canada ETF	11,425,047	11,105,793
SPDR MSCI China A Shares IMI ETF	3,199,407	2,156,206
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	4,762,153	3,283,502
SPDR MSCI EAFE StrategicFactors ETF	18,151,429	15,004,168
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	12,586,639	1,875,341
SPDR MSCI Emerging Markets StrategicFactors ETF	111,133,254	78,842,060
SPDR Solactive Germany ETF	3,823,615	3,762,196
SPDR Solactive Japan ETF	9,771,299	9,627,090
SPDR Solactive United Kingdom ETF	5,869,486	5,852,695
SPDR MSCI World StrategicFactors ETF	5,542,405	4,954,915
SPDR S&P Emerging Asia Pacific ETF	38,213,718	23,754,709
SPDR S&P Global Dividend ETF	77,351,121	72,355,113
SPDR S&P Global Infrastructure ETF	48,403,297	44,963,257
SPDR Solactive Hong Kong ETF	5,533,028	29,637
For the period ended September 30, 2018, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX Small Cap ETF	$ 22,315,246	$ 8,753,357	$ 1,158,207
SPDR MSCI ACWI IMI ETF	7,414,611	—	—
SPDR MSCI ACWI Low Carbon Target ETF	8,364,962	—	—
SPDR Solactive Canada ETF	11,898,107	26,928,186	5,395,207
SPDR MSCI China A Shares IMI ETF	—	—	—
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	34,534,691	3,435,131	731,614
SPDR MSCI EAFE StrategicFactors ETF	122,952,647	52,321,734	11,536,535
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	7,101,665	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	55,364,836	22,473,341	6,179,982
SPDR Solactive Germany ETF	6,118,799	16,374,938	2,475,406
SPDR Solactive Japan ETF	23,565,654	22,927,507	2,428,502
SPDR Solactive United Kingdom ETF	18,744,965	13,392,799	685,547
SPDR MSCI World StrategicFactors ETF	14,639,097	7,576,868	1,712,790
SPDR S&P Emerging Asia Pacific ETF	48,281,988	24,884,499	7,253,479
191

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Global Dividend ETF	$106,684,593	$69,705,255	$16,127,914
SPDR S&P Global Infrastructure ETF	88,505,909	5,306,994	1,281,487
SPDR Solactive Hong Kong ETF	494,074	—	—
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses , passive foreign investment company gains and losses and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the periods ended September 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX Small Cap ETF	$ 716,377	$—	$ 716,377
SPDR MSCI ACWI IMI ETF	2,168,172	—	2,168,172
SPDR MSCI ACWI Low Carbon Target ETF	3,105,868	—	3,105,868
SPDR Solactive Canada ETF	809,694	—	809,694
SPDR MSCI China A Shares IMI ETF	—	—	—
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	1,651,338	—	1,651,338
SPDR MSCI EAFE StrategicFactors ETF	5,556,394	—	5,556,394
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	356,633	—	356,633
192

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

	Ordinary Income	Long-Term Capital Gains	Total
SPDR MSCI Emerging Markets StrategicFactors ETF	$5,284,674	$—	$5,284,674
SPDR Solactive Germany ETF	251,826	—	251,826
SPDR Solactive Japan ETF	324,635	—	324,635
SPDR Solactive United Kingdom ETF	488,238	—	488,238
SPDR MSCI World StrategicFactors ETF	617,481	—	617,481
SPDR S&P Emerging Asia Pacific ETF	8,629,436	—	8,629,436
SPDR S&P Global Dividend ETF	6,810,482	—	6,810,482
SPDR S&P Global Infrastructure ETF	6,140,614	—	6,140,614
SPDR Solactive Hong Kong ETF	—	—	—
The tax character of distributions paid during the periods ended September 30, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX Small Cap ETF	$ 243,975	$ —	$ 243,975
SPDR MSCI ACWI IMI ETF	1,770,932	—	1,770,932
SPDR MSCI ACWI Low Carbon Target ETF	2,915,464	—	2,915,464
SPDR Solactive Canada ETF	529,524	—	529,524
SPDR MSCI China A Shares IMI ETF	12,958	—	12,958
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	803,032	—	803,032
SPDR MSCI EAFE StrategicFactors ETF	2,367,462	—	2,367,462
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	231,170	—	231,170
SPDR MSCI Emerging Markets StrategicFactors ETF	2,754,029	—	2,754,029
SPDR Solactive Germany ETF	389,383	—	389,383
SPDR Solactive Japan ETF	216,441	—	216,441
SPDR Solactive United Kingdom ETF	329,690	—	329,690
SPDR MSCI World StrategicFactors ETF	400,647	—	400,647
SPDR S&P Emerging Asia Pacific ETF	7,047,374	—	7,047,374
SPDR S&P Global Dividend ETF	4,751,992	—	4,751,992
SPDR S&P Global Infrastructure ETF	3,938,322	—	3,938,322
At September 30, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR EURO STOXX Small Cap ETF	$ 246,262	$ (1,843,123)	$—	$ (1,128,923)	$—	$ (2,725,784)
SPDR MSCI ACWI IMI ETF	966,701	(900,410)	—	17,461,618	—	17,527,909
SPDR MSCI ACWI Low Carbon Target ETF	1,006,478	(1,637,019)	—	32,336,917	—	31,706,376
SPDR Solactive Canada ETF	204,312	(904,956)	—	569,835	—	(130,809)
SPDR MSCI China A Shares IMI ETF	23,708	(440,781)	—	(311,675)	—	(728,748)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	572,612	(246,145)	—	2,955,539	—	3,282,006
SPDR MSCI EAFE StrategicFactors ETF	2,904,924	(858,029)	—	7,519,587	—	9,566,482
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	270,192	(444,298)	—	335,836	—	161,730
SPDR MSCI Emerging Markets StrategicFactors ETF	3,792,751	(10,812,692)	—	10,932,643	—	3,912,702
SPDR Solactive Germany ETF	—	(1,103,316)	—	(277,381)	—	(1,380,697)
SPDR Solactive Japan ETF	228,605	(1,188,750)	—	(124,855)	—	(1,085,000)
SPDR Solactive United Kingdom ETF	18,239	(961,391)	—	(406,827)	—	(1,349,979)
SPDR MSCI World StrategicFactors ETF	275,528	(26,527)	—	2,341,831	—	2,590,832
SPDR S&P Emerging Asia Pacific ETF	6,884,482	(64,514,696)	—	47,211,690	—	(10,418,524)
193

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR S&P Global Dividend ETF	$1,822,649	$ (8,194,348)	$—	$(5,322,103)	$—	(11,693,802)
SPDR S&P Global Infrastructure ETF	2,436,879	(25,100,189)	—	811,343	—	(21,851,967)
SPDR Solactive Hong Kong ETF	1,664	—	—	70,606	—	72,270
As of September 30, 2018, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Expiring 2019	Non-Expiring Short Term**	Non-Expiring Long Term**
SPDR EURO STOXX Small Cap ETF	$ —	$ 1,843,123	$ —
SPDR MSCI ACWI IMI ETF	—	—	900,410
SPDR MSCI ACWI Low Carbon Target ETF	—	—	1,637,019
SPDR Solactive Canada ETF	—	60,369	844,587
SPDR MSCI China A Shares IMI ETF	—	112,716	328,065
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	—	199,934	46,211
SPDR MSCI EAFE StrategicFactors ETF	—	206,241	651,788
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	—	168,814	275,484
SPDR MSCI Emerging Markets StrategicFactors ETF	—	4,075,702	6,736,990
SPDR Solactive Germany ETF	—	112,066	991,250
SPDR Solactive Japan ETF	—	714,542	474,208
SPDR Solactive United Kingdom ETF	—	346,294	615,097
SPDR MSCI World StrategicFactors ETF	—	—	26,527
SPDR S&P Emerging Asia Pacific ETF	—	17,025,315	47,489,381
SPDR S&P Global Dividend ETF	—	4,500,193	3,694,155
SPDR S&P Global Infrastructure ETF	1,744,492	1,610,850	21,744,847

** Must be utilized prior to losses subject to expiration.
As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX Small Cap ETF	$ 32,482,053	$ 1,351,163	$ 2,479,202	$ (1,128,039)
SPDR MSCI ACWI IMI ETF	89,326,374	22,139,742	4,670,177	17,469,565
SPDR MSCI ACWI Low Carbon Target ETF	134,802,445	38,230,598	5,886,397	32,344,201
SPDR Solactive Canada ETF	23,814,638	1,104,346	535,262	569,084
SPDR MSCI China A Shares IMI ETF	3,110,572	259,204	570,740	(311,536)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	75,071,809	6,372,574	3,416,351	2,956,223
SPDR MSCI EAFE StrategicFactors ETF	259,626,388	20,245,078	12,718,809	7,526,269
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	30,961,274	2,015,849	1,675,257	340,592
SPDR MSCI Emerging Markets StrategicFactors ETF	256,689,825	29,689,927	18,353,412	11,336,515
SPDR Solactive Germany ETF	9,232,326	295,270	574,926	(279,656)
SPDR Solactive Japan ETF	16,692,791	572,229	696,223	(123,994)
SPDR Solactive United Kingdom ETF	10,844,134	279,081	686,086	(407,005)
SPDR MSCI World StrategicFactors ETF	29,308,333	3,251,350	908,860	2,342,490
SPDR S&P Emerging Asia Pacific ETF	394,721,715	107,183,879	59,589,468	47,594,411
194

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Global Dividend ETF	$230,841,758	$ 10,720,863	$16,041,942	$ (5,321,079)
SPDR S&P Global Infrastructure ETF	257,024,409	14,514,005	13,701,973	812,032
SPDR Solactive Hong Kong ETF	6,002,006	136,744	66,117	70,627
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX Small Cap ETF	$ 1,862,236	$ 1,579,202	$ 419,740	$ 1,998,942
SPDR MSCI ACWI IMI ETF	3,671,438	1,503,297	2,315,372	3,818,669
SPDR MSCI ACWI Low Carbon Target ETF	3,558,152	1,758,501	1,936,816	3,695,317
SPDR Solactive Canada ETF	2,510,781	751,313	1,900,926	2,652,239
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,191,798	1,469,041	836,750	2,305,791
SPDR MSCI EAFE StrategicFactors ETF	5,897,260	2,930,232	3,290,619	6,220,851
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	320,645	137,367	201,102	338,469
SPDR MSCI Emerging Markets StrategicFactors ETF	5,025,659	2,508,511	2,786,317	5,294,828
SPDR Solactive Japan ETF	1,049,558	652,778	449,845	1,102,623
SPDR Solactive United Kingdom ETF	6,516	—	6,970	6,970
SPDR MSCI World StrategicFactors ETF	548,391	298,707	270,626	569,333
SPDR S&P Emerging Asia Pacific ETF	21,816,368	4,909,168	18,789,462	23,698,630
SPDR S&P Global Dividend ETF	30,051,565	19,113,339	12,325,893	31,439,232
SPDR S&P Global Infrastructure ETF	13,027,350	4,976,109	8,666,820	13,642,929

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2018:
		Remaining Contractual Maturity of the Agreements As of September 30, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX Small Cap ETF	Common Stocks	$ 1,579,202	$—	$—	$—	$ 1,579,202	$ 1,579,202
SPDR MSCI ACWI IMI ETF	Common Stocks	1,503,297	—	—	—	1,503,297	1,503,297
SPDR MSCI ACWI Low Carbon Target ETF	Common Stocks	1,758,501	—	—	—	1,758,501	1,758,501
SPDR Solactive Canada ETF	Common Stocks	751,313	—	—	—	751,313	751,313
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	1,469,041	—	—	—	1,469,041	1,469,041
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	2,930,232	—	—	—	2,930,232	2,930,232
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	137,367	—	—	—	137,367	137,367
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	2,508,511	—	—	—	2,508,511	2,508,511
SPDR Solactive Japan ETF	Common Stocks	652,778	—	—	—	652,778	652,778

SPDR MSCI World StrategicFactors ETF	Common Stocks	298,707	—	—	—	298,707	298,707
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	4,909,168	—	—	—	4,909,168	4,909,168
SPDR S&P Global Dividend ETF	Common Stocks	19,113,339	—	—	—	19,113,339	19,113,339
SPDR S&P Global Infrastructure ETF	Common Stocks	4,976,109	—	—	—	4,976,109	4,976,109
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2018:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI China A Shares IMI ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Effective October 11, 2018, the Agreement was renewed, and as a result, the Funds and other affiliated Funds continue to participate in a $500 million revolving credit facility. Pursuant to the renewed agreement, the line of credit will terminate on October 10, 2019 or such earlier date on which the commitments shall terminate as provided in the renewed agreement.
The Funds had no outstanding loans as of September 30, 2018.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2018

11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
12.    New Accounting Pronouncements
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)- Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds. The impact would most likely be limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.
In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (The “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
197

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of each of the seventeen funds listed below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated with an * below, of each of the funds listed below (seventeen of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the "Funds") as of September 30, 2018, the related statements of operations and of changes in net assets for each of the periods indicated below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations and the changes in each of their net assets for each of the periods indicated below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
SPDR EURO STOXX Small Cap ETF (1)
SPDR MSCI ACWI IMI ETF (1)
SPDR MSCI ACWI Low Carbon Target ETF (1)*
SPDR Solactive Canada ETF (1)
SPDR MSCI China A Shares IMI ETF (1)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (3)
SPDR MSCI EAFE StrategicFactors ETF (1)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (3)
SPDR MSCI Emerging Markets StrategicFactors ETF (1)*
SPDR Solactive Germany ETF (1)
SPDR Solactive Japan ETF (1)
SPDR Solactive United Kingdom ETF (1)
SPDR MSCI World StrategicFactors ETF (1)*
SPDR S&P Emerging Asia Pacific ETF (1)
SPDR S&P Global Dividend ETF (1)
SPDR S&P Global Infrastructure ETF (1)
SPDR Solactive Hong Kong ETF (2)
(1) Statement of operations for the year ended September 30, 2018 and statements of changes in net assets for the years ended September 30, 2018 and 2017
(2) Statement of operations and statement of changes in net assets for the period September 18, 2018 (inception date) through September 30, 2018
(3) Statement of operations for the year ended September 30, 2018 and statements of changes in net assets for the year ended September 30, 2018 and for the period October 25, 2016 (inception date) through September 30, 2017
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by
198

Report of Independent Registered Public Accounting Firm

correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopersLLP
Boston, Massachusetts
November 26, 2018
We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.
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OTHER INFORMATION
September 30, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2018 to September 30, 2018.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
SPDR EURO STOXX Small Cap ETF	0.46%	$ 951.00	$ 2.25(a)	$1,022.80	$2.33
SPDR MSCI ACWI IMI ETF	0.25	1,054.20	1.29(a)	1,023.80	1.27
SPDR MSCI ACWI Low Carbon Target ETF	0.20	1,046.30	1.03(a)	1,024.10	1.01
SPDR Solactive Canada ETF	0.29	1,044.50	1.49(a)	1,023.60	1.47
SPDR MSCI China A Shares IMI ETF	0.69	791.90	3.10(a)	1,021.60	3.50
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20	995.40	1.00(a)	1,024.10	1.01
SPDR MSCI EAFE StrategicFactors ETF	0.30	1,011.90	1.51(a)	1,023.60	1.52
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30	904.10	1.43(a)	1,023.60	1.52
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	924.50	1.45(a)	1,023.60	1.52
SPDR Solactive Germany ETF	0.29	969.60	1.43(a)	1,023.60	1.47
SPDR Solactive Japan ETF	0.29	1,015.50	1.47(a)	1,023.60	1.47
SPDR Solactive United Kingdom ETF	0.29	1,012.60	1.46(a)	1,023.60	1.47
SPDR MSCI World StrategicFactors ETF	0.30	1,069.10	1.56(a)	1,023.60	1.52
SPDR S&P Emerging Asia Pacific ETF	0.49	931.50	2.37(a)	1,022.60	2.48
SPDR S&P Global Dividend ETF	0.40	1,013.70	2.02(a)	1,023.10	2.03
SPDR S&P Global Infrastructure ETF	0.41	1,005.90	2.06(a)	1,023.00	2.08
SPDR Solactive Hong Kong ETF	0.14	1,013.40	0.05(b)	1,024.40	0.71

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
(b)	Actual period is from commencement of operations 9/19/2018.
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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2018, the total amount of foreign taxes that will be passed through are:
Amount
SPDR EURO STOXX Small Cap ETF	$ 84,267
SPDR Solactive Canada ETF	113,451
SPDR MSCI China A Shares IMI ETF	4,757
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	132,099
SPDR MSCI EAFE StrategicFactors ETF	500,753
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	81,369
SPDR MSCI Emerging Markets StrategicFactors ETF	922,049
SPDR Solactive Germany ETF	41,626
SPDR Solactive United Kingdom ETF	3,563
SPDR S&P Emerging Asia Pacific ETF	1,419,659
SPDR S&P Global Dividend ETF	353,798
SPDR S&P Global Infrastructure ETF	295,729
The amount of foreign source income earned on the following Funds during the year ended September 30, 2018 were as follows:
Amount
SPDR EURO STOXX Small Cap ETF	$ 1,066,963
SPDR Solactive Canada ETF	1,117,650
SPDR MSCI China A Shares IMI ETF	47,195
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,161,201
SPDR MSCI EAFE StrategicFactors ETF	8,138,432
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	647,717
SPDR MSCI Emerging Markets StrategicFactors ETF	8,294,429
201

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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Amount
SPDR Solactive Germany ETF	$ 309,974
SPDR Solactive United Kingdom ETF	556,307
SPDR S&P Emerging Asia Pacific ETF	12,478,363
SPDR S&P Global Dividend ETF	7,056,267
SPDR S&P Global Infrastructure ETF	5,937,161
202

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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC website, at www.sec.gov.
Information regarding how the investment adviser voted for the most recent period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
Approval of Advisory Agreement
At an in-person meeting held prior to September 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best
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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel.The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives and in overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not
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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.
Approval of State Street Global Advisors Asia Limited Sub-Advisory Agreement
At an in-person meeting held prior to September 30, 2018, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Asia Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Asia Limited (“SSGA Asia Limited”), an affiliate of the Adviser, with respect to the SPDR MSCI China A Shares IMI ETF (the “Fund”), which is sub-advised by SSGA Asia Limited. The Independent Trustees also met separately to consider the SSGA Asia Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the SSGA Asia Limited Sub-Advisory Agreement, the Board requested, and SSGA Asia Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Asia Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Asia Limited with respect to the Fund under the SSGA Asia Limited Sub-Advisory Agreement and (ii) investment performance of the Fund. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Asia Limited under the SSGA Asia Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Fund.
The Board considered the background and experience of SSGA Asia Limited’s senior management and, in particular, SSGA Asia Limited’s experience in investing in Asian equity securities. The Board reviewed the Fund’s performance and the extent to which the Fund tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by the Fund and SSGA Asia Limited’s fees paid by the Adviser. The Board also considered whether SSGA Asia Limited benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Asia Limited Sub-Advisory Agreement for the Fund. The Board’s conclusions with respect to the SSGA Asia Limited Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by SSGA Asia Limited with respect to the Fund were appropriate; (b) the performance and, more importantly, the index tracking, of the Fund had been satisfactory; (c) SSGA Asia Limited’s fees, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Asia Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to SSGA Asia Limited adequately shared the economies of scale with the Fund by way of the relatively low fee structure of the Trust.
Approval of Advisory Agreement
At an in-person meeting held prior to September 30, 2018, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR® Solactive Hong Kong ETF (the “New ETF”), which commenced operations during the period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
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SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objective and policy, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its investment objective and policy and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with an index-based investment objective.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the estimated expense ratio for the New ETF. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the New ETF’s advisory fee rate as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because the New ETF is new, there are no economies of scale to share, but it intends to continue to monitor fees as the New ETF grows in size and assess whether fee break points may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF was appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.
206

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OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	125	None.
BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	125	None.
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	125	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	125	Putnam Acquisition
Financing Inc.
(Director); Putnam
Acquisition
Financing LLC
(Director); Putnam
GP Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director);
University of Notre
					Dame (Trustee).
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	125	Guggenheim / Rydex Funds (Trustee).
207

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012); Principal, State Street Global Advisors (2000 - 2005).	195	SSGA SPDR ETFs Europe I plc (Director) (November 2016- present); SSGA SPDR ETFs Europe II plc (Director) (November 2016- present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
208

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (witrh respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Managing Director and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 - present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02210 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007- 2013).**
ESTEFANIA SALOMON State Street Bank and Trust Company 100 Summer Street, SUM0703 Boston, MA 02111 1983	Assistant Secretary	Term: Unlimited Served: since May 2018	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2018 – present); Senior Compliance Consultant, AdvisorAssist, LLC (2017); Attorney, Commonwealth of Massachusetts, Securities Division (2014-2017).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016);
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
209

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
* Served in various capacities and/or with various affiliated entities during noted time period.
** Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
210

SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit spdrs.com today.
ssga.com | spdrs.com

The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC, MSCI Inc., and Russell Investment Group. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment adviser, administrator and securities lending agent.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2018 State Street Corporation - All Rights Reserved
0515 Exp. Date: 11/30/2019 SPDRIDEXAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

a)(1) The Board of Trustees of the registrant has determined that the registrant has Six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, Clare Richer, Sandra Sponem, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending September 30, 2018 and September 30, 2017, the aggregate audit fees billed for professional services rendered by the principal accountant were $595,625 and $588,387, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-CSR and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2018 and September 30, 2017, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2018 and September 30, 2017, the aggregate tax fees billed for professional services rendered by the principal accountant were $299,585 and $525,270, respectively. Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2018 and September 30, 2017.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

b.

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.

Application of De Minimis Exception. The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees for services rendered by the principal accountant to the registrant and its adviser and any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant for the twelve months ended December 31, 2017 and December 31, 2016 were approximately $12,773,210 and $4,919,389, respectively. Such information is not readily available on a fiscal year basis.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Disclosure of Audit Committees for Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Clare Richer, Sandra Sponem, Frank Nesvet and Carl Verboncoeur.

Item 6. Investments.

(a)

The Schedules of Investments for the SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio Emerging Markets ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR S&P International Small Cap ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of SPDR Index Shares Funds and Shareholders of SPDR S&P China ETF, SPDR S&P International Small Cap ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio Emerging Markets ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR MSCI ACWI ex-US ETF and SPDR S&P Emerging Markets Small Cap ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of SPDR S&P China ETF, SPDR S&P International Small Cap ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio Emerging Markets ETF, SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR MSCI ACWI ex-US ETF and SPDR S&P Emerging Markets Small Cap ETF (nine of the funds constituting SPDR Index Shares Funds, hereafter collectively referred to as the “Funds”) as of September 30, 2018, the related statements of operations for the year ended September 30, 2018, the statements of changes in net assets for each of the two years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2018, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 26, 2018

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 4.7%
Alumina, Ltd.	548,948	$ 1,100,220
Amcor, Ltd.	161,426	1,597,822
AMP, Ltd.	268,573	619,900
Australia & New Zealand Banking Group, Ltd.	249,143	5,079,938
BHP Billiton PLC	146,093	3,183,845
BHP Billiton, Ltd.	244,770	6,133,091
Boral, Ltd. (a)	271,385	1,356,852
Brambles, Ltd.	183,631	1,448,242
Coca-Cola Amatil, Ltd.	151,508	1,069,927
Commonwealth Bank of Australia	138,812	7,172,239
CSL, Ltd.	41,326	6,013,478
Fortescue Metals Group, Ltd.	206,817	586,599
Insurance Australia Group, Ltd.	286,303	1,516,372
LendLease Group	142,819	2,031,600
Macquarie Group, Ltd.	40,452	3,689,072
Medibank Pvt, Ltd.	221,729	466,857
National Australia Bank, Ltd.	203,182	4,088,414
Newcrest Mining, Ltd.	59,758	839,248
Origin Energy, Ltd. (b)	225,727	1,349,063
QBE Insurance Group, Ltd. (a)	88,917	715,415
Santos, Ltd.	183,576	964,320
Scentre Group REIT	214,096	614,990
Sonic Healthcare, Ltd.	92,719	1,671,134
South32, Ltd. (c)	164,025	458,595
South32, Ltd. (c)	293,263	831,787
Suncorp Group, Ltd.	189,998	1,987,861
Sydney Airport	75,469	376,233
Telstra Corp., Ltd.	323,701	747,142
Transurban Group Stapled Security	190,761	1,548,642
Vicinity Centres REIT	469,033	889,147
Wesfarmers, Ltd.	95,281	3,436,688
Westpac Banking Corp.	273,294	5,522,932
Woodside Petroleum, Ltd.	70,842	1,977,524
Woolworths Group, Ltd.	119,886	2,435,759
		73,520,948
AUSTRIA — 0.3%
Erste Group Bank AG (b)	49,319	2,049,621
OMV AG	23,748	1,334,756
Raiffeisen Bank International AG	28,574	823,079
		4,207,456
BELGIUM — 0.8%
Ageas	37,555	2,020,048
Anheuser-Busch InBev SA	64,721	5,654,544
KBC Group NV	30,748	2,289,254
Solvay SA	11,926	1,599,911
UCB SA	15,919	1,431,119
		12,994,876
BRAZIL — 1.5%
Ambev SA ADR	473,664	2,164,644
B3 SA - Brasil Bolsa Balcao	149,642	876,820
Security Description	Shares	Value
Banco Bradesco SA Preference Shares ADR	369,937	$ 2,619,154
Banco do Brasil SA (a)	62,029	457,426
BB Seguridade Participacoes SA	53,841	324,916
Braskem SA Class A, Preference Shares	33,264	486,772
BRF SA (b)	41,531	228,477
Cia Energetica de Minas Gerais ADR (a)	190,944	326,514
Cia Siderurgica Nacional SA ADR (a)(b)	150,060	342,137
Cielo SA	80,042	245,525
EDP - Energias do Brasil SA	152,324	487,843
Embraer SA	57,775	286,882
Fibria Celulose SA	11,865	224,373
Gerdau SA ADR (a)	109,489	460,949
Itau Unibanco Holding SA Preference Shares ADR	303,440	3,331,771
JBS SA	35,662	83,762
Kroton Educacional SA	109,290	311,980
Lojas Renner SA	103,160	800,781
Magazine Luiza SA	2,748	84,287
Natura Cosmeticos SA	27,659	196,558
Odontoprev SA	181,408	581,897
Petroleo Brasileiro SA Preference Shares ADR	274,912	2,875,580
Porto Seguro SA	10,502	155,917
Raia Drogasil SA	29,929	542,815
Sul America SA	56,708	369,197
Suzano Papel e Celulose SA	16,772	201,925
TIM Participacoes SA ADR	24,364	353,034
Vale SA ADR (a)	269,739	4,002,927
		23,424,863
CANADA — 6.7%
Agnico Eagle Mines, Ltd. (a)	13,389	457,003
Alimentation Couche-Tard, Inc. Class B	23,954	1,197,329
Aurora Cannabis, Inc. (a)(b)	48,400	464,679
Bank of Montreal (a)	57,023	4,700,008
Bank of Nova Scotia (a)	89,379	5,323,603
Barrick Gold Corp.	96,296	1,064,575
BlackBerry, Ltd. (b)	47,817	540,836
Bombardier, Inc. Class B (b)	170,400	606,406
Brookfield Asset Management, Inc. Class A	88,963	3,956,741
CAE, Inc.	53,857	1,092,473
Cameco Corp.	39,694	452,338
Canadian Imperial Bank of Commerce (a)	35,289	3,304,215
Canadian National Railway Co.	66,372	5,951,195
Canadian Natural Resources, Ltd.	101,736	3,321,414
Canadian Pacific Railway, Ltd. (a)	13,045	2,757,454
Canadian Tire Corp., Ltd. Class A (a)	11,605	1,358,735
Cenovus Energy, Inc. (a)	77,103	773,655
CGI Group, Inc. Class A (b)	12,375	797,300

1

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Constellation Software, Inc.	1,452	$ 1,067,005
Crescent Point Energy Corp. (a)	43,439	276,241
Dollarama, Inc.	12,240	385,305
Enbridge, Inc.	92,786	2,991,893
Encana Corp.	77,512	1,015,224
Fairfax Financial Holdings, Ltd.	1,291	700,871
First Quantum Minerals, Ltd.	59,087	672,420
Franco-Nevada Corp.	13,389	836,942
Gildan Activewear, Inc.	51,252	1,558,257
Goldcorp, Inc.	71,066	723,525
H&R Real Estate Investment Trust	3,918	60,228
Husky Energy, Inc.	40,330	707,631
IGM Financial, Inc. (a)	20,432	561,145
Imperial Oil, Ltd.	45,043	1,456,597
Kinross Gold Corp. (b)	121,470	330,786
Loblaw Cos., Ltd.	40,142	2,060,826
Magna International, Inc.	17,379	912,243
Manulife Financial Corp.	141,148	2,521,358
National Bank of Canada	43,157	2,153,844
Nutrien, Ltd. (a)	67,572	3,898,747
Onex Corp. (a)	7,037	480,874
Open Text Corp.	20,439	777,175
Pembina Pipeline Corp.	2,210	75,040
PrairieSky Royalty, Ltd. (a)	4,690	82,327
Restaurant Brands International, Inc. (a)	12,549	742,494
Rogers Communications, Inc. Class B	47,816	2,457,386
Royal Bank of Canada	112,894	9,043,049
Seven Generations Energy, Ltd. Class A (b)	11,417	136,022
Shaw Communications, Inc. Class B (a)	51,235	997,667
Shopify, Inc. Class A (a)(b)	7,300	1,198,971
SmartCentres Real Estate Investment Trust	19,961	471,151
SNC-Lavalin Group, Inc. (a)	26,776	1,091,051
Sun Life Financial, Inc.	56,986	2,263,833
Suncor Energy, Inc.	120,231	4,648,882
Teck Resources, Ltd. Class B	42,985	1,035,218
TELUS Corp.	33,542	1,235,444
Thomson Reuters Corp.	42,086	1,919,038
Toronto-Dominion Bank (a)	142,578	8,657,703
TransCanada Corp. (a)	60,238	2,435,431
Turquoise Hill Resources, Ltd. (b)	18,108	38,525
West Fraser Timber Co., Ltd. (a)	7,046	400,705
Wheaton Precious Metals Corp.	32,042	560,227
		103,759,260
CHILE — 0.2%
Embotelladora Andina SA Class B, Preference Shares	31,880	123,745
Enel Americas SA ADR	202,403	1,564,575
Enel Chile SA ADR	238,474	1,194,755
Sociedad Quimica y Minera de Chile SA ADR (a)	11,738	536,662
		3,419,737
Security Description	Shares	Value
CHINA — 7.2%
3SBio, Inc. (a)(d)	62,000	$ 104,272
51job, Inc. ADR (b)	1,472	113,329
58.com, Inc. ADR (b)	9,100	669,760
AAC Technologies Holdings, Inc.	89,000	924,702
Agile Group Holdings, Ltd.	24,000	33,922
Agricultural Bank of China, Ltd. Class H	2,308,000	1,132,630
Air China, Ltd. Class H	64,000	61,833
Alibaba Group Holding, Ltd. ADR (b)	80,776	13,308,654
Alibaba Health Information Technology, Ltd. (a)(b)	272,000	266,616
Anhui Conch Cement Co., Ltd. Class H	21,000	126,807
ANTA Sports Products, Ltd.	46,000	220,744
Autohome, Inc. ADR (a)	5,760	445,882
AviChina Industry & Technology Co., Ltd. Class H	630,000	415,443
Baidu, Inc. ADR (b)	20,638	4,719,498
Bank of China, Ltd. Class H	6,354,436	2,826,034
Bank of Communications Co., Ltd. Class H	1,268,710	951,747
Beijing Enterprises Water Group, Ltd. (b)	436,000	232,351
BOC Hong Kong Holdings, Ltd. (a)	179,500	853,353
Brilliance China Automotive Holdings, Ltd.	338,000	546,854
BYD Co., Ltd. Class H (a)	24,500	175,964
CGN Power Co., Ltd. Class H (d)	198,400	47,160
China CITIC Bank Corp., Ltd. Class H	613,000	392,482
China Communications Construction Co., Ltd. Class H	392,000	400,772
China Conch Venture Holdings, Ltd.	42,500	148,277
China Construction Bank Corp. Class H	5,255,720	4,594,196
China Everbright Bank Co., Ltd. Class H	36,000	15,964
China Everbright International, Ltd.	35,628	30,779
China Everbright, Ltd.	44,000	78,836
China Evergrande Group (a)	248,000	695,677
China Galaxy Securities Co., Ltd. Class H	207,500	96,790
China Huishan Dairy Holdings Co., Ltd. (a)(b)(e)	1,418,000	—
China Jinmao Holdings Group, Ltd.	100,000	45,496
China Life Insurance Co., Ltd. Class H	641,000	1,456,502
China Mengniu Dairy Co., Ltd. (b)	454,000	1,511,419

2

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class H	495,514	$ 2,013,744
China Merchants Port Holdings Co., Ltd.	467,366	894,726
China Minsheng Banking Corp., Ltd. Class H (a)	392,200	291,209
China Mobile, Ltd.	521,000	5,136,826
China Oilfield Services, Ltd. Class H	100,000	108,500
China Overseas Land & Investment, Ltd.	414,000	1,296,247
China Pacific Insurance Group Co., Ltd. Class H	207,200	799,683
China Petroleum & Chemical Corp. Class H	2,581,800	2,586,782
China Railway Construction Corp., Ltd. Class H	129,000	174,090
China Railway Group, Ltd. Class H	260,000	257,844
China Resources Beer Holdings Co., Ltd.	415,670	1,670,669
China Resources Land, Ltd.	52,000	182,085
China Shenhua Energy Co., Ltd. Class H	204,500	467,285
China Southern Airlines Co., Ltd. Class H (a)	110,000	70,429
China Taiping Insurance Holdings Co., Ltd.	155,000	543,745
China Telecom Corp., Ltd. Class H	2,010,000	999,233
China Unicom Hong Kong, Ltd.	820,000	966,198
China Vanke Co., Ltd. Class H	78,500	259,831
CIFI Holdings Group Co., Ltd.	86,000	39,566
CITIC Securities Co., Ltd. Class H	118,500	210,804
CITIC, Ltd.	414,000	616,908
CNOOC, Ltd.	1,662,217	3,292,612
COSCO SHIPPING Ports, Ltd.	528,042	581,022
Country Garden Holdings Co., Ltd.	342,000	431,384
CRRC Corp., Ltd. Class H	359,000	328,036
CSPC Pharmaceutical Group, Ltd.	452,000	960,043
Ctrip.com International, Ltd. ADR (b)	16,263	604,496
ENN Energy Holdings, Ltd.	43,000	373,679
Fang Holdings, Ltd. ADR (b)	48,852	126,527
Fosun International, Ltd.	95,500	168,424
Future Land Development Holdings, Ltd.	156,000	101,077
GDS Holdings, Ltd. ADR (a)(b)	5,492	192,934
Geely Automobile Holdings, Ltd.	769,000	1,533,106
Genscript Biotech Corp. (a)(b)	62,000	104,748
GF Securities Co., Ltd. Class H	158,000	202,727
GOME Retail Holdings, Ltd. (a)(b)	1,666,000	170,328
Great Wall Motor Co., Ltd. Class H (a)	283,500	180,790
Security Description	Shares	Value
Guangzhou Automobile Group Co., Ltd. Class H	145,600	$ 161,325
Haitong Securities Co., Ltd. Class H	162,400	147,770
Hengan International Group Co., Ltd.	103,000	950,376
Huaneng Power International, Inc. Class H	884,000	581,809
Huaneng Renewables Corp., Ltd. Class H	936,000	278,710
Huatai Securities Co., Ltd. Class H (b)(d)	165,400	237,164
Huazhu Group, Ltd. ADR	8,336	269,253
Industrial & Commercial Bank of China, Ltd. Class H	5,591,045	4,087,053
JD.com, Inc. ADR (b)	52,510	1,369,986
Jiangsu Expressway Co., Ltd. Class H	14,000	17,963
Kingdee International Software Group Co., Ltd. (a)	220,000	239,543
Kingsoft Corp., Ltd.	162,000	308,891
Lenovo Group, Ltd. (a)	462,000	337,722
Logan Property Holdings Co., Ltd.	44,000	49,708
Luye Pharma Group, Ltd. (a)(d)	90,500	81,191
Momo, Inc. ADR (b)	10,260	449,388
NetEase, Inc. ADR	5,409	1,234,604
New China Life Insurance Co., Ltd. Class H	77,700	372,865
New Oriental Education & Technology Group, Inc. ADR (b)	7,661	566,991
Noah Holdings, Ltd. ADR (a)(b)	2,060	86,808
PetroChina Co., Ltd. Class H	1,606,000	1,301,236
PICC Property & Casualty Co., Ltd. Class H	673,415	795,199
Ping An Insurance Group Co. of China, Ltd. Class H (a)	412,000	4,185,868
Semiconductor Manufacturing International Corp. (a)(b)	112,400	121,236
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	124,000	122,496
Shanghai Electric Group Co., Ltd. Class H (a)	346,000	123,368
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	152,240	208,569
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	36,900	92,239
Shenzhou International Group Holdings, Ltd.	30,000	384,925
Sihuan Pharmaceutical Holdings Group, Ltd.	135,000	27,604
SINA Corp. (b)	6,494	451,203
Sinopec Shanghai Petrochemical Co., Ltd. Class H	338,000	206,474
Sinopharm Group Co., Ltd. Class H	71,600	350,456

3

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Sunac China Holdings, Ltd. (a)	170,300	$ 524,509
Sunny Optical Technology Group Co., Ltd.	48,000	553,924
TAL Education Group ADR (b)	22,204	570,865
Tencent Holdings, Ltd.	434,600	17,950,737
Tingyi Cayman Islands Holding Corp.	410,000	753,467
TravelSky Technology, Ltd. Class H	56,000	145,638
Tsingtao Brewery Co., Ltd. Class H	40,000	188,117
Vipshop Holdings, Ltd. ADR (b)	27,167	169,522
Want Want China Holdings, Ltd.	205,000	172,648
Weibo Corp. ADR (a)(b)	3,502	256,101
Wuxi Biologics Cayman, Inc. (b)(d)	37,500	379,318
Yanzhou Coal Mining Co., Ltd. Class H	408,000	472,921
Yum China Holdings, Inc.	24,106	846,362
YY, Inc. ADR (b)	4,125	309,045
Zhuzhou CRRC Times Electric Co., Ltd. Class H	85,100	486,137
Zijin Mining Group Co., Ltd. Class H	1,606,000	617,779
ZTE Corp. Class H (b)	38,400	70,372
		111,250,537
COLOMBIA — 0.1%
Bancolombia SA ADR	26,415	1,102,034
Cementos Argos SA	115,979	300,748
		1,402,782
DENMARK — 1.2%
AP Moller - Maersk A/S Class B	921	1,293,920
Danske Bank A/S	69,448	1,824,804
DSV A/S	47,998	4,365,935
Genmab A/S (b)	4,173	656,464
Novo Nordisk A/S Class B	157,817	7,433,218
Novozymes A/S Class B	15,076	827,961
Pandora A/S	8,402	524,900
Vestas Wind Systems A/S	20,835	1,409,693
		18,336,895
EGYPT — 0.0% (f)
Commercial International Bank Egypt SAE	155,087	720,306
FINLAND — 0.8%
Elisa Oyj	10,876	461,464
Fortum Oyj	12,030	301,674
Kone Oyj Class B	32,328	1,728,003
Metso Oyj	27,011	958,139
Neste Oyj	9,764	807,471
Nokia Oyj (c)	216,989	1,203,960
Nokia Oyj (c)	114,960	638,788
Sampo Oyj Class A	34,152	1,769,172
Stora Enso Oyj Class R	71,970	1,377,197
UPM-Kymmene Oyj	62,355	2,447,975
Wartsila OYJ Abp (a)	33,935	661,786
		12,355,629
Security Description	Shares	Value
FRANCE — 7.3%
Accor SA	25,657	$ 1,317,782
Air Liquide SA	37,880	4,984,928
Airbus SE	48,913	6,145,968
Alstom SA	21,857	977,142
AXA SA	138,914	3,735,219
BNP Paribas SA	80,387	4,921,504
Bouygues SA	24,760	1,070,687
Capgemini SE	16,090	2,025,836
Carrefour SA	71,960	1,379,095
Cie de Saint-Gobain (a)	37,022	1,597,273
Cie Generale des Etablissements Michelin SCA	14,392	1,720,943
Credit Agricole SA	82,410	1,185,578
Danone SA	58,755	4,551,868
Edenred	2,089	79,658
Electricite de France SA	6,906	121,322
Engie SA	96,141	1,414,272
Essilor International Cie Generale d'Optique SA	21,748	3,219,424
Hermes International	1,044	691,913
ICADE REIT	694	64,164
Kering SA	7,523	4,034,317
Klepierre SA REIT	3,616	128,225
Legrand SA	20,600	1,502,130
L'Oreal SA	23,757	5,731,221
LVMH Moet Hennessy Louis Vuitton SE	21,848	7,729,664
Orange SA	183,221	2,922,961
Pernod Ricard SA	19,015	3,120,740
Peugeot SA	35,827	966,671
Publicis Groupe SA	27,644	1,652,945
Renault SA	17,264	1,493,884
Safran SA	23,224	3,255,842
Sanofi (a)	95,271	8,471,917
Schneider Electric SE	49,924	4,018,479
Societe Generale SA	58,530	2,513,316
Sodexo SA	12,949	1,373,777
TOTAL SA	184,293	11,952,900
Unibail-Rodamco-Westfield (c)	52,148	532,772
Unibail-Rodamco-Westfield (c)	7,225	1,453,634
Valeo SA	17,740	770,627
Veolia Environnement SA	43,977	878,053
Vinci SA	46,402	4,420,542
Vivendi SA	115,304	2,969,129
		113,098,322
GERMANY — 6.3%
adidas AG	16,580	4,061,441
Allianz SE	41,638	9,285,603
BASF SE	74,397	6,614,845
Bayer AG	73,969	6,573,354
Bayerische Motoren Werke AG	26,984	2,435,579
Commerzbank AG (b)	61,283	638,842
Continental AG	8,645	1,505,672
Covestro AG (d)	3,054	247,809
Daimler AG	75,370	4,757,920
Deutsche Bank AG	124,000	1,415,487
Deutsche Boerse AG	24,777	3,321,036

4

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Deutsche Lufthansa AG	39,079	$ 960,457
Deutsche Post AG	98,484	3,512,890
Deutsche Telekom AG	277,095	4,468,828
E.ON SE	177,044	1,805,489
Fresenius Medical Care AG & Co. KGaA	28,688	2,951,583
Fresenius SE & Co. KGaA	31,058	2,281,310
Henkel AG & Co. KGaA Preference Shares	7,818	917,595
Infineon Technologies AG	48,421	1,100,636
KS AG	6,031	126,650
Linde AG	3	620
Linde AG	13,160	3,113,623
MAN SE	4,619	502,429
Merck KGaA	21,062	2,177,252
METRO AG	18,767	294,271
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,801	4,387,031
OSRAM Licht AG	7,667	305,093
Puma SE	626	309,017
RWE AG	45,659	1,126,949
SAP SE	87,723	10,800,364
Siemens AG	69,629	8,923,643
ThyssenKrupp AG	37,374	943,731
TUI AG	29,833	573,052
United Internet AG	6,160	291,560
Volkswagen AG	5,827	1,015,885
Volkswagen AG Preference Shares	10,998	1,936,564
Vonovia SE	25,286	1,235,876
Wirecard AG	6,106	1,324,098
		98,244,084
GREECE — 0.1%
Alpha Bank AE (b)	101,016	145,372
Eurobank Ergasias SA (b)	127,056	95,776
Hellenic Telecommunications Organization SA	2,790	34,253
JUMBO SA	28,100	417,768
National Bank of Greece SA (b)	47,338	96,220
OPAP SA	40,433	424,545
Piraeus Bank SA (b)	31,645	69,101
		1,283,035
HONG KONG — 2.8%
AIA Group, Ltd.	990,200	8,845,478
Alibaba Pictures Group, Ltd. (a)(b)	510,000	69,739
ASM Pacific Technology, Ltd.	9,200	93,706
Bank of East Asia, Ltd.	378,518	1,412,507
China First Capital Group, Ltd. (b)	214,000	114,864
China Gas Holdings, Ltd.	73,600	208,340
China Traditional Chinese Medicine Holdings Co., Ltd.	56,000	38,073
CK Asset Holdings, Ltd.	236,032	1,772,148
CK Hutchison Holdings, Ltd.	288,532	3,325,996
CLP Holdings, Ltd.	121,000	1,417,226
Security Description	Shares	Value
Fullshare Holdings, Ltd. (a)(b)	395,000	$ 189,804
Galaxy Entertainment Group, Ltd.	186,000	1,180,194
Haier Electronics Group Co., Ltd. (b)	23,000	62,461
Hanergy Thin Film Power Group, Ltd. (b)(e)	448,000	—
Hang Lung Properties, Ltd.	414,000	809,493
Hang Seng Bank, Ltd.	61,800	1,679,086
Henderson Land Development Co., Ltd.	249,289	1,253,629
Hong Kong & China Gas Co., Ltd.	1,579,777	3,137,386
Hong Kong Exchanges & Clearing, Ltd.	111,890	3,203,026
Jardine Matheson Holdings, Ltd.	3,200	200,800
Jardine Strategic Holdings, Ltd.	1,000	36,300
Jiayuan International Group, Ltd. (a)	149,452	255,934
Li & Fung, Ltd.	828,000	185,178
Link REIT	328,286	3,232,557
Melco Resorts & Entertainment, Ltd. ADR	11,488	242,971
New World Development Co., Ltd.	920,406	1,256,238
Sands China, Ltd.	248,000	1,123,542
Shangri-La Asia, Ltd.	412,333	613,370
Sino Biopharmaceutical, Ltd.	1,188,000	1,108,308
SJM Holdings, Ltd.	123,000	113,806
SSY Group, Ltd.	180,000	173,906
Sun Art Retail Group, Ltd.	234,000	304,428
Sun Hung Kai Properties, Ltd.	194,185	2,829,057
Swire Pacific, Ltd. Class A	114,006	1,249,347
Techtronic Industries Co., Ltd.	184,500	1,178,929
WH Group, Ltd. (d)	402,601	283,496
Wharf Holdings, Ltd.	6,000	16,333
Wharf Real Estate Investment Co., Ltd.	6,000	38,723
Wheelock & Co., Ltd.	6,000	36,000
		43,292,379
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	96,978	1,044,752
OTP Bank Nyrt	25,425	942,235
		1,986,987
INDIA — 2.0%
Adani Ports & Special Economic Zone, Ltd.	52,140	236,568
Ambuja Cements, Ltd.	130,931	403,775
Aurobindo Pharma, Ltd.	29,402	301,950
Axis Bank, Ltd. (b)	81,966	693,415
Bajaj Auto, Ltd.	6,016	223,034
Bajaj Finance, Ltd.	18,079	540,699
Bajaj Finserv, Ltd.	2,000	165,711
Bharat Forge, Ltd.	9,766	80,981
Bharat Heavy Electricals, Ltd.	106,943	101,057
Bharat Petroleum Corp., Ltd.	46,783	241,466
Bharti Airtel, Ltd.	65,588	306,316

5

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Bharti Infratel, Ltd.	70,189	$ 254,603
Bosch, Ltd.	135	37,124
Cadila Healthcare, Ltd.	16,944	90,213
Dabur India, Ltd.	61,820	364,063
Dr Reddy's Laboratories, Ltd. ADR	20,399	705,805
Eicher Motors, Ltd.	825	275,251
Glenmark Pharmaceuticals, Ltd.	28,111	245,142
Godrej Consumer Products, Ltd.	40,044	424,608
HCL Technologies, Ltd.	40,997	615,209
Hindalco Industries, Ltd.	56,801	179,947
Hindustan Petroleum Corp., Ltd.	46,377	160,870
Hindustan Unilever, Ltd.	75,898	1,684,016
Housing Development Finance Corp., Ltd.	97,708	2,364,860
ICICI Bank, Ltd. ADR	116,126	985,910
Indiabulls Housing Finance, Ltd.	24,670	291,606
Indian Oil Corp., Ltd.	36,134	76,440
Infosys, Ltd. ADR (a)	356,060	3,621,130
ITC, Ltd.	191,563	786,838
LIC Housing Finance, Ltd.	34,513	198,727
Lupin, Ltd.	11,088	137,808
Mahindra & Mahindra Financial Services, Ltd.	114,357	631,338
Mahindra & Mahindra, Ltd., GDR	72,238	845,185
Marico, Ltd.	97,422	447,598
Maruti Suzuki India, Ltd.	3,986	404,041
Motherson Sumi Systems, Ltd.	18,688	66,203
Nestle India, Ltd.	4,218	564,397
Piramal Enterprises, Ltd.	6,103	193,584
Reliance Industries, Ltd. GDR (d)	145,397	4,994,387
Rural Electrification Corp., Ltd.	19,251	25,999
Shree Cement, Ltd.	2,050	477,709
Shriram Transport Finance Co., Ltd.	27,921	443,312
Siemens, Ltd.	33,608	438,193
State Bank of India (b)	8,379	30,689
Sun Pharmaceutical Industries, Ltd.	43,785	376,452
Tata Consultancy Services, Ltd.	51,764	1,559,347
Tata Motors, Ltd. ADR (a)(b)	41,388	635,720
Tata Power Co., Ltd.	337,278	306,384
Tech Mahindra, Ltd.	42,189	433,879
United Spirits, Ltd. (b)	44,631	316,647
UPL, Ltd.	21,907	200,756
Vedanta, Ltd.	66,044	211,643
Vodafone Idea, Ltd. (b)	64,258	34,172
Yes Bank, Ltd.	74,572	188,925
Zee Entertainment Enterprises, Ltd.	88,340	534,500
		31,156,202
INDONESIA — 0.5%
Adaro Energy Tbk PT	411,000	50,611
Astra International Tbk PT	2,224,500	1,097,210
Bank Central Asia Tbk PT	724,400	1,173,993
Security Description	Shares	Value
Bank Danamon Indonesia Tbk PT	125,000	$ 60,397
Bank Mandiri Persero Tbk PT	1,683,900	759,939
Bank Rakyat Indonesia Persero Tbk PT	7,669,000	1,621,135
Bumi Serpong Damai Tbk PT (b)	420,700	32,608
Charoen Pokphand Indonesia Tbk PT	2,131,000	725,754
Gudang Garam Tbk PT	101,500	504,384
Indah Kiat Pulp & Paper Corp. Tbk PT	171,000	199,097
Matahari Department Store Tbk PT	224,000	104,097
Surya Citra Media Tbk PT	37,700	4,744
Telekomunikasi Indonesia Persero Tbk PT	5,711,200	1,395,079
United Tractors Tbk PT	54,200	120,028
		7,849,076
IRELAND — 0.5%
Bank of Ireland Group PLC	77,803	595,978
CRH PLC	75,468	2,470,147
James Hardie Industries PLC	110,473	1,675,391
Kerry Group PLC Class A	17,970	1,988,072
Paddy Power Betfair PLC	5,968	509,489
Smurfit Kappa Group PLC	2,527	99,970
		7,339,047
ISRAEL — 0.5%
Bank Hapoalim BM	240,137	1,759,323
Bank Leumi Le-Israel BM	231,689	1,528,579
Check Point Software Technologies, Ltd. (b)	6,540	769,562
Nice, Ltd. (b)	10,952	1,239,411
Teva Pharmaceutical Industries, Ltd. ADR	77,968	1,679,431
		6,976,306
ITALY — 1.2%
Assicurazioni Generali SpA	96,708	1,671,415
Atlantia SpA	72,995	1,515,084
Enel SpA	552,085	2,829,179
Eni SpA	190,274	3,598,373
Ferrari NV	15,220	2,096,614
Intesa Sanpaolo SpA	995,980	2,546,184
Leonardo SpA	54,436	656,300
Mediobanca Banca di Credito Finanziario SpA	66,144	661,013
Snam SpA	186,903	779,128
Telecom Italia SpA/Milano (b)	1,362,249	827,518
UniCredit SpA	127,682	1,922,595
		19,103,403
JAPAN — 17.0%
Acom Co., Ltd. (a)	45,000	181,450
Aeon Co., Ltd.	61,600	1,484,615
AGC, Inc.	36,200	1,502,690
Aisin Seiki Co., Ltd.	39,900	1,942,572
Ajinomoto Co., Inc.	25,500	437,890

6

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Alps Electric Co., Ltd. (a)	6,100	$ 154,991
Asahi Group Holdings, Ltd.	60,600	2,627,592
Asahi Kasei Corp.	176,000	2,669,789
Astellas Pharma, Inc.	248,800	4,341,432
Bridgestone Corp.	62,000	2,343,320
Canon, Inc.	82,400	2,618,867
Central Japan Railway Co.	10,800	2,249,663
Chiba Bank, Ltd.	198,000	1,352,714
Chubu Electric Power Co., Inc.	82,600	1,249,708
Concordia Financial Group, Ltd.	207,000	1,015,090
Credit Saison Co., Ltd.	61,500	1,003,297
Dai-ichi Life Holdings, Inc.	59,200	1,232,888
Daiichi Sankyo Co., Ltd.	68,600	2,974,468
Daikin Industries, Ltd.	17,900	2,383,567
Daiwa Securities Group, Inc.	205,000	1,247,489
Denso Corp.	41,400	2,186,544
Dentsu, Inc.	2,200	102,073
East Japan Railway Co.	39,400	3,661,284
Eisai Co., Ltd.	20,700	2,015,601
Electric Power Development Co., Ltd.	20,700	573,152
FANUC Corp.	16,600	3,130,449
Fast Retailing Co., Ltd.	2,600	1,325,809
FUJIFILM Holdings Corp.	61,700	2,778,496
Fujitsu, Ltd.	20,700	1,475,434
Hitachi, Ltd.	82,600	2,807,026
Honda Motor Co., Ltd.	144,700	4,381,065
Hoya Corp.	41,400	2,460,272
Idemitsu Kosan Co., Ltd.	3,300	174,609
Inpex Corp.	82,000	1,022,970
ITOCHU Corp.	177,100	3,243,104
Japan Real Estate Investment Corp. REIT	246	1,290,804
Japan Retail Fund Investment Corp. REIT	775	1,406,238
Japan Tobacco, Inc.	82,700	2,159,512
JFE Holdings, Inc.	44,000	1,009,887
JSR Corp.	41,400	773,072
JXTG Holdings, Inc.	334,508	2,527,695
Kajima Corp.	92,500	1,344,522
Kamigumi Co., Ltd.	87,900	1,937,770
Kansai Electric Power Co., Inc.	102,900	1,551,857
Kao Corp.	39,300	3,174,171
KDDI Corp.	124,200	3,432,353
Keikyu Corp. (a)	80,811	1,473,430
Keyence Corp.	6,700	3,891,940
Kintetsu Group Holdings Co., Ltd.	38,700	1,557,063
Kobe Steel, Ltd.	41,400	368,130
Komatsu, Ltd.	96,300	2,930,077
Konica Minolta, Inc.	103,500	1,100,744
Kose Corp.	2,200	419,333
Kubota Corp.	125,600	2,135,261
Kyocera Corp.	40,400	2,425,743
LIXIL Group Corp.	41,100	791,714
Makita Corp.	41,000	2,053,880
Marubeni Corp. (a)	206,000	1,886,165
Marui Group Co., Ltd. (a)	73,100	1,804,573
Security Description	Shares	Value
Mazda Motor Corp.	16,200	$ 194,540
Mebuki Financial Group, Inc.	244,400	845,615
MEIJI Holdings Co., Ltd.	3,200	214,958
Mitsubishi Chemical Holdings Corp.	207,000	1,981,886
Mitsubishi Corp.	144,700	4,460,049
Mitsubishi Electric Corp.	206,000	2,822,899
Mitsubishi Estate Co., Ltd.	186,018	3,164,034
Mitsubishi Heavy Industries, Ltd.	38,700	1,494,712
Mitsubishi UFJ Financial Group, Inc.	861,400	5,377,636
Mitsui & Co., Ltd.	203,100	3,612,832
Mitsui Chemicals, Inc.	38,800	970,470
Mitsui Fudosan Co., Ltd.	26,600	629,726
Mizuho Financial Group, Inc.	1,193,700	2,082,945
MS&AD Insurance Group Holdings, Inc.	62,000	2,070,942
Murata Manufacturing Co., Ltd.	18,500	2,844,588
NEC Corp.	17,800	492,072
Nexon Co., Ltd. (b)	22,200	290,241
Nidec Corp.	25,600	3,683,867
Nintendo Co., Ltd.	7,300	2,664,595
Nippon Steel & Sumitomo Metal Corp.	67,600	1,430,441
Nippon Telegraph & Telephone Corp.	63,200	2,855,504
Nippon Yusen KK	19,400	364,994
Nissan Motor Co., Ltd. (a)	206,700	1,935,339
Nitori Holdings Co., Ltd.	3,100	444,729
Nitto Denko Corp.	20,600	1,544,479
Nomura Holdings, Inc.	228,000	1,089,366
NTT Data Corp.	103,500	1,433,336
NTT DOCOMO, Inc.	129,900	3,493,811
Obayashi Corp.	149,300	1,414,331
Ono Pharmaceutical Co., Ltd.	25,700	727,433
Oriental Land Co., Ltd.	5,800	606,629
ORIX Corp.	165,100	2,677,415
Osaka Gas Co., Ltd.	79,800	1,556,867
Otsuka Holdings Co., Ltd.	10,600	534,456
Panasonic Corp.	208,200	2,425,960
Rakuten, Inc.	45,100	345,759
Recruit Holdings Co., Ltd.	45,700	1,525,680
Resona Holdings, Inc.	62,000	348,414
Rohm Co., Ltd.	20,500	1,494,387
Ryohin Keikaku Co., Ltd.	1,300	386,847
SBI Holdings, Inc.	4,800	149,175
Secom Co., Ltd.	20,700	1,687,929
Seven & i Holdings Co., Ltd.	82,700	3,684,131
Sharp Corp.	7,100	144,332
Shin-Etsu Chemical Co., Ltd.	37,100	3,287,507
Shionogi & Co., Ltd.	18,900	1,235,318
Shiseido Co., Ltd.	23,800	1,843,696
Shizuoka Bank, Ltd.	160,800	1,443,993
Showa Denko KK	2,800	154,563
SMC Corp.	1,900	608,214
SoftBank Group Corp.	69,300	6,998,028
Sompo Holdings, Inc.	56,500	2,407,039

7

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Sony Corp.	103,100	$ 6,322,970
Start Today Co., Ltd.	3,500	106,000
Subaru Corp.	24,400	747,563
Sumitomo Chemical Co., Ltd.	207,000	1,211,912
Sumitomo Corp.	103,400	1,724,623
Sumitomo Electric Industries, Ltd.	82,700	1,297,455
Sumitomo Mitsui Financial Group, Inc.	66,300	2,676,866
Sumitomo Mitsui Trust Holdings, Inc.	20,600	848,049
Suzuki Motor Corp.	9,000	515,667
Sysmex Corp.	6,300	542,448
T&D Holdings, Inc.	41,100	678,457
Takeda Pharmaceutical Co., Ltd. (a)	70,600	3,021,408
TDK Corp. (a)	20,700	2,257,983
Teijin, Ltd.	68,500	1,314,095
Terumo Corp.	47,600	2,820,337
Tohoku Electric Power Co., Inc.	41,500	563,393
Tokio Marine Holdings, Inc.	62,000	3,076,938
Tokyo Electric Power Co. Holdings, Inc. (b)	144,600	710,365
Tokyo Electron, Ltd.	18,600	2,556,200
Tokyo Gas Co., Ltd.	74,600	1,834,049
Tokyu Corp.	109,500	2,003,266
Toppan Printing Co., Ltd.	103,500	1,662,962
Toray Industries, Inc.	207,000	1,555,439
Toshiba Corp. (b)	32,200	931,258
Toyota Motor Corp.	177,500	11,087,401
Toyota Tsusho Corp.	62,000	2,341,682
West Japan Railway Co.	21,300	1,485,384
Yahoo! Japan Corp.	268,800	967,902
Yakult Honsha Co., Ltd.	3,400	278,681
Yamada Denki Co., Ltd. (a)	124,500	630,255
Yamaha Corp.	28,100	1,489,299
Yamaha Motor Co., Ltd.	62,100	1,741,326
		262,978,256
LUXEMBOURG — 0.1%
ArcelorMittal	40,532	1,261,688
SES SA	26,822	588,805
		1,850,493
MACAU — 0.0% (f)
MGM China Holdings, Ltd. (a)	64,800	102,687
Wynn Macau, Ltd.	67,600	155,504
		258,191
MALAYSIA — 0.5%
AirAsia Group Bhd	544,800	415,988
Alliance Bank Malaysia Bhd	676,600	683,385
AMMB Holdings Bhd (a)	217,900	217,452
Astro Malaysia Holdings Bhd	101,100	35,911
British American Tobacco Malaysia Bhd	39,700	304,285
CIMB Group Holdings Bhd	434,478	630,956
Dialog Group Bhd	927,000	781,740
FGV Holdings Bhd	689,300	258,165
Security Description	Shares	Value
Gamuda Bhd	57,066	$ 46,331
Genting Bhd	192,500	363,278
Genting Malaysia Bhd	484,700	584,427
Genting Plantations Bhd	214,700	492,329
Hong Leong Financial Group Bhd	36,639	170,867
IOI Properties Group Bhd	634,000	255,837
Malaysia Airports Holdings Bhd	160,300	344,731
My EG Services Bhd	203,300	85,967
Petronas Chemicals Group Bhd	18,100	40,937
PPB Group Bhd	139,640	566,186
RHB Capital Bhd	118,010	153,982
Tenaga Nasional Bhd	164,900	616,009
UMW Holdings Bhd	95,200	115,478
Westports Holdings Bhd	162,100	148,841
		7,313,082
MEXICO — 0.8%
America Movil SAB de CV Series L	2,980,189	2,396,997
Cemex SAB de CV Series CPO (b)	1,760,528	1,237,126
Fomento Economico Mexicano SAB de CV	280,356	2,776,385
Fresnillo PLC	22,696	243,107
Grupo Financiero Banorte SAB de CV Series O	384,720	2,783,674
Grupo Mexico SAB de CV Class B	243,267	701,860
Grupo Televisa SAB Series CPO (a)	339,000	1,206,308
Industrias Penoles SAB de CV	17,514	301,937
Kimberly-Clark de Mexico SAB de CV Class A (b)	244,080	434,663
Wal-Mart de Mexico SAB de CV	313,121	954,974
		13,037,031
NETHERLANDS — 3.3%
Akzo Nobel NV	24,895	2,328,857
ASML Holding NV	32,521	6,077,696
Gemalto NV (b)	1,704	99,355
Heineken NV	26,408	2,477,142
ING Groep NV	255,412	3,317,856
Koninklijke Ahold Delhaize NV	142,574	3,270,593
Koninklijke DSM NV	24,068	2,550,611
Koninklijke KPN NV	497,706	1,313,410
Koninklijke Philips NV	107,690	4,907,588
NXP Semiconductors NV	20,084	1,717,182
Royal Dutch Shell PLC Class A	321,676	11,059,629
Royal Dutch Shell PLC Class B	287,281	10,073,765
Wolters Kluwer NV	38,304	2,388,227
		51,581,911
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (b)	60,175	449,196
Meridian Energy, Ltd.	241,447	525,821
Spark New Zealand, Ltd.	176,484	473,850
		1,448,867

8

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
NORWAY — 0.6%
DNB ASA	111,990	$ 2,355,100
Equinor ASA	94,846	2,673,014
Norsk Hydro ASA	183,225	1,099,355
Telenor ASA	80,634	1,575,390
Yara International ASA	20,641	1,013,128
		8,715,987
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	20,280	271,955
Credicorp, Ltd.	7,796	1,739,132
		2,011,087
PHILIPPINES — 0.2%
Alliance Global Group, Inc. (b)	641,100	148,083
Ayala Land, Inc.	561,600	416,289
BDO Unibank, Inc.	42,567	94,383
DMCI Holdings, Inc.	1,518,450	319,822
Globe Telecom, Inc.	3,010	122,562
GT Capital Holdings, Inc.	8,803	133,601
JG Summit Holdings, Inc.	267,990	267,593
Jollibee Foods Corp.	115,140	547,677
Megaworld Corp.	1,833,300	149,297
Metro Pacific Investments Corp.	3,998,700	351,542
PLDT, Inc. ADR	16,977	436,309
SM Prime Holdings, Inc.	595,300	398,299
Universal Robina Corp.	67,790	181,300
		3,566,757
POLAND — 0.2%
Alior Bank SA (b)	39,385	673,138
Bank Millennium SA (b)	137,731	345,626
CCC SA	8,214	490,242
CD Projekt SA (b)	3,490	177,336
Grupa Azoty SA	12,788	109,628
LPP SA	48	112,314
Orange Polska SA (b)	99,572	119,937
Polski Koncern Naftowy ORLEN SA	19,193	525,893
Powszechna Kasa Oszczednosci Bank Polski SA	51,994	605,122
Santander Bank Polska SA	3,922	399,637
		3,558,873
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	175,656	648,390
Jeronimo Martins SGPS SA	22,257	327,926
		976,316
QATAR — 0.1%
Commercial Bank PQSC	28,177	312,605
Ezdan Holding Group QSC (b)	68,778	200,205
Qatar Electricity & Water Co. QSC	10,449	549,495
Qatar National Bank QPSC	24,310	1,181,620
		2,243,925
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	26,564	241,289
Security Description	Shares	Value
RUSSIA — 0.9%
Gazprom PJSC ADR	486,771	$ 2,433,855
LUKOIL PJSC ADR	54,457	4,162,693
Magnit PJSC GDR	8,754	124,351
MMC Norilsk Nickel PJSC ADR (a)	41,087	706,286
Mobile TeleSystems PJSC ADR	97,204	829,150
RusHydro PJSC ADR (c)	58,736	52,275
RusHydro PJSC ADR (c)	128,062	114,615
Sberbank of Russia PJSC ADR	128,137	1,624,777
Surgutneftegas PJSC ADR	135,522	772,475
Tatneft PJSC ADR	39,370	3,011,805
		13,832,282
SINGAPORE — 1.0%
CapitaLand, Ltd.	413,000	1,018,634
DBS Group Holdings, Ltd.	224,158	4,280,223
Singapore Exchange, Ltd.	413,000	2,227,694
Singapore Press Holdings, Ltd. (a)	620,300	1,302,932
Singapore Telecommunications, Ltd.	1,008,900	2,392,385
United Overseas Bank, Ltd.	210,929	4,180,450
Venture Corp., Ltd.	3,400	43,870
		15,446,188
SOUTH AFRICA — 1.5%
Anglo American Platinum, Ltd.	7,706	251,580
AngloGold Ashanti, Ltd.	43,298	374,502
Aspen Pharmacare Holdings, Ltd.	25,906	310,076
Bid Corp., Ltd. (a)	24,105	502,362
Bidvest Group, Ltd. (a)	29,353	383,733
Capitec Bank Holdings, Ltd.	5,347	387,006
Coronation Fund Managers, Ltd.	48,174	183,454
Discovery, Ltd.	79,185	951,255
Exxaro Resources, Ltd. (a)	7,215	74,112
FirstRand, Ltd.	335,834	1,610,674
Fortress REIT, Ltd. Class B (a)	143,714	154,669
Foschini Group, Ltd.	32,147	393,840
Gold Fields, Ltd.	79,420	190,984
Imperial Holdings, Ltd.	22,453	277,663
Mr. Price Group, Ltd.	32,525	524,629
MTN Group, Ltd.	130,635	808,481
Naspers, Ltd. Class N	34,202	7,375,475
Old Mutual, Ltd.	590,638	1,249,145
Pioneer Foods Group, Ltd.	31,559	205,171
PSG Group, Ltd.	16,911	273,659
Rand Merchant Investment Holdings, Ltd.	37,283	101,722
Remgro, Ltd. (a)	40,281	561,465
Resilient REIT, Ltd.	51,450	211,344
Sanlam, Ltd.	247,981	1,386,293
Sasol, Ltd.	45,319	1,753,450
Standard Bank Group, Ltd.	136,022	1,682,102
Truworths International, Ltd.	60,152	354,929
Woolworths Holdings, Ltd.	64,534	226,191
		22,759,966

9

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
SOUTH KOREA — 3.7%
Amorepacific Corp.	582	$ 136,941
Amorepacific Corp. Preference Shares	2,203	273,079
AMOREPACIFIC Group	544	45,756
BGF retail Co., Ltd.	805	149,135
Celltrion Healthcare Co., Ltd. (b)	578	48,043
Celltrion Pharm, Inc. (b)	405	29,209
Celltrion, Inc. (a)(b)	7,184	1,923,505
CJ CheilJedang Corp.	2,478	745,020
CJ Corp.	814	99,067
Coway Co., Ltd.	3,302	258,385
E-MART, Inc.	2,880	538,742
Hana Financial Group, Inc.	38,078	1,529,299
Hanmi Pharm Co., Ltd.	459	206,897
Hanmi Science Co., Ltd.	1,909	151,102
Hanssem Co., Ltd.	1,226	84,662
HDC Hyundai Development Co-Engineering & Construction (b)	6,755	309,966
HLB, Inc. (b)	2,084	225,637
Hotel Shilla Co., Ltd.	3,555	347,728
Hyundai Department Store Co., Ltd.	4,841	433,802
Hyundai Engineering & Construction Co., Ltd.	2,944	179,148
Hyundai Heavy Industries Co., Ltd. (b)	4,938	598,748
Hyundai Heavy Industries Holdings Co., Ltd. (b)	868	316,917
Hyundai Mobis Co., Ltd.	6,742	1,385,780
Hyundai Motor Co.	14,877	1,736,824
Hyundai Steel Co.	6,865	349,671
KB Financial Group, Inc.	48,973	2,392,911
Kia Motors Corp.	29,554	935,177
Korea Aerospace Industries, Ltd. (b)	4,682	148,153
Korea Electric Power Corp. ADR (a)	50,085	659,619
Korea Zinc Co., Ltd.	2,558	1,005,443
KT Corp. ADR	40,883	607,113
KT&G Corp.	14,293	1,340,069
LG Chem, Ltd.	1,550	510,728
LG Chem, Ltd. Preference Shares	587	107,954
LG Electronics, Inc.	16,048	1,027,188
LG Household & Health Care, Ltd.	1,408	1,619,660
Lotte Chemical Corp.	2,844	712,763
NAVER Corp.	2,960	1,910,624
NCSoft Corp.	2,479	988,918
Pearl Abyss Corp. (b)	814	156,893
POSCO ADR	29,903	1,973,598
Samsung Biologics Co., Ltd. (b)(d)	677	325,912
Samsung C&T Corp.	4,690	547,537
Samsung Electro-Mechanics Co., Ltd.	1,557	195,108
Security Description	Shares	Value
Samsung Electronics Co., Ltd. GDR	15,491	$ 16,219,077
Samsung Electronics Co., Ltd. Preference Shares	28,137	960,095
Samsung Fire & Marine Insurance Co., Ltd.	4,999	1,279,888
Samsung Heavy Industries Co., Ltd. (b)	33,818	246,337
Samsung SDI Co., Ltd.	1,969	458,856
Samsung SDS Co., Ltd.	1,855	386,302
Samsung Securities Co., Ltd.	27,850	819,745
Shinhan Financial Group Co., Ltd.	43,479	1,763,854
SillaJen, Inc. (b)	2,528	233,371
SK Holdings Co., Ltd.	4,531	1,172,321
SK Hynix, Inc.	39,430	2,598,452
SK Innovation Co., Ltd.	6,478	1,255,596
SK Telecom Co., Ltd. ADR (a)	20,267	565,044
ViroMed Co., Ltd. (b)	652	141,539
		57,368,908
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	43,166	1,839,036
Aena SME SA (d)	1,036	179,895
Amadeus IT Group SA	25,394	2,360,199
Banco Bilbao Vizcaya Argentaria SA	476,177	3,036,406
Banco de Sabadell SA	247,963	385,644
Banco Santander SA	1,182,475	5,954,567
CaixaBank SA	34,898	159,623
Ferrovial SA	82,802	1,718,638
Iberdrola SA	546,343	4,021,950
Industria de Diseno Textil SA	99,020	3,002,955
Mapfre SA	237,268	744,635
Naturgy Energy Group SA	34,686	947,166
Repsol SA	111,127	2,215,555
Telefonica SA	371,598	2,942,723
		29,508,992
SWEDEN — 1.9%
Assa Abloy AB Class B	129,778	2,607,030
Atlas Copco AB Class B	90,035	2,400,913
Epiroc AB Class B (b)	90,035	926,349
Essity AB Class B	5,718	143,638
Hennes & Mauritz AB Class B (a)	80,742	1,491,147
Husqvarna AB Class B	207,680	1,767,797
Nordea Bank AB	224,447	2,444,557
Sandvik AB	112,077	1,988,052
Securitas AB Class B	67,579	1,175,938
Skandinaviska Enskilda Banken AB Class A	120,957	1,349,770
Skanska AB Class B	67,380	1,322,491
SKF AB Class B	55,183	1,088,060
Svenska Handelsbanken AB Class A	148,555	1,875,062
Swedbank AB Class A	73,682	1,825,231
Tele2 AB Class B	92,783	1,116,334

10

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	283,424	$ 2,513,885
Telia Co. AB	163,500	750,469
Volvo AB Class B	116,321	2,054,832
		28,841,555
SWITZERLAND — 6.1%
ABB, Ltd.	197,498	4,688,758
Adecco Group AG	16,746	883,588
Cie Financiere Richemont SA	42,344	3,467,977
Coca-Cola HBC AG (b)	13,374	455,717
Credit Suisse Group AG (b)	156,209	2,358,807
Ferguson PLC	19,572	1,662,814
Geberit AG	4,549	2,119,886
Givaudan SA	1,208	2,984,136
Glencore PLC (b)	861,181	3,725,066
Julius Baer Group, Ltd. (b)	12,956	651,381
Kuehne + Nagel International AG	9,707	1,545,289
LafargeHolcim, Ltd. (b)	27,542	1,366,104
Lonza Group AG (b)	4,529	1,553,250
Nestle SA	243,458	20,392,848
Novartis AG	183,844	15,884,965
Roche Holding AG	53,639	13,055,561
SGS SA	827	2,187,723
Sika AG	9,652	1,412,030
Sonova Holding AG	2,455	490,849
STMicroelectronics NV	30,995	564,131
Swatch Group AG	4,733	1,891,165
Swiss Re AG	28,274	2,622,466
Temenos AG (b)	4,710	767,641
UBS Group AG (b)	276,527	4,387,969
Zurich Insurance Group AG	13,179	4,185,223
		95,305,344
TAIWAN — 2.8%
Acer, Inc. (b)	337,000	278,690
Advantech Co., Ltd.	28,599	213,090
Airtac International Group	10,000	97,927
ASE Technology Holding Co., Ltd.	171,000	417,237
Asustek Computer, Inc.	11,000	95,110
AU Optronics Corp. ADR (a)	276,506	1,164,090
Catcher Technology Co., Ltd.	32,000	352,144
Cathay Financial Holding Co., Ltd.	235,000	404,071
Chicony Electronics Co., Ltd.	173,443	351,056
China Airlines, Ltd.	1,014,000	307,192
China Development Financial Holding Corp.	460,000	171,749
China Life Insurance Co., Ltd.	215,493	216,672
Chunghwa Telecom Co., Ltd. ADR (a)	74,067	2,659,746
Compal Electronics, Inc.	243,000	150,816
CTBC Financial Holding Co., Ltd.	591,558	445,611
Delta Electronics, Inc.	89,785	385,217
E.Sun Financial Holding Co., Ltd.	891,184	658,180
Security Description	Shares	Value
Eclat Textile Co., Ltd.	15,650	$ 193,748
Eva Airways Corp.	553,241	269,074
Feng TAY Enterprise Co., Ltd.	41,036	252,670
Formosa Plastics Corp.	348,000	1,333,508
Foxconn Technology Co., Ltd.	24,240	59,145
Fubon Financial Holding Co., Ltd.	372,000	631,107
Giant Manufacturing Co., Ltd.	60,000	257,426
Globalwafers Co., Ltd.	28,000	308,584
Highwealth Construction Corp.	393,400	623,606
Hiwin Technologies Corp.	23,869	197,390
Hon Hai Precision Industry Co., Ltd. GDR	905,480	4,771,880
Hotai Motor Co., Ltd.	7,000	59,952
HTC Corp. (b)	64,000	85,101
Innolux Corp.	309,000	107,274
Largan Precision Co., Ltd.	6,000	714,309
Macronix International	152,980	127,513
MediaTek, Inc.	113,000	912,275
Mega Financial Holding Co., Ltd.	25,948	23,370
Micro-Star International Co., Ltd.	62,000	167,524
Pegatron Corp.	48,000	96,053
Phison Electronics Corp.	40,000	318,344
Pou Chen Corp.	151,000	159,491
Powertech Technology, Inc.	168,000	458,337
President Chain Store Corp.	35,000	410,949
Ruentex Development Co., Ltd. (b)	118,189	138,383
Standard Foods Corp.	236,822	394,018
TaiMed Biologics, Inc. (b)	14,000	86,431
Taishin Financial Holding Co., Ltd.	869,411	419,998
Taiwan Business Bank	2,123,859	772,110
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	375,818	16,596,123
Teco Electric and Machinery Co., Ltd.	406,000	294,531
Uni-President Enterprises Corp.	382,000	997,131
United Microelectronics Corp. ADR (a)	847,704	2,187,076
Walsin Technology Corp.	28,000	195,330
Win Semiconductors Corp.	33,000	145,367
Yageo Corp. (a)	21,169	318,232
Zhen Ding Technology Holding, Ltd.	122,000	272,505
		43,724,463
THAILAND — 0.6%
Bangkok Bank PCL	207,276	1,397,222
Bumrungrad Hospital PCL (g)	81,500	468,738
Central Pattana PCL (g)	247,400	634,947
CP ALL PCL NVDR	373,000	795,826
Delta Electronics Thailand PCL (g)	123,500	266,361
Energy Absolute PCL	42,100	62,812
Indorama Ventures PCL (g)	151,500	276,392
IRPC PCL (g)	5,268,600	1,107,807

11

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Kasikornbank PCL	96,700	$ 651,843
Minor International PCL (g)	253,900	321,889
PTT PCL (g)	1,193,420	2,001,949
Siam Commercial Bank PCL NVDR	120,400	554,719
Thai Union Group PCL Class F (g)	291,900	161,565
TMB Bank PCL (g)	2,101,400	149,450
		8,851,520
TURKEY — 0.1%
Akbank T.A.S.	520,505	599,586
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	949,828	283,021
Turkiye Garanti Bankasi A/S	398,861	511,914
Turkiye Is Bankasi A/S Class C	554,311	407,846
		1,802,367
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	72,021	155,491
DP World, Ltd.	9,936	189,778
Emaar Malls PJSC	71,773	35,759
Emaar Properties PJSC	142,623	192,206
Emirates Telecommunications Group Co. PJSC (a)	14,069	63,967
First Abu Dhabi Bank PJSC	28,790	112,086
		749,287
UNITED KINGDOM — 10.7%
3i Group PLC	173,993	2,135,540
Anglo American PLC	108,249	2,432,222
Associated British Foods PLC	1,908	56,978
AstraZeneca PLC	92,694	7,207,930
Auto Trader Group PLC (d)	11,311	65,874
Aviva PLC	301,769	1,926,289
BAE Systems PLC	258,597	2,123,832
Barclays PLC	1,254,922	2,811,146
Barratt Developments PLC (a)	46,542	344,130
Berkeley Group Holdings PLC	4,094	196,414
BP PLC	1,529,859	11,756,606
British American Tobacco PLC	170,704	7,979,329
British Land Co. PLC REIT	225,123	1,810,749
BT Group PLC	587,287	1,725,463
Burberry Group PLC	55,213	1,450,810
Centrica PLC	662,475	1,338,181
CNH Industrial NV	69,674	837,587
Compass Group PLC	194,141	4,319,072
Diageo PLC	184,170	6,530,136
Experian PLC	79,200	2,035,147
Fiat Chrysler Automobiles NV (b)	108,466	1,907,890
G4S PLC	122,289	385,920
GlaxoSmithKline PLC	357,186	7,158,234
Hammerson PLC REIT	157,582	938,494
HSBC Holdings PLC	1,526,825	13,336,090
Imperial Brands PLC (a)	94,937	3,306,766
Security Description	Shares	Value
InterContinental Hotels Group PLC	13,998	$ 872,545
ITV PLC	55,488	114,219
J Sainsbury PLC	208,167	873,559
John Wood Group PLC	28,291	284,665
Land Securities Group PLC REIT	104,857	1,207,950
Legal & General Group PLC	94,405	322,791
Lloyds Banking Group PLC	4,213,468	3,256,632
Marks & Spencer Group PLC	174,500	657,184
Micro Focus International PLC	25,110	468,085
National Grid PLC	383,785	3,960,757
Next PLC	17,675	1,266,316
Pearson PLC	93,810	1,088,763
Persimmon PLC	15,216	469,273
Prudential PLC	142,964	3,280,274
Randgold Resources, Ltd.	5,811	412,992
Reckitt Benckiser Group PLC	48,689	4,454,660
RELX PLC (c)	136,581	2,878,232
RELX PLC (c)	126,987	2,668,928
Rio Tinto PLC	93,153	4,713,274
Rio Tinto, Ltd. (a)	32,617	1,858,739
Rolls-Royce Holdings PLC (b)	152,953	1,969,451
Royal Bank of Scotland Group PLC	229,462	748,075
RSA Insurance Group PLC	97,029	727,551
Sage Group PLC	188,615	1,442,329
Segro PLC REIT	96,182	799,968
Severn Trent PLC	61,699	1,487,679
Shire PLC	59,405	3,581,690
Sky PLC	106,456	2,400,265
Smith & Nephew PLC	130,056	2,373,545
Smiths Group PLC	31,160	607,684
SSE PLC	139,648	2,086,957
Standard Chartered PLC	212,931	1,767,108
Standard Life Aberdeen PLC	270,618	1,079,519
Taylor Wimpey PLC	184,415	413,155
Tesco PLC	760,566	2,378,374
Unilever NV	131,709	7,337,683
Unilever PLC	107,486	5,909,444
United Utilities Group PLC	91,417	839,255
Vodafone Group PLC	2,206,781	4,733,902
Whitbread PLC	13,371	822,477
WPP PLC	111,321	1,632,415
		166,365,193
UNITED STATES — 0.1%
Bausch Health Cos., Inc. (b)	29,470	756,243
TOTAL COMMON STOCKS (Cost $1,477,726,224)		1,540,816,503

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (h) (i)	48,847	48,847

12

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	24,362,815	$ 24,362,815
TOTAL SHORT-TERM INVESTMENTS (Cost $24,411,662)		24,411,662
TOTAL INVESTMENTS — 100.9% (Cost $1,502,137,886)		1,565,228,165
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(14,336,213)
NET ASSETS — 100.0%		$ 1,550,891,952

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $5,389,098 representing 0.3% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 73,520,948	$ —	$ —	$ 73,520,948
Austria	4,207,456	—	—	4,207,456
Belgium	12,994,876	—	—	12,994,876
Brazil	23,424,863	—	—	23,424,863
Canada	103,759,260	—	—	103,759,260
Chile	3,419,737	—	—	3,419,737
China	111,250,537	—	0(a)	111,250,537
Colombia	1,402,782	—	—	1,402,782
Denmark	18,336,895	—	—	18,336,895
Egypt	720,306	—	—	720,306
Finland	12,355,629	—	—	12,355,629
13

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
France	$ 113,098,322	$ —	$ —	$ 113,098,322
Germany	98,244,084	—	—	98,244,084
Greece	1,283,035	—	—	1,283,035
Hong Kong	43,292,379	—	0(a)	43,292,379
Hungary	1,986,987	—	—	1,986,987
India	31,156,202	—	—	31,156,202
Indonesia	7,849,076	—	—	7,849,076
Ireland	7,339,047	—	—	7,339,047
Israel	6,976,306	—	—	6,976,306
Italy	19,103,403	—	—	19,103,403
Japan	262,978,256	—	—	262,978,256
Luxembourg	1,850,493	—	—	1,850,493
Macau	258,191	—	—	258,191
Malaysia	7,313,082	—	—	7,313,082
Mexico	13,037,031	—	—	13,037,031
Netherlands	51,581,911	—	—	51,581,911
New Zealand	1,448,867	—	—	1,448,867
Norway	8,715,987	—	—	8,715,987
Peru	2,011,087	—	—	2,011,087
Philippines	3,566,757	—	—	3,566,757
Poland	3,558,873	—	—	3,558,873
Portugal	976,316	—	—	976,316
Qatar	2,243,925	—	—	2,243,925
Romania	241,289	—	—	241,289
Russia	13,832,282	—	—	13,832,282
Singapore	15,446,188	—	—	15,446,188
South Africa	22,759,966	—	—	22,759,966
South Korea	57,368,908	—	—	57,368,908
Spain	29,508,992	—	—	29,508,992
Sweden	28,841,555	—	—	28,841,555
Switzerland	95,305,344	—	—	95,305,344
Taiwan	43,724,463	—	—	43,724,463
Thailand	3,462,422	5,389,098	—	8,851,520
Turkey	1,802,367	—	—	1,802,367
United Arab Emirates	749,287	—	—	749,287
United Kingdom	166,365,193	—	—	166,365,193
United States	756,243	—	—	756,243
Short-Term Investments	24,411,662	—	—	24,411,662
TOTAL INVESTMENTS	$1,559,839,067	$5,389,098	$ 0	$1,565,228,165

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
14

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,559,265	$ 1,559,265	$ 54,308,324	$ 55,818,742	$—	$—	48,847	$ 48,847	$ 21,663	$—
State Street Navigator Securities Lending Government Money Market Portfolio	19,433,641	19,433,641	399,885,592	394,956,418	—	—	24,362,815	24,362,815	420,778	—
Total		$20,992,906	$454,193,916	$450,775,160	$—	$—		$24,411,662	$442,441	$—
15	ARCWI

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 6.2%
AES Tiete Energia SA	47,481	$ 112,950
Aliansce Shopping Centers SA	96,393	357,472
Alpargatas SA	107,800	330,671
Alupar Investimento SA	47,005	186,558
Anima Holding SA	79,650	273,242
Arezzo Industria e Comercio SA	46,799	502,261
Banco ABC Brasil SA Preference Shares	84,412	295,074
Banco ABC Brasil SA	3,192	11,038
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	114,900	430,996
Banco Inter SA Preference Shares (a)	24,800	188,722
BK Brasil Operacao e Assessoria a Restaurantes SA (b)	83,400	280,885
BR Malls Participacoes SA (b)	546,400	1,316,214
BR Properties SA	93,252	178,633
Cia de Gas de Sao Paulo - COMGAS Class A, Preference Shares	17,500	215,773
Cia de Locacao das Americas	30,800	207,465
Cia de Saneamento de Minas Gerais-COPASA	52,621	513,093
Cia de Saneamento do Parana Preference Shares	180,267	375,561
Cia Energetica de Sao Paulo Class B, Preference Shares	104,315	387,895
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	94,713	458,677
Cia Hering	129,396	575,770
Cia Paranaense de Energia	67,200	338,394
Construtora Tenda SA (b)	25,042	166,171
Cosan Logistica SA (b)	79,167	200,220
Cosan, Ltd. Class A	97,115	653,584
CVC Brasil Operadora e Agencia de Viagens SA	105,258	1,141,522
Cyrela Brazil Realty SA Empreendimentos e Participacoes	162,500	437,017
Direcional Engenharia SA (b)	173,696	297,065
Dommo Energia SA (b)	891,900	317,136
Duratex SA	175,336	396,460
EcoRodovias Infraestrutura e Logistica SA	140,177	251,322
EDP - Energias do Brasil SA	191,600	613,631
Eneva SA (b)	114,400	379,562
Estacio Participacoes SA	212,000	1,326,609
Even Construtora e Incorporadora SA (b)	74,258	56,713
Ez Tec Empreendimentos e Participacoes SA	89,105	374,845
Fleury SA	104,500	557,361
Gafisa SA (b)	66,003	184,942
Grendene SA	140,600	236,942
Guararapes Confeccoes SA	7,700	200,523
Security Description	Shares	Value
Iguatemi Empresa de Shopping Centers SA	39,900	$ 310,224
Instituto Hermes Pardini SA	51,600	194,588
Iochpe Maxion SA	107,777	515,466
Light SA	73,024	233,506
Linx SA	67,813	277,973
Magnesita Refratarios SA	40,637	722,472
Mahle-Metal Leve SA	36,535	221,851
Marcopolo SA Preference Shares	498,833	427,191
Marfrig Global Foods SA (b)	206,416	273,943
Metalurgica Gerdau SA Preference Shares	486,685	972,505
Minerva SA (b)	42,186	52,923
Movida Participacoes SA	121,700	178,578
MRV Engenharia e Participacoes SA	254,119	782,042
Multiplus SA	33,500	204,428
Nexa Resources SA (b)(c)	21,500	259,290
Odontoprev SA	141,800	454,848
Oi SA Preference Shares (b)	774,341	389,735
Oi SA (b)	853,200	480,700
Omega Geracao SA	50,300	185,151
QGEP Participacoes SA	174,006	577,326
Qualicorp Consultoria e Corretora de Seguros SA	149,400	616,522
Randon SA Implementos e Participacoes Preference Shares	264,247	414,215
Santos Brasil Participacoes SA	162,972	107,327
Sao Martinho SA	77,585	355,913
Ser Educacional SA (a)	56,670	234,709
SLC Agricola SA	71,211	1,087,543
Smiles Fidelidade SA	40,700	468,806
Tegma Gestao Logistica SA	47,400	198,452
TOTVS SA	89,344	561,539
Transmissora Alianca de Energia Eletrica SA	180,200	902,455
Tupy SA	34,900	177,141
Unipar Carbocloro SA Preference Shares	23,400	238,831
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	77,302	243,507
Via Varejo SA	93,200	348,197
Vulcabras Azaleia SA (b)	138,200	174,759
Wiz Solucoes e Corretagem de Seguros SA	91,400	178,518
		29,352,143
CHILE — 1.5%
Besalco SA	128,680	117,494
CAP SA	62,087	623,572
Engie Energia Chile SA	153,819	294,019
Inversiones Aguas Metropolitanas SA	510,825	757,804
Inversiones La Construccion SA	46,953	817,335
Ripley Corp. SA	1,003,014	934,920
Salfacorp SA	446,290	764,566
SMU SA (b)	2,137,533	643,658
Sociedad Matriz SAAM SA	6,959,615	663,147

16

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
SONDA SA	216,036	$ 323,916
Vina Concha y Toro SA	617,798	1,234,097
		7,174,528
CHINA — 14.2%
21Vianet Group, Inc. ADR (b)	62,278	629,008
361 Degrees International, Ltd.	981,000	249,484
500.com, Ltd. Class A, ADR (b)(c)	29,159	322,499
AK Medical Holdings, Ltd. (a)	240,000	165,012
Anhui Expressway Co., Ltd. Class H	290,000	176,041
Anton Oilfield Services Group (b)(c)	1,470,000	244,220
Ausnutria Dairy Corp., Ltd.	387,000	420,389
Beijing Capital Land, Ltd. Class H	1,204,400	441,747
Beijing Enterprises Clean Energy Group, Ltd. (b)(c)	11,303,885	203,689
BEST, Inc. ADR (b)(c)	106,800	632,256
Bitauto Holdings, Ltd. ADR (b)(c)	22,800	524,400
Boshiwa International Holding, Ltd. (b)(c)(d)	1,843,000	—
Boyaa Interactive International, Ltd. (b)	356,000	85,532
Bright Scholar Education Holdings, Ltd. ADR (c)	18,300	226,737
CAR, Inc. (b)	227,000	179,572
Central China Real Estate, Ltd.	440,000	178,814
CGN Meiya Power Holdings Co., Ltd. (a)(b)	1,864,000	307,296
Changyou.com, Ltd. ADR	15,712	207,398
Chaowei Power Holdings, Ltd.	762,000	334,992
Cheetah Mobile, Inc. ADR (b)(c)	37,899	372,547
China Aerospace International Holdings, Ltd.	2,396,000	192,907
China Aircraft Leasing Group Holdings, Ltd.	529,500	574,506
China Animal Healthcare, Ltd. (b)(c)(d)	1,059,700	—
China BlueChemical, Ltd. Class H	1,928,000	781,066
China Customer Relations Centers, Inc. (b)	15,300	212,364
China Datang Corp. Renewable Power Co., Ltd. Class H	1,419,000	204,919
China Distance Education Holdings, Ltd. ADR	36,923	305,722
China Dongxiang Group Co., Ltd.	4,371,000	731,768
China Electronics Huada Technology Co., Ltd. (c)	1,238,000	126,570
China Electronics Optics Valley Union Holding Co., Ltd.	1,520,000	93,241
China Everbright Greentech, Ltd. (a)	285,000	243,300
China Fangda Group Co., Ltd. Class B	441,050	215,878
China Foods, Ltd.	758,000	385,544
China Forestry Holdings Co., Ltd. (b)(c)(d)	1,642,000	—
Security Description	Shares	Value
China Greenland Broad Greenstate Group Co., Ltd. (c)	116,000	$ 11,118
China Harmony New Energy Auto Holding, Ltd. (c)	726,500	302,674
China Hongxing Sports, Ltd. (b)(c)(d)	4,053,000	—
China Huiyuan Juice Group, Ltd. (b)(e)	1,494,400	385,780
China Lesso Group Holdings, Ltd.	397,000	225,266
China Lilang, Ltd.	620,000	579,995
China Logistics Property Holdings Co., Ltd. (a)(b)	1,247,000	436,655
China Maple Leaf Educational Systems, Ltd.	1,356,000	710,501
China Meidong Auto Holdings, Ltd.	368,000	172,598
China Metal Resources Utilization, Ltd. (a)(b)	316,000	180,112
China Modern Dairy Holdings, Ltd. (b)(c)	2,460,000	342,675
China New Higher Education Group, Ltd. (a)	335,000	230,757
China Nuclear Energy Technology Corp., Ltd. (b)	1,276,000	122,302
China Overseas Grand Oceans Group, Ltd. (c)	1,139,000	366,814
China Overseas Property Holdings, Ltd. (c)	1,721,232	494,929
China Pioneer Pharma Holdings, Ltd.	483,000	108,021
China Power Clean Energy Development Co., Ltd.	535,000	194,175
China Rare Earth Holdings, Ltd. (b)	1,856,400	85,407
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	627,500	570,972
China SCE Property Holdings, Ltd.	2,346,800	905,741
China Shanshui Cement Group, Ltd. (b)(c)(d)	1,224,000	—
China Shineway Pharmaceutical Group, Ltd.	356,000	486,805
China Silver Group, Ltd. (b)(c)	1,056,000	151,148
China Singyes Solar Technologies Holdings, Ltd. (c)	553,600	191,728
China South City Holdings, Ltd.	1,024,000	167,506
China Suntien Green Energy Corp., Ltd. Class H	1,619,000	451,050
China Tian Lun Gas Holdings, Ltd.	199,500	183,058
China Travel International Investment Hong Kong, Ltd.	3,472,000	1,118,154
China Unienergy Group, Ltd. (b)	102,000	188,751
China Xinhua Education Group, Ltd.	536,000	167,138
China Yongda Automobiles Services Holdings, Ltd.	776,000	697,169

17

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
China Yuhua Education Corp., Ltd. (a)	612,000	$ 295,641
China ZhengTong Auto Services Holdings, Ltd.	600,500	394,455
Chinasoft International, Ltd. (b)	1,880,000	1,254,150
Chlitina Holding, Ltd.	67,678	512,024
Chong Sing Holdings FinTech Group (b)	9,480,000	508,837
CIMC Enric Holdings, Ltd.	320,000	333,704
CITIC Resources Holdings, Ltd. (c)	3,373,000	331,916
CITIC Telecom International Holdings, Ltd.	1,905,000	650,021
Colour Life Services Group Co., Ltd. (b)(c)	523,000	301,439
Consun Pharmaceutical Group, Ltd.	515,600	411,167
Coolpad Group, Ltd. (b)(c)(d)	2,353,600	—
Cosmo Lady China Holdings Co., Ltd. (a)(c)	361,000	158,242
CPMC Holdings, Ltd. (c)	534,000	202,001
Crystal International Group, Ltd. (a)	369,000	242,388
CSSC Offshore and Marine Engineering Group Co., Ltd. Class H (b)	214,000	177,766
CT Environmental Group, Ltd. (c)	3,313,900	385,391
Dah Chong Hong Holdings, Ltd.	1,224,000	477,092
Daqo New Energy Corp. ADR (b)	7,916	206,687
Dongjiang Environmental Co., Ltd. Class H	154,600	180,978
Dongyue Group, Ltd.	534,000	368,516
Eastern Communications Co., Ltd. Class B	246,074	127,220
eHi Car Services, Ltd. ADR (b)(c)	18,200	206,570
Fang Holdings, Ltd. ADR (b)	171,787	444,928
Fanhua, Inc. ADR (c)	38,523	1,040,891
FIH Mobile, Ltd. (b)	1,889,000	217,268
First Tractor Co., Ltd. Class H (b)	124,500	36,436
Foshan Electrical and Lighting Co., Ltd. Class B	173,580	90,950
Foxsemicon Integrated Technology, Inc.	85,050	385,793
Fu Shou Yuan International Group, Ltd.	1,406,000	1,097,862
Fufeng Group, Ltd. (b)(c)	1,147,600	558,775
Genertec Universal Medical Group Co., Ltd. (a)(c)	922,900	708,843
Golden Eagle Retail Group, Ltd.	168,000	182,709
Goodbaby International Holdings, Ltd. (c)	918,000	367,205
Grand Baoxin Auto Group, Ltd.	896,601	264,687
Greatview Aseptic Packaging Co., Ltd.	992,048	632,637
GreenTree Hospitality Group, Ltd. ADR (b)	14,300	181,610
Guorui Properties, Ltd. (c)	1,114,000	290,427
Guotai Junan International Holdings, Ltd.	1,603,000	280,657
Security Description	Shares	Value
Haichang Ocean Park Holdings, Ltd. (a)(b)	808,000	$ 172,444
Hailiang Education Group, Inc. ADR (b)	2,400	164,664
Harbin Electric Co., Ltd. Class H (c)	698,000	219,438
Hengxing Gold Holding Co., Ltd.	210,000	219,530
HNA Holding Group Co., Ltd. (b)(c)	3,934,000	98,037
Hollysys Automation Technologies, Ltd.	45,721	977,058
Honghua Group, Ltd. (b)(c)	2,640,000	222,674
Huadian Energy Co., Ltd. Class B (b)	345,900	105,500
Huadian Fuxin Energy Corp., Ltd. Class H	966,000	195,054
Huangshan Tourism Development Co., Ltd. Class B	427,861	527,125
HUYA, Inc. ADR (b)	9,400	221,652
iKang Healthcare Group, Inc. ADR (b)(c)	16,200	293,220
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	136,900	133,614
Jiangnan Group, Ltd. (b)(c)	504,000	27,052
Jinchuan Group International Resources Co., Ltd. (b)	2,289,000	310,079
Jingrui Holdings, Ltd.	487,000	155,593
JinkoSolar Holding Co., Ltd. ADR (b)(c)	23,039	248,130
JNBY Design, Ltd.	115,000	203,990
Joy City Property, Ltd.	1,626,000	197,408
Jumei International Holding, Ltd. ADR (b)(c)	46,246	98,504
Jupai Holdings, Ltd. ADR	14,400	124,128
Kama Co., Ltd. Class B (b)	270,800	161,126
Kandi Technologies Group, Inc. (b)(c)	43,795	212,406
Kangda International Environmental Co., Ltd. (a)(b)	807,200	108,316
Kasen International Holdings, Ltd.	374,000	162,507
Konka Group Co., Ltd. Class B	374,000	131,917
Launch Tech Co., Ltd. Class H	176,000	186,686
LexinFintech Holdings, Ltd. ADR (b)(c)	33,900	336,627
Leyou Technologies Holdings, Ltd. (b)	1,414,200	460,863
Lifetech Scientific Corp. (b)(c)	2,406,000	593,436
LongiTech Smart Energy Holding, Ltd. (b)	593,000	155,357
Lonking Holdings, Ltd.	2,346,000	758,525
Luoyang Glass Co., Ltd. Class H (b)(c)	460,000	146,967
LVGEM China Real Estate Investment Co., Ltd.	394,000	122,859
Maoye International Holdings, Ltd.	1,618,000	134,404
Microport Scientific Corp.	238,000	315,107
National Agricultural Holdings, Ltd. (b)(c)(d)	396,000	30,112

18

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Noah Holdings, Ltd. ADR (b)(c)	24,783	$ 1,044,356
Ozner Water International Holding, Ltd. (a)(c)	1,273,000	294,461
Parkson Retail Group, Ltd. (b)	2,793,000	267,703
Poly Culture Group Corp., Ltd. Class H (c)	161,900	204,421
Poly Property Group Co., Ltd.	2,039,000	719,196
Powerlong Real Estate Holdings, Ltd.	1,305,000	553,694
PPDAI Group, Inc. ADR (b)	37,900	203,902
PW Medtech Group, Ltd. (b)	2,454,000	504,919
Q Technology Group Co., Ltd. (c)	278,000	179,770
Qudian, Inc. ADR (b)	36,900	192,249
Real Gold Mining, Ltd. (b)(c)(d)	251,500	—
Renhe Commercial Holdings Co., Ltd. (b)(c)	7,240,000	245,192
Ronshine China Holdings, Ltd. (b)	296,000	346,504
Seven Stars Cloud Group, Inc. (b)	36,500	138,335
Shandong Airlines Co., Ltd. Class B	216,700	345,617
Shang Gong Group Co., Ltd. Class B (b)	252,000	172,620
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	429,600	283,536
Shanghai Diesel Engine Co., Ltd. Class B	373,360	229,616
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (b)	98,000	101,445
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	483,000	247,521
Shanghai Haixin Group Co. Class B	645,708	316,397
Shanghai Highly Group Co., Ltd. Class B	259,900	258,341
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,042,000	292,962
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	115,600	118,952
Shanghai Jinjiang International Travel Co., Ltd. Class B	99,400	207,348
Shanghai Potevio Co., Ltd. Class B (b)(e)	79,800	32,080
Shanghai Shibei Hi-Tech Co., Ltd. Class B	446,200	170,895
Sheng Ye Capital, Ltd.	188,000	168,902
Shenzhen SEG Co., Ltd. Class B	150,300	54,743
Shougang Concord International Enterprises Co., Ltd. (b)	12,034,000	295,279
Shougang Fushan Resources Group, Ltd.	3,032,000	674,217
Shui On Land, Ltd.	478,000	111,178
Shunfeng International Clean Energy, Ltd. (b)(c)	1,445,300	61,876
Sichuan Expressway Co., Ltd. Class H	1,594,000	492,975
Silergy Corp.	64,000	1,152,851
Security Description	Shares	Value
Silver Grant International Industries, Ltd. (b)	730,000	$ 163,261
Sinofert Holdings, Ltd. (b)(c)	1,546,000	199,550
Sinopec Kantons Holdings, Ltd.	1,066,000	475,449
Sinosoft Technology Group, Ltd. (c)	707,200	212,389
Sinotrans Shipping, Ltd. (c)	2,109,000	695,372
Sinovac Biotech, Ltd. (b)(c)	63,250	486,393
Skyfame Realty Holdings, Ltd.	536,000	335,646
Sogou, Inc. ADR (b)	36,500	271,195
Sohu.com, Ltd. ADR (b)(c)	30,074	597,871
Springland International Holdings, Ltd.	1,318,000	288,027
Sun King Power Electronics Group (c)	1,089,000	192,056
Suncity Group Holdings, Ltd. (b)	240,000	41,100
Sunshine 100 China Holdings, Ltd. (a)(b)	459,000	184,776
Tarena International, Inc. ADR (c)	38,845	315,421
Tian Ge Interactive Holdings, Ltd. (a)(c)	720,000	445,348
Tiangong International Co., Ltd. (c)	1,664,000	370,019
Tianjin Development Holdings, Ltd. (c)	812,000	293,673
Tianjin Port Development Holdings, Ltd. (b)	3,956,000	449,953
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	351,300	344,274
Tianneng Power International, Ltd.	726,000	641,115
Tong Ren Tang Technologies Co., Ltd. Class H	733,000	1,073,519
Tongfang Kontafarma Holdings, Ltd. (b)	1,959,553	91,405
Tuniu Corp. ADR (b)(c)	88,394	634,669
V1 Group, Ltd. (b)(c)(e)	2,188,999	134,279
Virscend Education Co., Ltd. (a)	1,008,000	606,740
West China Cement, Ltd.	2,544,000	477,920
Wisdom Education International Holdings Co., Ltd. (c)	344,000	181,564
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)	148,000	221,294
Xiamen International Port Co., Ltd. Class H	2,038,000	289,100
Xi'an Haitiantian Holdings Co., Ltd. (b)	236,000	84,448
Xingda International Holdings, Ltd.	608,000	176,381
Xtep International Holdings, Ltd.	434,500	251,541
Xunlei, Ltd. ADR (b)(c)	19,824	143,922
Yadea Group Holdings, Ltd. (a)	590,000	204,335
Yestar Healthcare Holdings Co., Ltd. (c)	1,237,200	343,100
Yirendai, Ltd. ADR (c)	9,200	169,280
Zai Lab, Ltd. ADR (b)(c)	10,900	212,332
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	220,600	117,843

19

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Zhou Hei Ya International Holdings Co., Ltd. (a)(b)(c)	315,000	$ 188,801
		66,927,823
COLOMBIA — 0.2%
Avianca Holdings SA Preference Shares	184,332	131,294
Celsia SA ESP	236,885	346,226
Cemex Latam Holdings SA (b)	136,452	248,146
		725,666
CZECH REPUBLIC — 0.4%
Moneta Money Bank A/S (a)	414,172	1,524,451
Philip Morris CR A/S	870	584,004
		2,108,455
EGYPT — 0.6%
Egypt Kuwait Holding Co. SAE	558,391	647,175
Egyptian Financial Group-Hermes Holding Co. (b)	505,941	485,613
Ezz Steel (b)	383,580	473,268
Global Telecom Holding SAE (b)	1,489,242	275,909
Juhayna Food Industries	467,628	265,911
Orascom Investment Holding (b)	2,912,994	98,346
Sidi Kerir Petrochemicals Co.	126,671	153,956
Six of October Development & Investment (b)	431,618	526,516
		2,926,694
GREECE — 1.6%
Aegean Airlines SA	42,427	374,520
Diana Shipping, Inc. (b)	68,869	283,740
Ellaktor SA (b)	91,341	151,712
Eurobank Ergasias SA (b)	1,130,834	852,437
FF Group (b)(e)	24,815	69,174
Fourlis Holdings SA (b)	30,037	180,371
GEK Terna Holding Real Estate Construction SA (b)	40,839	240,493
Grivalia Properties REIC AE	43,631	403,899
Hellenic Exchanges - Athens Stock Exchange SA	74,271	376,981
Holding Co. ADMIE IPTO SA	125,407	240,339
Mytilineos Holdings SA	91,644	910,100
National Bank of Greece SA (b)	375,980	764,226
Piraeus Bank SA (b)	227,384	496,520
Public Power Corp. SA (b)	119,315	195,127
Star Bulk Carriers Corp. (b)	66,077	954,813
StealthGas, Inc. (b)	66,025	235,049
Titan Cement Co. SA	19,310	478,850
Tsakos Energy Navigation, Ltd.	99,915	338,712
		7,547,063
HONG KONG — 2.9%
Agritrade Resources, Ltd. (c)	1,550,000	340,707
AGTech Holdings, Ltd. (b)	2,276,000	174,520
Ajisen China Holdings, Ltd.	669,000	275,298
Anxin-China Holdings, Ltd. (b)(d)	2,248,000	—
Beijing Enterprises Medical & Health Group, Ltd. (b)(c)	2,279,600	104,877
Security Description	Shares	Value
Bosideng International Holdings, Ltd.	1,992,000	$ 280,029
Camsing International Holding, Ltd. (b)	224,000	193,802
Carnival Group International Holdings, Ltd. (b)(c)	2,330,000	66,402
China Animation Characters Co., Ltd. (c)	1,032,000	356,094
China Beidahuang Industry Group Holdings, Ltd. Class A (b)	2,098,400	66,238
China High Precision Automation Group, Ltd. (d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (c)	594,000	683,204
China Lumena New Materials Corp. (b)(c)(d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (b)(c)(d)	693,675	—
China Minsheng Financial Holding Corp., Ltd. (b)(c)	7,810,000	319,391
China NT Pharma Group Co., Ltd.	922,400	174,463
China Oil & Gas Group, Ltd. (b)	4,748,000	345,865
China Water Affairs Group, Ltd. (c)	454,000	508,835
Comba Telecom Systems Holdings, Ltd. (b)(c)	220,575	34,672
Concord New Energy Group, Ltd.	8,140,000	327,685
Dawnrays Pharmaceutical Holdings, Ltd.	1,368,000	316,436
Digital China Holdings, Ltd. (b)(c)	915,000	489,955
EPI Holdings, Ltd. (b)	540,000	38,646
Essex Bio-technology, Ltd.	240,000	188,322
GCL-Poly Energy Holdings, Ltd. (b)	7,929,000	557,317
Glorious Property Holdings, Ltd. (b)(c)	1,946,000	100,721
Golden Meditech Holdings, Ltd. (c)	660,000	71,694
Ground International Development, Ltd. (b)	1,450,000	146,392
Hi Sun Technology China, Ltd. (b)(c)	1,743,000	240,570
Hua Han Health Industry Holdings, Ltd. (b)(c)(d)	2,414,560	—
Huabao International Holdings, Ltd.	1,351,000	725,147
Huayi Tencent Entertainment Co., Ltd. (b)(c)	3,000,000	113,100
IMAX China Holding, Inc. (a)	70,900	180,491
Ju Teng International Holdings, Ltd.	965,500	243,075
Lifestyle China Group, Ltd. (b)	386,000	156,868
NetDragon Websoft Holdings, Ltd. (c)	252,000	527,516
NewOcean Energy Holdings, Ltd. (b)(c)	1,608,000	499,360
Pou Sheng International Holdings, Ltd.	2,154,000	429,429

20

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Qianhai Health Holdings, Ltd.	1	$ —
Seaspan Corp. (c)	78,600	654,738
Shenwan Hongyuan HK, Ltd.	505,000	114,231
Skyworth Digital Holdings, Ltd.	1,782,000	503,293
Solartech International Holdings, Ltd. (b)(c)	1,440,000	174,827
Tech Pro Technology Development, Ltd. (b)(e)	6,035,100	52,446
Tibet Water Resources, Ltd. (b)(c)	1,927,000	608,275
United Laboratories International Holdings, Ltd. (c)	930,500	825,272
Wasion Holdings, Ltd. (c)	759,000	384,112
Yuexiu Transport Infrastructure, Ltd.	1,130,549	897,227
		13,491,542
HUNGARY — 0.2%
Magyar Telekom Telecommunications PLC	525,738	755,176
INDIA — 10.3%
Aarti Industries	10,966	175,813
Adani Green Energy, Ltd. (b)	204,787	115,403
Adani Power, Ltd. (b)	782,712	256,981
Aegis Logistics, Ltd.	74,732	204,846
Ajanta Pharma, Ltd. (b)	7,899	115,913
Alembic Pharmaceuticals, Ltd.	25,136	218,107
Allahabad Bank (b)	142,309	69,692
Andhra Bank (b)	92,942	35,131
APL Apollo Tubes, Ltd.	7,875	137,533
Arvind, Ltd.	173,111	759,286
Asahi India Glass, Ltd.	40,045	175,338
Astral Poly Technik, Ltd.	14,145	192,125
Avanti Feeds, Ltd.	13,431	71,713
Bajaj Corp., Ltd.	56,924	323,687
Bajaj Electricals, Ltd.	21,738	150,703
Balrampur Chini Mills, Ltd.	350,262	343,304
BASF India, Ltd.	5,955	153,463
Bata India, Ltd.	89,315	1,195,508
Birla Corp., Ltd.	18,071	158,673
Blue Dart Express, Ltd.	6,246	258,344
Bombay Dyeing & Manufacturing Co., Ltd.	48,055	111,205
Can Fin Homes, Ltd.	9,277	30,407
Capital First, Ltd.	38,395	259,533
CARE Ratings, Ltd.	20,111	329,242
Ceat, Ltd.	33,107	521,130
Century Textiles & Industries, Ltd.	14,167	160,559
Cera Sanitaryware, Ltd.	4,853	171,863
CESC, Ltd.	28,130	318,534
CG Power and Industrial Solutions, Ltd. (b)	523,991	323,835
Chennai Super Kings Cricket, Ltd. (b)(d)	418,560	—
Coffee Day Enterprises, Ltd. (a)(b)	7,365	28,687
Coromandel International, Ltd.	35,137	195,801
Cox & Kings, Ltd.	62,021	143,909
CRISIL, Ltd.	8,504	206,019
Cyient, Ltd.	45,821	471,042
Security Description	Shares	Value
DB Corp., Ltd.	54,967	$ 161,701
DCB Bank, Ltd.	102,836	209,956
DCM Shriram, Ltd.	18,154	109,190
Delta Corp., Ltd.	54,131	156,516
Dilip Buildcon, Ltd. (a)	30,509	275,229
Dish TV India, Ltd. (b)	281,928	223,434
Dr Lal PathLabs, Ltd. (a)	30,477	403,004
eClerx Services, Ltd.	16,818	245,832
EIH, Ltd.	52,943	108,055
Engineers India, Ltd.	101,084	165,801
Eris Lifesciences, Ltd. (a)(b)	16,547	166,611
Escorts, Ltd.	110,927	936,200
Finolex Cables, Ltd.	23,286	170,333
Force Motors, Ltd.	10,219	258,252
Fortis Healthcare, Ltd. (b)	223,459	415,999
Future Consumer, Ltd. (b)	278,964	150,084
Future Lifestyle Fashions, Ltd.	9,277	50,896
Gateway Distriparks, Ltd.	182,896	366,726
Gayatri Projects, Ltd. (b)	67,466	156,031
GE T&D India, Ltd.	84,778	275,713
GMR Infrastructure, Ltd. (b)	2,423,709	541,648
Godfrey Phillips India, Ltd.	23,095	239,393
Great Eastern Shipping Co. Ltd	41,911	166,337
Gujarat Alkalies & Chemicals, Ltd.	4,302	35,409
Gujarat Fluorochemicals, Ltd.	3,553	39,929
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,652	46,529
Gujarat Pipavav Port, Ltd.	363,787	503,350
Gujarat State Petronet, Ltd.	46,555	112,036
GVK Power & Infrastructure, Ltd. (b)	196,798	21,040
Hathway Cable & Datacom, Ltd. (b)	135,172	43,634
Hexaware Technologies, Ltd.	159,853	945,689
Himachal Futuristic Communications, Ltd.	341,765	93,114
Himadri Speciality Chemical, Ltd.	37,337	59,001
Himatsingka Seide, Ltd.	45,508	138,332
Hindustan Copper, Ltd.	224,991	158,291
HSIL, Ltd.	3,677	12,975
ICICI Securities, Ltd. (a)	41,089	163,897
IDFC, Ltd.	864,162	473,865
IFB Industries, Ltd. (b)	10,245	147,626
IFCI, Ltd. (b)	298,615	49,021
India Cements, Ltd.	389,636	543,953
Indiabulls Integrated Services, Ltd.	16,171	110,904
Indiabulls Real Estate, Ltd. (b)	388,972	471,124
Indiabulls Ventures, Ltd.	19,836	147,463
Inox Leisure, Ltd. (b)	51,404	153,524
Ipca Laboratories, Ltd.	66,166	620,175
IRB Infrastructure Developers, Ltd.	205,480	388,907
J Kumar Infraprojects, Ltd.	5,375	15,067
Jain Irrigation Systems, Ltd.	283,441	238,710
Jaiprakash Associates, Ltd. (b)	772,637	70,346
Jammu & Kashmir Bank, Ltd. (b)	417,890	238,086

21

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Jindal Saw, Ltd.	126,408	$ 127,908
Jindal Stainless Hisar, Ltd. (b)	81,991	124,304
Jindal Stainless, Ltd. (b)	178,624	132,446
JM Financial, Ltd.	153,918	183,665
Johnson Controls-Hitachi Air Conditioning India, Ltd.	6,988	177,452
JSW Energy, Ltd. (b)	697,996	589,768
Jubilant Life Sciences, Ltd.	92,968	939,684
Just Dial, Ltd. (b)	48,438	319,067
Jyothy Laboratories, Ltd. (f)	99,890	269,051
Kajaria Ceramics, Ltd.	115,535	585,564
Kalpataru Power Transmission, Ltd.	38,423	177,274
Karnataka Bank Ltd	108,139	145,001
Karur Vysya Bank, Ltd.	497,334	533,078
KEC International, Ltd.	23,610	96,407
KEI Industries, Ltd.	10,943	54,194
KPIT Technologies, Ltd.	233,008	685,942
KRBL, Ltd.	42,034	189,701
Lemon Tree Hotels, Ltd. (a)(b)	167,160	167,414
Magma Fincorp, Ltd.	100,400	159,346
Mahindra CIE Automotive, Ltd. (b)	111,601	407,746
Mahindra Holidays & Resorts India, Ltd.	51,098	151,165
Mahindra Lifespace Developers, Ltd.	26,954	162,490
MakeMyTrip, Ltd. (b)(c)	37,092	1,018,175
Manappuram Finance, Ltd.	539,075	538,406
Marksans Pharma, Ltd.	533,954	216,557
Max Financial Services, Ltd. (b)	82,960	467,272
McLeod Russel India, Ltd.	121,850	244,238
Minda Industries, Ltd.	47,850	233,144
Monsanto India, Ltd.	6,563	239,691
Motilal Oswal Financial Services, Ltd.	20,202	187,779
Multi Commodity Exchange of India, Ltd.	15,119	143,588
Natco Pharma, Ltd.	83,134	861,846
NBCC India, Ltd.	218,647	176,450
NCC, Ltd.	715,858	720,894
NIIT Technologies, Ltd.	6,649	100,629
Oriental Bank of Commerce (b)	40,391	34,267
PC Jeweller, Ltd.	108,608	93,416
Persistent Systems, Ltd.	53,675	583,768
Phoenix Mills, Ltd.	41,282	312,505
PI Industries, Ltd.	94,551	928,554
PNC Infratech, Ltd.	82,415	155,814
Prestige Estates Projects, Ltd.	117,099	338,988
Prism Johnson, Ltd.	116,000	140,179
PTC India, Ltd.	419,101	385,626
PVR, Ltd.	51,889	860,224
Quess Corp., Ltd. (a)(b)	30,913	378,939
Radico Khaitan, Ltd.	19,599	93,804
Rain Industries, Ltd.	49,435	111,363
Redington India, Ltd.	357,257	462,773
Reliance Capital, Ltd.	53,151	206,914
Reliance Communications, Ltd. (b)	1,042,621	171,157
Security Description	Shares	Value
Reliance Home Finance, Ltd.	117,974	$ 79,989
Reliance Infrastructure, Ltd.	63,633	263,521
Reliance Power, Ltd. (b)	386,063	139,002
Repco Home Finance, Ltd.	32,902	195,351
Sadbhav Engineering, Ltd.	85,804	256,382
Satin Creditcare Network, Ltd. (b)	37,668	147,497
Schaeffler India, Ltd.	3,853	285,741
Shankara Building Products, Ltd.	10,124	171,720
Shilpa Medicare, Ltd.	4,095	22,766
Shipping Corp. of India, Ltd. (b)	256,548	147,580
Shriram City Union Finance, Ltd.	9,815	223,860
Sintex Industries, Ltd.	447,403	69,743
Sintex Plastics Technology, Ltd. (b)	181,492	72,732
SKF India, Ltd.	25,073	582,569
Sobha, Ltd.	15,012	82,515
Solar Industries India, Ltd.	11,180	163,497
South Indian Bank, Ltd.	775,232	140,630
SpiceJet, Ltd. (b)	148,486	139,596
Srei Infrastructure Finance, Ltd.	235,542	105,115
SRF, Ltd.	6,907	163,037
Strides Pharma Science, Ltd.	64,437	386,586
Sun Pharma Advanced Research Co., Ltd. (b)	118,316	559,018
Sundram Fasteners, Ltd.	21,415	171,580
Suzlon Energy, Ltd. (b)	2,320,755	174,481
Symphony, Ltd.	36,965	499,963
Syndicate Bank (b)	97,940	41,749
Syngene International, Ltd. (a)	24,782	205,377
Tata Elxsi, Ltd.	17,836	284,431
TeamLease Services, Ltd. (b)	5,898	200,564
Tejas Networks, Ltd. (a)(b)	38,762	138,760
Thermax, Ltd.	59,458	776,506
Thomas Cook India, Ltd.	53,069	163,951
TI Financial Holdings, Ltd.	23,932	182,205
Time Technoplast, Ltd.	100,649	177,167
Timken India, Ltd.	17,248	142,916
Torrent Power, Ltd.	222,959	677,889
Trident, Ltd.	181,495	142,963
TTK Prestige, Ltd.	219	19,263
TV18 Broadcast, Ltd. (b)	92,501	44,789
Union Bank of India (b)	345,667	313,528
VA Tech Wabag, Ltd.	33,556	136,187
Vakrangee, Ltd.	380,593	148,846
Vardhman Textiles, Ltd.	13,609	190,674
Venky's India, Ltd.	548	16,519
V-Guard Industries, Ltd.	62,518	152,004
Vijaya Bank	207,775	128,982
Vinati Organics, Ltd.	8,991	148,806
VIP Industries, Ltd.	22,820	130,202
V-Mart Retail, Ltd.	3,929	135,900
WABCO India, Ltd.	6,158	585,320
Welspun Corp., Ltd.	215,327	369,077
Welspun India, Ltd.	305,701	246,914
Wockhardt, Ltd. (b)	1,983	14,821
		48,324,675
INDONESIA — 3.1%
Ace Hardware Indonesia Tbk PT	4,773,200	461,256

22

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Adhi Karya Persero Tbk PT	3,760,391	$ 350,766
AKR Corporindo Tbk PT	1,906,300	469,491
Alam Sutera Realty Tbk PT (b)	18,230,000	349,883
Aneka Tambang Tbk	5,337,400	302,661
Astra Agro Lestari Tbk PT	262,300	218,268
Bank CIMB Niaga Tbk PT	3,021,700	188,584
Bank Pan Indonesia Tbk PT (b)	3,686,100	242,417
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,330,700	589,962
Bank Pembangunan Daerah Jawa Timur Tbk PT	5,599,800	244,262
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	1,669,100	186,495
Bumi Serpong Damai Tbk PT (b)	6,936,700	537,656
Bumitama Agri, Ltd.	540,500	265,038
Ciputra Development Tbk PT	11,586,699	680,358
Delta Dunia Makmur Tbk PT (b)	5,674,800	285,616
Erajaya Swasembada Tbk PT	1,057,400	170,302
Global Mediacom Tbk PT	3,720,600	100,871
Indika Energy Tbk PT	981,500	184,424
Japfa Comfeed Indonesia Tbk PT	5,637,800	775,592
Kresna Graha Investama Tbk PT (b)	7,641,600	358,965
Link Net Tbk PT	1,760,000	496,057
Lippo Karawaci Tbk PT	11,775,900	271,846
Matahari Department Store Tbk PT	1,781,400	827,849
Medco Energi Internasional Tbk PT (b)	9,257,466	621,244
Media Nusantara Citra Tbk PT	7,649,500	413,237
Mitra Adiperkasa Tbk PT	9,826,000	544,002
Mitra Keluarga Karyasehat Tbk PT (b)	3,734,800	437,354
Nippon Indosari Corpindo Tbk PT	2,748,400	202,882
Pembangunan Perumahan Persero Tbk PT	4,310,598	441,141
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,877,300	588,435
Pool Advista Indonesia Tbk PT (b)	730,700	227,034
Ramayana Lestari Sentosa Tbk PT	1,941,800	169,402
Royal Prima Tbk PT (b)	475,100	38,419
Sawit Sumbermas Sarana Tbk PT	2,583,800	223,676
Siloam International Hospitals Tbk PT (b)	358,443	70,238
Sitara Propertindo Tbk PT (b)	3,861,000	230,600
Summarecon Agung Tbk PT	8,482,100	372,833
Timah Persero Tbk PT	1,170,129	58,501
Tower Bersama Infrastructure Tbk PT	1,357,600	512,465
Tunas Baru Lampung Tbk PT	977,700	68,563
Waskita Karya Persero Tbk PT	3,407,900	388,782
Wijaya Karya Persero Tbk PT	5,313,536	486,728
		14,654,155
LUXEMBOURG — 0.0% (g)
Biotoscana Investments SA (b)	73,200	166,799
MALAYSIA — 4.9%
Aeon Co. M Bhd	881,300	362,018
Alliance Bank Malaysia Bhd	627,300	633,590
Security Description	Shares	Value
Berjaya Corp. Bhd (b)	1,821,767	$ 127,658
Berjaya Sports Toto Bhd	1,125,758	644,689
Bermaz Auto Bhd (b)	836,460	426,466
Bumi Armada Bhd (b)	3,006,000	384,966
Bursa Malaysia Bhd	714,409	1,349,928
Cahya Mata Sarawak Bhd	566,400	399,635
Carlsberg Brewery Malaysia Bhd Class B	112,700	544,642
Datasonic Group Bhd	1,130,400	196,663
DRB-Hicom Bhd	989,400	518,786
Eastern & Oriental Bhd	1,273,829	406,296
Eco World Development Group Bhd (b)	584,900	169,598
Econpile Holdings Bhd	864,800	167,172
Ekovest Bhd	1,110,800	165,070
FGV Holdings Bhd	1,724,300	645,805
Gas Malaysia Bhd	547,000	381,981
George Kent Malaysia Bhd	509,100	161,150
Globetronics Technology Bhd	302,300	182,614
Heineken Malaysia Bhd	129,300	628,613
Hengyuan Refining Co. Bhd	64,300	98,815
Hibiscus Petroleum Bhd (b)	244,100	74,318
IGB Real Estate Investment Trust	1,066,000	435,312
IJM Corp. Bhd	1,603,800	697,557
Inari Amertron Bhd	1,738,579	957,825
Karex Bhd	688,000	128,839
Kossan Rubber Industries	177,500	183,998
KPJ Healthcare Bhd	3,591,572	937,271
Lafarge Malaysia Bhd (b)	245,100	162,275
Magnum Bhd	1,299,300	602,792
Mah Sing Group Bhd	693,700	170,974
Malaysia Building Society Bhd	1,708,748	417,020
Malaysian Pacific Industries Bhd	70,200	205,927
Malaysian Resources Corp. Bhd	2,641,000	459,471
My EG Services Bhd	2,288,950	967,902
Padini Holdings Bhd	538,000	764,393
Pavilion Real Estate Investment Trust	1,049,400	405,712
Petron Malaysia Refining & Marketing Bhd	10,800	21,530
Pos Malaysia Bhd	659,500	573,686
PureCircle, Ltd. (b)(c)	56,987	280,906
Sapura Energy Bhd (b)	2,824,300	279,803
Scientex Bhd	91,600	196,547
Serba Dinamik Holdings Bhd	192,900	177,588
SKP Resources Bhd	216,900	72,850
Sunway Real Estate Investment Trust	2,175,900	888,552
Supermax Corp. Bhd	229,500	179,674
TIME dotCom Bhd	237,100	474,945
UEM Sunrise Bhd	1,081,200	216,841
UMW Holdings Bhd	353,200	428,432
Unisem M Bhd	426,000	319,101
UOA Development Bhd	1,594,700	886,266
Velesto Energy Bhd (b)	2,007,715	135,837
ViTrox Corp. Bhd	93,400	180,548
VS Industry Bhd	1,688,100	705,669
WCT Holdings Bhd	1,333,589	286,793

23

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Yinson Holdings Bhd	680,900	$ 756,830
		23,230,139
MEXICO — 2.5%
Asesor de Activos Prisma SAPI de CV REIT (b)	810,655	471,673
Axtel SAB de CV (b)(c)	1,661,708	331,466
Bolsa Mexicana de Valores SAB de CV	579,269	1,185,226
Concentradora Fibra Hotelera Mexicana SA de CV REIT (a)	470,032	309,932
Concentradora Hipotecaria SAPI de CV REIT	579,537	510,137
Consorcio ARA SAB de CV (c)	1,818,010	657,232
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)(c)	772,265	580,667
Corp. Inmobiliaria Vesta SAB de CV	408,611	630,422
Credito Real SAB de CV SOFOM ER (c)	267,530	367,403
Genomma Lab Internacional SAB de CV Class B (b)(c)	626,502	549,133
Gentera SAB de CV	473,900	481,269
Grupo Aeromexico SAB de CV (b)(c)	168,108	230,955
Grupo GICSA SA de CV (b)	421,456	201,721
Hoteles City Express SAB de CV (b)	339,775	420,102
Industrias CH SAB de CV Class B (b)	68,600	282,629
Macquarie Mexico Real Estate Management SA de CV REIT (b)	666,630	797,849
Megacable Holdings SAB de CV	240,612	1,238,880
PLA Administradora Industrial S de RL de CV (b)	753,716	1,157,222
Prologis Property Mexico SA de CV REIT	377,183	762,465
Qualitas Controladora SAB de CV	179,311	478,310
TV Azteca SAB de CV Series CPO (c)	600,000	73,158
		11,717,851
MONACO — 0.3%
Costamare, Inc.	44,095	286,177
GasLog, Ltd.	53,212	1,050,937
		1,337,114
PAKISTAN — 1.6%
Attock Refinery, Ltd.	2,675	3,261
Bank Alfalah, Ltd.	194,150	77,610
Bank of Punjab (b)	1,227,000	116,890
Cherat Cement Co., Ltd.	106,000	68,757
DG Khan Cement Co., Ltd.	693,100	571,593
Engro Corp., Ltd.	249,000	624,866
Engro Fertilizers, Ltd.	513,500	312,161
Fauji Cement Co., Ltd.	307,500	55,369
Fauji Fertilizer Bin Qasim, Ltd.	73,000	21,874
Fauji Fertilizer Co., Ltd.	293,500	230,773
Security Description	Shares	Value
Habib Bank, Ltd.	363,200	$ 442,725
Hascol Petroleum, Ltd.	60,000	131,611
Hub Power Co. Ltd	431,000	303,588
International Industries, Ltd.	98,900	171,390
International Steels, Ltd.	221,900	162,556
K-Electric, Ltd. (b)	500,000	21,541
Kot Addu Power Co., Ltd.	173,500	79,052
Lucky Cement, Ltd.	158,700	655,529
Maple Leaf Cement Factory, Ltd.	593,900	225,259
Mari Petroleum Co., Ltd.	3,680	46,180
MCB Bank, Ltd.	219,100	355,010
Millat Tractors, Ltd.	12,340	100,778
National Bank of Pakistan (b)	163,000	68,177
National Refinery, Ltd.	16,200	45,659
Pak Elektron, Ltd.	171,500	42,454
Pakistan Oilfields, Ltd.	79,080	349,727
Pakistan State Oil Co., Ltd.	405,798	1,041,912
Searle Co. Ltd	17,300	44,013
SUI Northern Gas Pipeline	811,400	582,316
SUI Southern Gas Co., Ltd. (b)	159,000	35,467
Thal, Ltd.	7,250	25,514
TRG Pakistan (b)	250,000	55,746
United Bank, Ltd.	266,600	330,620
		7,399,978
PERU — 0.2%
Ferreycorp SAA	1,579,144	1,125,002
PHILIPPINES — 1.0%
Belle Corp.	207,400	9,290
Cebu Air, Inc.	433,848	562,083
CEMEX Holdings Philippines, Inc. (a)(b)	1,662,105	73,215
Cirtek Holdings Philippines Corp.	254,200	157,611
Cosco Capital, Inc.	5,747,700	617,003
D&L Industries, Inc.	5,130,700	935,358
DoubleDragon Properties Corp. (b)	455,100	164,250
First Gen Corp.	1,518,100	470,912
First Philippine Holdings Corp.	360,780	430,692
Integrated Micro-Electronics, Inc.	746,300	169,067
MacroAsia Corp.	186,810	55,320
Manila Water Co., Inc.	1,056,700	479,163
Megawide Construction Corp.	561,700	161,139
Melco Resorts And Entertainment Philippines Corp. (b)	651,700	85,036
Nickel Asia Corp.	3,807,600	308,667
PXP Energy Corp. (b)	538,900	154,598
Rizal Commercial Banking Corp.	133,843	62,673
SM Prime Holdings, Inc.	1	1
Travellers International Hotel Group, Inc. (b)	333,000	32,049
		4,928,127
POLAND — 1.6%
11 bit studios SA (b)	1,653	152,470
Asseco Poland SA	90,265	1,167,095
Boryszew SA (b)	88,098	120,695
Budimex SA	7,566	212,647
Ciech SA	50,537	649,861

24

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Enea SA (b)	133,487	$ 289,709
Energa SA (b)	191,263	405,761
EPP NV	165,744	240,688
Eurocash SA	87,601	429,675
Getin Noble Bank SA (b)	336,139	51,979
Grupa Azoty SA	42,954	368,234
Grupa Kety SA	8,633	900,515
KRUK SA	15,244	832,070
LC Corp. SA	282,340	189,958
Lubelski Wegiel Bogdanka SA (b)	10,691	174,021
Netia SA (b)	44,892	54,804
Orange Polska SA (b)	231,661	279,042
PKP Cargo SA (b)	17,708	230,592
PLAY Communications SA (a)	54,028	294,904
PlayWay SA	3,995	154,984
Tauron Polska Energia SA (b)	615,546	295,574
		7,495,278
QATAR — 0.4%
Aamal Co.	28,963	74,764
Al Meera Consumer Goods Co. QSC	12,980	538,341
Gulf International Services QSC (b)	45,722	232,283
Gulf Warehousing Co.	17,783	193,872
Medicare Group	17,908	322,113
Qatar First Bank (b)	284,361	390,445
United Development Co. QSC	58,185	222,098
		1,973,916
RUSSIA — 0.9%
Aeroflot PJSC (b)	278,100	450,938
Etalon Group PLC GDR	115,555	269,821
Globaltrans Investment PLC GDR	108,677	1,141,108
LSR Group PJSC GDR	210,541	413,503
M. Video PJSC (b)	48,590	303,432
QIWI PLC ADR	40,704	536,072
Ros Agro PLC GDR	43,510	449,023
Sistema PJSC FC GDR	147,057	386,466
TMK PJSC GDR	81,500	337,410
		4,287,773
SINGAPORE — 0.3%
Asian Pay Television Trust	1,502,300	357,337
Aslan Pharmaceuticals, Ltd.	86,000	116,890
Grindrod Shipping Holdings, Ltd. (b)(c)	13,232	93,411
SIIC Environment Holdings, Ltd. (c)	1,142,560	238,321
Silverlake Axis, Ltd. (c)	926,100	298,228
SingAsia Holdings, Ltd. (b)	250,000	207,031
		1,311,218
SOUTH AFRICA — 7.0%
Adcock Ingram Holdings, Ltd.	166,724	740,590
Advtech, Ltd.	469,399	492,577
AECI, Ltd.	91,779	679,234
African Oxygen, Ltd.	87,442	185,373
African Rainbow Minerals, Ltd.	69,050	627,446
Security Description	Shares	Value
Alexander Forbes Group Holdings, Ltd.	849,944	$ 297,304
ArcelorMittal South Africa, Ltd. (b)	39,259	9,044
Arrowhead Properties, Ltd. Class A, REIT	1,203,545	461,814
Ascendis Health, Ltd. (b)	112,336	81,367
Astral Foods, Ltd.	20,460	356,507
Attacq, Ltd. (b)	495,879	543,141
Barloworld, Ltd.	124,286	1,081,764
Blue Label Telecoms, Ltd.	433,427	160,492
Brait SE (b)	194,959	520,488
Cashbuild, Ltd. (c)	12,693	263,704
City Lodge Hotels, Ltd.	21,301	210,282
Coronation Fund Managers, Ltd.	204,096	777,227
Curro Holdings, Ltd. (b)(c)	193,951	404,314
DataTec, Ltd.	302,292	494,519
Delta Property Fund, Ltd. REIT	276,488	115,275
Dis-Chem Pharmacies, Ltd. (a)(c)	361,800	814,042
Distell Group Holdings, Ltd.	53,840	405,153
Emira Property Fund, Ltd. REIT	653,033	688,508
EOH Holdings, Ltd.	52,409	139,659
Equites Property Fund, Ltd. REIT	195,985	276,986
Famous Brands, Ltd. (b)(c)	70,823	494,916
Grindrod, Ltd. (b)	514,385	283,523
Harmony Gold Mining Co., Ltd.	287,797	474,874
Hosken Consolidated Investments, Ltd.	98,413	890,159
Hudaco Industries, Ltd.	18,565	189,753
Hyprop Investments, Ltd. REIT	113,886	742,809
Impala Platinum Holdings, Ltd. (b)	383,422	745,101
Invicta Holdings, Ltd.	33,823	84,203
JSE, Ltd.	108,193	1,217,083
KAP Industrial Holdings, Ltd.	1,341,934	732,072
Lewis Group, Ltd.	56,489	128,177
Libstar Holdings, Ltd. (b)	358,272	192,412
Long4Life, Ltd.	557,657	185,212
Massmart Holdings, Ltd.	54,885	400,800
Metair Investments, Ltd.	159,306	168,298
MMI Holdings, Ltd. (b)	297,540	365,006
Montauk Holdings, Ltd.	1	6
Mpact, Ltd.	235,544	395,479
Murray & Roberts Holdings, Ltd.	160,778	188,486
Nampak, Ltd. (b)	535,451	580,431
Net 1 UEPS Technologies, Inc. (b)	64,829	518,632
Northam Platinum, Ltd. (b)	346,517	982,895
Omnia Holdings, Ltd.	59,399	530,892
Pioneer Foods Group, Ltd.	74,322	483,182
PPC, Ltd. (b)	1,016,374	463,253
Raubex Group, Ltd.	132,893	208,008
Rebosis Property Fund, Ltd. REIT	465,110	213,636
Resilient REIT, Ltd.	229,563	942,991
Reunert, Ltd.	246,557	1,324,147
Rhodes Food Group Pty, Ltd.	104,066	119,132
Royal Bafokeng Platinum, Ltd. (b)	94,914	171,769
SA Corporate Real Estate, Ltd. REIT	2,804,775	818,565

25

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Sibanye Gold, Ltd. (b)	1,156,962	$ 700,656
Stadio Holdings, Ltd. (c)	186,175	55,255
Steinhoff International Holdings NV (b)	3,165,555	514,497
Sun International, Ltd. (b)(c)	114,374	489,300
Super Group, Ltd. (b)	411,165	1,162,492
Telkom SA SOC, Ltd.	112,292	409,929
Tongaat Hulett, Ltd.	99,064	518,027
Transaction Capital, Ltd.	173,571	216,975
Trencor, Ltd.	104,722	211,053
Tsogo Sun Holdings, Ltd.	216,715	312,410
Vukile Property Fund, Ltd. REIT	684,920	976,227
Wilson Bayly Holmes-Ovcon, Ltd.	87,814	953,023
Zeder Investments, Ltd.	582,040	187,964
		32,770,520
TAIWAN — 29.7%
AcBel Polytech, Inc.	901,000	601,985
Accton Technology Corp.	456,341	1,270,395
A-DATA Technology Co., Ltd.	241,652	388,600
Adlink Technology, Inc.	167,625	265,440
Advanced Ceramic X Corp.	57,642	390,787
Advanced Wireless Semiconductor Co.	34,000	53,840
AGV Products Corp. (b)	1,828,414	453,915
Airtac International Group	95,000	930,305
Alchip Technologies, Ltd.	52,000	150,892
Alpha Networks, Inc.	446,513	236,908
Altek Corp.	209,516	186,988
AmTRAN Technology Co., Ltd. (b)	904,717	398,534
Arcadyan Technology Corp.	208,172	370,214
Ardentec Corp.	104,000	124,324
Asia Optical Co., Inc.	208,540	493,808
Asia Polymer Corp.	939,489	507,699
ASMedia Technology, Inc.	17,000	298,988
ASPEED Technology, Inc.	17,000	339,633
Aten International Co., Ltd.	213,000	570,642
Basso Industry Corp.	110,800	195,233
BES Engineering Corp.	2,571,356	707,411
Bizlink Holding, Inc. (c)	92,764	440,533
Brighton-Best International Taiwan, Inc.	172,000	209,557
Capital Securities Corp.	2,201,771	742,745
Career Technology MFG. Co., Ltd. (c)	387,060	495,662
Casetek Holdings, Ltd.	135,820	230,867
Cathay Real Estate Development Co., Ltd.	847,332	510,625
Center Laboratories, Inc. (b)	303,507	715,701
Century Iron & Steel Industrial Co., Ltd.	78,000	232,214
Chang Wah Electromaterials, Inc.	76,419	345,391
Charoen Pokphand Enterprise	339,675	572,930
Cheng Loong Corp.	1,221,128	983,845
Cheng Uei Precision Industry Co., Ltd.	388,915	329,902
Chicony Electronics Co., Ltd.	471,656	954,650
Chilisin Electronics Corp.	182,000	557,927
Security Description	Shares	Value
China Bills Finance Corp.	960,394	$ 440,360
China Chemical & Pharmaceutical Co., Ltd.	652,000	476,193
China Man-Made Fiber Corp.	2,085,162	771,700
China Motor Corp.	781,000	656,098
China Petrochemical Development Corp. (b)	2,128,575	972,509
China Steel Chemical Corp.	173,000	824,403
China Synthetic Rubber Corp.	601,010	775,548
Chin-Poon Industrial Co., Ltd.	304,000	374,860
Chipbond Technology Corp.	685,000	1,323,650
ChipMOS Techinologies, Inc. (b)	314,000	243,216
Chong Hong Construction Co., Ltd.	263,275	669,979
Chunghwa Precision Test Tech Co., Ltd.	11,000	166,263
Clevo Co. (b)	522,265	496,043
CMC Magnetics Corp. (b)	1,211,788	270,671
Compeq Manufacturing Co., Ltd.	999,000	788,521
Concraft Holding Co., Ltd.	29,000	218,452
Coretronic Corp.	451,652	795,823
CSBC Corp. Taiwan (b)	168,414	219,529
CTCI Corp. (c)	664,000	1,067,776
Cub Elecparts, Inc.	68,900	513,371
CyberTAN Technology, Inc.	508,210	255,495
Darfon Electronics Corp.	130,000	190,319
Darwin Precisions Corp.	376,576	266,402
D-Link Corp. (b)	973,054	371,273
Dynapack International Technology Corp.	169,000	240,496
E Ink Holdings, Inc.	704,000	721,685
Egis Technology, Inc.	49,000	177,333
Elan Microelectronics Corp.	522,899	871,698
Elite Advanced Laser Corp.	88,600	196,450
Elite Material Co., Ltd.	279,782	788,041
Elite Semiconductor Memory Technology, Inc. (c)	298,674	324,274
eMemory Technology, Inc.	73,000	693,348
Ennoconn Corp.	38,000	347,853
Epistar Corp.	919,572	1,045,071
Eternal Materials Co., Ltd.	1,102,805	957,139
Evergreen Marine Corp. Taiwan, Ltd.	989,000	414,607
Everlight Chemical Industrial Corp.	541,304	315,567
Everlight Electronics Co., Ltd.	626,503	640,189
Excelsior Medical Co., Ltd. (c)	164,403	253,607
Far Eastern Department Stores, Ltd.	851,490	476,877
Far Eastern International Bank	3,419,314	1,209,465
Faraday Technology Corp. (c)	273,385	487,980
Farglory Land Development Co., Ltd.	222,464	233,881
Feng Hsin Steel Co., Ltd.	461,270	915,500
Firich Enterprises Co., Ltd. (b)	198,575	272,176
FLEXium Interconnect, Inc.	272,099	771,748
Formosa Taffeta Co., Ltd.	951,000	1,160,212
Formosan Rubber Group, Inc.	345,610	171,486

26

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Gamania Digital Entertainment Co., Ltd. (b)	38,000	$ 86,372
Gemtek Technology Corp.	437,234	333,657
Genius Electronic Optical Co., Ltd.	62,000	643,697
Giant Manufacturing Co., Ltd.	206,000	883,831
Gigabyte Technology Co., Ltd.	471,000	743,530
Gigastorage Corp. (b)	391,114	131,938
Ginko International Co., Ltd.	39,000	256,100
Gintech Energy Corp. (b)(e)	477,275	228,141
Global Unichip Corp.	86,669	769,243
Gloria Material Technology Corp.	546,909	311,670
Goldsun Building Materials Co., Ltd.	1,805,041	550,386
Gourmet Master Co., Ltd.	89,644	769,224
Grand Pacific Petrochemical	851,000	847,293
Grape King Bio, Ltd.	109,000	765,745
Great Wall Enterprise Co., Ltd.	915,777	1,132,237
Hannstar Board Corp.	192,000	164,438
HannStar Display Corp.	2,242,599	553,066
HannsTouch Solution, Inc. (b)	631,511	154,294
Hey Song Corp.	165,770	167,220
Highwealth Construction Corp.	745,730	1,182,109
Himax Technologies, Inc. ADR (c)	98,317	578,104
HLJ Technology Co., Ltd. (b)	39,671	161,098
Ho Tung Chemical Corp. (b)	1,561,351	407,558
Holy Stone Enterprise Co., Ltd.	102,000	457,669
Hota Industrial Manufacturing Co., Ltd.	208,680	902,164
Hsin Kuang Steel Co., Ltd.	144,000	212,701
HTC Corp. (b)	557,000	740,648
Huaku Development Co., Ltd.	307,260	674,235
Huang Hsiang Construction Corp.	294,484	258,480
Ibase Technology, Inc.	350,817	462,463
Ichia Technologies, Inc. (b)	358,000	190,532
Iron Force Industrial Co., Ltd.	81,000	201,353
ITE Technology, Inc.	475,887	526,806
ITEQ Corp.	103,000	199,031
Jess-Link Products Co., Ltd.	193,230	153,468
Jih Sun Financial Holdings Co., Ltd.	1,876,995	603,063
KEE TAI Properties Co., Ltd.	972,076	458,451
Kenda Rubber Industrial Co., Ltd.	692,247	691,499
Kerry TJ Logistics Co., Ltd.	227,000	295,896
King Slide Works Co., Ltd.	60,000	788,000
King Yuan Electronics Co., Ltd.	1,172,656	783,486
King's Town Bank Co., Ltd.	1,129,000	1,135,175
Kinpo Electronics	1,832,371	645,138
Kinsus Interconnect Technology Corp.	314,030	534,817
Kuoyang Construction Co., Ltd.	992,138	399,676
LCY Chemical Corp.	712,862	1,211,723
Lien Hwa Industrial Corp.	831,600	961,434
Lingsen Precision Industries, Ltd.	784,694	259,569
Lite-On Semiconductor Corp.	26,000	25,418
Long Chen Paper Co., Ltd. (c)	605,000	419,079
Longwell Co. (c)	224,000	238,797
Lotes Co., Ltd.	73,000	455,458
Security Description	Shares	Value
Lumax International Corp., Ltd.	181,322	$ 416,887
Lung Yen Life Service Corp.	190,000	403,858
Machvision, Inc.	23,000	278,715
Makalot Industrial Co., Ltd.	160,070	794,242
Masterlink Securities Corp. (e)	1,520,329	588,481
Medigen Biotechnology Corp. (b)	193,000	311,627
Mercuries & Associates Holding, Ltd.	609,096	475,778
Merida Industry Co., Ltd.	204,000	955,425
Merry Electronics Co., Ltd. (c)	161,000	730,308
Microbio Co., Ltd. (b)	511,723	298,322
MIN AIK Technology Co., Ltd.	200,800	109,170
Mirle Automation Corp.	297,331	409,484
Mitac Holdings Corp.	840,939	782,192
Motech Industries, Inc. (b)	438,728	145,845
Nan Kang Rubber Tire Co., Ltd.	811,204	685,457
Nantex Industry Co., Ltd.	703,504	676,247
Neo Solar Power Corp. (b)(c)	982,758	337,961
Nichidenbo Corp.	80,000	158,517
OBI Pharma, Inc. (b)	119,000	567,075
On-Bright Electronics, Inc.	34,000	204,893
OptoTech Corp.	298,000	222,526
Orient Semiconductor Electronics, Ltd. (b)	522,000	191,478
Oriental Union Chemical Corp.	701,500	782,304
Pan Jit International, Inc. (b)	232,000	245,806
Pan-International Industrial Corp.	491,539	350,950
Panion & BF Biotech, Inc.	51,000	149,828
Parade Technologies, Ltd.	63,000	959,454
PChome Online, Inc. (b)	85,670	388,606
PharmaEngine, Inc.	104,197	440,226
PharmaEssentia Corp. (b)	87,000	510,038
Phison Electronics Corp.	82,000	652,605
Phytohealth Corp. (b)	452,511	326,790
Pixart Imaging, Inc.	106,060	392,519
Polaris Group/Tw (b)	51,251	71,070
Poya International Co., Ltd.	46,300	421,557
President Securities Corp.	1,336,943	630,530
Primax Electronics, Ltd.	405,000	647,963
Prince Housing & Development Corp.	1,786,996	637,941
Promate Electronic Co., Ltd.	375,000	350,645
Prosperity Dielectrics Co., Ltd.	64,000	160,351
Qisda Corp.	1,434,641	937,382
Radiant Opto-Electronics Corp.	486,331	1,099,035
Radium Life Tech Co., Ltd. (b)	938,810	551,916
Rexon Industrial Corp., Ltd.	112,000	211,286
Ritek Corp. (b)	1,235,644	554,427
Ruentex Development Co., Ltd. (b)	788,000	922,641
Ruentex Industries, Ltd. (b)	520,000	1,033,767
Sampo Corp.	845,527	373,845
Sanyang Motor Co., Ltd.	812,945	545,815
ScinoPharm Taiwan, Ltd.	499,500	496,506
SDI Corp.	54,000	140,956
Senao International Co., Ltd.	164,911	219,284
Sercomm Corp.	235,000	384,830
Shin Zu Shing Co., Ltd.	70,000	193,725

27

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Shinkong Insurance Co., Ltd.	397,841	$ 527,058
Shinkong Synthetic Fibers Corp.	2,316,796	952,274
ShunSin Technology Holding, Ltd.	5,000	15,901
Shuttle, Inc. (b)	73,000	35,265
Sigurd Microelectronics Corp.	744,694	824,375
Silicon Integrated Systems Corp. (b)	918,299	302,260
Simplo Technology Co., Ltd.	163,277	1,120,313
Sinbon Electronics Co., Ltd.	334,444	933,240
Sinmag Equipment Corp.	75,271	341,435
Sino-American Silicon Products, Inc. (b)(c)	437,058	1,122,240
Sinon Corp.	844,662	475,819
Sinphar Pharmaceutical Co., Ltd.	415,879	280,585
Sinyi Realty, Inc.	659,828	730,429
Sitronix Technology Corp.	69,000	189,375
Soft-World International Corp.	101,848	242,503
Solartech Energy Corp. (b)(e)	426,207	171,485
St Shine Optical Co., Ltd.	37,000	813,120
Standard Foods Corp.	188,000	312,789
Sunny Friend Environmental Technology Co., Ltd.	12,000	87,643
Sunonwealth Electric Machine Industry Co., Ltd.	20,000	28,592
Superalloy Industrial Co., Ltd.	118,739	242,044
Swancor Holding Co., Ltd. (b)	26,000	66,164
Systex Corp.	293,000	614,155
TA Chen Stainless Pipe	537,960	942,615
TA-I Technology Co., Ltd.	60,000	131,268
Taichung Commercial Bank Co., Ltd.	2,727,940	960,448
Taiflex Scientific Co., Ltd.	313,699	340,073
TaiMed Biologics, Inc. (b)	110,000	679,101
Taimide Tech, Inc.	31,000	58,379
Tainan Enterprises Co., Ltd.	195,000	127,731
Tainan Spinning Co., Ltd.	1,624,105	707,451
Taisun Enterprise Co., Ltd.	740,549	452,338
Taiwan Business Bank	171,305	62,276
Taiwan Cogeneration Corp.	709,469	622,728
Taiwan Fertilizer Co., Ltd.	658,000	1,002,096
Taiwan Glass Industry Corp.	944,000	502,407
Taiwan Hon Chuan Enterprise Co., Ltd.	404,218	676,499
Taiwan Land Development Corp. (b)	869,781	257,804
Taiwan Paiho, Ltd. (c)	214,000	424,734
Taiwan Secom Co., Ltd.	315,961	912,710
Taiwan Semiconductor Co., Ltd.	137,000	268,768
Taiwan Surface Mounting Technology Corp.	562,308	735,735
Taiwan Union Technology Corp.	224,000	744,637
Taiyen Biotech Co., Ltd.	386,979	393,532
TBI Motion Technology Co., Ltd.	55,000	160,859
TCI Co., Ltd.	52,435	843,205
Teco Electric and Machinery Co., Ltd.	1,773,000	1,286,213
Test Rite International Co., Ltd.	496,896	380,813
Thye Ming Industrial Co., Ltd.	288,218	330,384
Ton Yi Industrial Corp.	725,000	338,363
Security Description	Shares	Value
Tong Hsing Electronic Industries, Ltd.	141,327	$ 446,666
Tong Yang Industry Co., Ltd.	412,872	570,635
Topco Scientific Co., Ltd.	299,299	693,035
TPK Holding Co., Ltd. (c)	229,000	393,004
Transcend Information, Inc.	206,484	473,386
Tripod Technology Corp.	427,353	1,165,903
TSRC Corp.	691,028	767,230
TTY Biopharm Co., Ltd.	222,436	619,962
Tung Ho Steel Enterprise Corp.	677,258	525,694
TXC Corp.	470,120	526,581
U-Ming Marine Transport Corp.	437,000	502,365
Unimicron Technology Corp.	1,221,000	801,790
Unitech Printed Circuit Board Corp.	165,240	89,025
Unity Opto Technology Co., Ltd. (b)	701,307	237,727
Unizyx Holding Corp. (b)	526,694	194,062
UPC Technology Corp.	971,498	486,815
USI Corp.	1,542,590	707,309
Visual Photonics Epitaxy Co., Ltd.	197,371	491,925
Voltronic Power Technology Corp.	42,000	737,301
Wafer Works Corp.	491,418	700,117
Wan Hai Lines, Ltd.	1,064,320	582,129
Waterland Financial Holdings Co., Ltd.	2,255,289	790,345
Wei Chuan Foods Corp. (b)	618,899	453,031
Wistron NeWeb Corp.	274,249	665,570
Wiwynn Corp.	46,000	432,400
WT Microelectronics Co., Ltd.	486,090	678,994
WUS Printed Circuit Co., Ltd. (b)	360,750	198,493
XinTec, Inc. (b)	80,000	116,595
Xxentria Technology Materials Corp. (b)	76,000	176,478
Yang Ming Marine Transport Corp. (b)(c)	627,970	179,549
Yeong Guan Energy Technology Group Co., Ltd.	92,000	161,504
YFY, Inc.	1,778,941	725,373
Yieh Phui Enterprise Co., Ltd.	1,259,771	433,223
Young Optics, Inc. (b)	57,000	167,642
Yulon Finance Corp	220,000	734,943
Yungtay Engineering Co., Ltd.	397,000	622,161
Zenitron Corp.	421,348	311,185
Zhen Ding Technology Holding, Ltd.	452,000	1,009,609
Zinwell Corp.	524,674	339,381
		140,011,861
THAILAND — 5.1%
Ananda Development PCL NVDR	1,085,000	169,426
Bangkok Airways PCL NVDR	441,700	183,017
Bangkok Land PCL NVDR	14,742,800	816,005
Bangkok Life Assurance PCL NVDR	184,200	185,111
Beauty Community PCL (e)	2,364,000	884,490
BEC World PCL NVDR	1,045,100	224,596
Carabao Group PCL Class F (e)	421,862	704,408
Central Plaza Hotel PCL NVDR	796,902	1,028,777

28

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Chularat Hospital PCL NVDR	7,520,900	$ 660,462
CPN Retail Growth Leasehold REIT (e)	1,380,500	1,173,895
Do Day Dream PCL NVDR	100,800	148,831
Dynasty Ceramic PCL NVDR	3,863,520	310,611
Erawan Group PCL NVDR	723,100	181,110
Esso Thailand PCL NVDR	1,418,267	684,136
GFPT PCL (e)	296,400	135,644
Grand Canal Land PCL NVDR	1,684,000	159,340
Gunkul Engineering PCL NVDR	6,295,970	611,297
Ichitan Group PCL NVDR	438,863	63,780
IMPACT Growth Real Estate Investment Trust	299,900	181,758
Inter Far East Energy Corp. NVDR (b)(d)	283,900	—
International Engineering PCL (b)(d)	63,855,934	—
Jasmine International PCL NVDR	2,808,525	481,983
JMT Network Services PCL NVDR	445,800	157,147
KCE Electronics PCL NVDR	773,500	1,010,525
LPN Development PCL NVDR	881,200	283,379
Major Cineplex Group PCL NVDR	1,044,000	794,137
MBK PCL NVDR	251,900	200,570
Mega Lifesciences PCL (e)	162,000	186,596
MK Restaurants Group PCL NVDR	439,831	986,016
Origin Property PCL NVDR	476,300	254,793
Precious Shipping PCL (b)(e)	599,000	251,899
Pruksa Holding PCL NVDR	1,314,431	861,655
PTG Energy PCL NVDR	775,200	321,202
Siamgas & Petrochemicals PCL NVDR	424,700	162,841
Singha Estate PCL NVDR (b)	1,631,700	182,645
Sino-Thai Engineering & Construction PCL NVDR (b)	1,256,400	967,358
Sri Trang Agro-Industry PCL NVDR	988,380	501,219
Srisawad Corp. PCL NVDR	749,282	1,117,899
Supalai PCL NVDR	1,046,300	786,181
Taokaenoi Food & Marketing PCL NVDR	341,500	183,738
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,817,200	1,129,429
Thai Airways International PCL NVDR (b)	868,400	405,468
Thai Vegetable Oil PCL NVDR	456,800	409,623
Thaicom PCL NVDR	214,906	64,459
Thonburi Healthcare Group PCL NVDR	97,800	96,016
Thoresen Thai Agencies PCL (e)	3,103,706	724,582
Tipco Asphalt PCL NVDR	938,100	469,920
TPI Polene PCL (e)	1,014,000	57,692
TPI Polene Power PCL NVDR	4,362,000	896,948
Vibhavadi Medical Center PCL NVDR	2,457,300	194,517
WHA Corp. PCL NVDR	9,673,130	1,304,108
Security Description	Shares	Value
Workpoint Entertainment PCL NVDR	159,000	$ 202,806
		24,154,045
TURKEY — 2.1%
Aksa Akrilik Kimya Sanayii A/S	98,119	163,660
Albaraka Turk Katilim Bankasi A/S	495,343	124,510
Anadolu Efes Biracilik Ve Malt Sanayii A/S	113,975	399,946
Arcelik A/S	136,839	315,486
Aygaz A/S	123,209	251,246
Bera Holding A/S (b)	205,052	61,782
Coca-Cola Icecek A/S	41,721	234,465
Dogan Sirketler Grubu Holding A/S (b)(c)	258,956	46,555
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	1,072,987	319,719
Enerjisa Enerji AS	229,350	201,964
Is Gayrimenkul Yatirim Ortakligi A/S REIT	1,209,031	183,147
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (b)	1,130,160	763,812
Koza Altin Isletmeleri A/S (b)	67,857	580,037
Koza Anadolu Metal Madencilik Isletmeleri A/S (b)(c)	181,053	194,998
Mavi Giyim Sanayi Ve Ticaret AS	35,009	208,983
Migros Ticaret A/S (b)(c)	121,590	327,489
MLP Saglik Hizmetleri AS (a)(b)	118,658	239,398
NET Holding A/S (b)(c)	282,844	98,404
Pegasus Hava Tasimaciligi A/S (b)	41,503	187,089
Petkim Petrokimya Holding A/S	514,526	458,228
Sasa Polyester Sanayi A/S (b)	91,326	154,153
Soda Sanayii A/S	211,985	244,545
Sok Marketler Ticaret AS (b)	174,175	257,176
TAV Havalimanlari Holding A/S	113,796	592,536
Tekfen Holding A/S	251,566	905,375
Tofas Turk Otomobil Fabrikasi A/S	70,074	249,394
Trakya Cam Sanayii A/S	232,898	166,707
Turk Telekomunikasyon A/S (b)	351,823	213,180
Turk Traktor ve Ziraat Makineleri A/S	23,393	186,917
Turkiye Halk Bankasi A/S	332,798	370,619
Turkiye Sinai Kalkinma Bankasi A/S	1,011,428	144,795
Turkiye Vakiflar Bankasi TAO Class D	582,123	367,261
Ulker Biskuvi Sanayi A/S (b)	105,651	297,750
Yazicilar Holding A/S Class A	93,145	266,536
Zorlu Enerji Elektrik Uretim A/S (b)	816,451	182,119
		9,959,981
UNITED ARAB EMIRATES — 0.5%
Air Arabia PJSC	1,782,712	465,935
Al Waha Capital PJSC	1,078,999	549,333
Amanat Holdings PJSC	723,048	224,412

29

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Arabtec Holding PJSC	764,967	$ 401,951
DXB Entertainments PJSC (b)	2,752,875	262,318
Eshraq Properties Co. PJSC (b)	1,652,316	243,368
RAK Properties PJSC	2,655,113	433,718
		2,581,035
UNITED KINGDOM — 0.0% (g)
Pan African Resources PLC	1,233,766	127,289
UNITED STATES — 0.3%
IntelliEPI, Inc.	6,000	11,928
Luxoft Holding, Inc. (b)	24,734	1,171,155
		1,183,083
TOTAL COMMON STOCKS (Cost $560,103,561)		469,748,929

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
Datasonic Group Bhd (expiring 7/5/23)	565,200	16,389
THAILAND — 0.0% (g)
International Engineering PCL (expiring 5/22/19) (b) (d)	13,635,806	—
VGI Global Media PCL (expiring 9/10/22) (b)	776,702	14,410
		14,410
TOTAL WARRANTS (Cost $0)		30,799
RIGHTS — 0.0% (g)
HONG KONG — 0.0% (g)
Munsun Capital Group, Ltd. (expired 9/18/18) (b) (e) (Cost $138,410)	680,600	2,609
SHORT-TERM INVESTMENT — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (h) (i) (Cost $12,167,528)	12,167,528	12,167,528
TOTAL INVESTMENTS — 102.2% (Cost $572,409,499)		481,949,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(10,600,944)
NET ASSETS — 100.0%		$ 471,348,921

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $30,112, representing 0.0% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $5,783,681 representing 1.2% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
CPO	= Certificate of Ordinary Participation
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIC	= Real Estate Investment Company
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 29,352,143	$ —	$ —	$ 29,352,143
30

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Chile	$ 7,174,528	$ —	$ —	$ 7,174,528
China	66,345,572	552,139	30,112	66,927,823
Colombia	725,666	—	—	725,666
Czech Republic	2,108,455	—	—	2,108,455
Egypt	2,926,694	—	—	2,926,694
Greece	7,477,889	69,174	—	7,547,063
Hong Kong	13,439,096	52,446	0(a)	13,491,542
Hungary	755,176	—	—	755,176
India	48,324,675	—	0(a)	48,324,675
Indonesia	14,654,155	—	—	14,654,155
Luxembourg	166,799	—	—	166,799
Malaysia	23,230,139	—	—	23,230,139
Mexico	11,717,851	—	—	11,717,851
Monaco	1,337,114	—	—	1,337,114
Pakistan	7,399,978	—	—	7,399,978
Peru	1,125,002	—	—	1,125,002
Philippines	4,928,127	—	—	4,928,127
Poland	7,495,278	—	—	7,495,278
Qatar	1,973,916	—	—	1,973,916
Russia	4,287,773	—	—	4,287,773
Singapore	1,311,218	—	—	1,311,218
South Africa	32,770,520	—	—	32,770,520
Taiwan	139,023,754	988,107	—	140,011,861
Thailand	20,034,839	4,119,206	0(a)	24,154,045
Turkey	9,959,981	—	—	9,959,981
United Arab Emirates	2,581,035	—	—	2,581,035
United Kingdom	127,289	—	—	127,289
United States	1,183,083	—	—	1,183,083
Warrants
Malaysia	16,389	—	—	16,389
Thailand	14,410	—	0(a)	14,410
Rights
Hong Kong	—	2,609	—	2,609
Short-Term Investment	12,167,528	—	—	12,167,528
TOTAL INVESTMENTS	$476,136,072	$5,783,681	$30,112	$481,949,865

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	379,285	$ 379,285	$ 38,761,634	$ 39,140,919	$—	$—	—	$ —	$ 15,414	$—
State Street Navigator Securities Lending Government Money Market Portfolio	16,261,252	16,261,252	75,414,401	79,508,125	—	—	12,167,528	12,167,528	744,840	—
Total		$16,640,537	$114,176,035	$118,649,044	$—	$—		$12,167,528	$760,254	$—
31	AREWX

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 0.0% (a)
MercadoLibre, Inc. (b)	140	$ 47,666
AUSTRALIA — 1.9%
AMP, Ltd.	27,219	62,825
APA Group	13,876	100,199
Aristocrat Leisure, Ltd.	2,784	57,289
ASX, Ltd.	329	15,154
Australia & New Zealand Banking Group, Ltd.	11,484	234,155
Bank of Queensland, Ltd.	8,001	63,796
Bendigo & Adelaide Bank, Ltd. (b)	4,386	34,115
Brambles, Ltd.	8,303	65,483
Challenger, Ltd.	2,926	23,712
Commonwealth Bank of Australia	7,159	369,896
Computershare, Ltd.	3,134	45,239
CSL, Ltd.	1,649	239,951
Dexus REIT	3,789	28,951
Flight Centre Travel Group, Ltd. (b)	415	15,963
Fortescue Metals Group, Ltd.	11,228	31,846
Goodman Group REIT	8,508	63,776
Healthscope, Ltd.	13,153	19,985
Insurance Australia Group, Ltd.	11,111	58,848
LendLease Group	2,473	35,178
Macquarie Group, Ltd.	1,625	148,194
Medibank Pvt, Ltd.	12,264	25,822
Mirvac Group REIT	23,075	40,237
National Australia Bank, Ltd. (b)	12,256	246,614
Newcrest Mining, Ltd.	2,687	37,737
QBE Insurance Group, Ltd.	7,121	57,295
Scentre Group REIT	26,737	76,802
SEEK, Ltd.	2,222	33,376
Sonic Healthcare, Ltd.	1,756	31,650
Stockland REIT	17,141	51,470
Suncorp Group, Ltd.	8,451	88,419
Sydney Airport	13,664	68,119
Tabcorp Holdings, Ltd.	17,346	61,122
Telstra Corp., Ltd.	23,949	55,277
Treasury Wine Estates, Ltd.	3,782	47,861
Wesfarmers, Ltd.	3,339	120,434
Westpac Banking Corp.	13,139	265,523
Woolworths Group, Ltd.	5,586	113,492
		3,135,805
AUSTRIA — 0.1%
Erste Group Bank AG (c)	1,466	60,925
Raiffeisen Bank International AG	1,081	31,138
		92,063
BELGIUM — 0.2%
Ageas	386	20,763
Anheuser-Busch InBev SA	2,988	261,055
Umicore SA	1,161	64,957
		346,775
BERMUDA — 0.0% (a)
Marvell Technology Group, Ltd.	2,351	45,374
Security Description	Shares	Value
BRAZIL — 0.7%
Ambev SA	30,510	$ 140,114
B3 SA - Brasil Bolsa Balcao	10,114	59,262
Banco Bradesco SA Preference Shares	16,265	116,768
Banco do Brasil SA	5,259	38,782
CCR SA	4,852	10,278
Cielo SA	1,522	4,669
Fibria Celulose SA	2,119	40,071
Itau Unibanco Holding SA Preference Shares	14,605	161,390
Itausa - Investimentos Itau SA Preference Shares	11,246	28,442
Klabin SA	5,206	25,929
Localiza Rent a Car SA	6,040	34,408
Suzano Papel e Celulose SA	3,709	44,654
Telefonica Brasil SA Preference Shares	1,467	14,400
Ultrapar Participacoes SA	8,118	75,884
Vale SA	21,589	323,385
		1,118,436
CANADA — 3.2%
Agnico Eagle Mines, Ltd.	2,135	72,873
Alimentation Couche-Tard, Inc. Class B	1,932	96,570
Bank of Montreal	2,424	199,793
Bank of Nova Scotia	5,162	307,460
BCE, Inc.	2,303	93,235
BlackBerry, Ltd. (c)	3,642	41,193
Bombardier, Inc. Class B (c)	12,995	46,246
Brookfield Asset Management, Inc. Class A	3,526	156,823
Cameco Corp.	2,662	30,335
Canadian Imperial Bank of Commerce (b)	1,837	172,004
Canadian National Railway Co.	2,454	220,036
Canadian Pacific Railway, Ltd.	235	49,674
Canadian Tire Corp., Ltd. Class A	276	32,315
CCL Industries, Inc. Class B	1,192	53,689
CGI Group, Inc. Class A (c)	661	42,587
Constellation Software, Inc.	58	42,621
Dollarama, Inc.	1,272	40,042
Enbridge, Inc. (d)	2,165	69,811
Enbridge, Inc. (d)	4,744	153,184
Fairfax Financial Holdings, Ltd.	140	76,005
First Quantum Minerals, Ltd.	9,218	104,902
Franco-Nevada Corp.	1,932	120,769
George Weston, Ltd.	1,166	88,194
Goldcorp, Inc.	4,356	44,349
Great-West Lifeco, Inc.	1,085	26,307
Hydro One, Ltd. (e)	12,152	184,640
Intact Financial Corp.	424	35,229
Loblaw Cos., Ltd.	1,086	55,753
Lundin Mining Corp.	19,393	102,621
Magna International, Inc.	617	32,387
Manulife Financial Corp.	5,095	91,013
Metro, Inc.	1,272	39,540
National Bank of Canada (b)	848	42,321

32

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Nutrien, Ltd. (b)	1,802	$ 103,971
Open Text Corp.	1,081	41,104
Pembina Pipeline Corp.	8,015	272,148
Power Corp. of Canada	1,640	35,601
Power Financial Corp.	1,696	38,825
PrairieSky Royalty, Ltd. (b)	15,246	267,625
Restaurant Brands International, Inc. (b)	1,335	78,989
Rogers Communications, Inc. Class B	1,656	85,106
Royal Bank of Canada	5,693	456,021
Shaw Communications, Inc. Class B	2,340	45,565
Shopify, Inc. Class A (c)	318	52,229
SNC-Lavalin Group, Inc.	1,693	68,985
Sun Life Financial, Inc.	1,788	71,030
TELUS Corp.	1,378	50,756
Thomson Reuters Corp.	1,473	67,166
Toronto-Dominion Bank	7,330	445,096
Turquoise Hill Resources, Ltd. (c)	33,382	71,020
Wheaton Precious Metals Corp.	6,477	113,245
WSP Global, Inc.	742	40,579
		5,369,582
CHILE — 0.2%
Aguas Andinas SA Class A	101,463	56,003
Antofagasta PLC	11,412	127,240
Cencosud SA	9,426	22,348
SACI Falabella	4,933	40,041
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,115	51,047
		296,679
CHINA — 3.2%
58.com, Inc. ADR (c)	318	23,405
AAC Technologies Holdings, Inc.	3,000	31,170
Agricultural Bank of China, Ltd. Class H	179,000	87,843
Alibaba Group Holding, Ltd. ADR (c)	4,011	660,852
ANTA Sports Products, Ltd.	5,000	23,994
Baidu, Inc. ADR (c)	1,074	245,602
Bank of China, Ltd. Class H	378,000	168,109
Bank of Communications Co., Ltd. Class H	76,000	57,013
Beijing Capital International Airport Co., Ltd. Class H	24,000	29,168
BOC Hong Kong Holdings, Ltd.	6,000	28,524
Brilliance China Automotive Holdings, Ltd.	20,000	32,358
CGN Power Co., Ltd. Class H (e)	359,200	85,383
China Cinda Asset Management Co., Ltd. Class H	57,000	14,423
China CITIC Bank Corp., Ltd. Class H	72,000	46,099
China Construction Bank Corp. Class H	392,000	342,660
China Evergrande Group (b)	13,700	38,431
China Life Insurance Co., Ltd. Class H	36,000	81,800
Security Description	Shares	Value
China Mengniu Dairy Co., Ltd. (c)	13,000	$ 43,278
China Merchants Bank Co., Ltd. Class H	24,500	99,567
China Minsheng Banking Corp., Ltd. Class H (b)	51,000	37,868
China Mobile, Ltd.	21,000	207,051
China Molybdenum Co., Ltd. Class H (b)	90,000	37,726
China Oilfield Services, Ltd. Class H	24,000	26,040
China Overseas Land & Investment, Ltd.	16,000	50,096
China Pacific Insurance Group Co., Ltd. Class H	12,800	49,401
China Reinsurance Group Corp. Class H	193,000	38,231
China Resources Beer Holdings Co., Ltd.	10,000	40,192
China Resources Gas Group, Ltd.	36,000	146,532
China Telecom Corp., Ltd. Class H	82,000	40,765
China Unicom Hong Kong, Ltd.	36,000	42,418
China Vanke Co., Ltd. Class H	7,096	23,487
Chongqing Rural Commercial Bank Co., Ltd. Class H	55,000	30,083
CITIC Securities Co., Ltd. Class H	9,000	16,010
Country Garden Holdings Co., Ltd.	25,000	31,534
CSPC Pharmaceutical Group, Ltd.	20,000	42,480
Ctrip.com International, Ltd. ADR (c)	1,762	65,494
ENN Energy Holdings, Ltd.	3,000	26,071
Fosun International, Ltd.	21,000	37,036
Geely Automobile Holdings, Ltd.	20,000	39,873
Guangzhou Automobile Group Co., Ltd. Class H	27,200	30,138
Huaneng Renewables Corp., Ltd. Class H	182,000	54,194
Huazhu Group, Ltd. ADR	530	17,119
Industrial & Commercial Bank of China, Ltd. Class H	320,000	233,920
JD.com, Inc. ADR (b)(c)	3,396	88,602
Jiangsu Expressway Co., Ltd. Class H	32,000	41,059
Lenovo Group, Ltd.	56,000	40,936
MMG, Ltd. (c)	68,000	35,195
NetEase, Inc. ADR	287	65,508
New Oriental Education & Technology Group, Inc. ADR (c)	641	47,440
People's Insurance Co. Group of China, Ltd. Class H	105,000	47,234
PICC Property & Casualty Co., Ltd. Class H	42,000	49,595
Ping An Insurance Group Co. of China, Ltd. Class H	20,500	208,277
Postal Savings Bank of China Co., Ltd. Class H (e)	67,000	42,213
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,500	13,799
Shenzhou International Group Holdings, Ltd.	4,000	51,323

33

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Sunac China Holdings, Ltd.	11,000	$ 33,879
Sunny Optical Technology Group Co., Ltd.	2,500	28,850
TAL Education Group ADR (c)	1,511	38,848
Tencent Holdings, Ltd.	20,684	854,333
Towngas China Co., Ltd. (c)	72,351	63,337
Vipshop Holdings, Ltd. ADR (c)	1,491	9,304
Yum China Holdings, Inc.	1,494	52,454
Zhejiang Expressway Co., Ltd. Class H	38,000	31,614
ZTE Corp. Class H (b)(c)	4,600	8,430
		5,355,668
COLOMBIA — 0.3%
Bancolombia SA	2,200	23,635
Bancolombia SA Preference Shares	5,600	59,029
Grupo Aval Acciones y Valores SA Preference Shares	203,431	79,814
Grupo de Inversiones Suramericana SA Preference Shares	4,597	52,636
Grupo de Inversiones Suramericana SA	6,709	78,536
Interconexion Electrica SA ESP	29,587	133,318
		426,968
DENMARK — 0.5%
Carlsberg A/S Class B	211	25,319
Chr. Hansen Holding A/S	717	72,813
Coloplast A/S Class B	350	35,805
Danske Bank A/S	1,814	47,664
Genmab A/S (c)	215	33,822
ISS A/S	873	30,730
Novo Nordisk A/S Class B	6,715	316,278
Novozymes A/S Class B	1,864	102,369
Pandora A/S	424	26,489
Vestas Wind Systems A/S	886	59,947
		751,236
FINLAND — 0.3%
Kone Oyj Class B	1,759	94,023
Neste Oyj	714	59,047
Nokia Oyj	2,631	14,598
Nokia Oyj	15,466	85,939
Nokian Renkaat Oyj	522	21,396
Sampo Oyj Class A	1,790	92,727
Wartsila OYJ Abp	2,299	44,834
		412,564
FRANCE — 3.6%
Aeroports de Paris	367	82,654
Airbus SE	2,544	319,656
Alstom SA	1,244	55,614
Amundi SA (e)	463	34,708
Atos SE	402	47,860
AXA SA	8,584	230,813
BNP Paribas SA	4,048	247,829
Bollore SA	11,809	51,024
Bureau Veritas SA	1,551	40,047
Capgemini SE	734	92,415
CNP Assurances	1,753	42,270
Security Description	Shares	Value
Covivio REIT	298	$ 31,065
Credit Agricole SA	4,541	65,328
Danone SA	2,395	185,546
Dassault Aviation SA	18	33,326
Dassault Systemes SE	481	71,930
Edenred	1,992	75,959
Eiffage SA	392	43,782
Essilor International Cie Generale d'Optique SA	788	116,650
Eurazeo SE	800	63,046
Eutelsat Communications SA (b)	976	23,081
Gecina SA REIT	306	51,109
Getlink	5,027	64,227
Hermes International	126	83,507
ICADE REIT	527	48,724
Iliad SA (b)	185	24,174
Ingenico Group SA	210	15,962
Kering SA	356	190,910
Klepierre SA REIT	1,666	59,077
Legrand SA	1,468	107,045
L'Oreal SA	1,416	341,601
LVMH Moet Hennessy Louis Vuitton SE	1,191	421,367
Natixis SA	4,316	29,296
Orange SA	8,747	139,543
Pernod Ricard SA	1,019	167,238
Peugeot SA	3,855	104,014
Publicis Groupe SA	803	48,015
Remy Cointreau SA	163	21,242
Renault SA	1,229	106,348
Rexel SA	2,507	37,665
Safran SA	1,727	242,113
Sanofi	4,543	403,984
Schneider Electric SE	3,072	247,271
SCOR SE	822	38,190
Societe BIC SA	220	20,149
Societe Generale SA	3,026	129,938
Sodexo SA	604	64,079
Teleperformance	120	22,649
Thales SA	463	65,797
Ubisoft Entertainment SA (c)	321	34,831
Unibail-Rodamco-Westfield	2,980	30,445
Unibail-Rodamco-Westfield	689	138,623
Valeo SA	713	30,973
Vinci SA	2,947	280,750
Vivendi SA	5,501	141,653
		5,907,112
GERMANY — 2.9%
adidas AG	750	183,720
Allianz SE	2,000	446,016
BASF SE	3,552	315,818
Bayer AG	2,935	260,823
Bayerische Motoren Werke AG	2,159	194,872
Beiersdorf AG	560	63,210
Brenntag AG	700	43,222
Commerzbank AG (c)	2,142	22,329
Continental AG	330	57,475
Daimler AG	4,547	287,041

34

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Deutsche Bank AG	7,007	$ 79,986
Deutsche Boerse AG	606	81,226
Deutsche Post AG	1,849	65,953
Deutsche Telekom AG	12,705	204,899
Deutsche Wohnen SE	852	40,890
Fraport AG Frankfurt Airport Services Worldwide	504	44,549
Fresenius Medical Care AG & Co. KGaA	960	98,770
Fresenius SE & Co. KGaA	1,657	121,712
Fuchs Petrolub SE Preference Shares	657	36,721
GEA Group AG	802	28,579
Henkel AG & Co. KGaA Preference Shares	1,137	133,449
HUGO BOSS AG	296	22,801
Infineon Technologies AG	4,738	107,697
Innogy SE (c)	2,237	94,967
KION Group AG	233	14,327
Merck KGaA	490	50,653
MTU Aero Engines AG	249	56,136
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	844	186,993
Puma SE	30	14,809
SAP SE	3,915	482,011
Siemens AG	3,208	411,137
Siemens Healthineers AG (c)(e)	565	24,855
Symrise AG	1,141	104,193
Telefonica Deutschland Holding AG	9,876	41,766
United Internet AG	507	23,997
Volkswagen AG Preference Shares	777	136,817
Vonovia SE	1,426	69,697
Wirecard AG	542	117,534
Zalando SE (c)(e)	578	22,497
		4,794,147
HONG KONG — 1.2%
AIA Group, Ltd.	47,200	421,639
Bank of East Asia, Ltd.	9,400	35,078
China Gas Holdings, Ltd.	13,200	37,365
CK Asset Holdings, Ltd.	12,459	93,543
Galaxy Entertainment Group, Ltd.	8,000	50,761
Hanergy Thin Film Power Group, Ltd. (c)(f)	24,000	—
Hang Lung Properties, Ltd.	17,000	33,240
Hang Seng Bank, Ltd.	2,400	65,207
Henderson Land Development Co., Ltd.	9,393	47,236
Hong Kong & China Gas Co., Ltd.	78,822	156,538
Hong Kong Exchanges & Clearing, Ltd.	5,006	143,305
Hongkong Land Holdings, Ltd.	7,200	47,664
Jardine Matheson Holdings, Ltd.	1,000	62,750
Jardine Strategic Holdings, Ltd.	1,200	43,560
Kerry Properties, Ltd.	7,500	25,448
Link REIT	10,500	103,391
Melco Resorts & Entertainment, Ltd. ADR	1,493	31,577
Security Description	Shares	Value
MTR Corp., Ltd.	8,380	$ 44,123
Sands China, Ltd.	13,600	61,613
Sino Biopharmaceutical, Ltd.	27,500	25,655
Sino Land Co., Ltd.	30,237	51,858
Sun Hung Kai Properties, Ltd.	10,000	145,689
Swire Properties, Ltd.	7,200	27,282
Techtronic Industries Co., Ltd.	7,500	47,924
Wharf Holdings, Ltd.	10,000	27,221
Wharf Real Estate Investment Co., Ltd.	6,000	38,722
Wheelock & Co., Ltd.	5,000	30,000
		1,898,389
HUNGARY — 0.0% (a)
OTP Bank Nyrt	956	35,429
INDIA — 0.9%
Adani Ports & Special Economic Zone, Ltd.	8,407	38,144
Asian Paints, Ltd.	3,922	69,973
Axis Bank, Ltd. (c)	9,297	78,651
Bajaj Auto, Ltd.	566	20,983
Bharat Petroleum Corp., Ltd.	10,407	53,715
Bharti Airtel, Ltd.	7,658	35,765
Eicher Motors, Ltd.	75	25,023
Godrej Consumer Products, Ltd.	2,949	31,270
HCL Technologies, Ltd.	3,207	48,125
Hindustan Unilever, Ltd.	3,895	86,422
Housing Development Finance Corp., Ltd.	5,800	140,379
ICICI Bank, Ltd. ADR	7,284	61,841
Infosys, Ltd. ADR	16,142	164,164
ITC, Ltd.	18,998	78,034
Larsen & Toubro, Ltd. GDR	3,601	62,441
Mahindra & Mahindra, Ltd. GDR	3,733	43,676
Maruti Suzuki India, Ltd.	592	60,008
Nestle India, Ltd.	296	39,607
Reliance Industries, Ltd.	3,303	57,318
State Bank of India GDR (c)	984	36,359
Sun Pharmaceutical Industries, Ltd.	3,254	27,977
Tata Consultancy Services, Ltd.	3,919	118,057
Tata Motors, Ltd. (c)	14,279	44,064
Tech Mahindra, Ltd.	3,037	31,233
Titan Co., Ltd.	2,667	29,639
United Spirits, Ltd. (c)	2,511	17,815
Wipro, Ltd. ADR (b)	8,268	43,076
Yes Bank, Ltd.	7,417	18,791
		1,562,550
INDONESIA — 0.2%
Astra International Tbk PT	133,200	65,699
Bank Central Asia Tbk PT	38,700	62,719
Bank Mandiri Persero Tbk PT	72,100	32,539
Bank Rakyat Indonesia Persero Tbk PT	180,200	38,092
Gudang Garam Tbk PT	5,000	24,846
Hanjaya Mandala Sampoerna Tbk PT	168,500	43,534
Jasa Marga Persero Tbk PT	95,650	28,692

35

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Telekomunikasi Indonesia Persero Tbk PT	216,600	$ 52,909
Unilever Indonesia Tbk PT	11,100	35,029
		384,059
IRELAND — 0.4%
Accenture PLC Class A	2,441	415,458
AerCap Holdings NV (c)	935	53,781
AIB Group PLC	4,904	25,120
James Hardie Industries PLC	2,507	38,020
Kerry Group PLC Class A	569	62,950
Paddy Power Betfair PLC	303	25,867
		621,196
ISRAEL — 0.2%
Bank Hapoalim BM	5,611	41,108
Bank Leumi Le-Israel BM	3,721	24,549
Check Point Software Technologies, Ltd. (c)	666	78,368
Frutarom Industries, Ltd.	494	51,150
Nice, Ltd. (c)	224	25,350
Teva Pharmaceutical Industries, Ltd. ADR	1,200	25,848
Teva Pharmaceutical Industries, Ltd.	2,709	59,400
		305,773
ITALY — 0.5%
Assicurazioni Generali SpA	6,890	119,081
Atlantia SpA	3,732	77,461
Ferrari NV	787	108,412
Intesa Sanpaolo SpA	54,459	139,222
Leonardo SpA	1,825	22,003
Luxottica Group SpA	804	54,649
Mediobanca Banca di Credito Finanziario SpA	2,273	22,715
Moncler SpA	279	12,023
Poste Italiane SpA (e)	3,617	28,912
Snam SpA	12,034	50,165
Telecom Italia SpA/Milano	115,763	62,308
Terna Rete Elettrica Nazionale SpA	16,069	85,874
UniCredit SpA	7,515	113,159
		895,984
JAPAN — 7.6%
Asahi Group Holdings, Ltd.	1,400	60,703
Astellas Pharma, Inc.	7,900	137,851
Bandai Namco Holdings, Inc.	700	27,209
Bank of Kyoto, Ltd.	300	15,662
Canon, Inc.	4,800	152,555
Casio Computer Co., Ltd. (b)	1,700	27,793
Central Japan Railway Co.	700	145,812
Chiba Bank, Ltd. (b)	3,200	21,862
Chugai Pharmaceutical Co., Ltd.	600	38,561
Coca-Cola Bottlers Japan Holdings, Inc.	600	16,058
Concordia Financial Group, Ltd.	5,900	28,933
Daifuku Co., Ltd.	400	20,390
Dai-ichi Life Holdings, Inc.	3,500	72,890
Daiichi Sankyo Co., Ltd.	2,000	86,719
Daikin Industries, Ltd.	1,300	173,108
Security Description	Shares	Value
Daito Trust Construction Co., Ltd. (b)	200	$ 25,734
Daiwa House Industry Co., Ltd.	2,800	83,025
Daiwa Securities Group, Inc.	11,700	71,198
Denso Corp.	2,100	110,912
Dentsu, Inc.	1,300	60,316
East Japan Railway Co.	1,100	102,219
Eisai Co., Ltd.	1,200	116,846
FANUC Corp.	700	132,007
Fast Retailing Co., Ltd.	300	152,978
FUJIFILM Holdings Corp.	600	27,019
Fujitsu, Ltd.	600	42,766
Fukuoka Financial Group, Inc.	1,600	44,020
Hitachi Chemical Co., Ltd.	2,300	46,836
Hitachi, Ltd.	2,800	95,153
Honda Motor Co., Ltd. (b)	5,700	172,578
Hoshizaki Corp.	200	20,707
Hoya Corp.	1,500	89,140
IHI Corp.	500	18,951
Isetan Mitsukoshi Holdings, Ltd. (b)	2,000	24,563
Isuzu Motors, Ltd.	3,300	52,034
ITOCHU Corp.	7,600	139,173
Japan Post Bank Co., Ltd. (b)	3,900	46,113
Japan Post Holdings Co., Ltd.	6,732	80,131
Japan Tobacco, Inc.	4,800	125,340
JGC Corp. (b)	1,500	34,415
Kajima Corp.	2,500	36,338
Kamigumi Co., Ltd.	1,600	35,272
Kansai Paint Co., Ltd. (b)	3,000	55,307
Kao Corp.	1,500	121,152
KDDI Corp.	7,000	193,450
Keikyu Corp. (b)	1,700	30,996
Keio Corp.	400	21,904
Keisei Electric Railway Co., Ltd.	1,100	38,738
Keyence Corp.	300	174,266
Kikkoman Corp.	400	23,806
Kirin Holdings Co., Ltd.	1,800	46,131
Koito Manufacturing Co., Ltd.	600	39,407
Komatsu, Ltd. (b)	3,200	97,365
Kose Corp.	100	19,061
Kubota Corp.	3,800	64,602
Kyocera Corp.	1,300	78,056
Lawson, Inc.	700	42,646
M3, Inc.	1,400	31,775
Makita Corp.	800	40,076
Marubeni Corp.	56,100	513,659
Mebuki Financial Group, Inc.	6,600	22,836
Medipal Holdings Corp.	1,400	29,224
MISUMI Group, Inc.	1,300	33,649
Mitsubishi Corp.	11,900	366,791
Mitsubishi Electric Corp.	7,400	101,405
Mitsubishi Estate Co., Ltd.	5,600	95,252
Mitsubishi Gas Chemical Co., Inc.	800	17,037
Mitsubishi Heavy Industries, Ltd.	1,000	38,623
Mitsubishi Motors Corp.	2,500	17,652
Mitsubishi UFJ Financial Group, Inc.	47,100	294,041
Mitsui & Co., Ltd.	31,300	556,778

36

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Mitsui Fudosan Co., Ltd.	4,000	$ 94,696
Mizuho Financial Group, Inc.	107,900	188,280
MS&AD Insurance Group Holdings, Inc.	1,900	63,464
Murata Manufacturing Co., Ltd.	500	76,881
Nexon Co., Ltd. (c)	1,700	22,226
NGK Spark Plug Co., Ltd.	600	17,485
Nidec Corp.	1,000	143,901
Nikon Corp. (b)	2,400	45,112
Nintendo Co., Ltd.	400	146,005
Nippon Paint Holdings Co., Ltd. (b)	1,700	63,459
Nippon Telegraph & Telephone Corp.	2,500	112,955
Nissan Chemical Corp.	400	21,130
Nissan Motor Co., Ltd. (b)	6,700	62,732
Nitori Holdings Co., Ltd.	300	43,038
Nitto Denko Corp.	700	52,482
Nomura Holdings, Inc.	17,300	82,658
Nomura Research Institute, Ltd.	800	40,428
NTT Data Corp.	4,000	55,395
NTT DOCOMO, Inc.	5,400	145,239
Obayashi Corp.	3,900	36,945
Olympus Corp.	1,300	50,759
Omron Corp.	500	21,130
Ono Pharmaceutical Co., Ltd.	1,500	42,457
Oriental Land Co., Ltd.	1,200	125,510
ORIX Corp.	6,000	97,302
Otsuka Holdings Co., Ltd.	1,000	50,420
Panasonic Corp.	7,200	83,895
Rakuten, Inc. (b)	7,200	55,199
Recruit Holdings Co., Ltd.	4,700	156,908
Renesas Electronics Corp. (c)	3,600	22,503
Resona Holdings, Inc.	12,600	70,807
Ricoh Co., Ltd. (b)	2,300	24,704
Rohm Co., Ltd.	400	29,159
Ryohin Keikaku Co., Ltd.	100	29,757
Sankyo Co., Ltd.	600	23,480
SBI Holdings, Inc.	1,800	55,940
Secom Co., Ltd.	1,600	130,468
Sekisui House, Ltd.	3,600	54,910
Seven & i Holdings Co., Ltd.	2,400	106,916
Seven Bank, Ltd. (b)	7,700	24,337
Shimano, Inc.	300	48,360
Shimizu Corp.	6,600	60,256
Shin-Etsu Chemical Co., Ltd.	1,800	159,502
Shinsei Bank, Ltd.	1,000	16,349
Shionogi & Co., Ltd.	800	52,289
Shiseido Co., Ltd.	1,600	123,946
Shizuoka Bank, Ltd.	2,100	18,858
SMC Corp.	200	64,023
SoftBank Group Corp.	3,300	333,239
Sompo Holdings, Inc.	1,600	68,164
Sony Corp.	5,000	306,643
Start Today Co., Ltd.	700	21,200
Subaru Corp.	2,800	85,786
Sumitomo Corp.	4,200	70,052
Sumitomo Metal Mining Co., Ltd. (b)	1,700	59,658
Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	5,900	$ 238,213
Sumitomo Mitsui Trust Holdings, Inc.	1,700	69,985
Sumitomo Realty & Development Co., Ltd.	1,000	35,920
Suzuki Motor Corp.	1,700	97,404
Sysmex Corp.	500	43,051
T&D Holdings, Inc.	1,200	19,809
Taisei Corp.	1,500	68,407
Takeda Pharmaceutical Co., Ltd. (b)	3,500	149,786
Terumo Corp.	1,200	71,101
Toho Gas Co., Ltd. (b)	3,200	121,565
Tokio Marine Holdings, Inc.	2,900	143,921
Tokyo Electron, Ltd. (b)	600	82,458
Tokyu Corp.	1,900	34,760
Toshiba Corp. (c)	1,400	40,489
TOTO, Ltd.	800	33,209
Toyota Industries Corp.	800	47,330
Toyota Motor Corp.	9,100	568,425
Toyota Tsusho Corp.	2,600	98,200
Trend Micro, Inc.	400	25,743
Unicharm Corp.	1,100	36,394
USS Co., Ltd.	1,100	20,424
Yakult Honsha Co., Ltd.	500	40,983
Yamaha Corp.	300	15,900
Yamaha Motor Co., Ltd.	600	16,824
Yaskawa Electric Corp.	500	14,857
		12,612,130
LUXEMBOURG — 0.1%
Reinet Investments SCA	1,990	36,999
SES SA	1,537	33,741
Tenaris SA	2,656	44,516
		115,256
MACAU — 0.0% (a)
MGM China Holdings, Ltd. (b)	7,200	11,410
Wynn Macau, Ltd.	9,200	21,163
		32,573
MALAYSIA — 0.3%
AMMB Holdings Bhd	38,400	38,321
CIMB Group Holdings Bhd	27,929	40,559
Dialog Group Bhd	38,000	32,045
Genting Bhd	43,200	81,525
Genting Malaysia Bhd	32,600	39,307
IHH Healthcare Bhd	22,400	28,200
Malayan Banking Bhd	22,244	52,620
Petronas Dagangan Bhd	8,900	56,473
PPB Group Bhd	11,400	46,223
Public Bank Bhd	9,100	54,972
Westports Holdings Bhd	47,962	44,039
		514,284
MEXICO — 0.4%
America Movil SAB de CV Series L	151,619	121,949
Coca-Cola Femsa SAB de CV Series L	5,358	32,739

37

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Fibra Uno Administracion SA de CV REIT	33,907	$ 44,625
Fomento Economico Mexicano SAB de CV	8,722	86,374
Fresnillo PLC	3,387	36,280
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,921	64,779
Grupo Aeroportuario del Sureste SAB de CV Class B	3,644	74,565
Grupo Financiero Banorte SAB de CV Series O	11,062	80,040
Grupo Financiero Inbursa SAB de CV Series O	15,400	24,180
Grupo Televisa SAB Series CPO (b)	6,700	23,841
Wal-Mart de Mexico SAB de CV	30,242	92,234
		681,606
NETHERLANDS — 1.0%
ABN AMRO Group NV (e)	883	24,050
Aegon NV	6,498	42,175
ASML Holding NV	1,387	259,210
Heineken NV	686	64,349
ING Groep NV	10,808	140,398
Koninklijke Ahold Delhaize NV	2,233	51,224
Koninklijke DSM NV	994	105,339
Koninklijke KPN NV	15,873	41,888
Koninklijke Philips NV	4,399	200,469
NN Group NV	1,864	83,202
NXP Semiconductors NV	1,138	97,299
Randstad NV	829	44,273
Royal Dutch Shell PLC Class B	13,960	489,520
Wolters Kluwer NV	1,210	75,443
		1,718,839
NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	45,729	99,588
NORWAY — 0.3%
DNB ASA	6,686	140,604
Gjensidige Forsikring ASA	3,765	63,433
Marine Harvest ASA	5,084	117,715
Orkla ASA	8,533	72,051
Schibsted ASA Class B	1,190	41,209
Telenor ASA	6,021	117,635
		552,647
PERU — 0.1%
Credicorp, Ltd.	212	47,293
Southern Copper Corp.	4,010	172,991
		220,284
PHILIPPINES — 0.0% (a)
SM Investments Corp.	2,090	34,969
SM Prime Holdings, Inc.	34,200	22,882
		57,851
POLAND — 0.1%
Bank Polska Kasa Opieki SA	734	21,147
LPP SA	13	30,418
Powszechna Kasa Oszczednosci Bank Polski SA	3,265	37,999
Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	4,589	$ 49,425
		138,989
PORTUGAL — 0.1%
Galp Energia SGPS SA	10,943	217,219
QATAR — 0.1%
Barwa Real Estate Co.	7,274	70,672
Commercial Bank PQSC	2,309	25,617
Qatar National Bank QPSC	2,328	113,156
		209,445
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	3,564	32,373
RUSSIA — 0.2%
Magnit PJSC GDR	1,684	23,921
Mobile TeleSystems PJSC ADR	7,147	60,964
Moscow Exchange MICEX-RTS PJSC (c)	32,213	47,748
Sberbank of Russia PJSC ADR	16,261	206,189
		338,822
SINGAPORE — 0.4%
City Developments, Ltd.	4,532	30,217
DBS Group Holdings, Ltd.	6,949	132,689
Genting Singapore, Ltd.	52,600	40,806
Oversea-Chinese Banking Corp., Ltd.	13,508	113,098
SATS, Ltd.	6,600	25,215
Singapore Press Holdings, Ltd. (b)	18,100	38,019
Singapore Technologies Engineering, Ltd.	11,900	31,005
Singapore Telecommunications, Ltd.	41,329	98,003
Suntec Real Estate Investment Trust	35,000	49,438
United Overseas Bank, Ltd.	4,854	96,202
UOL Group, Ltd.	3,092	15,592
		670,284
SOUTH AFRICA — 0.7%
Absa Group, Ltd.	4,469	47,964
Aspen Pharmacare Holdings, Ltd.	936	11,203
Bid Corp., Ltd. (b)	1,640	34,179
Discovery, Ltd.	2,382	28,615
FirstRand, Ltd.	17,480	83,835
Growthpoint Properties, Ltd. REIT	30,863	50,663
Investec PLC	5,981	42,086
Kumba Iron Ore, Ltd. (b)	2,075	47,062
Liberty Holdings, Ltd.	2,337	18,625
MMI Holdings, Ltd. (c)	15,925	19,536
Mr. Price Group, Ltd.	1,626	26,228
MTN Group, Ltd.	3,475	21,506
Naspers, Ltd. Class N	1,626	350,638
Nedbank Group, Ltd.	1,691	31,622
Old Mutual, Ltd.	25,150	53,190
Redefine Properties, Ltd. REIT	49,503	35,051
RMB Holdings, Ltd.	10,466	58,538
Sanlam, Ltd.	11,417	63,825
SPAR Group, Ltd.	1,685	21,925
Standard Bank Group, Ltd.	6,715	83,040

38

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Vodacom Group, Ltd.	2,562	$ 22,799
		1,152,130
SOUTH KOREA — 1.6%
Amorepacific Corp.	156	36,706
AMOREPACIFIC Group	130	10,934
BNK Financial Group, Inc.	3,243	25,143
Celltrion, Inc. (c)	312	83,538
Daelim Industrial Co., Ltd.	768	57,189
Daewoo Engineering & Construction Co., Ltd. (c)	5,175	27,619
GS Engineering & Construction Corp.	831	39,181
GS Holdings Corp.	1,905	94,627
Hana Financial Group, Inc.	1,173	47,110
Hotel Shilla Co., Ltd.	295	28,855
Hyundai Engineering & Construction Co., Ltd.	635	38,641
Hyundai Heavy Industries Co., Ltd. (c)	688	83,422
Hyundai Heavy Industries Holdings Co., Ltd. (c)	85	31,034
Hyundai Mobis Co., Ltd.	317	65,158
Hyundai Motor Co.	331	38,643
Hyundai Motor Co. Preference Shares	419	31,994
Hyundai Motor Co. Preference Shares	428	30,212
Industrial Bank of Korea	2,210	30,383
Kakao Corp.	209	22,421
KB Financial Group, Inc.	1,389	67,869
Korea Gas Corp. (c)	994	54,393
KT&G Corp.	803	75,287
LG Electronics, Inc.	422	27,011
LG Household & Health Care, Ltd.	42	48,314
NAVER Corp.	108	69,712
NCSoft Corp.	111	44,280
Samsung Biologics Co., Ltd. (c)(e)	82	39,475
Samsung C&T Corp.	343	40,044
Samsung Electronics Co., Ltd. Preference Shares	3,250	110,897
Samsung Electronics Co., Ltd.	17,168	718,912
Samsung Engineering Co., Ltd. (c)	2,317	40,314
Samsung Life Insurance Co., Ltd.	270	23,684
Samsung SDI Co., Ltd.	183	42,646
Samsung SDS Co., Ltd.	201	41,858
Shinhan Financial Group Co., Ltd.	1,445	58,621
SK Holdings Co., Ltd.	298	77,103
SK Hynix, Inc.	2,101	138,457
Woori Bank	2,230	33,975
		2,575,662
SPAIN — 1.0%
Aena SME SA (e)	714	123,982
Amadeus IT Group SA	1,774	164,881
Banco Bilbao Vizcaya Argentaria SA	25,188	160,615
Banco de Sabadell SA	14,162	22,025
Banco Santander SA	58,725	295,720
Security Description	Shares	Value
CaixaBank SA	5,468	$ 25,011
Enagas SA	2,744	74,101
Ferrovial SA	4,566	94,772
Grifols SA	779	21,951
Industria de Diseno Textil SA	5,726	173,651
Mapfre SA	7,841	24,608
Red Electrica Corp. SA	11,354	237,905
Siemens Gamesa Renewable Energy SA (b)(c)	2,808	35,550
Telefonica SA	24,741	195,927
		1,650,699
SWEDEN — 0.9%
Alfa Laval AB	1,423	38,562
Assa Abloy AB Class B	5,560	111,691
Atlas Copco AB Class A	441	12,705
Atlas Copco AB Class B	3,191	85,093
Autoliv, Inc. (b)	288	24,964
Boliden AB	5,727	159,641
Epiroc AB Class A (c)	416	4,645
Epiroc AB Class B (c)	3,011	30,979
Hennes & Mauritz AB Class B (b)	2,692	49,716
Hexagon AB Class B	915	53,604
Industrivarden AB Class C	3,754	83,369
Investor AB Class B	3,334	153,969
Kinnevik AB Class B	1,597	48,324
Modern Times Group MTG AB Class B	76	2,786
Nordea Bank AB	9,713	105,789
Sandvik AB	2,620	46,474
Skandinaviska Enskilda Banken AB Class A	2,447	27,306
Skanska AB Class B	1,941	38,097
Svenska Handelsbanken AB Class A	4,328	54,628
Telefonaktiebolaget LM Ericsson Class B	12,104	107,359
Telia Co. AB	12,451	57,150
Volvo AB Class B	6,957	122,897
		1,419,748
SWITZERLAND — 2.5%
ABB, Ltd.	5,836	138,551
Adecco Group AG	965	50,917
Chocoladefabriken Lindt & Spruengli AG	4	28,174
Cie Financiere Richemont SA	1,985	162,572
Credit Suisse Group AG (c)	6,192	93,501
EMS-Chemie Holding AG	55	32,939
Ferguson PLC	1,138	96,683
Geberit AG	145	67,572
Givaudan SA	66	163,040
Kuehne + Nagel International AG	336	53,489
Lonza Group AG (c)	131	44,927
Nestle SA	11,311	947,447
Novartis AG	7,738	668,599
Roche Holding AG	2,519	613,117
SGS SA	11	29,099
Sika AG	1,017	148,781
STMicroelectronics NV	2,307	41,989

39

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Swatch Group AG	116	$ 46,350
Swatch Group AG	179	14,019
Swiss Life Holding AG (c)	46	17,518
Swiss Re AG	1,453	134,768
Swisscom AG	155	70,677
TE Connectivity, Ltd.	1,490	131,016
UBS Group AG (c)	11,924	189,212
Vifor Pharma AG	220	38,322
Zurich Insurance Group AG	595	188,953
		4,212,232
TAIWAN — 1.3%
Acer, Inc. (c)	37,000	30,598
Asustek Computer, Inc.	5,000	43,232
Catcher Technology Co., Ltd.	3,000	33,013
Cathay Financial Holding Co., Ltd.	52,000	89,412
Chailease Holding Co., Ltd.	12,240	42,894
China Development Financial Holding Corp.	84,000	31,363
China Life Insurance Co., Ltd.	21,857	21,977
Chunghwa Telecom Co., Ltd.	24,000	86,464
CTBC Financial Holding Co., Ltd.	96,359	72,586
Fubon Financial Holding Co., Ltd.	39,000	66,165
Hiwin Technologies Corp.	2,170	17,945
Hon Hai Precision Industry Co., Ltd.	60,820	157,762
MediaTek, Inc.	10,000	80,732
Mega Financial Holding Co., Ltd.	64,922	58,473
Novatek Microelectronics Corp.	4,000	19,782
President Chain Store Corp.	3,000	35,224
Ruentex Development Co., Ltd. (c)	35,000	40,980
Ruentex Industries, Ltd. (c)	14,000	27,832
Shin Kong Financial Holding Co., Ltd.	128,290	50,210
SinoPac Financial Holdings Co., Ltd.	110,160	40,228
Synnex Technology International Corp.	21,000	26,789
Taishin Financial Holding Co., Ltd.	133,675	64,576
Taiwan Cooperative Financial Holding Co., Ltd.	38,110	23,216
Taiwan Mobile Co., Ltd.	7,000	25,104
Taiwan Semiconductor Manufacturing Co., Ltd.	95,000	816,739
Uni-President Enterprises Corp.	37,000	96,581
Yageo Corp.	1,198	18,009
Yuanta Financial Holding Co., Ltd.	135,573	71,487
		2,189,373
THAILAND — 0.2%
Airports of Thailand PCL (g)	47,600	96,407
Bangkok Bank PCL NVDR	5,300	34,416
Bangkok Dusit Medical Services PCL NVDR	30,200	23,813
Bangkok Expressway & Metro PCL	90,100	24,238
CP ALL PCL (g)	16,964	36,194
Kasikornbank PCL	6,500	43,816
Kasikornbank PCL NVDR	4,200	28,052
Krung Thai Bank PCL (g)	77,600	48,470
Security Description	Shares	Value
Siam Commercial Bank PCL (g)	7,200	$ 33,172
		368,578
TURKEY — 0.0% (a)
Akbank T.A.S.	25,636	29,531
Turkiye Is Bankasi A/S Class C	32,084	23,606
		53,137
UNITED ARAB EMIRATES — 0.1%
Emirates Telecommunications Group Co. PJSC	14,509	65,967
NMC Health PLC	474	20,979
		86,946
UNITED KINGDOM — 5.1%
3i Group PLC	7,170	88,003
Ashtead Group PLC	1,800	57,203
AstraZeneca PLC	4,591	356,998
Aviva PLC	20,479	130,724
BAE Systems PLC	9,811	80,577
Barclays PLC	62,990	141,104
Barratt Developments PLC	6,964	51,492
Berkeley Group Holdings PLC	696	33,391
British American Tobacco PLC ADR	8,615	401,717
British Land Co. PLC REIT	9,591	77,144
BT Group PLC	36,897	108,404
Bunzl PLC	1,650	51,920
Burberry Group PLC	1,985	52,159
CNH Industrial NV	3,629	43,626
Compass Group PLC	8,238	183,272
ConvaTec Group PLC (e)	9,681	29,339
Croda International PLC	704	47,757
DCC PLC	374	33,969
Diageo PLC	10,346	366,839
Direct Line Insurance Group PLC	4,786	20,215
Experian PLC	5,441	139,814
Fiat Chrysler Automobiles NV (c)	3,208	56,428
GlaxoSmithKline PLC	19,189	384,560
GVC Holdings PLC	3,148	37,706
Hammerson PLC REIT	9,140	54,434
Hargreaves Lansdown PLC	595	17,342
HSBC Holdings PLC	75,744	661,588
Imperial Brands PLC	4,914	171,160
Intertek Group PLC	760	49,475
ITV PLC	13,913	28,639
John Wood Group PLC	11,427	114,979
Johnson Matthey PLC	1,759	81,706
Kingfisher PLC	10,665	35,882
Land Securities Group PLC REIT	7,313	84,246
Legal & General Group PLC	28,780	98,405
Liberty Global PLC Class A (c)	1,817	52,566
Lloyds Banking Group PLC	294,579	227,683
London Stock Exchange Group PLC	919	54,960
Marks & Spencer Group PLC	8,733	32,889
Meggitt PLC	6,151	45,432
Melrose Industries PLC	19,562	50,994
Merlin Entertainments PLC (e)	5,246	27,392

40

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Micro Focus International PLC ADR (b)	3,208	$ 59,284
National Grid PLC	8,604	88,795
Next PLC	633	45,351
Pearson PLC	3,705	43,000
Pentair PLC	671	29,088
Persimmon PLC	1,565	48,266
Prudential PLC	9,912	227,428
Randgold Resources, Ltd.	581	41,292
Reckitt Benckiser Group PLC	2,879	263,406
RELX PLC	5,773	121,657
RELX PLC	4,683	98,424
Rolls-Royce Holdings PLC (c)	8,195	105,520
Royal Bank of Scotland Group PLC	10,911	35,571
Royal Mail PLC	2,815	17,514
RSA Insurance Group PLC	3,067	22,997
Sage Group PLC	4,346	33,234
Schroders PLC	934	37,697
Segro PLC REIT	5,491	45,670
Severn Trent PLC	5,109	123,188
Shire PLC	3,312	199,690
Sky PLC	4,571	103,062
Smith & Nephew PLC	3,789	69,150
Smiths Group PLC	1,482	28,902
St James's Place PLC	1,847	27,554
Standard Chartered PLC	13,364	110,907
Standard Life Aberdeen PLC	14,994	59,812
Taylor Wimpey PLC	20,584	46,116
TechnipFMC PLC	5,631	177,245
Tesco PLC	34,374	107,491
Travis Perkins PLC	502	6,975
Unilever NV	5,578	310,758
Unilever PLC	4,491	246,909
United Utilities Group PLC	18,793	172,529
Vodafone Group PLC	132,067	283,305
Weir Group PLC	1,447	33,267
Whitbread PLC	937	57,637
WPP PLC	5,867	86,034
		8,478,858
UNITED STATES — 54.8%
3M Co.	2,174	458,084
Abbott Laboratories	7,047	516,968
AbbVie, Inc.	5,630	532,485
ABIOMED, Inc. (c)	106	47,673
Activision Blizzard, Inc.	2,479	206,228
Acuity Brands, Inc.	200	31,440
Adobe Systems, Inc. (c)	1,711	461,884
Advance Auto Parts, Inc.	234	39,389
Advanced Micro Devices, Inc. (b)(c)	3,709	114,571
Aetna, Inc.	1,296	262,894
Aflac, Inc.	4,021	189,268
AGCO Corp.	415	25,228
Agilent Technologies, Inc.	1,411	99,532
AGNC Investment Corp. REIT	2,745	51,139
Akamai Technologies, Inc. (c)	682	49,888
Albemarle Corp. (b)	483	48,194
Alexandria Real Estate Equities, Inc. REIT	276	34,718
Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (c)	705	$ 98,002
Align Technology, Inc. (c)	276	107,977
Alleghany Corp.	31	20,228
Allegion PLC	424	38,402
Allergan PLC	1,212	230,862
Alliance Data Systems Corp.	180	42,509
Allstate Corp.	1,232	121,598
Ally Financial, Inc.	2,831	74,880
Alphabet, Inc. Class A (c)	1,226	1,479,880
Alphabet, Inc. Class C (c)	937	1,118,281
Altice USA, Inc. Class A	505	9,168
Altra Industrial Motion Corp.	60	2,466
Altria Group, Inc.	7,489	451,662
Amazon.com, Inc. (c)	1,457	2,918,371
AMERCO	106	37,805
American Express Co.	3,245	345,560
American International Group, Inc.	5,272	280,681
American Tower Corp. REIT	1,649	239,600
American Water Works Co., Inc.	4,023	353,903
Ameriprise Financial, Inc.	517	76,340
AmerisourceBergen Corp.	848	78,203
AMETEK, Inc.	1,035	81,889
Amgen, Inc.	2,587	536,259
Amphenol Corp. Class A	278	26,138
Analog Devices, Inc.	1,751	161,897
Andeavor	1,166	178,981
Annaly Capital Management, Inc. REIT	6,297	64,418
ANSYS, Inc. (c)	140	26,135
Anthem, Inc.	1,063	291,315
AO Smith Corp.	945	50,435
Aon PLC	1,130	173,771
Apple, Inc.	18,042	4,072,801
Applied Materials, Inc.	3,845	148,609
Aptiv PLC	1,009	84,655
Arista Networks, Inc. (c)	75	19,940
Arthur J Gallagher & Co.	618	46,004
AT&T, Inc.	26,431	887,553
Athene Holding, Ltd. Class A (c)	500	25,830
Atmos Energy Corp.	3,701	347,561
Autodesk, Inc. (c)	817	127,542
Automatic Data Processing, Inc.	1,788	269,380
AutoZone, Inc. (c)	126	97,738
AvalonBay Communities, Inc. REIT	522	94,560
Avery Dennison Corp.	599	64,902
Avnet, Inc.	1,025	45,889
Axalta Coating Systems, Ltd. (c)	2,698	78,674
Baker Hughes a GE Co.	5,112	172,939
Ball Corp.	1,075	47,289
Bank of America Corp.	35,067	1,033,074
Bank of New York Mellon Corp.	3,802	193,864
Baxter International, Inc.	1,582	121,956
BB&T Corp.	3,224	156,493
Becton Dickinson and Co.	923	240,903
Berkshire Hathaway, Inc. Class B (c)	3,934	842,309
Best Buy Co., Inc.	944	74,916
Biogen, Inc. (c)	681	240,604
BioMarin Pharmaceutical, Inc. (c)	307	29,770

41

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
BlackRock, Inc.	519	$ 244,620
Boeing Co.	2,153	800,701
Booking Holdings, Inc. (c)	198	392,832
BorgWarner, Inc.	724	30,973
Boston Properties, Inc. REIT	414	50,959
Boston Scientific Corp. (c)	5,239	201,701
Brighthouse Financial, Inc. (c)	741	32,782
Bristol-Myers Squibb Co.	5,833	362,113
Broadcom, Inc.	1,615	398,469
Broadridge Financial Solutions, Inc.	200	26,390
Brookfield Property REIT, Inc. Class A,	672	14,065
Brown-Forman Corp. Class B	1,256	63,491
C.H. Robinson Worldwide, Inc.	343	33,587
CA, Inc.	1,455	64,238
Cadence Design Systems, Inc. (c)	767	34,760
Capital One Financial Corp.	2,099	199,258
Cardinal Health, Inc.	1,224	66,096
CarMax, Inc. (c)	753	56,227
Caterpillar, Inc.	2,314	352,862
Cboe Global Markets, Inc.	212	20,344
CBRE Group, Inc. Class A (c)	1,899	83,746
CDW Corp.	318	28,277
Celgene Corp. (c)	2,447	218,982
Centene Corp. (c)	624	90,343
CenturyLink, Inc.	3,601	76,341
Cerner Corp. (c)	1,541	99,256
Charles Schwab Corp.	3,385	166,373
Charter Communications, Inc. Class A (c)	597	194,550
Chemours Co.	1,272	50,168
Cheniere Energy, Inc. (c)	4,423	307,354
Chipotle Mexican Grill, Inc. (c)	108	49,088
Chubb, Ltd.	1,921	256,722
Church & Dwight Co., Inc.	555	32,950
Cigna Corp.	1,053	219,287
Cincinnati Financial Corp.	482	37,022
Cintas Corp.	442	87,432
Cisco Systems, Inc.	17,875	869,619
CIT Group, Inc.	1,272	65,648
Citigroup, Inc.	9,959	714,459
Citizens Financial Group, Inc.	2,430	93,725
Citrix Systems, Inc. (c)	471	52,356
Clorox Co.	408	61,367
CME Group, Inc.	959	163,231
Coca-Cola Co.	17,332	800,565
Cognizant Technology Solutions Corp. Class A	2,243	173,047
Colgate-Palmolive Co.	3,283	219,797
Comcast Corp. Class A	16,710	591,701
Comerica, Inc.	336	30,307
Concho Resources, Inc. (c)	212	32,383
Consolidated Edison, Inc.	4,288	326,703
Constellation Brands, Inc. Class A	695	149,856
Cooper Cos., Inc.	180	49,887
Copart, Inc. (c)	954	49,160
Corning, Inc.	2,276	80,343
CoStar Group, Inc. (c)	175	73,647
Security Description	Shares	Value
Costco Wholesale Corp.	1,985	$ 466,237
Coty, Inc. Class A (b)	2,787	35,005
Crown Castle International Corp. REIT	1,752	195,050
CSX Corp.	2,897	214,523
Cummins, Inc.	535	78,147
CVS Health Corp.	4,332	341,015
D.R. Horton, Inc.	1,364	57,534
Danaher Corp.	2,493	270,889
DaVita, Inc. (c)	590	42,262
Deere & Co.	966	145,219
Dell Technologies, Inc. Class V (c)	687	66,721
Delphi Technologies PLC	307	9,628
DENTSPLY SIRONA, Inc.	1,230	46,420
Diamondback Energy, Inc. (b)	1,350	182,506
Digital Realty Trust, Inc. REIT	483	54,328
Discover Financial Services	1,190	90,975
Discovery, Inc. Class A (c)	1,444	46,208
DISH Network Corp. Class A (c)	800	28,608
Dollar General Corp.	991	108,316
Dollar Tree, Inc. (c)	954	77,799
Domino's Pizza, Inc.	276	81,365
Dover Corp.	637	56,394
DowDuPont, Inc.	7,206	463,418
DXC Technology Co.	1,181	110,447
E*TRADE Financial Corp. (c)	355	18,598
Eaton Corp. PLC	1,732	150,216
eBay, Inc. (c)	3,840	126,797
Ecolab, Inc.	2,243	351,658
Edison International	2,645	179,014
Edwards Lifesciences Corp. (c)	719	125,178
Electronic Arts, Inc. (c)	1,009	121,574
Eli Lilly & Co.	3,457	370,971
Emerson Electric Co.	2,796	214,118
EOG Resources, Inc.	636	81,135
Equifax, Inc.	648	84,609
Equinix, Inc. REIT	309	133,763
Equity Residential REIT	1,421	94,155
Essex Property Trust, Inc. REIT	201	49,589
Estee Lauder Cos., Inc. Class A	1,117	162,322
Everest Re Group, Ltd.	139	31,757
Eversource Energy	9,134	561,193
Expedia Group, Inc.	709	92,510
Expeditors International of Washington, Inc.	1,720	126,472
Express Scripts Holding Co. (c)	2,695	256,052
Extra Space Storage, Inc. REIT	237	20,534
Facebook, Inc. Class A (c)	8,335	1,370,774
Fastenal Co.	1,190	69,044
FedEx Corp.	212	51,047
Fidelity National Financial, Inc.	1,192	46,905
Fidelity National Information Services, Inc.	1,538	167,750
Fifth Third Bancorp	2,503	69,884
First Data Corp. Class A (c)	1,612	39,446
First Republic Bank	245	23,520
Fiserv, Inc. (c)	1,600	131,808
FleetCor Technologies, Inc. (c)	354	80,655

42

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
FLIR Systems, Inc.	415	$ 25,510
Flowserve Corp.	741	40,525
Fluor Corp.	1,516	88,080
FMC Corp.	848	73,929
Ford Motor Co.	11,880	109,890
Fortinet, Inc. (c)	555	51,210
Fortive Corp.	1,164	98,009
Franklin Resources, Inc.	1,152	35,032
Freeport-McMoRan, Inc.	6,744	93,876
Garmin, Ltd.	592	41,470
Gartner, Inc. (b)(c)	212	33,602
General Dynamics Corp.	1,112	227,649
General Electric Co.	33,488	378,080
General Mills, Inc.	2,131	91,463
General Motors Co.	3,783	127,374
Genuine Parts Co.	415	41,251
Gilead Sciences, Inc.	4,800	370,608
Global Payments, Inc.	449	57,203
Goldman Sachs Group, Inc.	1,436	322,009
Halliburton Co.	7,706	312,324
Harley-Davidson, Inc.	881	39,909
Harris Corp.	450	76,144
Hartford Financial Services Group, Inc.	1,564	78,137
Hasbro, Inc.	556	58,447
HCA Healthcare, Inc.	411	57,178
HD Supply Holdings, Inc. (c)	822	35,173
Helmerich & Payne, Inc.	2,266	155,833
Henry Schein, Inc. (c)	300	25,509
Hershey Co.	581	59,262
Hewlett Packard Enterprise Co.	6,450	105,199
Hilton Worldwide Holdings, Inc.	106	8,563
HollyFrontier Corp.	2,967	207,393
Hologic, Inc. (c)	755	30,940
Home Depot, Inc.	4,500	932,175
Honeywell International, Inc.	3,235	538,304
Host Hotels & Resorts, Inc. REIT	3,632	76,635
HP, Inc.	6,870	177,040
Humana, Inc.	526	178,062
Huntington Bancshares, Inc.	2,597	38,747
Huntington Ingalls Industries, Inc.	88	22,535
IDEXX Laboratories, Inc. (c)	276	68,906
IHS Markit, Ltd. (c)	2,246	121,194
Illinois Tool Works, Inc.	1,387	195,733
Illumina, Inc. (c)	486	178,391
Incyte Corp. (c)	552	38,132
Ingersoll-Rand PLC	925	94,627
Intel Corp.	17,692	836,655
Intercontinental Exchange, Inc.	1,652	123,718
International Business Machines Corp.	3,741	565,677
International Flavors & Fragrances, Inc.	776	107,957
Interpublic Group of Cos., Inc.	1,093	24,997
Intuit, Inc.	919	208,981
Intuitive Surgical, Inc. (c)	445	255,430
Invesco, Ltd.	1,177	26,930
IPG Photonics Corp. (c)	106	16,543
Security Description	Shares	Value
IQVIA Holdings, Inc. (c)	460	$ 59,680
J.M. Smucker Co.	542	55,615
Jack Henry & Associates, Inc.	306	48,984
Jacobs Engineering Group, Inc.	1,906	145,809
Johnson & Johnson	10,131	1,399,800
Johnson Controls International PLC	3,669	128,415
Jones Lang LaSalle, Inc.	276	39,832
JPMorgan Chase & Co.	12,184	1,374,843
Juniper Networks, Inc.	834	24,995
Kellogg Co.	459	32,139
KeyCorp	3,016	59,988
Kimco Realty Corp. REIT	2,858	47,843
Kinder Morgan, Inc.	6,887	122,107
KLA-Tencor Corp.	382	38,853
Kraft Heinz Co.	3,320	182,965
L Brands, Inc.	936	28,361
L3 Technologies, Inc.	416	88,450
Laboratory Corp. of America Holdings (c)	302	52,451
Lam Research Corp.	512	77,670
Las Vegas Sands Corp.	1,788	106,082
Lear Corp.	106	15,370
Leidos Holdings, Inc.	556	38,453
Lennar Corp. Class A	828	38,659
Lennox International, Inc.	212	46,301
Liberty Media Corp.-Liberty Formula One Class C (b)(c)	1,166	43,364
Liberty Media Corp.-Liberty SiriusXM Class A (c)	500	21,720
Liberty Media Corp.-Liberty SiriusXM Class C (c)	397	17,250
Lincoln National Corp.	732	49,527
LKQ Corp. (c)	1,334	42,248
Lockheed Martin Corp.	1,003	346,998
Loews Corp.	1,484	74,541
Lowe's Cos., Inc.	3,143	360,879
Lululemon Athletica, Inc. (c)	415	67,433
M&T Bank Corp.	464	76,347
Macerich Co. REIT	302	16,698
Macy's, Inc.	700	24,311
ManpowerGroup, Inc.	641	55,100
Marathon Petroleum Corp.	2,331	186,410
Markel Corp. (c)	19	22,581
Marriott International, Inc. Class A	271	35,780
Marsh & McLennan Cos., Inc.	2,556	211,432
Masco Corp.	1,788	65,441
Mastercard, Inc. Class A	3,512	781,806
Mattel, Inc. (b)(c)	1,500	23,550
Maxim Integrated Products, Inc.	795	44,830
McCormick & Co., Inc. (b)	571	75,229
McDonald's Corp.	3,282	549,046
McKesson Corp.	937	124,293
Medtronic PLC	5,031	494,899
Merck & Co., Inc.	10,335	733,165
MetLife, Inc.	3,917	183,002
Mettler-Toledo International, Inc. (c)	106	64,552
MGM Resorts International	2,077	57,969

43

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Michael Kors Holdings, Ltd. (c)	778	$ 53,340
Microchip Technology, Inc. (b)	767	60,524
Micron Technology, Inc. (c)	4,093	185,126
Microsoft Corp.	26,598	3,042,013
Molson Coors Brewing Co. Class B	1,080	66,420
Mondelez International, Inc. Class A	6,425	276,018
Monster Beverage Corp. (c)	1,615	94,122
Moody's Corp.	644	107,677
Morgan Stanley	4,726	220,090
Motorola Solutions, Inc.	414	53,878
MSCI, Inc.	312	55,352
Mylan NV (c)	1,788	65,441
Nasdaq, Inc.	54	4,633
National Oilwell Varco, Inc.	4,353	187,527
Nektar Therapeutics (c)	636	38,771
NetApp, Inc.	1,093	93,878
Netflix, Inc. (c)	1,667	623,675
Newell Brands, Inc. (b)	1,328	26,958
News Corp. Class A	2,321	30,614
Nielsen Holdings PLC	2,302	63,673
NIKE, Inc. Class B	5,205	440,968
Norfolk Southern Corp.	942	170,031
Northern Trust Corp.	583	59,542
Northrop Grumman Corp.	629	199,626
NVIDIA Corp.	2,164	608,127
NVR, Inc. (c)	11	27,179
Old Dominion Freight Line, Inc.	424	68,374
Omnicom Group, Inc.	681	46,322
ONEOK, Inc.	10,261	695,593
Oracle Corp.	12,175	627,743
O'Reilly Automotive, Inc. (c)	378	131,287
PACCAR, Inc.	1,258	85,783
Palo Alto Networks, Inc. (c)	357	80,418
Parker-Hannifin Corp.	376	69,158
Paychex, Inc.	1,516	111,653
PayPal Holdings, Inc. (c)	4,374	384,212
People's United Financial, Inc.	1,060	18,147
PepsiCo, Inc.	5,117	572,081
Perrigo Co. PLC (b)	399	28,249
Pfizer, Inc.	21,952	967,425
PG&E Corp. (c)	2,285	105,133
Philip Morris International, Inc.	6,027	491,442
Phillips 66	7,080	798,058
Pioneer Natural Resources Co.	989	172,274
PNC Financial Services Group, Inc.	1,985	270,337
Polaris Industries, Inc. (b)	304	30,689
PPG Industries, Inc.	1,802	196,652
Principal Financial Group, Inc.	1,366	80,034
Procter & Gamble Co.	9,839	818,900
Progressive Corp.	1,576	111,959
Prologis, Inc. REIT	2,403	162,899
Prudential Financial, Inc.	1,888	191,292
Public Storage REIT	595	119,970
PulteGroup, Inc.	834	20,658
PVH Corp.	254	36,678
Qorvo, Inc. (c)	322	24,759
QUALCOMM, Inc. (b)	5,859	422,024
Security Description	Shares	Value
Quest Diagnostics, Inc.	540	$ 58,271
Qurate Retail, Inc. (c)	2,212	49,129
Ralph Lauren Corp.	294	40,440
Raytheon Co.	1,240	256,258
Realty Income Corp. REIT	357	20,310
Red Hat, Inc. (c)	504	68,685
Regeneron Pharmaceuticals, Inc. (c)	270	109,091
Regions Financial Corp.	4,250	77,987
ResMed, Inc.	450	51,903
Robert Half International, Inc.	1,018	71,647
Rockwell Automation, Inc.	429	80,446
Rockwell Collins, Inc.	697	97,908
Rollins, Inc.	636	38,599
Roper Technologies, Inc.	489	144,847
Ross Stores, Inc.	1,207	119,614
S&P Global, Inc.	883	172,529
Sabre Corp.	1,664	43,397
salesforce.com, Inc. (c)	2,317	368,473
SBA Communications Corp. REIT (c)	567	91,077
Schlumberger, Ltd.	9,244	563,144
Seagate Technology PLC	1,009	47,776
Sealed Air Corp.	1,185	47,578
SEI Investments Co.	106	6,477
Sempra Energy (b)	1,696	192,920
Sensata Technologies Holding PLC (b)(c)	1,096	54,307
ServiceNow, Inc. (c)	543	106,227
Sherwin-Williams Co.	562	255,828
Simon Property Group, Inc. REIT	1,293	228,538
Sirius XM Holdings, Inc. (b)	3,631	22,948
Skyworks Solutions, Inc.	684	62,046
SL Green Realty Corp. REIT	410	39,987
Snap-on, Inc.	360	66,096
Spirit AeroSystems Holdings, Inc. Class A	530	48,585
Splunk, Inc. (c)	499	60,334
Sprint Corp. (c)	4,168	27,259
Square, Inc. Class A (c)	1,060	104,951
SS&C Technologies Holdings, Inc.	530	30,120
Stanley Black & Decker, Inc.	819	119,934
Starbucks Corp.	6,142	349,111
State Street Corp. (h)	1,224	102,547
Stryker Corp.	1,402	249,107
SunTrust Banks, Inc.	2,131	142,329
SVB Financial Group (c)	212	65,896
Symantec Corp.	2,312	49,199
Synchrony Financial	3,056	94,980
Synopsys, Inc. (c)	377	37,176
Sysco Corp.	2,405	176,166
T Rowe Price Group, Inc.	877	95,751
Take-Two Interactive Software, Inc. (c)	530	73,135
Tapestry, Inc.	1,057	53,135
Target Corp.	1,470	129,669
TD Ameritrade Holding Corp.	868	45,856
Teleflex, Inc.	140	37,253
Tesla, Inc. (c)	586	155,155

44

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Texas Instruments, Inc.	3,881	$ 416,392
Textron, Inc.	762	54,460
Thermo Fisher Scientific, Inc.	1,508	368,073
Tiffany & Co.	576	74,287
TJX Cos., Inc.	2,305	258,206
T-Mobile US, Inc. (c)	464	32,564
Toll Brothers, Inc.	964	31,841
Total System Services, Inc.	603	59,540
Tractor Supply Co.	450	40,896
TransDigm Group, Inc. (c)	232	86,374
TransUnion	742	54,596
Travelers Cos., Inc.	1,198	155,393
Trimble, Inc. (c)	1,165	50,631
TripAdvisor, Inc. (b)(c)	202	10,316
Twenty-First Century Fox, Inc. Class A	3,269	151,453
Twenty-First Century Fox, Inc. Class B	2,019	92,511
Twitter, Inc. (c)	2,540	72,288
Ulta Salon Cosmetics & Fragrance, Inc. (c)	182	51,346
Under Armour, Inc. Class A (b)(c)	1,414	30,005
Under Armour, Inc. Class C (b)(c)	915	17,806
Union Pacific Corp.	2,957	481,488
United Parcel Service, Inc. Class B	1,845	215,404
United Rentals, Inc. (c)	380	62,168
United Technologies Corp.	3,446	481,785
UnitedHealth Group, Inc.	3,624	964,129
US Bancorp	5,521	291,564
Vail Resorts, Inc.	106	29,089
Valero Energy Corp.	4,687	533,146
Varian Medical Systems, Inc. (c)	238	26,639
Veeva Systems, Inc. Class A (c)	502	54,653
Ventas, Inc. REIT	863	46,930
VEREIT, Inc.	5,014	36,402
Verisk Analytics, Inc. (c)	876	105,602
Verizon Communications, Inc.	14,888	794,870
Vertex Pharmaceuticals, Inc. (c)	918	176,935
VF Corp.	1,315	122,887
Visa, Inc. Class A	6,876	1,032,019
VMware, Inc. Class A (c)	324	50,563
Voya Financial, Inc.	1,089	54,091
Vulcan Materials Co.	636	70,723
W.W. Grainger, Inc.	236	84,349
Wabtec Corp.	455	47,720
Walmart, Inc.	5,558	521,952
Walgreens Boots Alliance, Inc.	3,976	289,850
Walt Disney Co.	5,904	690,414
Waters Corp. (c)	272	52,953
Wells Fargo & Co.	16,835	884,848
Welltower, Inc. REIT	1,637	105,292
Western Digital Corp.	1,163	68,082
Western Union Co.	2,424	46,201
Weyerhaeuser Co. REIT	3,434	110,815
Whirlpool Corp.	216	25,650
Willis Towers Watson PLC	443	62,436
Workday, Inc. Class A (c)	377	55,034
Worldpay, Inc. Class A	180	18,229
Security Description	Shares	Value
Worldpay, Inc. Class A	763	$ 76,992
Wyndham Destinations, Inc.	12	520
Wynn Resorts, Ltd.	412	52,349
Xerox Corp.	1,654	44,625
Xilinx, Inc.	1,199	96,124
XPO Logistics, Inc. (c)	318	36,306
Xylem, Inc.	1,609	128,511
Yum! Brands, Inc.	300	27,273
Zayo Group Holdings, Inc. (c)	848	29,443
Zillow Group, Inc. Class C (b)(c)	492	21,771
Zimmer Biomet Holdings, Inc.	723	95,053
Zions Bancorp	318	15,948
Zoetis, Inc.	1,587	145,306
		90,927,040
TOTAL COMMON STOCKS (Cost $132,579,776)		165,130,048

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (i) (j)	258,097	258,097
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	1,758,501	1,758,501
TOTAL SHORT-TERM INVESTMENTS (Cost $2,016,598)		2,016,598
TOTAL INVESTMENTS — 100.7% (Cost $134,596,374)		167,146,646
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,184,914)
NET ASSETS — 100.0%		$ 165,961,732

45

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $214,243 representing 0.2% of net assets.
(h)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2018.
(k)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$ 47,666	$ —	$—	$ 47,666
Australia	3,135,805	—	—	3,135,805
Austria	92,063	—	—	92,063
Belgium	346,775	—	—	346,775
Bermuda	45,374	—	—	45,374
Brazil	1,118,436	—	—	1,118,436
Canada	5,369,582	—	—	5,369,582
Chile	296,679	—	—	296,679
China	5,355,668	—	—	5,355,668
Colombia	426,968	—	—	426,968
Denmark	751,236	—	—	751,236
Finland	412,564	—	—	412,564
France	5,907,112	—	—	5,907,112
Germany	4,794,147	—	—	4,794,147
Hong Kong	1,898,389	—	0(a)	1,898,389
Hungary	35,429	—	—	35,429
India	1,562,550	—	—	1,562,550
Indonesia	384,059	—	—	384,059
Ireland	621,196	—	—	621,196
Israel	305,773	—	—	305,773
Italy	895,984	—	—	895,984
46

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Japan	$ 12,612,130	$ —	$—	$ 12,612,130
Luxembourg	115,256	—	—	115,256
Macau	32,573	—	—	32,573
Malaysia	514,284	—	—	514,284
Mexico	681,606	—	—	681,606
Netherlands	1,718,839	—	—	1,718,839
New Zealand	99,588	—	—	99,588
Norway	552,647	—	—	552,647
Peru	220,284	—	—	220,284
Philippines	57,851	—	—	57,851
Poland	138,989	—	—	138,989
Portugal	217,219	—	—	217,219
Qatar	209,445	—	—	209,445
Romania	32,373	—	—	32,373
Russia	338,822	—	—	338,822
Singapore	670,284	—	—	670,284
South Africa	1,152,130	—	—	1,152,130
South Korea	2,575,662	—	—	2,575,662
Spain	1,650,699	—	—	1,650,699
Sweden	1,419,748	—	—	1,419,748
Switzerland	4,212,232	—	—	4,212,232
Taiwan	2,189,373	—	—	2,189,373
Thailand	154,335	214,243	—	368,578
Turkey	53,137	—	—	53,137
United Arab Emirates	86,946	—	—	86,946
United Kingdom	8,478,858	—	—	8,478,858
United States	90,927,040	—	—	90,927,040
Short-Term Investments	2,016,598	—	—	2,016,598
TOTAL INVESTMENTS	$166,932,403	$214,243	$—	$167,146,646

(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	1,555	$148,565	$ 6,772	$ 38,138	$6,070	$(20,722)	1,224	$ 102,547	$ 2,060	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	215,632	215,632	5,478,743	5,436,278	—	—	258,097	258,097	3,128	—
State Street Navigator Securities Lending Government Money Market Portfolio	378,038	378,038	19,798,344	18,417,881	—	—	1,758,501	1,758,501	16,378	—
Total		$742,235	$25,283,859	$23,892,297	$6,070	$(20,722)		$2,119,145	$21,566	$—
47	ARLOWC

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BRAZIL — 4.1%
Ambev SA ADR	462,220	$ 2,112,345
Ambev SA	13,956	64,092
Atacadao Distribuicao Comercio e Industria Ltda	7,644	28,348
B3 SA - Brasil Bolsa Balcao	19,565	114,640
Banco Bradesco SA Preference Shares	69,052	495,730
Banco Bradesco SA	22,963	148,063
Banco do Brasil SA	29,243	215,649
Banco Santander Brasil SA	9,954	89,008
BB Seguridade Participacoes SA	83,994	506,881
BR Malls Participacoes SA (a)	9,690	23,342
Braskem SA Class A, Preference Shares	3,413	49,944
BRF SA (a)	7,454	41,007
BRF SA ADR (a)(b)	4,835	26,496
CCR SA	17,751	37,604
Centrais Eletricas Brasileiras SA (a)	6,606	25,656
Centrais Eletricas Brasileiras SA ADR (a)	6,784	30,528
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	490	2,285
Cia Brasileira de Distribuicao ADR	2,033	43,669
Cia Brasileira de Distribuicao Preference Shares	600	13,148
Cia de Saneamento Basico do Estado de Sao Paulo	2,402	14,189
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	4,545	26,815
Cia Energetica de Minas Gerais ADR (b)	33,083	56,572
Cia Energetica de Minas Gerais Preference Shares	6,315	11,322
Cia Siderurgica Nacional SA ADR (a)(b)	12,258	27,948
Cia Siderurgica Nacional SA (a)	1,232	2,881
Cielo SA	175,191	537,389
Cosan SA	2,411	19,567
EDP - Energias do Brasil SA	6,844	21,919
Embraer SA	980	4,866
Embraer SA ADR	3,920	76,793
Engie Brasil Energia SA	14,718	130,759
Equatorial Energia SA	28,258	406,582
Fibria Celulose SA ADR	3,989	73,916
Gerdau SA Preference Shares	23,864	102,721
Hypera SA	982	7,013
IRB Brasil Resseguros S/A	11,367	189,139
Itau Unibanco Holding SA Preference Shares ADR	63,945	702,116
Itau Unibanco Holding SA Preference Shares	2,056	22,719
Itausa - Investimentos Itau SA Preference Shares	447,938	1,132,870
JBS SA	59,941	140,789
Klabin SA	5,822	28,997
Security Description	Shares	Value
Kroton Educacional SA	29,471	$ 84,128
Localiza Rent a Car SA	2,745	15,637
Lojas Americanas SA Preference Shares	5,104	20,283
Lojas Renner SA	64,739	502,538
M Dias Branco SA	9,782	96,484
Multiplan Empreendimentos Imobiliarios SA	630	2,952
Natura Cosmeticos SA	604	4,292
Odontoprev SA	26,863	86,168
Petrobras Distribuidora SA	10,484	51,192
Petroleo Brasileiro SA Preference Shares ADR	32,365	338,538
Petroleo Brasileiro SA ADR	29,466	355,655
Petroleo Brasileiro SA Preference Shares	509	2,688
Porto Seguro SA	2,252	33,434
Raia Drogasil SA	14,136	256,381
Rumo SA (a)	9,246	34,682
Sul America SA	7,150	46,550
Suzano Papel e Celulose SA	3,997	48,122
Telefonica Brasil SA ADR	7,141	69,482
Telefonica Brasil SA Preference Shares	712	6,989
TIM Participacoes SA ADR (b)	3,551	51,454
TIM Participacoes SA	1,806	5,305
Ultrapar Participacoes SA	429	4,010
Ultrapar Participacoes SA ADR (b)	8,321	77,052
Vale SA ADR (b)	30,312	449,830
Vale SA	2,081	31,172
WEG SA	65,769	325,259
		10,806,594
CHILE — 1.4%
Aguas Andinas SA Class A	889,001	490,689
Banco de Chile	1,482,795	225,184
Banco de Chile ADR (b)	12,024	1,094,785
Banco de Credito e Inversiones SA	2,952	199,112
Banco Santander Chile ADR	2,181	69,748
Banco Santander Chile	90,118	7,191
Cencosud SA	44,304	105,037
Cia Cervecerias Unidas SA	2,642	36,725
Cia Cervecerias Unidas SA ADR	1,372	38,279
Colbun SA	507,725	109,304
Embotelladora Andina SA Class B, Preference Shares	1,220	4,736
Empresa Nacional de Telecomunicaciones SA	1,413	11,979
Empresas CMPC SA	20,201	81,306
Empresas COPEC SA	4,988	76,847
Enel Americas SA ADR	13,435	103,853
Enel Americas SA	130,312	20,017
Enel Chile SA ADR	4,226	21,172
Enel Chile SA	298,760	30,003
Itau CorpBanca ADR (b)	1,681	26,207
Latam Airlines Group SA ADR (b)	5,016	47,150

48

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Latam Airlines Group SA	684	$ 6,487
SACI Falabella	101,245	821,810
Sociedad Quimica y Minera de Chile SA ADR (b)	498	22,769
		3,650,390
CHINA — 23.6%
3SBio, Inc. (b)(c)	43,890	73,815
51job, Inc. ADR (a)	1,074	82,687
58.com, Inc. ADR (a)	196	14,426
AAC Technologies Holdings, Inc.	115,500	1,200,034
Agile Group Holdings, Ltd.	28,000	39,576
Agricultural Bank of China, Ltd. Class H	2,698,000	1,324,019
Air China, Ltd. Class H	52,000	50,240
Alibaba Group Holding, Ltd. ADR (a)	9,439	1,555,170
Aluminum Corp. of China, Ltd. Class H (a)	114,000	50,700
Angang Steel Co., Ltd. Class H	24,000	21,470
Anhui Conch Cement Co., Ltd. Class H	14,000	84,538
ANTA Sports Products, Ltd.	163,000	782,202
Autohome, Inc. ADR (b)	6,689	517,795
AviChina Industry & Technology Co., Ltd. Class H	58,000	38,247
BAIC Motor Corp., Ltd. Class H (c)	39,500	31,651
Baidu, Inc. ADR (a)	5,410	1,237,159
Bank of China, Ltd. Class H	5,469,071	2,432,282
Bank of Communications Co., Ltd. Class H	546,000	409,592
BBMG Corp. Class H (b)	80,000	27,400
Beijing Capital International Airport Co., Ltd. Class H	174,000	211,471
Beijing Enterprises Holdings, Ltd.	21,500	120,621
Beijing Enterprises Water Group, Ltd. (a)	82,000	43,699
Brilliance China Automotive Holdings, Ltd.	254,000	410,950
BYD Co., Ltd. Class H (b)	9,000	64,640
BYD Electronic International Co., Ltd. (b)	11,000	16,194
CAR, Inc. (a)	268,000	212,005
CGN Power Co., Ltd. Class H (c)	321,100	76,326
China Agri-Industries Holdings, Ltd.	97,000	37,437
China Cinda Asset Management Co., Ltd. Class H	332,548	84,147
China CITIC Bank Corp., Ltd. Class H	811,000	519,254
China Coal Energy Co., Ltd. Class H	75,000	31,630
China Communications Construction Co., Ltd. Class H	240,000	245,371
China Communications Services Corp., Ltd. Class H	96,000	88,456
China Conch Venture Holdings, Ltd.	20,000	69,777
Security Description	Shares	Value
China Construction Bank Corp. Class H	3,577,394	$ 3,127,117
China Eastern Airlines Corp., Ltd. Class H	42,000	26,945
China Everbright Bank Co., Ltd. Class H	386,274	171,296
China Everbright International, Ltd.	69,888	60,377
China Everbright, Ltd.	30,000	53,751
China Evergrande Group (b)	37,625	105,544
China Galaxy Securities Co., Ltd. Class H	113,334	52,866
China Huarong Asset Management Co., Ltd. Class H (c)	505,200	92,971
China Huishan Dairy Holdings Co., Ltd. (a)(d)	1,072,393	—
China International Capital Corp., Ltd. Class H (c)	12,800	23,654
China International Marine Containers Group Co., Ltd. Class H	9,300	9,865
China Jinmao Holdings Group, Ltd.	88,000	40,036
China Life Insurance Co., Ltd. Class H	164,000	372,646
China Longyuan Power Group Corp., Ltd. Class H	96,000	80,727
China Medical System Holdings, Ltd.	305,733	425,101
China Mengniu Dairy Co., Ltd. (a)	141,000	469,405
China Merchants Bank Co., Ltd. Class H	92,000	373,883
China Merchants Port Holdings Co., Ltd.	49,812	95,360
China Minsheng Banking Corp., Ltd. Class H (b)	378,960	281,378
China Mobile, Ltd.	282,997	2,790,223
China Molybdenum Co., Ltd. Class H	60,000	25,150
China National Building Material Co., Ltd. Class H	106,000	94,148
China Oilfield Services, Ltd. Class H	28,000	30,380
China Overseas Land & Investment, Ltd.	98,000	306,841
China Pacific Insurance Group Co., Ltd. Class H	42,400	163,642
China Petroleum & Chemical Corp. Class H	1,696,395	1,699,669
China Power International Development, Ltd.	172,000	38,247
China Railway Construction Corp., Ltd. Class H	137,500	185,561
China Railway Group, Ltd. Class H	198,000	196,358
China Railway Signal & Communication Corp., Ltd. Class H (c)	505,000	357,538
China Reinsurance Group Corp. Class H	2,045,000	405,085

49

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
China Resources Beer Holdings Co., Ltd.	188,092	$ 755,983
China Resources Gas Group, Ltd.	130,000	529,144
China Resources Land, Ltd.	70,444	246,670
China Resources Pharmaceutical Group, Ltd. (c)	217,500	345,225
China Resources Power Holdings Co., Ltd.	142,267	251,629
China Shenhua Energy Co., Ltd. Class H	87,000	198,796
China Southern Airlines Co., Ltd. Class H	58,000	37,135
China Taiping Insurance Holdings Co., Ltd.	31,010	108,784
China Telecom Corp., Ltd. Class H	1,308,000	650,247
China Travel International Investment Hong Kong, Ltd.	72,000	23,188
China Unicom Hong Kong, Ltd.	224,000	263,937
China Vanke Co., Ltd. Class H	21,092	69,813
China Zhongwang Holdings, Ltd. (b)	51,200	25,060
Chong Sing Holdings FinTech Group (a)	2,408,000	129,249
Chongqing Changan Automobile Co., Ltd. Class B	42,600	34,407
Chongqing Rural Commercial Bank Co., Ltd. Class H	146,000	79,858
CIFI Holdings Group Co., Ltd.	66,000	30,365
CITIC Securities Co., Ltd. Class H	40,000	71,157
CITIC, Ltd.	213,000	317,394
CNOOC, Ltd.	291,000	576,429
COSCO SHIPPING Development Co., Ltd. Class H (a)	86,000	11,650
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	140,000	69,598
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	36,500	15,160
COSCO SHIPPING Ports, Ltd.	311,816	343,102
Country Garden Holdings Co., Ltd.	95,266	120,165
CRRC Corp., Ltd. Class H	112,000	102,340
CSPC Pharmaceutical Group, Ltd.	608,000	1,291,385
Ctrip.com International, Ltd. ADR (a)	2,035	75,641
Dali Foods Group Co., Ltd. (c)	270,500	194,624
Datang International Power Generation Co., Ltd. Class H	98,000	24,798
Dongfeng Motor Group Co., Ltd. Class H	212,000	218,370
ENN Energy Holdings, Ltd.	20,000	173,804
Fang Holdings, Ltd. ADR (a)	9,304	24,097
Far East Horizon, Ltd.	51,000	48,557
Fosun International, Ltd.	50,000	88,180
Future Land Development Holdings, Ltd.	28,000	18,142
Security Description	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class H (c)	60,800	$ 221,058
Geely Automobile Holdings, Ltd.	665,000	1,325,768
GF Securities Co., Ltd. Class H	32,400	41,572
GOME Retail Holdings, Ltd. (a)(b)	350,000	35,783
Great Wall Motor Co., Ltd. Class H (b)	92,500	58,988
Greentown China Holdings, Ltd.	22,500	21,019
Guangdong Investment, Ltd.	704,000	1,250,572
Guangzhou Automobile Group Co., Ltd. Class H	67,200	74,458
Guangzhou R&F Properties Co., Ltd. Class H	33,200	61,012
Guotai Junan Securities Co., Ltd. Class H (c)	10,600	21,810
Haitian International Holdings, Ltd.	66,000	146,931
Haitong Securities Co., Ltd. Class H	74,800	68,062
Hengan International Group Co., Ltd.	109,874	1,013,802
Huadian Power International Corp., Ltd. Class H	208,000	81,340
Huaneng Power International, Inc. Class H	832,000	547,585
Huaneng Renewables Corp., Ltd. Class H	130,000	38,710
Huatai Securities Co., Ltd. Class H (a)(c)	29,843	42,791
Huazhu Group, Ltd. ADR	700	22,610
Industrial & Commercial Bank of China, Ltd. Class H	3,192,448	2,333,679
Inner Mongolia Yitai Coal Co., Ltd. Class B	22,900	27,480
JD.com, Inc. ADR (a)(b)	3,342	87,193
Jiangsu Expressway Co., Ltd. Class H	440,000	564,557
Jiangxi Copper Co., Ltd. Class H	58,000	67,674
Kaisa Group Holdings, Ltd. (a)	63,000	20,209
Kingsoft Corp., Ltd.	16,000	30,508
Kunlun Energy Co., Ltd.	108,000	125,737
KWG Group Holdings, Ltd.	27,500	25,163
Legend Holdings Corp. Class H (c)	17,600	53,981
Lenovo Group, Ltd.	1,648,915	1,205,356
Logan Property Holdings Co., Ltd.	16,000	18,076
Longfor Group Holdings, Ltd. (a)	38,000	98,097
Luye Pharma Group, Ltd. (b)(c)	22,500	20,186
Metallurgical Corp. of China, Ltd. Class H	153,000	43,017
MMG, Ltd. (a)	40,000	20,703
Momo, Inc. ADR (a)	437	19,141
NetEase, Inc. ADR	9,885	2,256,251
New China Life Insurance Co., Ltd. Class H	16,000	76,781
New Oriental Education & Technology Group, Inc. ADR (a)	14,855	1,099,419

50

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Nexteer Automotive Group, Ltd.	84,000	$ 133,113
Noah Holdings, Ltd. ADR (a)(b)	2,406	101,389
People's Insurance Co. Group of China, Ltd. Class H	282,000	126,857
PetroChina Co., Ltd. Class H	1,702,000	1,379,018
PICC Property & Casualty Co., Ltd. Class H	228,270	269,552
Ping An Insurance Group Co. of China, Ltd. Class H	78,000	792,470
Postal Savings Bank of China Co., Ltd. Class H (c)	79,000	49,773
Semiconductor Manufacturing International Corp. (a)(b)	129,200	139,356
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	348,000	343,779
Shanghai Electric Group Co., Ltd. Class H	104,000	37,082
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	6,000	23,655
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	314,527	430,902
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	94,600	236,473
Shenzhen Investment, Ltd.	90,000	28,754
Shenzhou International Group Holdings, Ltd.	127,000	1,629,516
Shui On Land, Ltd.	77,500	18,026
Sihuan Pharmaceutical Holdings Group, Ltd.	369,000	75,451
SINA Corp. (a)	1,235	85,808
Sino-Ocean Group Holding, Ltd.	104,000	45,854
Sinopec Engineering Group Co., Ltd. Class H	32,000	36,560
Sinopec Shanghai Petrochemical Co., Ltd. Class H	380,000	232,131
Sinopharm Group Co., Ltd. Class H	63,600	311,299
Sinotrans, Ltd. Class H	71,000	28,945
Sinotruk Hong Kong, Ltd. (b)	16,500	35,931
SOHO China, Ltd.	22,000	8,547
Sunac China Holdings, Ltd.	23,697	72,985
Sunny Optical Technology Group Co., Ltd.	84,593	976,210
TAL Education Group ADR (a)	4,006	102,994
Tencent Holdings, Ltd.	129,378	5,343,834
Tingyi Cayman Islands Holding Corp.	18,000	33,079
Tong Ren Tang Technologies Co., Ltd. Class H	14,000	20,504
Towngas China Co., Ltd. (a)	31,000	27,138
TravelSky Technology, Ltd. Class H	181,000	470,722
Tsingtao Brewery Co., Ltd. Class H	50,000	235,147
Uni-President China Holdings, Ltd.	28,000	29,879
Vipshop Holdings, Ltd. ADR (a)	7,051	43,998
Want Want China Holdings, Ltd.	549,000	462,359
Security Description	Shares	Value
Weibo Corp. ADR (a)(b)	4,222	$ 308,755
Weichai Power Co., Ltd. Class H	57,000	70,659
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	23,000	24,720
Xinyi Solar Holdings, Ltd.	91,450	28,166
Yanzhou Coal Mining Co., Ltd. Class H	46,000	53,320
Yum China Holdings, Inc.	53,811	1,889,304
Yuzhou Properties Co., Ltd.	37,000	15,037
YY, Inc. ADR (a)	4,372	327,550
Zhaojin Mining Industry Co., Ltd. Class H	358,500	277,641
Zhejiang Expressway Co., Ltd. Class H	48,000	39,934
Zhongsheng Group Holdings, Ltd.	9,500	23,140
Zhuzhou CRRC Times Electric Co., Ltd. Class H	47,700	272,488
Zijin Mining Group Co., Ltd. Class H	110,000	42,314
ZTE Corp. Class H (a)(b)	44,480	81,515
		63,065,540
COLOMBIA — 0.4%
Bancolombia SA ADR	1,634	68,171
Bancolombia SA	4,733	50,846
Bancolombia SA Preference Shares	3,416	36,008
Cementos Argos SA	1,555	4,032
Ecopetrol SA ADR (b)	2,124	57,199
Ecopetrol SA	9,534	12,939
Grupo Argos SA	13,968	76,675
Grupo Aval Acciones y Valores SA Preference Shares	84,317	33,081
Grupo de Inversiones Suramericana SA Preference Shares	9,862	112,922
Grupo de Inversiones Suramericana SA	5,254	61,504
Interconexion Electrica SA ESP	96,388	434,322
		947,699
CZECH REPUBLIC — 0.3%
CEZ A/S	6,281	160,585
Komercni banka A/S	7,024	288,279
Moneta Money Bank A/S (c)	29,054	106,940
O2 Czech Republic A/S	17,248	201,256
		757,060
EGYPT — 0.4%
Commercial International Bank Egypt SAE	188,798	860,919
Eastern Tobacco	117,935	124,648
ElSewedy Electric Co.	88,010	87,568
		1,073,135
GREECE — 0.3%
Alpha Bank AE (a)	66,601	95,845
Eurobank Ergasias SA (a)	90,062	67,890
FF Group (a)(e)	491	1,369

51

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Hellenic Telecommunications Organization SA	11,057	$ 135,747
JUMBO SA	4,790	71,214
National Bank of Greece SA (a)	33,052	67,182
OPAP SA	10,624	111,552
Piraeus Bank SA (a)	38,395	83,840
Titan Cement Co. SA	10,287	255,097
		889,736
HONG KONG — 0.9%
Alibaba Pictures Group, Ltd. (a)(b)	230,000	31,451
China First Capital Group, Ltd. (a)	148,000	79,439
China Gas Holdings, Ltd.	50,800	143,800
China Resources Cement Holdings, Ltd.	24,000	27,941
China State Construction International Holdings, Ltd.	50,000	52,844
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	24,476
Fullshare Holdings, Ltd. (a)(b)	458,393	220,266
GCL-Poly Energy Holdings, Ltd. (a)	787,000	55,317
Haier Electronics Group Co., Ltd. (a)	127,000	344,892
Hanergy Thin Film Power Group, Ltd. (a)(d)	598,000	—
Kingboard Holdings, Ltd.	37,000	120,813
Kingboard Laminates Holdings, Ltd.	20,500	18,182
Lee & Man Paper Manufacturing, Ltd.	147,000	136,388
Nine Dragons Paper Holdings, Ltd.	38,000	41,084
Shanghai Industrial Holdings, Ltd.	30,000	66,480
Shenzhen International Holdings, Ltd.	54,000	111,521
Shimao Property Holdings, Ltd.	34,000	84,816
Sino Biopharmaceutical, Ltd.	693,000	646,513
Skyworth Digital Holdings, Ltd.	90,000	25,419
Sun Art Retail Group, Ltd.	131,832	171,510
Yuexiu Property Co., Ltd.	158,000	28,269
		2,431,421
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	37,389	402,795
OTP Bank Nyrt	5,830	216,056
Richter Gedeon Nyrt	23,071	431,641
		1,050,492
INDIA — 11.4%
Adani Ports & Special Economic Zone, Ltd.	49,477	224,486
Ambuja Cements, Ltd.	2,887	8,903
Ashok Leyland, Ltd.	14,231	23,381
Asian Paints, Ltd.	59,212	1,056,406
Aurobindo Pharma, Ltd.	22,387	229,908
Axis Bank, Ltd. (a)	25,606	216,621
Bajaj Auto, Ltd.	8,284	307,116
Bajaj Finance, Ltd.	200	5,981
Security Description	Shares	Value
Bajaj Finserv, Ltd.	187	$ 15,494
Bharat Forge, Ltd.	678	5,622
Bharat Heavy Electricals, Ltd.	12,896	12,186
Bharat Petroleum Corp., Ltd.	82,383	425,212
Bharti Airtel, Ltd.	22,193	103,648
Bharti Infratel, Ltd.	29,428	106,747
Bosch, Ltd.	597	164,170
Britannia Industries, Ltd.	4,350	349,458
Cadila Healthcare, Ltd.	26,847	142,938
Cipla, Ltd.	10,079	90,939
Coal India, Ltd.	102,366	375,982
Container Corp. Of India, Ltd.	340	2,943
Dabur India, Ltd.	183,321	1,079,594
Dr Reddy's Laboratories, Ltd. ADR	667	23,078
Dr Reddy's Laboratories, Ltd.	546	19,061
Eicher Motors, Ltd.	1,513	504,794
GAIL India, Ltd. GDR	2,159	68,440
Glenmark Pharmaceuticals, Ltd.	1,820	15,871
Godrej Consumer Products, Ltd.	32,662	346,338
Grasim Industries, Ltd.	4,279	60,298
Havells India, Ltd.	19,847	162,768
HCL Technologies, Ltd.	115,366	1,731,206
Hero MotoCorp, Ltd.	5,692	230,322
Hindalco Industries, Ltd.	23,700	75,082
Hindustan Petroleum Corp., Ltd.	75,066	260,385
Hindustan Unilever, Ltd.	97,815	2,170,308
Housing Development Finance Corp., Ltd.	18,317	443,333
ICICI Bank, Ltd. ADR	18,011	152,913
ICICI Bank, Ltd.	2,115	8,915
Indiabulls Housing Finance, Ltd.	4,121	48,711
Indian Oil Corp., Ltd.	38,822	82,127
Infosys, Ltd. ADR	307,578	3,128,068
Infosys, Ltd.	188,446	1,897,848
InterGlobe Aviation, Ltd. (c)	11,500	131,055
ITC, Ltd.	364,992	1,499,191
JSW Steel, Ltd.	10,047	52,896
Larsen & Toubro, Ltd. GDR	4,573	79,296
Larsen & Toubro, Ltd.	429	7,528
LIC Housing Finance, Ltd.	6,053	34,853
Lupin, Ltd.	6,634	82,451
Mahindra & Mahindra Financial Services, Ltd.	1,058	5,841
Mahindra & Mahindra, Ltd. GDR	9,620	112,554
Mahindra & Mahindra, Ltd.	672	7,981
Marico, Ltd.	114,472	525,933
Maruti Suzuki India, Ltd.	10,053	1,019,022
Motherson Sumi Systems, Ltd.	3,802	13,469
Nestle India, Ltd.	3,180	425,505
NTPC, Ltd.	30,818	70,934
Oil & Natural Gas Corp., Ltd.	35,222	86,099
Petronet LNG, Ltd.	57,699	178,892
Pidilite Industries, Ltd.	15,443	222,804
Piramal Enterprises, Ltd.	743	23,568
Power Grid Corp. of India, Ltd.	61,726	160,425
Reliance Industries, Ltd. GDR (c)	18,034	619,468
Reliance Industries, Ltd.	11,335	196,701

52

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Rural Electrification Corp., Ltd.	24,080	$ 32,521
Shree Cement, Ltd.	37	8,622
Shriram Transport Finance Co., Ltd.	1,177	18,688
Siemens, Ltd.	93	1,213
State Bank of India (a)	7,729	28,308
State Bank of India GDR (a)	3,263	120,568
Sun Pharmaceutical Industries, Ltd.	22,236	191,179
Tata Consultancy Services, Ltd.	146,380	4,409,574
Tata Motors, Ltd. ADR (a)	7,857	120,684
Tata Motors, Ltd. (a)	19,400	59,867
Tata Power Co., Ltd.	20,172	18,324
Tata Steel, Ltd.	742	5,950
Tata Steel, Ltd. GDR	4,135	32,749
Tech Mahindra, Ltd.	88,065	905,676
Titan Co., Ltd.	40,834	453,799
UltraTech Cement, Ltd.	660	36,965
United Spirits, Ltd. (a)	175	1,242
UPL, Ltd.	34,712	318,102
Vedanta, Ltd.	15,814	50,677
Vodafone Idea, Ltd. (a)	76,836	40,861
Wipro, Ltd. ADR (b)	148,508	773,727
Wipro, Ltd.	128,207	573,032
Yes Bank, Ltd.	22,684	57,469
Zee Entertainment Enterprises, Ltd.	48,807	295,306
		30,489,170
INDONESIA — 4.0%
Adaro Energy Tbk PT	253,000	31,155
AKR Corporindo Tbk PT	400	99
Astra International Tbk PT	296,300	146,147
Bank Central Asia Tbk PT	1,798,925	2,915,414
Bank Danamon Indonesia Tbk PT	122,200	59,044
Bank Mandiri Persero Tbk PT	556,000	250,921
Bank Negara Indonesia Persero Tbk PT	158,200	78,561
Bank Rakyat Indonesia Persero Tbk PT	6,016,800	1,271,880
Bank Tabungan Negara Persero Tbk PT	145,600	25,697
Bumi Serpong Damai Tbk PT (a)	106,600	8,263
Charoen Pokphand Indonesia Tbk PT	78,900	26,871
Gudang Garam Tbk PT	78,300	389,096
Hanjaya Mandala Sampoerna Tbk PT	2,513,200	649,319
Indah Kiat Pulp & Paper Corp. Tbk PT	38,300	44,593
Indocement Tunggal Prakarsa Tbk PT	21,100	26,195
Indofood CBP Sukses Makmur Tbk PT	432,300	256,018
Indofood Sukses Makmur Tbk PT	433,800	171,756
Jasa Marga Persero Tbk PT	195,900	58,764
Kalbe Farma Tbk PT	5,012,700	464,217
Matahari Department Store Tbk PT	299,100	138,997
Security Description	Shares	Value
Pakuwon Jati Tbk PT	1,605,378	$ 55,482
Perusahaan Gas Negara Persero Tbk	270,700	40,873
Semen Indonesia Persero Tbk PT	48,300	32,170
Surya Citra Media Tbk PT	736,900	92,721
Telekomunikasi Indonesia Persero Tbk PT	7,680,075	1,876,017
Tower Bersama Infrastructure Tbk PT	15,491	5,848
Unilever Indonesia Tbk PT	395,500	1,248,088
United Tractors Tbk PT	136,800	302,949
Waskita Karya Persero Tbk PT	21,100	2,407
		10,669,562
LUXEMBOURG — 0.1%
Reinet Investments SCA	7,992	148,593
MALAYSIA — 3.8%
AirAsia Group Bhd	39,900	30,466
Alliance Bank Malaysia Bhd	41,500	41,916
AMMB Holdings Bhd	74,500	74,347
Astro Malaysia Holdings Bhd	6,700	2,380
Axiata Group Bhd	31,166	34,340
British American Tobacco Malaysia Bhd	17,900	137,197
CIMB Group Holdings Bhd	100,464	145,896
Dialog Group Bhd	9,700	8,180
DiGi.Com Bhd	90,700	105,636
FGV Holdings Bhd	17,200	6,442
Fraser & Neave Holdings Bhd	25,400	231,506
Gamuda Bhd	29,000	23,545
Genting Bhd	42,000	79,261
Genting Malaysia Bhd	54,100	65,231
Genting Plantations Bhd	800	1,834
HAP Seng Consolidated Bhd	66,300	158,601
Hartalega Holdings Bhd	113,900	182,196
Hong Leong Bank Bhd	166,520	828,073
Hong Leong Financial Group Bhd	8,700	40,573
IHH Healthcare Bhd	728,100	916,613
IJM Corp. Bhd	75,600	32,882
IOI Corp. Bhd	16,600	18,210
IOI Properties Group Bhd	18,308	7,388
Kuala Lumpur Kepong Bhd	24,200	145,954
Malayan Banking Bhd	512,999	1,213,546
Malaysia Airports Holdings Bhd	3,100	6,667
Maxis Bhd	388,100	547,663
MISC Bhd	23,300	34,118
My EG Services Bhd	791,000	334,481
Nestle Malaysia Bhd	6,900	244,088
Petronas Chemicals Group Bhd	344,600	779,378
Petronas Dagangan Bhd	44,800	284,269
Petronas Gas Bhd	75,500	344,799
PPB Group Bhd	10,360	42,006
Public Bank Bhd	258,111	1,559,206
RHB Capital Bhd	33,438	43,631
Sime Darby Bhd	20,727	13,072
Sime Darby Plantation Bhd	283,927	363,613
Sime Darby Property Bhd	91,627	26,125
SP Setia Bhd Group	38,818	25,325

53

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Telekom Malaysia Bhd	62,485	$ 48,617
Tenaga Nasional Bhd	155,700	581,641
Top Glove Corp. Bhd	61,700	158,928
UMW Holdings Bhd	9,900	12,009
Westports Holdings Bhd	170,038	156,130
YTL Corp. Bhd	160,638	48,519
		10,186,498
MEXICO — 2.3%
Alfa SAB de CV Class A	93,797	121,038
America Movil SAB de CV Series L	453,197	364,511
Arca Continental SAB de CV	55,116	356,294
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	34,739	54,136
Cemex SAB de CV Series CPO (a)	355,109	249,536
Coca-Cola Femsa SAB de CV Series L	17,444	106,590
El Puerto de Liverpool SAB de CV Series C1	2,158	16,208
Fibra Uno Administracion SA de CV REIT	69,751	91,799
Fomento Economico Mexicano SAB de CV	24,900	246,586
Gruma SAB de CV Class B	35,165	449,904
Grupo Aeroportuario del Pacifico SAB de CV Class B	31,379	343,303
Grupo Aeroportuario del Sureste SAB de CV Class B	19,664	402,371
Grupo Bimbo SAB de CV Class A	33,295	71,062
Grupo Carso SAB de CV Series A1	8,179	27,149
Grupo Financiero Banorte SAB de CV Series O	43,991	318,301
Grupo Financiero Inbursa SAB de CV Series O	40,809	64,075
Grupo Mexico SAB de CV Class B	52,444	151,308
Grupo Televisa SAB Series CPO (b)	36,981	131,594
Industrias Penoles SAB de CV	1,992	34,342
Infraestructura Energetica Nova SAB de CV	42,742	212,553
Kimberly-Clark de Mexico SAB de CV Class A (a)	9,297	16,556
Mexichem SAB de CV	17,523	60,311
Promotora y Operadora de Infraestructura SAB de CV	2,272	24,190
Wal-Mart de Mexico SAB de CV	690,919	2,107,203
		6,020,920
PAKISTAN — 0.1%
Habib Bank, Ltd.	48,634	59,283
Lucky Cement, Ltd.	24,156	99,779
MCB Bank, Ltd.	67,197	108,880
Oil & Gas Development Co., Ltd.	5,662	6,976
Security Description	Shares	Value
United Bank, Ltd.	6,406	$ 7,944
		282,862
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	1,576	21,134
Credicorp, Ltd.	5,887	1,313,272
Southern Copper Corp.	748	32,269
		1,366,675
PHILIPPINES — 1.2%
Aboitiz Equity Ventures, Inc.	232,440	210,801
Aboitiz Power Corp.	526,200	325,771
Alliance Global Group, Inc. (a)	94,900	21,920
Ayala Corp.	1,830	31,431
Ayala Land, Inc.	35,900	26,611
Bank of the Philippine Islands	278,119	428,786
BDO Unibank, Inc.	269,832	598,295
DMCI Holdings, Inc.	302,130	63,636
Globe Telecom, Inc.	130	5,293
GT Capital Holdings, Inc.	958	14,539
International Container Terminal Services, Inc.	5,520	9,614
JG Summit Holdings, Inc.	44,020	43,955
Jollibee Foods Corp.	124,480	592,104
Manila Electric Co.	42,510	267,507
Megaworld Corp.	181,000	14,740
Metro Pacific Investments Corp.	141,200	12,413
Metropolitan Bank & Trust Co.	126,558	156,939
PLDT, Inc.	1,861	46,499
Robinsons Land Corp.	85,963	32,298
Security Bank Corp.	32,630	93,004
SM Investments Corp.	2,065	34,550
SM Prime Holdings, Inc.	67,400	45,096
Universal Robina Corp.	58,670	156,909
		3,232,711
POLAND — 0.7%
Alior Bank SA (a)	1,857	31,738
Bank Handlowy w Warszawie SA	703	14,723
Bank Millennium SA (a)	18,988	47,649
Bank Polska Kasa Opieki SA	12,357	356,017
CCC SA	187	11,161
CD Projekt SA (a)	1,664	84,552
Cyfrowy Polsat SA (a)	18,292	110,364
Dino Polska SA (a)(c)	4,455	120,376
Grupa Azoty SA	875	7,501
Grupa Lotos SA	5,000	101,842
Jastrzebska Spolka Weglowa SA (a)	971	17,439
KGHM Polska Miedz SA (a)	1,996	48,247
LPP SA	11	25,739
mBank SA	373	45,293
Orange Polska SA (a)	20,702	24,936
PGE Polska Grupa Energetyczna SA (a)	46,332	119,660
PLAY Communications SA (c)	1,919	10,475
Polski Koncern Naftowy ORLEN SA	10,716	293,621

54

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	35,821	$ 62,875
Powszechna Kasa Oszczednosci Bank Polski SA	18,384	213,959
Powszechny Zaklad Ubezpieczen SA	9,112	98,138
Santander Bank Polska SA	626	63,787
		1,910,092
QATAR — 1.3%
Barwa Real Estate Co.	1,952	18,965
Commercial Bank PQSC	23,683	262,747
Doha Bank QPSC	54,286	313,059
Ezdan Holding Group QSC (a)	26,655	77,590
Industries Qatar QSC	1,951	66,810
Masraf Al Rayan QSC	28,411	292,575
Ooredoo QSC	3,254	61,649
Qatar Electricity & Water Co. QSC	13,219	695,164
Qatar Insurance Co. SAQ	3,284	34,269
Qatar Islamic Bank SAQ	17,453	670,993
Qatar National Bank QPSC	17,763	863,395
		3,357,216
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	4,015	36,469
RUSSIA — 3.5%
Alrosa PJSC	235,494	381,565
Gazprom PJSC ADR	324,411	1,622,055
Inter RAO UES PJSC (a)	1,533,224	95,594
LUKOIL PJSC ADR	12,849	985,518
Magnit PJSC GDR	7,550	107,248
Magnitogorsk Iron & Steel Works PJSC	47,572	37,759
MMC Norilsk Nickel PJSC ADR	9,226	159,610
Mobile TeleSystems PJSC ADR	47,500	405,175
Moscow Exchange MICEX-RTS PJSC (a)	17,228	25,536
Novatek PJSC GDR	7,554	1,389,936
Novolipetsk Steel PJSC (a)	25,274	68,450
PhosAgro PJSC GDR	2,205	29,944
Polyus PJSC (a)	335	21,022
Rosneft Oil Co. PJSC	18,725	141,477
Rosneft Oil Co. PJSC GDR	53,152	399,065
RusHydro PJSC ADR	40,341	36,105
Sberbank of Russia PJSC ADR (g)	74,775	948,147
Sberbank of Russia PJSC ADR (b)(g)	6,842	86,038
Severstal PJSC GDR	3,649	60,756
Surgutneftegas PJSC ADR (g)	43,233	246,428
Surgutneftegas PJSC ADR (g)	57,665	238,733
Tatneft PJSC ADR (g)	21,987	1,682,006
Tatneft PJSC ADR (b)(g)	1,551	118,341
Transneft PJSC Preference Shares	36	90,941
VTB Bank PJSC GDR	33,528	44,894
VTB Bank PJSC	58,812,381	36,581
		9,458,924
Security Description	Shares	Value
SINGAPORE — 0.0% (f)
BOC Aviation, Ltd. (c)	16,100	$ 124,892
SOUTH AFRICA — 4.3%
Absa Group, Ltd.	23,079	247,698
Anglo American Platinum, Ltd.	391	12,765
AngloGold Ashanti, Ltd.	15,581	134,767
Aspen Pharmacare Holdings, Ltd.	3,076	36,817
Bid Corp., Ltd. (b)	29,166	607,836
Bidvest Group, Ltd.	13,073	170,904
Capitec Bank Holdings, Ltd.	4,443	321,576
Clicks Group, Ltd.	29,794	368,445
Coronation Fund Managers, Ltd.	26,404	100,550
Discovery, Ltd.	4,119	49,482
Exxaro Resources, Ltd.	4,859	49,911
FirstRand, Ltd.	353,860	1,697,128
Fortress REIT, Ltd. Class A,	265,449	317,760
Fortress REIT, Ltd. Class B	4,157	4,474
Foschini Group, Ltd.	2,253	27,602
Gold Fields, Ltd.	30,865	74,222
Growthpoint Properties, Ltd. REIT	34,588	56,778
Hyprop Investments, Ltd. REIT	3,033	19,782
Imperial Holdings, Ltd.	5,523	68,300
Investec, Ltd.	8,475	59,607
Kumba Iron Ore, Ltd. (b)	6,836	155,045
Liberty Holdings, Ltd.	3,586	28,579
Life Healthcare Group Holdings, Ltd.	13,350	23,169
MMI Holdings, Ltd. (a)	24,963	30,623
Mondi, Ltd.	10,158	278,872
Mr. Price Group, Ltd.	29,824	481,062
MTN Group, Ltd.	23,740	146,923
Naspers, Ltd. Class N	1,103	237,856
Nedbank Group, Ltd. (b)	6,091	113,902
Netcare, Ltd.	119,561	204,545
Old Mutual, Ltd.	69,149	148,010
Pick n Pay Stores, Ltd.	38,708	188,134
Pioneer Foods Group, Ltd.	1,604	10,428
PSG Group, Ltd.	713	11,538
Rand Merchant Investment Holdings, Ltd.	57,374	156,538
Redefine Properties, Ltd. REIT	96,412	68,266
Remgro, Ltd. (b)	9,583	133,575
Resilient REIT, Ltd.	8,860	36,395
RMB Holdings, Ltd.	73,039	408,518
Sanlam, Ltd.	160,163	895,362
Sappi, Ltd.	18,503	116,042
Sasol, Ltd.	10,195	394,458
Shoprite Holdings, Ltd.	44,134	597,706
SPAR Group, Ltd.	24,618	320,319
Standard Bank Group, Ltd.	23,259	287,630
Telkom SA SOC, Ltd.	5,985	21,849
Tiger Brands, Ltd.	17,680	331,105
Truworths International, Ltd.	50,628	298,732
Vodacom Group, Ltd.	55,154	490,808
Woolworths Holdings, Ltd.	112,077	392,829
		11,435,222

55

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
SOUTH KOREA — 14.9%
Amorepacific Corp.	181	$ 42,588
Amorepacific Corp. Preference Shares	94	11,652
AMOREPACIFIC Group	348	29,271
BGF retail Co., Ltd.	946	175,256
BNK Financial Group, Inc.	18,240	141,414
Celltrion, Inc. (a)	675	180,730
Cheil Worldwide, Inc.	4,933	96,281
CJ CheilJedang Corp.	435	130,784
CJ Corp.	677	82,394
CJ E&M Co., Ltd.	143	31,971
CJ Logistics Corp. (a)	1,193	169,929
Coway Co., Ltd.	6,790	531,325
Daelim Industrial Co., Ltd.	1,142	85,039
Daewoo Engineering & Construction Co., Ltd. (a)	4,364	23,290
DB Insurance Co., Ltd.	10,038	658,793
DGB Financial Group, Inc.	10,540	96,444
Dongsuh Cos., Inc.	104	1,969
Doosan Bobcat, Inc.	668	24,329
Doosan Heavy Industries & Construction Co., Ltd. (a)	3,692	49,593
E-MART, Inc.	1,080	202,028
GS Engineering & Construction Corp.	1,216	57,333
GS Holdings Corp.	1,827	90,753
GS Retail Co., Ltd.	2,114	73,373
Hana Financial Group, Inc.	12,047	483,835
Hankook Tire Co., Ltd.	2,138	96,564
Hanmi Pharm Co., Ltd.	7	3,155
Hanmi Science Co., Ltd.	10	792
Hanon Systems	2,669	30,438
Hanssem Co., Ltd.	1,637	113,044
Hanwha Chemical Corp.	4,192	72,937
Hanwha Corp.	4,503	133,152
Hanwha Life Insurance Co., Ltd.	26,883	128,205
HDC Hyundai Development Co-Engineering & Construction (a)	980	44,969
Hotel Shilla Co., Ltd.	70	6,847
Hyundai Department Store Co., Ltd.	682	61,114
Hyundai Engineering & Construction Co., Ltd.	1,902	115,740
Hyundai Glovis Co., Ltd.	1,405	164,661
Hyundai Heavy Industries Co., Ltd. (a)	1,470	178,242
Hyundai Heavy Industries Holdings Co., Ltd. (a)	454	165,761
Hyundai Marine & Fire Insurance Co., Ltd.	8,827	333,823
Hyundai Mobis Co., Ltd.	2,260	464,530
Hyundai Motor Co.	6,372	743,903
Hyundai Motor Co. Preference Shares (g)	2,510	191,658
Hyundai Motor Co. Preference Shares (g)	1,328	93,741
Hyundai Motor Co. GDR	1,132	40,412
Security Description	Shares	Value
Hyundai Steel Co.	4,027	$ 205,117
Industrial Bank of Korea	11,281	155,091
Kakao Corp.	1,478	158,559
Kangwon Land, Inc.	17,470	452,007
KB Financial Group, Inc.	4,177	204,096
KB Financial Group, Inc. ADR	10,797	521,279
KCC Corp.	201	61,428
KEPCO Plant Service & Engineering Co., Ltd.	1,025	31,418
Kia Motors Corp.	19,248	609,064
Korea Aerospace Industries, Ltd. (a)	686	21,707
Korea Electric Power Corp. ADR (b)	37,573	494,836
Korea Electric Power Corp.	8,261	218,580
Korea Gas Corp. (a)	2,581	141,237
Korea Investment Holdings Co., Ltd.	847	58,108
Korea Zinc Co., Ltd.	126	49,525
Korean Air Lines Co., Ltd.	2,098	53,147
KT Corp. ADR	16,086	238,877
KT Corp.	3,990	108,450
KT&G Corp.	19,822	1,858,452
Kumho Petrochemical Co., Ltd.	695	61,715
LG Chem, Ltd.	779	256,682
LG Chem, Ltd. Preference Shares	197	36,230
LG Corp.	2,283	149,422
LG Display Co., Ltd. ADR (b)	21,587	187,159
LG Display Co., Ltd.	7,052	121,427
LG Electronics, Inc.	3,189	204,119
LG Household & Health Care, Ltd.	831	955,922
LG Household & Health Care, Ltd. Preference Shares	185	134,091
LG Innotek Co., Ltd.	233	27,412
Lotte Chemical Corp.	640	160,397
Lotte Corp. (a)	6,120	315,034
Lotte Shopping Co., Ltd.	508	95,944
Medy-Tox, Inc.	464	258,928
Mirae Asset Daewoo Co., Ltd.	8,652	66,065
NAVER Corp.	3,502	2,260,475
NCSoft Corp.	1,171	467,133
Netmarble Corp. (c)	206	21,357
NH Investment & Securities Co., Ltd.	2,698	34,782
OCI Co., Ltd.	346	34,311
Orange Life Insurance, Ltd. (c)	938	28,836
Orion Corp/Republic of Korea	162	15,408
Ottogi Corp.	4	2,694
Pan Ocean Co., Ltd. (a)	4,702	22,212
POSCO ADR	8,226	542,916
POSCO	475	126,110
Posco Daewoo Corp.	3,095	58,454
S-1 Corp.	4,879	402,020
Samsung Biologics Co., Ltd. (a)(c)	679	326,875
Samsung C&T Corp.	1,342	156,673
Samsung Card Co., Ltd.	367	12,175

56

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Samsung Electro-Mechanics Co., Ltd.	1,907	$ 238,966
Samsung Electronics Co., Ltd. GDR (g)	2,914	3,050,958
Samsung Electronics Co., Ltd. Preference Shares	23,182	791,020
Samsung Electronics Co., Ltd.	132,185	5,535,265
Samsung Electronics Co., Ltd. GDR (g)	692	587,508
Samsung Engineering Co., Ltd. (a)	1,735	30,188
Samsung Fire & Marine Insurance Co., Ltd.	2,874	735,827
Samsung Heavy Industries Co., Ltd. (a)	12,231	89,093
Samsung Life Insurance Co., Ltd.	7,325	642,526
Samsung SDI Co., Ltd.	1,431	333,481
Samsung SDS Co., Ltd.	384	79,968
Samsung Securities Co., Ltd.	1,414	41,620
Shinhan Financial Group Co., Ltd.	3,820	154,970
Shinhan Financial Group Co., Ltd. ADR (b)	12,636	507,083
Shinsegae, Inc.	180	58,824
SK Holdings Co., Ltd.	1,592	411,904
SK Hynix, Inc.	75,190	4,955,050
SK Innovation Co., Ltd.	1,862	360,902
SK Telecom Co., Ltd. ADR	27,290	760,845
SK Telecom Co., Ltd.	617	156,857
S-Oil Corp.	985	121,654
Woori Bank	18,654	284,203
Yuhan Corp.	203	44,379
		39,811,109
TAIWAN — 13.8%
Acer, Inc. (a)	76,258	63,063
Advantech Co., Ltd.	89,951	670,221
ASE Technology Holding Co., Ltd.	124,124	302,860
Asia Cement Corp.	43,200	58,717
Asustek Computer, Inc.	75,000	648,479
AU Optronics Corp.	856,000	361,655
Catcher Technology Co., Ltd.	64,000	704,287
Cathay Financial Holding Co., Ltd.	136,100	234,017
Chailease Holding Co., Ltd.	10,363	36,316
Chang Hwa Commercial Bank, Ltd.	134,768	83,422
Cheng Shin Rubber Industry Co., Ltd.	38,000	59,739
Chicony Electronics Co., Ltd.	244,822	495,529
China Airlines, Ltd.	120,000	36,354
China Development Financial Holding Corp.	426,000	159,054
China Life Insurance Co., Ltd.	55,873	56,179
China Steel Corp.	250,440	209,158
Chunghwa Telecom Co., Ltd.	397,540	1,432,201
Compal Electronics, Inc.	395,000	245,153
CTBC Financial Holding Co., Ltd.	387,900	292,199
Delta Electronics, Inc.	244,623	1,049,540
E.Sun Financial Holding Co., Ltd.	813,884	601,090
Security Description	Shares	Value
Eclat Textile Co., Ltd.	16,379	$ 202,773
Eva Airways Corp.	208,192	101,256
Evergreen Marine Corp. Taiwan, Ltd.	40,934	17,160
Far Eastern New Century Corp.	125,560	146,808
Far EasTone Telecommunications Co., Ltd.	433,449	1,033,475
Feng TAY Enterprise Co., Ltd.	43,468	267,644
First Financial Holding Co., Ltd.	1,487,552	1,013,365
Formosa Chemicals & Fibre Corp.	55,000	230,570
Formosa Petrochemical Corp.	86,000	416,860
Formosa Plastics Corp.	97,000	371,696
Formosa Taffeta Co., Ltd.	15,000	18,300
Foxconn Technology Co., Ltd.	106,892	260,815
Fubon Financial Holding Co., Ltd.	118,000	200,190
General Interface Solution Holding, Ltd.	21,000	88,724
Giant Manufacturing Co., Ltd.	4,000	17,162
Globalwafers Co., Ltd.	5,000	55,104
Highwealth Construction Corp.	15,500	24,570
Hiwin Technologies Corp.	1,084	8,964
Hon Hai Precision Industry Co., Ltd.	877,163	2,275,286
Hotai Motor Co., Ltd.	5,000	42,823
HTC Corp. (a)	8,000	10,638
Hua Nan Financial Holdings Co., Ltd.	1,363,989	826,443
Innolux Corp.	665,751	231,126
Inventec Corp.	129,000	115,763
Largan Precision Co., Ltd.	12,000	1,428,618
Lite-On Technology Corp.	385,952	485,395
MediaTek, Inc.	28,877	233,131
Mega Financial Holding Co., Ltd.	241,657	217,652
Micro-Star International Co., Ltd.	75,000	202,650
Nan Ya Plastics Corp.	75,000	208,299
Nanya Technology Corp.	190,000	361,543
Nien Made Enterprise Co., Ltd.	20,000	156,552
Novatek Microelectronics Corp.	81,000	400,583
Pegatron Corp.	112,000	224,125
Phison Electronics Corp.	26,000	206,924
Pou Chen Corp.	93,000	98,230
Powertech Technology, Inc.	80,000	218,256
President Chain Store Corp.	115,000	1,350,260
Quanta Computer, Inc.	162,000	282,265
Realtek Semiconductor Corp.	3,000	13,363
Ruentex Development Co., Ltd. (a)	80,443	94,188
Ruentex Industries, Ltd. (a)	8,000	15,904
Shin Kong Financial Holding Co., Ltd.	222,088	86,921
SinoPac Financial Holdings Co., Ltd.	443,152	161,830
Standard Foods Corp.	84,168	140,037
Synnex Technology International Corp.	366,900	468,043
Taishin Financial Holding Co., Ltd.	255,713	123,531
Taiwan Business Bank	808,678	293,988
Taiwan Cement Corp.	72,600	97,726

57

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	2,448,859	$ 1,491,788
Taiwan High Speed Rail Corp.	18,000	17,627
Taiwan Mobile Co., Ltd.	444,542	1,594,254
Taiwan Semiconductor Manufacturing Co., Ltd.	1,019,495	8,764,859
Teco Electric and Machinery Co., Ltd.	32,000	23,214
Uni-President Enterprises Corp.	77,164	201,420
United Microelectronics Corp.	870,000	460,174
Vanguard International Semiconductor Corp.	86,000	191,530
Win Semiconductors Corp.	3,000	13,215
Winbond Electronics Corp.	53,000	25,169
Wistron Corp.	209,535	136,565
WPG Holdings, Ltd. (e)	209,000	259,427
Yageo Corp.	1,198	18,009
Yuanta Financial Holding Co., Ltd.	268,466	141,562
Zhen Ding Technology Holding, Ltd.	15,000	33,505
		36,719,080
THAILAND — 3.8%
Advanced Info Service PCL (e)	131,700	818,544
Airports of Thailand PCL (e)	49,600	100,458
Airports of Thailand PCL NVDR	318,670	645,420
Bangkok Bank PCL	3,700	24,941
Bangkok Bank PCL NVDR	3,500	22,727
Bangkok Dusit Medical Services PCL (e)	887,592	699,864
Bangkok Expressway & Metro PCL (e)	1,658,233	446,092
Banpu PCL (e)	31,970	18,882
Berli Jucker PCL NVDR	15,500	28,517
BTS Group Holdings PCL (e)	2,062,598	593,140
Bumrungrad Hospital PCL (e)	110,100	633,228
Central Pattana PCL NVDR	54,800	140,643
Central Pattana PCL (e)	88,400	226,877
Charoen Pokphand Foods PCL (e)	72,486	56,595
CP ALL PCL (e)	382,500	816,095
Delta Electronics Thailand PCL (e)	162,344	350,139
Delta Electronics Thailand PCL NVDR	300	647
Electricity Generating PCL (e)	48,700	355,387
Energy Absolute PCL (e)	900	1,343
Energy Absolute PCL NVDR	2,700	4,028
Glow Energy PCL (e)	87,800	238,912
Glow Energy PCL NVDR	107,600	292,789
Home Product Center PCL (e)	882,759	431,280
Indorama Ventures PCL (e)	1,400	2,554
Indorama Ventures PCL NVDR	32,400	59,110
IRPC PCL (e)	825,600	173,596
Kasikornbank PCL	17,800	119,988
Kasikornbank PCL NVDR	58,900	393,395
Krung Thai Bank PCL (e)	757,000	472,832
Minor International PCL (e)	15,900	20,158
Minor International PCL NVDR	75,819	96,122
Security Description	Shares	Value
PTT Exploration & Production PCL (e)	19,128	$ 91,677
PTT Global Chemical PCL (e)	74,003	185,923
PTT PCL (e)	202,660	339,960
Robinson PCL NVDR	69,100	150,635
Robinson PCL (e)	17,300	37,713
Siam Cement PCL	34,650	503,571
Siam Cement PCL NVDR	11,200	154,459
Siam Commercial Bank PCL (e)	49,300	227,140
Thai Oil PCL (e)	28,888	79,053
Thai Union Group PCL NVDR	184,600	102,175
Thai Union Group PCL Class F (e)	20,000	11,070
TMB Bank PCL (e)	40,200	2,859
TMB Bank PCL NVDR	245,000	17,424
True Corp. PCL (e)	158,500	29,651
		10,217,613
TURKEY — 0.6%
Akbank T.A.S.	92,624	106,697
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,682	16,429
Arcelik A/S	4,469	10,303
Aselsan Elektronik Sanayi Ve Ticaret A/S	15,563	71,451
BIM Birlesik Magazalar A/S	24,476	331,450
Coca-Cola Icecek A/S	736	4,136
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	60,350	17,983
Eregli Demir ve Celik Fabrikalari TAS	25,163	46,202
Ford Otomotiv Sanayi A/S	7,660	83,903
Haci Omer Sabanci Holding A/S	29,880	37,951
KOC Holding A/S	26,836	76,211
Petkim Petrokimya Holding A/S	54,725	48,737
TAV Havalimanlari Holding A/S	2,858	14,882
Tofas Turk Otomobil Fabrikasi A/S	13,507	48,071
Tupras Turkiye Petrol Rafinerileri A/S	13,773	307,682
Turk Hava Yollari AO (a)	14,913	47,391
Turkcell Iletisim Hizmetleri A/S	23,944	45,996
Turkiye Garanti Bankasi A/S	75,270	96,604
Turkiye Halk Bankasi A/S	47,514	52,914
Turkiye Is Bankasi A/S Class C	73,900	54,373
Turkiye Sise ve Cam Fabrikalari A/S	32,818	31,904
Turkiye Vakiflar Bankasi TAO Class D	31,553	19,907
Ulker Biskuvi Sanayi A/S (a)	1,052	2,965
Yapi ve Kredi Bankasi A/S (a)	166,312	52,048
		1,626,190
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	57,662	124,490
Aldar Properties PJSC	114,229	56,912

58

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
DAMAC Properties Dubai Co. PJSC	236,167	$ 131,166
DP World, Ltd.	14,653	279,872
Dubai Investments PJSC	52,858	27,055
Dubai Islamic Bank PJSC	155,590	228,320
Emaar Development PJSC	107,562	153,449
Emaar Malls PJSC	6,474	3,225
Emaar Properties PJSC	97,389	131,247
Emirates Telecommunications Group Co. PJSC	262,874	1,195,191
First Abu Dhabi Bank PJSC	281,477	1,095,852
		3,426,779
TOTAL COMMON STOCKS (Cost $251,959,812)		265,192,644

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
BTS Group Holdings PCL (expiring 8/1/19) (a) (e) (Cost $0)	218,955	—
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (h) (i)	325,185	325,185
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	2,508,511	2,508,511
TOTAL SHORT-TERM INVESTMENTS (Cost $2,833,696)		2,833,696
TOTAL INVESTMENTS — 100.5% (Cost $254,793,508)		268,026,340
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,301,109)
NET ASSETS — 100.0%		$ 266,725,231

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $7,721,818 representing 2.8% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 10,806,594	$ —	$—	$ 10,806,594
Chile	3,650,390	—	—	3,650,390
China	63,065,540	—	0(a)	63,065,540
Colombia	947,699	—	—	947,699
Czech Republic	757,060	—	—	757,060
Egypt	1,073,135	—	—	1,073,135
Greece	888,367	1,369	—	889,736
Hong Kong	2,431,421	—	0(a)	2,431,421
Hungary	1,050,492	—	—	1,050,492
59

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
India	$ 30,489,170	$ —	$—	$ 30,489,170
Indonesia	10,669,562	—	—	10,669,562
Luxembourg	148,593	—	—	148,593
Malaysia	10,186,498	—	—	10,186,498
Mexico	6,020,920	—	—	6,020,920
Pakistan	282,862	—	—	282,862
Peru	1,366,675	—	—	1,366,675
Philippines	3,232,711	—	—	3,232,711
Poland	1,910,092	—	—	1,910,092
Qatar	3,357,216	—	—	3,357,216
Romania	36,469	—	—	36,469
Russia	9,458,924	—	—	9,458,924
Singapore	124,892	—	—	124,892
South Africa	11,435,222	—	—	11,435,222
South Korea	39,811,109	—	—	39,811,109
Taiwan	36,459,653	259,427	—	36,719,080
Thailand	2,756,591	7,461,022	—	10,217,613
Turkey	1,626,190	—	—	1,626,190
United Arab Emirates	3,426,779	—	—	3,426,779
Warrants
Thailand	—	0(b)	—	0
Short-Term Investments	2,833,696	—	—	2,833,696
TOTAL INVESTMENTS	$260,304,522	$7,721,818	$—	$268,026,340

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
(b)	Fund held a Level 2 security that was valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	647,704	$ 647,704	$32,657,604	$32,980,123	$—	$—	325,185	$ 325,185	$ 6,303	$—
State Street Navigator Securities Lending Government Money Market Portfolio	3,055,835	3,055,835	27,940,867	28,488,191	—	—	2,508,511	2,508,511	28,283	—
Total		$3,703,539	$60,598,471	$61,468,314	$—	$—		$2,833,696	$34,586	$—
60	ARQEMM

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.4%
AGL Energy, Ltd.	115	$ 1,623
Amcor, Ltd.	251	2,484
AMP, Ltd.	1,128	2,604
Aristocrat Leisure, Ltd.	629	12,943
Aurizon Holdings, Ltd.	1,168	3,473
Australia & New Zealand Banking Group, Ltd.	1,142	23,285
Bendigo & Adelaide Bank, Ltd.	308	2,396
BHP Billiton PLC	623	13,577
BHP Billiton, Ltd.	675	16,913
Brambles, Ltd.	2,102	16,578
Caltex Australia, Ltd.	110	2,380
Cochlear, Ltd.	71	10,307
Commonwealth Bank of Australia (a)	681	35,186
CSL, Ltd.	528	76,831
Dexus REIT	675	5,157
Domino's Pizza Enterprises, Ltd.	139	5,351
Flight Centre Travel Group, Ltd. (a)	114	4,385
Fortescue Metals Group, Ltd.	1,313	3,724
Goodman Group REIT	716	5,367
GPT Group REIT	1,315	4,957
Incitec Pivot, Ltd.	625	1,800
Insurance Australia Group, Ltd.	187	990
LendLease Group	70	996
Macquarie Group, Ltd.	62	5,654
Medibank Pvt, Ltd.	3,287	6,921
Mirvac Group REIT	2,867	4,999
National Australia Bank, Ltd. (a)	1,268	25,515
Newcrest Mining, Ltd.	543	7,626
Oil Search, Ltd. (a)	498	3,254
Origin Energy, Ltd. (b)	699	4,178
QBE Insurance Group, Ltd.	548	4,409
REA Group, Ltd.	73	4,539
Santos, Ltd.	5	26
Scentre Group REIT	2,341	6,725
Sonic Healthcare, Ltd.	794	14,311
South32, Ltd.	953	2,703
Stockland REIT	1,572	4,720
Suncorp Group, Ltd.	418	4,373
Telstra Corp., Ltd.	5,970	13,780
Transurban Group Stapled Security	186	1,510
Vicinity Centres REIT	2,473	4,688
Wesfarmers, Ltd.	309	11,145
Westpac Banking Corp.	1,425	28,797
Woodside Petroleum, Ltd.	168	4,690
Woolworths Group, Ltd.	618	12,556
		430,426
AUSTRIA — 0.0% (c)
Erste Group Bank AG (b)	165	6,857
OMV AG	90	5,059
Raiffeisen Bank International AG	5	144
Voestalpine AG	20	915
		12,975
Security Description	Shares	Value
BELGIUM — 0.3%
Ageas	130	$ 6,993
Anheuser-Busch InBev SA	145	12,668
Colruyt SA (a)	362	20,498
Groupe Bruxelles Lambert SA	50	5,244
KBC Group NV	95	7,073
Proximus SADP	786	18,788
Solvay SA	40	5,366
UCB SA	306	27,509
		104,139
BERMUDA — 0.1%
RenaissanceRe Holdings, Ltd.	200	26,716
CANADA — 3.1%
Agnico Eagle Mines, Ltd.	724	24,712
Alimentation Couche-Tard, Inc. Class B	478	23,893
Bank of Montreal	475	39,151
Bank of Nova Scotia	468	27,875
Barrick Gold Corp.	2,550	28,191
BCE, Inc.	785	31,780
Bombardier, Inc. Class B (b)	968	3,445
Brookfield Asset Management, Inc. Class A	245	10,897
Canadian Imperial Bank of Commerce (a)	303	28,371
Canadian National Railway Co.	844	75,677
Canadian Natural Resources, Ltd.	309	10,088
Canadian Pacific Railway, Ltd.	160	33,821
Cenovus Energy, Inc.	500	5,017
CGI Group, Inc. Class A (b)	100	6,443
CI Financial Corp.	500	7,934
Constellation Software, Inc.	30	22,046
Enbridge, Inc.	255	8,222
Enbridge, Inc. (a)	255	8,234
Encana Corp.	400	5,239
Fairfax Financial Holdings, Ltd.	60	32,573
First Capital Realty, Inc. (a)	600	9,051
Fortis, Inc.	200	6,480
Franco-Nevada Corp.	898	56,134
George Weston, Ltd.	100	7,564
Gildan Activewear, Inc.	260	7,905
Goldcorp, Inc.	1,429	14,549
Great-West Lifeco, Inc.	185	4,485
Husky Energy, Inc.	400	7,018
Imperial Oil, Ltd.	105	3,395
Industrial Alliance Insurance & Financial Services, Inc.	100	3,996
Intact Financial Corp.	730	60,654
Linamar Corp.	100	4,604
Loblaw Cos., Ltd.	30	1,540
Magna International, Inc.	455	23,883
Manulife Financial Corp.	498	8,896
Metro, Inc.	174	5,409
National Bank of Canada (a)	100	4,991
Nutrien, Ltd. (a)	200	11,540
Open Text Corp.	300	11,407
Pembina Pipeline Corp.	40	1,358

61

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Power Corp. of Canada	195	$ 4,233
Power Financial Corp.	165	3,777
PrairieSky Royalty, Ltd. (a)	93	1,632
Restaurant Brands International, Inc. (a)	11	651
RioCan Real Estate Investment Trust	735	14,034
Rogers Communications, Inc. Class B	698	35,872
Royal Bank of Canada	516	41,333
Saputo, Inc.	280	8,322
Shaw Communications, Inc. Class B	803	15,636
SmartCentres Real Estate Investment Trust	13	307
SNC-Lavalin Group, Inc.	100	4,075
Sun Life Financial, Inc.	160	6,356
Suncor Energy, Inc.	293	11,329
Teck Resources, Ltd. Class B	200	4,817
TELUS Corp.	985	36,280
Thomson Reuters Corp.	545	24,851
Toronto-Dominion Bank	1,157	70,256
TransCanada Corp. (a)	200	8,086
Waste Connections, Inc.	100	7,977
Wheaton Precious Metals Corp.	104	1,818
		990,110
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	2,500	11,885
Minth Group, Ltd.	2,000	8,256
		20,141
DENMARK — 1.2%
AP Moller - Maersk A/S Class A	5	6,561
Carlsberg A/S Class B	5	600
Chr. Hansen Holding A/S	315	31,989
Coloplast A/S Class B	364	37,237
Danske Bank A/S	415	10,905
DSV A/S	28	2,547
H Lundbeck A/S	349	21,564
ISS A/S	83	2,922
Novo Nordisk A/S Class B	2,597	122,319
Novozymes A/S Class B	267	14,664
Orsted A/S (d)	587	39,890
Pandora A/S	475	29,675
Tryg A/S	663	16,512
Vestas Wind Systems A/S	40	2,706
William Demant Holding A/S (b)	613	23,048
		363,139
FINLAND — 0.4%
Elisa Oyj	676	28,682
Fortum Oyj	5	125
Kone Oyj Class B	498	26,619
Neste Oyj	104	8,601
Nokia Oyj (e)	640	3,551
Nokia Oyj (e)	725	4,029
Nokian Renkaat Oyj	134	5,493
Orion Oyj Class B	175	6,631
Sampo Oyj Class A	120	6,216
Security Description	Shares	Value
Stora Enso Oyj Class R	258	$ 4,937
UPM-Kymmene Oyj	210	8,244
Wartsila OYJ Abp	541	10,550
		113,678
FRANCE — 2.7%
Aeroports de Paris	4	901
Air Liquide SA	86	11,317
Airbus SE	113	14,199
Arkema SA	14	1,735
Atos SE	38	4,524
AXA SA	1,298	34,902
BNP Paribas SA	716	43,835
Bouygues SA	135	5,838
Bureau Veritas SA	5	129
Capgemini SE	35	4,407
Carrefour SA	621	11,901
Casino Guichard Perrachon SA (a)	122	5,132
Cie de Saint-Gobain	190	8,197
Cie Generale des Etablissements Michelin SCA	85	10,164
CNP Assurances	22	530
Credit Agricole SA	732	10,531
Danone SA	136	10,536
Dassault Systemes SE	264	39,479
Eiffage SA	45	5,026
Electricite de France SA	426	7,484
Engie SA	1,268	18,653
Essilor International Cie Generale d'Optique SA	46	6,810
Faurecia SA	60	3,613
Gecina SA REIT	30	5,011
Hermes International	146	96,762
Iliad SA	5	653
Ipsen SA	35	5,886
Kering SA	4	2,145
Klepierre SA REIT	131	4,645
Legrand SA	13	948
L'Oreal SA	247	59,587
LVMH Moet Hennessy Louis Vuitton SE	268	94,816
Natixis SA	785	5,328
Orange SA	1,058	16,879
Pernod Ricard SA	20	3,282
Peugeot SA	403	10,874
Publicis Groupe SA	91	5,441
Renault SA	125	10,816
Rexel SA	220	3,305
Safran SA	352	49,348
Sanofi	380	33,791
Schneider Electric SE	130	10,464
SCOR SE	145	6,737
Societe BIC SA	40	3,663
Societe Generale SA	619	26,580
Sodexo SA	50	5,305
Suez	275	3,910
Thales SA	108	15,348
TOTAL SA	934	60,578
Unibail-Rodamco-Westfield	1,040	10,625

62

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Unibail-Rodamco-Westfield	25	$ 5,030
Valeo SA	72	3,128
Veolia Environnement SA	305	6,090
Vinci SA	141	13,433
Vivendi SA	285	7,339
		847,590
GERMANY — 2.2%
adidas AG	211	51,687
Allianz SE	189	42,148
BASF SE	287	25,518
Bayer AG	228	20,262
Bayerische Motoren Werke AG	225	20,309
Bayerische Motoren Werke AG Preference Shares	55	4,325
Beiersdorf AG	110	12,416
Brenntag AG	90	5,557
Commerzbank AG (b)	874	9,111
Continental AG	133	23,164
Covestro AG (d)	291	23,612
Daimler AG	655	41,348
Deutsche Bank AG	1,561	17,819
Deutsche Boerse AG	30	4,021
Deutsche Lufthansa AG	203	4,989
Deutsche Post AG	1,163	41,484
Deutsche Telekom AG	1,407	22,691
E.ON SE	756	7,710
Fresenius Medical Care AG & Co. KGaA	50	5,144
Fresenius SE & Co. KGaA	105	7,713
Fuchs Petrolub SE Preference Shares	110	6,148
Hannover Rueck SE	37	5,230
HeidelbergCement AG	60	4,692
Henkel AG & Co. KGaA Preference Shares	162	19,014
Henkel AG & Co. KGaA	135	14,340
HUGO BOSS AG	78	6,008
Infineon Technologies AG	252	5,728
Innogy SE (b)	121	5,137
KS AG	145	3,045
Lanxess AG	11	806
Linde AG	50	11,830
MAN SE	173	18,818
Merck KGaA	9	930
METRO AG	49	768
MTU Aero Engines AG	52	11,723
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	77	17,060
Porsche Automobil Holding SE Preference Shares	63	4,244
ProSiebenSat.1 Media SE	250	6,496
RWE AG	330	8,145
SAP SE	215	26,471
Siemens AG	217	27,811
Siemens Healthineers AG (b)(d)	230	10,118
Telefonica Deutschland Holding AG	142	601
ThyssenKrupp AG	185	4,671
Security Description	Shares	Value
TUI AG	1,325	$ 25,451
Uniper SE	381	11,732
Volkswagen AG	17	2,964
Volkswagen AG Preference Shares	158	27,821
Vonovia SE	109	5,327
		684,157
HONG KONG — 2.0%
AIA Group, Ltd.	2,000	17,866
ASM Pacific Technology, Ltd.	400	4,074
Bank of East Asia, Ltd.	730	2,724
CK Asset Holdings, Ltd.	770	5,781
CK Hutchison Holdings, Ltd.	1,500	17,291
CK Infrastructure Holdings, Ltd.	3,000	23,770
CLP Holdings, Ltd.	8,000	93,701
Dairy Farm International Holdings, Ltd.	600	5,400
Hang Seng Bank, Ltd.	3,900	105,962
Henderson Land Development Co., Ltd.	1,100	5,532
HK Electric Investments & HK Electric Investments, Ltd. (a)	11,831	11,944
HKT Trust & HKT, Ltd.	19,540	26,869
Hong Kong & China Gas Co., Ltd.	14,512	28,820
Hong Kong Exchanges & Clearing, Ltd.	1,156	33,092
Hongkong Land Holdings, Ltd.	1,100	7,282
Jardine Matheson Holdings, Ltd.	700	43,925
Jardine Strategic Holdings, Ltd.	400	14,520
Link REIT	3,500	34,464
MTR Corp., Ltd.	7,618	40,111
New World Development Co., Ltd.	3,322	4,534
PCCW, Ltd.	24,000	13,986
Power Assets Holdings, Ltd.	3,000	20,895
Sands China, Ltd.	2,800	12,685
Sun Hung Kai Properties, Ltd.	1,000	14,569
Techtronic Industries Co., Ltd.	1,500	9,585
WH Group, Ltd. (d)	4,500	3,169
Wharf Holdings, Ltd.	2,000	5,444
Wharf Real Estate Investment Co., Ltd.	1,000	6,454
Wheelock & Co., Ltd.	1,000	6,000
Yue Yuen Industrial Holdings, Ltd.	500	1,390
		621,839
IRELAND — 1.0%
Accenture PLC Class A	1,237	210,537
AerCap Holdings NV (b)	99	5,694
AIB Group PLC	1,576	8,073
Bank of Ireland Group PLC	457	3,501
CRH PLC	225	7,364
Kerry Group PLC Class A	445	49,232
Paddy Power Betfair PLC	16	1,366
Ryanair Holdings PLC ADR (b)	175	16,807
Smurfit Kappa Group PLC	121	4,787
		307,361
ISRAEL — 0.3%
Azrieli Group, Ltd.	179	9,196

63

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Bank Hapoalim BM	1,317	$ 9,649
Bank Leumi Le-Israel BM	1,653	10,906
Bezeq The Israeli Telecommunication Corp., Ltd.	1,240	1,426
Check Point Software Technologies, Ltd. (b)	249	29,300
Elbit Systems, Ltd.	43	5,454
Israel Chemicals, Ltd.	5	30
Mizrahi Tefahot Bank, Ltd.	750	13,143
Nice, Ltd. (b)	78	8,827
Teva Pharmaceutical Industries, Ltd.	460	10,086
		98,017
ITALY — 0.7%
Assicurazioni Generali SpA	1,003	17,335
Atlantia SpA	190	3,944
Enel SpA	3,796	19,453
Eni SpA	650	12,293
Ferrari NV	130	17,908
Intesa Sanpaolo SpA	14,492	37,048
Leonardo SpA	520	6,269
Luxottica Group SpA	458	31,131
Mediobanca Banca di Credito Finanziario SpA	521	5,207
Moncler SpA	296	12,755
Poste Italiane SpA (d)	616	4,924
Recordati SpA	137	4,640
Snam SpA	5,953	24,816
Telecom Italia SpA/Milano (b)	8,656	5,258
Telecom Italia SpA/Milano	6,730	3,622
UniCredit SpA	907	13,657
		220,260
JAPAN — 9.9%
ABC-Mart, Inc. (a)	200	11,128
Aeon Co., Ltd. (a)	500	12,050
AGC, Inc.	100	4,151
Aisin Seiki Co., Ltd.	100	4,869
Ajinomoto Co., Inc.	600	10,303
Alfresa Holdings Corp.	200	5,353
ANA Holdings, Inc.	600	20,971
Aozora Bank, Ltd.	100	3,574
Asahi Group Holdings, Ltd.	100	4,336
Asahi Kasei Corp.	400	6,068
Astellas Pharma, Inc.	5,500	95,972
Benesse Holdings, Inc.	400	11,392
Bridgestone Corp.	300	11,339
Calbee, Inc.	100	3,293
Canon, Inc.	2,200	69,921
Central Japan Railway Co.	100	20,830
Chiba Bank, Ltd.	600	4,099
Chubu Electric Power Co., Inc.	500	7,565
Chugoku Electric Power Co., Inc.	100	1,285
Concordia Financial Group, Ltd.	1,400	6,865
Dai Nippon Printing Co., Ltd.	200	4,652
Dai-ichi Life Holdings, Inc.	700	14,578
Daiichi Sankyo Co., Ltd.	800	34,688
Daikin Industries, Ltd.	100	13,316
Security Description	Shares	Value
Daito Trust Construction Co., Ltd. (a)	300	$ 38,601
Daiwa House Industry Co., Ltd.	200	5,930
Daiwa House REIT Investment Corp.	6	13,729
Daiwa Securities Group, Inc.	1,000	6,085
Denso Corp.	200	10,563
Dentsu, Inc.	100	4,640
Disco Corp.	100	16,745
East Japan Railway Co.	100	9,293
Eisai Co., Ltd.	200	19,474
Electric Power Development Co., Ltd.	200	5,538
FamilyMart UNY Holdings Co., Ltd.	100	10,415
FUJIFILM Holdings Corp.	500	22,516
Fujitsu, Ltd.	100	7,128
Hamamatsu Photonics KK	500	19,919
Hankyu Hanshin Holdings, Inc.	300	10,644
Hino Motors, Ltd.	200	2,190
Hitachi, Ltd.	600	20,390
Honda Motor Co., Ltd. (a)	1,000	30,277
Hoya Corp.	400	23,771
Idemitsu Kosan Co., Ltd.	100	5,291
IHI Corp.	100	3,790
Inpex Corp.	600	7,485
Isetan Mitsukoshi Holdings, Ltd.	100	1,228
Isuzu Motors, Ltd.	100	1,577
ITOCHU Corp.	700	12,819
Japan Airlines Co., Ltd.	700	25,169
Japan Post Bank Co., Ltd. (a)	2,100	24,830
Japan Post Holdings Co., Ltd.	1,500	17,854
Japan Prime Realty Investment Corp. REIT	5	17,828
Japan Real Estate Investment Corp. REIT	6	31,483
Japan Retail Fund Investment Corp. REIT	7	12,702
Japan Tobacco, Inc.	1,400	36,558
JFE Holdings, Inc.	300	6,886
JTEKT Corp.	200	2,928
JXTG Holdings, Inc.	1,900	14,357
Kakaku.com, Inc.	200	3,912
Kansai Electric Power Co., Inc.	500	7,541
Kao Corp.	600	48,461
Kawasaki Heavy Industries, Ltd.	100	2,822
KDDI Corp.	2,600	71,853
Keikyu Corp.	400	7,293
Keyence Corp.	100	58,089
Kintetsu Group Holdings Co., Ltd.	100	4,023
Kirin Holdings Co., Ltd.	500	12,814
Kobe Steel, Ltd.	500	4,446
Koito Manufacturing Co., Ltd.	100	6,568
Komatsu, Ltd.	100	3,043
Konica Minolta, Inc.	500	5,318
Kubota Corp.	200	3,400
Kuraray Co., Ltd.	300	4,511
Kyocera Corp.	100	6,004

64

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Kyushu Electric Power Co., Inc.	500	$ 6,035
Kyushu Railway Co.	557	16,967
Lawson, Inc.	300	18,277
Lion Corp.	300	6,666
LIXIL Group Corp.	200	3,853
M3, Inc.	400	9,079
Marubeni Corp.	1,500	13,734
Mazda Motor Corp.	500	6,004
McDonald's Holdings Co. Japan, Ltd.	300	13,180
Mebuki Financial Group, Inc.	1,400	4,844
Medipal Holdings Corp.	200	4,175
MEIJI Holdings Co., Ltd.	200	13,435
MISUMI Group, Inc.	300	7,765
Mitsubishi Chemical Holdings Corp.	800	7,659
Mitsubishi Corp.	600	18,494
Mitsubishi Electric Corp.	800	10,963
Mitsubishi Estate Co., Ltd.	300	5,103
Mitsubishi Heavy Industries, Ltd.	200	7,725
Mitsubishi Materials Corp.	200	5,978
Mitsubishi Motors Corp.	500	3,530
Mitsubishi Tanabe Pharma Corp.	1,200	20,073
Mitsubishi UFJ Financial Group, Inc.	9,400	58,683
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	2,945
Mitsui & Co., Ltd.	800	14,231
Mitsui Chemicals, Inc.	200	5,002
Mitsui Fudosan Co., Ltd.	300	7,102
Mitsui OSK Lines, Ltd.	100	2,919
Mizuho Financial Group, Inc.	20,700	36,120
MS&AD Insurance Group Holdings, Inc.	300	10,021
Murata Manufacturing Co., Ltd.	100	15,376
Nabtesco Corp.	100	2,659
Nagoya Railroad Co., Ltd.	1,000	24,774
NEC Corp.	200	5,529
NH Foods, Ltd.	100	3,693
Nikon Corp. (a)	200	3,759
Nippon Building Fund, Inc. REIT	6	34,705
Nippon Express Co., Ltd.	100	6,568
Nippon Prologis REIT, Inc.	10	19,800
Nippon Steel & Sumitomo Metal Corp.	500	10,580
Nippon Telegraph & Telephone Corp.	2,000	90,364
Nippon Yusen KK	100	1,881
Nissan Chemical Corp.	100	5,282
Nissan Motor Co., Ltd. (a)	3,900	36,516
Nissin Foods Holdings Co., Ltd.	300	20,628
Nitori Holdings Co., Ltd.	300	43,038
Nitto Denko Corp.	100	7,497
Nomura Holdings, Inc.	1,600	7,645
Nomura Real Estate Master Fund, Inc. REIT	20	27,328
Nomura Research Institute, Ltd.	400	20,214
NSK, Ltd.	400	4,585
NTT Data Corp.	1,800	24,928
Security Description	Shares	Value
NTT DOCOMO, Inc.	4,968	$ 133,620
Obayashi Corp.	500	4,737
Obic Co., Ltd.	100	9,464
Oji Holdings Corp.	1,000	7,263
Olympus Corp.	100	3,905
Omron Corp.	100	4,226
Ono Pharmaceutical Co., Ltd.	500	14,152
Oracle Corp. Japan	300	24,193
Oriental Land Co., Ltd.	400	41,837
ORIX Corp.	800	12,974
Osaka Gas Co., Ltd.	200	3,902
Otsuka Corp.	600	22,397
Otsuka Holdings Co., Ltd.	700	35,294
Panasonic Corp.	900	10,487
Park24 Co., Ltd.	500	15,121
Rakuten, Inc. (a)	500	3,833
Recruit Holdings Co., Ltd.	1,298	43,333
Resona Holdings, Inc.	1,600	8,991
Ricoh Co., Ltd.	500	5,370
Sankyo Co., Ltd.	200	7,827
SBI Holdings, Inc.	100	3,108
Secom Co., Ltd.	600	48,925
Seiko Epson Corp. (a)	300	5,119
Sekisui Chemical Co., Ltd.	300	5,536
Sekisui House, Ltd.	200	3,051
Seven & i Holdings Co., Ltd.	200	8,910
Shimamura Co., Ltd.	100	9,491
Shimizu Corp.	500	4,565
Shin-Etsu Chemical Co., Ltd.	100	8,861
Shinsei Bank, Ltd.	300	4,905
Shionogi & Co., Ltd.	400	26,144
Shiseido Co., Ltd.	100	7,747
Shizuoka Bank, Ltd.	500	4,490
SoftBank Group Corp.	400	40,393
Sompo Holdings, Inc.	200	8,521
Sony Corp.	300	18,399
Start Today Co., Ltd.	300	9,086
Subaru Corp.	800	24,510
Sumitomo Chemical Co., Ltd.	1,000	5,855
Sumitomo Corp.	600	10,007
Sumitomo Electric Industries, Ltd.	500	7,844
Sumitomo Mitsui Financial Group, Inc.	1,000	40,375
Sumitomo Mitsui Trust Holdings, Inc.	200	8,233
Sundrug Co., Ltd.	100	3,570
Suntory Beverage & Food, Ltd.	700	29,643
Suzuken Co., Ltd.	100	4,745
Suzuki Motor Corp.	100	5,730
Sysmex Corp.	200	17,221
T&D Holdings, Inc.	200	3,301
Taiheiyo Cement Corp.	100	3,139
Taisei Corp.	100	4,560
Taisho Pharmaceutical Holdings Co., Ltd.	200	24,457
Takeda Pharmaceutical Co., Ltd. (a)	889	38,046
TDK Corp.	100	10,908
Terumo Corp.	200	11,850

65

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Tobu Railway Co., Ltd.	600	$ 17,749
Toho Co., Ltd.	200	6,277
Tohoku Electric Power Co., Inc.	500	6,788
Tokio Marine Holdings, Inc.	300	14,888
Tokyo Electric Power Co. Holdings, Inc. (b)	3,000	14,738
Tokyo Gas Co., Ltd.	200	4,917
Tokyu Corp.	300	5,488
Toppan Printing Co., Ltd.	500	8,034
Toray Industries, Inc.	600	4,509
Toshiba Corp. (b)	200	5,784
Toyo Suisan Kaisha, Ltd.	500	19,391
Toyota Industries Corp.	100	5,916
Toyota Motor Corp.	1,100	68,711
Toyota Tsusho Corp.	200	7,554
Trend Micro, Inc.	100	6,436
Tsuruha Holdings, Inc.	200	24,634
Unicharm Corp.	100	3,309
United Urban Investment Corp. REIT	15	23,546
USS Co., Ltd.	700	12,997
West Japan Railway Co.	100	6,974
Yahoo! Japan Corp.	5,300	19,084
Yamada Denki Co., Ltd. (a)	3,400	17,212
Yamaha Motor Co., Ltd.	200	5,608
Yamato Holdings Co., Ltd.	100	3,071
Yamazaki Baking Co., Ltd.	600	12,012
		3,101,038
LUXEMBOURG — 0.1%
ArcelorMittal	267	8,311
RTL Group SA	165	11,777
SES SA	85	1,866
		21,954
MEXICO — 0.0% (c)
Fresnillo PLC	20	214
NETHERLANDS — 1.0%
ABN AMRO Group NV (d)	235	6,401
Aegon NV	1,649	10,703
Akzo Nobel NV	19	1,777
ASML Holding NV	398	74,380
EXOR NV	75	5,037
Heineken Holding NV	46	4,167
Heineken NV	49	4,596
ING Groep NV	2,157	28,020
Koninklijke Ahold Delhaize NV	962	22,068
Koninklijke DSM NV	42	4,451
Koninklijke KPN NV	1,677	4,425
Koninklijke Philips NV	188	8,567
NN Group NV	202	9,017
NXP Semiconductors NV	300	25,650
Randstad NV	174	9,293
Royal Dutch Shell PLC Class A	1,345	46,243
Royal Dutch Shell PLC Class B	1,026	35,978
Wolters Kluwer NV	286	17,832
		318,605
Security Description	Shares	Value
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,507	$ 7,293
Fisher & Paykel Healthcare Corp., Ltd.	683	6,815
Ryman Healthcare, Ltd.	1,737	16,122
Spark New Zealand, Ltd.	4,842	13,000
		43,230
NORWAY — 0.1%
DNB ASA	468	9,842
Equinor ASA	257	7,243
Norsk Hydro ASA	168	1,008
Telenor ASA	225	4,396
Yara International ASA	22	1,080
		23,569
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	1,133	4,182
Galp Energia SGPS SA	300	5,955
Jeronimo Martins SGPS SA	359	5,290
		15,427
SINGAPORE — 0.7%
CapitaLand Commercial Trust REIT	13,600	17,717
CapitaLand Mall Trust REIT (a)	11,300	18,360
DBS Group Holdings, Ltd.	700	13,366
Keppel Corp., Ltd.	900	4,584
Oversea-Chinese Banking Corp., Ltd.	2,026	16,963
SATS, Ltd.	3,808	14,548
Singapore Airlines, Ltd.	2,900	20,673
Singapore Exchange, Ltd.	1,300	7,012
Singapore Press Holdings, Ltd. (a)	7,500	15,754
Singapore Technologies Engineering, Ltd.	2,200	5,732
Singapore Telecommunications, Ltd.	26,842	63,650
United Overseas Bank, Ltd.	600	11,892
Venture Corp., Ltd.	300	3,871
Wilmar International, Ltd.	2,100	4,949
		219,071
SOUTH AFRICA — 0.0% (c)
Investec PLC	275	1,935
SPAIN — 0.9%
ACS Actividades de Construccion y Servicios SA	137	5,837
Aena SME SA (d)	26	4,515
Amadeus IT Group SA	790	73,425
Banco Bilbao Vizcaya Argentaria SA	3,165	20,182
Banco de Sabadell SA	4,990	7,761
Banco Santander SA	8,729	43,956
Bankia SA	1,325	5,197
CaixaBank SA	1,407	6,436
Enagas SA	189	5,104
Endesa SA	342	7,392
Ferrovial SA	257	5,334
Iberdrola SA	2,917	21,474
Industria de Diseno Textil SA	1,273	38,606

66

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Mapfre SA	939	$ 2,947
Naturgy Energy Group SA	211	5,762
Red Electrica Corp. SA	262	5,490
Repsol SA	631	12,580
Telefonica SA	2,313	18,317
		290,315
SWEDEN — 0.6%
Assa Abloy AB Class B	160	3,214
Atlas Copco AB Class A	751	21,635
Atlas Copco AB Class B	441	11,760
Boliden AB	369	10,286
Electrolux AB Class B	412	9,080
Epiroc AB Class A (b)	751	8,386
Epiroc AB Class B (b)	441	4,537
Essity AB Class B	180	4,522
Hennes & Mauritz AB Class B (a)	1,146	21,164
Industrivarden AB Class C	237	5,263
Investor AB Class B	306	14,132
Nordea Bank AB	1,843	20,073
Sandvik AB	66	1,171
Skandinaviska Enskilda Banken AB Class A	575	6,417
Skanska AB Class B	152	2,983
SKF AB Class B	255	5,028
Svenska Handelsbanken AB Class A	523	6,601
Swedbank AB Class A	334	8,274
Telefonaktiebolaget LM Ericsson Class B	845	7,495
Telia Co. AB	865	3,970
Volvo AB Class B	538	9,504
		185,495
SWITZERLAND — 4.0%
ABB, Ltd.	331	7,858
Adecco Group AG	255	13,455
Baloise Holding AG	11	1,686
Chocoladefabriken Lindt & Spruengli AG	9	63,391
Cie Financiere Richemont SA	85	6,962
Credit Suisse Group AG (b)	801	12,095
EMS-Chemie Holding AG	53	31,741
Ferguson PLC	252	21,410
Geberit AG	38	17,708
Givaudan SA	16	39,525
Glencore PLC (b)	5,021	21,718
Julius Baer Group, Ltd. (b)	54	2,715
Kuehne + Nagel International AG	340	54,126
LafargeHolcim, Ltd. (b)	101	5,010
Lonza Group AG (b)	19	6,516
Nestle SA	1,827	153,036
Novartis AG	1,233	106,537
Partners Group Holding AG	98	78,105
Roche Holding AG	1,223	297,674
Schindler Holding AG	42	10,517
Schindler Holding AG	122	29,576
SGS SA	7	18,518
Sika AG	300	43,888
Sonova Holding AG	220	43,986
Security Description	Shares	Value
STMicroelectronics NV	104	$ 1,893
Straumann Holding AG	9	6,800
Swatch Group AG	10	3,996
Swiss Life Holding AG (b)	20	7,617
Swiss Prime Site AG (b)	305	26,119
Swiss Re AG	195	18,087
Swisscom AG	133	60,645
TE Connectivity, Ltd.	8	703
Temenos AG (b)	65	10,594
UBS Group AG (b)	1,681	26,674
Zurich Insurance Group AG	48	15,243
		1,266,124
UNITED KINGDOM — 5.1%
3i Group PLC	1,336	16,398
Admiral Group PLC	319	8,653
Anglo American PLC	371	8,336
Ashtead Group PLC	527	16,748
Associated British Foods PLC	105	3,136
AstraZeneca PLC	1,693	131,649
Auto Trader Group PLC (d)	85	495
Aviva PLC	1,682	10,737
Babcock International Group PLC	60	566
BAE Systems PLC	3,985	32,728
Barclays PLC	11,961	26,794
Barratt Developments PLC	260	1,922
Berkeley Group Holdings PLC	210	10,075
BP PLC	5,893	45,286
British American Tobacco PLC ADR	641	29,890
British American Tobacco PLC	198	9,255
British Land Co. PLC REIT	418	3,362
BT Group PLC	13,209	38,808
Bunzl PLC	433	13,625
Burberry Group PLC	513	13,480
Carnival PLC	71	4,411
Centrica PLC	4,463	9,015
CNH Industrial NV	468	5,626
Coca-Cola European Partners PLC	94	4,274
Compass Group PLC	3,534	78,621
ConvaTec Group PLC (d)	256	776
Croda International PLC	190	12,889
DCC PLC	53	4,814
Diageo PLC	2,812	99,705
Direct Line Insurance Group PLC	52	220
easyJet PLC	76	1,302
Experian PLC	902	23,178
Fiat Chrysler Automobiles NV (b)	826	14,529
G4S PLC	695	2,193
GlaxoSmithKline PLC	2,992	59,962
Hargreaves Lansdown PLC	364	10,609
HSBC Holdings PLC	8,000	69,876
Imperial Brands PLC	1,322	46,047
Informa PLC	400	3,976
International Consolidated Airlines Group SA	481	4,135
Intertek Group PLC	208	13,540
ITV PLC	5,336	10,984
J Sainsbury PLC	855	3,588

67

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Johnson Matthey PLC	255	$ 11,845
Kingfisher PLC	2,705	9,101
Land Securities Group PLC REIT	295	3,398
Legal & General Group PLC	6,524	22,307
Liberty Global PLC Class C (b)	225	6,336
Lloyds Banking Group PLC	28,289	21,865
London Stock Exchange Group PLC	63	3,768
Marks & Spencer Group PLC	1,111	4,184
Melrose Industries PLC	9	23
Merlin Entertainments PLC (d)	263	1,373
Mondi PLC	413	11,332
National Grid PLC	1,083	11,177
Next PLC	168	12,036
Pearson PLC	265	3,076
Pentair PLC	70	3,035
Persimmon PLC	400	12,336
Prudential PLC	615	14,111
Randgold Resources, Ltd.	212	15,067
Reckitt Benckiser Group PLC	194	17,749
RELX PLC	1,164	24,530
RELX PLC	1,052	22,110
Rio Tinto PLC	1,297	65,624
Rio Tinto, Ltd.	398	22,681
Rolls-Royce Holdings PLC (b)	341	4,391
Royal Bank of Scotland Group PLC	945	3,081
Royal Mail PLC	2,831	17,613
RSA Insurance Group PLC	118	885
Sage Group PLC	1,416	10,828
Schroders PLC	150	6,054
Shire PLC	214	12,903
Sky PLC	209	4,712
Smith & Nephew PLC	1,041	18,998
Smiths Group PLC	393	7,664
SSE PLC	534	7,980
Standard Chartered PLC	1,370	11,370
Standard Life Aberdeen PLC	657	2,621
Taylor Wimpey PLC	4,317	9,672
TechnipFMC PLC	200	6,250
TechnipFMC PLC	10	315
Tesco PLC	3,890	12,164
Travis Perkins PLC	195	2,709
Unilever NV	1,809	100,782
Unilever PLC	1,438	79,059
United Utilities Group PLC	478	4,388
Vodafone Group PLC	17,564	37,678
Weir Group PLC	5	115
Whitbread PLC	205	12,610
Wm Morrison Supermarkets PLC	1,712	5,791
WPP PLC	379	5,558
		1,611,468
UNITED STATES — 61.6%
3M Co.	778	163,932
Abbott Laboratories	744	54,580
AbbVie, Inc.	160	15,133
Activision Blizzard, Inc.	45	3,744
Acuity Brands, Inc.	100	15,720
Adobe Systems, Inc. (b)	485	130,926
Security Description	Shares	Value
AES Corp.	369	$ 5,166
Aetna, Inc.	283	57,407
Aflac, Inc.	674	31,725
AGCO Corp.	38	2,310
Agilent Technologies, Inc.	36	2,539
AGNC Investment Corp. REIT	1,927	35,900
Air Products & Chemicals, Inc.	51	8,520
Align Technology, Inc. (b)	125	48,902
Alleghany Corp.	95	61,990
Allergan PLC	140	26,667
Alliant Energy Corp.	100	4,257
Allstate Corp.	839	82,809
Ally Financial, Inc.	290	7,671
Alphabet, Inc. Class A (b)	254	306,598
Alphabet, Inc. Class C (b)	274	327,011
Altra Industrial Motion Corp.	16	639
Altria Group, Inc.	3,619	218,262
Amazon.com, Inc. (b)	25	50,075
Ameren Corp.	386	24,403
American Airlines Group, Inc.	100	4,133
American Electric Power Co., Inc.	580	41,110
American Express Co.	200	21,298
American Financial Group, Inc.	100	11,097
American International Group, Inc.	274	14,588
American Tower Corp. REIT	94	13,658
American Water Works Co., Inc.	145	12,756
Ameriprise Financial, Inc.	150	22,149
AmerisourceBergen Corp.	185	17,061
Amgen, Inc.	793	164,381
Amphenol Corp. Class A	660	62,053
Anadarko Petroleum Corp.	95	6,404
Andeavor	42	6,447
Annaly Capital Management, Inc. REIT	6,235	63,784
ANSYS, Inc. (b)	273	50,964
Anthem, Inc.	150	41,107
AO Smith Corp.	200	10,674
Aon PLC	302	46,442
Apache Corp. (a)	100	4,767
Apple, Inc.	3,647	823,274
Applied Materials, Inc.	1,206	46,612
Aptiv PLC	333	27,939
Aramark	300	12,906
Arch Capital Group, Ltd. (b)	2,079	61,975
Archer-Daniels-Midland Co.	254	12,769
Arconic, Inc.	140	3,081
Arista Networks, Inc. (b)	100	26,586
Arrow Electronics, Inc. (b)	95	7,003
AT&T, Inc.	5,708	191,675
Athene Holding, Ltd. Class A (b)	293	15,136
Automatic Data Processing, Inc.	976	147,044
AutoZone, Inc. (b)	55	42,663
AvalonBay Communities, Inc. REIT	379	68,656
Avery Dennison Corp.	100	10,835
Avnet, Inc.	120	5,372
Axis Capital Holdings, Ltd.	485	27,989
Baker Hughes a GE Co.	135	4,567
Ball Corp.	40	1,760

68

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Bank of America Corp.	3,724	$ 109,709
Bank of New York Mellon Corp.	278	14,175
Bausch Health Cos., Inc. (b)	200	5,132
Baxter International, Inc.	898	69,227
BB&T Corp.	290	14,077
Becton Dickinson and Co.	207	54,027
Berkshire Hathaway, Inc. Class B (b)	653	139,814
Best Buy Co., Inc.	289	22,935
Biogen, Inc. (b)	221	78,082
BlackRock, Inc.	30	14,140
Boeing Co.	101	37,562
Booking Holdings, Inc. (b)	65	128,960
BorgWarner, Inc.	285	12,192
Boston Scientific Corp. (b)	583	22,446
Brighthouse Financial, Inc. (b)	40	1,770
Bristol-Myers Squibb Co.	1,971	122,360
Broadcom, Inc.	45	11,103
Broadridge Financial Solutions, Inc.	631	83,260
Brookfield Property REIT, Inc. Class A,	75	1,570
Brown-Forman Corp. Class B	311	15,721
Bunge, Ltd.	115	7,902
C.H. Robinson Worldwide, Inc.	620	60,710
CA, Inc.	128	5,651
Cadence Design Systems, Inc. (b)	300	13,596
Camden Property Trust REIT	90	8,421
Campbell Soup Co. (a)	655	23,993
Capital One Financial Corp.	195	18,511
Cardinal Health, Inc.	333	17,982
CarMax, Inc. (b)	20	1,493
Carnival Corp.	125	7,971
Caterpillar, Inc.	115	17,536
CBRE Group, Inc. Class A (b)	100	4,410
CBS Corp. Class B	141	8,100
CDK Global, Inc.	8	500
CDW Corp.	100	8,892
Celanese Corp. Series A	185	21,090
Celgene Corp. (b)	800	71,592
Centene Corp. (b)	100	14,478
CenterPoint Energy, Inc.	35	968
CenturyLink, Inc.	560	11,872
Cerner Corp. (b)	298	19,194
CF Industries Holdings, Inc.	74	4,029
Charles Schwab Corp.	95	4,669
Charter Communications, Inc. Class A (b)	105	34,217
Chevron Corp.	655	80,093
Chubb, Ltd.	520	69,493
Church & Dwight Co., Inc.	1,257	74,628
Cigna Corp.	85	17,701
Cincinnati Financial Corp.	398	30,570
Cisco Systems, Inc.	1,565	76,137
CIT Group, Inc.	25	1,290
Citigroup, Inc.	1,407	100,938
Citizens Financial Group, Inc.	239	9,218
Citrix Systems, Inc. (b)	185	20,565
Clorox Co.	465	69,941
Security Description	Shares	Value
CME Group, Inc.	220	$ 37,446
CMS Energy Corp.	100	4,900
Coca-Cola Co.	2,491	115,059
Cognex Corp.	200	11,164
Cognizant Technology Solutions Corp. Class A	710	54,776
Colgate-Palmolive Co.	414	27,717
Comcast Corp. Class A	2,420	85,692
Comerica, Inc.	46	4,149
CommScope Holding Co., Inc. (b)	400	12,304
ConocoPhillips	153	11,842
Consolidated Edison, Inc.	1,583	120,609
Constellation Brands, Inc. Class A	125	26,953
Copart, Inc. (b)	200	10,306
Corning, Inc.	263	9,284
Costco Wholesale Corp.	592	139,049
Crown Castle International Corp. REIT	495	55,108
CSX Corp.	160	11,848
Cummins, Inc.	215	31,405
CVS Health Corp.	632	49,751
D.R. Horton, Inc.	100	4,218
Danaher Corp.	307	33,359
Darden Restaurants, Inc.	210	23,350
DaVita, Inc. (b)	75	5,372
Deere & Co.	54	8,118
Dell Technologies, Inc. Class V (b)	210	20,395
Delta Air Lines, Inc.	35	2,024
Devon Energy Corp.	125	4,993
Discover Financial Services	65	4,969
Discovery, Inc. Class C (b)	110	3,254
DISH Network Corp. Class A (b)	90	3,218
Dollar General Corp.	423	46,234
Dollar Tree, Inc. (b)	108	8,807
Dominion Energy, Inc.	938	65,923
Dover Corp.	60	5,312
DowDuPont, Inc.	533	34,277
DTE Energy Co.	180	19,643
Duke Energy Corp.	1,033	82,661
DXC Technology Co.	46	4,302
E*TRADE Financial Corp. (b)	100	5,239
Eastman Chemical Co.	20	1,914
Eaton Corp. PLC	120	10,408
Eaton Vance Corp.	160	8,410
eBay, Inc. (b)	620	20,472
Ecolab, Inc.	100	15,678
Edison International	220	14,890
Edwards Lifesciences Corp. (b)	170	29,597
Eli Lilly & Co.	1,928	206,894
Emerson Electric Co.	133	10,185
Entergy Corp.	90	7,302
EOG Resources, Inc.	5	638
EQT Corp.	65	2,875
Equity Residential REIT	585	38,762
Essex Property Trust, Inc. REIT	100	24,671
Estee Lauder Cos., Inc. Class A	300	43,596
Everest Re Group, Ltd.	190	43,409
Evergy, Inc.	300	16,476

69

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Eversource Energy	264	$ 16,220
Exelon Corp.	379	16,547
Expeditors International of Washington, Inc.	933	68,603
Express Scripts Holding Co. (b)	229	21,757
Exxon Mobil Corp.	2,266	192,655
F5 Networks, Inc. (b)	315	62,817
Facebook, Inc. Class A (b)	2,703	444,535
Fastenal Co.	369	21,409
Federal Realty Investment Trust REIT	30	3,794
FedEx Corp.	85	20,467
Fidelity National Financial, Inc.	657	25,853
Fidelity National Information Services, Inc.	443	48,318
Fifth Third Bancorp	228	6,366
FirstEnergy Corp.	225	8,363
Fiserv, Inc. (b)	1,200	98,856
FleetCor Technologies, Inc. (b)	15	3,418
Flex, Ltd. (b)	118	1,548
Fluor Corp.	115	6,682
Ford Motor Co.	3,250	30,062
Fortive Corp.	336	28,291
Franklin Resources, Inc.	308	9,366
Freeport-McMoRan, Inc.	100	1,392
Gap, Inc.	393	11,338
Garmin, Ltd.	100	7,005
General Dynamics Corp.	321	65,715
General Electric Co.	2,575	29,072
General Mills, Inc.	757	32,490
General Motors Co.	1,053	35,455
Genuine Parts Co.	134	13,320
Gilead Sciences, Inc.	1,712	132,184
Goldman Sachs Group, Inc.	110	24,666
Goodyear Tire & Rubber Co.	200	4,678
Halliburton Co.	144	5,836
Harley-Davidson, Inc.	100	4,530
Harris Corp.	302	51,101
Hartford Financial Services Group, Inc.	100	4,996
Hasbro, Inc.	125	13,140
HCA Healthcare, Inc.	205	28,520
HCP, Inc. REIT	130	3,422
Henry Schein, Inc. (b)	241	20,492
Hershey Co.	260	26,520
Hess Corp. (a)	60	4,295
Hewlett Packard Enterprise Co.	847	13,815
Hilton Worldwide Holdings, Inc.	100	8,078
HollyFrontier Corp.	66	4,613
Home Depot, Inc.	358	74,160
Honeywell International, Inc.	813	135,283
Hormel Foods Corp. (a)	505	19,897
Host Hotels & Resorts, Inc. REIT	245	5,170
HP, Inc.	690	17,781
Humana, Inc.	126	42,654
Huntington Bancshares, Inc.	400	5,968
Huntington Ingalls Industries, Inc.	125	32,010
IDEX Corp.	100	15,066
Security Description	Shares	Value
Illinois Tool Works, Inc.	385	$ 54,331
Intel Corp.	5,593	264,493
Intercontinental Exchange, Inc.	150	11,234
International Business Machines Corp.	1,311	198,236
International Flavors & Fragrances, Inc.	95	13,216
International Paper Co.	60	2,949
Interpublic Group of Cos., Inc.	498	11,389
Intuit, Inc.	426	96,872
Intuitive Surgical, Inc. (b)	89	51,086
Invesco, Ltd.	145	3,318
IPG Photonics Corp. (b)	100	15,607
J.M. Smucker Co.	245	25,139
Jack Henry & Associates, Inc.	423	67,714
JB Hunt Transport Services, Inc.	39	4,639
Jefferies Financial Group, Inc.	200	4,392
Johnson & Johnson	4,021	555,582
Johnson Controls International PLC	248	8,680
JPMorgan Chase & Co.	1,245	140,486
Juniper Networks, Inc.	5	150
Kellogg Co.	783	54,826
KeyCorp	413	8,215
Kimberly-Clark Corp.	382	43,410
Kimco Realty Corp. REIT	300	5,022
Kinder Morgan, Inc.	630	11,170
KLA-Tencor Corp.	185	18,816
Kohl's Corp.	110	8,201
Kraft Heinz Co.	353	19,454
Kroger Co.	758	22,065
L Brands, Inc.	200	6,060
L3 Technologies, Inc.	158	33,594
Laboratory Corp. of America Holdings (b)	229	39,773
Las Vegas Sands Corp.	344	20,410
Lear Corp.	125	18,125
Leggett & Platt, Inc. (a)	200	8,758
Lennar Corp. Class A	100	4,669
Liberty Broadband Corp. Class C (b)	150	12,645
Liberty Media Corp.-Liberty SiriusXM Class C (b)	31	1,347
Lincoln National Corp.	110	7,443
LKQ Corp. (b)	200	6,334
Lockheed Martin Corp.	383	132,503
Loews Corp.	135	6,781
Lowe's Cos., Inc.	977	112,179
Lululemon Athletica, Inc. (b)	145	23,561
LyondellBasell Industries NV Class A	525	53,818
M&T Bank Corp.	85	13,986
Macy's, Inc.	200	6,946
ManpowerGroup, Inc.	65	5,587
Marathon Oil Corp.	100	2,328
Marathon Petroleum Corp.	185	14,794
Markel Corp. (b)	71	84,383
Marriott International, Inc. Class A	250	33,007
Marsh & McLennan Cos., Inc.	1,073	88,759

70

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Mastercard, Inc. Class A	1,333	$ 296,739
Maxim Integrated Products, Inc.	374	21,090
McCormick & Co., Inc. (a)	550	72,462
McDonald's Corp.	868	145,208
McKesson Corp.	393	52,131
Medtronic PLC	737	72,499
Merck & Co., Inc.	1,516	107,545
MetLife, Inc.	448	20,931
Mettler-Toledo International, Inc. (b)	45	27,404
MGM Resorts International	205	5,722
Michael Kors Holdings, Ltd. (b)	239	16,386
Micron Technology, Inc. (b)	244	11,036
Microsoft Corp.	5,969	682,675
Middleby Corp. (b)	100	12,935
Molson Coors Brewing Co. Class B	80	4,920
Mondelez International, Inc. Class A	343	14,735
Monster Beverage Corp. (b)	448	26,109
Morgan Stanley	425	19,792
Mosaic Co.	120	3,898
Motorola Solutions, Inc.	619	80,557
Mylan NV (b)	110	4,026
National Oilwell Varco, Inc.	125	5,385
NetApp, Inc.	345	29,632
New York Community Bancorp, Inc. (a)	364	3,775
Newell Brands, Inc. (a)	134	2,720
Newmont Mining Corp.	1,333	40,257
NextEra Energy, Inc.	626	104,918
Nielsen Holdings PLC	200	5,532
NIKE, Inc. Class B	1,812	153,513
NiSource, Inc.	200	4,984
Noble Energy, Inc.	75	2,339
Nordstrom, Inc.	195	11,663
Norfolk Southern Corp.	75	13,538
Northrop Grumman Corp.	479	152,020
Norwegian Cruise Line Holdings, Ltd. (b)	100	5,743
Nucor Corp.	105	6,662
NVIDIA Corp.	756	212,451
NVR, Inc. (b)	6	14,825
Occidental Petroleum Corp.	355	29,170
Old Dominion Freight Line, Inc.	100	16,126
Omnicom Group, Inc. (a)	324	22,038
ONEOK, Inc.	80	5,423
Oracle Corp.	823	42,434
O'Reilly Automotive, Inc. (b)	52	18,061
PACCAR, Inc.	90	6,137
Palo Alto Networks, Inc. (b)	100	22,526
Paychex, Inc.	1,377	101,416
PayPal Holdings, Inc. (b)	60	5,270
People's United Financial, Inc.	151	2,585
PepsiCo, Inc.	1,284	143,551
Pfizer, Inc.	3,123	137,631
PG&E Corp. (b)	185	8,512
Philip Morris International, Inc.	414	33,758
Phillips 66	198	22,319
Security Description	Shares	Value
Pinnacle West Capital Corp.	100	$ 7,918
Pioneer Natural Resources Co.	25	4,355
Plains GP Holdings L.P. Class A (b)	185	4,538
PNC Financial Services Group, Inc.	170	23,152
PPG Industries, Inc.	260	28,374
PPL Corp. (a)	220	6,437
Praxair, Inc.	300	48,219
Principal Financial Group, Inc.	110	6,445
Procter & Gamble Co.	3,902	324,763
Progressive Corp.	650	46,176
Prologis, Inc. REIT	135	9,152
Prudential Financial, Inc.	275	27,863
Public Service Enterprise Group, Inc.	180	9,502
Public Storage REIT	413	83,273
PulteGroup, Inc.	170	4,211
QUALCOMM, Inc. (a)	258	18,584
Quest Diagnostics, Inc.	36	3,885
Qurate Retail, Inc. (b)	200	4,442
Raymond James Financial, Inc.	100	9,205
Raytheon Co.	766	158,302
Realty Income Corp. REIT	398	22,642
Red Hat, Inc. (b)	150	20,442
Regeneron Pharmaceuticals, Inc. (b)	125	50,505
Regions Financial Corp.	375	6,881
Republic Services, Inc.	1,177	85,521
ResMed, Inc.	170	19,608
Robert Half International, Inc.	190	13,372
Rockwell Automation, Inc.	185	34,691
Rockwell Collins, Inc.	390	54,783
Rollins, Inc.	100	6,069
Ross Stores, Inc.	773	76,604
Royal Caribbean Cruises, Ltd.	38	4,938
Schlumberger, Ltd.	153	9,321
Seagate Technology PLC	20	947
SEI Investments Co.	195	11,915
Sempra Energy (a)	110	12,513
Simon Property Group, Inc. REIT	35	6,186
Sirius XM Holdings, Inc. (a)	1,200	7,584
Skyworks Solutions, Inc.	205	18,596
Snap-on, Inc.	100	18,360
Southern Co.	1,967	85,761
Southwest Airlines Co.	130	8,119
Spirit AeroSystems Holdings, Inc. Class A	100	9,167
Starbucks Corp.	2,220	126,185
State Street Corp. (f)	80	6,702
Stericycle, Inc. (b)	25	1,467
Stryker Corp.	479	85,109
SunTrust Banks, Inc.	165	11,020
Synchrony Financial	160	4,973
Synopsys, Inc. (b)	515	50,784
Sysco Corp.	387	28,348
T Rowe Price Group, Inc.	334	36,466
Tapestry, Inc.	578	29,056
Targa Resources Corp.	100	5,631
Target Corp.	222	19,583
TD Ameritrade Holding Corp.	5	264

71

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Texas Instruments, Inc.	1,349	$ 144,734
Textron, Inc.	40	2,859
Thermo Fisher Scientific, Inc.	65	15,865
TJX Cos., Inc.	1,827	204,661
T-Mobile US, Inc. (b)	200	14,036
Tractor Supply Co.	195	17,722
Travelers Cos., Inc.	420	54,478
Twenty-First Century Fox, Inc. Class A	224	10,378
Twenty-First Century Fox, Inc. Class B	58	2,658
Tyson Foods, Inc. Class A	240	14,287
UDR, Inc. REIT	693	28,018
UGI Corp.	100	5,548
Ulta Salon Cosmetics & Fragrance, Inc. (b)	75	21,159
Union Pacific Corp.	738	120,169
United Continental Holdings, Inc. (b)	100	8,906
United Parcel Service, Inc. Class B	80	9,340
United Technologies Corp.	195	27,263
United Therapeutics Corp. (b)	100	12,788
UnitedHealth Group, Inc.	505	134,350
Universal Health Services, Inc. Class B	60	7,670
Unum Group	150	5,861
US Bancorp	739	39,027
Valero Energy Corp.	203	23,091
Varian Medical Systems, Inc. (b)	169	18,916
Ventas, Inc. REIT	51	2,773
VeriSign, Inc. (b)	125	20,015
Verizon Communications, Inc.	3,175	169,513
VF Corp.	494	46,164
Viacom, Inc. Class B	300	10,128
Visa, Inc. Class A	2,670	400,740
VMware, Inc. Class A (b)	99	15,450
Voya Financial, Inc.	56	2,782
W.W. Grainger, Inc.	80	28,593
WABCO Holdings, Inc. (b)	100	11,794
Wabtec Corp.	22	2,307
Walmart, Inc.	1,455	136,639
Walgreens Boots Alliance, Inc.	320	23,328
Walt Disney Co.	1,900	222,186
Waste Management, Inc.	1,237	111,775
Waters Corp. (b)	105	20,441
WEC Energy Group, Inc.	763	50,938
Wells Fargo & Co.	1,892	99,444
Welltower, Inc. REIT	257	16,530
Western Digital Corp.	75	4,391
Western Union Co.	135	2,573
WestRock Co.	110	5,878
Weyerhaeuser Co. REIT	170	5,486
Whirlpool Corp.	35	4,156
Williams Cos., Inc.	110	2,991
Willis Towers Watson PLC	60	8,456
Security Description	Shares	Value
Worldpay, Inc. Class A	150	$ 15,191
WR Berkley Corp.	490	39,166
Xcel Energy, Inc.	1,382	65,244
Xerox Corp.	151	4,074
Xilinx, Inc.	185	14,831
Yum! Brands, Inc.	340	30,909
Zimmer Biomet Holdings, Inc.	50	6,574
Zions Bancorp	100	5,015
Zoetis, Inc.	140	12,818
		19,394,192
TOTAL COMMON STOCKS (Cost $28,629,034)		31,333,185

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (g) (h)	18,931	18,931
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	298,707	298,707
TOTAL SHORT-TERM INVESTMENTS (Cost $317,638)		317,638
TOTAL INVESTMENTS — 100.6% (Cost $28,946,672)		31,650,823
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(182,761)
NET ASSETS — 100.0%		$ 31,468,062

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

72

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 430,426	$—	$—	$ 430,426
Austria	12,975	—	—	12,975
Belgium	104,139	—	—	104,139
Bermuda	26,716	—	—	26,716
Canada	990,110	—	—	990,110
China	20,141	—	—	20,141
Denmark	363,139	—	—	363,139
Finland	113,678	—	—	113,678
France	847,590	—	—	847,590
Germany	684,157	—	—	684,157
Hong Kong	621,839	—	—	621,839
Ireland	307,361	—	—	307,361
Israel	98,017	—	—	98,017
Italy	220,260	—	—	220,260
Japan	3,101,038	—	—	3,101,038
Luxembourg	21,954	—	—	21,954
Mexico	214	—	—	214
Netherlands	318,605	—	—	318,605
New Zealand	43,230	—	—	43,230
Norway	23,569	—	—	23,569
Portugal	15,427	—	—	15,427
Singapore	219,071	—	—	219,071
South Africa	1,935	—	—	1,935
Spain	290,315	—	—	290,315
Sweden	185,495	—	—	185,495
Switzerland	1,266,124	—	—	1,266,124
United Kingdom	1,611,468	—	—	1,611,468
United States	19,394,192	—	—	19,394,192
Short-Term Investments	317,638	—	—	317,638
TOTAL INVESTMENTS	$31,650,823	$—	$—	$31,650,823
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Corp.	108	$ 10,318	$ 7,073	$ 9,611	$1,725	$(2,803)	80	$ 6,702	$ 177	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,411,701	4,411,701	1,536,892	5,929,662	—	—	18,931	18,931	549	—
State Street Navigator Securities Lending Government Money Market Portfolio	24,983	24,983	3,529,840	3,256,116	—	—	298,707	298,707	2,365	—
Total		$4,447,002	$5,073,805	$9,195,389	$1,725	$(2,803)		$324,340	$3,091	$—
73	ARQWLD

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.0%
BRAZIL — 7.0%
Ambev SA ADR	1,550,841	$ 7,087,343
Anima Holding SA	8,442	28,961
B2W Cia Digital (a)	24,816	172,128
B3 SA - Brasil Bolsa Balcao	622,275	3,646,188
Banco Bradesco SA Preference Shares ADR	1,486,010	10,520,951
Banco Bradesco SA	25,500	164,421
Banco do Brasil SA	293,225	2,162,356
Banco Pan SA Preference Shares	126,729	51,725
Banco Santander Brasil SA	6,056	54,152
BB Seguridade Participacoes SA	194,521	1,173,882
BR Malls Participacoes SA (a)	361,059	869,749
Bradespar SA Preference Shares	162,015	1,503,899
Brasil Brokers Participacoes SA (a)	3,585	3,366
Braskem SA Preference Shares ADR (b)	53,814	1,553,610
BRF SA ADR (a)(b)	178,297	977,068
CCR SA	174,754	370,202
Centrais Eletricas Brasileiras SA ADR (a)(b)	200,725	780,820
Cia Brasileira de Distribuicao ADR	79,254	1,702,376
Cia de Saneamento Basico do Estado de Sao Paulo	255,058	1,506,634
Cia Energetica de Minas Gerais ADR (b)	447,774	765,694
Cia Energetica de Sao Paulo Class B, Preference Shares	16,115	59,924
Cia Hering	13,664	60,800
Cia Siderurgica Nacional SA ADR (a)(b)	513,257	1,170,226
Cielo SA	361,511	1,108,916
Construtora Tenda SA (a)	730	4,844
Cosan Logistica SA (a)	14,613	36,957
Cosan SA	64,043	519,747
Cyrela Brazil Realty SA Empreendimentos e Participacoes	180,404	485,167
Duratex SA	137,853	311,706
Embraer SA	275,593	1,368,459
Engie Brasil Energia SA	21,918	194,727
Estacio Participacoes SA	77,566	485,376
Eternit SA (a)	38,060	4,765
Fibria Celulose SA ADR	98,739	1,829,634
Gafisa SA (a)	2,986	8,367
Gerdau SA ADR (b)	382,226	1,609,171
Hypera SA	16,177	115,528
Itau Unibanco Holding SA Preference Shares ADR	1,219,741	13,392,756
Itausa - Investimentos Itau SA Preference Shares	1,865,866	4,718,921
Itausa - Investimentos Itau SA	155,354	408,463
JBS SA	127,306	299,015
Kepler Weber SA (a)	5,603	12,627
Klabin SA	52,428	261,119
Security Description	Shares	Value
Kroton Educacional SA	384,517	$ 1,097,643
Log-in Logistica Intermodal SA (a)	4,662	4,670
Lojas Americanas SA Preference Shares	316,895	1,259,312
Lojas Renner SA	458,714	3,560,775
Magnesita Refratarios SA	16,835	299,304
Marcopolo SA Preference Shares	125,958	107,868
Metalurgica Gerdau SA Preference Shares	509,097	1,017,289
Mills Estruturas e Servicos de Engenharia SA (a)	20,770	9,570
MMX Mineracao e Metalicos SA (a)	6,653	3,682
MRV Engenharia e Participacoes SA	30,643	94,303
Natura Cosmeticos SA	98,663	701,145
Oi SA ADR	859	2,345
Pagseguro Digital, Ltd. Class A (a)(b)	35,307	976,945
PDG Realty SA Empreendimentos e Participacoes (a)	5,620	619
Petroleo Brasileiro SA Preference Shares ADR	767,753	8,030,696
Petroleo Brasileiro SA ADR	304,359	3,673,613
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	9,417	10,965
Qualicorp Consultoria e Corretora de Seguros SA	28,125	116,062
Raia Drogasil SA	21,323	386,730
Restoque Comercio e Confeccoes de Roupas SA	4,748	30,674
Rodobens Negocios Imobiliarios SA (a)	24,995	21,656
Rossi Residencial SA (a)	38,483	36,425
Rumo SA (a)	20,577	77,185
Suzano Papel e Celulose SA	100,923	1,215,054
T4F Entretenimento SA	49,101	88,156
Telefonica Brasil SA ADR	11,682	113,666
Telefonica Brasil SA Preference Shares	231,332	2,270,715
TIM Participacoes SA ADR	79,476	1,151,607
TOTVS SA	19,136	120,272
Ultrapar Participacoes SA	94,199	880,532
Usinas Siderurgicas de Minas Gerais SA ADR (b)	275,221	569,707
Vale SA ADR	716,915	10,639,019
WEG SA	498,996	2,467,772
		104,598,716
CHILE — 1.4%
AntarChile SA	83,180	1,367,628
Empresas COPEC SA	187,283	2,885,339
Empresas Iansa SA (a)	2,005,313	38,002
Enel Americas SA ADR	246,011	1,901,665
Enel Chile SA ADR	324,327	1,624,878

74

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Enel Generacion Chile SA ADR	1,576	$ 32,718
Enjoy SA (a)	1,112,386	95,791
Latam Airlines Group SA ADR (b)	175,561	1,650,273
Multiexport Foods SA	824,214	445,783
Parque Arauco SA	1,550,547	4,008,009
SACI Falabella	544,329	4,418,341
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	7,815	357,789
Vina Concha y Toro SA ADR (b)	38,794	1,542,061
		20,368,277
CHINA — 31.7%
21Vianet Group, Inc. ADR (a)	17,888	180,669
3SBio, Inc. (b)(c)	209,500	352,339
500.com, Ltd. Class A, ADR (a)(b)	2,554	28,247
51job, Inc. ADR (a)	1,703	131,114
58.com, Inc. ADR (a)	21,212	1,561,203
AAC Technologies Holdings, Inc.	316,492	3,288,323
Agile Group Holdings, Ltd.	1,230,999	1,739,939
Agricultural Bank of China, Ltd. Class H	7,660,000	3,759,077
Air China, Ltd. Class H	869,744	840,300
Alibaba Group Holding, Ltd. ADR (a)	348,954	57,493,661
Aluminum Corp. of China, Ltd. Class H (a)	2,406,000	1,070,030
Angang Steel Co., Ltd. Class H	700,640	626,779
Anhui Conch Cement Co., Ltd. Class H	712,135	4,300,167
Anhui Expressway Co., Ltd. Class H	8,000	4,856
ANTA Sports Products, Ltd.	348,000	1,669,977
Anton Oilfield Services Group (a)(b)	130,000	21,598
Autohome, Inc. ADR	9,718	752,270
AVIC International Holding HK, Ltd. (a)(b)	1,306,527	37,067
AVIC International Holdings, Ltd. Class H (b)	496,584	264,002
AviChina Industry & Technology Co., Ltd. Class H	782,000	515,677
BAIC Motor Corp., Ltd. Class H (c)	6,500	5,208
Baidu, Inc. ADR (a)	82,104	18,775,543
BAIOO Family Interactive, Ltd. (c)	860,000	51,106
Bank of China, Ltd. Class H	22,114,900	9,835,251
Bank of Communications Co., Ltd. Class H	6,318,864	4,740,218
Baozun, Inc. ADR (a)(b)	4,430	215,209
BBMG Corp. Class H (b)	349,000	119,531
BeiGene, Ltd. ADR (a)	15,631	2,691,971
Beijing Capital International Airport Co., Ltd. Class H	1,319,443	1,603,586
Security Description	Shares	Value
Beijing Capital Land, Ltd. Class H	28,000	$ 10,270
Beijing Enterprises Clean Energy Group, Ltd. (a)	7,214,856	130,007
Beijing Enterprises Holdings, Ltd.	205,000	1,150,111
Beijing Enterprises Water Group, Ltd. (a)	1,576,000	839,873
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	27,461
Bilibili, Inc. ADR (a)(b)	8,628	116,305
Bitauto Holdings, Ltd. ADR (a)(b)	5,882	135,286
BOE Technology Group Co., Ltd. Class B	237,000	89,955
Boer Power Holdings, Ltd. (a)	7,000	564
Boyaa Interactive International, Ltd. (a)	64,000	15,377
Brilliance China Automotive Holdings, Ltd.	868,000	1,404,348
BYD Co., Ltd. Class H (b)	206,500	1,483,124
BYD Electronic International Co., Ltd. (b)	205,000	301,806
C.banner International Holdings, Ltd. (a)(b)	12,000	843
Cabbeen Fashion, Ltd.	359,000	111,945
CAR, Inc. (a)(b)	350,000	276,873
CGN Meiya Power Holdings Co., Ltd. (a)(c)	24,000	3,957
CGN Mining Co., Ltd.	325,000	14,952
CGN Power Co., Ltd. Class H (c)	2,943,000	699,559
Changyou.com, Ltd. ADR	2,051	27,073
Chanjet Information Technology Co., Ltd. Class H (a)	2,600	3,389
Chaowei Power Holdings, Ltd. (b)	75,000	32,972
Cheetah Mobile, Inc. ADR (a)	3,328	32,714
China Aerospace International Holdings, Ltd.	706,000	56,842
China Agri-Industries Holdings, Ltd.	419,000	161,712
China Aircraft Leasing Group Holdings, Ltd.	6,500	7,053
China Aoyuan Property Group, Ltd.	357,000	241,805
China Biologic Products Holdings, Inc. (a)(b)	4,915	393,200
China Chengtong Development Group, Ltd. (a)(b)	1,572,000	40,581
China Child Care Corp., Ltd. (a)	426,000	5,444
China Cinda Asset Management Co., Ltd. Class H	3,592,000	908,914
China CITIC Bank Corp., Ltd. Class H	3,389,000	2,169,854
China Coal Energy Co., Ltd. Class H	2,135,000	900,395

75

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
China Communications Construction Co., Ltd. Class H	1,633,241	$ 1,669,789
China Communications Services Corp., Ltd. Class H	152,000	140,055
China Conch Venture Holdings, Ltd.	433,700	1,513,120
China Construction Bank Corp. Class H	29,580,280	25,857,086
China Datang Corp. Renewable Power Co., Ltd. Class H	493,000	71,195
China Distance Education Holdings, Ltd. ADR	3,831	31,721
China Dongxiang Group Co., Ltd.	353,000	59,097
China Eastern Airlines Corp., Ltd. Class H (b)	144,000	92,382
China Electronics Huada Technology Co., Ltd. (b)	134,000	13,700
China Energine International Holdings, Ltd. (a)	830,000	22,275
China Everbright International, Ltd. (b)	1,151,111	994,455
China Everbright, Ltd.	24,000	43,001
China Evergrande Group	1,078,433	3,025,164
China Fangda Group Co., Ltd. Class B	615,700	301,362
China Financial Services Holdings, Ltd.	724,000	49,964
China Foods, Ltd.	16,000	8,138
China Galaxy Securities Co., Ltd. Class H	855,900	399,243
China Hanking Holdings, Ltd.	362,000	47,188
China Harmony New Energy Auto Holding, Ltd. (b)	7,000	2,916
China Hongqiao Group, Ltd.	24,500	16,281
China Huarong Energy Co., Ltd. (a)	128,400	1,657
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	310,600	—
China Huiyuan Juice Group, Ltd. (a)(b)(e)	188,500	48,661
China International Marine Containers Group Co., Ltd. Class H	50,000	53,036
China Lesso Group Holdings, Ltd.	348,000	197,462
China Life Insurance Co., Ltd. Class H	2,278,260	5,176,739
China Longyuan Power Group Corp., Ltd. Class H	783,000	658,429
China Machinery Engineering Corp. Class H	14,000	6,853
China Medical System Holdings, Ltd.	434,000	603,448
China Mengniu Dairy Co., Ltd. (a)	1,224,447	4,076,326
China Merchants Bank Co., Ltd. Class H	1,500,423	6,097,644
Security Description	Shares	Value
China Merchants China Direct Investments, Ltd.	4,000	$ 5,224
China Merchants Port Holdings Co., Ltd.	727,281	1,392,308
China Minsheng Banking Corp., Ltd. Class H (b)	2,226,379	1,653,090
China Mobile, Ltd.	1,658,102	16,348,141
China Modern Dairy Holdings, Ltd. (a)	6,000	836
China Molybdenum Co., Ltd. Class H (b)	222,000	93,057
China National Accord Medicines Corp., Ltd. Class B	7,100	26,313
China National Building Material Co., Ltd. Class H	1,041,400	924,961
China Oilfield Services, Ltd. Class H	863,723	937,138
China Overseas Grand Oceans Group, Ltd.	109,500	35,264
China Overseas Land & Investment, Ltd.	1,711,200	5,357,819
China Overseas Property Holdings, Ltd.	62,066	17,847
China Pacific Insurance Group Co., Ltd. Class H	756,600	2,920,078
China Petroleum & Chemical Corp. Class H	8,199,643	8,215,466
China Power Clean Energy Development Co., Ltd.	34,246	12,429
China Power International Development, Ltd. (b)	2,135,000	474,754
China Railway Construction Corp., Ltd. Class H	820,990	1,107,957
China Railway Group, Ltd. Class H	1,719,487	1,705,226
China Rare Earth Holdings, Ltd. (a)	711,200	32,720
China Resources Beer Holdings Co., Ltd.	720,625	2,896,351
China Resources Gas Group, Ltd.	44,000	179,095
China Resources Land, Ltd.	880,222	3,082,223
China Resources Power Holdings Co., Ltd.	860,432	1,521,857
China Sanjiang Fine Chemicals Co., Ltd.	73,000	19,498
China Shenhua Energy Co., Ltd. Class H	1,349,056	3,082,611
China Singyes Solar Technologies Holdings, Ltd. (b)	9,600	3,325
China South City Holdings, Ltd.	708,000	115,815
China Southern Airlines Co., Ltd. Class H	698,000	446,904
China Taiping Insurance Holdings Co., Ltd.	340,835	1,195,660
China Telecom Corp., Ltd. Class H	5,831,615	2,899,076

76

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
China Tower Corp., Ltd. Class H (a)(c)	6,056,000	$ 882,291
China Travel International Investment Hong Kong, Ltd.	2,416,000	778,070
China Unicom Hong Kong, Ltd.	1,713,668	2,019,198
China Vanke Co., Ltd. Class H	333,900	1,105,191
China Yurun Food Group, Ltd. (a)(b)	12,000	1,212
China ZhengTong Auto Services Holdings, Ltd. (b)	38,000	24,961
ChinaCache International Holdings, Ltd. ADR (a)(b)	5,882	6,529
Chinasoft International, Ltd. (a)	142,000	94,728
Chlitina Holding, Ltd.	2,000	15,131
Chong Sing Holdings FinTech Group (a)(b)	1,613,618	86,611
Chongqing Changan Automobile Co., Ltd. Class B	330,400	266,857
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	10,229
CIFI Holdings Group Co., Ltd.	26,000	11,962
CIMC Enric Holdings, Ltd.	10,000	10,428
CITIC Resources Holdings, Ltd. (b)	704,000	69,276
CITIC Securities Co., Ltd. Class H	459,000	816,532
CITIC Telecom International Holdings, Ltd.	351,000	119,768
CITIC, Ltd.	2,058,000	3,066,656
CNOOC, Ltd.	4,989,355	9,883,194
Cogobuy Group (b)(c)	64,000	24,046
Colour Life Services Group Co., Ltd. (a)	69,000	39,769
Comtec Solar Systems Group, Ltd. (a)	838,000	10,067
Coolpad Group, Ltd. (a)(d)	253,600	—
COSCO SHIPPING Development Co., Ltd. Class H (a)	2,556,117	346,264
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	838,000	416,596
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	1,283,925	533,266
COSCO SHIPPING Ports, Ltd.	864,086	950,783
Cosmo Lady China Holdings Co., Ltd. (b)(c)	71,000	31,122
Country Garden Holdings Co., Ltd.	1,761,466	2,221,839
Country Garden Services Holdings Co., Ltd. (a)	220,000	373,935
CRRC Corp., Ltd. Class H	1,274,000	1,164,117
CSG Holding Co., Ltd. Class B	33,005	12,696
CSPC Pharmaceutical Group, Ltd.	1,126,000	2,391,611
Ctrip.com International, Ltd. ADR (a)	103,796	3,858,097
Daqo New Energy Corp. ADR (a)	3,831	100,027
Security Description	Shares	Value
Datang International Power Generation Co., Ltd. Class H	2,562,000	$ 648,284
Dazhong Transportation Group Co., Ltd. Class B	468,150	207,859
Dongfang Electric Corp., Ltd. Class H (a)	85,400	50,531
Dongfeng Motor Group Co., Ltd. Class H	1,704,000	1,755,197
E-Commodities Holdings, Ltd.	6,500	415
Fang Holdings, Ltd. ADR (a)	53,751	139,215
Fanhua, Inc. ADR (b)	12,272	331,589
Fantasia Holdings Group Co., Ltd.	523,500	64,226
Far East Horizon, Ltd.	775,000	737,869
Fufeng Group, Ltd. (a)(b)	71,000	34,570
Future Land Holdings Co., Ltd. Class A	59,871	228,062
GDS Holdings, Ltd. ADR (a)(b)	13,964	490,555
Geely Automobile Holdings, Ltd.	753,000	1,501,208
Genertec Universal Medical Group Co., Ltd. (b)(c)	217,100	166,746
Genscript Biotech Corp. (a)(b)	226,000	381,822
GF Securities Co., Ltd. Class H	509,600	653,859
Global Bio-Chem Technology Group Co., Ltd. (a)	880,000	8,997
Goldpac Group, Ltd.	64,000	16,685
GOME Retail Holdings, Ltd. (a)(b)	3,343,000	341,781
Goodbaby International Holdings, Ltd.	67,000	26,800
Grand Baoxin Auto Group, Ltd.	3,158	932
Great Wall Motor Co., Ltd. Class H (b)	1,054,750	672,622
Greatview Aseptic Packaging Co., Ltd.	10,000	6,377
Greentown China Holdings, Ltd.	208,000	194,313
Guangdong Electric Power Development Co., Ltd. Class B	638,340	233,313
Guangdong Investment, Ltd.	1,710,000	3,037,611
Guangshen Railway Co., Ltd. Class H (b)	1,708,000	763,971
Guangzhou Automobile Group Co., Ltd. Class H	1,254,090	1,389,533
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	21,393
Guangzhou R&F Properties Co., Ltd. Class H	822,800	1,512,079
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	3,265
Guotai Junan International Holdings, Ltd. (b)	495,000	86,666
Haichang Ocean Park Holdings, Ltd. (a)(c)	357,000	76,191
Haitian International Holdings, Ltd.	5,000	11,131

77

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Haitong Securities Co., Ltd. Class H	822,800	$ 748,679
Hangzhou Steam Turbine Co., Ltd. Class B	123,900	104,347
Harbin Electric Co., Ltd. Class H (b)	698,000	219,438
Health and Happiness H&H International Holdings, Ltd. (a)	5,000	30,032
Hengan International Group Co., Ltd.	215,500	1,988,409
Honghua Group, Ltd. (a)	14,000	1,181
Honworld Group, Ltd. (c)	35,000	16,013
Hopson Development Holdings, Ltd.	26,000	22,129
Hua Hong Semiconductor, Ltd. (c)	103,000	221,930
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	25,846
Huadian Power International Corp., Ltd. Class H	987,308	386,096
Huaneng Power International, Inc. Class H	1,708,000	1,124,129
Huaneng Renewables Corp., Ltd. Class H	850,000	253,102
Huangshan Tourism Development Co., Ltd. Class B	297,432	366,436
Huatai Securities Co., Ltd. Class H (a)(c)	240,000	344,132
Huazhu Group, Ltd. ADR	25,082	810,149
HUYA, Inc. ADR (a)	4,541	107,077
Industrial & Commercial Bank of China, Ltd. Class H	23,844,590	17,430,390
Inner Mongolia Yitai Coal Co., Ltd. Class B	168,436	202,123
iQIYI, Inc. ADR (a)(b)	37,237	1,008,006
JD.com, Inc. ADR (a)	261,422	6,820,500
Jiangnan Group, Ltd. (a)	134,000	7,192
Jiangsu Expressway Co., Ltd. Class H	988,000	1,267,687
Jiangxi Copper Co., Ltd. Class H	429,000	500,552
JinkoSolar Holding Co., Ltd. ADR (a)(b)	4,605	49,596
Joy City Property, Ltd.	874,000	106,110
Jumei International Holding, Ltd. ADR (a)(b)	2,554	5,440
Kama Co., Ltd. Class B (a)	31,300	18,624
Kingdee International Software Group Co., Ltd. (b)	712,000	775,248
Kingsoft Corp., Ltd.	138,000	263,129
Konka Group Co., Ltd. Class B	4,577,000	1,614,400
Kunlun Energy Co., Ltd.	1,776,925	2,068,753
KWG Group Holdings, Ltd.	438,168	400,936
Lao Feng Xiang Co., Ltd. Class B	47,530	154,710
Lenovo Group, Ltd. (b)	3,260,000	2,383,059
Security Description	Shares	Value
LexinFintech Holdings, Ltd. ADR (a)	13,283	$ 131,900
Leyou Technologies Holdings, Ltd. (a)	425,000	138,500
Li Ning Co., Ltd. (a)	634,833	600,361
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	3,123
Lifetech Scientific Corp. (a)	696,000	171,667
Link Motion, Inc. ADR (a)(b)	11,777	7,773
Livzon Pharmaceutical Group, Inc. Class H	51,406	176,721
Luye Pharma Group, Ltd. (b)(c)	209,500	187,950
Maanshan Iron & Steel Co., Ltd. Class H	1,552,000	833,033
Metallurgical Corp. of China, Ltd. Class H	429,000	120,615
Minth Group, Ltd.	68,000	280,694
MOBI Development Co., Ltd.	499,000	53,567
Momo, Inc. ADR (a)	39,166	1,715,471
National Agricultural Holdings, Ltd. (a)(b)(d)	72,000	5,475
NetEase, Inc. ADR	25,843	5,898,665
New China Life Insurance Co., Ltd. Class H	211,600	1,015,423
New Oriental Education & Technology Group, Inc. ADR (a)	36,002	2,664,508
Newater Technology, Inc. (a)(b)	11,126	101,247
Noah Holdings, Ltd. ADR (a)(b)	3,831	161,438
Ourgame International Holdings, Ltd. (a)(b)	65,000	6,230
Ozner Water International Holding, Ltd. (b)(c)	354,000	81,885
Pacific Online, Ltd.	64,000	8,752
Parkson Retail Group, Ltd. (a)	601,134	57,617
People's Insurance Co. Group of China, Ltd. Class H	1,637,000	736,398
PetroChina Co., Ltd. Class H	6,756,970	5,474,727
PICC Property & Casualty Co., Ltd. Class H	3,200,222	3,778,969
Ping An Healthcare and Technology Co., Ltd. (a)(c)	64,300	429,768
Ping An Insurance Group Co. of China, Ltd. Class H (b)	1,491,500	15,153,452
Poly Culture Group Corp., Ltd. Class H	7,200	9,091
Poly Property Group Co., Ltd.	361,000	127,332
PW Medtech Group, Ltd. (a)	68,000	13,991
Regal International Airport Group Co., Ltd. Class H	65,000	57,151
ReneSola, Ltd. ADR (a)(b)	10,673	21,559
Renhe Commercial Holdings Co., Ltd. (a)(b)	4,961,000	168,010
Semiconductor Manufacturing International Corp. (a)(b)	824,400	889,204
Seven Stars Cloud Group, Inc. (a)	24,295	92,078
Shandong Airlines Co., Ltd. Class B	5,800	9,251

78

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Shandong Chenming Paper Holdings, Ltd. Class B	122,100	$ 78,800
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	268,701
Shanghai Baosight Software Co., Ltd. Class B	27,100	49,295
Shanghai Electric Group Co., Ltd. Class H (b)	1,726,077	615,440
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	132,075
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	16,563
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	4,100
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	225,348	78,872
Shanghai Huayi Group Corp., Ltd. Class B	200	180
Shanghai Industrial Urban Development Group, Ltd.	26,000	4,353
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	7,872
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	251,082	258,363
Shanghai Jinjiang International Travel Co., Ltd. Class B	6,000	12,516
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	309,866	366,262
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	167,740	229,804
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	85,500	213,725
Shanghai Prime Machinery Co., Ltd. Class H (a)	136,000	19,640
Shengjing Bank Co., Ltd. Class H (c)	206,800	98,842
Shenzhen Expressway Co., Ltd. Class H	826,482	830,189
Shenzhen Investment, Ltd. (b)	731,099	233,581
Shenzhou International Group Holdings, Ltd.	64,000	821,173
Shougang Concord International Enterprises Co., Ltd. (a)	1,348,000	33,076
Shunfeng International Clean Energy, Ltd. (a)	138,000	5,908
Silver Grant International Industries, Ltd. (a)(b)	142,000	31,758
SINA Corp. (a)	25,345	1,760,971
Sinofert Holdings, Ltd. (a)(b)	130,000	16,780
SinoMedia Holding, Ltd. (b)	65,000	15,451
Sino-Ocean Group Holding, Ltd.	1,694,480	747,097
Sinopec Oilfield Service Corp. Class H (a)(b)	148,000	20,238
Security Description	Shares	Value
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,706,600	$ 1,042,512
Sinopharm Group Co., Ltd. Class H	313,200	1,532,999
Sinosoft Technology Group, Ltd.	349,600	104,993
Sinotrans, Ltd. Class H	2,059,300	839,521
Sinotruk Hong Kong, Ltd.	110,500	240,632
Sinovac Biotech, Ltd. (a)	34,748	267,212
SITC International Holdings Co., Ltd.	69,000	55,730
SOHO China, Ltd.	180,500	70,125
SPT Energy Group, Inc. (a)	20,000	1,943
Sunac China Holdings, Ltd. (b)	512,000	1,576,915
Sunny Optical Technology Group Co., Ltd.	156,400	1,804,869
Synertone Communication Corp. (a)	54,400	674
TAL Education Group ADR (a)	89,070	2,289,990
TCL Electronics Holdings, Ltd.	52,000	24,721
Tencent Holdings, Ltd.	1,600,124	66,091,589
Tian Ge Interactive Holdings, Ltd. (c)	70,000	43,298
Tiangong International Co., Ltd. (b)	138,000	30,687
Tianneng Power International, Ltd.	130,000	114,800
Tingyi Cayman Islands Holding Corp.	990,000	1,819,346
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	14,646
TravelSky Technology, Ltd. Class H	851,841	2,215,359
Trigiant Group, Ltd.	22,000	3,036
Uni-President China Holdings, Ltd.	72,000	76,832
Universal Health International Group Holding, Ltd. (a)	69,000	794
V1 Group, Ltd. (a)(b)(e)	1,750,200	107,362
Vipshop Holdings, Ltd. ADR (a)	88,713	553,569
Want Want China Holdings, Ltd. (b)	2,486,000	2,093,668
Weibo Corp. ADR (a)(b)	8,467	619,192
West China Cement, Ltd.	716,000	134,509
Wisdom Sports Group (b)	75,000	6,901
Wuxi Biologics Cayman, Inc. (a)(c)	104,500	1,057,033
Xiamen International Port Co., Ltd. Class H	26,000	3,688
Xinchen China Power Holdings, Ltd. (a)	352,000	31,039
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	17,476
Xinyi Solar Holdings, Ltd. (b)	881,254	271,418
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (a)(c)	6,500	20,227
Yanzhou Coal Mining Co., Ltd. Class H	1,022,000	1,184,621

79

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Yestar Healthcare Holdings Co., Ltd.	22,500	$ 6,240
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)	37,000	153,913
Yihai International Holding, Ltd.	55,000	125,113
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	6,368	1,656
Yum China Holdings, Inc.	93,511	3,283,171
YY, Inc. ADR (a)	9,249	692,935
Zhaojin Mining Industry Co., Ltd. Class H	36,500	28,267
Zhejiang Expressway Co., Ltd. Class H	1,575,862	1,311,053
Zhuzhou CRRC Times Electric Co., Ltd. Class H	209,300	1,195,633
Zijin Mining Group Co., Ltd. Class H	2,475,000	952,057
ZTE Corp. Class H (a)	387,466	710,075
ZTO Express Cayman, Inc. ADR	83,216	1,378,889
		470,393,367
COLOMBIA — 0.5%
Almacenes Exito SA	45,394	222,889
Avianca Holdings SA Preference Shares	670,092	477,285
Banco Davivienda SA Preference Shares	75,340	867,730
Banco de Bogota SA	17,260	386,657
Bancolombia SA ADR	25,328	1,056,684
Bancolombia SA	69,980	751,791
Bolsa de Valores de Colombia	86,306	345,876
Celsia SA ESP	39,743	58,088
Cementos Argos SA	48,142	124,838
Cementos Argos SA Preference Shares	57,658	126,213
Cemex Latam Holdings SA (a)	14,746	26,816
Constructora Conconcreto SA	109,381	13,445
Corp. Financiera Colombiana SA (a)	23,806	176,377
Ecopetrol SA	673,783	914,446
Empresa de Telecomunicaciones de Bogota (a)	1,266,948	142,508
Grupo Argos SA Preference Shares	76,266	371,905
Grupo Argos SA	17,635	96,805
Grupo Aval Acciones y Valores SA	1,225,711	472,635
Grupo de Inversiones Suramericana SA Preference Shares	27,629	316,357
Grupo de Inversiones Suramericana SA	27,463	321,485
Grupo Nutresa SA	25,571	208,399
Interconexion Electrica SA ESP	102,090	460,015
		7,939,244
CZECH REPUBLIC — 0.3%
CEZ A/S	91,922	2,350,152
Security Description	Shares	Value
Komercni banka A/S	48,602	$ 1,994,725
		4,344,877
EGYPT — 0.4%
Commercial International Bank Egypt SAE	917,167	4,259,811
Egypt Kuwait Holding Co. SAE	358,676	415,706
Egyptian Financial Group-Hermes Holding Co. (a)	548,275	526,246
Global Telecom Holding SAE (a)	464,442	86,046
Orascom Investment Holding (a)	102,728	3,468
		5,291,277
GREECE — 0.3%
Alpha Bank AE (a)	297,475	428,096
Diana Shipping, Inc. (a)	15,654	64,494
Ellaktor SA (a)	354	588
Eurobank Ergasias SA (a)	396,640	298,992
FF Group (a)(e)	5,627	15,686
Fourlis Holdings SA (a)	176	1,057
Frigoglass SAIC (a)	99	19
GEK Terna Holding Real Estate Construction SA (a)	685	4,034
Grivalia Properties REIC AE	29,787	275,743
Hellenic Exchanges - Athens Stock Exchange SA	56,449	286,521
Hellenic Telecommunications Organization SA	47,161	578,998
Holding Co. ADMIE IPTO SA	5,208	9,981
Intralot SA-Integrated Lottery Systems & Services (a)	123,517	98,991
JUMBO SA	19,410	288,572
Marfin Investment Group Holdings SA (a)	1,114,592	107,452
Mytilineos Holdings SA	181	1,797
National Bank of Greece SA (a)	54,999	111,792
OPAP SA	58,168	610,761
Piraeus Bank SA (a)	89,483	195,397
Public Power Corp. SA (a)	16,312	26,677
Star Bulk Carriers Corp. (a)	9,423	136,162
Terna Energy SA	215	1,591
Titan Cement Co. SA	9,570	237,317
		3,780,718
HONG KONG — 1.2%
AGTech Holdings, Ltd. (a)(b)	56,000	4,294
Alibaba Pictures Group, Ltd. (a)(b)	4,142,400	566,444
AMVIG Holdings, Ltd.	130,000	33,726
Asian Citrus Holdings, Ltd. (a)(d)	51,000	—
Bosideng International Holdings, Ltd.	702,000	98,685
Carnival Group International Holdings, Ltd. (a)(b)	680,000	19,379
Chia Tai Enterprises International, Ltd. (a)(b)	2,300	638
China All Access Holdings, Ltd.	28,000	2,398

80

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
China Animation Characters Co., Ltd. (b)	65,000	$ 22,428
China Education Group Holdings, Ltd. (a)	121,000	171,026
China Fiber Optic Network System Group, Ltd. (a)(d)	88,800	—
China Financial International Investments, Ltd. (a)(b)	640,000	15,540
China Financial Leasing Group, Ltd. (a)	80,000	4,907
China First Capital Group, Ltd. (a)	458,000	245,831
China Gas Holdings, Ltd.	775,400	2,194,930
China High Speed Transmission Equipment Group Co., Ltd. (b)	302,000	347,353
China Jicheng Holdings, Ltd. (a)(b)(c)	117,414	720
China National Culture Group, Ltd. (a)	670,000	1,284
China NT Pharma Group Co., Ltd.	818,100	154,735
China Ocean Industry Group, Ltd. (a)(b)	2,090,000	9,615
China Oil & Gas Group, Ltd. (a)	132,000	9,616
China Public Procurement, Ltd. (a)	67,200	696
China Resources Cement Holdings, Ltd.	332,000	386,525
China Soft Power Technology Holdings, Ltd. (a)(b)	168,000	1,245
China State Construction International Holdings, Ltd.	159,250	168,309
China Vanguard You Champion Holdings, Ltd. (a)	70,000	5,278
Citychamp Watch & Jewellery Group, Ltd.	700,000	150,290
Comba Telecom Systems Holdings, Ltd. (a)(b)	146,117	22,968
Concord New Energy Group, Ltd.	120,000	4,831
CP Pokphand Co., Ltd.	1,584,000	141,702
Digital China Holdings, Ltd. (a)(b)	359,000	192,234
Essex Bio-technology, Ltd. (b)	360,000	282,483
Eternity Investment, Ltd. (a)	40,574	913
Feiyu Technology International Co., Ltd. (a)(c)	19,500	1,171
First Shanghai Investments, Ltd. (a)	40,000	2,428
Fullshare Holdings, Ltd. (a)(b)	2,049,500	984,820
GCL-Poly Energy Holdings, Ltd. (a)(b)	2,479,000	174,245
Golden Meditech Holdings, Ltd.	44,000	4,780
Haier Electronics Group Co., Ltd. (a)	72,000	195,530
Hanergy Thin Film Power Group, Ltd. (a)(d)	856,000	—
Hengdeli Holdings, Ltd. (a)	5,381,600	216,642
Security Description	Shares	Value
Hi Sun Technology China, Ltd. (a)	225,000	$ 31,055
Hua Han Health Industry Holdings, Ltd. (a)(b)(d)	283,600	—
Huabao International Holdings, Ltd.	327,000	175,517
Huayi Tencent Entertainment Co., Ltd. (a)(b)	110,000	4,147
Imperial Pacific International Holdings, Ltd. (a)(b)	8,590,000	71,356
Ju Teng International Holdings, Ltd.	134,500	33,862
Kingboard Holdings, Ltd.	424,340	1,385,562
Kingboard Laminates Holdings, Ltd.	217,000	192,460
Lee & Man Paper Manufacturing, Ltd.	76,000	70,513
Life Healthcare Group, Ltd. (a)	88,000	2,474
Millennium Pacific Group Holdings, Ltd. (a)	190,000	3,569
Munsun Capital Group, Ltd. (a)(b)	51,111	1,633
Neo Telemedia, Ltd.	3,380,000	85,095
NetDragon Websoft Holdings, Ltd. (b)	34,500	72,219
New Provenance Everlasting Holdings, Ltd. Class H (a)(b)	3,468,030	22,603
NewOcean Energy Holdings, Ltd. (a)(b)	22,000	6,832
Nine Dragons Paper Holdings, Ltd.	776,000	838,983
Pou Sheng International Holdings, Ltd.	439,000	87,521
Qianhai Health Holdings, Ltd.	5,921	337
Real Nutriceutical Group, Ltd. (a)(e)	199,000	5,086
Shenwan Hongyuan HK, Ltd.	10,000	2,262
Shenzhen International Holdings, Ltd.	228,823	472,566
Shimao Property Holdings, Ltd.	640,500	1,597,792
SIM Technology Group, Ltd.	1,554,000	60,572
Sino Biopharmaceutical, Ltd.	1,902,000	1,774,412
Skyworth Digital Holdings, Ltd.	699,225	197,483
Solargiga Energy Holdings, Ltd. (a)	2,917,000	40,261
Solartech International Holdings, Ltd. (a)(b)	1,000,000	121,407
SSY Group, Ltd.	199,740	192,978
Sun Art Retail Group, Ltd.	391,000	508,681
Suncorp Technologies, Ltd. (a)	4,160,000	8,506
Tech Pro Technology Development, Ltd. (a)(e)	484,000	4,206
Tibet Water Resources, Ltd. (a)(b)	67,000	21,149
United Laboratories International Holdings, Ltd. (b)	12,000	10,643
Vision Values Holdings, Ltd. (a)	90,000	4,371
Wanda Hotel Development Co., Ltd. (a)	320,000	29,036

81

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Wasion Holdings, Ltd.	24,000	$ 12,146
WH Group, Ltd. (c)	2,111,000	1,486,487
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	2,943
Xinyi Glass Holdings, Ltd.	820,000	1,036,409
Yip's Chemical Holdings, Ltd.	10,000	3,348
Yuexiu Property Co., Ltd.	3,260,000	583,266
Yuexiu Transport Infrastructure, Ltd. (b)	1,258	998
		18,103,385
HUNGARY — 0.6%
MOL Hungarian Oil & Gas PLC	226,321	2,438,175
OTP Bank Nyrt	124,246	4,604,482
Richter Gedeon Nyrt	106,400	1,990,664
		9,033,321
INDIA — 12.7%
Adani Enterprises, Ltd.	95,162	171,446
Adani Gas, Ltd. (a)(e)	2,430	2,169
Adani Green Energy, Ltd. (a)	154,985	87,338
Adani Ports & Special Economic Zone, Ltd.	256,373	1,163,210
Adani Power, Ltd. (a)	390,833	128,319
Adani Transmission, Ltd. (a)	58,561	129,579
Aditya Birla Capital, Ltd. GDR (a)	285	450
AIA Engineering, Ltd.	3,470	85,115
Alok Industries, Ltd. (a)	1,202,693	55,580
Amtek Auto, Ltd. (a)(e)	25,821	2,066
Anant Raj, Ltd.	361,124	186,067
Apollo Hospitals Enterprise, Ltd.	31,720	456,065
Ashok Leyland, Ltd.	190,882	313,616
Asian Paints, Ltd.	25,775	459,854
AstraZeneca Pharma India, Ltd. (a)	25,240	544,511
Aurobindo Pharma, Ltd.	103,541	1,063,334
Axis Bank, Ltd. (a)	402,892	3,408,381
Bajaj Finance, Ltd.	35,856	1,072,366
Bajaj Hindusthan Sugar, Ltd. (a)	531,688	60,877
Balkrishna Industries, Ltd.	11,679	164,100
Balrampur Chini Mills, Ltd.	257,449	252,335
BF Investment, Ltd. (a)	62,474	227,566
Bharat Electronics, Ltd.	105,402	116,758
Bharat Financial Inclusion, Ltd. (a)	16,422	235,286
Bharat Forge, Ltd.	13,524	112,143
Bharat Heavy Electricals, Ltd.	619,290	585,203
Bharat Petroleum Corp., Ltd.	92,688	478,400
Bharti Airtel, Ltd.	674,239	3,148,898
Bharti Infratel, Ltd.	109,736	398,056
Biocon, Ltd.	58,161	554,692
Bombay Dyeing & Manufacturing Co., Ltd.	37,288	86,289
Bosch, Ltd.	417	114,671
Britannia Industries, Ltd.	26,593	2,136,354
Caplin Point Laboratories, Ltd.	21,554	122,191
Security Description	Shares	Value
CG Power and Industrial Solutions, Ltd. (a)	150,584	$ 93,063
Cipla, Ltd.	281,844	2,542,972
Coal India, Ltd.	206,847	759,733
CORE Education & Technologies, Ltd. (a)(d)	9,253	—
DCB Bank, Ltd.	748,088	1,527,342
Delta Corp., Ltd.	50,595	146,292
Dewan Housing Finance Corp., Ltd.	208,845	792,136
Dilip Buildcon, Ltd. (c)	10,869	98,052
Dr Reddy's Laboratories, Ltd. ADR	78,772	2,725,511
Edelweiss Financial Services, Ltd.	80,958	211,637
Educomp Solutions, Ltd. (a)	22,435	573
Eicher Motors, Ltd.	2,630	877,467
Era Infra Engineering, Ltd. (a)(d)	2,941	—
FDC, Ltd.	54,319	160,507
Federal Bank, Ltd.	216,621	211,272
Fortis Healthcare, Ltd. (a)	147,289	274,198
GAIL India, Ltd.	551,121	2,881,430
Gammon India, Ltd. (a)(e)	139,302	3,171
Gateway Distriparks, Ltd.	89,477	179,411
Gitanjali Gems, Ltd. (e)	3,573	86
Glenmark Pharmaceuticals, Ltd.	24,036	209,606
Godrej Consumer Products, Ltd.	54,856	581,673
Godrej Industries, Ltd.	151,621	1,080,527
Granules India, Ltd.	307,407	403,501
Graphite India, Ltd.	25,272	293,997
Grasim Industries, Ltd. GDR	209	2,947
Grasim Industries, Ltd.	28,861	406,698
GRUH Finance, Ltd.	442,961	1,857,943
GTL Infrastructure, Ltd. (a)	1,500,513	27,944
GTL, Ltd. (a)	312,143	23,683
Gujarat NRE Coke, Ltd. (a)(e)	25,505	317
Gujarat Pipavav Port, Ltd.	12,653	17,507
GVK Power & Infrastructure, Ltd. (a)	659,609	70,520
HCL Technologies, Ltd.	159,290	2,390,339
HDFC Bank, Ltd.	494,261	13,677,918
HEG, Ltd.	6,746	311,359
Hero MotoCorp, Ltd.	90,240	3,651,490
Himadri Speciality Chemical, Ltd.	94,706	149,656
Hindalco Industries, Ltd.	287,284	910,122
Hindustan Construction Co., Ltd. (a)	612,709	90,017
Hindustan Petroleum Corp., Ltd.	31,917	110,712
Hindustan Unilever, Ltd.	352,574	7,822,872
Housing Development & Infrastructure, Ltd. (a)	68,013	19,515
Housing Development Finance Corp., Ltd.	589,919	14,278,009
ICICI Bank, Ltd. ADR	744,874	6,323,980
IDFC Bank, Ltd.	27	14
IDFC, Ltd.	18	10
IIFL Holdings, Ltd.	26,378	185,417

82

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
India Cements, Ltd.	148,759	$ 207,676
Indiabulls Housing Finance, Ltd.	47,203	557,951
Indiabulls Real Estate, Ltd. (a)	107,611	130,339
Indiabulls Ventures, Ltd.	47,028	349,612
Indian Hotels Co., Ltd.	387,605	732,006
Indian Oil Corp., Ltd.	182,700	386,495
IndusInd Bank, Ltd.	26,283	612,768
Info Edge India, Ltd.	16,130	316,670
Infosys, Ltd. ADR	1,356,711	13,797,751
IRB Infrastructure Developers, Ltd.	21,209	40,142
ITC, Ltd.	766,188	3,147,089
ITC, Ltd. GDR	55,469	227,839
IVRCL, Ltd. (a)	5,304,684	73,178
Jain Irrigation Systems, Ltd.	156,896	132,135
Jaiprakash Associates, Ltd. (a)	296,686	27,012
Jet Airways India, Ltd. (a)	80,102	199,012
Jindal Steel & Power, Ltd. (a)	27,919	75,623
JSW Steel, Ltd.	82,014	431,793
Jubilant Foodworks, Ltd.	20,741	351,859
Jubilant Life Sciences, Ltd.	17,619	178,086
Just Dial, Ltd. (a)	31,423	206,987
KEI Industries, Ltd.	45,635	226,003
Kotak Mahindra Bank, Ltd.	176,655	2,782,030
KPIT Technologies, Ltd.	61,662	181,524
L&T Finance Holdings, Ltd.	52,697	94,213
Lanco Infratech, Ltd. (a)(e)	15,749,074	65,178
Larsen & Toubro, Ltd. GDR	261,202	4,529,243
LIC Housing Finance, Ltd.	89,138	513,260
Lupin, Ltd.	54,205	673,693
LUX Industries, Ltd.	14,440	323,212
Magma Fincorp, Ltd.	41,778	66,306
Mahanagar Telephone Nigam, Ltd. (a)	256,092	47,693
Mahindra & Mahindra Financial Services, Ltd.	80,393	443,831
Mahindra & Mahindra, Ltd. GDR	391,009	4,574,805
MakeMyTrip, Ltd. (a)(b)	7,039	193,221
Marico, Ltd.	42,625	195,837
Marksans Pharma, Ltd.	804,203	326,163
Maruti Suzuki India, Ltd.	64,129	6,500,437
Mindtree, Ltd.	16,336	232,848
Monnet Ispat & Energy, Ltd. (a)	4,400	2,067
MRF, Ltd.	842	738,722
NCC, Ltd.	98,007	98,697
NIIT Technologies, Ltd.	17,962	271,846
NTPC, Ltd.	566,422	1,303,732
Oil & Natural Gas Corp., Ltd.	1,165,509	2,849,058
OnMobile Global, Ltd.	13,177	6,171
Opto Circuits India, Ltd. (a)	1,210,209	157,766
Orient Electric, Ltd.	51,899	92,286
Page Industries, Ltd.	932	422,802
Paisalo Digital, Ltd.	9,751	40,348
PC Jeweller, Ltd.	76,436	65,744
Pfizer, Ltd.	5,138	211,679
Phillips Carbon Black, Ltd.	44,710	126,439
Piramal Enterprises, Ltd.	8,320	263,907
Security Description	Shares	Value
Power Grid Corp. of India, Ltd.	140,596	$ 365,406
Prism Johnson, Ltd.	77,071	93,136
PS IT Infrastructure & Services, Ltd. (a)	320,712	193,339
PTC India, Ltd.	259,342	238,628
Punj Lloyd, Ltd. (a)	676,869	85,437
Radico Khaitan, Ltd.	34,440	164,836
Rain Industries, Ltd.	51,841	116,783
Rajesh Exports, Ltd.	42,268	394,080
RattanIndia Infrastructure, Ltd. (a)	172,379	9,512
Raymond, Ltd.	15,693	143,616
Redington India, Ltd.	76,927	99,647
REI Agro, Ltd. (a)(d)	1,873,023	—
Reliance Capital, Ltd.	36,097	140,524
Reliance Communications, Ltd. (a)	416,233	68,329
Reliance Home Finance, Ltd.	12,479	8,461
Reliance Industries, Ltd. GDR (c)	388,721	13,352,566
Reliance Infrastructure, Ltd.	104,847	434,199
Rolta India, Ltd. (a)	19,444	3,782
Ruchi Soya Industries, Ltd. (a)	1,127,679	106,561
Sequent Scientific, Ltd.	293,648	204,569
Sharda Cropchem, Ltd.	10,225	46,696
Shilpa Medicare, Ltd.	28,600	158,998
Shriram Transport Finance Co., Ltd.	37,049	588,240
Siemens, Ltd.	95,668	1,247,353
Sintex Industries, Ltd.	229,507	35,776
Sintex Plastics Technology, Ltd. (a)	66,303	26,571
Solara Active Pharma Sciences, Ltd. (a)	27,981	105,242
Srei Infrastructure Finance, Ltd.	211,818	94,528
State Bank of India GDR (a)	45,580	1,684,181
Sterlite Technologies, Ltd.	39,735	160,798
Strides Pharma Science, Ltd.	42,499	254,971
Sun Pharma Advanced Research Co., Ltd. (a)	10,567	49,927
Sun Pharmaceutical Industries, Ltd.	336,834	2,896,010
Sun TV Network, Ltd.	31,872	270,070
Suven Life Sciences, Ltd.	104,414	388,690
Suzlon Energy, Ltd. (a)	1,843,569	138,605
Symphony, Ltd.	4,826	65,273
Tata Communications, Ltd.	71,271	492,084
Tata Consultancy Services, Ltd.	345,063	10,394,731
Tata Elxsi, Ltd.	11,786	187,952
Tata Motors, Ltd. ADR (a)	141,159	2,168,202
Tata Power Co., Ltd.	1,029,052	934,792
Tata Steel, Ltd.	152,076	1,219,398
Tech Mahindra, Ltd.	136,791	1,406,783
Tejas Networks, Ltd. (a)(c)	39,244	140,486
Thyrocare Technologies, Ltd. (c)	21,700	192,244
Titan Co., Ltd.	39,563	439,674
UltraTech Cement, Ltd.	7,358	412,100
Unichem Laboratories, Ltd.	65,780	177,540
Unitech, Ltd. (a)	533,877	19,149

83

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
United Breweries, Ltd.	22,384	$ 419,133
United Spirits, Ltd. (a)	99,106	703,134
UPL, Ltd.	57,148	523,706
Vakrangee, Ltd.	250,665	98,032
Vedanta, Ltd.	255,079	817,421
Venky's India, Ltd.	3,838	115,691
Videocon Industries, Ltd. (a)	931,948	52,068
VIP Industries, Ltd.	19,206	109,582
V-Mart Retail, Ltd.	5,406	186,988
Vodafone Idea, Ltd. (a)	119,672	63,641
VST Industries, Ltd.	8,407	324,665
Welspun India, Ltd.	65,063	52,551
Wipro, Ltd. ADR (b)	620,731	3,234,008
Wockhardt, Ltd. (a)	28,250	211,144
Yes Bank, Ltd.	372,312	943,235
Zee Entertainment Enterprises, Ltd.	175,068	1,059,247
		188,843,936
INDONESIA — 2.5%
Alam Sutera Realty Tbk PT (a)	2,781,900	53,392
Astra International Tbk PT	8,735,842	4,308,857
Bank Central Asia Tbk PT	4,733,748	7,671,712
Bank Danamon Indonesia Tbk PT	1,865,818	901,513
Bank Mandiri Persero Tbk PT	9,008,009	4,065,286
Bank Negara Indonesia Persero Tbk PT	746,400	370,658
Bank Rakyat Indonesia Persero Tbk PT	21,468,610	4,538,209
Barito Pacific Tbk PT	7,305,100	902,016
Bekasi Fajar Industrial Estate Tbk PT	1,727,900	19,944
Bumi Resources Tbk PT (a)	1,026,300	14,876
Bumi Serpong Damai Tbk PT (a)	1,462,200	113,334
Charoen Pokphand Indonesia Tbk PT	1,616,400	550,497
Ciputra Development Tbk PT	2,294,652	134,740
Citra Marga Nusaphala Persada Tbk PT (a)	623,741	54,833
Garuda Indonesia Persero Tbk PT (a)	4,920,400	68,020
Global Mediacom Tbk PT	244,100	6,618
Indah Kiat Pulp & Paper Corp. Tbk PT	225,200	262,203
Indocement Tunggal Prakarsa Tbk PT	202,300	251,153
Indofood Sukses Makmur Tbk PT	4,048,551	1,602,956
Indosat Tbk PT	973,200	199,192
Japfa Comfeed Indonesia Tbk PT	417,500	57,435
Kalbe Farma Tbk PT	20,287,167	1,878,757
Kawasan Industri Jababeka Tbk PT (a)	1,908,131	27,915
Lippo Cikarang Tbk PT (a)	77,300	9,441
Lippo Karawaci Tbk PT	4,753,400	109,732
Security Description	Shares	Value
Matahari Department Store Tbk PT	262,900	$ 122,174
Matahari Putra Prima Tbk PT (a)	244,300	3,082
Mayora Indah Tbk PT	2,447,055	446,666
Medco Energi Internasional Tbk PT (a)	11,722,566	786,670
Media Nusantara Citra Tbk PT	323,500	17,476
Modernland Realty Tbk PT	2,972,400	43,484
Pabrik Kertas Tjiwi Kimia Tbk PT	236,138	218,287
Pakuwon Jati Tbk PT	2,093,600	72,355
Perusahaan Gas Negara Persero Tbk	5,562,100	839,830
Semen Indonesia Persero Tbk PT	326,300	217,329
Sigmagold Inti Perkasa Tbk PT (a)(d)	1,312,600	—
Summarecon Agung Tbk PT	1,621,500	71,274
Telekomunikasi Indonesia Persero Tbk PT	14,099,100	3,443,997
Tiga Pilar Sejahtera Food Tbk (a)(e)	2,383,200	26,868
Unilever Indonesia Tbk PT	243,300	767,787
United Tractors Tbk PT	888,715	1,968,097
		37,218,665
MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	35,000	2,460
MALAYSIA — 2.5%
Aeon Co. M Bhd	2,290,290	940,798
AEON Credit Service M Bhd	48,650	189,263
AirAsia Group Bhd	442,200	337,647
Alliance Bank Malaysia Bhd	1,815,600	1,833,806
Axiata Group Bhd	561,999	619,238
Berjaya Sports Toto Bhd	889,914	509,628
Bintulu Port Holdings Bhd (e)	94	119
British American Tobacco Malaysia Bhd	7,200	55,185
Bursa Malaysia Bhd	570,539	1,078,075
Capitaland Malaysia Mall Trust REIT	582,000	160,319
Carlsberg Brewery Malaysia Bhd Class B	806,342	3,896,784
CIMB Group Holdings Bhd	546,135	793,107
Dialog Group Bhd	2,460,253	2,074,733
DiGi.Com Bhd	2,357,400	2,745,601
FGV Holdings Bhd	154,100	57,715
Genting Bhd	1,422,200	2,683,915
Genting Malaysia Bhd	257,600	310,601
George Kent Malaysia Bhd	372,900	118,038
Guan Chong Bhd	362,700	212,090
Hap Seng Plantations Holdings Bhd	25,800	13,778
IHH Healthcare Bhd	358,900	451,823
Inari Amertron Bhd	212,900	117,292
IOI Corp. Bhd	2,257,160	2,476,140
IOI Properties Group Bhd	1,711,762	690,744
Iskandar Waterfront City Bhd (a)	140,200	21,681

84

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
KLCCP Stapled Group	249,200	$ 457,634
KNM Group Bhd (a)	1,850,021	69,289
KPJ Healthcare Bhd	653,380	170,509
Lingkaran Trans Kota Holdings Bhd	165,600	182,466
Magnum Bhd	1,360,960	631,399
Malayan Banking Bhd	1,084,749	2,566,073
Malaysian Resources Corp. Bhd	3,336,300	580,436
MPHB Capital Bhd (a)	665,430	199,380
My EG Services Bhd	684,300	289,362
Naim Holdings Bhd (a)	87	11
OSK Holdings Bhd	3,947,359	915,661
Pavilion Real Estate Investment Trust	563,400	217,818
Petronas Chemicals Group Bhd	91,700	207,397
Pos Malaysia Bhd	437,900	380,921
Press Metal Aluminium Holdings Bhd	98,500	115,672
Public Bank Bhd	397,200	2,399,420
Sapura Energy Bhd (a)	203,400	20,151
Sime Darby Bhd	435,924	274,921
Sime Darby Plantation Bhd	199,524	255,522
Sime Darby Property Bhd	201,024	57,318
SP Setia Bhd Group	139,010	90,692
Sunway Real Estate Investment Trust	601,800	245,751
Supermax Corp. Bhd	236,800	185,389
TA Enterprise Bhd	2,325,900	362,500
TA Global Bhd	1,639,656	112,916
Telekom Malaysia Bhd	302,027	234,995
Tenaga Nasional Bhd	403,200	1,506,215
UEM Edgenta Bhd	290,100	178,049
UEM Sunrise Bhd	1,875,888	376,220
UMW Holdings Bhd	126,400	153,323
Unisem M Bhd	119,200	89,288
United Plantations Bhd	36,800	239,198
Velesto Energy Bhd (a)	38,463	2,602
VS Industry Bhd	767,050	320,647
WCT Holdings Bhd	3,454,596	742,924
		37,220,189
MEXICO — 3.5%
Alfa SAB de CV Class A	1,775,141	2,290,688
America Movil SAB de CV Series L	8,188,410	6,586,023
Axtel SAB de CV (a)(b)	717,949	143,212
Cemex SAB de CV Series CPO (a)	5,222,305	3,669,724
Coca-Cola Femsa SAB de CV Series L	262,487	1,603,902
Consorcio ARA SAB de CV (b)	713,361	257,888
Desarrolladora Homex SAB de CV (a)	14,849	237
El Puerto de Liverpool SAB de CV Series C1	148,602	1,116,070
Fibra Uno Administracion SA de CV REIT	611,001	804,136
Fomento Economico Mexicano SAB de CV	668,696	6,622,144
Security Description	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Class B	134,536	$ 2,752,918
Grupo Bimbo SAB de CV Class A (b)	1,180,388	2,519,314
Grupo Elektra SAB DE CV (b)	22,162	1,011,457
Grupo Financiero Banorte SAB de CV Series O	686,883	4,970,000
Grupo Financiero Inbursa SAB de CV Series O	550,613	864,527
Grupo Mexico SAB de CV Class B	1,293,916	3,733,132
Grupo Televisa SAB Series CPO (b)	816,529	2,905,563
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)(e)	504,963	864,142
Industrias CH SAB de CV Class B (a)	149,959	617,824
Industrias Penoles SAB de CV	66,143	1,140,287
Kimberly-Clark de Mexico SAB de CV Class A (a)(b)	980,799	1,746,627
Sare Holding SAB de CV Class B (a)	800,482	2,568
Telesites SAB de CV (a)(b)	509,447	402,398
TV Azteca SAB de CV Series CPO (b)	1,641,161	200,107
Urbi Desarrollos Urbanos SAB de CV (a)	247,871	48,118
Wal-Mart de Mexico SAB de CV	1,800,284	5,490,605
		52,363,611
MONACO — 0.0% (f)
GasLog, Ltd.	7,241	143,010
NETHERLANDS — 0.0% (f)
VEON, Ltd. ADR (b)	163,771	474,936
PERU — 0.8%
Cia de Minas Buenaventura SAA ADR (g)	136,217	1,826,670
Cia de Minas Buenaventura SAA ADR (g)	5,932	78,896
Credicorp, Ltd.	29,460	6,571,937
Southern Copper Corp. (g)	72,211	3,115,182
Southern Copper Corp. (g)	4,688	208,616
Volcan Cia Minera SAA Class B	2,008,078	468,743
		12,270,044
PHILIPPINES — 1.2%
Alliance Global Group, Inc. (a)	888,000	205,113
Ayala Land, Inc.	5,558,954	4,120,602
Bank of the Philippine Islands	1,961,066	3,023,446
BDO Unibank, Inc.	1,516,476	3,362,462
Bloomberry Resorts Corp.	341,000	55,350
Cebu Air, Inc.	619,160	802,169
Cebu Holdings, Inc.	3,061,100	304,240
D&L Industries, Inc.	934,700	170,402
DoubleDragon Properties Corp. (a)	626,250	226,020
East West Banking Corp. (a)	519,200	121,464

85

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Filinvest Land, Inc.	26,240,000	$ 694,488
First Philippine Holdings Corp.	173,420	207,026
Global Ferronickel Holdings, Inc. (a)	826,117	28,439
GMA Holdings, Inc.	1,490,000	142,575
GT Capital Holdings, Inc.	4,375	66,398
JG Summit Holdings, Inc.	206,940	206,634
Megawide Construction Corp.	1,985,488	569,592
Megaworld Corp.	2,908,500	236,857
Nickel Asia Corp.	233,000	18,888
PLDT, Inc.	44,180	1,103,887
Puregold Price Club, Inc.	136,150	113,395
San Miguel Corp.	59,400	186,346
SM Investments Corp.	71,020	1,188,267
SM Prime Holdings, Inc.	1,320,590	883,571
Top Frontier Investment Holdings, Inc. (a)	7,831	40,583
Universal Robina Corp.	99,150	265,171
Vista Land & Lifescapes, Inc.	460,178	51,869
		18,395,254
POLAND — 1.2%
11 bit studios SA (a)	1,149	105,982
Asseco Poland SA	36,872	476,742
Bank Polska Kasa Opieki SA	67,304	1,939,091
Bioton SA (a)	433	692
CCC SA	1,917	114,414
CD Projekt SA (a)	16,111	818,640
Eurocash SA	3,408	16,716
Getin Holding SA (a)	132,129	9,678
Getin Noble Bank SA (a)	122,534	18,948
Globe Trade Centre SA	114,392	256,025
Grupa Lotos SA	71,525	1,456,851
KGHM Polska Miedz SA (a)	72,059	1,741,802
LPP SA	73	170,811
mBank SA	10,961	1,330,985
Orange Polska SA (a)	441,312	531,571
Orbis SA	24,885	573,838
PGE Polska Grupa Energetyczna SA (a)	251,124	648,572
Polimex-Mostostal SA (a)	6,392	5,410
Polski Koncern Naftowy ORLEN SA	95,351	2,612,640
Powszechna Kasa Oszczednosci Bank Polski SA	199,604	2,323,055
Powszechny Zaklad Ubezpieczen SA	128,355	1,382,408
Santander Bank Polska SA	10,076	1,026,707
		17,561,578
QATAR — 0.7%
Aamal Co.	16,958	43,775
Industries Qatar QSC	22,354	765,493
Mannai Corp. QSC	12,374	196,713
Masraf Al Rayan QSC	135,685	1,397,278
Mazaya Qatar Real Estate Development QSC (a)	75,336	138,611
Medicare Group	9,943	178,846
National Leasing	110,705	267,832
Security Description	Shares	Value
Ooredoo QSC	34,778	$ 658,886
Qatar Electricity & Water Co. QSC	3,214	169,018
Qatar Insurance Co. SAQ	38,019	396,738
Qatar Islamic Bank SAQ	14,538	558,923
Qatar National Bank QPSC	97,555	4,741,792
Qatar Navigation QSC	5,990	107,743
Qatari Investors Group QSC	35,335	291,103
Vodafone Qatar QSC (a)	135,101	317,579
		10,230,330
RUSSIA — 4.3%
Evraz PLC	83,174	614,552
Gazprom PJSC ADR	1,892,123	9,460,615
LSR Group PJSC, GDR	50,294	98,777
LUKOIL PJSC ADR	137,559	10,550,775
Magnit PJSC GDR	58,959	837,513
Mail.Ru Group, Ltd. GDR (a)	14,796	399,788
Mechel PJSC ADR (a)(b)	63,286	199,984
MMC Norilsk Nickel PJSC ADR	251,706	4,354,514
Mobile TeleSystems PJSC ADR	265,811	2,267,368
Novatek PJSC, GDR	28,336	5,213,824
Novolipetsk Steel PJSC, GDR	13,548	365,118
Novorossiysk Commercial Sea Port PJSC, GDR (a)	21,149	169,192
Polymetal International PLC	45,833	367,218
Rosneft Oil Co. PJSC GDR	486,439	3,652,184
Rostelecom PJSC ADR	38,101	242,703
Sberbank of Russia PJSC ADR (g)	324,403	4,113,430
Sberbank of Russia PJSC ADR (g)	342,918	4,312,194
Severstal PJSC GDR	192,937	3,212,401
Sistema PJSC FC GDR	55,689	146,351
Surgutneftegas PJSC ADR	744,688	3,083,008
Tatneft PJSC ADR (b)	86,178	6,592,617
Tatneft PJSC ADR (b)(g)	12,997	991,671
TMK PJSC, GDR	19,052	78,875
VTB Bank PJSC GDR	848,179	1,135,712
X5 Retail Group NV GDR	15,480	349,848
Yandex NV Class A (a)	42,570	1,400,127
		64,210,359
SINGAPORE — 0.0% (f)
Grindrod Shipping Holdings, Ltd. (a)	11,371	80,273
SOUTH AFRICA — 6.6%
Absa Group, Ltd.	149,397	1,603,421
Adbee Rf, Ltd. (a)	6,713	26,091
Adcock Ingram Holdings, Ltd.	37,387	166,073
Adcorp Holdings, Ltd. (a)	216,015	261,027
African Phoenix Investments, Ltd. (a)	965,843	35,491
African Rainbow Minerals, Ltd.	46,088	418,794
Alexander Forbes Group Holdings, Ltd.	362,394	126,763
Allied Electronics Corp., Ltd. (a)	48,628	56,184

86

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Anglo American Platinum, Ltd.	12,654	$ 413,119
AngloGold Ashanti, Ltd.	110,930	959,479
ArcelorMittal South Africa, Ltd. (a)	66,475	15,314
Ascendis Health, Ltd. (a)	161,129	116,709
Aspen Pharmacare Holdings, Ltd.	110,478	1,322,340
Astral Foods, Ltd.	11,685	203,607
Aveng, Ltd. (a)	248,504	702
Barloworld, Ltd.	106,327	925,452
Bid Corp., Ltd. (b)	42,674	889,350
Bidvest Group, Ltd. (b)	155,841	2,037,317
Blue Label Telecoms, Ltd.	812,517	300,863
Clicks Group, Ltd.	37,445	463,060
Coronation Fund Managers, Ltd.	224,583	855,244
Curro Holdings, Ltd. (a)	98,153	204,612
Discovery, Ltd.	153,141	1,839,694
EOH Holdings, Ltd.	75,929	202,334
FirstRand, Ltd.	1,178,827	5,653,705
Foschini Group, Ltd.	102,158	1,251,560
Gold Fields, Ltd.	247,234	594,532
Grindrod, Ltd. (a)	418,281	230,551
Group Five, Ltd. (a)	118,845	7,558
Growthpoint Properties, Ltd. REIT	341,552	560,675
Harmony Gold Mining Co., Ltd.	100,116	165,194
Impala Platinum Holdings, Ltd. (a)(b)	177,729	345,379
Imperial Holdings, Ltd.	82,100	1,015,281
Investec, Ltd.	90,645	637,534
Invicta Holdings, Ltd.	169,587	422,192
Kumba Iron Ore, Ltd.	17,713	401,743
Lewis Group, Ltd.	107,391	243,676
Life Healthcare Group Holdings, Ltd.	99,111	172,011
Massmart Holdings, Ltd.	69,933	510,688
Mediclinic International PLC	54,499	306,169
MMI Holdings, Ltd. (a)	397,655	487,822
Mr. Price Group, Ltd.	72,901	1,175,895
MTN Group, Ltd.	450,312	2,786,915
Murray & Roberts Holdings, Ltd.	305,957	358,684
Naspers, Ltd. Class N	126,817	27,347,395
Nedbank Group, Ltd.	120,831	2,259,554
Netcare, Ltd.	935,446	1,600,364
Northam Platinum, Ltd. (a)	125,082	354,795
Old Mutual, Ltd.	774,517	1,638,032
PPC, Ltd. (a)	613,464	279,611
PSG Group, Ltd.	101,648	1,644,900
Rand Merchant Investment Holdings, Ltd.	500,595	1,365,814
Remgro, Ltd.	211,088	2,942,292
RMB Holdings, Ltd.	402,195	2,249,535
Sanlam, Ltd.	633,268	3,540,170
Sappi, Ltd.	126,271	791,912
Sasol, Ltd.	148,642	5,751,149
Shoprite Holdings, Ltd.	211,996	2,871,056
Sibanye Gold, Ltd. (a)(b)	390,858	236,704
Security Description	Shares	Value
Standard Bank Group, Ltd.	407,450	$ 5,038,689
Steinhoff International Holdings NV (a)(b)	909,865	147,880
Sun International, Ltd. (a)	73,928	316,269
Telkom SA SOC, Ltd.	119,684	436,914
Tiger Brands, Ltd.	87,386	1,636,536
Trans Hex Group, Ltd. (a)	9,090	835
Truworths International, Ltd.	177,106	1,045,021
Vodacom Group, Ltd.	156,628	1,393,811
Wilson Bayly Holmes-Ovcon, Ltd.	102,965	1,117,454
Woolworths Holdings, Ltd.	364,657	1,278,119
		98,055,615
TAIWAN — 14.8%
Accton Technology Corp.	102,000	283,955
Acer, Inc. (a)	1,252,701	1,035,951
Adlink Technology, Inc.	350,665	555,289
Advanced Ceramic X Corp.	4,000	27,118
Advanced Wireless Semiconductor Co.	13,000	20,586
Advancetek Enterprise Co., Ltd.	1,291,996	713,003
Advantech Co., Ltd.	5,499	40,973
AGV Products Corp. (a)	2,141,415	531,619
Airmate Cayman International Co., Ltd.	11,000	6,341
Airtac International Group	30,000	293,780
Alchip Technologies, Ltd.	34,000	98,660
APCB, Inc.	424,000	383,965
ASE Technology Holding Co., Ltd.	1,298,058	3,167,239
ASMedia Technology, Inc.	5,000	87,938
Asustek Computer, Inc.	351,340	3,037,820
AU Optronics Corp. ADR (b)	455,957	1,919,579
Audix Corp.	265,629	321,890
Bank of Kaohsiung Co., Ltd.	822,745	254,910
Basso Industry Corp.	667,315	1,175,828
Biostar Microtech International Corp.	589,952	246,353
Bizlink Holding, Inc.	29,000	137,720
C Sun Manufacturing, Ltd.	422,000	355,203
Career Technology MFG. Co., Ltd.	98,000	125,497
Carnival Industrial Corp. (a)	821,000	136,865
Catcher Technology Co., Ltd.	353,000	3,884,584
Cathay Financial Holding Co., Ltd.	2,140,541	3,680,556
Cathay No. 1 REIT	480,000	235,653
Center Laboratories, Inc. (a)	387,825	914,532
Chailease Holding Co., Ltd.	357,620	1,253,245
Champion Building Materials Co., Ltd. (a)	480,000	122,936
Chang Hwa Commercial Bank, Ltd.	3,900,483	2,414,408
Chang Wah Electromaterials, Inc.	7,431	33,586
Charoen Pokphand Enterprise	1,751,060	2,953,512
Chen Full International Co., Ltd.	12,000	14,836
Cheng Loong Corp.	355,000	286,018

87

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Cheng Shin Rubber Industry Co., Ltd.	68,850	$ 108,237
Chieftek Precision Co., Ltd.	31,000	109,652
Chilisin Electronics Corp.	93,000	285,095
China Airlines, Ltd.	861,000	260,841
China Chemical & Pharmaceutical Co., Ltd.	776,000	566,757
China Development Financial Holding Corp.	5,308,945	1,982,182
China Steel Chemical Corp.	356,595	1,699,295
China Steel Corp.	3,399,451	2,839,092
Chipbond Technology Corp.	66,000	127,534
Chong Hong Construction Co., Ltd.	7,717	19,638
Chroma ATE, Inc.	45,000	215,914
Chung Hwa Pulp Corp.	848,794	280,772
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	353,000	283,251
Chunghwa Telecom Co., Ltd.	1,201,457	4,328,440
CMC Magnetics Corp. (a)	866,933	193,642
Coland Holdings, Ltd.	11,938	11,847
Compal Electronics, Inc.	2,135,774	1,325,547
Concraft Holding Co., Ltd.	13,000	97,927
Coxon Precise Industrial Co., Ltd. (a)	10,000	7,058
CTBC Financial Holding Co., Ltd.	5,955,527	4,486,199
Da-Li Development Co., Ltd.	494,444	459,093
Darfon Electronics Corp.	76,000	111,263
Delta Electronics, Inc.	852,167	3,656,171
Dimerco Express Corp.	896,330	578,315
E Ink Holdings, Inc.	108,000	110,713
E.Sun Financial Holding Co., Ltd.	865,657	639,327
Eclat Textile Co., Ltd.	8,854	109,613
Egis Technology, Inc.	29,000	104,952
Elan Microelectronics Corp.	2,000	3,334
Elite Advanced Laser Corp.	12,672	28,097
Elite Material Co., Ltd.	13,000	36,616
Elite Semiconductor Memory Technology, Inc.	780,750	847,669
Episil Holdings, Inc. (a)	144,000	111,774
Episil-Precision, Inc.	66,998	110,153
Epistar Corp.	349,180	396,834
Etron Technology, Inc. (a)	12,445	4,647
Eva Airways Corp.	517,955	251,912
Excelliance Mos Corp.	35,000	132,971
Excelsior Medical Co., Ltd.	72,344	111,597
Far Eastern New Century Corp.	2,480,850	2,900,676
Feng TAY Enterprise Co., Ltd.	15,747	96,959
Flytech Technology Co., Ltd.	8,854	21,807
Formosa Chemicals & Fibre Corp.	1,211,243	5,077,755
Formosa Petrochemical Corp.	59,000	285,986
Formosa Plastics Corp.	1,717,714	6,582,142
Founding Construction & Development Co., Ltd.	1,302,809	699,770
Foxconn Technology Co., Ltd.	491,223	1,198,576
Security Description	Shares	Value
Fubon Financial Holding Co., Ltd.	2,900,903	$ 4,921,455
Fullerton Technology Co., Ltd.	346,000	206,809
Fwusow Industry Co., Ltd.	635,725	388,310
General Interface Solution Holding, Ltd.	38,000	160,548
Genius Electronic Optical Co., Ltd.	21,000	218,026
Giant Manufacturing Co., Ltd.	72,302	310,207
Global Unichip Corp.	23,000	204,140
Globalwafers Co., Ltd.	69,000	760,440
Grape King Bio, Ltd.	73,664	517,503
Great Wall Enterprise Co., Ltd.	372,681	460,771
HannStar Display Corp.	473,500	116,774
Himax Technologies, Inc. ADR (b)	22,023	129,495
Hiwin Technologies Corp.	46,446	384,096
Hocheng Corp.	1,271,000	367,983
Holy Stone Enterprise Co., Ltd.	57,000	255,756
Hon Hai Precision Industry Co., Ltd.	4,594,495	11,917,728
Hong TAI Electric Industrial	842,000	284,040
Hota Industrial Manufacturing Co., Ltd.	9,574	41,390
Hotai Motor Co., Ltd.	72,433	620,353
HTC Corp. (a)	419,198	557,411
Hua Nan Financial Holdings Co., Ltd.	3,958,128	2,398,237
Hung Sheng Construction, Ltd.	514,800	510,872
Ibase Technology, Inc.	789,222	1,040,389
Innolux Corp.	1,698,820	589,771
Iron Force Industrial Co., Ltd.	6,000	14,915
Janfusun Fancyworld Corp. (a)	800,112	53,458
KEE TAI Properties Co., Ltd.	412,000	194,308
Kenda Rubber Industrial Co., Ltd.	4,766	4,761
Kerry TJ Logistics Co., Ltd.	418,000	544,866
Kindom Construction Corp.	361,000	257,156
Kung Long Batteries Industrial Co., Ltd.	9,000	42,299
Kuoyang Construction Co., Ltd.	412,036	165,986
Kwong Fong Industries Corp.	55,776	28,223
Land Mark Optoelectronics Corp.	14,600	136,518
Largan Precision Co., Ltd.	28,000	3,333,442
Laser Tek Taiwan Co., Ltd.	89,000	109,308
Leatec Fine Ceramics Co., Ltd.	139,000	100,154
Leofoo Development Co., Ltd. (a)	859,645	176,811
Li Cheng Enterprise Co., Ltd.	9,778	15,244
Lite-On Technology Corp.	1,212,265	1,524,612
Long Bon International Co., Ltd.	11,275	5,853
Long Chen Paper Co., Ltd.	1,714,165	1,187,390
Machvision, Inc.	15,000	181,771
Macroblock, Inc.	30,000	102,185
Macronix International	360,221	300,253
Makalot Industrial Co., Ltd.	4,139	20,537
MediaTek, Inc.	418,329	3,377,267

88

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Medigen Biotechnology Corp. (a)	5,248	$ 8,474
Mega Financial Holding Co., Ltd.	2,547,333	2,294,293
Merida Industry Co., Ltd.	2,100	9,835
Merry Electronics Co., Ltd.	13,356	60,584
Micro-Star International Co., Ltd.	120,000	324,239
Mosel Vitelic, Inc. (a)	759	845
Namchow Holdings Co., Ltd.	417,000	699,257
Nan Ya Plastics Corp.	1,709,486	4,747,795
Nanya Technology Corp.	59,982	114,137
National Petroleum Co., Ltd.	1,589,882	2,090,648
Neo Solar Power Corp. (a)	63,938	21,988
New Era Electronics Co., Ltd.	70,000	39,318
Newmax Technology Co., Ltd. (a)	67,185	153,368
Nexcom International Co., Ltd.	435,638	350,987
Novatek Microelectronics Corp.	337,225	1,667,736
OBI Pharma, Inc. (a)	3,000	14,296
On-Bright Electronics, Inc.	19,000	114,499
Pacific Hospital Supply Co., Ltd.	68,000	156,342
Pan Jit International, Inc. (a)	111,000	117,606
Parade Technologies, Ltd.	4,000	60,918
PChome Online, Inc. (a)	3,519	15,962
Pegatron Corp.	419,686	839,839
Phytohealth Corp. (a)	9,000	6,500
Pihsiang Machinery Manufacturing Co., Ltd. (d)	51,000	—
Pou Chen Corp.	1,516,462	1,601,739
Powertech Technology, Inc.	431,285	1,176,630
President Chain Store Corp.	22,000	258,311
Promate Electronic Co., Ltd.	421,000	393,658
ProMOS Technologies, Inc. (a)(d)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	130,285
Quanta Computer, Inc.	1,628,664	2,837,747
Radiant Opto-Electronics Corp.	14,000	31,638
Ritek Corp. (a)	387,000	173,645
Sampo Corp.	1,472,000	650,837
Sesoda Corp.	503,574	447,779
Shih Wei Navigation Co., Ltd. (a)	850,321	223,351
Shin Kong Financial Holding Co., Ltd.	2,082,223	814,940
Silicon Motion Technology Corp. ADR	6,013	322,898
Sinbon Electronics Co., Ltd.	439,068	1,225,186
Sino-American Silicon Products, Inc. (a)	160,000	410,834
Sinon Corp.	843,000	474,883
SinoPac Financial Holdings Co., Ltd.	5,572,165	2,034,836
Sinphar Pharmaceutical Co., Ltd.	484,524	326,899
Solar Applied Materials Technology Co. (a)	662,418	466,446
Solartech Energy Corp. (a)(e)	10,041	4,040
Security Description	Shares	Value
Stark Technology, Inc.	276,747	$ 346,240
Supreme Electronics Co., Ltd.	1,202,818	1,181,821
Ta Ya Electric Wire & Cable	2,552,000	1,082,383
TA-I Technology Co., Ltd.	80,000	175,024
TaiMed Biologics, Inc. (a)	23,000	141,994
Taimide Tech, Inc.	59,000	111,109
Tainan Enterprises Co., Ltd.	356,000	233,190
Taishin Financial Holding Co., Ltd.	5,262,016	2,541,995
Taisun Enterprise Co., Ltd.	923,000	563,782
Taiwan Cement Corp.	2,258,886	3,040,652
Taiwan Chinsan Electronic Industrial Co., Ltd.	77,654	113,558
Taiwan Cogeneration Corp.	358,000	314,230
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	47,005
Taiwan FU Hsing Industrial Co., Ltd.	350,000	397,193
Taiwan Land Development Corp. (a)	1,302,750	386,136
Taiwan Mobile Co., Ltd.	4,000	14,345
Taiwan Paiho, Ltd.	360,433	715,365
Taiwan Pulp & Paper Corp.	2,100,000	1,234,566
Taiwan Sakura Corp.	446,200	553,859
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	151,421	6,686,751
Taiwan Semiconductor Manufacturing Co., Ltd.	4,635,500	39,852,578
Taiwan TEA Corp.	780,913	397,707
Taiwan Union Technology Corp.	369,472	1,228,225
Taiyen Biotech Co., Ltd.	411,500	418,468
Tatung Co., Ltd. (a)	1,189,885	1,570,509
TCI Co., Ltd.	18,000	289,457
Teapo Electronic Corp.	69,000	102,936
TPK Holding Co., Ltd.	8,000	13,729
Transasia Airways Corp. (d)	361,784	—
Tripod Technology Corp.	431,320	1,176,725
TrueLight Corp. (a)	9,100	8,554
Tul Corp.	48,000	110,202
Tung Thih Electronic Co., Ltd.	5,000	13,117
Uni-President Enterprises Corp.	843,993	2,203,067
United Microelectronics Corp. ADR	1,429,678	3,688,569
Unity Opto Technology Co., Ltd. (a)	12,759	4,325
Ve Wong Corp.	419,000	348,561
Visual Photonics Epitaxy Co., Ltd.	414,151	1,032,224
Wafer Works Corp.	177,000	252,170
Walsin Lihwa Corp.	179,000	120,475
Walsin Technology Corp.	100,000	697,606
Wei Chuan Foods Corp. (a)	345,000	252,538
Wei Mon Industry Co., Ltd. (a)(d)	240,450	—
Weikeng Industrial Co., Ltd.	447,165	302,425
Win Semiconductors Corp.	106,000	466,937
Winbond Electronics Corp.	371,670	176,505
Wistron Corp.	1,246,476	812,396
Wiwynn Corp.	21,733	204,290

89

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Yageo Corp.	89,858	$ 1,350,828
Young Optics, Inc. (a)	43,000	126,466
Yulon Finance Corp	9,000	30,066
Zeng Hsing Industrial Co., Ltd.	70,350	327,177
Zenitron Corp.	860,000	635,149
		219,900,638
THAILAND — 3.3%
Advanced Info Service PCL (e)	643,642	4,000,372
Airports of Thailand PCL (e)	1,134,400	2,297,563
Bangkok Dusit Medical Services PCL (e)	332,300	262,018
Bangkok Expressway & Metro PCL (e)	14,678,756	3,948,830
Bangkok Land PCL (e)	4,523,800	250,390
Bank of Ayudhya PCL	147,200	182,066
Banpu PCL (e)	1,414,960	835,675
Beauty Community PCL	624,800	233,769
BEC World PCL (e)	170,600	36,663
BTS Group Holdings PCL (e)	212,000	60,965
Bumrungrad Hospital PCL (e)	43,800	251,911
Central Pattana PCL (e)	338,400	868,497
Central Plaza Hotel PCL (e)	252,500	325,970
CH Karnchang PCL (e)	42,548	35,851
Charoen Pokphand Foods PCL (e)	127,200	99,314
CP ALL PCL (e)	1,179,000	2,515,492
Electricity Generating PCL (e)	428,331	3,125,730
Energy Absolute PCL	79,200	118,163
IRPC PCL (e)	5,881,758	1,236,733
Jasmine International PCL (e)	1,776,741	304,914
Kasikornbank PCL	378,300	2,550,074
Krung Thai Bank PCL (e)	293,200	183,137
Land & Houses PCL (e)	453,700	161,334
Minor International PCL (e)	49,028	62,157
Pruksa Holding PCL (e)	170,100	111,507
PTT Exploration & Production PCL (e)	633,933	3,038,331
PTT Global Chemical PCL (e)	134,400	337,662
PTT PCL (e)	3,226,726	5,412,798
Quality Houses PCL (e)	1,582,683	169,328
Sansiri PCL (e)	1,648,933	84,639
Siam Cement PCL	254,523	3,699,005
Siam Commercial Bank PCL (e)	758,202	3,493,262
Siam Future Development PCL (e)	1,146,613	310,231
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	557,966	346,788
Thai Airways International PCL (a)(e)	417,400	194,890
Thai Beverage PCL (b)	2,578,500	1,283,258
Thai Oil PCL (e)	679,795	1,860,292
Thaicom PCL (e)	255,400	76,604
Tisco Financial Group PCL (e)	891,118	2,307,704
TMB Bank PCL (e)	25,418,500	1,807,747
Total Access Communication PCL (e)	43,300	62,594
True Corp. PCL (e)	3,271,110	611,942
Security Description	Shares	Value
TTCL PCL (a)(e)	43,100	$ 14,527
U City PCL (a)(e)	53,723,500	49,836
		49,220,533
TURKEY — 0.8%
Akbank T.A.S.	665,360	766,449
Anadolu Efes Biracilik Ve Malt Sanayii A/S	143,011	501,835
Aselsan Elektronik Sanayi Ve Ticaret A/S	39,491	181,306
BIM Birlesik Magazalar A/S	26,068	353,009
Coca-Cola Icecek A/S	2,975	16,719
Dogan Sirketler Grubu Holding A/S (a)	949,992	170,791
Eregli Demir ve Celik Fabrikalari TAS	983,870	1,806,483
Haci Omer Sabanci Holding A/S	354,922	450,794
KOC Holding A/S	532,718	1,512,854
Migros Ticaret A/S (a)	5,528	14,889
Tupras Turkiye Petrol Rafinerileri A/S	56,734	1,267,408
Turk Hava Yollari AO (a)	174,725	555,241
Turkcell Iletisim Hizmetleri A/S	305,935	587,700
Turkiye Garanti Bankasi A/S	1,320,102	1,694,270
Turkiye Halk Bankasi A/S	68,111	75,852
Turkiye Is Bankasi A/S Class C	831,133	611,524
Turkiye Vakiflar Bankasi TAO Class D	116,143	73,275
Ulker Biskuvi Sanayi A/S (a)	183,638	517,536
Yapi ve Kredi Bankasi A/S (a)	1,083,024	338,935
		11,496,870
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	600,014	1,295,411
Agthia Group PJSC	35,539	43,153
Air Arabia PJSC	1,386,132	362,284
Ajman Bank PJSC	583,479	155,677
Al Waha Capital PJSC	260,862	132,808
Aldar Properties PJSC	1,162,871	579,370
Arabtec Holding PJSC	184,122	96,747
Bank of Sharjah (a)	225,237	66,227
DAMAC Properties Dubai Co. PJSC	963,759	535,269
Depa, Ltd.	121,715	31,480
Deyaar Development PJSC (a)	880,250	103,290
DP World, Ltd.	47,456	906,410
Dubai Financial Market PJSC	530,572	132,172
Dubai Investments PJSC	475,401	243,327
Emaar Malls PJSC	283,073	141,034
Emaar Properties PJSC	1,004,156	1,353,255
Eshraq Properties Co. PJSC (a)	676,393	99,625
First Abu Dhabi Bank PJSC	500,911	1,950,158
Gulf General Investment Co. (a)	465,033	33,171
Gulf Pharmaceutical Industries PSC	85,072	46,322
Invest bank PSC (a)(e)	59,797	38,258

90

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
National Central Cooling Co. PJSC	770,472	$ 331,426
Orascom Construction, Ltd.	3,356	24,834
RAK Properties PJSC	1,048,204	171,226
Ras Al Khaimah Ceramics	85,423	54,188
SHUAA Capital PSC	1,440,390	392,151
Union National Bank PJSC	220,078	295,391
Union Properties PJSC (a)	416,067	77,481
		9,692,145
UNITED KINGDOM — 0.0% (f)
Tiso Blackstar Group SE (a)	837	171
TOTAL COMMON STOCKS (Cost $1,600,063,927)		1,471,233,799

PREFERRED STOCKS — 0.0% (f)
SOUTH AFRICA — 0.0% (f)
Zambezi Platinum RF, Ltd. Preference Shares (a) (Cost $147,392)	32,130	139,634
WARRANTS — 0.0% (f)
INDONESIA — 0.0% (f)
Medco Energi Internasional Tbk PT (expiring 12/11/20) (a)	1,696,566	40,076
MALAYSIA — 0.0% (f)
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	11,698
SOUTH AFRICA — 0.0% (f)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	85
THAILAND — 0.0% (f)
BTS Group Holdings PCL (expiring 8/1/19) (a) (e)	23,056	—
TTCL PCL (expiring 6/28/21) (a)	9,560	470
		470
TOTAL WARRANTS (Cost $0)		52,329
RIGHTS — 0.0% (f)
HONG KONG — 0.0% (f)
Munsun Capital Group, Ltd. (expired 9/18/18) (a) (b) (e) (Cost $6,704)	286,666	1,099
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (h) (i)	6,996,511	$ 6,996,511
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	23,721,708	23,721,708
TOTAL SHORT-TERM INVESTMENTS (Cost $30,718,219)		30,718,219
TOTAL INVESTMENTS — 101.1% (Cost $1,630,936,242)		1,502,145,080
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(15,896,847)
NET ASSETS — 100.0%		$ 1,486,248,233

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of these securities is $5,475, representing less than 0.05% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $41,995,924 representing 2.8% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIC	= Real Estate Investment Company
REIT	= Real Estate Investment Trust

At September 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Index Futures	13	10/30/2018	$528,824	$533,843	$5,019
91

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

During the period ended September 30, 2018, average notional value related to futures contracts was $520,350 or less than 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 104,598,716	$ —	$ —	$ 104,598,716
Chile	20,368,277	—	—	20,368,277
China	470,231,869	156,023	5,475	470,393,367
Colombia	7,939,244	—	—	7,939,244
Czech Republic	4,344,877	—	—	4,344,877
Egypt	5,291,277	—	—	5,291,277
Greece	3,765,032	15,686	—	3,780,718
Hong Kong	18,094,093	9,292	0(a)	18,103,385
Hungary	9,033,321	—	—	9,033,321
India	188,770,949	72,987	0(a)	188,843,936
Indonesia	37,191,797	26,868	0(a)	37,218,665
Macau	2,460	—	—	2,460
Malaysia	37,220,070	119	—	37,220,189
Mexico	51,499,469	864,142	—	52,363,611
Monaco	143,010	—	—	143,010
Netherlands	474,936	—	—	474,936
Peru	12,270,044	—	—	12,270,044
Philippines	18,395,254	—	—	18,395,254
Poland	17,561,578	—	—	17,561,578
Qatar	10,230,330	—	—	10,230,330
Russia	64,210,359	—	—	64,210,359
Singapore	80,273	—	—	80,273
South Africa	98,055,615	—	—	98,055,615
Taiwan	219,896,598	4,040	0(a)	219,900,638
Thailand	8,413,123	40,807,410	—	49,220,533
Turkey	11,496,870	—	—	11,496,870
United Arab Emirates	9,653,887	38,258	—	9,692,145
United Kingdom	171	—	—	171
Preferred Stocks
South Africa	139,634	—	—	139,634
Warrants
Indonesia	40,076	—	—	40,076
Malaysia	11,698	—	—	11,698
South Africa	85	—	—	85
Thailand	470	—	—	470
Rights
Hong Kong	—	1,099	—	1,099
Short-Term Investments	30,718,219	—	—	30,718,219
TOTAL INVESTMENTS	$1,460,143,681	$41,995,924	$5,475	$1,502,145,080
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	5,019	—	—	5,019
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,460,148,700	$41,995,924	$5,475	$1,502,150,099

92

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$163,658,325	$156,661,814	$—	$—	6,996,511	$ 6,996,511	$ 64,763	$—
State Street Navigator Securities Lending Government Money Market Portfolio	8,647,800	8,647,800	211,830,114	196,756,206	—	—	23,721,708	23,721,708	379,768	—
Total		$8,647,800	$375,488,439	$353,418,020	$—	$—		$30,718,219	$444,531	$—
93	ARSPEM

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 5.8%
88 Energy, Ltd. (a)	5,148,583	$ 78,230
Abacus Property Group REIT	49,866	123,035
AGL Energy, Ltd.	113,660	1,603,655
Alumina, Ltd.	1,119,270	2,243,279
Amcor, Ltd.	310,550	3,073,876
AMP, Ltd.	629,336	1,452,586
Ansell, Ltd.	99,164	1,811,691
APA Group	460,028	3,321,877
Aristocrat Leisure, Ltd.	201,227	4,140,803
ASX, Ltd.	34,570	1,592,336
Atlassian Corp. PLC Class A (a)	19,557	1,880,210
Aurizon Holdings, Ltd.	371,994	1,106,233
Australia & New Zealand Banking Group, Ltd.	466,278	9,507,244
Bendigo & Adelaide Bank, Ltd.	97,499	758,363
BHP Billiton PLC	318,434	6,939,720
BHP Billiton, Ltd.	532,429	13,340,831
BlueScope Steel, Ltd.	143,118	1,758,331
Boral, Ltd.	115,814	579,039
Brambles, Ltd.	452,691	3,570,237
BWP Trust REIT	690,269	1,668,144
Caltex Australia, Ltd.	45,638	987,339
carsales.com, Ltd.	61,367	642,055
Challenger, Ltd.	112,476	911,479
CIMIC Group, Ltd.	20,091	746,613
Coca-Cola Amatil, Ltd.	106,829	754,410
Cochlear, Ltd.	9,332	1,354,756
Commonwealth Bank of Australia	285,335	14,742,895
Computershare, Ltd.	81,887	1,182,025
CSL, Ltd.	86,164	12,537,999
CSR, Ltd.	399,086	1,088,621
Dexus REIT	185,431	1,416,821
Domain Holdings Australia, Ltd.	27,330	69,211
Eden Innovations, Ltd. (a)	8,302	258
Fairfax Media, Ltd.	273,729	163,397
Fortescue Metals Group, Ltd.	289,738	821,789
Goodman Group REIT	267,592	2,005,864
GPT Group REIT	298,067	1,123,622
GWA Group, Ltd.	370,841	837,165
Harvey Norman Holdings, Ltd. (b)	98,940	251,990
Healthscope, Ltd.	350,142	532,025
Iluka Resources, Ltd.	91,499	658,731
Incitec Pivot, Ltd.	283,170	815,453
Infigen Energy (a)(b)	265,352	113,277
Ingenia Communities Group REIT	247,757	537,794
Insurance Australia Group, Ltd.	719,554	3,811,037
LendLease Group	95,415	1,357,278
Macquarie Group, Ltd.	76,112	6,941,131
Medibank Pvt, Ltd.	465,405	979,925
Mirvac Group REIT	304,600	531,148
National Australia Bank, Ltd.	414,825	8,347,081
Newcrest Mining, Ltd.	147,193	2,067,195
Northern Star Resources, Ltd.	123,289	740,408
Security Description	Shares	Value
Oil Search, Ltd.	197,629	$ 1,291,240
OneMarket, Ltd.	1,988	1,554
Orica, Ltd.	51,636	636,262
Origin Energy, Ltd. (a)	380,472	2,273,900
Orora, Ltd.	318,724	765,635
OZ Minerals, Ltd.	81,015	546,910
Perpetual, Ltd.	51,206	1,577,223
Qantas Airways, Ltd.	171,077	730,319
QBE Insurance Group, Ltd.	228,379	1,837,510
Ramsay Health Care, Ltd.	21,824	867,387
REA Group, Ltd.	8,798	547,013
Resapp Health, Ltd. (a)	16,121	2,450
Santos, Ltd.	424,107	2,227,823
Scentre Group REIT	883,445	2,537,691
SEEK, Ltd.	59,897	899,707
Sonic Healthcare, Ltd.	103,459	1,864,707
South32, Ltd. (c)	308,468	862,440
South32, Ltd. (c)	534,624	1,516,363
Stockland REIT	420,778	1,263,484
Suncorp Group, Ltd.	217,454	2,275,120
Sydney Airport	187,678	935,624
Tabcorp Holdings, Ltd.	521,006	1,835,864
Telstra Corp., Ltd.	732,946	1,691,731
TPG Telecom, Ltd. (b)	39,746	245,595
Transurban Group Stapled Security	364,996	2,963,123
Treasury Wine Estates, Ltd.	211,651	2,678,421
Vicinity Centres REIT	552,092	1,046,602
Wesfarmers, Ltd.	199,844	7,208,169
Westpac Banking Corp.	539,940	10,911,517
Woodside Petroleum, Ltd.	172,447	4,813,784
Woolworths Group, Ltd.	276,774	5,623,298
WorleyParsons, Ltd.	91,014	1,345,381
		195,444,359
AUSTRIA — 0.3%
ams AG (a)(b)	10,329	580,107
ANDRITZ AG	6,013	350,951
Erste Group Bank AG (a)	59,656	2,479,211
OMV AG	59,187	3,326,603
Raiffeisen Bank International AG	22,357	643,998
Voestalpine AG	52,731	2,413,133
		9,794,003
BELGIUM — 1.1%
Ackermans & van Haaren NV	3,798	661,265
Aedifica SA REIT	12,076	1,089,841
Ageas	78,022	4,196,729
Anheuser-Busch InBev SA	163,975	14,326,167
Bekaert SA	16,452	409,314
Celyad SA (a)(b)	4,229	111,895
Colruyt SA (b)	10,462	592,391
Galapagos NV (a)	7,178	812,214
Gimv NV	3,240	177,061
Groupe Bruxelles Lambert SA	13,640	1,430,610
KBC Group NV	57,101	4,251,290
Proximus SADP	24,013	573,999
Solvay SA	12,537	1,681,879

94

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
UCB SA	39,417	$ 3,543,591
Umicore SA	33,290	1,862,557
		35,720,803
BERMUDA — 0.0% (d)
China Eco-Farming, Ltd. (a)	7,760,000	58,511
CANADA — 8.2%
AGF Management, Ltd. Class B	112,000	529,414
Agnico Eagle Mines, Ltd. (b)	38,452	1,312,473
Aimia, Inc. (a)(b)	71,995	252,311
Air Canada (a)	44,421	948,491
Alamos Gold, Inc. Class A (b)	64,579	296,266
Algonquin Power & Utilities Corp. (b)	44,950	464,592
Alimentation Couche-Tard, Inc. Class B	70,865	3,542,154
AltaGas, Ltd. (b)	24,550	390,301
Aphria, Inc. (a)(b)	15,535	216,331
ARC Resources, Ltd.	62,729	698,822
Atco, Ltd. Class I	12,537	366,139
Athabasca Oil Corp. (a)	57,680	70,951
Aurora Cannabis, Inc. (a)(b)	62,512	600,165
Australis Capital, Inc. (a)	1,711	3,058
B2Gold Corp. (a)(b)	186,927	425,163
Badger Daylighting, Ltd. (b)	10,972	251,254
Bank of Montreal	101,593	8,373,602
Bank of Nova Scotia	201,470	11,999,981
Barrick Gold Corp.	202,965	2,243,826
BCE, Inc.	46,110	1,866,731
BlackBerry, Ltd. (a)	108,714	1,229,614
Bombardier, Inc. Class B (a)	404,024	1,437,808
Brookfield Asset Management, Inc. Class A	177,384	7,889,375
CAE, Inc.	48,471	983,220
Cameco Corp.	112,330	1,280,072
Canadian Imperial Bank of Commerce (b)	74,670	6,991,575
Canadian National Railway Co.	131,795	11,817,299
Canadian Natural Resources, Ltd.	219,671	7,171,682
Canadian Pacific Railway, Ltd.	33,458	7,072,358
Canadian Solar, Inc. (a)(b)	7,642	110,809
Canadian Tire Corp., Ltd. Class A (b)	14,163	1,658,230
Canadian Utilities, Ltd. Class A (b)	19,654	482,911
Canadian Western Bank	74,604	1,968,123
Canopy Growth Corp. (a)(b)	28,928	1,404,326
CCL Industries, Inc. Class B	20,257	912,396
Cenovus Energy, Inc.	129,412	1,298,525
CES Energy Solutions Corp. (b)	52,731	173,785
CGI Group, Inc. Class A (a)	71,425	4,601,790
CI Financial Corp.	40,561	643,591
Cineplex, Inc. (b)	10,462	283,282
Constellation Software, Inc.	3,311	2,433,096
Crescent Point Energy Corp. (b)	119,654	760,913
CT Real Estate Investment Trust	49,006	487,179
Detour Gold Corp. (a)	32,394	261,638
Security Description	Shares	Value
Dollarama, Inc.	57,283	$ 1,803,222
ECN Capital Corp.	43,091	125,679
eCobalt Solutions, Inc. (a)(b)	192,336	123,502
Eldorado Gold Corp. (a)(b)	87,302	76,320
Element Fleet Management Corp. (b)	64,791	333,328
Emera, Inc. (b)	24,577	763,587
Empire Co., Ltd. Class A	27,112	493,746
Enbridge Income Fund Holdings, Inc. (b)	16,328	396,263
Enbridge, Inc.	267,410	8,622,659
Encana Corp.	158,681	2,078,345
Enerplus Corp. (b)	26,263	324,072
Exchange Income Corp. (b)	23,994	613,865
Fairfax Financial Holdings, Ltd.	6,484	3,520,101
Finning International, Inc.	23,450	572,372
Firm Capital Mortgage Investment Corp.	97,860	998,587
First Capital Realty, Inc.	22,524	339,794
First Majestic Silver Corp. (a)(b)	46,206	262,022
First Mining Gold Corp. (a)	4,676	1,212
First Quantum Minerals, Ltd.	112,512	1,280,405
Fortis, Inc. (b)	68,130	2,207,399
Franco-Nevada Corp.	28,638	1,790,152
George Weston, Ltd.	7,724	584,230
Gildan Activewear, Inc.	38,997	1,185,658
Goldcorp, Inc.	157,836	1,606,933
Gran Tierra Energy, Inc. (a)	84,013	319,777
Great-West Lifeco, Inc.	51,082	1,238,519
H&R Real Estate Investment Trust	22,524	346,242
Home Capital Group, Inc. (a)(b)	11,485	133,278
Husky Energy, Inc.	100,525	1,763,815
Hydro One, Ltd. (b)(e)	27,981	425,148
IAMGOLD Corp. (a)(b)	142,036	521,949
Imperial Oil, Ltd. (b)	41,580	1,344,611
Industrial Alliance Insurance & Financial Services, Inc.	16,981	678,531
Innergex Renewable Energy, Inc. (b)	85,007	853,621
Intact Financial Corp.	23,610	1,961,716
Inter Pipeline, Ltd.	56,566	980,256
International Petroleum Corp. (a)	12,556	82,171
K-Bro Linen, Inc. (b)	23,414	694,486
Keyera Corp.	28,937	774,802
Kinross Gold Corp. (a)	184,552	502,571
Linamar Corp. (b)	8,275	380,973
Loblaw Cos., Ltd.	31,935	1,639,491
Lundin Mining Corp.	124,138	656,896
Magna International, Inc.	65,989	3,463,835
Manulife Financial Corp.	349,592	6,244,839
Maxar Technologies, Ltd. (b)	7,642	251,501
Methanex Corp. (b)	14,171	1,117,805
Metro, Inc.	41,283	1,283,267
National Bank of Canada	62,995	3,143,902
New Gold, Inc. (a)(b)	100,553	79,347
Nutrien, Ltd. (b)	141,267	8,150,776

95

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Obsidian Energy, Ltd. (a)(b)	85,789	$ 80,307
Onex Corp.	13,680	934,825
Open Text Corp.	36,720	1,396,246
Pan American Silver Corp.	25,094	369,635
Parex Resources, Inc. (a)	61,213	1,039,475
Pembina Pipeline Corp.	66,190	2,247,470
Pengrowth Energy Corp. (a)(b)	77,304	66,982
Peyto Exploration & Development Corp. (b)	22,353	192,472
Power Corp. of Canada	62,729	1,361,733
Power Financial Corp.	52,234	1,195,733
PrairieSky Royalty, Ltd. (b)	34,554	606,553
Precision Drilling Corp. (a)	52,075	179,680
Quebecor, Inc. Class B	27,783	556,692
Restaurant Brands International, Inc. (b)	38,436	2,274,165
RioCan Real Estate Investment Trust	26,218	500,588
Ritchie Bros Auctioneers, Inc.	17,998	648,992
Rogers Communications, Inc. Class B	94,877	4,875,970
Royal Bank of Canada	238,254	19,084,650
Russel Metals, Inc.	9,891	205,074
Saputo, Inc.	44,099	1,310,756
Secure Energy Services, Inc. (b)	28,900	189,149
SEMAFO, Inc. (a)(b)	77,531	182,341
Seven Generations Energy, Ltd. Class A (a)	29,334	349,484
Shaw Communications, Inc. Class B (b)	137,164	2,670,910
Sherritt International Corp. (a)(b)	118,548	72,453
Shopify, Inc. Class A (a)	15,164	2,490,575
SNC-Lavalin Group, Inc.	33,413	1,361,491
Stantec, Inc. (b)	13,065	324,755
Stars Group, Inc. (a)	31,206	774,477
Sun Life Financial, Inc.	130,025	5,165,390
Suncor Energy, Inc.	323,772	12,519,050
Teck Resources, Ltd. Class B	98,864	2,380,966
TELUS Corp.	79,090	2,913,101
Thomson Reuters Corp.	71,319	3,252,005
TMX Group, Ltd.	8,232	552,090
Toromont Industries, Ltd.	13,065	674,880
Toronto-Dominion Bank	331,010	20,099,779
Tourmaline Oil Corp.	21,320	375,071
TransCanada Corp. (b)	149,150	6,030,155
Trinidad Drilling, Ltd. (a)(b)	38,298	54,813
Turquoise Hill Resources, Ltd. (a)	160,158	340,735
Vermilion Energy, Inc. (b)	18,665	614,562
Waste Connections, Inc. (b)	43,251	3,445,090
West Fraser Timber Co., Ltd. (b)	7,028	399,681
Wheaton Precious Metals Corp.	67,075	1,172,749
Whitecap Resources, Inc.	60,693	368,121
Yamana Gold, Inc. (b)	196,624	489,811
Yellow Pages, Ltd. (a)(b)	245	1,649
		275,736,531
Security Description	Shares	Value
CAYMAN ISLANDS — 0.0% (d)
China Netcom Technology Holdings, Ltd. (a)	1,130,000	$ 12,708
CHILE — 0.0% (d)
Antofagasta PLC	57,804	644,493
CHINA — 0.1%
APT Satellite Holdings, Ltd. (b)	420,000	151,363
BOC Hong Kong Holdings, Ltd.	563,500	2,678,910
China Everbright Water, Ltd.	4,900	1,273
Chong Hing Bank, Ltd. (b)	1,385	2,499
CKH Food & Health, Ltd. (a)(b)	293,015	124,682
ENN Energy Holdings, Ltd.	41,200	358,036
Fortunet e-Commerce Group, Ltd. (a)	643,000	57,521
Fosun International, Ltd.	311,000	548,480
HC Group, Inc. (a)(b)	248,500	173,079
Sino Grandness Food Industry Group, Ltd. (a)	15,400	2,254
		4,098,097
DENMARK — 1.4%
Ambu A/S Class B	6,107	146,769
AP Moller - Maersk A/S Class A	541	709,918
AP Moller - Maersk A/S Class B	1,083	1,521,515
Bavarian Nordic A/S (a)	6,645	175,224
Carlsberg A/S Class B	17,464	2,095,566
Chr. Hansen Holding A/S	16,350	1,660,377
Coloplast A/S Class B	14,698	1,503,601
Danske Bank A/S	168,590	4,429,841
DSV A/S	29,573	2,689,983
FLSmidth & Co. A/S	30,939	1,926,113
Genmab A/S (a)	9,210	1,448,846
GN Store Nord A/S	24,080	1,173,555
H&H International A/S Class B (a)	15,407	281,726
ISS A/S	30,149	1,061,262
Jyske Bank A/S	8,117	393,312
NNIT A/S (e)	1,575	43,715
Novo Nordisk A/S Class B	329,783	15,532,857
Novozymes A/S Class B	36,750	2,018,278
Orsted A/S (e)	33,945	2,306,760
Pandora A/S (b)	20,720	1,294,445
SimCorp A/S	6,595	571,125
TK Development A/S (a)	288	258
Vestas Wind Systems A/S	45,514	3,079,471
Zealand Pharma A/S (a)(b)	16,164	264,854
		46,329,371
FINLAND — 0.9%
Amer Sports Oyj (a)	22,523	920,848
Caverion Oyj (a)(b)	44,032	351,865
Elisa Oyj	25,668	1,089,082
Fortum Oyj	75,583	1,895,378
Huhtamaki Oyj (b)	15,603	500,373
Kemira Oyj	16,568	223,420
Kesko Oyj Class B	12,602	684,875
Kone Oyj Class B	64,585	3,452,211

96

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Konecranes Oyj	11,523	$ 441,403
Metsa Board Oyj	32,311	326,879
Metso Oyj	21,275	754,671
Neste Oyj	21,295	1,761,070
Nokia Oyj (c)	666,133	3,696,028
Nokia Oyj (c)	357,753	1,987,895
Nokian Renkaat Oyj	18,664	765,025
Orion Oyj Class B	16,928	641,370
Sampo Oyj Class A	80,057	4,147,183
Sanoma Oyj	13,240	130,331
Stockmann Oyj Abp Class B (a)(b)	77	348
Stora Enso Oyj Class R	94,528	1,808,860
Tikkurila Oyj	6,000	94,081
UPM-Kymmene Oyj	86,700	3,403,728
Valmet Oyj	22,144	494,086
Wartsila OYJ Abp (b)	75,592	1,474,163
YIT Oyj (b)	20,966	146,843
		31,192,016
FRANCE — 8.2%
Accor SA	59,368	3,049,230
Adocia (a)(b)	4,926	94,177
Aeroports de Paris	5,432	1,223,367
Air Liquide SA	66,952	8,810,742
Airbus SE	105,203	13,218,864
Albioma SA	52,358	1,198,032
Alstom SA	52,839	2,362,226
Arkema SA	7,182	890,080
Atos SE	14,004	1,667,228
AXA SA	290,874	7,821,228
BNP Paribas SA	184,180	11,275,986
Bollore SA	89,191	385,374
Bourbon Corp. (a)(b)	65,119	415,240
Bouygues SA	54,364	2,350,842
Bureau Veritas SA	37,371	964,924
Capgemini SE	26,274	3,308,069
Carrefour SA	157,953	3,027,129
Casino Guichard Perrachon SA (b)	23,456	986,782
CGG SA (a)	27,570	77,110
Christian Dior SE	472	202,296
Cie de Saint-Gobain	110,316	4,759,462
Cie Generale des Etablissements Michelin SCA	25,706	3,073,830
Cie Plastic Omnium SA	12,043	454,328
Covivio REIT	8,729	909,951
Credit Agricole SA	200,895	2,890,142
Danone SA	107,711	8,344,589
Dassault Systemes SE	17,013	2,544,176
Edenred	64,175	2,447,123
Eiffage SA	8,801	982,982
Electricite de France SA	70,398	1,236,730
Elis SA	30,687	722,839
Engie SA	273,235	4,019,394
Essilor International Cie Generale d'Optique SA	33,933	5,023,208
Eutelsat Communications SA	14,263	337,293
Faurecia SA	9,312	560,695
Security Description	Shares	Value
Gecina SA REIT	7,205	$ 1,203,405
Getlink	68,196	871,306
Groupe Fnac SA (a)(c)	5,248	414,193
Groupe Fnac SA (a)(c)	1,233	98,316
Hermes International	6,006	3,980,486
Iliad SA	3,793	495,626
Ingenico Group SA	8,862	673,588
Ipsen SA	5,970	1,004,065
Kering SA	12,596	6,754,786
Klepierre SA REIT	31,810	1,128,001
Lagardere SCA	52,095	1,604,075
Legrand SA	45,743	3,335,531
L'Oreal SA	40,102	9,674,345
LVMH Moet Hennessy Louis Vuitton SE	42,348	14,982,416
Nanobiotix (a)	14,071	262,803
Natixis SA	78,402	532,177
Nexans SA (b)	16,367	514,798
Onxeo SA (a)	651	797
Orange SA	349,623	5,577,604
Orpea	7,653	990,230
Pernod Ricard SA	35,041	5,750,925
Peugeot SA	101,033	2,726,035
Publicis Groupe SA	56,140	3,356,835
Renault SA	40,337	3,490,430
Rexel SA	49,496	743,628
Rubis SCA	15,127	819,114
Safran SA	57,255	8,026,750
Sanofi	201,471	17,915,689
Schneider Electric SE (c)	98,545	7,932,076
Schneider Electric SE (c)	2,000	161,007
SCOR SE	30,656	1,424,277
SEB SA	4,382	746,149
Societe BIC SA	4,428	405,535
Societe Generale SA	139,363	5,984,336
Sodexo SA	16,925	1,795,596
Suez	65,283	928,112
Technicolor SA (a)(b)	79,453	95,238
Teleperformance	9,754	1,841,006
Television Francaise 1	19,755	208,574
Thales SA	16,962	2,410,461
TOTAL SA	430,363	27,912,541
Ubisoft Entertainment SA (a)	26,561	2,882,062
Unibail-Rodamco-Westfield (c)	122,431	1,250,820
Unibail-Rodamco-Westfield (c)	16,360	3,291,550
Valeo SA	64,288	2,792,676
Vallourec SA (a)	83,388	490,087
Veolia Environnement SA	143,673	2,868,601
Vinci SA	78,829	7,509,739
Vivendi SA	200,950	5,174,552
Wendel SA	4,880	726,653
		277,395,270
GERMANY — 7.4%
1&1 Drillisch AG	7,163	348,601
Aareal Bank AG	8,277	346,287
adidas AG	33,302	8,157,666
Allianz SE	71,864	16,026,241
Aurubis AG	4,865	340,398

97

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Axel Springer SE	10,383	$ 698,868
BASF SE	151,212	13,444,681
Bayer AG	151,616	13,473,557
Bayerische Motoren Werke AG	52,959	4,780,086
Bayerische Motoren Werke AG Preference Shares	7,180	564,589
Bechtle AG	4,408	447,734
Beiersdorf AG	16,901	1,907,692
Bilfinger SE	21,170	1,069,127
Brenntag AG	26,197	1,617,542
CECONOMY AG	27,334	193,157
Commerzbank AG (a)	154,178	1,607,222
Continental AG	17,370	3,025,278
Covestro AG (e)	30,336	2,461,535
CTS Eventim AG & Co. KGaA	7,751	347,687
Daimler AG	156,759	9,895,804
Delivery Hero SE (a)(e)	10,435	502,021
Deutsche Bank AG	341,236	3,895,283
Deutsche Boerse AG	39,025	5,230,796
Deutsche EuroShop AG	10,452	338,463
Deutsche Lufthansa AG	30,868	758,653
Deutsche Post AG	199,651	7,121,481
Deutsche Telekom AG	565,648	9,122,444
Deutsche Wohnen SE	57,913	2,779,428
DMG Mori AG	12,034	617,106
Duerr AG	7,784	350,524
E.ON SE	340,324	3,470,613
Epigenomics AG (a)	126	320
Evonik Industries AG	20,309	727,717
Evotec AG (a)	19,644	418,455
Fielmann AG	4,304	259,203
Fraport AG Frankfurt Airport Services Worldwide	8,732	771,822
Freenet AG	21,811	524,403
Fresenius Medical Care AG & Co. KGaA	36,272	3,731,868
Fresenius SE & Co. KGaA	66,857	4,910,863
Fuchs Petrolub SE Preference Shares	11,561	646,160
GEA Group AG	29,655	1,056,750
Gerresheimer AG	7,095	599,521
Grand City Properties SA	17,888	463,740
GRENKE AG	4,306	513,646
Hamborner REIT AG	78,517	829,897
Hannover Rueck SE	9,948	1,406,194
HeidelbergCement AG	23,992	1,875,986
Hella GmbH & Co. KGaA	7,193	401,358
Henkel AG & Co. KGaA Preference Shares	33,335	3,912,513
Henkel AG & Co. KGaA	20,891	2,219,024
HOCHTIEF AG	2,734	453,467
HUGO BOSS AG	10,954	843,794
Infineon Technologies AG	190,522	4,330,669
Innogy SE (a)	19,737	837,891
Jungheinrich AG Preference Shares	7,751	295,291
KION Group AG	12,699	780,859
Krones AG	2,661	279,249
Security Description	Shares	Value
KS AG	35,557	$ 746,694
Lanxess AG	15,359	1,125,314
LEG Immobilien AG	9,860	1,171,006
Leoni AG	5,438	223,911
Linde AG	30,861	7,301,634
MAN SE	15,839	1,722,878
Merck KGaA	35,036	3,621,793
METRO AG	27,334	428,604
MorphoSys AG (a)	3,779	404,255
MTU Aero Engines AG	8,688	1,958,684
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,774	5,488,829
Norma Group SE	8,241	526,934
OSRAM Licht AG	13,184	524,631
Porsche Automobil Holding SE Preference Shares	29,479	1,985,911
ProSiebenSat.1 Media SE	37,367	970,897
Puma SE	1,515	747,861
QIAGEN NV (a)	38,974	1,475,746
Rational AG	545	395,003
Rheinmetall AG	7,130	745,831
RWE AG	90,748	2,239,830
Salzgitter AG	17,033	851,694
SAP SE	175,198	21,570,194
Sartorius AG Preference Shares	7,716	1,252,906
Schaeffler AG Preference Shares	27,419	350,637
Scout24 AG (e)	12,053	562,222
Siemens AG	137,103	17,571,101
Siltronic AG	3,317	406,267
Software AG	8,301	378,530
Stabilus SA	3,898	321,907
STADA Arzneimittel AG	12,593	1,186,523
Symrise AG	20,722	1,892,273
TAG Immobilien AG	24,086	573,505
Telefonica Deutschland Holding AG	85,569	361,873
ThyssenKrupp AG	87,183	2,201,458
TUI AG	80,193	1,540,399
Uniper SE	33,978	1,046,229
United Internet AG	20,750	982,120
Volkswagen AG	6,530	1,138,447
Volkswagen AG Preference Shares	29,906	5,265,948
Vonovia SE	77,252	3,775,761
Wacker Chemie AG	2,659	334,477
Wirecard AG	22,528	4,885,241
Zalando SE (a)(e)	18,636	725,348
		251,012,530
HONG KONG — 2.8%
AIA Group, Ltd.	2,074,400	18,530,660
Alltronics Holdings, Ltd.	260,000	48,512
ASM Pacific Technology, Ltd.	50,700	516,402
Ban Loong Holdings, Ltd. (a)	28,000	683
Bank of East Asia, Ltd.	224,022	835,978
China LotSynergy Holdings, Ltd. (a)(b)	6,480,000	93,578

98

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
China Regenerative Medicine International, Ltd. (a)	70,000	$ 984
China Strategic Holdings, Ltd. (a)	105,000	953
China Water Industry Group, Ltd. (a)(b)	1,052,000	181,498
China Youzan, Ltd. (a)(b)	1,280,000	114,506
CK Asset Holdings, Ltd.	539,348	4,049,470
CK Hutchison Holdings, Ltd.	539,348	6,217,228
CK Infrastructure Holdings, Ltd.	26,000	206,009
CLP Holdings, Ltd.	283,000	3,314,669
Dah Sing Banking Group, Ltd.	446,925	899,002
Dah Sing Financial Holdings, Ltd.	223,685	1,433,603
Dairy Farm International Holdings, Ltd.	53,500	481,500
Esprit Holdings, Ltd. (a)(b)	597,419	143,535
Galaxy Entertainment Group, Ltd.	517,000	3,280,432
GTI Holdings, Ltd. (a)	1,134,000	52,172
Hang Lung Group, Ltd.	533,000	1,416,810
Hang Lung Properties, Ltd.	484,000	946,364
Hang Seng Bank, Ltd.	113,000	3,070,173
Henderson Land Development Co., Ltd.	196,245	986,880
HK Electric Investments & HK Electric Investments, Ltd. (b)	304,500	307,422
HKT Trust & HKT, Ltd.	516,900	710,788
Hong Kong & China Gas Co., Ltd.	1,645,856	3,268,617
Hong Kong Exchanges & Clearing, Ltd.	216,824	6,206,926
Hongkong Land Holdings, Ltd.	380,600	2,519,572
Hysan Development Co., Ltd.	26,841	135,665
Jardine Matheson Holdings, Ltd.	52,705	3,307,239
Jardine Strategic Holdings, Ltd.	48,100	1,746,030
Kerry Properties, Ltd.	29,000	98,397
KuangChi Science, Ltd. (a)	1,030,000	88,193
Landing International Development, Ltd. (a)	132,000	42,510
Li & Fung, Ltd.	1,204,000	269,269
Link REIT	517,351	5,094,237
Master Glory Group, Ltd. (a)	210,000	537
Melco International Development, Ltd.	34,000	67,957
Melco Resorts & Entertainment, Ltd. ADR	24,579	519,846
MTR Corp., Ltd.	261,179	1,375,171
New World Development Co., Ltd.	1,058,516	1,444,741
Noble Group, Ltd. (a)(b)	60,040	5,888
NWS Holdings, Ltd.	72,000	142,438
Pacific Basin Shipping, Ltd.	4,340,000	1,031,630
PCCW, Ltd.	586,000	341,494
Power Assets Holdings, Ltd.	261,000	1,817,851
Sands China, Ltd.	433,200	1,962,573
Shangri-La Asia, Ltd.	60,000	89,254
Shunten International Holdings, Ltd. (a)(b)	28,000	912
Security Description	Shares	Value
Sino Land Co., Ltd.	1,159,938	$ 1,989,338
SJM Holdings, Ltd.	57,000	52,739
Summit Ascent Holdings, Ltd. (a)(b)	1,330,000	134,276
Sun Hung Kai Properties, Ltd.	356,009	5,186,651
Sundart Holdings, Ltd.	74,000	47,285
Swire Pacific, Ltd. Class A	25,500	279,444
Swire Properties, Ltd.	206,200	781,330
Techtronic Industries Co., Ltd.	259,000	1,654,973
Tou Rong Chang Fu Group, Ltd. (a)(f)	3,424,000	51,634
Value Convergence Holdings, Ltd. (a)	392,000	37,572
Vision Fame International Holding, Ltd. (a)(b)	2,280,000	53,613
VTech Holdings, Ltd.	46,700	539,519
Wharf Holdings, Ltd.	490,000	1,333,819
Wharf Real Estate Investment Co., Ltd.	133,000	858,350
Wheelock & Co., Ltd.	34,000	204,003
Yat Sing Holdings, Ltd. (a)	35,000	783
Yue Yuen Industrial Holdings, Ltd.	34,000	94,506
		92,716,593
IRELAND — 0.5%
AerCap Holdings NV (a)	13,704	788,254
Bank of Ireland Group PLC	151,951	1,163,958
C&C Group PLC	66,857	257,036
CRH PLC	137,232	4,491,748
Glanbia PLC	20,729	357,299
Green REIT PLC	111,195	195,021
Greencore Group PLC	136,098	328,513
Irish Bank Resolution Corp., Ltd. (a)(g)	5,635	—
James Hardie Industries PLC	70,350	1,066,901
Kerry Group PLC Class A	25,638	2,836,404
Kingspan Group PLC	23,997	1,119,360
Paddy Power Betfair PLC	14,161	1,208,928
Ryanair Holdings PLC ADR (a)	20,751	1,992,926
Smurfit Kappa Group PLC	32,252	1,275,911
UDG Healthcare PLC	41,074	364,493
		17,446,752
ISRAEL — 0.6%
Bank Hapoalim BM	181,251	1,327,905
Bank Leumi Le-Israel BM	229,685	1,515,358
Bezeq The Israeli Telecommunication Corp., Ltd.	356,658	410,291
Check Point Software Technologies, Ltd. (a)	24,144	2,841,024
Israel Chemicals, Ltd.	73,937	451,406
Mazor Robotics, Ltd. (a)	26,198	752,899
Nice, Ltd. (a)	10,427	1,179,998
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	27,108	1,282,266
Reit 1, Ltd.	253,613	1,030,856

99

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Shufersal, Ltd.	390,020	$ 2,499,166
Strauss Group, Ltd.	111,419	2,451,022
Teva Pharmaceutical Industries, Ltd. ADR	180,294	3,883,533
		19,625,724
ITALY — 1.8%
A2A SpA	245,657	426,569
Assicurazioni Generali SpA	219,909	3,800,712
Atlantia SpA	68,501	1,421,807
Azimut Holding SpA (b)	17,370	262,278
Banca Generali SpA	12,052	311,884
Banca IFIS SpA	32,296	727,729
Banca Monte dei Paschi di Siena SpA (a)(b)	3,703	9,643
Banca Popolare di Sondrio SCPA	120,618	460,361
Banco BPM SpA (a)(b)	168,618	415,789
Biesse SpA	1,694	60,287
BPER Banca	89,195	413,157
Brembo SpA	74,137	971,322
Cairo Communication SpA (b)	85,194	307,743
Credito Valtellinese SpA (a)	1,541,203	193,331
Davide Campari-Milano SpA	80,158	682,914
Enel SpA	1,264,105	6,477,952
Eni SpA	439,429	8,310,277
Esprinet SpA (b)	67,080	296,850
Falck Renewables SpA	19,674	42,503
Ferrari NV	17,782	2,449,539
FinecoBank Banca Fineco SpA	64,572	863,629
Immobiliare Grande Distribuzione SIIQ SpA REIT	88,280	678,591
Interpump Group SpA	33,041	1,082,234
Intesa Sanpaolo SpA	2,427,838	6,206,672
Iren SpA	499,576	1,226,664
Italgas SpA	54,205	294,271
Leonardo SpA	129,963	1,566,881
Luxottica Group SpA	23,511	1,598,065
Mediaset SpA (a)	120,768	377,472
Mediobanca Banca di Credito Finanziario SpA	70,173	701,277
Moncler SpA	26,723	1,151,538
Pirelli & C SpA (a)(e)	65,484	549,759
Poste Italiane SpA (e)	74,862	598,405
PRADA SpA	59,700	286,106
Prysmian SpA	34,095	794,403
Recordati SpA	26,200	887,376
Reply SpA	22,895	1,575,608
Saipem SpA (a)	165,055	1,017,604
Salvatore Ferragamo SpA	11,397	273,092
Snam SpA	360,921	1,504,543
Societa Cattolica di Assicurazioni SC	83,931	722,370
Sogefi SpA (a)(b)	64,129	145,396
Telecom Italia SpA/Milano (a)(c)	2,414,501	1,466,723
Telecom Italia SpA/Milano (c)	1,018,333	548,106
Security Description	Shares	Value
Terna Rete Elettrica Nazionale SpA	236,624	$ 1,264,533
UniCredit SpA	328,960	4,953,374
Unione di Banche Italiane SpA (b)	171,657	689,056
Unipol Gruppo Finanziario SpA	60,818	270,975
UnipolSai Assicurazioni SpA	1,020	2,405
Zignago Vetro SpA	65,839	653,835
		61,993,610
JAPAN — 23.7%
3-D Matrix, Ltd. (a)(b)	61,700	237,381
Abist Co., Ltd.	1,100	40,674
Acom Co., Ltd.	104,000	419,351
Activia Properties, Inc. REIT	20	86,631
Advance Residence Investment Corp. REIT	175	447,110
Advanced Media, Inc. (a)(b)	6,800	111,173
Advantest Corp. (b)	104,000	2,191,064
Aeon Co., Ltd. (b)	219,020	5,278,578
AEON Financial Service Co., Ltd. (b)	3,500	72,505
AEON REIT Investment Corp.	58	62,348
AGC, Inc.	48,400	2,009,121
Air Water, Inc.	48,400	888,445
Aisin Seiki Co., Ltd.	49,100	2,390,483
Ajinomoto Co., Inc.	104,600	1,796,208
Akita Bank, Ltd.	16,555	436,958
Alconix Corp. (b)	7,800	111,247
Alfresa Holdings Corp.	50,200	1,343,558
Alps Electric Co., Ltd. (b)	49,200	1,250,088
Amada Holdings Co., Ltd.	56,400	602,308
ANA Holdings, Inc.	10,100	353,013
Aomori Bank, Ltd.	1,010	30,589
Aoyama Trading Co., Ltd.	2,100	64,524
Aozora Bank, Ltd.	14,200	507,567
Asahi Group Holdings, Ltd.	114,236	4,953,227
Asahi Intecc Co., Ltd.	6,400	279,474
Asahi Kasei Corp.	216,350	3,281,869
Asics Corp.	49,600	739,731
Astellas Pharma, Inc.	493,500	8,611,322
Atom Corp. (b)	167,300	1,506,783
Awa Bank, Ltd.	2,310	71,689
Azbil Corp.	7,600	165,402
Bandai Namco Holdings, Inc.	50,600	1,966,800
Bank of Iwate, Ltd.	51,155	2,233,823
Bank of Kyoto, Ltd. (b)	10,700	558,621
Bank of Okinawa, Ltd.	54,700	1,935,942
BayCurrent Consulting, Inc. (b)	3,100	86,380
Benesse Holdings, Inc.	4,100	116,772
Bic Camera, Inc.	1,100	15,301
Bridgestone Corp.	112,065	4,235,551
Brightpath Biotherapeutics Co., Ltd. (a)	43,400	115,774
Brother Industries, Ltd.	49,400	975,953
Calbee, Inc.	15,800	520,245
Can Do Co., Ltd. (b)	5,300	81,704
Canon, Inc.	208,816	6,636,666
Casio Computer Co., Ltd. (b)	113,500	1,855,610

100

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Central Japan Railway Co.	38,700	$ 8,061,293
Chiba Bank, Ltd.	93,150	636,390
Chubu Electric Power Co., Inc.	107,365	1,624,394
Chugai Pharmaceutical Co., Ltd.	56,880	3,655,624
Chugoku Bank, Ltd. (b)	48,400	493,012
Chugoku Electric Power Co., Inc. (b)	48,900	628,551
Coca-Cola Bottlers Japan Holdings, Inc.	48,000	1,284,677
COLOPL, Inc.	2,000	12,977
Colowide Co., Ltd. (b)	2,400	61,424
COMSYS Holdings Corp.	9,500	281,441
Concordia Financial Group, Ltd.	216,500	1,061,676
COOKPAD, Inc. (b)	49,100	197,118
Cosmo Energy Holdings Co., Ltd.	8,700	357,697
Credit Saison Co., Ltd.	107,400	1,752,099
Creek & River Co., Ltd.	9,600	105,225
CyberAgent, Inc.	13,900	740,371
Dai Nippon Printing Co., Ltd.	44,900	1,044,379
Daicel Corp.	52,300	607,792
Daifuku Co., Ltd. (b)	10,600	540,335
Dai-ichi Life Holdings, Inc.	214,300	4,462,972
Daiichi Sankyo Co., Ltd.	161,765	7,014,065
Daiken Medical Co., Ltd. (b)	54,000	401,726
Daikin Industries, Ltd.	58,610	7,804,519
Daishi Bank, Ltd.	1,517	66,444
Daito Trust Construction Co., Ltd.	9,255	1,190,842
Daiwa House Industry Co., Ltd.	111,000	3,291,350
Daiwa House REIT Investment Corp.	372	851,193
Daiwa Securities Group, Inc.	504,450	3,069,735
DeNA Co., Ltd.	49,000	865,810
Denka Co., Ltd.	7,000	244,046
Denso Corp.	103,310	5,456,325
Dentsu, Inc.	50,200	2,329,128
DIC Corp.	5,300	190,844
Disco Corp.	2,500	418,629
Don Quijote Holdings Co., Ltd.	16,300	825,153
Dowa Holdings Co., Ltd.	4,400	139,842
East Japan Railway Co.	61,200	5,687,071
Ebara Corp.	3,800	131,144
Eighteenth Bank, Ltd.	825	28,076
Eisai Co., Ltd.	54,851	5,340,952
Electric Power Development Co., Ltd.	42,400	1,173,993
Enish, Inc. (a)	700	4,437
euglena Co., Ltd. (a)(b)	5,000	38,517
Ezaki Glico Co., Ltd.	2,700	132,641
F@N Communications, Inc. (b)	5,200	31,863
FamilyMart UNY Holdings Co., Ltd.	9,500	989,435
FANUC Corp.	40,455	7,629,054
Fast Retailing Co., Ltd.	9,700	4,946,287
Feed One Co., Ltd.	823,900	1,537,763
FFRI, Inc. (a)(b)	7,500	211,296
Financial Products Group Co., Ltd. (b)	53,400	511,504
Security Description	Shares	Value
FINDEX, Inc. (b)	35,100	$ 243,198
Fixstars Corp. (b)	7,700	108,058
Focus Systems Corp.	13,300	122,948
Foster Electric Co., Ltd. (b)	56,400	711,548
Frontier Real Estate Investment Corp.	20	77,915
Fuji Electric Co., Ltd.	16,600	664,965
FUJIFILM Holdings Corp.	109,510	4,931,493
Fujitsu, Ltd.	49,951	3,560,380
Fukuoka Financial Group, Inc.	109,510	3,012,887
Fukuoka REIT Corp.	10	15,477
Furukawa Electric Co., Ltd.	51,655	1,719,029
Gakujo Co., Ltd.	17,400	258,277
GLP J-REIT	561	545,763
GMO internet, Inc.	3,500	61,073
GS Yuasa Corp. (b)	3,400	83,724
Gumi, Inc. (a)(b)	15,300	87,556
GungHo Online Entertainment, Inc. (b)	56,900	117,221
Gunma Bank, Ltd.	60,200	310,050
Gurunavi, Inc. (b)	5,200	42,347
Hachijuni Bank, Ltd.	101,900	467,402
Hakuhodo DY Holdings, Inc.	52,800	926,446
Hamamatsu Photonics KK	49,200	1,960,030
Hankyu Hanshin Holdings, Inc.	53,900	1,912,374
Hankyu Hanshin REIT, Inc.	573	714,327
Haseko Corp.	53,200	690,848
Heiwa Real Estate REIT, Inc.	1,625	1,638,090
Hikari Tsushin, Inc.	1,400	276,832
Hino Motors, Ltd.	49,900	546,512
Hirose Electric Co., Ltd. (b)	2,940	321,476
Hiroshima Bank, Ltd.	15,500	104,939
Hisamitsu Pharmaceutical Co., Inc.	10,100	774,495
Hitachi Chemical Co., Ltd.	4,800	97,745
Hitachi Construction Machinery Co., Ltd.	13,700	458,335
Hitachi High-Technologies Corp.	3,700	127,530
Hitachi Metals, Ltd. (b)	51,900	642,896
Hitachi, Ltd.	207,895	7,064,971
Hokkoku Bank, Ltd. (b)	16,555	639,842
Honda Motor Co., Ltd.	291,275	8,818,900
Horiba, Ltd.	4,900	259,700
Hoshizaki Corp.	7,200	745,451
House Foods Group, Inc.	12,000	360,259
Hoya Corp.	57,006	3,387,688
Hulic Co., Ltd.	55,400	543,831
Hyakugo Bank, Ltd.	48,750	197,000
Ibiden Co., Ltd. (b)	55,200	774,166
IBJ, Inc. (b)	17,100	105,083
Ichigo Office REIT Investment	2,185	1,800,555
Idemitsu Kosan Co., Ltd.	12,000	634,943
IHI Corp.	12,900	488,925
Iida Group Holdings Co., Ltd. (b)	34,800	619,191
Industrial & Infrastructure Fund Investment Corp. REIT	160	161,430

101

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Infomart Corp. (b)	106,000	$ 1,381,168
Infoteria Corp. (b)	11,900	115,558
Inpex Corp.	167,700	2,092,098
Intage Holdings, Inc.	102,800	941,251
Iriso Electronics Co., Ltd. (b)	4,400	230,876
Isetan Mitsukoshi Holdings, Ltd. (b)	57,700	708,645
Isuzu Motors, Ltd.	222,700	3,511,517
Ito En, Ltd.	8,200	363,851
ITOCHU Corp.	258,850	4,740,133
Iwatani Corp. (b)	2,800	99,714
Iyo Bank, Ltd. (b)	54,100	338,170
Izumi Co., Ltd.	6,100	405,467
J Front Retailing Co., Ltd.	48,800	757,445
Jafco Co., Ltd.	2,100	81,719
Japan Airlines Co., Ltd.	14,000	503,376
Japan Airport Terminal Co., Ltd.	4,800	218,480
Japan Excellent, Inc. REIT	490	649,681
Japan Exchange Group, Inc.	108,800	1,896,588
Japan Hotel REIT Investment Corp.	562	409,186
Japan Logistics Fund, Inc. REIT	37	72,805
Japan Post Bank Co., Ltd.	57,600	681,048
Japan Post Holdings Co., Ltd.	78,200	930,813
Japan Prime Realty Investment Corp. REIT	120	427,873
Japan Real Estate Investment Corp. REIT	151	792,323
Japan Retail Fund Investment Corp. REIT	532	965,314
Japan Tissue Engineering Co., Ltd. (a)	2,200	23,785
Japan Tobacco, Inc.	171,200	4,470,478
JFE Holdings, Inc.	109,510	2,513,471
JGC Corp.	50,100	1,149,453
JSR Corp.	104,900	1,958,823
JTEKT Corp.	51,100	748,156
JXTG Holdings, Inc.	595,900	4,502,892
Kagome Co., Ltd.	11,700	337,862
Kajima Corp.	50,238	730,221
Kakaku.com, Inc.	52,500	1,027,028
Kaken Pharmaceutical Co., Ltd.	2,000	106,352
Kamigumi Co., Ltd.	18,400	405,631
Kaneka Corp.	7,600	351,279
Kansai Electric Power Co., Inc.	214,800	3,239,445
Kansai Paint Co., Ltd. (b)	52,600	969,709
Kao Corp.	104,700	8,456,379
Kawasaki Heavy Industries, Ltd.	14,000	395,035
KDDI Corp.	324,300	8,962,255
Keihan Holdings Co., Ltd.	4,800	183,404
Keikyu Corp. (b)	54,200	988,231
Keio Corp. (b)	14,700	804,983
Keisei Electric Railway Co., Ltd.	50,300	1,771,361
Kenedix Office Investment Corp. REIT	42	268,081
Kenedix, Inc. (b)	54,100	309,116
Kewpie Corp.	5,500	127,350
Keyence Corp.	14,300	8,306,678
Security Description	Shares	Value
Kikkoman Corp.	24,800	$ 1,475,970
Kintetsu Group Holdings Co., Ltd.	24,410	982,116
Kirin Holdings Co., Ltd.	158,400	4,059,536
Kiyo Bank, Ltd.	112,800	1,808,415
KNT-CT Holdings Co., Ltd. (a)(b)	15,000	173,394
Kobayashi Pharmaceutical Co., Ltd.	6,600	485,768
Kobe Steel, Ltd.	56,399	501,501
Koito Manufacturing Co., Ltd.	16,700	1,096,817
Komatsu, Ltd.	214,920	6,539,275
Konami Holdings Corp. (b)	12,400	485,804
Konica Minolta, Inc.	170,775	1,816,227
Kose Corp.	3,600	686,182
Kubota Corp.	270,650	4,601,181
Kuraray Co., Ltd.	56,000	842,083
Kurita Water Industries, Ltd.	55,510	1,617,626
Kyocera Corp.	55,800	3,350,407
Kyoritsu Maintenance Co., Ltd.	1,200	50,764
Kyoto Kimono Yuzen Co., Ltd.	1,400	6,693
Kyowa Exeo Corp. (b)	12,400	362,988
Kyowa Hakko Kirin Co., Ltd.	50,300	942,807
Kyudenko Corp.	8,200	325,589
Kyushu Electric Power Co., Inc. (b)	58,500	706,110
Kyushu Financial Group, Inc.	50,100	238,183
Kyushu Railway Co.	18,500	563,543
Lawson, Inc.	1,500	91,385
Leopalace21 Corp.	1,600	8,917
Like Co., Ltd. (b)	6,200	97,488
Lion Corp.	25,000	555,531
LIXIL Group Corp.	50,400	970,861
M3, Inc.	98,600	2,237,891
Mabuchi Motor Co., Ltd.	3,500	141,282
Makita Corp.	51,600	2,584,884
Marubeni Corp.	550,050	5,036,334
Marui Group Co., Ltd. (b)	50,700	1,251,598
Maruichi Steel Tube, Ltd.	10,200	332,711
Matsumotokiyoshi Holdings Co., Ltd.	5,000	205,133
Matsuya Co., Ltd. (b)	107,400	1,222,593
Mazda Motor Corp.	110,000	1,320,949
McDonald's Holdings Co. Japan, Ltd.	5,600	246,018
MCUBS MidCity Investment Corp. REIT	2,605	1,981,529
Mebuki Financial Group, Inc.	157,400	544,598
Medipal Holdings Corp.	111,799	2,333,719
MEIJI Holdings Co., Ltd.	18,400	1,236,008
Meiko Network Japan Co., Ltd. (b)	107,300	995,679
Metaps, Inc. (a)	4,100	84,357
Milbon Co., Ltd.	1,200	55,042
MINEBEA MITSUMI, Inc.	57,700	1,046,459
MISUMI Group, Inc.	52,600	1,361,483
Mitsubishi Chemical Holdings Corp.	269,300	2,578,366
Mitsubishi Corp.	326,738	10,070,958

102

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Mitsubishi Electric Corp.	487,750	$ 6,683,830
Mitsubishi Estate Co., Ltd.	219,825	3,739,067
Mitsubishi Gas Chemical Co., Inc.	50,300	1,071,230
Mitsubishi Heavy Industries, Ltd.	51,410	1,985,611
Mitsubishi Logistics Corp. (b)	4,500	116,318
Mitsubishi Materials Corp.	17,100	511,111
Mitsubishi Motors Corp. (b)	164,100	1,158,676
Mitsubishi Tanabe Pharma Corp.	51,300	858,124
Mitsubishi UFJ Financial Group, Inc.	2,252,224	14,060,413
Mitsubishi UFJ Lease & Finance Co., Ltd.	103,200	607,834
Mitsui & Co., Ltd.	384,626	6,841,897
Mitsui Chemicals, Inc.	27,110	678,078
Mitsui Fudosan Co., Ltd.	167,100	3,955,909
Mitsui Mining & Smelting Co., Ltd.	3,200	92,688
Mitsui OSK Lines, Ltd. (b)	14,255	416,035
Miura Co., Ltd. (b)	16,300	505,137
Mixi, Inc.	2,100	50,399
Mizuho Financial Group, Inc.	4,273,800	7,457,562
MonotaRO Co., Ltd.	17,800	502,258
Mori Hills REIT Investment Corp.	52	66,107
Morinaga & Co., Ltd.	2,600	97,170
Morpho, Inc. (a)(b)	5,800	183,827
MS&AD Insurance Group Holdings, Inc.	109,799	3,667,539
Murata Manufacturing Co., Ltd.	50,700	7,795,708
Musashino Bank, Ltd.	54,755	1,581,163
Nabtesco Corp.	15,000	398,820
Nachi-Fujikoshi Corp.	1,500	73,821
Nagoya Railroad Co., Ltd.	36,600	906,743
Nankai Electric Railway Co., Ltd.	5,400	135,731
Nanto Bank, Ltd.	54,555	1,384,228
NEC Corp.	33,800	934,384
Nexon Co., Ltd. (a)	94,200	1,231,562
NGK Insulators, Ltd. (b)	54,100	892,577
NGK Spark Plug Co., Ltd.	35,700	1,040,340
NH Foods, Ltd.	13,000	480,125
NHK Spring Co., Ltd.	50,900	529,233
Nichirei Corp.	47,800	1,266,699
Nidec Corp.	53,900	7,756,266
Nifco, Inc.	5,000	134,481
Nihon M&A Center, Inc.	7,400	222,160
Nikon Corp.	109,200	2,052,577
Nintendo Co., Ltd.	18,400	6,716,239
Nippon Accommodations Fund, Inc. REIT	11	49,003
Nippon Building Fund, Inc. REIT	163	942,827
Nippon Electric Glass Co., Ltd. (b)	4,000	125,897
Nippon Express Co., Ltd.	11,000	722,455
Nippon Paint Holdings Co., Ltd. (b)	50,300	1,877,642
Security Description	Shares	Value
Nippon Paper Industries Co., Ltd.	4,200	$ 77,318
Nippon Prologis REIT, Inc.	482	954,367
Nippon Shinyaku Co., Ltd.	8,600	564,071
Nippon Steel & Sumitomo Metal Corp.	157,000	3,322,177
Nippon Suisan Kaisha, Ltd.	333,300	2,171,431
Nippon Telegraph & Telephone Corp.	110,100	4,974,541
Nippon Television Holdings, Inc.	2,000	34,652
Nippon Yusen KK	16,555	311,467
Nissan Chemical Corp.	12,600	665,581
Nissan Motor Co., Ltd.	428,141	4,008,698
Nissei ASB Machine Co., Ltd. (b)	4,300	180,200
Nisshin Seifun Group, Inc.	51,800	1,135,555
Nissin Foods Holdings Co., Ltd.	10,400	715,094
Nitori Holdings Co., Ltd.	9,800	1,405,916
Nitto Denko Corp.	50,000	3,748,734
NOF Corp.	11,300	381,525
NOK Corp. (b)	5,700	97,906
Nomura Holdings, Inc.	660,085	3,153,833
Nomura Real Estate Holdings, Inc.	6,000	121,178
Nomura Real Estate Master Fund, Inc. REIT	581	793,865
Nomura Research Institute, Ltd.	16,100	813,611
NSK, Ltd.	58,400	669,426
NTN Corp. (b)	91,300	373,769
NTT Data Corp.	218,800	3,030,087
NTT DOCOMO, Inc.	215,700	5,801,501
Obayashi Corp.	111,350	1,054,828
Obic Co., Ltd.	8,000	757,142
Odakyu Electric Railway Co., Ltd. (b)	56,799	1,344,154
Ogaki Kyoritsu Bank, Ltd.	16,555	424,132
Oji Holdings Corp.	126,000	915,174
Oki Electric Industry Co., Ltd.	3,600	47,320
Olympus Corp.	55,600	2,170,938
Omron Corp.	49,900	2,108,729
OncoTherapy Science, Inc. (a)(b)	90,300	128,790
Ono Pharmaceutical Co., Ltd.	104,500	2,957,851
Oracle Corp. Japan	1,900	153,224
Oriental Land Co., Ltd.	52,600	5,501,501
ORIX Corp.	218,900	3,549,886
Orix JREIT, Inc. REIT	467	729,373
Osaka Gas Co., Ltd.	65,900	1,285,684
Otsuka Corp.	13,200	492,741
Otsuka Holdings Co., Ltd.	105,300	5,309,267
Otsuka Kagu, Ltd.	700	1,775
Panasonic Corp.	399,850	4,659,079
Park24 Co., Ltd.	5,100	154,233
PeptiDream, Inc. (a)	11,300	450,667
Pigeon Corp.	50,700	2,856,715
Pola Orbis Holdings, Inc.	4,800	175,375
Rakuten, Inc.	111,600	855,582
Raysum Co., Ltd. (b)	3,300	46,427

103

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Recruit Holdings Co., Ltd.	268,900	$ 8,977,143
Relo Group, Inc.	10,000	294,053
Renesas Electronics Corp. (a)	51,100	319,417
ReproCELL, Inc. (a)(b)	110,800	238,993
Resona Holdings, Inc.	379,800	2,134,316
Ricoh Co., Ltd.	107,800	1,157,864
Ringer Hut Co., Ltd. (b)	900	19,064
Rinnai Corp.	5,100	388,837
Riso Kyoiku Co., Ltd. (b)	60,306	489,520
Rock Field Co., Ltd.	106,600	1,765,326
Rohm Co., Ltd.	12,300	896,632
Rohto Pharmaceutical Co., Ltd.	5,901	207,290
Ryohin Keikaku Co., Ltd.	2,500	743,936
San-In Godo Bank, Ltd.	48,850	429,214
Sankyu, Inc.	7,300	410,037
Sanrio Co., Ltd.	3,900	79,075
Santen Pharmaceutical Co., Ltd.	58,500	927,574
Sanwa Holdings Corp.	49,100	584,869
Sawai Pharmaceutical Co., Ltd. (b)	1,600	86,349
SBI Holdings, Inc.	49,700	1,544,579
SCREEN Holdings Co., Ltd.	2,800	163,684
Secom Co., Ltd.	54,948	4,480,595
Sega Sammy Holdings, Inc.	37,000	545,627
Seibu Holdings, Inc.	50,600	910,118
Seiko Epson Corp.	58,800	1,003,252
Seino Holdings Co., Ltd.	49,800	752,798
Sekisui Chemical Co., Ltd.	57,600	1,062,901
Sekisui House Reit, Inc.	952	602,622
Sekisui House, Ltd.	109,200	1,665,616
Seria Co., Ltd. (b)	3,800	134,490
Seven & i Holdings Co., Ltd.	164,128	7,311,596
Seven Bank, Ltd. (b)	112,700	356,203
Sharp Corp.	14,200	288,663
Shiga Bank, Ltd. (b)	2,310	59,466
Shikoku Bank, Ltd.	1,820	22,224
Shikoku Electric Power Co., Inc. (b)	49,900	651,509
Shimadzu Corp.	55,600	1,742,624
Shimamura Co., Ltd.	1,400	132,870
Shimano, Inc.	10,300	1,660,369
Shimizu Corp.	107,913	985,216
Shin-Etsu Chemical Co., Ltd.	64,117	5,681,539
Shinsei Bank, Ltd.	5,200	85,015
Shionogi & Co., Ltd.	54,500	3,562,160
Shiseido Co., Ltd.	63,300	4,903,611
Shizuoka Bank, Ltd.	97,600	876,454
Showa Denko KK	13,100	723,132
Showa Shell Sekiyu KK	37,600	796,788
SMC Corp.	10,300	3,297,161
SMS Co., Ltd.	95,600	1,902,994
SoftBank Group Corp.	154,436	15,595,201
Sohgo Security Services Co., Ltd.	12,200	536,506
Sojitz Corp.	214,600	774,627
Sompo Holdings, Inc.	110,200	4,694,791
Sony Corp.	217,020	13,309,516
Sony Financial Holdings, Inc.	47,100	1,038,327
Security Description	Shares	Value
Sotetsu Holdings, Inc.	11,800	$ 394,770
Square Enix Holdings Co., Ltd.	11,100	459,304
Stanley Electric Co., Ltd.	41,973	1,435,622
Start Today Co., Ltd.	50,900	1,541,542
Starts Proceed Investment Corp. REIT	51	76,959
Subaru Corp.	109,700	3,360,972
SUMCO Corp. (b)	47,800	693,528
Sumitomo Chemical Co., Ltd.	547,550	3,205,712
Sumitomo Corp.	279,275	4,658,067
Sumitomo Dainippon Pharma Co., Ltd. (b)	5,300	121,739
Sumitomo Electric Industries, Ltd.	168,320	2,640,721
Sumitomo Forestry Co., Ltd. (b)	46,800	813,752
Sumitomo Heavy Industries, Ltd.	14,800	528,362
Sumitomo Metal Mining Co., Ltd.	36,200	1,270,354
Sumitomo Mitsui Financial Group, Inc.	221,400	8,939,036
Sumitomo Mitsui Trust Holdings, Inc.	105,455	4,341,309
Sumitomo Realty & Development Co., Ltd.	73,000	2,622,177
Sumitomo Rubber Industries, Ltd. (b)	50,400	756,544
Sun Corp. (b)	3,000	16,877
Sun Frontier Fudousan Co., Ltd.	3,100	35,480
Sundrug Co., Ltd.	3,900	139,231
Suntory Beverage & Food, Ltd.	11,100	470,053
Suruga Bank, Ltd. (b)	49,500	247,533
Suzuken Co., Ltd.	11,800	559,951
Suzuki Motor Corp.	68,200	3,907,608
Sysmex Corp.	40,500	3,487,168
T&D Holdings, Inc.	164,500	2,715,477
Tabuchi Electric Co., Ltd. (a)(b)	1,400	2,933
Tadano, Ltd.	5,200	60,476
Taiheiyo Cement Corp.	17,700	555,535
Taisei Corp.	40,687	1,855,515
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	770,410
Taiyo Nippon Sanso Corp.	49,100	734,868
Taiyo Yuden Co., Ltd. (b)	60,000	1,349,122
Takashimaya Co., Ltd.	10,500	177,396
Takeda Pharmaceutical Co., Ltd. (b)	153,365	6,563,431
Takeuchi Manufacturing Co., Ltd. (b)	57,200	1,543,496
TDK Corp.	16,955	1,849,474
Teijin, Ltd.	110,310	2,116,173
Temp Holdings Co., Ltd.	41,800	980,737
Terumo Corp.	55,100	3,264,718
THK Co., Ltd.	14,200	361,548
TIS, Inc.	9,700	485,064
Tobu Railway Co., Ltd.	18,100	535,423
Toho Bank, Ltd.	12,101	44,852
Toho Co., Ltd.	49,000	1,537,923
Toho Gas Co., Ltd.	4,400	167,152

104

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Tohoku Electric Power Co., Inc.	107,200	$ 1,455,319
Tokai Carbon Co., Ltd. (b)	49,700	976,191
Tokio Marine Holdings, Inc.	157,265	7,804,752
Tokuyama Corp. (b)	9,100	247,559
Tokyo Base Co., Ltd. (a)(b)	17,000	96,536
Tokyo Century Corp. (b)	6,500	404,015
Tokyo Dome Corp.	114,600	1,003,891
Tokyo Electric Power Co. Holdings, Inc. (a)	219,375	1,077,706
Tokyo Electron, Ltd.	39,355	5,408,562
Tokyo Gas Co., Ltd.	43,995	1,081,622
Tokyo Tatemono Co., Ltd.	48,900	596,693
Tokyu Corp.	71,775	1,313,100
Tokyu Fudosan Holdings Corp.	59,100	412,090
Toppan Printing Co., Ltd.	38,500	618,590
Toray Industries, Inc.	529,550	3,979,143
Toshiba Corp. (a)	100,251	2,899,375
Tosoh Corp.	45,800	705,639
TOTO, Ltd. (b)	34,000	1,411,366
Toyo Seikan Group Holdings, Ltd.	47,800	991,897
Toyo Suisan Kaisha, Ltd.	12,300	477,013
Toyo Tire & Rubber Co., Ltd. (b)	48,900	881,263
Toyota Industries Corp.	49,600	2,934,472
Toyota Motor Corp.	445,988	27,858,299
Toyota Tsusho Corp.	49,000	1,850,684
Traders Holdings Co., Ltd. (a)	2,100	1,276
Trend Micro, Inc.	10,000	643,571
Tsumura & Co. (b)	3,500	120,791
Tsuruha Holdings, Inc.	4,200	517,304
Ube Industries, Ltd.	5,200	141,462
Ubiquitous AI Corp. (a)	32,300	269,013
Ulvac, Inc. (b)	2,600	97,627
Unicharm Corp.	57,400	1,899,099
United Urban Investment Corp. REIT	532	835,107
USS Co., Ltd.	50,410	935,992
Warabeya Nichiyo Holdings Co., Ltd.	55,000	973,280
Welcia Holdings Co., Ltd.	6,500	368,535
West Japan Railway Co.	48,900	3,410,106
WirelessGate, Inc.	8,600	50,047
Yahoo! Japan Corp.	169,200	609,260
Yakult Honsha Co., Ltd.	47,400	3,885,143
Yamada Denki Co., Ltd. (b)	278,080	1,407,721
Yamagata Bank, Ltd. (b)	1,634	35,288
Yamaguchi Financial Group, Inc. (b)	12,000	130,792
Yamaha Corp.	50,600	2,681,798
Yamaha Motor Co., Ltd.	51,700	1,449,703
Yamanashi Chuo Bank, Ltd.	1,510	27,146
Yamato Holdings Co., Ltd. (b)	55,600	1,707,380
Yamazaki Baking Co., Ltd.	49,800	997,008
Yaskawa Electric Corp.	50,500	1,500,528
Yokogawa Electric Corp.	50,200	1,062,029
Yokohama Rubber Co., Ltd.	6,300	135,834
Zenrin Co., Ltd. (b)	2,100	65,079
Security Description	Shares	Value
Zeon Corp.	37,600	$ 395,911
		798,942,769
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	23,470	566,212
LUXEMBOURG — 0.2%
APERAM SA	7,634	350,153
ArcelorMittal	87,720	2,730,565
Eurofins Scientific SE	1,629	925,228
Millicom International Cellular SA SDR	9,871	566,629
SES SA	56,600	1,242,503
Tenaris SA	63,012	1,056,109
		6,871,187
MACAU — 0.0% (d)
MGM China Holdings, Ltd. (b)	21,600	34,229
Wynn Macau, Ltd.	208,400	479,393
		513,622
MALTA — 0.0% (d)
Catena Media PLC (a)(b)	35,041	330,977
Kindred Group PLC	37,773	423,891
		754,868
MEXICO — 0.0% (d)
Fresnillo PLC	33,382	357,570
NETHERLANDS — 3.7%
Aalberts Industries NV	15,731	670,200
ABN AMRO Group NV (e)	68,008	1,852,345
Aegon NV	419,145	2,720,444
Akzo Nobel NV	62,733	5,868,495
ALTICE EUROPE NV (a)	52,731	142,277
ASML Holding NV	72,212	13,495,360
ASR Nederland NV	24,605	1,173,441
Constellium NV Class A (a)	13,673	168,862
EXOR NV	16,346	1,097,763
Fugro NV ADR (a)(b)	22,382	295,712
Gemalto NV (a)(c)	7,534	439,286
Heineken Holding NV	15,922	1,442,485
Heineken NV	36,647	3,437,588
ING Groep NV	694,668	9,023,884
Koninklijke Ahold Delhaize NV	268,466	6,158,507
Koninklijke DSM NV	50,046	5,303,636
Koninklijke KPN NV	770,431	2,033,111
Koninklijke Philips NV	153,925	7,014,583
NN Group NV	54,358	2,426,347
NXP Semiconductors NV	55,676	4,760,298
OCI NV (a)	6,591	210,754
Pharming Group NV (a)(b)	74,368	85,083
PostNL NV	146,532	524,206
Randstad NV	10,858	579,880
Royal Dutch Shell PLC Class A	751,391	25,833,775
Royal Dutch Shell PLC Class B	616,046	21,602,203
SBM Offshore NV	70,173	1,270,677
Signify NV (e)	24,639	638,186
Wolters Kluwer NV	51,016	3,180,812
		123,450,200

105

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)	274,106	$ 2,046,152
Air New Zealand, Ltd.	210,868	431,967
Auckland International Airport, Ltd.	93,455	452,279
Fisher & Paykel Healthcare Corp., Ltd.	114,673	1,144,138
Fletcher Building, Ltd. (a)	72,534	314,485
Goodman Property Trust REIT (b)	390,356	399,825
Infratil, Ltd.	166,949	394,570
Investore Property, Ltd.	875	893
Kiwi Property Group, Ltd.	442,419	407,690
Spark New Zealand, Ltd.	300,874	807,831
Stride Property Group	256,572	331,684
Vital Healthcare Property Trust REIT (b)	354,590	497,185
Xero, Ltd. (a)	33	1,170
		7,229,869
NORWAY — 0.8%
Akastor ASA (a)	23,450	50,912
Aker Solutions ASA (a)	23,450	166,733
Asetek A/S (a)(b)	11,594	95,961
Crayon Group Holding ASA (a)(e)	147	325
DNB ASA	202,021	4,248,412
DNO ASA	133,971	276,800
Equinor ASA	195,963	5,522,762
Marine Harvest ASA	57,812	1,338,579
Nordic Nanovector ASA (a)(b)	15,904	101,361
Norsk Hydro ASA	338,893	2,033,366
Orkla ASA	324,692	2,741,618
Schibsted ASA Class A	11,561	433,859
Schibsted ASA Class B	11,401	394,813
Storebrand ASA	187,834	1,676,904
Targovax AS (a)	1,332	1,783
Telenor ASA	172,212	3,364,598
TGS Nopec Geophysical Co. ASA	19,097	777,876
Yara International ASA	56,723	2,784,152
		26,010,814
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)	1,406,958	416,716
EDP - Energias de Portugal SA	577,209	2,130,620
Galp Energia SGPS SA	70,318	1,395,814
Jeronimo Martins SGPS SA	40,490	596,565
Mota-Engil SGPS SA (a)	91,069	222,131
NOS SGPS SA	215,841	1,293,608
Pharol SGPS SA (a)(b)	249,639	51,322
		6,106,776
SINGAPORE — 1.1%
AIMS AMP Capital Industrial REIT	491,198	503,295
Ascendas Hospitality Trust	707,400	424,538
Ascendas Real Estate Investment Trust	334,015	645,369
Security Description	Shares	Value
Cache Logistics Trust REIT	657,229	$ 353,543
CapitaLand Mall Trust REIT	383,400	622,936
CapitaLand, Ltd.	1,095,000	2,700,736
China New Town Development Co., Ltd. (f)	1,443,800	40,592
City Developments, Ltd.	103,800	692,076
ComfortDelGro Corp., Ltd.	334,100	594,184
COSCO Shipping International Singapore Co., Ltd. (a)(b)	1,590,800	483,172
DBS Group Holdings, Ltd.	321,892	6,146,421
Genting Singapore, Ltd.	2,219,864	1,722,147
IGG, Inc.	52,000	64,793
Jardine Cycle & Carriage, Ltd.	3,333	78,035
Keppel REIT	160,109	139,444
Keppel Corp., Ltd.	555,175	2,827,985
Lippo Malls Indonesia Retail Trust REIT	3,284,700	625,039
Oversea-Chinese Banking Corp., Ltd.	593,137	4,966,141
Sembcorp Industries, Ltd.	160,400	362,745
Singapore Airlines, Ltd.	170,756	1,217,231
Singapore Exchange, Ltd.	158,500	854,938
Singapore Press Holdings, Ltd. (b)	272,000	571,332
Singapore Technologies Engineering, Ltd.	116,400	303,278
Singapore Telecommunications, Ltd.	1,312,800	3,113,018
Soilbuild Business Space REIT	931,900	409,222
United Overseas Bank, Ltd.	214,308	4,247,419
UOL Group, Ltd.	108,354	546,389
Wilmar International, Ltd.	545,000	1,284,371
		36,540,389
SOUTH AFRICA — 0.0% (d)
Investec PLC	95,100	669,185
SOUTH KOREA — 4.9%
Advanced Process Systems Corp. (a)	6,141	143,387
Alteogen, Inc. (a)(b)	4,785	166,078
Amorepacific Corp.	5,153	1,212,471
AMOREPACIFIC Group	4,809	404,489
Anterogen Co., Ltd. (a)	1,097	90,490
APS Holdings Corp. (a)	2,326	11,239
Asiana Airlines, Inc. (a)	122,771	483,115
BNK Financial Group, Inc.	52,127	404,140
Celltrion Healthcare Co., Ltd. (a)(b)	7,330	609,264
Celltrion, Inc. (a)(b)	15,510	4,152,779
CJ CGV Co., Ltd.	19,237	900,068
CJ CheilJedang Corp.	1,990	598,301
CJ E&M Co., Ltd.	2,468	551,782
CMG Pharmaceutical Co., Ltd. (a)	26,757	139,182
CORESTEM, Inc. (a)	9,489	158,685
Coway Co., Ltd.	6,378	499,085
Crown Confectionery Co., Ltd.	11,968	124,077
CROWNHAITAI Holdings Co., Ltd.	9,908	126,837

106

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
CUROCOM Co., Ltd. (a)(b)	27,826	$ 60,958
Dae Han Flour Mills Co., Ltd.	6,972	1,143,930
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	499	15,587
DB Insurance Co., Ltd.	10,761	706,244
Deutsch Motors, Inc. (a)	21,808	101,446
Digitech Systems Co., Ltd. (a)(g)	19,094	—
DIO Corp. (a)	4,407	127,929
Dongkuk Industries Co., Ltd.	252,687	708,458
Dongwon F&B Co., Ltd.	3,733	1,001,188
Dongwon Industries Co., Ltd.	4,238	1,142,359
DY Corp.	35,697	181,824
E-MART, Inc.	2,713	507,503
Eyegene, Inc. (a)	6,878	157,495
GS Engineering & Construction Corp.	14,071	663,433
GS Holdings Corp.	11,388	565,678
GS Home Shopping, Inc.	3,704	676,187
GY Commerce Co., Ltd. (a)(f)	32,705	66,339
Hana Financial Group, Inc.	41,939	1,684,365
Hana Tour Service, Inc.	12,868	857,287
Hancom, Inc.	28,634	410,440
Hankook Shell Oil Co., Ltd.	1,570	484,057
Hankook Tire Co., Ltd.	6,768	305,681
Hanmi Pharm Co., Ltd.	1,292	582,375
Hanmi Science Co., Ltd.	6,844	541,720
Hanssem Co., Ltd.	7,574	523,028
Harim Co., Ltd. (a)(b)	150,953	415,061
HDC Hyundai Engineering Plastics Co., Ltd.	180,161	940,394
HLB, Inc. (a)	3,020	326,979
Hotel Shilla Co., Ltd.	15,481	1,514,256
HS Industries Co., Ltd.	25,701	195,552
Huons Co., Ltd.	10,290	918,377
Huons Global Co., Ltd.	7,472	371,158
Hyundai Construction Equipment Co., Ltd. (a)	379	41,855
Hyundai Electric & Energy System Co., Ltd. (a)	325	20,246
Hyundai Elevator Co., Ltd. (b)	9,684	973,420
Hyundai Engineering & Construction Co., Ltd.	11,655	709,229
Hyundai Glovis Co., Ltd.	2,083	244,120
Hyundai Heavy Industries Co., Ltd. (a)	4,233	513,264
Hyundai Heavy Industries Holdings Co., Ltd. (a)	2,695	983,976
Hyundai Hy Communications & Network Co., Ltd.	178,182	670,642
Hyundai Mobis Co., Ltd.	11,192	2,300,452
Hyundai Motor Co.	24,812	2,896,691
Hyundai Motor Co. Preference Shares	4,153	317,114
Hyundai Steel Co.	13,835	704,690
Industrial Bank of Korea	43,160	593,365
Infinitt Healthcare Co., Ltd. (a)(b)	58,042	418,080
Inscobee, Inc. (a)	13,238	110,869
Security Description	Shares	Value
Interpark Holdings Corp.	25,718	$ 57,963
Jeil Pharma Holdings, Inc.	284	8,116
Jeil Pharmaceutical Co., Ltd.	1,436	76,768
Jenax, Inc. (a)(b)	61,365	1,515,800
JoyCity Corp. (a)	9,092	109,833
Kakao Corp.	6,347	680,904
Kangstem Biotech Co., Ltd. (a)	6,336	125,378
Kangwon Land, Inc.	14,020	362,744
KB Financial Group, Inc.	94,531	4,618,959
KCC Corp.	509	155,556
Kia Motors Corp.	35,847	1,134,307
Kiwi Media Group Co., Ltd. (a)	128,567	49,955
KIWOOM Securities Co., Ltd. (b)	28,397	2,496,018
Koh Young Technology, Inc.	46,242	4,543,951
Korea Aerospace Industries, Ltd. (a)	8,228	260,359
Korea Electric Power Corp. ADR (b)	126,689	1,668,494
Korea Investment Holdings Co., Ltd.	9,229	633,155
Korea Zinc Co., Ltd.	2,193	861,977
Korean Air Lines Co., Ltd.	14,508	367,523
KT Corp. ADR	119,031	1,767,610
KT&G Corp.	20,415	1,914,050
KyungDong City Gas Co., Ltd.	2,790	105,387
LG Chem, Ltd.	7,041	2,320,023
LG Chem, Ltd. Preference Shares	3,159	580,965
LG Display Co., Ltd. ADR (b)	164,503	1,426,241
LG Display Co., Ltd.	35,357	608,807
LG Electronics, Inc.	20,328	1,301,139
LG Household & Health Care, Ltd.	1,621	1,864,680
LG Uplus Corp.	37,423	617,391
Lotte Chemical Corp.	2,179	546,100
Lotte Corp. (a)	12,789	658,329
Lotte Food Co., Ltd. (b)	1,097	820,834
Lotte Shopping Co., Ltd.	2,177	411,162
Medifron DBT Co., Ltd. (a)(b)	22,763	139,748
Medy-Tox, Inc.	2,724	1,520,087
Mirae Asset Daewoo Co., Ltd.	64,213	490,317
Modetour Network, Inc.	67,542	1,531,378
Muhak Co., Ltd.	39,764	550,261
NAVER Corp.	5,313	3,429,441
NCSoft Corp.	2,668	1,064,314
Netmarble Corp. (b)(e)	10,249	1,062,551
Nexon GT Co., Ltd. (a)(b)	31,895	243,831
NHN Entertainment Corp. (a)	1,084	59,807
NSN Co., Ltd. (a)	13,093	25,732
OCI Co., Ltd.	2,130	211,224
Orientbio, Inc. (a)	32,455	37,597
Orion Corp/Republic of Korea	2,642	251,279
Orion Holdings Corp.	676	11,488
Ottogi Corp.	1,123	756,260
Pharmicell Co., Ltd. (a)	7,634	113,899
POSCO ADR	77,111	5,089,326
Prostemics Co., Ltd. (a)(b)	17,433	146,473

107

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
S-1 Corp.	5,860	$ 482,852
Sajo Industries Co., Ltd.	24,711	1,401,237
Samsung Biologics Co., Ltd. (a)(e)	2,612	1,257,433
Samsung C&T Corp.	15,070	1,759,355
Samsung Electro-Mechanics Co., Ltd.	9,048	1,133,804
Samsung Electronics Co., Ltd. GDR	32,055	33,561,585
Samsung Electronics Co., Ltd. Preference Shares	121,483	4,145,262
Samsung Engineering Co., Ltd. (a)	21,041	366,095
Samsung Fire & Marine Insurance Co., Ltd.	4,330	1,108,605
Samsung Heavy Industries Co., Ltd. (a)	61,753	449,821
Samsung Life Insurance Co., Ltd.	13,348	1,170,846
Samsung SDI Co., Ltd.	9,666	2,252,568
Samsung SDS Co., Ltd.	5,933	1,235,540
Shinhan Financial Group Co., Ltd.	76,766	3,114,239
Shinsegae Food Co., Ltd.	9,523	978,699
Shinsegae, Inc.	1,644	537,255
SillaJen, Inc. (a)	11,875	1,096,236
SK Bioland Co., Ltd.	44,019	722,241
SK Holdings Co., Ltd.	5,442	1,408,027
SK Hynix, Inc.	93,560	6,165,640
SK Innovation Co., Ltd.	19,781	3,834,046
SK Telecom Co., Ltd. ADR	99,217	2,766,170
S-Oil Corp.	6,463	798,225
Sonokong Co., Ltd. (a)	13,472	34,189
Straffic Co., Ltd.	8,519	119,039
SundayToz Corp. (a)	4,362	83,170
TOBESOFT Co., Ltd. (a)(b)	12,173	89,768
ViroMed Co., Ltd. (a)	1,018	220,991
WillBes & Co (a)	32,835	44,106
Wonpung Mulsan Co., Ltd. (a)	34,180	126,798
Woori Bank	87,899	1,339,187
Youlchon Chemical Co., Ltd.	36,369	431,149
Yungjin Pharmaceutical Co., Ltd. (a)	15,263	115,995
		165,926,434
SPAIN — 2.4%
Abertis Infraestructuras SA (b)(f)	1,675	35,720
Acciona SA	4,388	397,845
Acerinox SA	24,016	343,661
ACS Actividades de Construccion y Servicios SA	35,250	1,501,784
Aena SME SA (e)	12,490	2,168,816
Amadeus IT Group SA	75,663	7,032,361
Atresmedia Corp. de Medios de Comunicacion SA (b)	38,515	239,333
Banco Bilbao Vizcaya Argentaria SA	1,146,963	7,313,762
Banco de Sabadell SA	809,273	1,258,620
Security Description	Shares	Value
Banco Santander SA	2,667,539	$ 13,432,876
Bankia SA	126,244	495,177
Bankinter SA	138,742	1,278,232
Bolsas y Mercados Espanoles SHMSF SA	10,780	348,584
CaixaBank SA	590,314	2,700,088
Cellnex Telecom SA (e)	25,157	661,245
Distribuidora Internacional de Alimentacion SA (b)	129,627	301,123
Ebro Foods SA	17,455	381,353
Enagas SA	38,351	1,035,664
Endesa SA	52,193	1,128,178
Faes Farma SA	47,949	202,722
Ferrovial SA	75,207	1,560,996
Grifols SA	69,261	1,951,635
Grifols SA ADR	42,739	913,332
Grifols SA Class B, Preference Shares	252	5,339
Iberdrola SA	1,064,875	7,839,167
Indra Sistemas SA (a)	84,519	970,398
Industria de Diseno Textil SA (b)	187,776	5,694,636
Inmobiliaria Colonial Socimi SA REIT	49,458	514,137
Let's GOWEX SA (a)(b)(g)	4,019	—
Mapfre SA	162,634	510,406
Mediaset Espana Comunicacion SA	33,944	247,989
Merlin Properties Socimi SA REIT	53,284	723,177
Naturgy Energy Group SA	60,834	1,661,185
NH Hotel Group SA	133,466	974,305
Pharma Mar SA (a)(b)	178,508	315,567
Red Electrica Corp. SA	73,323	1,536,370
Repsol SA	246,097	4,906,470
Sacyr SA (b)	90,594	265,693
Siemens Gamesa Renewable Energy SA (a)(b)	37,754	477,979
Telefonica SA	779,317	6,171,492
Viscofan SA	7,109	518,546
		80,015,963
SWEDEN — 2.7%
Alfa Laval AB	140,860	3,817,215
Arjo AB Class B	12,526	42,325
Assa Abloy AB Class B	167,527	3,365,346
Atlas Copco AB Class A	108,007	3,111,523
Atlas Copco AB Class B	66,194	1,765,158
Bilia AB Class A	50,949	415,638
BillerudKorsnas AB (b)	30,063	388,075
Boliden AB	45,003	1,254,469
Castellum AB	45,052	805,984
Dometic Group AB (e)	48,933	428,904
Electrolux AB Class B	81,729	1,801,251
Elekta AB Class B (b)	44,029	591,875
Epiroc AB Class A (a)	108,007	1,205,988
Epiroc AB Class B (a)	66,194	681,054
Essity AB Class B	100,295	2,519,442
Fabege AB	46,211	639,862

108

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Fastighets AB Balder Class B (a)	15,977	$ 443,027
Getinge AB Class B	17,002	195,768
Hennes & Mauritz AB Class B (b)	172,411	3,184,094
Hexagon AB Class B	43,866	2,569,850
Hexpol AB	52,779	581,606
Holmen AB Class B	16,384	426,126
Husqvarna AB Class B	69,628	592,682
ICA Gruppen AB (b)	13,083	414,857
Industrivarden AB Class A	32,834	750,221
Industrivarden AB Class C	27,758	616,449
Indutrade AB	14,738	398,727
Intrum AB (b)	12,078	313,861
Investor AB Class B	68,035	3,141,948
JM AB	13,744	269,681
Karo Pharma AB (b)	238,917	848,938
Kinnevik AB Class B	54,433	1,647,092
KNOW IT AB	64,752	1,373,210
L E Lundbergforetagen AB Class B	12,094	407,431
Loomis AB Class B	11,988	385,797
Lundin Petroleum AB	38,440	1,470,482
Modern Times Group MTG AB Class B	2,610	95,675
NetEnt AB (a)	240,185	973,223
Nibe Industrier AB Class B	63,733	763,231
Nordea Bank AB	538,919	5,869,619
Opus Group AB (b)	249,010	179,200
Qliro Group AB (a)(b)	194,582	280,500
SAAB AB Class B	16,905	849,698
Sandvik AB	260,119	4,614,062
Securitas AB Class B	54,123	941,791
Skandinaviska Enskilda Banken AB Class A	293,646	3,276,822
Skanska AB Class B	67,577	1,326,358
SKF AB Class B	61,778	1,218,096
Svenska Cellulosa AB SCA Class B	83,381	944,145
Svenska Handelsbanken AB Class A	251,544	3,174,989
Swedbank AB Class A	174,075	4,312,140
Swedish Match AB	26,760	1,369,113
Swedish Orphan Biovitrum AB (a)	37,240	1,088,742
Tele2 AB Class B	144,722	1,741,247
Telefonaktiebolaget LM Ericsson Class B	582,879	5,169,961
Telia Co. AB	428,366	1,966,210
Tethys Oil AB	52,177	573,623
Trelleborg AB Class B	41,035	836,324
Volvo AB Class A	59,163	1,045,125
Volvo AB Class B	267,679	4,728,598
		90,204,448
SWITZERLAND — 7.1%
ABB, Ltd.	338,539	8,037,182
Adecco Group AG	50,579	2,668,757
Aryzta AG (a)(b)	6,149	58,796
Baloise Holding AG	8,284	1,269,569
Security Description	Shares	Value
Barry Callebaut AG	497	$ 946,376
Chocoladefabriken Lindt & Spruengli AG (c)	42	295,823
Chocoladefabriken Lindt & Spruengli AG (c)	12	988,943
Cie Financiere Richemont SA	88,296	7,231,450
Clariant AG (a)	48,290	1,262,619
Coca-Cola HBC AG (a)	29,489	1,004,832
Comet Holding AG (a)(b)	9,232	937,566
Credit Suisse Group AG (a)	350,965	5,299,686
Dufry AG (a)(b)	5,440	616,233
EMS-Chemie Holding AG	1,108	663,575
Ferguson PLC	57,583	4,892,184
Flughafen Zurich AG	3,214	652,803
Geberit AG	6,534	3,044,919
Georg Fischer AG	584	663,636
Givaudan SA	1,618	3,996,963
Glencore PLC (a)	1,990,672	8,610,716
Idorsia, Ltd.	16,494	417,416
Julius Baer Group, Ltd. (a)	55,625	2,796,625
Kuehne + Nagel International AG	20,296	3,230,987
LafargeHolcim, Ltd. (a)(c)	98,247	4,873,124
LafargeHolcim, Ltd. (a)(c)	1,638	80,896
Leonteq AG (a)	7,698	400,740
Logitech International SA	28,413	1,275,793
Lonza Group AG (a)	11,476	3,935,770
Meyer Burger Technology AG (a)(b)	21,259	15,126
Nestle SA	512,116	42,896,531
Novartis AG	434,482	37,541,237
Partners Group Holding AG	3,212	2,559,932
PSP Swiss Property AG	6,564	638,727
Roche Holding AG Bearer Shares	4,366	1,067,364
Roche Holding AG	123,410	30,037,600
Schindler Holding AG (c)	7,604	1,904,114
Schindler Holding AG (c)	3,867	937,455
SGS SA	1,037	2,743,251
Sika AG (a)(c)	9	1,317
Sika AG (c)	28,707	4,199,662
Sonova Holding AG	9,375	1,874,424
STMicroelectronics NV	138,098	2,514,282
Straumann Holding AG	1,665	1,257,954
Sulzer AG	13,215	1,595,054
Swatch Group AG (c)	5,082	2,030,615
Swatch Group AG (c)	9,862	772,362
Swiss Life Holding AG (a)	5,449	2,075,172
Swiss Prime Site AG (a)	11,942	1,022,674
Swiss Re AG	59,125	5,483,953
Swisscom AG	4,347	1,982,139
Temenos AG (a)	16,355	2,665,557
u-blox Holding AG (a)(b)	2,795	402,311
UBS Group AG (a)	583,648	9,261,409
Vifor Pharma AG	6,109	1,064,134
Zurich Insurance Group AG	28,652	9,098,946
		237,797,281

109

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
UNITED KINGDOM — 13.1%
3i Group PLC	162,232	$ 1,991,189
Admiral Group PLC	41,365	1,121,994
Afren PLC (a)(b)(g)	55,933	—
Aggreko PLC	36,662	416,991
Anglo American PLC	262,066	5,888,302
Ashtead Group PLC	74,019	2,352,301
Associated British Foods PLC	60,252	1,799,290
AstraZeneca PLC	228,785	17,790,431
Auto Trader Group PLC (e)	125,678	731,934
Aviva PLC	858,075	5,477,370
Avon Rubber PLC	77,412	1,302,243
B&M European Value Retail SA	130,661	659,062
Babcock International Group PLC	87,267	822,778
BAE Systems PLC	527,359	4,331,149
Balfour Beatty PLC	452,675	1,618,042
Barclays PLC	2,372,002	5,313,513
Barratt Developments PLC	271,386	2,006,618
BBA Aviation PLC	198,140	776,703
Bellway PLC	17,018	668,876
Berkeley Group Holdings PLC	17,995	863,328
Big Yellow Group PLC REIT	46,948	562,023
BP PLC	3,252,994	24,998,492
British American Tobacco PLC	375,492	17,551,870
British Land Co. PLC REIT	291,391	2,343,768
Britvic PLC	36,273	370,137
BT Group PLC	1,590,756	4,673,679
BTG PLC (a)	63,706	458,163
Bunzl PLC	56,011	1,762,482
Burberry Group PLC	92,491	2,430,349
Cairn Energy PLC (a)	73,720	223,609
Capita PLC	390,988	728,601
Capital & Counties Properties PLC	125,560	436,030
Carnival PLC	53,593	3,329,461
Centamin PLC	383,469	531,067
Centrica PLC	1,123,816	2,270,078
CNH Industrial NV	167,733	2,016,406
Cobham PLC (a)	293,647	447,071
Coca-Cola European Partners PLC	38,901	1,768,829
Compass Group PLC	281,911	6,271,698
Croda International PLC	12,094	820,417
CYBG PLC (b)	124,451	535,777
Daily Mail & General Trust PLC Class A	38,316	350,761
DCC PLC	14,265	1,295,648
Derwent London PLC REIT	19,081	710,895
Diageo PLC	457,802	16,232,335
Dialog Semiconductor PLC (a)	13,145	287,266
Direct Line Insurance Group PLC	241,384	1,019,562
Dixons Carphone PLC	171,175	378,694
Drax Group PLC	64,759	327,831
DS Smith PLC	115,424	719,931
easyJet PLC	42,252	723,997
Security Description	Shares	Value
Experian PLC	186,738	$ 4,798,475
Fiat Chrysler Automobiles NV (a)	179,882	3,164,079
Firstgroup PLC (a)	583,121	692,361
Foxtons Group PLC	61,373	42,578
G4S PLC	611,118	1,928,566
GlaxoSmithKline PLC	877,029	17,576,217
Grafton Group PLC	36,648	362,015
Great Portland Estates PLC REIT	47,476	414,247
Greene King PLC	51,683	330,381
GVC Holdings PLC	92,203	1,104,379
Halma PLC	63,807	1,202,348
Hammerson PLC REIT	124,139	739,322
Hansteen Holdings PLC REIT	71,280	90,164
Hargreaves Lansdown PLC	33,132	965,649
Hays PLC	233,138	620,208
Hiscox, Ltd.	49,380	1,059,281
HomeServe PLC	67,485	902,039
Howden Joinery Group PLC	100,032	611,665
HSBC Holdings PLC	3,344,059	29,208,764
IG Group Holdings PLC	60,965	504,039
IMI PLC	38,900	556,481
Imperial Brands PLC	161,115	5,611,823
Inchcape PLC	69,829	609,195
Indivior PLC (a)	135,518	325,434
Informa PLC	200,446	1,992,326
Inmarsat PLC	51,641	336,712
InterContinental Hotels Group PLC	35,016	2,182,672
International Consolidated Airlines Group SA	114,043	981,834
International Personal Finance PLC	56,503	165,786
Intertek Group PLC	28,207	1,836,224
Intu Properties PLC REIT (b)	133,430	268,133
ITV PLC	612,280	1,260,343
J Sainsbury PLC	412,113	1,729,404
John Wood Group PLC	174,884	1,759,691
Johnson Matthey PLC	33,349	1,549,069
Just Eat PLC (a)	86,788	758,505
Keller Group PLC	16,915	224,109
Kingfisher PLC	654,738	2,202,832
Land Securities Group PLC REIT	206,299	2,376,559
Legal & General Group PLC	987,879	3,377,774
Lloyds Banking Group PLC	11,716,204	9,055,574
London Stock Exchange Group PLC	52,098	3,115,654
Lonmin PLC (a)(b)	33,778	19,346
Luceco PLC (a)(e)	3,895	2,540
Man Group PLC	460,793	1,059,982
Marks & Spencer Group PLC	419,867	1,581,259
Meggitt PLC	105,746	781,054
Melrose Industries PLC	777,321	2,026,317
Micro Focus International PLC	72,384	1,349,338
Mondi PLC	121,880	3,344,046
National Grid PLC	668,616	6,900,283

110

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
NEX Group PLC	150,205	$ 1,946,995
Next PLC	35,701	2,557,780
Ocado Group PLC (a)	66,858	783,978
Ophir Energy PLC (a)	99,053	48,955
Pearson PLC	199,311	2,313,212
Pennon Group PLC	69,643	647,713
Persimmon PLC	31,115	959,611
Petrofac, Ltd.	39,985	337,779
Provident Financial PLC (a)	18,549	146,100
Prudential PLC	426,489	9,785,685
Randgold Resources, Ltd.	28,980	2,059,629
Reach PLC	79,000	69,229
Reckitt Benckiser Group PLC	110,772	10,134,765
RELX PLC	210,442	4,434,737
RELX PLC	170,937	3,592,640
Rentokil Initial PLC	309,028	1,283,113
Rightmove PLC	170,355	1,046,333
Rio Tinto PLC	197,492	9,992,527
Rio Tinto, Ltd. (b)	65,850	3,752,582
Rolls-Royce Holdings PLC (a)	358,458	4,615,572
Royal Bank of Scotland Group PLC	544,467	1,775,030
Royal Mail PLC	76,366	475,120
RPC Group PLC	68,119	706,203
RSA Insurance Group PLC	228,146	1,710,704
Sage Group PLC	187,450	1,433,420
Schroders PLC	19,100	770,882
Segro PLC REIT	158,382	1,317,299
Serco Group PLC (a)	302,544	385,853
Severn Trent PLC	39,927	962,715
Shaftesbury PLC REIT	46,629	550,603
Shire PLC	151,277	9,120,904
Sky PLC	223,148	5,031,322
Smith & Nephew PLC	159,881	2,917,856
Smiths Group PLC	164,544	3,208,947
Spectris PLC	20,574	636,664
Spirax-Sarco Engineering PLC	12,066	1,148,630
Sports Direct International PLC (a)	26,209	116,615
SSE PLC	253,420	3,787,212
St James's Place PLC	87,380	1,303,563
Standard Chartered PLC	486,014	4,033,416
Standard Life Aberdeen PLC	708,555	2,826,488
TalkTalk Telecom Group PLC (b)	72,779	117,021
Tate & Lyle PLC	152,159	1,354,831
Taylor Wimpey PLC	411,679	922,308
Telecom Plus PLC	10,432	141,752
Tesco PLC	1,823,551	5,702,446
Thomas Cook Group PLC	179,187	135,294
TP ICAP PLC	97,722	340,505
Travis Perkins PLC	26,756	371,765
Tullow Oil PLC (a)	303,015	1,040,421
Unilever NV	276,943	15,428,862
Unilever PLC	240,234	13,207,760
United Utilities Group PLC	118,646	1,089,231
Victrex PLC	15,874	691,396
Vodafone Group PLC	4,807,003	10,311,798
Security Description	Shares	Value
Weir Group PLC	19,371	$ 445,347
Whitbread PLC	31,694	1,949,562
William Hill PLC	240,427	790,406
Wm Morrison Supermarkets PLC	659,094	2,229,520
Workspace Group PLC REIT	39,443	505,098
WPP PLC	224,290	3,288,997
		442,958,818
UNITED STATES — 0.2%
Argonaut Gold, Inc. (a)(b)	58,828	65,081
Bausch Health Cos., Inc. (a)	56,589	1,452,156
Flex, Ltd. (a)	230,463	3,023,675
ICON PLC (a)	10,303	1,584,086
International Game Technology PLC (b)	17,597	347,541
REC Silicon ASA (a)(b)	507,389	39,347
Stratasys, Ltd. (a)	7,723	178,479
Tahoe Resources, Inc. (a)(b)	24,040	66,393
		6,756,758
TOTAL COMMON STOCKS (Cost $3,322,876,015)		3,350,894,534

WARRANTS — 0.0% (d)
CANADA — 0.0% (d)
Australis Capital, Inc. (expiring 9/19/19) (a)	1,711	3,111
FRANCE — 0.0% (d)
CGG SA (expiring 02/21/23) (a)	13	2
TOTAL WARRANTS (Cost $9,154)		3,113
RIGHTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
Harvey Norman Holdings, Ltd. (expiring 10/15/18) (a) (b)	5,530	3,201
HONG KONG — 0.0% (d)
China Smartpay Group (expiring 10/02/18) (a) (g)	4,268	—
TOTAL RIGHTS (Cost $0)		3,201
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (h) (i)	6,540,078	6,540,078

111

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	63,672,719	$ 63,672,719
TOTAL SHORT-TERM INVESTMENTS (Cost $70,212,797)		70,212,797
TOTAL INVESTMENTS — 101.5% (Cost $3,393,097,966)		3,421,113,645
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(49,370,576)
NET ASSETS — 100.0%		$ 3,371,743,069

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $194,285, representing less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 195,444,359	$ —	$—	$ 195,444,359
Austria	9,794,003	—	—	9,794,003
Belgium	35,720,803	—	—	35,720,803
Bermuda	58,511	—	—	58,511
Canada	275,736,531	—	—	275,736,531
Cayman Islands	12,708	—	—	12,708
Chile	644,493	—	—	644,493
China	4,098,097	—	—	4,098,097
Denmark	46,329,371	—	—	46,329,371
Finland	31,192,016	—	—	31,192,016
112

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
France	$ 277,395,270	$ —	$—	$ 277,395,270
Germany	251,012,530	—	—	251,012,530
Hong Kong	92,664,959	51,634	—	92,716,593
Ireland	17,446,752	—	0(a)	17,446,752
Israel	19,625,724	—	—	19,625,724
Italy	61,993,610	—	—	61,993,610
Japan	798,942,769	—	—	798,942,769
Jordan	566,212	—	—	566,212
Luxembourg	6,871,187	—	—	6,871,187
Macau	513,622	—	—	513,622
Malta	754,868	—	—	754,868
Mexico	357,570	—	—	357,570
Netherlands	123,450,200	—	—	123,450,200
New Zealand	7,229,869	—	—	7,229,869
Norway	26,010,814	—	—	26,010,814
Portugal	6,106,776	—	—	6,106,776
Singapore	36,499,797	40,592	—	36,540,389
South Africa	669,185	—	—	669,185
South Korea	165,860,095	66,339	0(a)	165,926,434
Spain	79,980,243	35,720	0(a)	80,015,963
Sweden	90,204,448	—	—	90,204,448
Switzerland	237,797,281	—	—	237,797,281
United Kingdom	442,958,818	—	0(a)	442,958,818
United States	6,756,758	—	—	6,756,758
Warrants
Canada	3,111	—	—	3,111
France	2	—	—	2
Rights
Australia	3,201	—	—	3,201
Hong Kong	—	—	0(a)	0
Short-Term Investments	70,212,797	—	—	70,212,797
TOTAL INVESTMENTS	$3,420,919,360	$194,285	$—	$3,421,113,645

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,169,081	$ 1,169,081	$173,379,565	$168,008,568	$—	$—	6,540,078	$ 6,540,078	$ 72,423	$—
State Street Navigator Securities Lending Government Money Market Portfolio	22,963,226	22,963,226	576,250,507	535,541,014	—	—	63,672,719	63,672,719	990,625	—
Total		$24,132,307	$749,630,072	$703,549,582	$—	$—		$70,212,797	$1,063,048	$—
113	ARSPDW

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. Class H	1,712,000	$ 1,128,950
AIR FREIGHT & LOGISTICS — 0.3%
Sinotrans, Ltd. Class H	816,000	332,661
ZTO Express Cayman, Inc. ADR	186,142	3,084,373
		3,417,034
AIRLINES — 0.3%
Air China, Ltd. Class H	1,568,000	1,514,918
China Eastern Airlines Corp., Ltd. Class H (a)	1,502,000	963,596
China Southern Airlines Co., Ltd. Class H	1,198,000	767,036
Shandong Airlines Co., Ltd. Class B	106,000	169,060
		3,414,610
AUTO COMPONENTS — 0.5%
China First Capital Group, Ltd. (b)	1,702,000	913,545
Fuyao Glass Industry Group Co., Ltd. Class H (c)	184,400	670,447
Minth Group, Ltd.	502,000	2,072,180
Tianneng Power International, Ltd.	366,000	323,206
Xinyi Glass Holdings, Ltd.	1,130,000	1,428,223
		5,407,601
AUTOMOBILES — 2.0%
BAIC Motor Corp., Ltd. Class H (c)	916,900	734,701
Brilliance China Automotive Holdings, Ltd.	1,672,000	2,705,149
BYD Co., Ltd. Class H (a)	425,000	3,052,435
Chongqing Changan Automobile Co., Ltd. Class B	727,300	587,424
Dongfeng Motor Group Co., Ltd. Class H	2,129,300	2,193,275
Geely Automobile Holdings, Ltd.	3,224,000	6,427,482
Great Wall Motor Co., Ltd. Class H (a)	2,341,000	1,492,874
Guangzhou Automobile Group Co., Ltd. Class H	2,235,691	2,477,149
Qingling Motors Co., Ltd. Class H	2,484,000	685,688
		20,356,177
BANKS — 14.8%
Agricultural Bank of China, Ltd. Class H	16,848,000	8,268,006
Bank of China, Ltd. Class H	47,204,700	20,993,541
Bank of Chongqing Co., Ltd. Class H	1,229,000	738,195
Bank of Communications Co., Ltd. Class H	13,818,824	10,366,458
China CITIC Bank Corp., Ltd. Class H	7,109,471	4,551,937
China Construction Bank Corp. Class H	65,102,623	56,908,323
China Merchants Bank Co., Ltd. Class H	2,429,235	9,872,289
Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class H (a)	4,823,259	$ 3,581,277
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,847,000	1,010,257
Huishang Bank Corp., Ltd. Class H	1,892,700	822,398
Industrial & Commercial Bank of China, Ltd. Class H	47,218,789	34,516,923
Postal Savings Bank of China Co., Ltd. Class H (c)	3,136,000	1,975,805
		153,605,409
BEVERAGES — 0.5%
China Resources Beer Holdings Co., Ltd.	1,043,667	4,194,728
Tibet Water Resources, Ltd. (a) (b)	1,447,000	456,759
Tsingtao Brewery Co., Ltd. Class H	211,000	992,319
		5,643,806
BIOTECHNOLOGY — 0.7%
3SBio, Inc. (a) (c)	540,000	908,178
BeiGene, Ltd. ADR (b)	28,623	4,929,453
China Biologic Products Holdings, Inc. (a) (b)	16,939	1,355,120
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	15,700	107,243
		7,299,994
BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	353,000	200,299
CAPITAL MARKETS — 1.2%
Central China Securities Co., Ltd. Class H (a)	360,000	90,634
China Cinda Asset Management Co., Ltd. Class H	7,197,200	1,821,168
China Everbright, Ltd.	642,000	1,150,282
China Galaxy Securities Co., Ltd. Class H	2,077,500	969,070
China Huarong Asset Management Co., Ltd. Class H (c)	5,237,000	963,754
China International Capital Corp., Ltd. Class H (a) (c)	247,600	457,552
CITIC Securities Co., Ltd. Class H	1,381,500	2,457,601
GF Securities Co., Ltd. Class H	1,064,200	1,365,457
Guotai Junan International Holdings, Ltd. (a)	1,759,000	307,969
Haitong Securities Co., Ltd. Class H	1,996,600	1,816,738
Huatai Securities Co., Ltd. Class H (b) (c)	704,600	1,010,315
Noah Holdings, Ltd. ADR (b)	2,694	113,525
Shenwan Hongyuan HK, Ltd.	505,000	114,231
		12,638,296
CHEMICALS — 0.3%
China BlueChemical, Ltd. Class H	2,004,000	811,854
China Lumena New Materials Corp. (a) (b) (e)	3,564,548	—
Fufeng Group, Ltd. (a) (b)	559,000	272,181

114

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,775,999	$ 1,695,776
		2,779,811
COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd. (a)	2,623,925	2,266,832
Country Garden Services Holdings Co., Ltd. (a) (b)	594,000	1,009,623
Dongjiang Environmental Co., Ltd. Class H (a)	150,200	175,827
Greentown Service Group Co., Ltd.	614,000	492,776
		3,945,058
COMMUNICATIONS EQUIPMENT — 0.3%
BYD Electronic International Co., Ltd. (a)	512,000	753,778
China All Access Holdings, Ltd.	1,268,000	108,571
China Fiber Optic Network System Group, Ltd. (b) (e)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (a) (b)	1,384,310	217,600
Shanghai Potevio Co., Ltd. Class B (b) (f)	264,700	106,410
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	174,500	543,020
ZTE Corp. Class H (b)	579,197	1,061,443
		2,790,822
CONSTRUCTION & ENGINEERING — 1.0%
China Communications Construction Co., Ltd. Class H	2,974,394	3,040,953
China Machinery Engineering Corp. Class H	455,000	222,706
China Railway Construction Corp., Ltd. Class H	1,197,375	1,615,903
China Railway Group, Ltd. Class H	2,664,000	2,641,905
China Singyes Solar Technologies Holdings, Ltd. (a)	368,000	127,449
China State Construction International Holdings, Ltd.	1,166,000	1,232,325
Concord New Energy Group, Ltd.	3,560,000	143,312
Metallurgical Corp. of China, Ltd. Class H	1,619,000	455,188
Sinopec Engineering Group Co., Ltd. Class H	1,073,000	1,225,909
		10,705,650
CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class H	843,500	5,093,404
BBMG Corp. Class H (a)	1,289,000	441,478
China National Building Material Co., Ltd. Class H	2,304,000	2,046,390
China Resources Cement Holdings, Ltd.	793,163	923,426
China Shanshui Cement Group, Ltd. (a) (b) (e)	1,896,000	—
Security Description	Shares	Value
CSG Holding Co., Ltd. Class B	513,130	$ 197,385
		8,702,083
CONSUMER FINANCE — 0.1%
China Financial Services Holdings, Ltd.	2,132,000	147,130
Chong Sing Holdings FinTech Group (a) (b)	15,694,900	842,421
		989,551
CONTAINERS & PACKAGING — 0.0% (d)
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	9,425,714	169,846
Greatview Aseptic Packaging Co., Ltd.	452,000	288,244
		458,090
DISTRIBUTORS — 0.0% (d)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	587,000	399,090
DIVERSIFIED CONSUMER SERVICES — 1.2%
China Education Group Holdings, Ltd. (b)	385,000	544,173
China Maple Leaf Educational Systems, Ltd.	903,497	473,404
China Yuhua Education Corp., Ltd. (c)	640,000	309,167
Fu Shou Yuan International Group, Ltd.	716,000	559,082
New Oriental Education & Technology Group, Inc. ADR (b)	78,932	5,841,757
TAL Education Group ADR (b)	187,497	4,820,548
		12,548,131
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,150,000	1,094,902
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
China Communications Services Corp., Ltd. Class H	1,611,600	1,484,957
China Telecom Corp., Ltd. Class H	9,336,951	4,641,687
China Unicom Hong Kong, Ltd.	3,819,805	4,500,837
CITIC Telecom International Holdings, Ltd.	1,158,000	395,131
		11,022,612
ELECTRICAL EQUIPMENT — 0.6%
Dongfang Electric Corp., Ltd. Class H (b)	247,800	146,623
Fullshare Holdings, Ltd. (a) (b)	4,152,500	1,995,348
Shanghai Electric Group Co., Ltd. Class H (a)	2,102,000	749,477
Solartech International Holdings, Ltd. (a) (b)	1,080,000	131,120
Tech Pro Technology Development, Ltd. (b) (f)	4,481,396	38,944
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	355,760	382,362

115

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co., Ltd. Class H	426,100	$ 2,434,110
		5,877,984
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
AAC Technologies Holdings, Inc.	462,245	4,802,684
Anxin-China Holdings, Ltd. (b) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H	267,982	142,469
Dongxu Optoelectronic Technology Co., Ltd. Class B	1,410,700	690,486
FIT Hon Teng, Ltd. (c)	799,000	395,165
Hollysys Automation Technologies, Ltd.	19,814	423,425
Ju Teng International Holdings, Ltd.	1,042,000	262,334
Kingboard Holdings, Ltd.	545,999	1,782,805
Kingboard Laminates Holdings, Ltd.	335,000	297,116
Sunny Optical Technology Group Co., Ltd.	425,000	4,904,536
Wasion Holdings, Ltd.	354,000	179,151
		13,880,171
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a) (b)	928,000	154,174
China Oilfield Services, Ltd. Class H	1,245,900	1,351,799
Hilong Holding, Ltd.	672,000	93,609
Sinopec Oilfield Service Corp. Class H (a) (b)	1,276,000	174,484
		1,774,066
ENTERTAINMENT — 1.1%
iQIYI, Inc. ADR (a) (b)	48,642	1,316,739
NetEase, Inc. ADR	45,910	10,478,957
		11,795,696
FOOD & STAPLES RETAILING — 0.2%
Sun Art Retail Group, Ltd.	1,425,500	1,854,540
FOOD PRODUCTS — 1.9%
China Agri-Industries Holdings, Ltd.	1,626,600	627,782
China Huishan Dairy Holdings Co., Ltd. (a) (b) (e)	2,729,000	—
China Huiyuan Juice Group, Ltd. (b) (f)	701,000	180,963
China Mengniu Dairy Co., Ltd. (b)	1,822,220	6,066,382
China Yurun Food Group, Ltd. (a) (b)	1,139,000	114,993
CP Pokphand Co., Ltd.	3,174,000	283,940
Dali Foods Group Co., Ltd. (c)	594,500	427,741
Health and Happiness H&H International Holdings, Ltd. (b)	158,000	949,022
Tingyi Cayman Islands Holding Corp.	1,329,844	2,443,885
Uni-President China Holdings, Ltd.	704,400	751,670
Want Want China Holdings, Ltd.	4,675,933	3,937,993
Security Description	Shares	Value
WH Group, Ltd. (c)	4,775,106	$ 3,362,450
Yihai International Holding, Ltd.	245,000	557,323
		19,704,144
GAS UTILITIES — 0.8%
Beijing Enterprises Holdings, Ltd.	425,500	2,387,181
China Gas Holdings, Ltd.	1,486,000	4,206,431
China Oil & Gas Group, Ltd. (b)	1,616,000	117,716
China Resources Gas Group, Ltd.	529,000	2,153,210
		8,864,538
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,676,000	1,655,673
Yestar Healthcare Holdings Co., Ltd. (a)	522,500	144,900
		1,800,573
HEALTH CARE PROVIDERS & SERVICES — 0.6%
China Resources Phoenix Healthcare Holdings Co., Ltd. (a)	417,000	379,435
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	703,000	1,757,298
Sinopharm Group Co., Ltd. Class H	764,400	3,741,456
		5,878,189
HEALTH CARE TECHNOLOGY — 0.1%
Ping An Healthcare and Technology Co., Ltd. (b) (c)	143,054	956,143
HOTELS, RESTAURANTS & LEISURE — 1.3%
Ajisen China Holdings, Ltd.	454,000	186,824
China Travel International Investment Hong Kong, Ltd.	3,006,000	968,079
Huazhu Group, Ltd. ADR	73,512	2,374,438
Imperial Pacific International Holdings, Ltd. (a) (b)	29,050,300	241,315
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,204,187	338,562
Yum China Holdings, Inc.	255,836	8,982,402
		13,091,620
HOUSEHOLD DURABLES — 0.3%
Haier Electronics Group Co., Ltd. (b)	932,000	2,531,023
Hisense Kelon Electrical Holdings Co., Ltd. Class H (a)	292,000	264,576
Skyworth Digital Holdings, Ltd.	1,699,423	479,971
		3,275,570
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	430,000	738,565
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.1%
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,168,000	235,842

116

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
CGN Power Co., Ltd. Class H (c)	7,873,000	$ 1,871,434
China Datang Corp. Renewable Power Co., Ltd. Class H	1,901,000	274,525
China Longyuan Power Group Corp., Ltd. Class H	2,343,000	1,970,241
China Power International Development, Ltd.	2,347,000	521,895
China Resources Power Holdings Co., Ltd.	1,250,092	2,211,054
Datang International Power Generation Co., Ltd. Class H	3,008,287	761,212
Huadian Fuxin Energy Corp., Ltd. Class H	1,832,000	369,917
Huadian Power International Corp., Ltd. Class H	974,000	380,892
Huaneng Power International, Inc. Class H	2,706,129	1,781,053
Huaneng Renewables Corp., Ltd. Class H	2,530,000	753,351
		11,131,416
INDUSTRIAL CONGLOMERATES — 0.7%
CITIC, Ltd.	4,242,000	6,321,067
Shanghai Industrial Holdings, Ltd.	317,000	702,473
		7,023,540
INSURANCE — 5.8%
China Life Insurance Co., Ltd. Class H	4,727,040	10,740,939
China Pacific Insurance Group Co., Ltd. Class H	1,569,400	6,057,059
China Taiping Insurance Holdings Co., Ltd.	789,491	2,769,560
Fanhua, Inc. ADR (a)	27,020	730,080
New China Life Insurance Co., Ltd. Class H	415,600	1,994,374
People's Insurance Co. Group of China, Ltd. Class H	4,899,000	2,203,796
PICC Property & Casualty Co., Ltd. Class H	4,456,287	5,262,188
Ping An Insurance Group Co. of China, Ltd. Class H (a)	3,058,600	31,074,991
		60,832,987
INTERNET & CATALOG RETAIL — 1.0%
Ctrip.com International, Ltd. ADR (b)	239,963	8,919,425
Vipshop Holdings, Ltd. ADR (b)	225,749	1,408,674
		10,328,099
INTERACTIVE MEDIA & SERVICES — 18.5%
58.com, Inc. ADR (b)	49,913	3,673,597
Autohome, Inc. ADR (a)	33,653	2,605,079
Baidu, Inc. ADR (b)	168,321	38,491,646
Bitauto Holdings, Ltd. ADR (a) (b)	19,482	448,086
Fang Holdings, Ltd. ADR (b)	117,468	304,242
Momo, Inc. ADR (b)	62,311	2,729,222
Phoenix New Media, Ltd. ADR (b)	38,984	164,513
SINA Corp. (b)	42,781	2,972,424
Security Description	Shares	Value
Sogou, Inc. ADR (a) (b)	10,900	$ 80,987
Sohu.com, Ltd. ADR (a) (b)	27,884	554,334
Tencent Holdings, Ltd.	3,293,415	136,031,352
Tian Ge Interactive Holdings, Ltd. (c)	130,000	80,410
V1 Group, Ltd. (a) (b) (f)	2,066,000	126,734
Weibo Corp. ADR (a) (b)	28,418	2,078,208
YY, Inc. ADR (b)	25,971	1,945,747
		192,286,581
INTERNET & DIRECT MARKETING RETAIL — 13.4%
Alibaba Group Holding, Ltd. ADR (b)	760,944	125,373,134
Baozun, Inc. ADR (a) (b)	14,411	700,086
JD.com, Inc. ADR (b)	491,613	12,826,183
		138,899,403
IT SERVICES — 0.5%
21Vianet Group, Inc. ADR (b)	39,023	394,132
AGTech Holdings, Ltd. (a) (b)	1,452,000	111,337
Chinasoft International, Ltd. (b)	1,678,000	1,119,396
Digital China Holdings, Ltd. (a) (b)	715,000	382,861
GDS Holdings, Ltd. ADR (a) (b)	29,621	1,040,586
Hi Sun Technology China, Ltd. (b)	1,365,000	188,398
TravelSky Technology, Ltd. Class H	852,000	2,215,773
		5,452,483
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Genscript Biotech Corp. (a) (b)	490,000	827,844
Wuxi Biologics Cayman, Inc. (b) (c)	191,000	1,931,993
		2,759,837
MACHINERY — 1.4%
China Conch Venture Holdings, Ltd.	1,048,000	3,656,328
China International Marine Containers Group Co., Ltd. Class H	539,200	571,938
CIMC Enric Holdings, Ltd.	608,000	634,038
CRRC Corp., Ltd. Class H	2,764,950	2,526,472
First Tractor Co., Ltd. Class H (a) (b)	356,000	104,185
Haitian International Holdings, Ltd.	869,000	1,934,591
Lonking Holdings, Ltd.	1,965,000	635,337
Sinotruk Hong Kong, Ltd. (a)	176,500	384,358
Weichai Power Co., Ltd. Class H	1,554,680	1,927,232
Yangzijiang Shipbuilding Holdings, Ltd.	1,864,000	1,691,631
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	855,800	331,387
		14,397,497
MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H (b)	2,084,500	282,377

117

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	815,800	$ 405,559
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	1,475,175	612,700
Seaspan Corp. (a)	12,100	100,793
SITC International Holdings Co., Ltd.	703,000	567,798
		1,969,227
MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (a) (b)	7,300,000	998,224
China Literature, Ltd. (a) (b) (c)	167,200	1,051,290
Poly Culture Group Corp., Ltd. Class H	92,700	117,046
		2,166,560
METALS & MINING — 0.9%
Aluminum Corp. of China, Ltd. Class H (b)	2,726,000	1,212,345
Angang Steel Co., Ltd. Class H	1,065,720	953,372
China Metal Recycling Holdings, Ltd. (a) (b) (e)	268,085	—
China Molybdenum Co., Ltd. Class H (a)	2,568,000	1,076,440
China Zhongwang Holdings, Ltd. (a)	804,800	393,920
Jiangxi Copper Co., Ltd. Class H	972,000	1,134,118
Maanshan Iron & Steel Co., Ltd. Class H	1,756,000	942,530
MMG, Ltd. (b)	1,220,000	631,446
Shougang Fushan Resources Group, Ltd.	2,722,000	605,283
Zhaojin Mining Industry Co., Ltd. Class H (a)	753,500	583,549
Zijin Mining Group Co., Ltd. Class H	5,112,750	1,966,719
		9,499,722
MULTILINE RETAIL — 0.1%
Golden Eagle Retail Group, Ltd.	528,120	574,359
Parkson Retail Group, Ltd. (b)	1,612,000	154,507
		728,866
OIL, GAS & CONSUMABLE FUELS — 5.4%
China Coal Energy Co., Ltd. Class H	1,851,013	780,629
China Petroleum & Chemical Corp. Class H	15,354,640	15,384,270
China Shenhua Energy Co., Ltd. Class H	2,158,700	4,932,658
China Suntien Green Energy Corp., Ltd. Class H	941,000	262,160
CNOOC, Ltd.	9,735,174	19,283,978
Kunlun Energy Co., Ltd.	2,555,400	2,975,079
NewOcean Energy Holdings, Ltd. (a) (b)	706,000	219,246
PetroChina Co., Ltd. Class H	12,656,930	10,255,075
Sinopec Kantons Holdings, Ltd.	1,062,000	473,665
Security Description	Shares	Value
Yanzhou Coal Mining Co., Ltd. Class H	1,287,900	$ 1,492,831
		56,059,591
PAPER & FOREST PRODUCTS — 0.2%
Lee & Man Paper Manufacturing, Ltd.	1,094,000	1,015,021
Nine Dragons Paper Holdings, Ltd.	1,269,000	1,371,997
		2,387,018
PERSONAL PRODUCTS — 0.5%
Hengan International Group Co., Ltd.	513,500	4,738,041
PHARMACEUTICALS — 1.9%
China Animal Healthcare, Ltd. (a) (b) (e)	763,600	—
China Medical System Holdings, Ltd.	835,300	1,161,429
China Resources Pharmaceutical Group, Ltd. (c)	670,500	1,064,245
China Shineway Pharmaceutical Group, Ltd.	294,000	402,025
Consun Pharmaceutical Group, Ltd.	609,000	485,650
CSPC Pharmaceutical Group, Ltd.	2,660,000	5,649,810
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	202,000	720,239
Hua Han Health Industry Holdings, Ltd. (a) (b) (e)	3,728,400	—
Luye Pharma Group, Ltd. (a) (c)	1,089,000	976,981
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	214,000	843,704
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	515,000	263,920
Sihuan Pharmaceutical Holdings Group, Ltd.	1,298,000	265,409
Sino Biopharmaceutical, Ltd.	4,625,500	4,315,218
SSY Group, Ltd.	1,916,332	1,851,458
Tong Ren Tang Technologies Co., Ltd. Class H (a)	423,000	619,507
United Laboratories International Holdings, Ltd.	592,000	525,052
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)	93,600	389,357
		19,534,004
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (b)	13,572	1,044,908
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.3%
Agile Group Holdings, Ltd.	1,218,747	1,722,622
Beijing Capital Land, Ltd. Class H	844,000	309,560
Carnival Group International Holdings, Ltd. (a) (b)	6,866,800	195,695
China Evergrande Group (a)	1,912,600	5,365,125
China Jinmao Holdings Group, Ltd.	1,642,000	747,041

118

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
China Overseas Land & Investment, Ltd.	2,513,862	$ 7,870,978
China Overseas Property Holdings, Ltd.	932,620	268,169
China Resources Land, Ltd.	1,762,555	6,171,837
China South City Holdings, Ltd.	2,166,000	354,315
China Vanke Co., Ltd. Class H	883,364	2,923,888
CIFI Holdings Group Co., Ltd.	1,972,000	907,258
Colour Life Services Group Co., Ltd. (b)	279,000	160,806
Country Garden Holdings Co., Ltd.	4,324,500	5,454,743
Future Land Development Holdings, Ltd.	578,000	374,504
Greentown China Holdings, Ltd.	381,000	355,929
Guangzhou R&F Properties Co., Ltd. Class H	856,224	1,573,503
Hopson Development Holdings, Ltd. (a)	390,000	331,940
Jiayuan International Group, Ltd.	366,000	626,768
Kaisa Group Holdings, Ltd. (b)	911,000	292,222
KWG Group Holdings, Ltd.	829,806	759,295
Logan Property Holdings Co., Ltd.	346,000	390,885
Longfor Group Holdings, Ltd. (b)	907,500	2,342,714
Poly Property Group Co., Ltd.	1,320,000	465,591
Redco Group (a) (c)	398,200	202,538
Renhe Commercial Holdings Co., Ltd. (a) (b)	8,571,000	290,268
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	297,650	351,822
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	779,960	1,068,545
Shenzhen Investment, Ltd.	1,930,606	616,815
Shimao Property Holdings, Ltd.	908,941	2,267,445
Shui On Land, Ltd.	3,100,500	721,148
Sino-Ocean Group Holding, Ltd.	2,609,712	1,150,623
Skyfame Realty Holdings, Ltd.	198,000	123,989
SOHO China, Ltd.	934,500	363,056
Sunac China Holdings, Ltd. (a)	1,261,300	3,884,692
Suncity Group Holdings, Ltd. (b)	3,041,376	520,830
Yanlord Land Group, Ltd.	409,100	443,128
Yuexiu Property Co., Ltd.	6,448,000	1,153,651
Yuzhou Properties Co., Ltd.	2,500,840	1,016,329
Zall Group, Ltd. (a)	1,545,000	1,162,961
		55,303,228
ROAD & RAIL — 0.1%
CAR, Inc. (a) (b)	813,300	643,373
Dazhong Transportation Group Co., Ltd. Class B	372,000	165,168
Guangshen Railway Co., Ltd. Class H (a)	1,480,000	661,989
		1,470,530
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Daqo New Energy Corp. ADR (b)	3,400	88,774
GCL-Poly Energy Holdings, Ltd. (a) (b)	7,241,000	508,959
Security Description	Shares	Value
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	17,589,376	$ —
Hua Hong Semiconductor, Ltd. (c)	171,000	368,447
JinkoSolar Holding Co., Ltd. ADR (a) (b)	13,386	144,167
Semiconductor Manufacturing International Corp. (a) (b)	1,926,600	2,078,046
Shunfeng International Clean Energy, Ltd. (b)	670,000	28,684
Xinyi Solar Holdings, Ltd. (a)	2,671,803	822,892
		4,039,969
SOFTWARE — 0.3%
Boyaa Interactive International, Ltd. (b)	302,000	72,558
Cheetah Mobile, Inc. ADR (a) (b)	15,410	151,480
Kingdee International Software Group Co., Ltd. (a)	1,070,000	1,165,050
Kingsoft Corp., Ltd.	520,000	991,502
Leyou Technologies Holdings, Ltd. (b)	280,000	91,247
NetDragon Websoft Holdings, Ltd. (a)	208,000	435,410
Shanghai Baosight Software Co., Ltd. Class B	345,500	628,465
Xunlei, Ltd. ADR (b)	8,700	63,162
		3,598,874
SPECIALTY RETAIL — 0.3%
China Harmony New Energy Auto Holding, Ltd. (a)	822,500	342,669
GOME Retail Holdings, Ltd. (a) (b)	7,173,279	733,380
Grand Baoxin Auto Group, Ltd.	858,074	253,313
Hengdeli Holdings, Ltd. (b)	2,576,895	103,736
Zhongsheng Group Holdings, Ltd.	541,500	1,318,993
		2,752,091
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Coolpad Group, Ltd. (b) (e)	2,629,400	—
Legend Holdings Corp. Class H (c)	148,600	455,776
Lenovo Group, Ltd. (a)	4,674,000	3,416,693
Meitu, Inc. (a) (b) (c)	1,123,000	786,469
		4,658,938
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
ANTA Sports Products, Ltd.	628,000	3,013,636
Bosideng International Holdings, Ltd.	3,200,000	449,846
China Dongxiang Group Co., Ltd.	3,151,000	527,522
Cosmo Lady China Holdings Co., Ltd. (a) (c)	301,000	131,942
Lao Feng Xiang Co., Ltd. Class B	172,911	562,825
Li Ning Co., Ltd. (b)	1,394,207	1,318,500
Shenzhou International Group Holdings, Ltd.	425,000	5,453,105
		11,457,376

119

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd. (a)	1,806,000	$ 177,717
TRANSPORTATION INFRASTRUCTURE — 1.0%
Anhui Expressway Co., Ltd. Class H	612,000	371,506
Beijing Capital International Airport Co., Ltd. Class H	1,185,939	1,441,332
China Merchants Port Holdings Co., Ltd.	912,663	1,747,203
COSCO SHIPPING International Hong Kong Co., Ltd.	606,000	219,170
COSCO SHIPPING Ports, Ltd.	1,112,980	1,224,649
Dalian Port PDA Co., Ltd. Class H (a)	1,182,200	148,060
Jiangsu Expressway Co., Ltd. Class H	822,795	1,055,715
Qingdao Port International Co., Ltd. Class H (b) (c)	874,000	619,906
Regal International Airport Group Co., Ltd. Class H	387,000	340,268
Shenzhen Expressway Co., Ltd. Class H	646,000	648,898
Shenzhen International Holdings, Ltd.	786,384	1,624,042
Sichuan Expressway Co., Ltd. Class H	804,000	248,652
Xiamen International Port Co., Ltd. Class H	985,000	139,727
Yuexiu Transport Infrastructure, Ltd. (a)	376,000	298,401
Zhejiang Expressway Co., Ltd. Class H	858,000	713,821
		10,841,350
WATER UTILITIES — 0.6%
Beijing Enterprises Water Group, Ltd. (b)	3,404,000	1,814,040
China Water Affairs Group, Ltd.	396,000	443,829
CT Environmental Group, Ltd. (a)	1,736,400	201,936
Guangdong Investment, Ltd.	2,124,000	3,773,032
Kangda International Environmental Co., Ltd. (b) (c)	750,000	100,640
		6,333,477
WIRELESS TELECOMMUNICATION SERVICES — 3.2%
China Mobile, Ltd.	3,341,004	32,940,799
TOTAL COMMON STOCKS (Cost $908,672,905)		1,032,853,904
Security Description	Shares	Value
RIGHTS — 0.0% (d)
METALS & MINING — 0.0% (d)
Munsun Capital Group, Ltd. (expired 9/18/18) (b) (f) (Cost $156,417)	1,159,600	$ 4,446
TOTAL RIGHTS (Cost $156,417)		4,446
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (g) (h)	539,688	539,688
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	14,615,815	14,615,815
TOTAL SHORT-TERM INVESTMENTS (Cost $15,155,503)		15,155,503
TOTAL INVESTMENTS — 100.8% (Cost $923,984,825)		1,048,013,853
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(8,413,106)
NET ASSETS — 100.0%		$ 1,039,600,747

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $457,497, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt

120

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 1,128,950	$ —	$ —	$ 1,128,950
Air Freight & Logistics	3,417,034	—	—	3,417,034
Airlines	3,414,610	—	—	3,414,610
Auto Components	5,407,601	—	—	5,407,601
Automobiles	20,356,177	—	—	20,356,177
Banks	153,605,409	—	—	153,605,409
Beverages	5,643,806	—	—	5,643,806
Biotechnology	7,299,994	—	—	7,299,994
Building Products	200,299	—	—	200,299
Capital Markets	12,638,296	—	—	12,638,296
Chemicals	2,779,811	—	0(a)	2,779,811
Commercial Services & Supplies	3,945,058	—	—	3,945,058
Communications Equipment	2,684,412	106,410	0(a)	2,790,822
Construction & Engineering	10,705,650	—	—	10,705,650
Construction Materials	8,702,083	—	0(a)	8,702,083
Consumer Finance	989,551	—	—	989,551
Containers & Packaging	458,090	—	—	458,090
Distributors	399,090	—	—	399,090
Diversified Consumer Services	12,548,131	—	—	12,548,131
Diversified Financial Services	1,094,902	—	—	1,094,902
Diversified Telecommunication Services	11,022,612	—	—	11,022,612
Electrical Equipment	5,839,040	38,944	—	5,877,984
Electronic Equipment, Instruments & Components	13,880,171	—	0(a)	13,880,171
Energy Equipment & Services	1,774,066	—	—	1,774,066
Entertainment	11,795,696	—	—	11,795,696
Food & Staples Retailing	1,854,540	—	—	1,854,540
Food Products	19,523,181	180,963	0(a)	19,704,144
Gas Utilities	8,864,538	—	—	8,864,538
Health Care Equipment & Supplies	1,800,573	—	—	1,800,573
Health Care Providers & Services	5,878,189	—	—	5,878,189
Health Care Technology	956,143	—	—	956,143
Hotels, Restaurants & Leisure	13,091,620	—	—	13,091,620
Household Durables	3,275,570	—	—	3,275,570
Household Products	738,565	—	—	738,565
Independent Power and Renewable Electricity Producers	11,131,416	—	—	11,131,416
Industrial Conglomerates	7,023,540	—	—	7,023,540
Insurance	60,832,987	—	—	60,832,987
Internet & Catalog Retail	10,328,099	—	—	10,328,099
Interactive Media & Services	192,159,847	126,734	—	192,286,581
Internet & Direct Marketing Retail	138,899,403	—	—	138,899,403
IT Services	5,452,483	—	—	5,452,483
Life Sciences Tools & Services	2,759,837	—	—	2,759,837
Machinery	14,397,497	—	—	14,397,497
Marine	1,969,227	—	—	1,969,227
Media	2,166,560	—	—	2,166,560
Metals & Mining	9,499,722	—	0(a)	9,499,722
Multiline Retail	728,866	—	—	728,866
Oil, Gas & Consumable Fuels	56,059,591	—	—	56,059,591
Paper & Forest Products	2,387,018	—	—	2,387,018
121

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Personal Products	$ 4,738,041	$ —	$ —	$ 4,738,041
Pharmaceuticals	19,534,004	—	0(a)	19,534,004
Professional Services	1,044,908	—	—	1,044,908
Real Estate Management & Development	55,303,228	—	—	55,303,228
Road & Rail	1,470,530	—	—	1,470,530
Semiconductors & Semiconductor Equipment	4,039,969	—	0(a)	4,039,969
Software	3,598,874	—	—	3,598,874
Specialty Retail	2,752,091	—	—	2,752,091
Technology Hardware, Storage & Peripherals	4,658,938	—	0(a)	4,658,938
Textiles, Apparel & Luxury Goods	11,457,376	—	—	11,457,376
Trading Companies & Distributors	177,717	—	—	177,717
Transportation Infrastructure	10,841,350	—	—	10,841,350
Water Utilities	6,333,477	—	—	6,333,477
Wireless Telecommunication Services	32,940,799	—	—	32,940,799
Rights
Metals & Mining	—	4,446	—	4,446
Short-Term Investments	15,155,503	—	—	15,155,503
TOTAL INVESTMENTS	$1,047,556,356	$457,497	$ 0	$1,048,013,853

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,785,729	$ 2,785,729	$ 71,959,236	$ 74,205,277	$—	$—	539,688	$ 539,688	$ 24,359	$—
State Street Navigator Securities Lending Government Money Market Portfolio	22,187,451	22,187,451	121,229,540	128,801,176	—	—	14,615,815	14,615,815	659,391	—
Total		$24,973,180	$193,188,776	$203,006,453	$—	$—		$15,155,503	$683,750	$—
122	ARGXC

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 6.1%
Abacus Property Group REIT	163,317	$ 402,953
Accent Group, Ltd.	266,878	314,752
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	—
Altura Mining, Ltd. (b)	1,626,368	276,538
AMA Group, Ltd.	320,898	257,726
Appen, Ltd.	53,197	537,715
ARB Corp., Ltd.	41,977	581,937
Ardent Leisure Group	124,669	161,015
Arena REIT	175,733	300,078
ARQ Group, Ltd. (c)	159,739	272,767
Astro Japan Property Group REIT (a)(b)	33,776	—
Atlas Iron, Ltd. (b)	8,519,073	265,051
Aurelia Metals, Ltd. (b)	534,031	282,071
Ausdrill, Ltd.	211,122	270,381
Australian Agricultural Co., Ltd. (b)(c)	189,278	175,984
Australian Pharmaceutical Industries, Ltd.	303,874	379,272
Australian Property Systems, Ltd. (b)	94,436	455,072
Aveo Group	122,011	178,328
Bapcor, Ltd.	102,261	566,771
BCI Minerals, Ltd. (b)	3	—
Bega Cheese, Ltd. (c)	86,028	423,892
Bellamy's Australia, Ltd. (b)	47,161	349,082
Bingo Industries, Ltd.	254,536	578,293
Bravura Solutions, Ltd.	86,845	277,110
Breville Group, Ltd.	58,179	550,608
Brickworks, Ltd.	40,470	513,022
Bubs Australia, Ltd. (b)	577,099	265,151
Buru Energy, Ltd. (b)	12	2
BWP Trust REIT	166,847	403,212
BWX, Ltd. (c)	58,131	151,419
Cabcharge Australia, Ltd.	115,106	189,057
Cedar Woods Properties, Ltd.	58,656	244,033
Central Petroleum, Ltd. (b)	21	2
Charter Hall Long Wale REIT	73,350	222,904
Charter Hall Retail REIT	246,348	755,759
Class, Ltd.	177,129	274,266
Collins Foods, Ltd.	50,945	228,171
Cooper Energy, Ltd. (b)(c)	905,419	298,078
Costa Group Holdings, Ltd.	187,087	965,166
Credit Corp. Group, Ltd. (c)	27,419	441,617
Cromwell Property Group REIT	477,865	369,963
CSR, Ltd.	251,866	687,036
Dacian Gold, Ltd. (b)(c)	127,084	205,052
Data#3, Ltd.	6	6
Domain Holdings Australia, Ltd.	99,668	252,402
Eclipx Group, Ltd.	146,021	271,530
Elders, Ltd.	62,255	319,366
Emeco Holdings, Ltd. (b)	1,217,582	303,939
EML Payments, Ltd. (b)	187,036	215,175
ERM Power, Ltd.	223,626	272,641
Estia Health, Ltd.	99,228	170,158
Security Description	Shares	Value
Evolution Mining, Ltd.	45	$ 86
Fairfax Media, Ltd.	1,041,961	621,977
FAR, Ltd. (b)(c)	4,248,998	353,552
Fleetwood Corp., Ltd.	30	51
Folkestone Education Trust REIT	144,376	294,586
Galaxy Resources, Ltd. (b)(c)	162,336	292,471
Gateway Lifestyle	171,986	278,747
GDI Property Group REIT	217,348	207,586
Genworth Mortgage Insurance Australia, Ltd. (c)	88,579	157,665
Global Geoscience, Ltd. (b)	1,192,670	258,887
Gold Road Resources, Ltd. (b)(c)	455,896	224,307
GrainCorp, Ltd. Class A	104,609	597,950
Greenland Minerals, Ltd. (b)	75	4
Growthpoint Properties Australia, Ltd. REIT	78,488	220,913
GUD Holdings, Ltd.	45,572	477,128
GWA Group, Ltd.	133,511	301,398
Hansen Technologies, Ltd.	97,155	262,206
Horizon Oil, Ltd. (b)	54	6
Hotel Property Investments REIT	83,572	191,081
HT&E, Ltd. (c)	69,904	151,737
HUB24, Ltd.	29,643	272,821
Icon Energy, Ltd. (b)	24	—
IDP Education, Ltd.	48,216	359,682
Imdex, Ltd. (b)	309,794	266,740
IMF Bentham, Ltd.	115,420	253,042
Independence Group NL (c)	136,447	460,064
Industria REIT	99,112	194,341
Infigen Energy (b)	4,680	1,998
Ingenia Communities Group REIT	63,414	137,650
Inghams Group, Ltd. (c)	84,960	238,515
Integrated Research, Ltd.	142,550	281,578
InvoCare, Ltd. (c)	125,966	1,126,524
IPH, Ltd.	103,757	451,942
IRESS, Ltd.	53,959	496,615
Jacana Minerals, Ltd. (a)(b)(c)	12,051	—
Jupiter Mines, Ltd.	954,136	234,724
Karoon Gas Australia, Ltd. (b)(c)	325,144	261,136
Kidman Resources, Ltd. (b)	350,785	269,039
Kingsgate Consolidated, Ltd. (b)	1,369	213
Kogan.com, Ltd.	60,851	249,203
Liquefied Natural Gas, Ltd. (b)(c)	258,384	129,933
Lovisa Holdings, Ltd.	36,399	271,529
Lynas Corp., Ltd. (b)(c)	359,662	415,072
MACA, Ltd.	313,698	275,776
Mayne Pharma Group, Ltd. (b)	937,812	882,120
McMillan Shakespeare, Ltd.	41,773	515,938
Mesoblast, Ltd. (b)(c)	206,298	320,924
Metcash, Ltd.	478,187	1,037,977
Mincor Resources NL (b)	9	2
Monadelphous Group, Ltd. (c)	46,885	545,492
Monash IVF Group, Ltd.	319,465	253,108
Money3 Corp., Ltd.	165,649	263,682
Mount Gibson Iron, Ltd.	50,202	16,709
Myer Holdings, Ltd. (c)	438,480	161,804
MYOB Group, Ltd.	236,871	517,592
Nanosonics, Ltd. (b)(c)	155,861	404,856

123

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Navigator Global Investments, Ltd.	61,796	$ 237,871
Navitas, Ltd. (c)	145,261	469,813
nearmap, Ltd. (b)	198,778	248,100
Netwealth Group, Ltd. (c)	44,113	252,471
New Century Resources, Ltd. (b)	345,702	247,631
New South Resources, Ltd. (b)	298,108	360,213
NEXTDC, Ltd. (b)	189,834	892,804
Nick Scali, Ltd. (c)	41,813	194,835
Nine Entertainment Co. Holdings, Ltd. (c)	401,824	657,072
NRW Holdings, Ltd. (b)	197,321	298,393
Nufarm, Ltd.	96,246	466,580
OceanaGold Corp.	331,399	999,889
OFX Group, Ltd.	226,334	373,382
oOh!media, Ltd.	130,197	483,267
Orocobre, Ltd. (b)(c)	97,087	296,444
Perpetual, Ltd.	27,345	842,268
Perseus Mining, Ltd. (b)	562,604	154,687
Pilbara Minerals, Ltd. (b)(c)	1,114,353	725,661
Praemium, Ltd. (b)	329,771	264,853
Primary Health Care, Ltd.	332,733	731,877
Propertylink Group REIT (c)	368,849	297,572
Quintis, Ltd. (a)(b)(c)	148,677	—
Regis Healthcare, Ltd.	100,833	210,848
Regis Resources, Ltd.	303,108	815,848
Resolute Mining, Ltd.	310,701	243,916
Rural Funds Group REIT	167,437	264,105
Sandfire Resources NL	108,294	582,186
Saracen Mineral Holdings, Ltd. (b)	473,016	638,298
Service Stream, Ltd.	222,144	289,318
Seven West Media, Ltd.	486,102	351,719
SG Fleet Group, Ltd.	74,282	202,625
Shopping Centres Australasia Property Group REIT	328,685	570,768
Silver Lake Resources, Ltd. (b)	275,524	102,668
Slater & Gordon, Ltd. (b)	41	82
SmartGroup Corp., Ltd.	46,375	399,636
SolGold PLC (b)(c)	681,341	326,525
Southern Cross Media Group, Ltd.	500,513	467,169
SpeedCast International, Ltd. (c)	125,548	364,270
St Barbara, Ltd.	285,307	720,455
Starpharma Holdings, Ltd. (b)	239,332	274,472
Steadfast Group, Ltd.	383,449	790,717
Strandline Resources, Ltd. (b)	53	6
Sundance Energy Australia, Ltd. (b)	4,646,766	272,336
Super Retail Group, Ltd. (c)	57,916	371,699
Superloop, Ltd.	104,739	168,240
Tap Oil, Ltd. (b)	9	1
Tassal Group, Ltd.	130,021	425,227
Technology One, Ltd. (c)	129,484	522,780
Tiger Resources, Ltd. (a)(b)	2,464	—
Villa World, Ltd.	166,419	251,662
Virtus Health, Ltd.	16,654	67,480
Vita Group, Ltd.	156	115
Viva Energy REIT	163,798	260,735
Security Description	Shares	Value
Vocus Group, Ltd. (b)(c)	331,745	$ 787,312
Webjet, Ltd.	73,581	821,486
Westgold Resources, Ltd. (b)	95,937	88,157
		53,485,746
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG	12,474	288,322
DO & Co. AG	3,599	316,387
FACC AG	11,203	255,561
Palfinger AG	5,371	179,666
POLYTEC Holding AG (c)	4,328	55,096
Porr AG (c)	8,002	237,005
S IMMO AG	30,921	617,733
S&T AG	23,267	681,561
Schoeller-Bleckmann Oilfield Equipment AG	4,955	543,582
		3,174,913
BELGIUM — 1.2%
Aedifica SA REIT	7,687	693,740
AGFA-Gevaert NV (b)	92,929	426,783
Balta Group NV (d)	47,791	244,241
Barco NV	12,702	1,702,539
Befimmo SA REIT	7,235	413,030
Bekaert SA	23,639	588,122
Biocartis NV (b)(d)	18,018	257,832
Econocom Group SA (c)	49,802	161,966
Euronav NV	98,114	847,858
Exmar NV (b)	36,037	222,679
Fagron	14,941	288,943
Intervest Offices & Warehouses NV REIT	9,683	257,552
Ion Beam Applications (b)(c)	11,050	225,888
Kinepolis Group NV	3,483	208,343
Materialise NV ADR (b)	18,700	258,060
MDxHealth (b)(c)	52,179	168,484
Mithra Pharmaceuticals SA (b)(c)	7,410	253,037
Radisson Hospitality AB (b)	70,972	290,888
Recticel SA	30,245	332,326
Retail Estates NV REIT	5,413	464,624
Sipef NV	4,186	253,312
Tessenderlo Group SA (b)	27,921	1,037,767
Van de Velde NV	8,908	262,805
X-Fab Silicon Foundries SE (c)(d)	45,415	350,784
		10,211,603
CANADA — 8.3%
Aecon Group, Inc.	29,088	365,232
Ag Growth International, Inc.	6,523	317,622
Aimia, Inc. (b)(c)	94,235	330,253
Alamos Gold, Inc. Class A	225,300	1,033,598
Altius Minerals Corp. (c)	37,432	365,459
Altus Group, Ltd. (c)	19,589	463,886
Arbutus Biopharma Corp. (b)(c)(e)	29,351	277,367
Arbutus Biopharma Corp. (b)(e)(f)	11,276	106,665
Aritzia, Inc. (b)	32,787	433,998

124

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Artis Real Estate Investment Trust	47,282	$ 429,803
Asanko Gold, Inc. (b)(c)	90,138	71,129
Athabasca Oil Corp. (b)	160,142	196,987
Atrium Mortgage Investment Corp. (c)	35,763	379,598
ATS Automation Tooling Systems, Inc. (b)	34,461	640,379
Australis Capital, Inc. (b)	7,412	13,246
AutoCanada, Inc. (c)	16,979	179,037
Badger Daylighting, Ltd. (c)	15,515	355,287
Ballard Power Systems, Inc. (b)(c)	73,280	314,073
Baytex Energy Corp. (b)	163,588	474,590
Birchcliff Energy, Ltd. (c)	114,659	461,262
Black Diamond Group, Ltd. (b)	615	1,589
Boardwalk Real Estate Investment Trust	12,797	496,693
Bonterra Energy Corp. (c)	21,653	321,629
Boralex, Inc. Class A	25,624	357,420
Boston Pizza Royalties Income Fund	19,300	257,562
Boyd Group Income Fund	5,166	503,491
Calfrac Well Services, Ltd. (b)(c)	24,125	80,815
Canaccord Genuity Group, Inc.	55,081	294,027
Canacol Energy, Ltd. (b)(c)	52,485	163,635
Canadian Solar, Inc. (b)(c)	18,761	272,035
CannTrust Holdings, Inc. (b)	42,100	413,965
CanWel Building Materials Group, Ltd.	59,600	258,208
Cargojet, Inc. (c)	7,566	482,431
Cascades, Inc.	26,154	255,146
Celestica, Inc. (b)	112,341	1,215,883
Centerra Gold, Inc. (b)	7,665	30,539
CES Energy Solutions Corp. (c)	148,912	490,767
Chemtrade Logistics Income Fund	22,806	272,945
Chorus Aviation, Inc. (c)	81,669	487,133
Cineplex, Inc. (c)	34,981	947,188
Cogeco, Inc.	4,488	202,283
Colossus Minerals, Inc. (a)(b)	390	—
Cominar Real Estate Investment Trust	55,700	502,446
Computer Modelling Group, Ltd. (c)	2,040	13,336
Continental Gold, Inc. (b)(c)	81,527	165,880
Copper Mountain Mining Corp. (b)	303,500	277,062
Corus Entertainment, Inc. Class B	81,200	263,212
Crew Energy, Inc. (b)	82,895	120,565
CRH Medical Corp. (b)	65,200	259,267
Crius Energy Trust	52,100	255,945
Crombie Real Estate Investment Trust	19,131	192,553
Cronos Group, Inc. (b)(c)	87,100	966,954
Denison Mines Corp. (b)(c)	320,332	210,647
Detour Gold Corp. (b)	95,200	768,906
DIRTT Environmental Solutions (b)(c)	31,224	157,738
Dream Industrial Real Estate Investment Trust	32,400	253,415
Security Description	Shares	Value
Dream Office Real Estate Investment Trust	19,213	$ 359,556
DREAM Unlimited Corp. Class A (b)	49,173	307,379
Dundee Precious Metals, Inc. (b)(c)	56,048	131,816
ECN Capital Corp. (c)	226,933	661,873
Eldorado Gold Corp. (b)(c)	21,696	18,967
Endeavour Mining Corp. (b)(c)	44,463	693,466
Endeavour Silver Corp. (b)(c)	42,789	98,316
Enercare, Inc.	49,307	1,103,934
Enerflex, Ltd. (c)	42,715	546,247
Enghouse Systems, Ltd.	11,803	749,398
Ensign Energy Services, Inc.	57,408	276,692
Equitable Group, Inc.	6,673	355,539
Exchange Income Corp. (c)	13,108	335,356
Exco Technologies, Ltd.	35,500	259,535
Extendicare, Inc. (c)	46,960	279,377
Fiera Capital Corp.	31,397	303,137
Firm Capital Mortgage Investment Corp.	31,859	325,097
First Majestic Silver Corp. (b)(c)	96,877	549,364
Fortuna Silver Mines, Inc. (b)	78,518	342,598
Freehold Royalties, Ltd. (c)	19,242	165,833
GASFRAC Energy Services, Inc. (a)(b)	21,904	—
goeasy, Ltd.	6,500	256,912
Gran Tierra Energy, Inc. (b)	203,955	776,310
Granite Real Estate Investment Trust	25,319	1,086,527
Great Basin Gold, Ltd. (a)(b)	266,255	—
Green Organic Dutchman Holdings, Ltd. (b)(c)	81,500	454,599
Guyana Goldfields, Inc. (b)	81,114	178,845
HEXO Corp. (b)(c)	94,400	639,022
Home Capital Group, Inc. (b)(c)	2,034	23,604
Horizon North Logistics, Inc. (c)	132,874	303,248
Hudbay Minerals, Inc.	164,100	830,275
Hudson's Bay Co. (c)	63,182	474,134
IAMGOLD Corp. (b)	272,600	1,001,741
Innergex Renewable Energy, Inc. (c)	59,075	593,218
Interfor Corp. (b)	28,619	423,329
International Petroleum Corp. (b)	40,496	265,019
InterRent Real Estate Investment Trust	8,336	75,776
Intertape Polymer Group, Inc.	36,327	538,750
Ivanhoe Mines, Ltd. Class A (b)	308,100	655,481
Jamieson Wellness, Inc.	16,836	347,244
K-Bro Linen, Inc.	8,900	263,984
Kelt Exploration, Ltd. (b)	60,102	391,040
Killam Apartment Real Estate Investment Trust	21,018	262,278
Kinaxis, Inc. (b)	12,232	919,151
Kinder Morgan Canada, Ltd. (d)	59,493	783,820
Knight Therapeutics, Inc. (b)	73,237	465,734
Labrador Iron Ore Royalty Corp. (c)	38,746	842,904
Laurentian Bank of Canada (c)	26,966	888,714

125

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Lightstream Resources, Ltd. (a)(b)	64,736	$ —
Lithium Americas Corp. (b)(c)	30,233	144,780
Lucara Diamond Corp. (c)	116,206	194,186
MAG Silver Corp. (b)	52,526	424,239
Martinrea International, Inc.	69,840	712,664
Maxar Technologies, Ltd. (c)	33,163	1,091,408
Medical Facilities Corp. (c)	16,850	187,063
MEG Energy Corp. (b)	147,234	914,660
Morguard North American Residential Real Estate Investment Trust	20,800	257,627
Morneau Shepell, Inc. (c)	35,048	733,985
MTY Food Group, Inc. (c)	9,962	495,171
Mullen Group, Ltd. (c)	60,314	716,246
Neptune Wellness Solutions, Inc. (b)	55,600	214,640
Nevsun Resources, Ltd.	132,298	586,467
New Gold, Inc. (b)	345,800	272,873
NexGen Energy, Ltd. (b)(c)	153,813	311,767
North American Palladium, Ltd. (b)	3	23
North West Co., Inc. (c)	29,532	642,457
Northview Apartment Real Estate Investment Trust	15,537	308,192
NorthWest Healthcare Properties Real Estate Investment Trust	21,933	190,213
Novagold Resources, Inc. (b)(c)	119,573	441,253
NuVista Energy, Ltd. (b)	14,362	83,332
Obsidian Energy, Ltd. (b)(c)	470,397	440,338
Optiva, Inc. (b)	16	605
Osisko Gold Royalties, Ltd. (c)	72,500	549,667
Osisko Mining, Inc. (b)(c)	91,094	165,613
Painted Pony Energy, Ltd. (b)(c)	83,948	213,020
Paramount Resources, Ltd. Class A (b)(c)	17,545	205,366
Park Lawn Corp.	13,000	267,724
Pason Systems, Inc.	40,099	607,720
Pengrowth Energy Corp. (b)(c)	240,843	208,683
Peyto Exploration & Development Corp. (c)	104,700	901,525
Points International, Ltd. (b)	20,800	292,032
Polaris Infrastructure, Inc.	27,600	248,327
Poseidon Concepts Corp. (a)(b)	43,064	—
Precision Drilling Corp. (b)	144,885	499,913
Pretium Resources, Inc. (b)(c)	109,639	832,937
ProMetic Life Sciences, Inc. (b)(c)	252	92
Quarterhill, Inc.	180,900	253,310
Recipe Unlimited Corp.	9,271	208,644
Rogers Sugar, Inc. (c)	64,075	274,621
Rubicon Minerals Corp. (b)	15	15
Russel Metals, Inc.	33,720	699,130
Sandstorm Gold, Ltd. (b)(c)	108,023	401,973
Savaria Corp.	23,798	368,035
Seabridge Gold, Inc. (b)(c)	13,517	174,740
Secure Energy Services, Inc. (c)	109,135	714,283
SEMAFO, Inc. (b)(c)	142,911	336,105
ShawCor, Ltd.	33,185	633,868
Sienna Senior Living, Inc. (c)	38,379	508,315
Sierra Wireless, Inc. (b)(c)	17,369	349,772
Security Description	Shares	Value
SilverCrest Metals, Inc. (b)	54	$ 132
Slate Office REIT	36,475	222,925
Sleep Country Canada Holdings, Inc. (d)	17,022	379,788
Source Energy Services, Ltd. (b)	74,900	243,949
Southern Pacific Resource Corp. (a)(b)	281,142	—
Sprott, Inc. (c)	129,677	301,971
SSR Mining, Inc. (b)	67,664	587,859
STEP Energy Services, Ltd. (b)(c)(d)	55,900	250,395
Stuart Olson, Inc.	69	304
Summit Industrial Income REIT	40,168	279,057
SunOpta, Inc. (b)(c)	32,001	235,207
Superior Plus Corp. (c)	86,606	849,578
Surge Energy, Inc.	181,470	372,037
Tamarack Valley Energy, Ltd. (b)(c)	171,107	665,843
Taseko Mines, Ltd. (b)	351,000	276,977
Teranga Gold Corp. (b)	33,325	92,297
Theratechnologies, Inc. (b)(c)	54,531	366,184
Timbercreek Financial Corp. (c)	25,904	187,376
TORC Oil & Gas, Ltd. (c)	53,793	275,083
Torex Gold Resources, Inc. (b)	38,226	324,415
TransAlta Corp.	145,209	816,702
Transat AT, Inc. (b)	41,900	256,729
Trican Well Service, Ltd. (b)(c)	37,267	66,600
Tricon Capital Group, Inc. (c)	67,086	564,673
Trinidad Drilling, Ltd. (b)(c)	198,863	284,618
True North Commercial Real Estate Investment Trust	50,900	261,076
Twin Butte Energy, Ltd. (a)(b)	83,708	—
Uni-Select, Inc. (c)	38,835	660,670
Valener, Inc. (c)	10,663	157,478
Wesdome Gold Mines, Ltd. (b)	94,900	259,899
Western Forest Products, Inc.	192,011	313,433
WestJet Airlines, Ltd. (c)	61,100	969,489
Westshore Terminals Investment Corp. (c)	29,455	611,614
Xenon Pharmaceuticals, Inc. (b)	19,500	257,400
Yangarra Resources, Ltd. (b)	69,500	259,160
		71,958,457
CHINA — 0.2%
APT Satellite Holdings, Ltd. (c)	81,300	29,300
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	175,448
China Everbright Water, Ltd.	18,619	4,837
China Gold International Resources Corp., Ltd. (b)(c)	82,498	118,711
China Merchants Land, Ltd.	212,000	31,428
China Yuchai International, Ltd. (c)	8,233	142,184
Gemdale Properties & Investment Corp., Ltd. (c)	2,752,000	249,705
Greenland Hong Kong Holdings, Ltd.	195,000	60,307
HC Group, Inc. (b)(c)	359,000	250,042

126

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
HengTen Networks Group, Ltd. (b)	44,000	$ 1,659
Nam Tai Property, Inc. (c)	13,761	135,546
VSTECS Holdings, Ltd.	534,000	279,799
		1,478,966
DENMARK — 0.8%
ALK-Abello A/S (b)	3,872	646,504
Alm Brand A/S	20,446	174,833
Amagerbanken A/S (a)(b)	308,573	—
Bang & Olufsen A/S (b)	30,045	694,460
Bavarian Nordic A/S (b)(c)	18,160	478,866
H&H International A/S Class B (b)(c)	31,220	570,877
Matas A/S	27,066	264,743
Nilfisk Holding A/S (b)	10,021	511,168
NKT A/S (b)	15,896	412,976
NNIT A/S (d)	7,946	220,545
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	11,833	447,860
Ringkjoebing Landbobank A/S	10,703	566,795
RTX A/S	9,098	254,504
Scandinavian Tobacco Group A/S Class A (d)	30,512	468,110
Spar Nord Bank A/S	35,595	330,428
Sydbank A/S	36,216	1,066,114
Zealand Pharma A/S (b)(c)	22,698	371,916
		7,480,699
FINLAND — 0.7%
Aktia Bank Oyj	24,340	258,961
Bittium Oyj	42,340	304,903
Caverion Oyj (b)(c)	65,949	527,006
Citycon Oyj (c)	124,348	259,397
Cramo Oyj	28,318	639,079
Finnair Oyj	28,898	240,661
F-Secure Oyj	65,252	235,707
Oriola Oyj Class B	35,842	117,606
Outotec Oyj (b)	99,228	649,106
Pihlajalinna Oyj (c)	11,677	146,207
Raisio Oyj Class V	46,446	151,861
Ramirent Oyj	34,934	282,408
Sanoma Oyj	35,167	346,174
Technopolis Oyj	51,900	281,215
Terveystalo Oyj (b)(d)	27,140	251,870
Tikkurila Oyj (c)	20,811	326,322
Tokmanni Group Corp.	22,430	195,914
Uponor Oyj	26,134	341,793
YIT Oyj (c)	73,015	511,385
		6,067,575
FRANCE — 2.4%
Akka Technologies	7,282	527,782
AKWEL	10,383	219,007
Albioma SA	12,186	278,834
Altamir	14,947	269,095
Assystem	2,312	77,876
Aubay	5,479	251,691
Beneteau SA	28,609	459,894
Security Description	Shares	Value
Bigben Interactive	22,795	$ 282,238
Boiron SA	3,338	224,871
Bonduelle SCA	13,164	414,358
Cellectis SA (b)	18,833	528,926
CGG SA (b)	430,271	1,203,421
Chargeurs SA	8,821	216,387
Cie des Alpes	5,834	202,608
Claranova SADIR (b)	227,718	289,886
Coface SA (b)	43,157	409,536
Criteo SA ADR (b)	35,500	814,370
DBV Technologies SA (b)	15,568	708,100
Devoteam SA	2,994	383,919
Etablissements Maurel et Prom (b)	2,032	12,957
Europcar Mobility Group (d)	57,638	541,597
Genfit (b)(c)	1,830	42,468
GL Events (c)	9,141	207,886
Groupe Crit	2,950	242,933
Groupe Guillin	7,801	232,864
Guerbet (c)	3,061	231,098
Haulotte Group SA	3,289	44,772
ID Logistics Group (b)	1,271	227,935
Interparfums SA	2,506	128,217
IPSOS	15,130	463,237
Jacquet Metal Service SA	18,104	433,172
Kaufman & Broad SA	8,754	410,778
Lectra	15,176	395,724
LNA Sante SA	7,527	466,855
Maisons du Monde SA (d)	29,018	847,329
Manitou BF SA	6,160	227,882
Mercialys SA REIT	35,423	571,076
Mersen SA	7,746	272,159
Nanobiotix (b)	13,892	259,460
Neopost SA	18,802	571,732
Nexans SA	17,988	565,784
Nicox (b)(c)	18,039	134,409
Parrot SA (b)(c)	34,051	185,886
Pierre & Vacances SA (b)	1,078	35,121
Plastivaloire	16,497	239,516
Rallye SA (c)	11,084	129,899
SMCP SA (b)(d)	37,617	1,048,611
Solocal Group (b)	207,428	240,928
Solutions 30 SE (b)	21,541	1,276,013
SRP Groupe SA (b)(c)(d)	24,877	163,544
Ste Industrielle d'Aviation Latecoere SA (b)	54,982	256,085
Synergie SA	6,169	232,872
Talend SA ADR (b)	9,374	653,743
Tarkett SA	19,158	490,434
Valneva SE (b)	46,405	202,662
Vilmorin & Cie SA	3,724	259,958
Virbac SA (b)	1,924	319,566
		21,029,961
GERMANY — 2.6%
ADLER Real Estate AG	14,185	250,433
ADVA Optical Networking SE (b)	12,451	97,617
AIXTRON SE (b)	63,087	638,963
Amadeus Fire AG	3,261	369,675
Aumann AG (d)	6,940	480,424

127

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
AURELIUS Equity Opportunities SE & Co. KGaA	15,858	$ 839,541
Basler AG	1,338	254,870
Bertrandt AG	2,912	269,061
bet-at-home.com AG	1,823	125,986
Biotest AG Preference Shares	11,864	330,032
Borussia Dortmund GmbH & Co. KGaA	40,760	363,355
CANCOM SE	18,112	818,763
Cewe Stiftung & Co. KGaA	3,273	272,574
Corestate Capital Holding SA (b)	7,302	339,251
Deutsche Beteiligungs AG	6,499	267,220
Deutsche Pfandbriefbank AG (d)	60,026	899,390
Deutz AG	63,125	562,362
DIC Asset AG	44,112	485,718
Draegerwerk AG & Co. KGaA Preference Shares	5,098	323,600
Elmos Semiconductor AG	10,416	220,429
Encavis AG	66,076	461,251
FinTech Group AG (b)	8,098	282,175
Gerry Weber International AG (b)	54,121	176,012
Gesco AG	7,399	267,701
GFT Technologies SE	12,184	162,603
Hamborner REIT AG	46,663	493,211
Hamburger Hafen und Logistik AG	12,440	292,449
Heidelberger Druckmaschinen AG (b)	118,954	318,056
Hornbach Holding AG & Co. KGaA	6,661	467,300
Hypoport AG (b)	1,995	459,267
Indus Holding AG	23,037	1,431,524
Isra Vision AG	7,329	368,597
JOST Werke AG (b)(d)	7,988	300,145
Kloeckner & Co. SE	11,014	127,480
Koenig & Bauer AG	8,947	540,381
Leifheit AG	13,054	274,739
Leoni AG	18,453	759,805
MBB SE	2,488	249,969
Medigene AG (b)	15,109	211,116
Nordex SE (b)	40,093	431,499
PATRIZIA Immobilien AG	44,846	861,546
Pfeiffer Vacuum Technology AG	3,947	586,350
PNE AG	76,796	247,972
QSC AG	163,458	303,770
RHOEN-KLINIKUM AG	10,273	264,176
RIB Software SE	21,046	446,609
SAF-Holland SA	33,306	503,678
SGL Carbon SE (b)	24,175	264,647
STRATEC Biomedical AG	3,063	230,182
SUESS MicroTec SE (b)	10,863	176,643
Surteco Group SE	8,547	217,409
Takkt AG	16,883	267,475
Tom Tailor Holding SE (b)	44,631	209,014
Vossloh AG	4,283	223,115
VTG AG	4,379	268,043
Wacker Neuson SE	10,006	256,613
Washtec AG	6,240	547,930
Security Description	Shares	Value
zooplus AG (b)	2,733	$ 475,204
		22,634,920
GREECE — 0.0% (g)
TT Hellenic Postbank SA (a)(b)	129,076	—
HONG KONG — 1.9%
Beijing Gas Blue Sky Holdings, Ltd. (b)(c)	3,688,000	259,224
BOCOM International Holdings Co., Ltd.	1,274,000	252,361
Bright Smart Securities & Commodities Group, Ltd.	1,306,000	272,052
Cafe de Coral Holdings, Ltd.	177,191	405,337
Century Sunshine Group Holdings, Ltd. (b)	114,998	3,351
China Baoli Technologies Holdings, Ltd. (b)	5,000	383
China Goldjoy Group, Ltd.	4,224,000	242,917
China Household Holdings, Ltd. (a)	780,000	—
China LNG Group, Ltd. (b)(c)	425,499	63,078
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Ruifeng Renewable Energy Holdings, Ltd. (b)	71,200	5,187
China Water Industry Group, Ltd. (b)(c)	192,000	33,125
China Youzan, Ltd. (b)(c)	4,332,000	387,532
CK Life Sciences Int'l Holdings, Inc.	1,466,000	89,928
C-Mer Eye Care Holdings, Ltd. (b)	458,000	253,440
Common Splendor International Health Industry Group, Ltd. (b)(c)	2,350,000	240,259
CSI Properties, Ltd.	5,910,000	275,678
Digital Domain Holdings, Ltd. (b)(c)	10,536,696	144,082
Emperor Capital Group, Ltd.	5,508,000	278,043
Enerchina Holdings, Ltd. (c)	4,287,770	227,405
Fairwood Holdings, Ltd.	157,500	551,509
Far East Consortium International, Ltd.	507,000	266,948
First Pacific Co., Ltd.	1,244,000	613,661
Giordano International, Ltd.	1,424,000	715,194
Global Cord Blood Corp. (c)	7,528	52,621
Gold-Finance Holdings, Ltd. (b)	1,126,000	256,141
G-Resources Group, Ltd. (b)	21,790	184
HKBN, Ltd.	549,413	942,264
HMV Digital China Group, Ltd. (b)(c)	240,000	6,533
Honbridge Holdings, Ltd. (b)(c)	1,412,000	166,014
Huanxi Media Group, Ltd. (b)	1,140,000	246,214
Hutchison Telecommunications Hong Kong Holdings, Ltd. (c)	796,000	314,335
K Wah International Holdings, Ltd.	1,178,238	558,635
Landing International Development, Ltd. (b)	771,720	248,532

128

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Lee's Pharmaceutical Holdings, Ltd.	217,000	$ 185,527
Madison Holdings Group, Ltd. (b)	1,324,000	270,725
Mega Expo Holdings, Ltd. (b)	935,000	267,658
OP Financial, Ltd.	732,000	256,320
Pacific Basin Shipping, Ltd.	2,895,000	688,149
Pacific Textiles Holdings, Ltd.	490,000	417,679
Peace Mark Holdings, Ltd. (a)(b)	504,228	—
Prosperity REIT	600,000	233,102
Regina Miracle International Holdings, Ltd. (d)	382,000	261,179
Road King Infrastructure, Ltd.	609,482	1,046,843
Sa Sa International Holdings, Ltd.	736,906	408,717
Shun Tak Holdings, Ltd.	132,849	46,349
SmarTone Telecommunications Holdings, Ltd.	234,792	312,660
SMI Holdings Group, Ltd. (b)(c)(f)	624,081	186,629
Summit Ascent Holdings, Ltd. (b)(c)	26,000	2,625
Sun Hung Kai & Co., Ltd.	347,000	177,382
SUNeVision Holdings, Ltd.	291,000	195,986
Sunlight Real Estate Investment Trust	557,000	374,423
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Television Broadcasts, Ltd.	164,716	468,368
Texhong Textile Group, Ltd.	230,500	345,239
Tongda Group Holdings, Ltd. (c)	2,220,000	326,266
Tou Rong Chang Fu Group, Ltd. (b)(f)	2,412,000	36,373
Town Health International Medical Group, Ltd. (a)(b)(c)	1,848,000	81,478
Value Partners Group, Ltd. (c)	436,000	347,133
We Solutions, Ltd. (b)(c)	2,801,072	357,969
Zhaobangji Properties Holdings, Ltd. (b)	240,000	376,030
Zhuguang Holdings Group Co., Ltd. (b)	1,332,000	257,041
		16,300,017
INDIA — 0.0% (g)
Eros International PLC (b)(c)	16,439	198,090
IRELAND — 0.8%
Amarin Corp. PLC ADR (b)(c)	60,531	984,839
C&C Group PLC	167,864	645,364
Cairn Homes PLC (b)	386,616	660,110
Dalata Hotel Group PLC	82,610	657,268
Fly Leasing, Ltd. ADR (b)	24,770	349,257
Glenveagh Properties PLC (b)(d)	234,418	264,108
Green REIT PLC	325,391	570,692
Greencore Group PLC	380,957	919,552
Hibernia REIT PLC	387,414	638,973
Irish Continental Group PLC	78,752	475,646
Irish Residential Properties REIT PLC	363,225	623,547
Origin Enterprises PLC	61,150	402,716
Security Description	Shares	Value
Permanent TSB Group Holdings PLC (b)	105,051	$ 260,506
		7,452,578
ISRAEL — 1.6%
Airport City, Ltd. (b)	44,918	548,471
Alony Hetz Properties & Investments, Ltd.	34,454	362,335
Amot Investments, Ltd.	53,718	283,644
Attunity, Ltd. (b)	13,800	260,682
Bayside Land Corp.	707	328,982
Ceragon Networks, Ltd. (b)	47,991	161,730
Clal Insurance Enterprises Holdings, Ltd. (b)	16,718	314,939
Delek Group, Ltd.	2,198	371,149
Delta Galil Industries, Ltd.	5,744	169,341
Electra Consumer Products 1970, Ltd.	14,400	157,655
Electra, Ltd.	2,233	550,727
Foamix Pharmaceuticals, Ltd. (b)(c)	46,700	267,591
Formula Systems 1985, Ltd.	4,008	168,424
Gazit-Globe, Ltd.	50,363	459,142
Harel Insurance Investments & Financial Services, Ltd.	44,857	344,921
IDI Insurance Co., Ltd.	7,083	436,332
Inrom Construction Industries, Ltd.	75,719	286,325
Israel Discount Bank, Ltd. Class A	1	3
Ituran Location & Control, Ltd.	14,061	483,698
Jerusalem Economy, Ltd. (b)	134,878	378,350
Jerusalem Oil Exploration (b)	5,710	351,281
Kornit Digital, Ltd. (b)	18,851	412,837
Matrix IT, Ltd.	15,675	187,736
Mazor Robotics, Ltd. (b)	17,951	515,890
Nova Measuring Instruments, Ltd. (b)	26,286	680,319
Oil Refineries, Ltd.	1,039,778	518,145
Partner Communications Co., Ltd. (b)	57,300	301,297
Paz Oil Co., Ltd.	5,954	934,150
Phoenix Holdings, Ltd.	44,353	268,104
Radware, Ltd. (b)	27,716	733,643
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,775	225,868
Reit 1, Ltd.	121,980	495,810
Sapiens International Corp. NV	26,689	315,538
Sella Capital Real Estate, Ltd. REIT	135,678	242,311
Shapir Engineering and Industry, Ltd.	71,045	250,285
Shikun & Binui, Ltd. (b)	84,037	172,641
Shufersal, Ltd.	61,007	390,920
Silicom, Ltd. (b)(c)	6,900	279,864
UroGen Pharma, Ltd. (b)(c)	6,100	288,103
		13,899,183
ITALY — 1.3%
Anima Holding SpA (d)	160,834	790,948

129

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Arnoldo Mondadori Editore SpA (b)	151,091	$ 261,834
Ascopiave SpA	39,185	137,905
Banca Carige SpA (b)(c)	20,293,059	150,850
Banca Farmafactoring SpA (d)	47,631	285,469
Banca IFIS SpA	14,455	325,716
Banca Popolare di Sondrio SCPA	201,859	770,433
Beni Stabili SpA SIIQ REIT	390,109	340,966
Biesse SpA	7,594	270,258
Bio On SpA (b)	3,900	259,560
Cairo Communication SpA (c)	36,848	133,105
Cementir Holding SpA	35,108	245,483
CIR-Compagnie Industriali Riunite SpA	89,744	102,466
Credito Valtellinese SpA (b)(c)	5,448,460	683,465
Danieli & C Officine Meccaniche SpA	17,977	324,062
doBank SpA (d)	22,550	248,822
Ei Towers SpA	14,194	936,423
El.En. SpA	9,925	244,161
Falck Renewables SpA	110,525	238,777
Fila SpA (c)	11,127	226,170
Gima TT SpA (d)	18,232	229,447
Gruppo MutuiOnline SpA	12,726	248,916
Immobiliare Grande Distribuzione SIIQ SpA REIT	22,219	170,793
Italmobiliare SpA	2,322	55,963
Juventus Football Club SpA (b)	205,359	350,392
Maire Tecnimont SpA	66,250	298,410
MARR SpA	12,968	380,474
Openjobmetis SpA agenzia per il lavoro (b)	23,692	238,583
Piaggio & C SpA	88,350	202,261
Prima Industrie SpA	6,842	232,449
RAI Way SpA (d)	50,722	257,747
Retelit SpA	148,373	259,192
Societa Cattolica di Assicurazioni SC	48,200	414,844
Tamburi Investment Partners SpA	69,982	527,534
Technogym SpA (d)	38,447	472,016
Unieuro SpA (b)(d)	20,469	272,221
		11,588,115
JAPAN — 38.4%
77 Bank, Ltd.	38,000	903,957
Access Co., Ltd. (b)(c)	14,500	129,317
Achilles Corp.	3,100	64,819
ADEKA Corp. (c)	43,800	751,948
Advanced Media, Inc. (b)(c)	15,600	255,044
Adways, Inc.	10,500	73,491
Aeon Delight Co., Ltd.	12,800	467,104
Aeon Fantasy Co., Ltd.	7,900	294,550
AEON REIT Investment Corp.	484	520,283
Ahresty Corp. (c)	8,100	60,544
Ai Holdings Corp.	21,600	500,517
Aichi Bank, Ltd.	8,100	362,266
Aichi Steel Corp.	3,200	122,129
Aida Engineering, Ltd.	31,600	282,657
Aiful Corp. (b)(c)	127,376	382,403
Security Description	Shares	Value
Aisan Industry Co., Ltd.	30,700	$ 267,039
Akatsuki, Inc.	2,300	95,070
Akebono Brake Industry Co., Ltd. (b)(c)	74,300	167,459
Akita Bank, Ltd.	12,100	319,371
Albis Co., Ltd.	9,500	254,259
Alconix Corp. (c)	14,400	205,379
Alpha Corp.	20,400	267,247
Alpine Electronics, Inc.	22,700	426,680
Altech Corp.	14,300	322,044
Amano Corp. (c)	31,600	660,460
Amiyaki Tei Co., Ltd.	1,700	68,024
Amuse, Inc.	9,300	265,281
Anest Iwata Corp.	25,000	249,593
AnGes, Inc. (b)(c)	49,800	248,156
Anicom Holdings, Inc. (c)	10,800	357,512
AOI TYO Holdings, Inc.	20,100	254,115
AOKI Holdings, Inc.	9,800	133,991
Aomori Bank, Ltd. (c)	7,600	230,171
Aoyama Trading Co., Ltd.	22,400	688,260
Arakawa Chemical Industries, Ltd. (c)	11,100	188,412
Arata Corp. (c)	7,300	366,334
Arcland Sakamoto Co., Ltd.	13,800	187,831
Arcland Service Holdings Co., Ltd.	14,200	268,660
Arcs Co., Ltd.	26,200	710,446
Arealink Co., Ltd. (c)	11,000	241,625
Argo Graphics, Inc.	8,200	356,993
Arisawa Manufacturing Co., Ltd. (c)	14,100	120,909
Aruhi Corp. (b)	11,900	247,356
As One Corp.	3,800	284,034
Asahi Holdings, Inc.	24,873	455,043
ASAHI YUKIZAI Corp.	11,000	261,575
Asanuma Corp.	8,200	266,391
Asia Pile Holdings Corp.	6,600	49,390
ASKA Pharmaceutical Co., Ltd.	11,000	151,561
ASKUL Corp. (c)	11,800	354,255
Atom Corp. (c)	15,400	138,700
Aucnet, Inc. (c)	20,800	232,017
Autobacs Seven Co., Ltd. (c)	44,900	770,832
Avex, Inc. (c)	19,400	276,862
Awa Bank, Ltd.	48,800	1,514,461
Axial Retailing, Inc.	6,900	246,635
Bando Chemical Industries, Ltd.	32,700	389,227
Bank of Iwate, Ltd.	8,000	349,342
Bank of Nagoya, Ltd. (c)	3,160	106,275
Bank of Okinawa, Ltd.	29,800	1,054,682
Bank of Saga, Ltd.	12,400	255,347
Bank of the Ryukyus, Ltd. (c)	50,120	612,021
BayCurrent Consulting, Inc.	9,000	250,781
Belc Co., Ltd.	6,300	341,110
Bell System24 Holdings, Inc.	16,400	258,738
Belluna Co., Ltd. (c)	26,300	310,733
BML, Inc.	15,700	478,250
Broadleaf Co., Ltd.	58,000	418,717
BRONCO BILLY Co., Ltd.	8,200	266,752

130

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Bunka Shutter Co., Ltd.	43,000	$ 323,678
Can Do Co., Ltd.	24,000	369,978
Cawachi, Ltd.	13,100	266,417
Central Glass Co., Ltd.	35,469	921,504
Central Security Patrols Co., Ltd.	6,500	288,991
Chiba Kogyo Bank, Ltd.	60,700	271,476
Chiyoda Co., Ltd.	20,300	399,977
Chiyoda Corp. (c)	107,100	872,188
Chiyoda Integre Co., Ltd.	5,600	116,107
Chofu Seisakusho Co., Ltd.	13,100	301,478
Chubu Shiryo Co., Ltd.	14,300	196,525
Chudenko Corp.	4,600	104,891
Chugoku Marine Paints, Ltd. (c)	35,400	355,605
CI Takiron Corp.	44,800	244,934
CKD Corp. (c)	45,800	587,898
CK-San-Etsu Co., Ltd.	8,600	277,493
Clarion Co., Ltd.	11,800	182,010
CMK Corp. (c)	35,900	274,659
cocokara fine, Inc.	15,100	969,133
Comforia Residential REIT, Inc. (c)	298	701,547
Computer Engineering & Consulting, Ltd.	11,200	273,628
Comture Corp.	7,200	276,375
CONEXIO Corp.	13,900	256,254
Cosel Co., Ltd.	23,000	262,631
Create Restaurants Holdings, Inc.	16,000	186,926
Create SD Holdings Co., Ltd.	12,800	333,340
CTS Co., Ltd. (c)	36,500	245,829
Dai Nippon Toryo Co., Ltd.	14,300	165,680
Daibiru Corp.	24,800	261,570
Dai-Dan Co., Ltd.	14,400	362,837
Daido Metal Co., Ltd. (c)	28,300	233,456
Daido Steel Co., Ltd. (c)	21,200	1,030,277
Daihen Corp.	9,600	245,779
Daiho Corp.	16,400	464,921
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	22,400	272,543
Daiken Corp.	9,900	197,329
Daiki Aluminium Industry Co., Ltd. (c)	38,700	264,735
Daikyo, Inc.	12,900	262,577
Daikyonishikawa Corp.	19,600	226,569
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	286,658
Daiseki Co., Ltd.	24,400	674,526
Daishi Bank, Ltd.	19,200	840,956
Daito Pharmaceutical Co., Ltd.	8,600	266,514
Daiwabo Holdings Co., Ltd.	10,600	684,985
DCM Holdings Co., Ltd. (c)	78,493	713,855
DDS, Inc. (b)	69,800	269,159
Denki Kogyo Co., Ltd.	8,700	255,826
Denyo Co., Ltd.	3,800	62,461
Descente, Ltd. (c)	27,300	572,751
Dexerials Corp. (c)	33,100	336,581
Digital Arts, Inc. (c)	8,300	390,210
Digital Garage, Inc.	18,300	596,117
Digital Hearts Holdings Co., Ltd.	6,200	92,794
Security Description	Shares	Value
Dip Corp.	16,600	$ 401,902
DKS Co., Ltd.	8,400	267,342
Doshisha Co., Ltd. (c)	13,400	278,181
Doutor Nichires Holdings Co., Ltd.	52,972	984,029
Dowa Holdings Co., Ltd.	30,000	953,471
DTS Corp.	33,962	1,352,978
Duskin Co., Ltd.	23,100	563,747
DyDo Group Holdings, Inc.	4,100	205,388
Dynam Japan Holdings Co., Ltd.	6,400	7,925
Earth Corp. (c)	10,600	509,539
EDION Corp.	75,200	841,477
eGuarantee, Inc.	25,100	273,794
E-Guardian, Inc. (b)	11,000	274,262
Ehime Bank, Ltd. (c)	21,240	233,372
Eighteenth Bank, Ltd.	20,473	696,643
Eiken Chemical Co., Ltd.	19,600	455,726
Eizo Corp.	11,500	520,403
Elecom Co., Ltd.	8,600	218,208
Endo Lighting Corp.	36,100	274,917
EPS Holdings, Inc. (c)	20,300	432,862
eRex Co., Ltd. (c)	26,900	247,721
ES-Con Japan, Ltd.	35,800	251,831
ESPEC Corp.	16,700	319,783
euglena Co., Ltd. (b)(c)	43,300	333,561
Exedy Corp.	17,900	593,331
F@N Communications, Inc. (c)	45,300	277,579
FCC Co., Ltd.	38,428	1,155,360
FDK Corp. (b)	17,900	237,648
Feed One Co., Ltd.	51,400	95,935
Ferrotec Holdings Corp.	35,900	348,301
FIDEA Holdings Co., Ltd.	173,800	261,652
Financial Products Group Co., Ltd. (c)	28,400	272,036
Fintech Global, Inc. (b)	148,900	255,628
Fixstars Corp.	18,300	256,814
F-Tech, Inc.	23,400	276,676
Fudo Tetra Corp.	9,040	167,851
Fuji Co., Ltd./Ehime	11,900	234,260
Fuji Corp.	42,800	686,172
Fuji Kyuko Co., Ltd.	13,500	441,542
Fuji Oil Co., Ltd.	64,700	273,986
Fuji Pharma Co., Ltd.	7,000	110,437
Fuji Soft, Inc.	18,700	946,648
Fujibo Holdings, Inc. (c)	7,200	221,543
Fujicco Co., Ltd.	10,000	206,805
Fujikura Rubber, Ltd.	50,800	263,873
Fujikura, Ltd.	164,400	777,240
Fujimi, Inc.	11,200	291,081
Fujimori Kogyo Co., Ltd.	7,500	255,866
Fujita Kanko, Inc. (c)	4,399	132,646
Fujitec Co., Ltd. (c)	39,800	533,657
Fujitsu General, Ltd.	30,600	513,749
Fujiya Co., Ltd.	6,800	153,080
Fukuda Corp.	4,000	200,026
Fukui Bank, Ltd.	12,900	269,732
Fukuoka REIT Corp.	852	1,318,674
Fukushima Bank, Ltd. (b)	41,900	268,918

131

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Fukushima Industries Corp.	8,400	$ 428,930
FULLCAST Holdings Co., Ltd.	14,000	323,916
Fumakilla, Ltd.	18,400	255,949
Funai Electric Co., Ltd. (b)	43,100	249,679
Funai Soken Holdings, Inc. (c)	21,800	494,787
Furukawa Co., Ltd. (c)	17,838	263,051
Furuno Electric Co., Ltd.	20,300	266,830
Fuso Chemical Co., Ltd. (c)	13,200	314,006
Futaba Corp.	13,900	250,380
Fuyo General Lease Co., Ltd.	9,600	584,021
Gakken Holdings Co., Ltd.	5,200	259,577
Genki Sushi Co., Ltd.	4,500	256,724
Genky DrugStores Co., Ltd. (c)	5,100	196,663
Geo Holdings Corp. (c)	20,700	313,275
Giken, Ltd. (c)	8,900	236,242
Global One Real Estate Investment Corp. REIT (c)	338	347,865
GLOBERIDE, Inc.	6,800	187,683
Glory, Ltd.	31,800	777,467
GMO internet, Inc.	32,000	558,384
GNI Group, Ltd. (b)(c)	7,300	287,604
Goldcrest Co., Ltd.	15,600	255,182
Goldwin, Inc. (c)	8,000	552,890
Gree, Inc.	48,200	227,453
GS Yuasa Corp. (c)	40,800	1,004,689
G-Tekt Corp.	15,900	263,169
Gunosy, Inc. (b)	8,653	152,438
Gunze, Ltd.	9,200	463,301
Gurunavi, Inc. (c)	8,900	72,479
Hamakyorex Co., Ltd.	7,200	261,795
Hankyu Hanshin REIT, Inc.	119	148,351
Hanwa Co., Ltd. (c)	25,300	841,960
Happinet Corp.	3,700	65,052
Hazama Ando Corp.	99,200	757,199
HEALIOS KK (b)	17,100	270,535
Heiwa Real Estate Co., Ltd.	16,600	293,754
Heiwa Real Estate REIT, Inc.	406	409,271
Heiwado Co., Ltd.	20,300	545,098
Hibiya Engineering, Ltd.	7,500	130,145
Hiday Hidaka Corp.	11,640	234,265
Hioki EE Corp.	8,200	267,835
Hirano Tecseed Co., Ltd.	13,800	250,280
Hirata Corp. (c)	6,800	489,713
Hito Communications, Inc. (c)	14,600	231,497
Hochiki Corp.	17,600	258,147
Hogy Medical Co., Ltd.	10,800	372,725
Hokkaido Electric Power Co., Inc. (c)	109,900	692,771
Hokkaido Gas Co., Ltd.	2,400	32,856
Hokkan Holdings, Ltd.	13,000	270,106
Hokkoku Bank, Ltd. (c)	16,300	629,986
Hokuetsu Bank, Ltd. (b)(f)	27,000	591,297
Hokuetsu Corp.	51,100	278,478
Hokuhoku Financial Group, Inc.	70,200	987,009
Hokuriku Electric Industry Co., Ltd. (c)	9,400	108,495
Hokuto Corp.	8,200	140,126
H-One Co., Ltd.	21,500	267,460
Security Description	Shares	Value
Hoosiers Holdings (c)	41,400	$ 247,485
Hoshino Resorts REIT, Inc.	69	339,578
Hosiden Corp.	24,500	240,287
Hosokawa Micron Corp.	4,800	262,006
Howa Machinery, Ltd.	31,400	264,558
Hulic Reit, Inc.	328	477,049
Hyakugo Bank, Ltd.	114,600	463,102
Hyakujushi Bank, Ltd.	16,800	495,488
IBJ Leasing Co., Ltd.	14,000	374,697
Ichibanya Co., Ltd.	5,600	222,846
Ichigo Hotel REIT Investment Corp.	240	299,617
Ichigo Office REIT Investment	576	474,654
Ichikoh Industries, Ltd.	32,300	283,800
Idec Corp. (c)	15,000	328,829
Iino Kaiun Kaisha, Ltd.	97,280	498,455
Imasen Electric Industrial	25,100	264,071
Imuraya Group Co., Ltd.	8,600	257,807
Inaba Denki Sangyo Co., Ltd.	9,100	402,183
Inabata & Co., Ltd.	20,400	313,763
Industrial & Infrastructure Fund Investment Corp. REIT	656	661,862
Infocom Corp.	8,500	280,627
Infomart Corp.	46,600	607,193
Intage Holdings, Inc.	37,300	341,524
Internet Initiative Japan, Inc. (c)	15,500	314,544
Invesco Office J-Reit, Inc.	4,233	604,102
Iriso Electronics Co., Ltd. (c)	10,300	540,459
Ishihara Sangyo Kaisha, Ltd. (b)	17,500	268,697
Istyle, Inc. (c)	38,800	460,128
Itfor, Inc.	40,400	350,701
Itochu Enex Co., Ltd.	28,900	292,346
Itoki Corp.	29,600	171,995
Iwatani Corp. (c)	53,000	1,887,441
J Trust Co., Ltd. (c)	57,400	348,690
Jaccs Co., Ltd.	15,000	317,075
Jafco Co., Ltd.	17,500	680,988
Jamco Corp.	9,500	268,896
Janome Sewing Machine Co., Ltd.	44,800	278,065
Japan Asset Marketing Co., Ltd. (b)(c)	38,900	42,809
Japan Aviation Electronics Industry, Ltd.	35,000	589,779
Japan Cash Machine Co., Ltd.	3,200	36,230
Japan Communications, Inc. (b)(c)	135,800	212,813
Japan Display, Inc. (b)	149,810	164,866
Japan Excellent, Inc. REIT	723	958,611
Japan Investment Adviser Co., Ltd.	7,100	267,223
Japan Lifeline Co., Ltd.	32,000	677,836
Japan Logistics Fund, Inc. REIT	631	1,241,612
Japan Material Co., Ltd.	47,100	632,368
Japan Petroleum Exploration Co., Ltd. (c)	16,900	387,740
Japan Pulp & Paper Co., Ltd.	7,900	331,413
Japan Rental Housing Investments, Inc. REIT	583	460,918
Japan Securities Finance Co., Ltd.	26,800	160,680

132

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Japan Steel Works, Ltd.	41,900	$ 1,020,341
Japan Tissue Engineering Co., Ltd. (b)	7,600	82,166
Japan Wool Textile Co., Ltd.	22,900	189,514
JCR Pharmaceuticals Co., Ltd.	10,500	596,249
JCU Corp.	13,000	313,712
Jeol, Ltd.	20,500	445,068
Jimoto Holdings, Inc.	163,100	267,083
JINS, Inc. (c)	6,600	352,124
Joshin Denki Co., Ltd.	13,500	398,160
Joyful Honda Co., Ltd.	46,800	739,999
JSP Corp.	8,100	206,948
Juki Corp.	33,900	420,523
Juroku Bank, Ltd.	19,400	493,775
Justsystems Corp.	16,800	389,291
JVC Kenwood Corp.	80,700	226,643
Kadokawa Dwango (b)	27,300	298,753
Kaga Electronics Co., Ltd.	18,800	391,111
Kameda Seika Co., Ltd.	8,400	395,651
Kamei Corp.	19,800	279,433
Kanamoto Co., Ltd.	18,600	659,929
Kanematsu Corp.	118,299	1,780,968
Kanematsu Electronics, Ltd.	7,900	269,512
Kanto Denka Kogyo Co., Ltd. (c)	24,000	258,626
Kasai Kogyo Co., Ltd.	32,200	336,784
Katakura Industries Co., Ltd. (c)	67,174	832,098
Katitas Co., Ltd.	11,200	341,665
Kato Sangyo Co., Ltd.	16,300	549,624
Kato Works Co., Ltd. (c)	8,400	259,207
KAWADA TECHNOLOGIES, Inc. (c)	1,300	78,857
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	287,661
Kawasaki Kisen Kaisha, Ltd. (b)(c)	36,500	738,130
Keihin Corp.	14,500	299,996
Keiyo Bank, Ltd.	78,500	660,703
Keiyo Co., Ltd.	32,300	156,403
Kenedix Residential Next Investment Corp. REIT	272	416,435
Kenedix Retail REIT Corp.	260	556,922
Kenedix, Inc.	108,400	619,374
Kenko Mayonnaise Co., Ltd. (c)	13,400	335,752
Key Coffee, Inc.	6,100	112,081
KH Neochem Co., Ltd. (c)	17,700	689,550
Kintetsu World Express, Inc.	15,800	302,966
Kisoji Co., Ltd. (c)	10,300	242,118
Kissei Pharmaceutical Co., Ltd.	23,500	744,817
Kitanotatsujin Corp. (c)	47,800	296,685
Kito Corp.	16,700	307,726
Kitz Corp.	116,600	1,008,066
Kiyo Bank, Ltd.	90,360	1,448,656
Koa Corp. (c)	19,200	331,480
Kobe Bussan Co., Ltd.	5,700	324,180
Kohnan Shoji Co., Ltd.	14,800	374,218
Komatsu Seiren Co., Ltd.	28,200	265,155
KOMEDA Holdings Co., Ltd.	22,300	451,163
Komeri Co., Ltd.	10,300	240,758
Security Description	Shares	Value
Komori Corp.	49,436	$ 616,291
Konishi Co., Ltd.	15,100	237,963
Konoike Transport Co., Ltd.	14,600	249,492
Koshidaka Holdings Co., Ltd.	24,100	276,677
Kotobuki Spirits Co., Ltd.	21,900	1,031,518
Kourakuen Holdings Corp. (c)	8,000	117,762
Krosaki Harima Corp.	3,300	254,505
Kumagai Gumi Co., Ltd. (c)	18,200	503,931
Kumiai Chemical Industry Co., Ltd.	51,700	390,532
Kura Corp.	5,700	370,348
Kurabo Industries, Ltd.	35,270	957,943
Kureha Corp.	8,200	614,359
Kurimoto, Ltd.	15,800	260,401
KYB Corp.	13,683	613,166
Kyoei Steel, Ltd. (c)	17,700	345,320
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,500	277,325
Kyokuyo Co., Ltd. (c)	2,200	65,854
KYORIN Holdings, Inc. (c)	32,000	660,932
Kyoritsu Maintenance Co., Ltd.	13,400	566,862
Kyosan Electric Manufacturing Co., Ltd.	11,700	62,422
LAC Co., Ltd.	6,900	132,733
Lacto Japan Co., Ltd.	3,700	249,848
LaSalle Logiport REIT	359	330,286
Lasertec Corp.	22,900	763,098
LEC, Inc. (c)	16,400	425,937
Leopalace21 Corp.	134,200	747,886
Life Corp.	15,100	386,856
LIFULL Co., Ltd. (c)	32,600	180,816
Link And Motivation, Inc. (c)	23,300	290,263
LIXIL VIVA Corp.	11,200	173,445
M&A Capital Partners Co., Ltd. (b)(c)	4,200	254,030
Macnica Fuji Electronics Holdings, Inc. (c)	32,000	565,427
Macromill, Inc. (c)	10,800	228,675
Maeda Kosen Co., Ltd.	13,800	294,018
Maeda Road Construction Co., Ltd.	29,000	590,034
Makino Milling Machine Co., Ltd.	20,400	871,066
Mandom Corp.	17,500	556,191
Mani, Inc.	10,900	531,637
Mars Engineering Corp.	12,300	260,760
Marudai Food Co., Ltd.	62,931	1,221,115
Maruha Nichiro Corp.	36,220	1,336,108
Marusan Securities Co., Ltd. (c)	64,338	547,738
Maruwa Co., Ltd.	3,600	240,560
Maruwa Unyu Kikan Co., Ltd.	7,200	269,402
Matsui Construction Co., Ltd.	35,400	288,286
Matsuya Co., Ltd.	29,600	336,953
Max Co., Ltd.	20,900	312,253
Maxell Holdings, Ltd.	26,900	421,552
MCJ Co., Ltd.	41,600	366,612
MCUBS MidCity Investment Corp. REIT	854	649,607
MEC Co., Ltd.	16,100	273,141
Medical Data Vision Co., Ltd. (b)	16,400	274,621

133

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Megachips Corp. (c)	11,100	$ 233,561
Megmilk Snow Brand Co., Ltd.	24,000	616,772
Meidensha Corp.	28,600	468,336
Meiko Electronics Co., Ltd. (c)	13,267	365,591
Meiko Network Japan Co., Ltd.	28,100	260,751
Meisei Industrial Co., Ltd.	32,400	257,865
Meitec Corp.	14,200	683,840
Melco Holdings, Inc. (c)	4,000	144,033
Menicon Co., Ltd.	18,100	441,564
Mercuria Investment Co., Ltd.	30,900	268,506
Metaps, Inc. (b)	11,800	242,784
Michinoku Bank, Ltd. (c)	5,720	90,293
Mie Kotsu Group Holdings, Inc.	52,500	259,299
Milbon Co., Ltd.	15,100	692,618
Mimasu Semiconductor Industry Co., Ltd.	16,800	269,190
Miraca Holdings, Inc. (c)	30,800	801,285
Mirai Corp. REIT	152	259,076
Mirait Holdings Corp. (c)	45,260	780,201
Miroku Jyoho Service Co., Ltd.	14,300	320,408
Misawa Homes Co., Ltd.	33,800	264,246
Mitsubishi Estate Logistics REIT Investment Corp.	118	256,393
Mitsubishi Kakoki Kaisha, Ltd.	16,500	286,464
Mitsubishi Logisnext Co., Ltd.	10,900	142,218
Mitsubishi Pencil Co., Ltd.	27,900	513,369
Mitsubishi Research Institute, Inc.	6,900	266,074
Mitsubishi Shokuhin Co., Ltd.	8,000	213,761
Mitsubishi Steel Manufacturing Co., Ltd.	13,600	260,781
Mitsuboshi Belting, Ltd.	15,000	396,179
Mitsui E&S Holdings Co., Ltd. (b)	45,500	817,185
Mitsui Fudosan Logistics Park, Inc. REIT	65	182,550
Mitsui Matsushima Co., Ltd.	15,500	257,367
Mitsui Mining & Smelting Co., Ltd.	33,500	970,331
Mitsui Sugar Co., Ltd.	33,100	950,002
Mitsui-Soko Holdings Co., Ltd. (b)	16,400	299,311
Mixi, Inc.	22,200	532,792
Miyaji Engineering Group, Inc.	2,600	67,824
Miyazaki Bank, Ltd.	12,380	362,948
Mizuno Corp.	7,800	196,262
Mochida Pharmaceutical Co., Ltd.	9,100	752,291
Modec, Inc.	9,000	294,361
Monex Group, Inc. (c)	98,400	473,006
Money Forward, Inc. (b)(c)	6,600	293,437
Monogatari Corp	1,400	137,184
Mori Trust Hotel Reit, Inc.	177	219,565
Mori Trust Sogo Reit, Inc.	273	389,365
Morinaga Milk Industry Co., Ltd.	19,400	526,909
Morita Holdings Corp.	22,500	509,486
MOS Food Services, Inc. (c)	11,800	307,921
Musashi Seimitsu Industry Co., Ltd.	29,000	473,099
Musashino Bank, Ltd.	13,380	386,375
Nachi-Fujikoshi Corp.	13,400	659,471
Security Description	Shares	Value
Nagaileben Co., Ltd.	11,900	$ 284,548
Nagano Keiki Co., Ltd.	25,600	268,655
Nakanishi, Inc.	77,040	1,603,403
Namura Shipbuilding Co., Ltd. (c)	6,300	32,946
Nanto Bank, Ltd.	1,800	45,672
NEC Networks & System Integration Corp.	14,600	338,569
NET One Systems Co., Ltd. (c)	68,900	1,654,789
Neturen Co., Ltd.	80,183	820,290
Nextage Co., Ltd.	36,900	280,685
Nichias Corp.	38,000	988,599
Nichiban Co., Ltd. (c)	10,000	240,701
Nichicon Corp. (c)	41,300	407,600
Nichiha Corp.	17,600	465,625
NichiiGakkan Co., Ltd. (c)	29,300	248,154
Nichi-iko Pharmaceutical Co., Ltd. (c)	4,200	62,417
Nichireki Co., Ltd.	11,000	119,118
Nihon Dempa Kogyo Co., Ltd. (b)	60,100	270,380
Nihon Eslead Corp.	18,900	265,400
Nihon House Holdings Co., Ltd. (c)	50,200	282,412
Nihon Nohyaku Co., Ltd. (c)	38,300	269,417
Nihon Parkerizing Co., Ltd.	58,000	784,329
Nihon Plast Co., Ltd.	28,300	261,361
Nihon Tokushu Toryo Co., Ltd. (c)	14,300	332,620
Nihon Trim Co., Ltd. (c)	1,500	77,387
Nikkiso Co., Ltd.	67,340	881,583
Nikkon Holdings Co., Ltd. (c)	108,480	2,813,594
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	60,460
Nippon Carbide Industries Co., Inc.	16,800	269,486
Nippon Carbon Co., Ltd.	13,171	912,583
Nippon Ceramic Co., Ltd.	10,400	276,973
Nippon Chemical Industrial Co., Ltd.	8,100	268,491
Nippon Chemi-Con Corp. (c)	6,900	193,177
Nippon Coke & Engineering Co., Ltd.	91,000	91,332
Nippon Densetsu Kogyo Co., Ltd.	24,900	520,207
Nippon Flour Mills Co., Ltd. (c)	29,800	525,504
Nippon Kinzoku Co., Ltd.	17,900	273,263
Nippon Koei Co., Ltd.	9,800	262,720
Nippon Light Metal Holdings Co., Ltd.	369,700	826,727
Nippon Parking Development Co., Ltd.	45,500	70,903
Nippon Pillar Packing Co., Ltd.	15,500	222,296
NIPPON REIT Investment Corp.	585	1,892,746
Nippon Road Co., Ltd.	4,700	272,272
Nippon Seiki Co., Ltd.	39,100	741,483
Nippon Sheet Glass Co., Ltd. (c)	44,800	487,895
Nippon Signal Co., Ltd.	33,300	340,666
Nippon Soda Co., Ltd.	12,800	393,855
Nippon Steel & Sumikin Bussan Corp. (c)	3,600	180,658
Nippon Suisan Kaisha, Ltd.	163,999	1,068,444
Nippon Thompson Co., Ltd.	56,200	373,562

134

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Nippon Valqua Industries, Ltd.	10,476	$ 294,215
Nippon Yakin Kogyo Co., Ltd. (c)	81,500	236,783
Nishimatsu Construction Co., Ltd.	28,600	724,159
Nishimatsuya Chain Co., Ltd.	24,953	250,881
Nishi-Nippon Financial Holdings, Inc.	79,800	923,161
Nishio Rent All Co., Ltd.	15,100	504,508
Nissan Shatai Co., Ltd.	22,900	206,651
Nissei ASB Machine Co., Ltd. (c)	4,700	196,963
Nissei Build Kogyo Co., Ltd. (b)(c)(f)	27,800	268,247
Nissei Plastic Industrial Co., Ltd.	25,300	260,607
Nissha Co., Ltd. (c)	25,100	489,912
Nisshin Oillio Group, Ltd.	13,600	399,313
Nisshin Steel Co., Ltd.	31,000	465,061
Nisshinbo Holdings, Inc.	75,600	900,531
Nissin Corp.	10,800	252,065
Nissin Kogyo Co., Ltd. (c)	14,600	245,893
Nitta Corp. (c)	9,900	377,400
Nittetsu Mining Co., Ltd. (c)	3,200	153,541
Nitto Boseki Co., Ltd. (c)	30,630	716,502
Nitto Kogyo Corp. (c)	23,000	425,435
Nittoku Engineering Co., Ltd. (c)	9,400	280,961
Nohmi Bosai, Ltd.	18,100	403,957
Nojima Corp.	13,800	302,401
Nomura Co., Ltd.	22,300	460,587
Noritake Co., Ltd.	6,900	435,559
Noritsu Koki Co., Ltd. (c)	9,800	272,642
Noritz Corp.	15,600	247,490
North Pacific Bank, Ltd.	156,400	530,123
NS United Kaiun Kaisha, Ltd.	1,900	43,793
NSD Co., Ltd.	20,800	462,019
NuFlare Technology, Inc.	1,800	93,340
OAK Capital Corp.	152,800	262,323
Obara Group, Inc.	8,900	429,388
Oenon Holdings, Inc.	97,800	352,161
Ogaki Kyoritsu Bank, Ltd.	9,500	243,386
Ohara, Inc. (c)	9,600	257,358
Ohsho Food Service Corp.	6,800	474,746
Oiles Corp.	10,900	234,822
Oisix ra daichi, Inc. (b)	15,400	264,519
Oita Bank, Ltd.	15,380	559,901
Okabe Co., Ltd.	19,100	187,662
Okamoto Industries, Inc.	6,360	347,718
Okamura Corp.	60,100	804,261
Okasan Securities Group, Inc. (c)	88,682	456,741
Oki Electric Industry Co., Ltd.	49,900	655,903
Okinawa Electric Power Co., Inc.	25,012	527,391
OKK Corp.	26,900	273,298
OKUMA Corp. (c)	13,600	755,522
Okumura Corp.	16,800	527,288
Okuwa Co., Ltd.	18,000	183,352
One REIT, Inc. (c)	96	207,661
Onward Holdings Co., Ltd.	66,300	444,199
Open Door, Inc. (b)	8,500	249,945
OPT Holding, Inc.	10,000	303,297
Optex Group Co., Ltd. (c)	18,200	360,202
Optorun Co., Ltd. (c)	11,300	289,203
Security Description	Shares	Value
Osaka Organic Chemical Industry, Ltd.	21,700	$ 278,355
Osaka Soda Co., Ltd.	11,200	297,293
OSAKA Titanium Technologies Co., Ltd. (c)	8,500	136,347
Osaki Electric Co., Ltd.	16,000	123,397
OSJB Holdings Corp.	98,600	267,366
Outsourcing, Inc. (c)	48,300	708,862
Oyo Corp.	19,700	265,187
Pacific Industrial Co., Ltd.	31,000	513,915
Pacific Metals Co., Ltd. (c)	7,399	275,545
Pack Corp.	4,800	177,700
PAL GROUP Holdings Co., Ltd.	5,700	143,322
Paramount Bed Holdings Co., Ltd.	5,600	276,093
Pasona Group, Inc.	14,300	212,136
PC Depot Corp.	56,200	274,110
Penta-Ocean Construction Co., Ltd.	165,000	1,099,661
Pepper Food Service Co., Ltd. (c)	7,400	261,575
PIA Corp.	5,100	264,014
Piolax, Inc.	16,700	371,389
PKSHA Technology, Inc. (b)	2,600	265,299
Plenus Co., Ltd. (c)	9,900	161,419
Poletowin Pitcrew Holdings, Inc.	10,000	266,320
Premier Investment Corp. REIT	1,446	1,520,028
Press Kogyo Co., Ltd.	65,900	348,109
Pressance Corp. (c)	17,900	228,980
Prestige International, Inc. (c)	28,600	342,691
Prima Meat Packers, Ltd. (c)	15,200	358,773
Qol Co., Ltd.	11,000	240,850
Raito Kogyo Co., Ltd. (c)	36,000	515,033
Rakus Co., Ltd.	12,700	274,271
RaQualia Pharma, Inc. (b)	18,800	275,582
Relia, Inc.	24,300	299,511
Remixpoint., Inc. (c)	20,100	173,244
RENOVA, Inc. (b)	23,200	288,609
Resorttrust, Inc.	45,800	755,235
Rheon Automatic Machinery Co., Ltd.	14,800	265,158
Ricoh Leasing Co., Ltd.	7,700	253,876
Riken Corp.	7,000	390,104
Riken Keiki Co., Ltd.	12,800	277,220
Riken Technos Corp.	49,700	264,722
Riken Vitamin Co., Ltd.	5,400	187,313
Ringer Hut Co., Ltd. (c)	14,400	305,026
Riso Kagaku Corp.	9,200	222,255
Rock Field Co., Ltd.	10,600	175,539
Rokko Butter Co., Ltd. (c)	10,600	241,891
Rorze Corp.	12,900	265,530
Round One Corp.	44,500	589,624
Royal Holdings Co., Ltd.	13,300	347,063
RS Technologies Co., Ltd. (c)	4,900	235,542
Ryobi, Ltd.	16,400	646,124
Ryosan Co., Ltd. (c)	10,000	363,604
S Foods, Inc.	12,000	518,730
Sac's Bar Holdings, Inc.	32,800	273,177
Sagami Chain Co., Ltd. (c)	22,900	281,248
Saizeriya Co., Ltd.	15,100	295,260

135

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Sakai Chemical Industry Co., Ltd. (c)	26,953	$ 665,134
Sakai Moving Service Co., Ltd. (c)	4,200	239,239
Sakata INX Corp.	23,700	300,671
Sakata Seed Corp.	16,500	594,137
Sakura Internet, Inc.	41,700	265,065
Sala Corp.	59,400	368,161
SAMTY Co., Ltd.	16,200	234,760
San ju San Financial Group, Inc.	13,400	283,608
San-A Co., Ltd.	10,200	456,187
San-Ai Oil Co., Ltd.	40,200	493,011
SanBio Co., Ltd. (b)(c)	12,000	416,780
Sanden Holdings Corp. (b)	11,200	153,922
Sanei Architecture Planning Co., Ltd.	17,400	269,000
Sangetsu Corp. (c)	34,000	667,518
San-In Godo Bank, Ltd.	81,400	715,211
Sanken Electric Co., Ltd. (c)	13,600	356,329
Sanki Engineering Co., Ltd.	25,600	274,966
Sankyo Tateyama, Inc.	28,500	361,566
Sanoh Industrial Co., Ltd.	40,800	286,643
Sanrio Co., Ltd.	30,000	608,267
Sanyo Chemical Industries, Ltd. (c)	5,400	275,265
Sanyo Denki Co., Ltd.	5,000	239,468
Sanyo Electric Railway Co., Ltd. (c)	7,800	172,227
Sanyo Shokai, Ltd.	3,000	58,634
Sanyo Special Steel Co., Ltd.	20,287	495,275
Sanyo Trading Co., Ltd.	13,700	256,547
Sapporo Holdings, Ltd.	41,900	870,942
Sato Holdings Corp.	28,240	936,071
SEC Carbon, Ltd.	1,500	264,119
Seed Co., Ltd. (c)	14,200	253,533
Seika Corp. (c)	4,400	77,746
Seikagaku Corp.	22,300	339,452
Seiko Holdings Corp. (c)	11,800	332,438
Seiren Co., Ltd.	66,180	1,122,179
Sekisui Jushi Corp.	15,000	284,589
Sekisui Plastics Co., Ltd. (c)	22,900	222,579
Senko Group Holdings Co., Ltd. (c)	46,800	389,777
Senshu Ikeda Holdings, Inc.	138,660	465,109
Septeni Holdings Co., Ltd. (c)	40,100	62,841
Shibaura Electronics Co., Ltd.	5,800	271,145
Shibuya Corp.	10,900	406,405
Shiga Bank, Ltd. (c)	29,000	746,542
Shikoku Bank, Ltd.	24,000	293,067
Shikoku Chemicals Corp.	23,900	331,825
Shima Seiki Manufacturing, Ltd. (c)	25,545	1,128,986
Shimachu Co., Ltd.	43,960	1,420,374
Shinagawa Refractories Co., Ltd.	6,400	286,235
Shindengen Electric Manufacturing Co., Ltd.	4,100	196,003
Shin-Etsu Polymer Co., Ltd.	22,500	184,818
Shinkawa, Ltd. (b)(c)	9,200	47,383
Security Description	Shares	Value
Shinko Electric Industries Co., Ltd.	28,200	$ 237,348
Shinko Plantech Co., Ltd.	31,000	322,595
Shinmaywa Industries, Ltd.	26,000	352,511
Shinoken Group Co., Ltd.	23,500	249,100
Shinsho Corp.	4,000	111,987
Ship Healthcare Holdings, Inc.	15,400	595,880
Shizuoka Gas Co., Ltd.	28,100	249,124
SHO-BOND Holdings Co., Ltd. (c)	14,100	1,138,328
Shochiku Co., Ltd. (c)	14,960	1,828,101
Shoei Co., Ltd. (c)	5,600	241,828
Shoei Foods Corp. (c)	7,200	265,915
Showa Corp.	24,200	371,783
Showa Sangyo Co., Ltd.	7,600	195,980
Siix Corp. (c)	21,400	372,665
Sinanen Holdings Co., Ltd.	7,600	195,043
Sinfonia Technology Co., Ltd.	43,280	645,475
Sinko Industries, Ltd.	14,400	238,975
Sintokogio, Ltd.	34,700	351,017
SKY Perfect JSAT Holdings, Inc. (c)	58,000	279,826
SMK Corp.	504	13,808
SMS Co., Ltd.	44,600	887,799
Sodick Co., Ltd.	25,800	234,411
Sogo Medical Co., Ltd. (b)(f)	7,800	172,107
Solasto Corp.	24,400	317,714
Sosei Group Corp. (b)(c)	41,200	497,295
ST Corp.	14,000	260,070
St Marc Holdings Co., Ltd.	3,000	70,044
Star Asia Investment Corp. REIT	214	195,188
Star Micronics Co., Ltd. (c)	19,900	353,902
Starts Corp., Inc. (c)	15,400	339,902
Starts Proceed Investment Corp. REIT	153	230,877
Starzen Co., Ltd.	4,800	206,858
Stella Chemifa Corp. (c)	7,200	263,380
Studio Alice Co., Ltd.	12,500	258,287
Sumida Corp. (c)	18,800	243,638
Sumitomo Densetsu Co., Ltd.	15,800	259,844
Sumitomo Mitsui Construction Co., Ltd.	78,060	525,050
Sumitomo Osaka Cement Co., Ltd. (c)	20,180	836,770
Sumitomo Seika Chemicals Co., Ltd.	2,400	134,807
Sumitomo Warehouse Co., Ltd. (c)	42,500	563,873
Sun Frontier Fudousan Co., Ltd.	5,800	66,382
Sun-Wa Technos Corp.	20,700	254,775
Suruga Bank, Ltd. (c)	133,800	669,088
Sushiro Global Holdings, Ltd. (c)	11,000	651,759
SWCC Showa Holdings Co., Ltd.	4,500	31,813
Systena Corp.	43,600	596,124
Syuppin Co., Ltd.	20,700	250,948
T Hasegawa Co., Ltd. (c)	14,800	306,463
T RAD Co., Ltd. (c)	11,200	307,646
Tachi-S Co., Ltd.	20,200	302,329
Tadano, Ltd.	65,900	766,421

136

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Taihei Dengyo Kaisha, Ltd.	12,500	$ 331,250
Taiho Kogyo Co., Ltd.	23,000	270,326
Taikisha, Ltd.	14,800	483,409
Taiko Pharmaceutical Co., Ltd. (c)	13,300	248,822
Taiyo Holdings Co., Ltd.	4,600	177,585
Takamatsu Construction Group Co., Ltd.	7,900	220,478
Takaoka Toko Co., Ltd. (c)	1,900	29,976
Takara Standard Co., Ltd. (c)	29,300	513,076
Takasago International Corp.	26,400	966,888
Takasago Thermal Engineering Co., Ltd.	34,000	615,433
Takeei Corp.	35,400	258,990
Takeuchi Manufacturing Co., Ltd.	21,800	588,255
Takisawa Machine Tool Co., Ltd.	16,800	261,499
Takuma Co., Ltd.	37,900	503,509
Tamron Co., Ltd.	5,400	115,050
Tamura Corp. (c)	48,800	305,470
Tanseisha Co., Ltd.	23,300	244,313
Tatsuta Electric Wire and Cable Co., Ltd.	48,100	268,481
Tayca Corp.	11,500	273,566
TechMatrix Corp.	13,900	276,813
Teikoku Electric Manufacturing Co., Ltd.	3,600	53,975
Teikoku Sen-I Co., Ltd. (c)	14,900	394,194
TKC Corp.	7,700	322,344
Toa Corp. (e)	19,200	224,311
Toa Corp. (e)	8,000	176,009
TOA ROAD Corp.	7,900	265,339
Toagosei Co., Ltd.	156,400	1,805,171
Tobishima Corp.	10,710	181,038
TOC Co., Ltd. (c)	95,260	675,966
Tocalo Co., Ltd.	32,400	333,741
Toei Animation Co., Ltd.	8,700	270,379
Toei Co., Ltd.	11,640	1,400,879
Toho Bank, Ltd.	90,000	333,583
Toho Co., Ltd.	13,900	278,404
Toho Titanium Co., Ltd. (c)	23,400	281,826
Toho Zinc Co., Ltd. (c)	12,500	496,324
TOKAI Holdings Corp.	60,700	609,218
Tokai Rika Co., Ltd.	19,200	405,687
Tokai Tokyo Financial Holdings, Inc.	118,400	681,724
Tokushu Tokai Paper Co., Ltd.	5,100	214,399
Tokyo Dome Corp.	43,900	384,562
Tokyo Energy & Systems, Inc.	26,300	264,887
Tokyo Kiraboshi Financial Group, Inc.	400	8,526
Tokyo Ohka Kogyo Co., Ltd.	18,600	551,851
Tokyo Rope Manufacturing Co., Ltd. (c)	19,900	260,346
Tokyo Seimitsu Co., Ltd.	22,900	595,156
Tokyo Steel Manufacturing Co., Ltd. (c)	54,500	399,208
Tokyo Tekko Co., Ltd.	1,800	28,874
Tokyotokeiba Co., Ltd.	8,900	342,805
Tokyu Construction Co., Ltd.	40,000	386,319
Tokyu REIT, Inc.	345	476,564
Security Description	Shares	Value
Tomoe Engineering Co., Ltd.	2,800	$ 56,993
TOMONY Holdings, Inc.	91,480	390,613
Tomy Co., Ltd.	55,800	574,285
Tonami Holdings Co., Ltd.	4,200	268,081
Topcon Corp.	56,100	1,024,355
Toppan Forms Co., Ltd.	26,400	253,808
Topre Corp.	24,700	624,975
Topy Industries, Ltd.	28,598	842,191
Torex Semiconductor, Ltd.	19,000	258,608
Toridoll Holdings Corp. (c)	10,200	221,987
Torii Pharmaceutical Co., Ltd.	5,600	134,842
Torikizoku Co., Ltd.	12,900	269,732
Torishima Pump Manufacturing Co., Ltd. (c)	5,600	54,183
Tosei Reit Investment Corp.	207	208,121
Toshiba Machine Co., Ltd. (c)	10,200	228,183
Toshiba TEC Corp.	10,800	314,725
Tosho Co., Ltd. (c)	9,000	365,277
Totetsu Kogyo Co., Ltd. (c)	14,800	380,603
Towa Bank, Ltd.	28,100	261,246
Towa Pharmaceutical Co., Ltd.	2,800	207,563
Toyo Construction Co., Ltd.	39,400	160,604
Toyo Corp.	5,668	46,308
Toyo Denki Seizo KK	17,700	276,911
Toyo Ink SC Holdings Co., Ltd.	21,800	577,700
Toyo Kanetsu KK	7,500	188,911
Toyo Machinery & Metal Co., Ltd.	39,100	263,684
Toyo Securities Co., Ltd.	115,000	271,339
Toyo Tanso Co., Ltd.	8,300	246,256
Toyobo Co., Ltd.	42,778	726,117
TPR Co., Ltd.	16,800	444,460
Trancom Co., Ltd.	3,800	278,012
Transcosmos, Inc.	14,500	367,016
Tri Chemical Laboratories, Inc.	6,700	279,302
Trusco Nakayama Corp.	22,200	614,685
Trust Tech, Inc.	6,400	249,610
TSI Holdings Co., Ltd.	70,200	511,737
Tsubaki Nakashima Co., Ltd. (c)	27,100	558,534
Tsubakimoto Chain Co.	18,200	842,823
Tsugami Corp. (c)	39,000	386,275
Tsukishima Kikai Co., Ltd.	27,400	378,730
Tsukuba Bank, Ltd.	106,900	258,815
Tsukui Corp.	29,400	288,603
Tsurumi Manufacturing Co., Ltd.	10,900	179,931
UACJ Corp. (c)	2,400	57,494
Uchida Yoko Co., Ltd.	6,800	184,989
UKC Holdings Corp. (c)	10,800	249,022
Union Tool Co.	7,200	269,402
Unipres Corp.	17,900	348,119
United Arrows, Ltd.	14,200	605,080
United Super Markets Holdings, Inc.	33,600	418,281
UNITED, Inc. (c)	5,300	131,211
Unitika, Ltd. (b)	6,400	40,794
Unizo Holdings Co., Ltd.	20,200	389,470
Ushio, Inc.	60,500	829,854
UT Group Co., Ltd. (b)(c)	13,900	496,232
Uzabase, Inc. (b)	9,600	275,952

137

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
V Technology Co., Ltd.	1,936	$ 290,438
Valor Holdings Co., Ltd.	33,100	765,830
ValueCommerce Co., Ltd.	12,600	274,663
Vector, Inc.	17,900	422,817
VIA Holdings, Inc. (b)(c)	39,600	251,019
Vision, Inc. (b)	5,700	253,423
Vital KSK Holdings, Inc. (c)	28,200	318,037
VT Holdings Co., Ltd. (c)	81,400	359,755
Wacom Co., Ltd. (c)	74,100	315,749
Wakachiku Construction Co., Ltd.	3,800	55,335
Wakita & Co., Ltd.	10,900	134,925
Warabeya Nichiyo Holdings Co., Ltd.	13,000	230,048
Watahan & Co., Ltd.	9,800	251,244
WATAMI Co., Ltd. (c)	16,300	186,413
WDB Holdings Co., Ltd.	7,500	268,081
World Holdings Co., Ltd.	9,000	271,779
Yahagi Construction Co., Ltd.	26,700	204,037
Yakuodo Co., Ltd.	7,700	263,706
YAMABIKO Corp.	22,500	278,910
YAMADA Consulting Group Co., Ltd.	11,200	261,697
Yamagata Bank, Ltd.	15,600	336,900
Yamaichi Electronics Co., Ltd. (c)	16,300	225,446
YA-MAN, Ltd.	14,200	288,538
Yamanashi Chuo Bank, Ltd.	22,400	402,701
Yamashin-Filter Corp.	31,400	238,572
Yamato Kogyo Co., Ltd.	23,000	713,783
Yamazen Corp.	49,500	590,505
Yellow Hat, Ltd.	10,300	275,670
Yodogawa Steel Works, Ltd. (c)	31,600	781,758
Yokogawa Bridge Holdings Corp.	18,400	385,544
Yokohama Reito Co., Ltd. (c)	26,800	217,307
Yokowo Co., Ltd.	20,500	262,240
Yondoshi Holdings, Inc. (c)	14,700	307,887
Yonex Co., Ltd. (c)	26,000	175,569
Yorozu Corp.	14,700	227,259
Yoshinoya Holdings Co., Ltd. (c)	32,100	509,259
Yuasa Trading Co., Ltd.	10,300	369,978
Yume No Machi Souzou Iinkai Co., Ltd. (c)	13,672	440,547
Yumeshin Holdings Co., Ltd.	44,900	449,455
Yurtec Corp.	31,600	264,852
Yushin Precision Equipment Co., Ltd.	15,400	168,392
Zenrin Co., Ltd. (c)	50,165	1,554,614
ZERIA Pharmaceutical Co., Ltd.	22,400	495,784
ZIGExN Co., Ltd. (b)	36,500	269,609
Zojirushi Corp. (c)	23,800	336,722
		334,742,557
LIECHTENSTEIN — 0.0% (g)
VP Bank AG	1,753	274,579
LUXEMBOURG — 0.1%
Befesa SA (b)(d)	8,571	444,500
Corp. America Airports SA (b)(c)	28,300	241,682
		686,182
Security Description	Shares	Value
MACAU — 0.1%
Macau Legend Development, Ltd. (c)	3,131,740	$ 568,323
MALTA — 0.1%
Catena Media PLC (b)(c)	27,129	256,245
Kambi Group PLC (b)	12,149	269,122
		525,367
NETHERLANDS — 1.7%
Accell Group NV	13,048	253,699
AMG Advanced Metallurgical Group NV	17,936	832,056
Arcadis NV (c)	32,408	542,419
BE Semiconductor Industries NV (c)	41,096	867,308
BinckBank NV	4,140	25,534
Brack Capital Properties NV (b)	1,015	115,332
Brunel International NV	18,151	262,686
Constellium NV Class A (b)	72,390	894,017
Corbion NV	41,396	1,346,280
Eurocommercial Properties NV	21,197	776,524
Flow Traders (c)(d)	20,170	592,714
ForFarmers NV	10,269	116,293
Fugro NV ADR (b)(c)	50,702	669,878
Heijmans NV ADR (b)	24,114	347,864
Intertrust NV (d)	41,248	764,157
Kendrion NV	12,489	435,179
Koninklijke BAM Groep NV	129,390	497,148
Koninklijke Volkerwessels NV	16,573	348,417
NSI NV REIT	11,582	476,891
Pharming Group NV (b)(c)	399,322	456,855
PostNL NV	253,233	905,920
Rhi Magnesita NV	12,252	762,054
Shop Apotheke Europe NV (b)(d)	4,975	250,785
uniQure NV (b)(c)	13,700	498,543
Vastned Retail NV REIT	13,157	501,245
Wereldhave NV REIT	23,453	824,030
Wessanen (c)	31,408	384,138
		14,747,966
NEW ZEALAND — 1.1%
Argosy Property, Ltd.	373,377	272,283
Arvida Group, Ltd.	257,080	230,082
Chorus, Ltd. (c)	163,329	526,236
Genesis Energy, Ltd.	203,823	349,297
Goodman Property Trust REIT	390,364	399,834
Infratil, Ltd.	323,382	764,287
Kiwi Property Group, Ltd.	585,234	539,294
Metlifecare, Ltd.	69,713	300,406
New Zealand Refining Co., Ltd.	106,914	182,158
Precinct Properties New Zealand, Ltd.	497,096	474,552
Pushpay Holdings, Ltd. (b)	93,997	253,623
Restaurant Brands New Zealand, Ltd. (c)	153,716	796,905
SKYCITY Entertainment Group, Ltd.	362,133	962,705
Stride Property Group	274,289	354,588
Summerset Group Holdings, Ltd.	137,725	713,091

138

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Synlait Milk, Ltd. (b)	32,907	$ 236,700
Tourism Holdings, Ltd.	64,571	245,714
Trade Me Group, Ltd.	214,425	742,039
Vital Healthcare Property Trust REIT	243,302	341,143
Z Energy, Ltd.	211,926	1,004,549
		9,689,486
NORWAY — 1.5%
Akastor ASA (b)	97,746	212,217
Aker Solutions ASA (b)	60,462	429,893
Archer, Ltd. (b)	294,871	275,198
Atea ASA (b)	42,424	687,678
Avance Gas Holding, Ltd. (b)(c)(d)	14,604	36,477
Axactor AB (b)(c)	74,751	228,798
B2Holding ASA (c)	161,523	321,328
Borregaard ASA	56,962	583,379
BW Offshore, Ltd. (b)	51,073	405,157
DOF ASA (b)(c)	307,264	273,181
Europris ASA (b)(d)	52,334	146,849
Frontline, Ltd. (b)	48,133	280,761
Golden Ocean Group, Ltd. (b)	36,676	361,625
Grieg Seafood ASA	29,453	388,810
Kitron ASA (c)	220,846	264,962
Komplett Bank ASA (b)	117,523	265,546
Kongsberg Automotive ASA (b)	276,028	308,118
Kvaerner ASA (b)	113,963	210,760
NEL ASA (b)	600,601	285,428
Nordic Nanovector ASA (b)(c)	30,589	194,954
Nordic Semiconductor ASA (b)	86,020	496,474
Norway Royal Salmon ASA	9,326	224,924
Norwegian Air Shuttle ASA (b)(c)	9,455	284,464
Ocean Yield ASA	22,344	182,741
Odfjell Drilling, Ltd. (b)	60,060	265,514
Petroleum Geo-Services ASA (b)	155,537	699,251
Prosafe SE (b)	63,012	232,137
Protector Forsikring ASA (b)(c)	59,123	384,797
Sbanken ASA (d)	38,823	422,875
Scatec Solar ASA (c)(d)	97,270	719,076
Ship Finance International, Ltd. (c)	35,202	489,308
Solstad Farstad ASA (b)	447,755	269,424
SpareBank 1 Nord Norge	40,654	344,471
SpareBank 1 SMN	42,173	470,758
Stolt-Nielsen, Ltd.	13,025	199,295
Veidekke ASA (c)	81,309	887,646
Wallenius Wilhelmsen Logistics (b)	65,335	280,008
		13,014,282
PERU — 0.0% (g)
Hochschild Mining PLC	211,609	451,866
PORTUGAL — 0.2%
Altri SGPS SA	134,127	1,286,813
Banco Comercial Portugues SA Class R (b)	2,925	866
Mota-Engil SGPS SA (b)	41,072	100,181
Security Description	Shares	Value
REN - Redes Energeticas Nacionais SGPS SA	107,853	$ 304,409
		1,692,269
SINGAPORE — 1.6%
Accordia Golf Trust	417,300	166,450
AIMS AMP Capital Industrial REIT	256,758	263,081
Ascendas Hospitality Trust	533,200	319,994
Ascott Residence Trust REIT (c)	554,225	446,187
Best World International, Ltd.	263,800	283,812
BW LPG, Ltd. (b)(c)(d)	21,606	94,587
Cache Logistics Trust REIT	41,748	22,457
CapitaLand Retail China Trust REIT	357,873	379,782
CDL Hospitality Trusts	457,680	535,945
China Aviation Oil Singapore Corp., Ltd.	231,200	258,891
China New Town Development Co., Ltd. (f)	428,500	12,047
Chip Eng Seng Corp., Ltd.	423,900	259,053
CITIC Envirotech, Ltd.	624,700	251,462
ESR-REIT	286,209	106,830
Ezion Holdings, Ltd. (b)	4,945,500	267,843
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
First Real Estate Investment Trust	600,200	553,483
First Resources, Ltd.	218,500	268,657
Frasers Centrepoint Trust REIT	274,900	456,708
Frasers Commercial Trust REIT	343,399	366,936
Frasers Logistics & Industrial Trust REIT	642,049	502,794
GuocoLand, Ltd.	191,400	264,754
Hyflux, Ltd. (a)(b)	33,300	—
IGG, Inc.	466,000	580,646
Keppel DC REIT (c)	317,466	318,314
Keppel Infrastructure Trust (c)	1,330,638	482,062
Lian Beng Group, Ltd.	129,600	49,323
M1, Ltd. (c)	219,100	338,347
Manulife US Real Estate Investment Trust	727,846	578,638
Midas Holdings, Ltd. (a)(b)	1,078,700	—
OUE Hospitality Trust (c)	875,733	461,469
OUE Lippo Healthcare, Ltd. (b)	1,800	116
Parkway Life Real Estate Investment Trust	260,300	514,370
Raffles Medical Group, Ltd. (c)	501,710	414,925
RHT Health Trust	478,800	259,313
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	202,849	63,838
Sheng Siong Group, Ltd.	291,700	239,107
Singapore Post, Ltd. (c)	753,000	622,747
Soilbuild Business Space REIT	295,010	129,547
Starhill Global REIT	772,300	392,834
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(b)	1,254	—
UMS Holdings, Ltd. (c)	429,974	236,016
United Engineers, Ltd.	299,700	581,260

139

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Wheelock Properties Singapore, Ltd.	165,600	$ 255,729
Wing Tai Holdings, Ltd.	583,499	832,746
Zheng Li Holdings, Ltd. (b)	390,000	248,208
		13,681,308
SOUTH KOREA — 11.0%
AbClon, Inc. (b)	4,840	260,053
Able C&C Co., Ltd. (b)(c)	7,754	98,563
Advanced Process Systems Corp. (b)(c)	7,991	186,583
Aekyung Industrial Co., Ltd. (b)	4,156	252,151
AfreecaTV Co., Ltd.	5,474	176,668
Ahnlab, Inc.	2,834	135,664
AJ Rent A Car Co., Ltd. (b)	2,792	33,980
AK Holdings, Inc.	1,991	109,848
Alteogen, Inc. (b)	7,853	272,563
Amicogen, Inc. (b)	13,432	503,132
Amotech Co., Ltd. (b)	9,927	243,868
Anam Electronics Co., Ltd. (b)	87,492	268,175
Ananti, Inc. (b)	32,480	307,451
Anterogen Co., Ltd. (b)	3,019	249,032
Aprogen pharmaceuticals, Inc. (b)(c)	43,082	144,092
Asiana Airlines, Inc. (b)	46,548	183,171
ATGen Co., Ltd. (b)	18,459	282,897
BGF Co., Ltd.	31,565	267,488
BH Co., Ltd. (b)	17,122	290,962
Binex Co., Ltd. (b)	16,087	184,908
Binggrae Co., Ltd.	1,439	97,814
Boryung Pharmaceutical Co., Ltd.	19,351	200,619
Bukwang Pharmaceutical Co., Ltd.	13,548	337,097
Byucksan Corp.	6,455	19,320
Cafe24 Corp. (b)	3,342	450,722
CammSys Corp. (b)	138,408	261,406
Caregen Co., Ltd.	3,432	272,270
Cell Biotech Co., Ltd.	3,436	112,752
Cellumed Co., Ltd. (b)	23,308	278,414
Chabiotech Co., Ltd. (b)(c)	27,673	602,482
Cheil Worldwide, Inc.	45,914	896,135
Choa Pharmaceutical Co. (b)(c)	18,289	93,320
Chong Kun Dang Pharmaceutical Corp.	3,826	407,003
Chongkundang Holdings Corp.	2,037	127,628
CJ CGV Co., Ltd.	537	25,125
CJ Freshway Corp.	1,743	49,026
CMG Pharmaceutical Co., Ltd. (b)(c)	44,208	229,957
CNK International Co., Ltd. (a)(b)	16,071	—
Com2uSCorp	7,536	995,968
Coreana Cosmetics Co., Ltd.	46,690	273,595
Cosmax, Inc.	5,459	772,651
Cosmecca Korea Co., Ltd.	7,950	250,128
CosmoAM&T Co., Ltd. (b)	11,293	254,519
COSON Co., Ltd. (b)	18,919	258,393
CROWNHAITAI Holdings Co., Ltd.	1,904	24,374
CrystalGenomics, Inc. (b)	18,308	384,563
Security Description	Shares	Value
CS Wind Corp.	9,062	$ 273,678
CTC BIO, Inc. (b)	6,596	76,708
Cuckoo Homesys Co., Ltd. (b)	1,343	258,490
CUROCOM Co., Ltd. (b)	128,631	281,788
Dae Han Flour Mills Co., Ltd.	495	81,217
Dae Hwa Pharmaceutical Co., Ltd.	9,497	237,157
Daea TI Co., Ltd.	31,946	244,797
Daeduck Electronics Co.	36,058	259,403
Daeduck GDS Co., Ltd.	6,356	70,192
Daesang Corp.	17,279	408,901
Daewon Pharmaceutical Co., Ltd.	10,852	194,685
Daewoo Engineering & Construction Co., Ltd. (b)	115,791	617,970
Daewoong Co., Ltd.	25,295	410,467
Daishin Securities Co., Ltd. Preference Shares	63,824	544,309
Daou Technology, Inc.	19,361	390,973
Dawonsys Co., Ltd.	17,038	265,727
DB HiTek Co., Ltd. (c)	26,529	377,875
Dentium Co., Ltd.	6,044	547,597
DGB Financial Group, Inc.	104,499	956,200
Digital Power Communications Co., Ltd.	14,105	44,632
DIO Corp. (b)	816	23,687
DMS Co., Ltd.	45,311	269,599
Dong-A Socio Holdings Co., Ltd. (c)	4,420	452,261
Dong-A ST Co., Ltd.	4,660	451,611
Dongkoo Bio & Pharma Co., Ltd. (b)	9,475	264,369
DongKook Pharmaceutical Co., Ltd.	3,396	200,836
Dongkuk Steel Mill Co., Ltd.	21,205	177,975
Dongsung Finetec Co., Ltd. (b)	8,631	61,314
Dongsung Pharmaceutical Co., Ltd. (b)	9,441	301,295
Dongwha Pharm Co., Ltd.	32,068	328,124
Dongwon F&B Co., Ltd.	418	112,107
Dongwon Industries Co., Ltd.	186	50,137
Doosan Heavy Industries & Construction Co., Ltd. (b)	45,835	615,679
Doosan Infracore Co., Ltd. (b)	60,116	531,113
DoubleUGames Co., Ltd.	6,701	416,830
Douzone Bizon Co., Ltd.	17,941	988,231
Easy Bio, Inc.	37,305	259,966
Ecopro Co., Ltd. (b)(c)	11,202	431,215
EM-Tech Co., Ltd.	17,291	272,790
Enerzent Co., Ltd. (b)	69,478	181,329
ENF Technology Co., Ltd.	22,240	258,640
Enzychem Lifesciences Corp. (b)	2,714	292,136
Esmo Corp. (b)	33,108	262,655
Eugene Corp.	40,748	253,470
Eugene Investment & Securities Co., Ltd. (b)	117,637	307,548
Eugene Technology Co., Ltd.	3,975	50,707
F&F Co., Ltd.	4,139	314,553
Feelingk Co., Ltd. (b)	97,278	264,845
Feelux Co., Ltd.	21,936	346,072
Finetex EnE, Inc. (b)(c)	52,969	6,208

140

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Foosung Co., Ltd. (b)(c)	39,937	$ 383,438
GemVax & Kael Co., Ltd. (b)	16,027	213,838
Genexine Co., Ltd. (b)	8,219	770,589
GNCO Co., Ltd. (b)(c)	23,216	48,242
Golfzon Newdin Holdings Co., Ltd.	2,654	11,102
Grand Korea Leisure Co., Ltd.	15,150	340,764
Green Cross Cell Corp.	3,312	222,442
Green Cross Corp.	4,126	650,935
Green Cross Holdings Corp.	15,040	391,169
Green Cross LabCell Corp.	4,972	273,421
GS Home Shopping, Inc.	2,604	475,375
G-SMATT GLOBAL Co., Ltd. (b)	21,662	270,470
G-treeBNT Co., Ltd. (b)(c)	14,510	440,827
HAESUNG DS Co., Ltd.	17,394	268,927
Halla Holdings Corp.	2,777	101,517
Hana Tour Service, Inc.	4,845	322,782
Hanall Biopharma Co., Ltd. (b)	16,262	477,928
Handsome Co., Ltd.	11,925	402,606
Hanil Cement Co., Ltd. (b)	983	131,598
Hanil Holdings Co., Ltd.	807	52,745
Hanjin Kal Corp.	23,833	483,428
Hanjin Shipping Co., Ltd. (a)(b)	1,732	—
Hanjin Transportation Co., Ltd.	4,163	122,723
Hankook Cosmetics Co., Ltd. (b)	20,303	279,126
Hankook Tire Worldwide Co., Ltd.	14,702	238,572
Hanmi Semiconductor Co., Ltd.	14,466	134,977
Hansae Co., Ltd.	11,196	219,529
Hansol Chemical Co., Ltd.	8,717	627,891
Hansol Holdings Co., Ltd.	49,465	224,304
Hansol Paper Co., Ltd.	31,171	567,640
Hanssem Co., Ltd.	7,490	517,227
Hanwha Aerospace Co., Ltd. (b)	23,128	529,593
Hanwha General Insurance Co., Ltd.	43,746	276,851
Hanwha Investment & Securities Co., Ltd. (b)	87,516	204,737
HDC Holdings Co., Ltd.	15,434	318,628
HDC Hyundai Engineering Plastics Co., Ltd.	5,251	27,409
Hite Jinro Co., Ltd.	17,034	258,754
HLB Life Science Co., Ltd. (b)	17,004	343,376
HS Industries Co., Ltd.	36,909	280,831
Huchems Fine Chemical Corp.	22,022	495,334
Hugel, Inc. (b)	1,433	552,659
Humedix Co., Ltd.	1,145	33,960
Huons Co., Ltd.	3,214	286,848
Huons Global Co., Ltd.	2,230	110,771
Hyosung Advanced Materials Corp. (b)	2,110	269,159
Hyosung Chemical Corp. (b)	1,868	257,655
Hyosung Corp.	6,032	261,020
Hyosung Heavy Industries Corp. (b)	4,784	256,182
Hyosung TNC Co., Ltd. (b)	1,717	287,908
Hyundai Bioscience Co., Ltd. (b)(c)	47,923	407,837
Hyundai Construction Equipment Co., Ltd. (b)	3,706	409,272
Security Description	Shares	Value
Hyundai Corp.	2,443	$ 73,119
Hyundai Greenfood Co., Ltd. (c)	36,084	457,048
Hyundai Home Shopping Network Corp.	4,194	419,684
Hyundai Hy Communications & Network Co., Ltd.	13,039	49,076
Hyundai Livart Furniture Co., Ltd.	13,718	301,753
Hyundai Merchant Marine Co., Ltd. (b)(c)	127,119	563,827
Hyundai Mipo Dockyard Co., Ltd. (b)	4,383	408,961
Hyundai Wia Corp.	2,027	77,389
Il Dong Pharmaceutical Co., Ltd.	8,519	206,207
Ilyang Pharmaceutical Co., Ltd. (b)	8,684	281,442
Innocean Worldwide, Inc.	6,099	321,101
Innox Advanced Materials Co., Ltd. (b)	2,718	130,601
Inscobee, Inc. (b)(c)	55,511	464,906
Insun ENT Co., Ltd. (b)	41,093	263,395
Interojo Co., Ltd.	3,732	105,139
iNtRON Biotechnology, Inc. (b)	7,679	294,907
IS Dongseo Co., Ltd.	6,336	220,196
ISC Co., Ltd.	23,308	251,098
Jahwa Electronics Co., Ltd.	24,279	271,408
Jayjun Cosmetic Co., Ltd. (b)(c)	15,984	271,624
JB Financial Group Co., Ltd.	212,246	1,153,792
Jeil Pharmaceutical Co., Ltd. (c)	5,103	272,804
Jeju Air Co., Ltd.	5,406	182,759
Jenax, Inc. (b)(c)	7,526	185,903
Jin Air Co., Ltd.	13,614	265,714
JoyCity Corp. (b)	330	3,986
JW Pharmaceutical Corp.	6,430	261,142
JW Shinyak Corp.	32,300	259,739
JYP Entertainment Corp. (b)	23,894	799,159
Kangstem Biotech Co., Ltd. (b)	14,789	292,647
KC Co., Ltd.	5,960	112,027
KEPCO Engineering & Construction Co., Inc.	14,641	277,179
KEPCO Plant Service & Engineering Co., Ltd.	15,819	484,874
Kginicis Co., Ltd.	17,112	283,079
KGMobilians Co., Ltd.	11,526	80,529
Kiwi Media Group Co., Ltd. (b)	651,786	253,252
KIWOOM Securities Co., Ltd. (c)	7,303	641,913
Koh Young Technology, Inc.	4,951	486,508
Kolon Industries, Inc.	9,578	537,076
Kolon Life Science, Inc. (b)	3,148	235,266
Komipharm International Co., Ltd. (b)(c)	14,789	347,310
KONA I Co., Ltd. (b)	1,168	19,164
Korea Circuit Co., Ltd. (b)	25,756	153,015
Korea Electric Terminal Co., Ltd.	2,731	105,375
Korea Kolmar Co., Ltd. (c)	9,422	635,353
Korea Line Corp. (b)	7,113	154,860
Korea Petrochemical Ind Co., Ltd.	2,728	453,744
Korea Real Estate Investment & Trust Co., Ltd.	56,011	140,880
Korea United Pharm, Inc.	7,418	201,960

141

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Korean Reinsurance Co.	98,271	$ 925,789
Kortek Corp.	8,193	122,239
KT Skylife Co., Ltd.	5,328	67,245
Kumho Industrial Co., Ltd.	14,477	155,309
Kumho Tire Co., Inc. (b)(c)	53,369	254,997
Kwang Dong Pharmaceutical Co., Ltd.	18,445	127,207
KyungDong City Gas Co., Ltd.	829	31,314
Kyungdong Pharm Co., Ltd.	14,748	175,500
L&F Co., Ltd.	11,373	449,076
Leaders Cosmetics Co., Ltd. (b)	7,623	114,766
LEENO Industrial, Inc.	7,199	427,689
LegoChem Biosciences, Inc. (b)	6,013	268,871
LF Corp.	2,300	54,014
LG International Corp.	24,948	498,173
Lock&Lock Co., Ltd.	3,481	53,662
LOT Vacuum Co., Ltd.	28,286	263,926
Lotte Chilsung Beverage Co., Ltd.	290	363,922
LOTTE Fine Chemical Co., Ltd.	15,409	720,962
Lotte Food Co., Ltd.	707	529,015
LOTTE Himart Co., Ltd.	4,404	264,816
Lotte Non-Life Insurance Co., Ltd.	111,202	275,687
LS Industrial Systems Co., Ltd.	11,920	801,652
Lumens Co., Ltd. (b)	19,158	57,427
Lutronic Corp.	11,016	129,600
Macrogen, Inc. (b)	4,527	161,001
Maeil Dairies Co., Ltd.	927	69,447
MagnaChip Semiconductor Corp. (b)(c)	25,077	248,262
Mando Corp.	18,818	585,279
ME2ON Co., Ltd. (b)	41,621	271,282
Medipost Co., Ltd. (b)	4,548	426,407
Meerecompany, Inc.	2,973	234,785
Meritz Financial Group, Inc.	34,640	391,915
Meritz Fire & Marine Insurance Co., Ltd.	31,100	542,515
Mezzion Pharma Co., Ltd. (b)	3,459	283,767
Minwise Co., Ltd.	24,678	508,355
Mirae Asset Life Insurance Co., Ltd.	58,680	271,909
Mirae Corp. (b)	233,232	46,468
Modetour Network, Inc.	7,585	171,975
MyungMoon Pharm Co., Ltd.	42,657	277,650
Namhae Chemical Corp.	20,518	254,336
Nanomedics Co., Ltd. (b)	25,445	270,679
Naturalendo Tech Co., Ltd. (b)(c)	2,389	41,567
Naturecell Co., Ltd. (b)(c)	29,907	413,858
Neowiz (b)	6,760	94,765
NEPES Corp. (c)	10,488	100,696
NHN Entertainment Corp. (b)	8,912	491,697
NHN KCP Corp. (b)	7,760	92,343
NICE Holdings Co., Ltd.	5,530	100,455
NICE Information Service Co., Ltd.	29,135	270,535
NongShim Co., Ltd.	2,983	654,821
OPTRON-TEC, Inc. (b)	39,086	172,835
Orion Holdings Corp.	12,992	220,779
Security Description	Shares	Value
Oscotec, Inc. (b)	11,169	$ 266,324
Osstem Implant Co., Ltd. (b)	8,165	357,368
Osung Advanced Materials Co., Ltd. (b)	111,202	261,652
Paradise Co., Ltd. (c)	26,259	495,944
Paru Co., Ltd. (b)(c)	89,933	275,657
Peptron, Inc. (b)(c)	14,618	417,092
Pharmicell Co., Ltd. (b)(c)	41,649	621,403
POLUS BioPharm, Inc. (b)	20,093	265,371
Poongsan Corp.	19,754	565,418
Posco ICT Co., Ltd.	8,096	55,032
Power Logics Co., Ltd. (b)	15,824	77,034
Prostemics Co., Ltd. (b)	32,847	275,983
PSK, Inc.	15,368	231,369
Sajo Industries Co., Ltd.	1,250	70,881
Sam Chun Dang Pharm Co., Ltd.	6,383	275,633
Sam Yung Trading Co., Ltd.	5,770	86,869
Samick THK Co., Ltd.	19,359	257,422
Samjin Pharmaceutical Co., Ltd.	10,554	553,746
Samwha Capacitor Co., Ltd.	3,895	261,598
Samyang Holdings Corp.	4,163	380,928
Sangsangin Co., Ltd. (b)	20,416	381,908
S-Connect Co., Ltd. (b)	144,590	262,002
SeAH Steel Corp. (f)	678	41,869
Seegene, Inc. (b)	174	3,882
Seobu T&D (b)	11,932	110,795
Seohan Co., Ltd.	155,221	304,355
Seoul Semiconductor Co., Ltd.	25,050	462,948
SFA Engineering Corp.	30,121	993,850
Shinsegae Information & Communication Co., Ltd.	2,754	372,414
Shinsegae International, Inc.	1,295	266,180
Shinsung E&G Co., Ltd. (b)	216,616	257,772
Silicon Works Co., Ltd.	5,344	195,356
Sindoh Co., Ltd.	1,302	58,277
SK Bioland Co., Ltd.	4,028	66,089
SK Chemicals Co., Ltd. (b)	4,134	317,527
SK Discovery Co., Ltd.	3,850	116,446
SK Gas, Ltd.	3,746	284,348
SK Materials Co., Ltd. (c)	3,119	513,155
SK Networks Co., Ltd.	74,421	369,002
SK Securities Co., Ltd. (b)	252,880	239,373
SKC Co., Ltd.	14,921	573,704
SKCKOLONPI, Inc.	9,358	396,508
SM Culture & Contents Co., Ltd. (b)(c)	102,783	243,696
SM Entertainment Co., Ltd. (b)	9,540	434,320
S-MAC Co., Ltd. (b)	208,852	253,240
Songwon Industrial Co., Ltd.	15,805	353,359
Soulbrain Co., Ltd.	8,006	433,771
SPC Samlip Co., Ltd.	1,726	214,729
ST Pharm Co., Ltd.	8,802	238,053
STCUBE (b)	12,956	276,815
Suheung Co., Ltd. (c)	1,547	43,931
SundayToz Corp. (b)	998	19,029
Sungshin Cement Co., Ltd. (b)(c)	14,450	166,743
Synopex, Inc. (b)(c)	30,963	97,278
Taekwang Industrial Co., Ltd.	554	832,561

142

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Taeyoung Engineering & Construction Co., Ltd.	46,831	$ 536,176
TechWing, Inc.	19,686	243,136
Tego Science, Inc. (b)	4,972	262,215
Telcon RF Pharmaceutical, Inc. (b)	40,592	376,919
Theragen Etex Co., Ltd. (b)	19,042	256,640
Tovis Co., Ltd.	7,677	55,229
Union Semiconductor Equipment & Materials Co., Ltd.	53,854	257,800
Unison Co., Ltd. (b)	135,511	252,881
Value Added Technology Co., Ltd.	3,728	106,202
Wave Electronics Co., Ltd. (b)	6,903	146,866
Webzen, Inc. (b)	12,204	218,940
WeMade Entertainment Co., Ltd.	5,989	167,373
Whanin Pharmaceutical Co., Ltd.	9,275	178,936
Wins Co., Ltd.	6,939	82,574
WiSoL Co., Ltd.	6,404	111,424
Wonik Holdings Co., Ltd. (b)	106,914	479,029
WONIK IPS Co., Ltd.	17,910	361,671
Woojeon Co., Ltd. (a)(b)	7,674	—
Woongjin Thinkbig Co., Ltd.	8,406	35,844
Woori Technology Investment Co., Ltd.	76,873	276,168
Woory Industrial Co., Ltd.	9,090	247,071
YG Entertainment, Inc.	4,028	160,503
Yong Pyong Resort Co., Ltd.	42,224	272,548
Young Poong Corp.	602	419,514
Youngone Corp.	10,693	380,774
Yuanta Securities Korea Co., Ltd. (b)	78,439	268,358
Yungjin Pharmaceutical Co., Ltd. (b)	56,478	429,218
Yuyang D&U Co., Ltd. (b)	31,160	260,685
		95,561,348
SPAIN — 1.1%
Abengoa SA Class B (b)	12,795,224	148,616
Aedas Homes SAU (b)(d)	13,446	425,109
Amper SA (b)	735,981	256,965
Applus Services SA	56,669	806,966
Atresmedia Corp. de Medios de Comunicacion SA	54,198	336,788
Construcciones y Auxiliar de Ferrocarriles SA	12,154	506,090
Distribuidora Internacional de Alimentacion SA (c)	278,222	646,309
Ercros SA	66,758	388,860
Euskaltel SA (d)	712	5,603
Faes Farma SA	184,876	781,630
Global Dominion Access SA (b)(d)	44,901	273,801
Grupo Ezentis SA (b)(c)	312,353	259,763
Lar Espana Real Estate Socimi SA REIT	26,419	269,113
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA (b)	1,093,742	612,324
Miquel y Costas & Miquel SA	6,884	255,864
Neinor Homes SA (c)(d)	25,475	463,367
Security Description	Shares	Value
Papeles y Cartones de Europa SA	28,649	$ 556,371
Pharma Mar SA (b)(c)	23,336	41,253
Promotora de Informaciones SA Class A (b)(c)	227,003	511,508
Quabit Inmobiliaria SA (b)	117,338	256,767
Sacyr SA (c)	131,814	386,582
Solaria Energia y Medio Ambiente SA (b)	42,421	275,430
Talgo SA (b)(d)	39,473	208,837
Tecnicas Reunidas SA (c)	20,855	642,154
Telepizza Group SA (d)	34,660	205,314
Tubacex SA (b)	86,119	318,086
		9,839,470
SWEDEN — 3.1%
AcadeMedia AB (b)(d)	30,916	171,385
Acando AB	92,434	386,649
AF AB Class B	31,143	719,288
Alimak Group AB (c)(d)	21,129	297,933
Arjo AB Class B	84,944	287,025
Attendo AB (d)	51,201	481,024
Avanza Bank Holding AB (c)	10,628	483,765
Bergman & Beving AB	14,029	151,913
Betsson AB (b)	53,277	410,247
Bilia AB Class A	29,357	239,492
BioGaia AB Class B	6,624	332,571
Biotage AB	38,253	512,724
Bonava AB Class B	39,942	573,539
Boozt AB (c)(d)	20,981	176,941
Bravida Holding AB (d)	86,532	709,327
Bufab AB	24,288	282,939
Bure Equity AB	23,583	301,775
Capio AB (d)	74,388	424,085
Cellavision AB	19,894	606,224
Cherry AB Class B (b)(c)	39,391	252,029
Cloetta AB Class B	115,358	356,456
Collector AB (b)	36,582	254,213
Coor Service Management Holding AB (d)	45,811	365,738
D Carnegie & Co. AB (b)(c)	15,247	291,800
Duni AB	17,664	233,581
Dustin Group AB (d)	33,987	320,639
G5 Entertainment AB	4,482	153,714
Granges AB	38,873	463,336
Haldex AB	46,355	454,522
Hansa Medical AB (b)	14,762	558,729
HIQ International AB	33,713	220,818
Hoist Finance AB (c)(d)	27,212	228,266
Infant Bacterial Therapeutics AB (b)	15	295
Instalco Intressenter AB	33,454	268,965
Inwido AB	32,460	244,366
JM AB	36,526	716,704
KappAhl AB	39,219	149,521
Karo Pharma AB (c)	86,420	307,074
Klovern AB Class B (c)	198,875	261,195
KNOW IT AB	24,594	521,570
Kungsleden AB (c)	85,499	628,754
LeoVegas AB (c)(d)	67,773	459,532

143

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Lindab International AB	55,451	$ 414,642
Medicover AB (b)	38,046	342,248
Mekonomen AB	9,978	141,818
MQ Holding AB	1,694	2,949
Munters Group AB (c)(d)	54,894	239,496
Mycronic AB (c)	32,000	334,818
NCC AB Class B (c)	44,833	794,000
NetEnt AB (b)	98,394	398,690
New Wave Group AB Class B	99,543	736,510
Nobia AB	55,325	391,304
Nobina AB (d)	51,165	365,908
Nolato AB Class B	12,666	780,480
Nordic Waterproofing Holding A/S (d)	27,811	257,058
Oncopeptides AB (b)(c)(d)	14,970	270,339
Opus Group AB	15,730	11,320
Paradox Interactive AB	15,919	277,453
RaySearch Laboratories AB (b)(c)	14,814	203,723
Recipharm AB Class B (b)	26,622	425,080
Sagax AB Class D	30	117
SAS AB (b)	91,481	220,957
Scandi Standard AB	30,381	195,065
Scandic Hotels Group AB (d)	32,223	361,790
SkiStar AB	11,315	281,819
Tethys Oil AB	32,658	359,035
THQ Nordic AB (b)	17,061	383,686
Tobii AB (b)(c)	41,463	207,194
Troax Group AB	6,602	213,430
Vitrolife AB	44,416	651,567
Wihlborgs Fastigheter AB	182,706	2,196,614
		26,719,773
SWITZERLAND — 2.4%
AC Immune SA (b)(c)	31,300	250,400
ALSO Holding AG (b)	2,688	338,477
APG SGA SA	311	111,435
Arbonia AG (b)(c)	21,175	288,750
Aryzta AG (b)	53,065	507,399
Ascom Holding AG	21,924	447,997
Autoneum Holding AG (c)	1,480	300,000
Bachem Holding AG Class B (c)	3,775	485,401
Basilea Pharmaceutica AG (b)(c)	976	53,106
Bell Food Group AG	850	271,499
Bobst Group SA	2,886	226,909
Bossard Holding AG Class A	2,080	414,808
Burckhardt Compression Holding AG	1,439	502,943
Ceva Logistics AG (b)	15,849	303,416
Coltene Holding AG (c)	2,404	275,643
Comet Holding AG (b)(c)	3,539	359,407
Feintool International Holding AG (b)	2,291	262,686
GAM Holding AG (b)	92,415	659,431
Gurit Holding AG (c)	245	207,176
HBM Healthcare Investments AG Class A (b)	3,180	580,786
HOCHDORF Holding AG (b)(c)	910	164,337
Huber + Suhner AG	6,534	490,986
Implenia AG	8,582	546,039
Security Description	Shares	Value
Inficon Holding AG (b)	979	$ 502,630
Interroll Holding AG	422	826,892
Intershop Holding AG	262	132,502
Kardex AG (b)	4,238	722,820
Komax Holding AG	2,295	744,794
LEM Holding SA	282	333,735
Leonteq AG (b)	3,791	197,351
Medartis Holding AG (b)(d)	3,060	234,011
Metall Zug AG Class B	138	454,914
Meyer Burger Technology AG (b)(c)	249,355	177,418
Mobilezone Holding AG	19,063	226,383
Mobimo Holding AG	3,225	765,971
Newron Pharmaceuticals SpA (b)	190	1,653
Oriflame Holding AG	19,940	509,868
Orior AG	5,985	563,698
Phoenix Mecano AG	468	311,904
Resurs Holding AB (d)	52,900	395,864
Rieter Holding AG (c)	1,524	235,434
Schmolz + Bickenbach AG (b)	192,167	152,270
Schweiter Technologies AG	558	678,649
Schweizerische Nationalbank	44	252,252
Sensirion Holding AG (b)(d)	4,169	283,823
Swissquote Group Holding SA	5,741	419,055
u-blox Holding AG (b)(c)	4,773	687,023
Valiant Holding AG	6,896	785,048
Valora Holding AG (b)	5,073	1,368,484
Vetropack Holding AG	131	333,937
Ypsomed Holding AG (b)(c)	1,929	276,474
Zehnder Group AG	2,673	117,122
Zur Rose Group AG (b)	2,698	352,441
		21,093,451
UNITED ARAB EMIRATES — 0.0% (g)
NMC Health PLC	3	133
UNITED KINGDOM — 7.7%
888 Holdings PLC	168,870	438,888
A.G. Barr PLC	47,906	449,797
AA PLC	355,896	450,183
Anglo Pacific Group PLC	128,703	245,878
AO World PLC (b)(c)	85,448	156,000
Arrow Global Group PLC	92,006	277,155
Assura PLC REIT	1,447,817	1,021,422
Avon Rubber PLC	17,642	296,778
Biffa PLC (d)	145,883	479,401
Big Yellow Group PLC REIT	80,941	968,959
Bovis Homes Group PLC	73,338	1,025,700
Brewin Dolphin Holdings PLC	170,140	761,018
Cairn Energy PLC (b)	351,837	1,067,199
Capital & Regional PLC REIT	367,015	205,801
Card Factory PLC (c)	207,492	535,748
Centamin PLC	668,238	925,443
Charter Court Financial Services Group PLC (d)	59,721	260,739
Chemring Group PLC	104,875	294,039
Cineworld Group PLC	30	123
Civitas Social Housing PLC REIT	134,967	193,604

144

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
Clarkson PLC	12,585	$ 443,110
CMC Markets PLC (d)	38,670	70,094
Coats Group PLC	595,539	639,929
ContourGlobal PLC (d)	106,756	283,999
Costain Group PLC	54,887	298,469
Countrywide PLC (b)(c)	308,849	47,283
Crest Nicholson Holdings PLC	140,247	640,477
Dairy Crest Group PLC	108,441	646,538
Devro PLC	160,000	429,815
DFS Furniture PLC	170,872	481,303
Dialog Semiconductor PLC (b)	37,038	809,414
Domino's Pizza Group PLC	275,614	1,004,204
Drax Group PLC	215,904	1,092,975
Dunelm Group PLC	56,007	399,506
EI Group PLC (b)	447,991	967,439
Elementis PLC	219,392	768,459
Empiric Student Property PLC REIT	376,480	472,784
EnQuest PLC (b)	520,707	280,778
Equiniti Group PLC (d)	206,029	714,668
Essentra PLC	159,040	839,954
esure Group PLC	147,902	535,411
F&C Commercial Property Trust, Ltd. (c)	291,821	531,247
Firstgroup PLC (b)	540,693	641,985
Forterra PLC (d)	105,538	359,206
Foxtons Group PLC	364,774	253,064
Future PLC (b)	43,714	274,765
Galliford Try PLC	57,118	753,040
Games Workshop Group PLC	12,827	633,119
Genel Energy PLC (b)(c)	112,808	364,826
Go-Ahead Group PLC	18,171	380,793
Gocompare.Com Group PLC	172,955	219,001
Grainger PLC	176,901	692,063
Greene King PLC	162,890	1,041,266
Greggs PLC	52,987	728,981
Gulf Keystone Petroleum, Ltd. (b)	165,136	621,272
Gym Group PLC (d)	64,572	264,404
Halfords Group PLC	88,948	367,001
Hansteen Holdings PLC REIT	345,852	437,478
Headlam Group PLC	45,817	283,801
Helical PLC	42,522	183,542
Hill & Smith Holdings PLC	39,161	503,529
Hunting PLC (b)	67,074	683,124
Huntsworth PLC	27	41
Ibstock PLC (d)	214,169	658,000
Indivior PLC (b)	24	58
IntegraFin Holdings PLC (b)	115,529	534,827
International Personal Finance PLC	3,755	11,018
ITE Group PLC	46,046	43,233
J D Wetherspoon PLC	89,154	1,518,372
JD Sports Fashion PLC	9	54
John Menzies PLC	63,089	450,846
Johnston Press PLC (b)	362	14
JPJ Group PLC (b)	42,439	420,050
JTC PLC (d)	52,281	267,254
Just Group PLC	363,261	418,760
Security Description	Shares	Value
KCOM Group PLC	234,516	$ 286,860
Keller Group PLC	57,767	765,363
Kier Group PLC (c)	54,696	645,860
Lancashire Holdings, Ltd.	105,645	837,619
Lb-shell PLC (b)	571	1
LondonMetric Property PLC REIT	320,488	743,084
Lookers PLC	134,655	186,835
Luxfer Holdings PLC	9,128	212,226
LXI REIT PLC (b)(e)(f)	38,463	1,630
LXI REIT PLC (e)	170,335	257,665
Marshalls PLC	106,712	577,226
Marston's PLC	221,453	285,176
McBride PLC (b)	151,592	280,315
McCarthy & Stone PLC (d)	26,807	46,913
Mitchells & Butlers PLC	109,962	378,565
Mitie Group PLC (c)	27,171	51,979
Moneysupermarket.com Group PLC	27	98
Morgan Advanced Materials PLC	184,137	797,691
Morgan Sindall Group PLC	23,225	398,571
NCC Group PLC	37,355	97,426
NewRiver REIT PLC (c)	224,940	756,799
Northgate PLC	50,111	271,714
On the Beach Group PLC (d)	77,283	498,865
OneSavings Bank PLC	109,171	578,284
Oxford Biomedica PLC (b)	34,713	413,926
Oxford Instruments PLC	24,195	312,675
Paragon Banking Group PLC	134,599	840,408
Pendragon PLC	1,293,159	458,685
Pets at Home Group PLC	318,188	495,430
Photo-Me International PLC	108,250	175,607
Picton Property Income, Ltd.	179,980	206,539
Polypipe Group PLC	117,129	544,067
Premier Foods PLC (b)	530,552	293,005
Premier Oil PLC (b)	366,162	661,328
Primary Health Properties PLC REIT	310,159	460,279
PZ Cussons PLC	199,677	608,789
QinetiQ Group PLC	289,541	1,080,622
Rathbone Brothers PLC	25,647	802,679
RDI REIT PLC	601,001	258,633
Reach PLC	139,032	121,837
Regional REIT, Ltd. (d)	161,645	205,102
Renewi PLC	107,532	79,929
Renishaw PLC	3	186
Restaurant Group PLC (c)	88,460	343,762
RPC Group PLC	12	124
RPS Group PLC	65,619	188,255
Sabre Insurance Group PLC (d)	120,093	415,009
Safestore Holdings PLC REIT	117,282	796,825
Saga PLC	644,002	1,098,472
Sanne Group PLC	82,165	685,742
Savills PLC	57,694	587,592
Schroder Real Estate Investment Trust, Ltd.	578,847	452,152
Senior PLC	433,713	1,765,751
Serco Group PLC (b)	577,280	736,240

145

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Security Description	Shares	Value
SIG PLC	271,150	$ 448,356
SSP Group PLC	14	132
St Modwen Properties PLC	124,054	614,736
Stagecoach Group PLC	277,206	565,732
Stobart Group, Ltd.	206,022	667,627
Superdry PLC	24,755	350,580
SVG Capital PLC (a)(b)	16,733	—
TalkTalk Telecom Group PLC (c)	407,352	654,979
Ted Baker PLC	20,091	606,260
Telecom Plus PLC	35,088	476,783
Thomas Cook Group PLC	417,332	315,104
Topps Tiles PLC	10,772	8,836
Triple Point Social Housing Reit PLC (d)	182,953	255,280
Tyman PLC	118,799	542,219
U & I Group PLC	69,002	204,709
UK Commercial Property REIT, Ltd.	166,406	189,659
Ultra Electronics Holdings PLC	39,615	820,360
Wincanton PLC	95,335	275,994
		67,504,279
UNITED STATES — 1.1%
Adaptimmune Therapeutics PLC ADR (b)	36,273	491,862
Alacer Gold Corp. (b)	232,182	359,248
Boart Longyear, Ltd. (b)	36	—
BrightSphere Investment Group PLC	61,008	756,499
Civeo Corp. (b)	99,549	413,128
DHT Holdings, Inc.	63,021	296,199
Ferroglobe PLC	45,000	367,650
Ferroglobe Representation & Warranty Insurance Trust (a)(b)	19,857	—
Golden Star Resources, Ltd. (b)(c)	263,420	190,953
Hecla Mining Co.	42,233	117,830
Hudson, Ltd. Class A (b)	19,500	439,920
IMAX Corp. (b)	36,676	946,241
Mitel Networks Corp. (b)	39,747	438,012
New Pride Corp. (b)	83,005	279,115
Nordic American Tankers, Ltd. (c)	98,739	206,364
Ormat Technologies, Inc.	1	41
Oxford Immunotec Global PLC (b)	18,973	307,932
Pieris Pharmaceuticals, Inc. (b)	48,000	268,800
Quotient, Ltd. (b)	39,600	298,980
Sims Metal Management, Ltd.	90,333	826,810
Stratasys, Ltd. (b)	32,300	746,453
Strongbridge Biopharma PLC (b)	61,200	296,820
Tahoe Resources, Inc. (b)(c)	168,632	465,741
TI Fluid Systems PLC (d)	92,118	297,914
Tucows, Inc. Class A (b)(c)	7,880	439,310
		9,251,822
TOTAL COMMON STOCKS (Cost $818,913,970)		867,005,284

Security Description	Shares	Value
WARRANTS — 0.0% (g)
AUSTRALIA — 0.0% (g)
Boart Longyear, Ltd. (expiring 09/13/24) (b)	50	$ —
CANADA — 0.0% (g)
Australis Capital, Inc. (expiring 9/19/19) (b)	7,412	13,475
FRANCE — 0.0% (g)
CGG SA (expiring 02/21/22) (b)	533	241
CGG SA (expiring 02/21/23) (b)	1,729	264
		505
SINGAPORE — 0.0% (g)
Ezion Holdings, Ltd. (expiring 04/16/23) (b) (c) (f)	389,064	—
Ezion Holdings, Ltd. (expiring 04/24/20) (b) (c)	115,305	85
		85
TOTAL WARRANTS (Cost $39,646)		14,065
RIGHTS — 0.0% (g)
FRANCE — 0.0% (g)
GL Events (expiring 10/08/18) (b) (c)	9,141	4,248
JAPAN — 0.0% (g)
SAMTY Co., Ltd. (expiring 11/19/18) (b) (f)	16,200	73,523
SINGAPORE — 0.0% (g)
E Lippo Healthcare, Ltd. (expering 10/17/18) (b) (f)	1,800	26
SWEDEN — 0.0% (g)
Mekonomen AB (expiring 10/18/18) (b) (f)	39,912	30,390
TOTAL RIGHTS (Cost $37,680)		108,187
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (h) (i)	116,772	116,772
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	80,083,724	80,083,724
TOTAL SHORT-TERM INVESTMENTS (Cost $80,200,496)		80,200,496
TOTAL INVESTMENTS — 108.7% (Cost $899,191,792)		947,328,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(76,212,010)
NET ASSETS — 100.0%		$ 871,116,022

146

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2018, total aggregate fair value of securities is $81,478, representing less than 0.05% of the Fund's net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2018.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $1,520,803 representing 0.1% of net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 53,485,746	$ —	$ 0(a)	$ 53,485,746
Austria	3,174,913	—	—	3,174,913
Belgium	10,211,603	—	—	10,211,603
Canada	71,851,792	106,665	0(a)	71,958,457
China	1,478,966	—	—	1,478,966
Denmark	7,480,699	—	—	7,480,699
Finland	6,067,575	—	—	6,067,575
France	21,029,961	—	—	21,029,961
Germany	22,634,920	—	—	22,634,920
Greece	—	—	0(a)	0
Hong Kong	15,995,537	223,002	81,478	16,300,017
India	198,090	—	—	198,090
Ireland	7,452,578	—	—	7,452,578
Israel	13,899,183	—	—	13,899,183
Italy	11,588,115	—	—	11,588,115
Japan	333,710,906	1,031,651	—	334,742,557
Liechtenstein	274,579	—	—	274,579
Luxembourg	686,182	—	—	686,182
Macau	568,323	—	—	568,323
Malta	525,367	—	—	525,367
Netherlands	14,747,966	—	—	14,747,966
New Zealand	9,689,486	—	—	9,689,486
Norway	13,014,282	—	—	13,014,282
147

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Peru	$ 451,866	$ —	$ —	$ 451,866
Portugal	1,692,269	—	—	1,692,269
Singapore	13,669,261	12,047	0(a)	13,681,308
South Korea	95,519,479	41,869	0(a)	95,561,348
Spain	9,839,470	—	0(a)	9,839,470
Sweden	26,719,773	—	—	26,719,773
Switzerland	21,093,451	—	—	21,093,451
United Arab Emirates	133	—	—	133
United Kingdom	67,502,649	1,630	0(a)	67,504,279
United States	9,251,822	—	0(a)	9,251,822
Warrants
Australia	—	—	0(a)	0
Canada	13,475	—	—	13,475
France	505	—	—	505
Singapore	85	—	0(a)	85
Rights
France	4,248	—	—	4,248
Japan	—	73,523	—	73,523
Singapore	—	26	0(a)	26
Sweden	—	30,390	—	30,390
Short-Term Investments	80,200,496	—	—	80,200,496
TOTAL INVESTMENTS	$945,725,751	$1,520,803	$81,478	$947,328,032

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,500	$ 73,500	$ 92,899,566	$ 92,856,294	$—	$—	116,772	$ 116,772	$ 31,429	$—
State Street Navigator Securities Lending Government Money Market Portfolio	66,029,680	66,029,680	198,392,951	184,338,907	—	—	80,083,724	80,083,724	2,856,164	—
Total		$66,103,180	$291,292,517	$277,195,201	$—	$—		$80,200,496	$2,887,593	$—
148	ARGWX

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 4, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	December 4, 2018